UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Michael J. Leary, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments.

John Hancock

MUTUAL FUNDS

John Hancock Floating Rate Income Fund

Quarterly Portfolio Holdings

5.31.2009

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)
(showing percentage of total net assets)

Floating Rate Income Fund
	Shares or
	Principal
	Amount	Value

TERM LOANS - 80.24%
Aerospace - 1.35%
Dubai Aerospace Enterprise, Term Loan Strip
4.444% due 07/31/2014 (b)	$6,964,185	$4,874,929
Transdigm, Term Loan B
3.227% due 07/01/2012 (b)	7,285,000	6,749,043

		11,623,972
Air Travel - 0.52%
Hawker Beechcraft Corp., Inc., Tranche B
2.616% due 03/26/2014 (b)	7,848,802	4,504,341
Airlines - 1.34%
Delta Air Lines, Inc., Tranche A
2.425% due 04/30/2012 (b)	7,335,657	6,210,858
United Air Lines, Inc., Tranche B
2.375% due 01/12/2014 (b)	8,836,663	5,313,044

		11,523,902
Aluminum - 0.50%
Norada Aluminum, Inc., Term Loan B
2.316% due 05/18/2014 (b)	6,518,302	4,334,671
Amusement & Theme Parks - 0.80%
Cedar Fair LP, Tranche B
2.319% due 06/13/2012 (b)	7,367,879	6,904,757
Apparel & Textiles - 1.16%
Hanes Brands, Inc., Tranche B
5.796% due 10/15/2013 (b)	3,743,918	3,658,343
Iconix, Inc., Tranche B
3.470% due 05/01/2014 (b)	2,488,116	2,214,423
Novelis, Inc., Term Loan
2.320% due 07/06/2014 (b)	4,974,717	4,094,814

		9,967,580
Auto Parts - 0.87%
Allison Transmission, Inc., Tranche B
3.147% due 08/07/2014 (b)	9,703,614	7,483,912
Auto Services - 1.39%
Hertz Corp.
1.227% due 01/21/2012 (b)	9,915,404	8,917,666
Visteon, Tranche B
4.250% due 06/20/2013 (b)	6,500,000	3,033,336

		11,951,002
Automobiles - 2.01%
Adesa, Inc., Tranche B
3.051% due 09/22/2013 (b)	6,847,608	5,863,265
Ford Motor Company, Tranche B
3.613% due 11/29/2013 (b)	13,208,141	9,348,894
General Motors Corp., Tranche B
8.00% due 12/15/2013 (b)	2,198,162	2,058,945

		17,271,104
Broadcasting - 0.48%
Citadel Broadcasting Corp., Tranche A
2.701% due 06/12/2013 (b)	500,000	234,375
Citadel Broadcasting Corp., Tranche B
2.953% due 06/12/2014 (b)	7,000,000	3,196,669
CMP Susquehanna Corp.
2.367% due 06/07/2013 (b)	1,411,696	681,143

		4,112,187

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Building Materials & Construction - 1.23%
Sunguard Homes, Tranche B
2.477% due 08/15/2012 (b)	$11,636,841	$10,551,705
Business Services - 0.47%
Rental Service Corp., 2nd Lien
4.482% due 12/01/2013 (b)	5,500,000	4,015,000
Cable & Television - 6.54%
Cablevision Systems Corp., Tranche B
2.095% due 03/30/2013 (b)	9,072,231	8,502,386
Charter Communications, Inc., Tranche B
6.250% due 03/15/2014 (b)	21,272,467	18,028,415
Charter Communications, Inc., Tranche B2
9.250% due 03/06/2014 (b)	3,523,153	3,420,393
Direct TV Holdings, Inc., Tranche C
5.25% due 04/13/2013 (b)	4,945,025	4,864,669
Insight Midwest Holdings LLC, Tranche B
2.410% due 04/10/2014 (b)	2,250,000	2,074,687
Lodgenet Entertainment Corp., Tranche B
3.154% due 04/04/2014 (b)	5,358,849	4,092,821
Univision Communications, Inc., Tranche B
2.569% due 09/15/2014 (b)	14,875,000	10,137,313
UPC Broadband Holding NV
0.00% due 10/17/2013 (f)	1,934,417	1,778,851
2.161% due 03/30/2014 (b)	3,565,583	3,300,393

		56,199,928
Cellular Communications - 1.23%
Centennial Cellular, Tranche B
3.181% due 02/09/2011 (b)	3,556,722	3,519,486
Metropcs Wireless, Inc. Tranche B
3.066% due 02/20/2014 (b)	7,460,540	7,017,571

		10,537,057
Chemicals - 2.58%
Ashland, Inc.
0.00% due 11/20/2013 (f)	2,979,059	2,941,820
Brenntag, Term Loan B
2.367% due 12/23/2013 (b)	2,481,446	2,088,559
Lyondell Chemical Company
5.00% due 12/20/2014 (b)	10,163,431	4,330,343
10.441% due 12/15/2009 (b)	3,751,397	3,843,306
Lyondell Chemical Company, Roll-Up Dip Term
4.208% due 12/15/2009 (b)	3,749,549	2,991,307
Nalco Company
4.50% due 05/06/2016 (b)	6,000,000	5,946,000

		22,141,335
Commercial Services - 3.61%
Affinion Group, Tranche B
2.809% due 10/17/2012 (b)	5,941,374	5,466,064
Asurion Corp. Tranche B
3.635% due 07/02/2014 (b)	6,500,000	5,850,000
Sensata Technologies, Term Loan B
2.803% due 04/27/2013 (b)	4,544,886	3,196,569
Thomson Learning, Tranche B
8.50% due 07/05/2014 (b)	9,447,292	7,373,319
Ticketmaster, Term Loan
3.840% due 08/01/2014 (b)	3,000,000	2,790,000
US Investigations Services, Inc., Tranche B
3.977% due 02/21/2015 (b)	6,063,947	5,078,555

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Commercial Services (continued)
West Corp., Tranche B
2.733% due 10/01/2013 (b)	$1,481,109	$1,279,925

		31,034,432
Computer Services - 0.18%
Activant Solutions, Inc., Tranche B
2.881% due 05/02/2013 (b)	2,113,903	1,550,195
Containers & Glass - 2.36%
Graham Packaging Company, Inc.
2.679% due 10/07/2011 (b)	848,542	797,932
Graham Packaging Company, Inc., Tranche C
0.00% due 04/05/2014 (f)	8,491,159	8,300,108
Graphic Packaging, Inc., Tranche B
3.042% due 05/03/2014 (b)	5,119,776	4,713,393
Graphic Packaging, Inc., Tranche C
3.767% due 05/16/2014 (b)	6,929,826	6,426,332

		20,237,765
Cosmetics & Toiletries - 0.75%
Sally Holdings LLC, Tranche B
2.712% due 11/15/2013 (b)	6,915,487	6,401,763
Data Processing & Management - 1.40%
First Data Corp., Tranche B2
3.059% due 10/15/2014 (b)	16,393,325	12,028,603
Educational Services - 0.37%
Education Management, Tranche C
3.00% due 06/12/2013 (b)	3,561,772	3,187,786
Electrical Utilities - 4.41%
Calpine Corp.,Tranche B
4.095% due 03/29/2014 (b)	13,122,214	11,324,063
Energy Future Holdings Corp., Tranche B3
3.881% due 10/10/2014 (b)	19,804,497	13,536,374
NRG Energy, Inc.
0.00% due 02/01/2013 (f)	3,500,000	3,237,136
NRG Energy, Inc., Tranche B
2.820% due 02/01/2013 (b)	1,011,753	935,767
2.970% due 02/01/2013 (b)	9,509,954	8,795,719

		37,829,059
Energy - 1.54%
Brand Energy Services, Tranche B
3.493% due 02/07/2014 (b)	5,158,781	4,023,849
Express Energy Service, Term Loan
8.35% due 07/02/2013 (b)	3,769,869	1,633,609
TXU Energy, Tranche B2
3.881% due 10/10/2014 (b)	10,937,131	7,530,215

		13,187,673
Financial Services - 0.52%
Chrysler Financial, Tranche B
4.350% due 08/03/2012 (b)	4,497,468	3,948,134
Lender Processing Services, Tranche B
2.819% due 06/18/2014 (b)	495,000	480,150

		4,428,284
Food & Beverages - 2.93%
Aramark Corp.
2.336% due 01/31/2014 (b)	10,342,961	9,401,752

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Food & Beverages (continued)
Bolthouse Farms, Inc., Tranche B
2.625% due 12/16/2012 (b)	$4,948,504	$4,548,502
Dole Food Company, Inc., Letter of Credit
3.019% due 04/12/2013 (b)	5,379,415	5,337,391
Wrigley WM Jr. Company, Term Loan B
6.500% due 09/30/2014 (b)	5,875,625	5,883,557

		25,171,202
Healthcare Products - 4.06%
Bausch & Lomb, Inc., Tranche B
3.529% due 04/11/2015 (b)	7,934,896	6,903,359
Biomet, Inc., Tranche B
4.136% due 03/25/2015 (b)	9,439,590	8,864,955
Fenwal, Inc.
2.923% due 03/01/2014 (b)	7,997,668	6,084,890
Hanger Orthopedic Group, Inc., Tranche B
2.320% due 07/15/2014 (b)	4,941,771	4,497,011
Pharmaceutical Health Technologies, Tranche B
2.569% due 04/15/2014 (b)	4,516,556	3,477,748
Royalty Pharma, Tranche B
3.470% due 05/15/2014 (b)	5,346,720	5,043,738

		34,871,701
Healthcare Services - 1.19%
DaVita, Tranche B1
2.214% due 03/15/2014 (b)	6,000,000	5,603,436
Manor Care, Tranche B
8.009% due 11/15/2014 (b)	5,435,443	4,633,715

		10,237,151
Hotels & Restaurants - 1.82%
Harrahs Operating Company, Inc., Tranche B2
4.090% due 02/28/2015 (b)	18,794,837	14,404,156
QUIZNO'S Corp.
3.50% due 05/05/2012 (b)	1,959,810	1,250,359

		15,654,515
Leisure Time - 5.32%
AMC Entertainment, Inc., Term Loan B
1.813% due 01/26/2013 (b)	2,055,972	1,879,158
Carmike Cinemas, Inc., Term Loan
3.820% due 05/19/2012 (b)	3,876,035	3,466,628
5.190% due 05/19/2012 (b)	3,218,497	2,878,543
CCM Merger, Inc., Tranche B
8.50% due 07/21/2012 (b)	5,761,594	4,364,408
Cinemark, Inc., Tranche C
2.157% due 03/31/2011 (b)	1,994,885	1,848,594
Golden Nugget, Inc., Tranche B
7.35% due 06/14/2014 (b)	3,747,727	2,229,898
Las Vegas Sands LLC, Tranche B
2.070% due 05/08/2014 (b)	10,432,914	7,462,799
Metro-Goldwyn-Mayer, Inc., Term Loan B
3.569% due 04/08/2011 (b)	7,712,263	4,403,702
Oceania Cruises, Inc., Tranche B
7.599% due 05/01/2014 (b)	1,483,287	645,230
Penn National Gaming, Inc., Term Loan B
2.115% due 10/03/2012 (b)	6,951,130	6,536,544
Regal Cinemas, Tranche B
2.542% due 10/19/2010 (b)	5,699,167	5,458,720

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Leisure Time (continued)
Tropicana Entertainment, Tranche B
6.50% due 12/15/2011 (b)	$4,000,000	$1,138,752
Venetian Macau, Tranche B
2.570% due 04/01/2013 (b)	3,655,000	3,048,270
Venetian Macau, Tranche Delayed Draw
2.570% due 04/01/2013 (b)	345,000	287,730

		45,648,976
Medical-Hospitals - 7.61%
Community Health Systems, Inc., Tranche B
2.569% due 07/02/2014 (b)	21,066,305	18,691,563
HCA, Inc., Tranche A
2.970% due 11/16/2012 (b)	3,382,909	3,026,550
HCA, Inc., Tranche B
3.470% due 11/01/2013 (b)	19,246,662	17,127,123
Health Management Associates, Inc., Tranche B
2.970% due 01/16/2014 (b)	8,625,890	7,448,456
HVHC, Inc., Tranche B
3.470% due 08/15/2013 (b)	2,836,108	2,595,038
Iasis Healthcare Corp., Tranche B
2.319% due 05/01/2014 (b)	11,983,299	10,737,036
Vanguard Health Holdings, Tranche B
2.569% due 05/18/2011 (b)	6,019,237	5,688,179

		65,313,945
Oil & Gas Drilling - 2.45%
Ashmore Energy International, Tranche B
3.313% due 05/30/2014 (b)	7,603,255	5,664,425
Hercules Offshore LLC, Tranche B
2.960% due 07/11/2013 (b)	6,922,273	5,549,358
Quicksilver Resource, Inc., 2nd Lien
7.802% due 08/08/2013 (b)	3,326,828	3,260,291
Venoco, Inc.
4.375% due 05/01/2014 (b)	9,472,428	6,559,656

		21,033,730
Paper - 2.53%
Georgia Pacific LLC, Tranche B1
3.229% due 12/23/2013 (b)	16,524,689	15,312,190
Georgia Pacific LLC, Tranche B2
2.653% due 12/20/2012 (b)	2,269,855	2,103,304
NewPage Corp., Tranche B
4.740% due 11/05/2014 (b)	5,384,686	4,328,905

		21,744,399
Pipelines - 0.78%
Dynegy Holdings, Inc.
1.820% due 04/02/2013 (b)	7,493,995	6,725,860
Plastics - 0.83%
Berry Plastics Holding Company
2.382% due 04/03/2015 (b)	8,935,704	7,103,885
Publishing - 2.61%
Dex Media West LLC, Tranche B
7.00% due 10/13/2014 (b)	6,000,000	4,894,998
Idearc, Inc., Tranche B
6.250% due 11/01/2014 (b)	9,083,080	3,568,351
Newsday LLC
9.75% due 07/15/2013 (b)	4,500,000	4,488,750
Nielsen Finance, Tranche B
2.382% due 08/15/2013 (b)	7,430,318	6,580,475

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Publishing (continued)
Quebecor World, Inc., Tranche B
3.131% due 01/17/2013 (b)	$2,389,133	$2,174,111
Tribune Company
5.00% due 06/04/2009 (b)	2,462,857	734,459

		22,441,144
Retail Trade - 3.94%
Amscan Holdings, Inc., Tranche B
3.533% due 05/01/2013 (b)	7,626,574	6,654,186
Dollar General Corp., Tranche B
3.438% due 07/15/2014 (b)	5,000,000	4,682,145
General Nutrition Center, Tranche B
3.257% due 09/06/2013 (b)	6,687,864	5,751,563
Michaels Stores, Inc., Tranche B
2.679% due 10/31/2013 (b)	7,426,303	5,303,621
Neiman Marcus Group, Inc., Tranche B
2.945% due 03/13/2013 (b)	9,733,805	6,835,973
Petco Animal Supplies, Inc., Tranche B
3.122% due 11/15/2013 (b)	4,949,434	4,587,507

		33,814,995
Semiconductors - 0.38%
Freescale Semiconductor, Inc., Tranche B
2.168% due 12/01/2013 (b)	5,908,322	3,256,962
Software - 0.40%
CGG, Tranche B
4.556% due 01/30/2014 (b)	3,647,553	3,392,224
Telecommunications Equipment &
Services - 5.00%
Level 3 Communications, Inc.
11.50% due 03/13/2014 (b)	4,000,000	3,208,332
Level 3 Communications, Inc., Tranche B
3.164% due 03/01/2014 (b)	9,000,000	7,218,747
Panamsat Corp., Tranche B
2.914% due 06/30/2013 (b)	16,111,943	14,679,108
Qwest Corp., Term Loan B
6.950% due 06/30/2010 (b)	8,500,000	8,473,437
Telesat Canada, Tranche D Delayed Draw
4.220% due 10/15/2014 (b)	7,176,832	6,650,534
Virgin Media Tranche B4
3.100% due 01/15/2014 (b)	2,823,167	2,682,009

		42,912,167
Telephone - 0.25%
Windstream Corp., Tranche B
1.931% due 07/17/2013 (b)	2,261,081	2,108,458
Transportation - 0.53%
Swift Transport, Term Loan B
3.688% due 05/15/2014 (b)	6,742,293	4,560,682

TOTAL TERM LOANS (Cost $710,588,215)		$689,000,009

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.85%
Federal Home Loan Bank - 3.85%
4.50% due 10/09/2009	25,100,000	25,475,170

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
5.00% due 09/18/2009	$7,500,000	$7,601,647

		33,076,817

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $33,635,308)		$33,076,817

CORPORATE BONDS - 11.59%
Air Travel - 0.28%
Continental Airlines, Inc., Series 01-1
6.503% due 06/15/2011	1,030,000	952,750
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	1,193,843	978,952
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019	484,953	436,457

		2,368,159
Building Materials & Construction - 0.19%
Nortek, Inc.
10.00% due 12/01/2013 (g)	2,500,000	1,618,750
Cable & Television - 0.94%
DirecTV Holdings LLC
7.625% due 05/15/2016	2,500,000	2,418,750
Time Warner Cable, Inc.
8.75% due 02/14/2019	4,900,000	5,619,565

		8,038,315
Chemicals - 0.05%
Georgia Gulf Corp.
9.50% due 10/15/2014 ^	1,500,000	401,250
Crude Petroleum & Natural Gas - 1.79%
Chesapeake Energy Corp.
7.625% due 07/15/2013	8,895,000	8,316,825
Hess Corp.
8.125% due 02/15/2019	2,100,000	2,307,396
SandRidge Energy, Inc.
9.875% due 05/15/2016 (g)	5,000,000	4,762,500

		15,386,721
Electrical Utilities - 0.78%
Calpine Construction Finance Company LP
8.00% due 06/01/2016 (g)	7,000,000	6,658,750
Financial Services - 2.45%
American Express Company
7.25% due 05/20/2014	10,000,000	10,209,030
Ford Motor Credit Company LLC
12.00% due 05/15/2015	5,400,000	4,964,927
GMAC LLC
6.50% due 10/15/2009 (g)	5,000,000	4,950,000
7.75% due 01/19/2010 (g)	1,000,000	955,000

		21,078,957
Food & Beverages - 0.09%
Dole Food Company, Inc.
13.875% due 03/15/2014 (g)	760,000	813,200
Healthcare Products - 0.19%
Universal Hospital Services, Inc.
5.9425% due 06/01/2015 (b)	2,000,000	1,620,000

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time - 1.03%
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (g)	$1,500,000	$1,458,750
MGM Mirage, Inc.
10.375% due 05/15/2014 (g)	2,250,000	2,317,500
Station Casinos, Inc.
7.75% due 08/15/2016 ^	1,596,000	574,560
WMG Acquisition Corp.
9.50% due 06/15/2016 (g)	4,500,000	4,488,750

		8,839,560
Mining - 1.44%
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	3,000,000	2,930,016
8.95% due 05/01/2014	4,000,000	4,298,840
Teck Resources, Ltd.
9.75% due 05/15/2014 (g)	5,190,000	5,164,050

		12,392,906
Paper - 0.29%
Georgia-Pacific LLC
8.25% due 05/01/2016 (g)	2,500,000	2,462,500
Railroads & Equipment - 0.34%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	3,255,000	2,921,362
Real Estate - 0.03%
Forest City Enterprises, Inc.
7.625% due 06/01/2015	530,000	291,500
Retail Trade - 0.05%
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015 (g)	819,500	438,433
Semiconductors - 0.05%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	950,000	251,750
NXP BV/NXP Funding LLC
3.8812% due 10/15/2013 (b)	740,000	209,050

		460,800

Telecommunications Equipment &
Services - 1.02%
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.75% due 05/01/2017 (g)	3,000,000	2,955,000
iPCS, Inc.
3.1525% due 05/01/2013 (b)(g)	7,000,000	5,792,500

		8,747,500
Telephone - 0.58%
Sprint Capital Corp.
7.625% due 01/30/2011	5,000,000	4,937,500

TOTAL CORPORATE BONDS (Cost $99,916,325)		$99,476,163

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 8.23%
Bank of America Tri-Party
Repurchase Agreement dated
05/29/2009 at 0.12% to be
repurchased at $70,700,707 on
06/01/2009, collateralized by
$72,385,000 U.S. Treasury Bills,
zero coupon due 04/01/2010
(valued at $72,113,980, including
interest)	$70,700,000	$70,700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $70,700,000)		$70,700,000

Total Investments (Floating Rate Income Fund)
(Cost $914,839,848)† - 103.91%		$892,252,989
Other Assets and Liabilities, Net- (3.91)%		(33,545,890)

TOTAL NET ASSETS - 100.00		$858,707,099

Footnotes

Percentages are stated as a percent of net assets.

^ Non-Income Producing, issuer is in bankruptcy and is in default of interest payments

(b) Variable rate obligation. The coupon rate shown represents the rate at period end.

(f) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement

(g) 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $915,676,082. Net unrealized depreciation aggregated $24,423,093, of which $23, 522,616 related to appreciated investment securities and $46,945,709 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements
5

Notes to the Scheduled of Investments (Unaudited)

Security Valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Securities held by the Funds are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued, as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 — Quoted prices in active markets for identical securities.

• Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of May 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	-	-

Level 2 – Other Significant Observable Inputs	$892,252,989	-

Level 3 – Significant Unobservable Inputs	-	-

Total	$892,252,989	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts are stated at market value.

Repurchase Agreements

Each Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Risks and Uncertainties

Fixed Income Risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Term Loan Liquidity Risk

Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual term loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed.

More information

Trustees
James M. Oates, *Chairman***
James R. Boyle†
Grace K. Fey†**
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman**
Hassell H. McClellan**
Steven M. Roberts*
John D. Richardson*
Trustee Emeritus (since December 2006)

*Member of the Audit Committee
**Member of the Compliance Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q3 5/09
7/09

John Hancock

MUTUAL FUNDS

John Hancock Lifecycle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

5.31.2009

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)
(showing percentage of total net assets)

Lifecycle 2045 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.04%
JOHN HANCOCK FUNDS (g) - 0.76%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	144,309	$1,150,140
JOHN HANCOCK FUNDS II (g) - 96.78%
Alpha Opportunites (Wellington)	462,296	4,539,748
Blue Chip Growth (T. Rowe Price)	502,978	7,202,639
Capital Appreciation (Jennison)	838,623	6,809,621
Emerging Markets Value (DFA)	1,052,024	8,426,712
Floating Rate Income (WAMCO)	176,011	1,504,897
Fundamental Value (Davis)	477,581	5,296,372
Global Bond (PIMCO)	2,624	30,098
High Yield (WAMCO)	210,770	1,504,897
Index 500 (MFC Global U.S.A.) (f)	5,199,029	35,561,355
International Equity Index (SSgA)	1,192,956	16,546,294
International Opportunities (Marsico)	348,533	3,865,230
International Small Cap (Templeton)	287,234	2,878,087
International Small Company (DFA)	458,927	2,836,172
International Value (Templeton)	335,448	3,783,857
Large Cap Value (BlackRock)	353,563	5,296,372
Mid Cap Index (MFC Global U.S.A.) (f)	415,728	5,296,372
Mid Cap Stock (Wellington)	511,233	5,674,684
Mid Cap Value Equity (RiverSource)	236,445	1,513,249
Natural Resources (Wellington)	251,854	4,450,261
Real Return Bond (PIMCO)	125,944	1,474,799
Small Cap Growth (Wellington)	675,558	4,918,060
Small Cap Index (MFC Global U.S.A.) (f)	439,387	3,783,123
Small Company Value (T. Rowe Price)	222,408	3,785,387
Strategic Bond (WAMCO)	156,760	1,504,897
Total Bond Market (Declaration) (f)	147,250	1,504,897
Value & Restructuring (Columbia)	676,057	5,320,571
Value (Van Kampen)	283,699	1,883,763

		147,192,414
JOHN HANCOCK FUNDS III (g) - 2.50%
International Core (GMO)	158,915	3,806,015

TOTAL INVESTMENT COMPANIES (Cost $171,162,383)		$152,148,569

Total Investments (Lifecycle 2045 Portfolio)
(Cost $171,162,383) - 100.04%		$152,148,569
Other assets and liabilities, net - (0.04)%		(59,366)

TOTAL NET ASSETS - 100.00%		$152,089,203

Lifecycle 2040 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.03%
JOHN HANCOCK FUNDS (g) - 0.78%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	156,576	$1,247,912
JOHN HANCOCK FUNDS II (g) - 96.76%
Alpha Opportunites (Wellington)	482,585	4,738,982
Blue Chip Growth (T. Rowe Price)	525,267	7,521,818
Capital Appreciation (Jennison)	875,428	7,108,473
Emerging Markets Value (DFA)	1,159,804	9,290,028
Floating Rate Income (WAMCO)	183,869	1,572,076
Fundamental Value (Davis)	498,540	5,528,812

Lifecycle 2040 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (g)
(continued)
Global Bond (PIMCO)	2,769	$31,761
High Yield (WAMCO)	220,179	1,572,076
Index 500 (MFC Global U.S.A.) (f)	5,427,197	37,122,025
International Equity Index (SSgA)	1,274,412	17,676,091
International Opportunities (Marsico)	372,213	4,127,842
International Small Cap (Templeton)	321,315	3,219,575
International Small Company (DFA)	503,669	3,112,672
International Value (Templeton)	355,586	4,011,014
Large Cap Value (BlackRock)	369,080	5,528,812
Mid Cap Index (MFC Global U.S.A.) (f)	433,973	5,528,812
Mid Cap Stock (Wellington)	533,669	5,923,728
Mid Cap Value Equity (RiverSource)	246,848	1,579,828
Natural Resources (Wellington)	268,710	4,748,112
Real Return Bond (PIMCO)	131,566	1,540,635
Small Cap Growth (Wellington)	705,206	5,133,897
Small Cap Index (MFC Global U.S.A.) (f)	458,850	3,950,696
Small Company Value (T. Rowe Price)	232,206	3,952,142
Strategic Bond (WAMCO)	163,758	1,572,076
Total Bond Market (Declaration) (f)	153,824	1,572,076
Value & Restructuring (Columbia)	710,440	5,591,159
Value (Van Kampen)	316,792	2,103,500

		155,358,718
JOHN HANCOCK FUNDS III (g) - 2.49%
International Core (GMO)	167,325	4,007,442

TOTAL INVESTMENT COMPANIES (Cost $185,670,632)		$160,614,072

Total Investments (Lifecycle 2040 Portfolio)
(Cost $185,670,632) - 100.03%		$160,614,072
Other assets and liabilities, net - (0.03)%		(49,220)

TOTAL NET ASSETS - 100.00%		$160,564,852

Lifecycle 2035 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.03%
JOHN HANCOCK FUNDS (g) - 0.78%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	213,117	$1,698,541
JOHN HANCOCK FUNDS II (g) - 96.77%
Alpha Opportunites (Wellington)	660,757	6,488,632
Blue Chip Growth (T. Rowe Price)	718,136	10,283,712
Capital Appreciation (Jennison)	1,198,639	9,732,949
Emerging Markets Value (DFA)	1,582,668	12,677,171
Floating Rate Income (WAMCO)	251,928	2,153,983
Fundamental Value (Davis)	682,603	7,570,071
Global Bond (PIMCO)	3,756	43,080
High Yield (WAMCO)	301,678	2,153,983
Index 500 (MFC Global U.S.A.) (f)	7,430,939	50,827,620
International Equity Index (SSgA)	1,720,630	23,865,132
International Opportunities (Marsico)	502,423	5,571,866
International Small Cap (Templeton)	430,318	4,311,789
International Small Company (DFA)	672,836	4,158,125

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2035 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (g)
(continued)
International Value (Templeton)	480,090	$5,415,416
Large Cap Value (BlackRock)	505,345	7,570,071
Mid Cap Index (MFC Global U.S.A.) (f)	594,197	7,570,065
Mid Cap Stock (Wellington)	730,702	8,110,790
Mid Cap Value Equity (RiverSource)	337,950	2,162,877
Natural Resources (Wellington)	362,824	6,411,095
Real Return Bond (PIMCO)	180,265	2,110,904
Small Cap Growth (Wellington)	965,570	7,029,352
Small Cap Index (MFC Global U.S.A.) (f)	628,013	5,407,194
Small Company Value (T. Rowe Price)	317,696	5,407,194
Strategic Bond (WAMCO)	224,373	2,153,983
Total Bond Market (Declaration) (f)	210,762	2,153,983
Value & Restructuring (Columbia)	966,280	7,604,620
Value (Van Kampen)	452,514	3,004,695

		211,950,352
JOHN HANCOCK FUNDS III (g) - 2.48%
International Core (GMO)	227,195	5,441,315

TOTAL INVESTMENT COMPANIES (Cost $257,489,302)		$219,090,208

Total Investments (Lifecycle 2035 Portfolio)
(Cost $257,489,302) - 100.03%		$219,090,208
Other assets and liabilities, net - (0.03)%		(55,407)

TOTAL NET ASSETS - 100.00%		$219,034,801

Lifecycle 2030 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK FUNDS (g) - 0.91%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	328,364	$2,617,064
JOHN HANCOCK FUNDS II (g) - 96.58%
Alpha Opportunites (Wellington)	862,912	8,473,796
Blue Chip Growth (T. Rowe Price)	946,860	13,559,033
Capital Appreciation (Jennison)	1,569,766	12,746,496
Emerging Markets Value (DFA)	1,993,120	15,964,887
Floating Rate Income (WAMCO)	425,762	3,640,267
Fundamental Value (Davis)	891,290	9,884,401
Global Bond (PIMCO)	128,355	1,472,228
Global Real Estate (Deutsche)	272,390	1,479,077
High Yield (WAMCO)	435,782	3,111,486
Index 500 (MFC Global U.S.A.) (f)	9,393,071	64,248,605
International Equity Index (SSgA)	2,277,630	31,590,729
International Opportunities (Marsico)	665,198	7,377,048
International Small Cap (Templeton)	549,030	5,501,279
International Small Company (DFA)	871,720	5,387,230
International Value (Templeton)	635,504	7,168,489
Large Cap Value (BlackRock)	659,840	9,884,401
Mid Cap Index (MFC Global U.S.A.) (f)	722,726	9,207,531
Mid Cap Stock (Wellington)	954,093	10,590,429
Mid Cap Value Equity (RiverSource)	442,196	2,830,055
Natural Resources (Wellington)	436,517	7,713,257

Lifecycle 2030 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (g)
(continued)
Real Return Bond (PIMCO)	248,695	$2,912,213
Small Cap Growth (Wellington)	1,263,218	9,196,224
Small Cap Index (MFC Global U.S.A.) (f)	827,135	7,121,632
Small Company Value (T. Rowe Price)	417,899	7,112,647
Strategic Bond (WAMCO)	303,356	2,912,213
Total Bond Market (Declaration) (f)	284,952	2,912,213
Value & Restructuring (Columbia)	1,269,698	9,992,526
Value (Van Kampen)	567,563	3,768,617

		277,759,009
JOHN HANCOCK FUNDS III (g) - 2.51%
International Core (GMO)	301,841	7,229,084

TOTAL INVESTMENT COMPANIES (Cost $340,325,950)		$287,605,157

Total Investments (Lifecycle 2030 Portfolio)
(Cost $340,325,950) - 100.00%		$287,605,157
Other assets and liabilities, net - 0.00%		(6,503)

TOTAL NET ASSETS - 100.00%		$287,598,654

Lifecycle 2025 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK FUNDS (g) - 0.81%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	355,975	$2,837,120
JOHN HANCOCK FUNDS II (g) - 97.47%
Alpha Opportunites (Wellington)	1,051,484	10,325,569
Blue Chip Growth (T. Rowe Price)	1,087,769	15,576,845
Capital Appreciation (Jennison)	1,908,985	15,500,959
Emerging Markets Value (DFA)	2,364,721	18,941,412
Floating Rate Income (WAMCO)	713,085	6,096,879
Fundamental Value (Davis)	1,086,692	12,051,418
Global Bond (PIMCO)	152,102	1,744,616
Global Real Estate (Deutsche)	661,432	3,591,576
High Income (MFC Global U.S.) (f)	652,669	3,504,835
High Yield (WAMCO)	550,168	3,928,202
Index 500 (MFC Global U.S.A.) (f)	11,825,092	80,883,626
International Equity Index (SSgA)	2,767,286	38,382,253
International Opportunities (Marsico)	569,607	6,316,943
International Small Cap (Templeton)	620,413	6,216,542
International Small Company (DFA)	972,729	6,011,468
International Value (Templeton)	543,004	6,125,080
Large Cap Value (BlackRock)	804,172	12,046,497
Mid Cap Index (MFC Global U.S.A.) (f)	878,118	11,187,223
Mid Cap Stock (Wellington)	852,712	9,465,105
Mid Cap Value Equity (RiverSource)	539,520	3,452,927
Natural Resources (Wellington)	429,124	7,582,628
Real Estate Equity (T. Rowe Price)	444,679	1,969,928
Real Return Bond (PIMCO)	520,656	6,096,879
Small Cap Growth (Wellington)	1,276,513	9,293,012
Small Cap Index (MFC Global U.S.A.) (f)	601,810	5,181,585
Small Company Value (T. Rowe Price)	406,014	6,910,353

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2025 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (g)
(continued)
Strategic Bond (WAMCO)	362,909	$3,483,931
Strategic Income (MFC Global U.S.) (f)	490,418	4,350,009
Total Bond Market (Declaration) (f)	596,563	6,096,879
Total Return (PIMCO)	193,839	2,612,948
U.S. High Yield Bond (Wells Capital)	316,433	3,483,931
Value & Restructuring (Columbia)	1,549,839	12,197,235
Value (Van Kampen)	373,475	2,479,873

		343,089,166
JOHN HANCOCK FUNDS III (g) - 1.73%
International Core (GMO)	254,229	6,088,784

TOTAL INVESTMENT COMPANIES (Cost $414,080,765)		$352,015,070

Total Investments (Lifecycle 2025 Portfolio)
(Cost $414,080,765) - 100.01%		$352,015,070
Other assets and liabilities, net - (0.01)%		(26,925)

TOTAL NET ASSETS - 100.00%		$351,988,145

Lifecycle 2020 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
JOHN HANCOCK FUNDS (g) - 0.77%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	339,274	$2,704,017
JOHN HANCOCK FUNDS II (g) - 97.86%
Alpha Opportunites (Wellington)	1,050,494	10,315,850
Blue Chip Growth (T. Rowe Price)	1,088,413	15,586,076
Capital Appreciation (Jennison)	1,903,645	15,457,594
Emerging Markets Value (DFA)	2,126,029	17,029,492
Floating Rate Income (WAMCO)	1,216,161	10,398,177
Fundamental Value (Davis)	1,008,808	11,187,676
Global Bond (PIMCO)	305,839	3,507,970
Global Real Estate (Deutsche)	994,751	5,401,495
High Income (MFC Global U.S.) (f)	1,299,729	6,979,545
High Yield (WAMCO)	771,328	5,507,285
Index 500 (MFC Global U.S.A.) (f)	11,926,348	81,576,220
International Equity Index (SSgA)	2,337,772	32,424,895
International Opportunities (Marsico)	458,248	5,081,974
International Small Cap (Templeton)	511,744	5,127,671
International Small Company (DFA)	812,136	5,019,001
International Value (Templeton)	438,336	4,944,425
Large Cap Value (BlackRock)	802,135	12,015,983
Mid Cap Index (MFC Global U.S.A.) (f)	540,605	6,887,308
Mid Cap Stock (Wellington)	541,716	6,013,046
Natural Resources (Wellington)	322,931	5,706,186
Real Estate Equity (T. Rowe Price)	666,178	2,951,169
Real Return Bond (PIMCO)	891,455	10,438,939
Small Cap Growth (Wellington)	708,132	5,155,204
Small Cap Index (MFC Global U.S.A.) (f)	602,167	5,184,656
Small Company Value (T. Rowe Price)	203,091	3,456,614
Spectrum Income (T. Rowe Price)	369,910	3,466,059
Strategic Bond (WAMCO)	361,048	3,466,059

Lifecycle 2020 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (g)
(continued)
Strategic Income (MFC Global U.S.) (f)	780,644	$6,924,311
Total Bond Market (Declaration) (f)	746,118	7,625,330
Total Return (PIMCO)	514,252	6,932,118
U.S. High Yield Bond (Wells Capital)	629,620	6,932,118
Value & Restructuring (Columbia)	1,563,870	12,307,659
Value (Van Kampen)	370,019	2,456,924

		343,465,029
JOHN HANCOCK FUNDS III (g) - 1.39%
International Core (GMO)	203,716	4,878,990

TOTAL INVESTMENT COMPANIES (Cost $408,577,211)		$351,048,036

Total Investments (Lifecycle 2020 Portfolio)
(Cost $408,577,211) - 100.02%		$351,048,036
Other assets and liabilities, net - (0.02)%		(52,866)

TOTAL NET ASSETS - 100.00%		$350,995,170

Lifecycle 2015 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK FUNDS II (g) - 98.27%
Alpha Opportunites (Wellington)	789,852	$7,756,351
Blue Chip Growth (T. Rowe Price)	589,676	8,444,164
Capital Appreciation (Jennison)	953,456	7,742,060
Emerging Markets Value (DFA)	1,369,044	10,966,044
Floating Rate Income (WAMCO)	1,077,145	9,209,592
Fundamental Value (Davis)	700,162	7,764,799
Global Bond (PIMCO)	345,654	3,964,656
Global Real Estate (Deutsche)	1,005,090	5,457,640
High Income (MFC Global U.S.) (f)	985,429	5,291,751
High Yield (WAMCO)	1,515,691	10,822,033
Index 500 (MFC Global U.S.A.) (f)	8,872,870	60,690,432
International Equity Index (SSgA)	1,069,508	14,834,080
International Opportunities (Marsico)	432,340	4,794,650
International Small Cap (Templeton)	276,885	2,774,383
International Small Company (DFA)	436,838	2,699,657
International Value (Templeton)	233,943	2,638,872
Large Cap Value (BlackRock)	430,796	6,453,327
Mid Cap Index (MFC Global U.S.A.) (f)	203,237	2,589,238
Mid Cap Stock (Wellington)	349,122	3,875,254
Natural Resources (Wellington)	243,775	4,307,503
Real Estate Equity (T. Rowe Price)	452,331	2,003,825
Real Return Bond (PIMCO)	787,640	9,223,270
Small Cap Growth (Wellington)	354,957	2,584,086
Small Cap Index (MFC Global U.S.A.) (f)	452,412	3,895,272
Small Company Value (T. Rowe Price)	152,702	2,598,982
Spectrum Income (T. Rowe Price)	842,469	7,893,936
Strategic Bond (WAMCO)	548,190	5,262,624
Strategic Income (MFC Global U.S.) (f)	592,638	5,256,698
Total Bond Market (Declaration) (f)	1,544,802	15,787,872
Total Return (PIMCO)	390,402	5,262,624
U.S. High Yield Bond (Wells Capital)	716,979	7,893,936

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2015 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (g)
(continued)
Value & Restructuring (Columbia)	840,409	$6,614,022
Value (Van Kampen)	331,679	2,202,347

		259,555,980
JOHN HANCOCK FUNDS III (g) - 1.74%
International Core (GMO)	191,846	4,594,708

TOTAL INVESTMENT COMPANIES (Cost $306,530,707)		$264,150,688

Total Investments (Lifecycle 2015 Portfolio)
(Cost $306,530,707) - 100.01%		$264,150,688
Other assets and liabilities, net - (0.01)%		(32,461)

TOTAL NET ASSETS - 100.00%		$264,118,227

Lifecycle 2010 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.05%
JOHN HANCOCK FUNDS II (g) - 99.02%
Alpha Opportunites (Wellington)	171,242	$1,681,594
Blue Chip Growth (T. Rowe Price)	260,180	3,725,782
Capital Appreciation (Jennison)	454,564	3,691,060
Emerging Markets Value (DFA)	543,693	4,354,977
Floating Rate Income (WAMCO)	620,544	5,305,652
Fundamental Value (Davis)	243,087	2,695,829
Global Bond (PIMCO)	234,191	2,686,172
Global Real Estate (Deutsche)	650,793	3,533,805
High Income (MFC Global U.S.) (f)	631,165	3,389,354
High Yield (WAMCO)	844,970	6,033,087
Index 500 (MFC Global U.S.A.) (f)	4,210,940	28,802,828
International Equity Index (SSgA)	517,971	7,184,257
International Opportunities (Marsico)	129,418	1,435,245
International Small Cap (Templeton)	105,552	1,057,632
International Small Company (DFA)	173,949	1,075,003
International Value (Templeton)	124,108	1,399,937
Large Cap Value (BlackRock)	200,858	3,008,855
Mid Cap Index (MFC Global U.S.A.) (f)	211,091	2,689,301
Natural Resources (Wellington)	123,494	2,182,132
Real Estate Equity (T. Rowe Price)	236,136	1,046,080
Real Return Bond (PIMCO)	453,087	5,305,652
Small Cap Index (MFC Global U.S.A.) (f)	314,062	2,704,078
Spectrum Income (T. Rowe Price)	707,798	6,632,065
Strategic Bond (WAMCO)	276,336	2,652,826
Strategic Income (MFC Global U.S.) (f)	448,113	3,974,758
Total Bond Market (Declaration) (f)	1,427,646	14,590,544
Total Return (PIMCO)	196,797	2,652,826
U.S. High Yield Bond (Wells Capital)	483,511	5,323,457
Value & Restructuring (Columbia)	398,355	3,135,052

		133,949,840

Lifecycle 2010 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS III (g) - 1.03%
International Core (GMO)	58,005	$1,389,216

TOTAL INVESTMENT COMPANIES (Cost $155,066,107) $		135,339,056

Total Investments (Lifecycle 2010 Portfolio)
(Cost $155,066,107) - 100.05%		$135,339,056
Other assets and liabilities, net - (0.05)%		(66,242)

TOTAL NET ASSETS - 100.00%		$135,272,814

Lifecycle Retirement Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 93.36%
Investment Companies - 10.34%
iShares iBoxx Investment Grade Corporate
Bond Fund	130,600	$12,792,270
PowerShares DB Commodity Index Tracking
Fund	353,002	8,193,176
SPDR Barclays Capital High Yield Bond ETF	75,000	2,625,000

		23,610,446
JOHN HANCOCK FUNDS II (g) - 79.99%
Alpha Opportunites (Wellington)	401,690	3,944,599
Fundamental Value (Davis)	620,589	6,882,328
Global Bond (PIMCO)	796,592	9,136,911
Global Real Estate (Deutsche)	1,734,219	9,416,810
High Income (MFC Global U.S.) (f)	1,264,447	6,790,082
High Yield (WAMCO)	954,349	6,814,055
Index 500 (MFC Global U.S.A.) (f)	3,176,823	21,729,469
International Equity Index (SSgA)	337,839	4,685,821
International Small Cap (Templeton)	229,197	2,296,556
International Small Company (DFA)	392,990	2,428,679
International Value (Templeton)	205,733	2,320,665
Investment Quality Bond (Wellington)	807,347	9,090,729
Mid Cap Index (MFC Global U.S.A.) (f)	1,072,922	13,669,024
Natural Resources (Wellington)	534,713	9,448,383
Real Estate Equity (T. Rowe Price)	1,104,002	4,890,730
Real Return Bond (PIMCO)	1,361,392	15,941,897
Small Cap Index (MFC Global U.S.A.) (f)	398,060	3,427,300
Spectrum Income (T. Rowe Price)	966,555	9,056,616
Strategic Bond (WAMCO)	945,166	9,073,595
Strategic Income (MFC Global U.S.) (f)	1,015,813	9,010,259
Total Bond Market (Declaration) (f)	887,203	9,067,219
Total Return (PIMCO)	504,289	6,797,820
U.S. High Yield Bond (Wells Capital)	612,679	6,745,600

		182,665,147
JOHN HANCOCK FUNDS III (g) - 3.03%
International Core (GMO)	289,047	6,922,687

TOTAL INVESTMENT COMPANIES (Cost $222,879,115)		$213,198,280

SHORT TERM INVESTMENTS - 0.66%
Federal Home Loan Bank Discount Notes
0.00% due 06/05/2009	1,000,000	$999,973

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle Retirement Portfolio (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Federal Home Loan Mortgage Corp. Discount Notes
0.00% due 06/15/2009	$500,000	$499,942

TOTAL SHORT TERM INVESTMENTS
(Cost $1,499,915)		$1,499,915

REPURCHASE AGREEMENTS - 6.00%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$13,717,080 on 06/01/2009,
collateralized by $14,015,000 U.S.
Treasury Bills, 0% due 11/27/2009
(valued at $13,993,978, including
interest)	13,717,000	$13,717,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,717,000)		$13,717,000

Total Investments (Lifecycle Retirement Portfolio)
(Cost $238,096,030) - 100.02%		$228,415,195
Other assets and liabilities, net - (0.02)%		(49,933)

TOTAL NET ASSETS - 100.00%		228,365,262

Footnotes

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund's subadviser is shown parenthetically.

The accompanying notes are an integral part of the financial statements.
5

Notes to the Schedule of Investments (Unaudited)

Securities valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Securities held by the Portfolio and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

The Portfolios adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Portfolios’ fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.

• Level 2 – Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

• Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios’ Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of May 31, 2009:

Lifecycle 2045			Lifecycle 2040
		Other			Other
	Investments in	Financial		Investments in	Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$152,148,569	-	Level 1 - Quoted Prices	$160,614,072	-
Level 2 - Other Significant			Level 2 - Other Significant
Observable Inputs	-	-	Observable Inputs	-	-
Level 3 – Significant			Level 3 – Significant
Unobservable Inputs	-	-	Unobservable Inputs	-	-
Total	$152,148,569	-	Total	$160,614,072	-

Lifecycle 2035			Lifecycle 2030
		Other			Other
	Investments in	Financial		Investments in	Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$219,090,208	-	Level 1 - Quoted Prices	$287,605,157	-
Level 2 - Other Significant			Level 2 - Other Significant
Observable Inputs	-	-	Observable Inputs	-	-

Level 3 – Significant			Level 3 – Significant
Unobservable Inputs	-	-	Unobservable Inputs	-	-
Total	$219,090,208	-	Total	$287,605,157	-

Lifecycle 2025			Lifecycle 2020
		Other			Other
	Investments in	Financial		Investments in	Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$352,015,070	-	Level 1 - Quoted Prices	$351,048,036	-
Level 2 - Other Significant			Level 2 - Other Significant
Observable Inputs	-	-	Observable Inputs	-	-
Level 3 – Significant			Level 3 – Significant
Unobservable Inputs	-	-	Unobservable Inputs	-	-
Total	$352,015,070	-	Total	$351,048,036	-

Lifecycle 2015			Lifecycle 2010
		Other			Other
	Investments in	Financial		Investments in	Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$264,150,688	-	Level 1 - Quoted Prices	$135,339,056	-
Level 2 - Other Significant			Level 2 - Other Significant
Observable Inputs	-	-	Observable Inputs	-	-
Level 3 – Significant			Level 3 – Significant
Unobservable Inputs	-	-	Unobservable Inputs	-	-
Total	$264,150,688	-	Total	$135,339,056	-

Lifecycle Retirement
Other
	Investments in	Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$213,198,280	-
Level 2 - Other Significant
Observable Inputs	15,216,915	-
Level 3 – Significant
Unobservable Inputs	-	-
Total	$228,415,195	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, are stated at market value.

Repurchase agreements

The Portfolio may enter into repurchase agreements. When the Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Portfolio will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Cost of investment securities for federal income tax purposes

At May 31, 2009, the aggregate security unrealized appreciation and depreciation based on the cost of investment securities for U.S. federal income tax purposes were as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

Lifecycle 2045	$171,836,860	$3,899,446	($23,587,737)	($19,688,291)

Lifecycle 2040	186,522,731	3,050,110	(28,958,769)	(25,908,659)

Lifecycle 2035	258,513,505	4,017,191	(43,440,488)	(39,423,297)

Lifecycle 2030	341,017,487	5,555,936	(58,968,266)	(53,412,330)

Lifecycle 2025	414,746,338	5,895,484	(68,626,752)	(62,731,268)

Lifecycle 2020	409,326,448	5,152,534	(63,430,946)	(58,278,412)

Lifecycle 2015	307,403,848	3,562,065	(46,815,225)	(43,253,160)

Lifecycle 2010	155,911,055	1,544,233	(22,116,232)	(20,571,999)

Lifecycle Retirement	238,096,030	4,141,343	(13,822,178)	(9,680,835)

More information

Trustees
James M. Oates, *Chairman***
James R. Boyle†
Grace K. Fey†**
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman**
Hassell H. McClellan**
Steven M. Roberts*
John D. Richardson*
Trustee Emeritus (since December 2006)

*Member of the Audit Committee
**Member of the Compliance Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.

LC0Q3 5/09
7/09

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 3.65%
U.S. Treasury Bonds - 0.82%
3.50% due 02/15/2039	$3,940,000	$3,395,177
4.375% due 02/15/2038	985,000	989,463

		4,384,640

U.S. Treasury Notes - 2.83%
1.375% due 04/15/2012	4,265,000	4,269,666
1.875% due 04/30/2014	545,000	533,674
2.00% due 02/28/2010	241,000	243,852
3.125% due 05/15/2019	1,590,000	1,544,542
3.75% due 11/15/2018	780,000	797,183
4.25% due 08/15/2015	1,475,000	1,603,026
4.75% due 02/15/2010	5,865,000	6,044,387

		15,036,330

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,280,671)		$19,420,970

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.35%
Federal Farm Credit Bank - 0.24%
2.625% due 04/17/2014	1,315,000	1,300,283
Federal Home Loan Bank - 5.37%
zero coupon due 06/10/2009 to
06/16/2009	28,619,000	28,616,494
Federal Home Loan Mortgage Corp. - 1.53%
4.50% due 03/01/2039 to 04/01/2039	5,403,797	5,444,748
5.706% due 04/01/2037	661,986	692,569
5.865% due 03/01/2037 (b)	1,813,978	1,899,709
5.875% due 03/21/2011	81,000	85,251

		8,122,277

Federal National Mortgage
Association - 25.18%
zero coupon due 02/01/2015	390,000	287,615
3.757% due 05/01/2035 (b)	2,307,266	2,352,710
4.00% TBA **	11,610,000	11,698,888
4.375% due 03/15/2013	20,000	21,639
4.50% TBA **	6,000,000	6,142,500
4.931% due 12/01/2038 (b)	846,485	879,213
5.00% due 05/01/2018 to 05/01/2038	27,421,835	28,225,721
5.00% TBA **	5,000,000	5,172,265
5.041% due 07/01/2033 (b)	2,183	2,273
5.347% due 12/01/2038 (b)	1,058,063	1,105,013
5.367% due 12/01/2038 (b)	684,737	715,077
5.50% due 03/15/2011 to 07/01/2038	52,382,145	54,601,101
5.576% due 01/01/2036 (b)	1,280,698	1,332,848
5.716% due 04/01/2036 (b)	924,518	964,644
6.00% due 09/01/2022 to 02/01/2036	19,250,624	20,288,542
6.25% due 05/15/2029	157,000	182,258
6.50% due 02/01/2036	59,071	63,144
7.00% due 09/01/2010 to 10/25/2041	55,183	58,169
7.50% due 09/01/2029 to 08/01/2031	4,773	5,215

		134,098,835

Government National Mortgage
Association - 1.03%
4.50% due 03/15/2039 to 04/15/2039	5,191,118	5,248,301
5.00% due 04/15/2035	91,050	94,115
5.50% due 03/15/2035	87,751	91,453
6.00% due 03/15/2033 to 06/15/2033	36,722	38,811
6.50% due 09/15/2028 to 08/15/2031	6,362	6,823

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
7.00% due 04/15/2029		$2,325	$2,532
8.00% due 10/15/2026		2,197	2,384

			5,484,419

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $173,282,487)			$177,622,308

FOREIGN GOVERNMENT OBLIGATIONS - 0.07%
Argentina - 0.00%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	177,218	9,526
2.455% due 12/15/2035 ^ (b)		393,449	4,325
5.83% due 12/31/2033 (b)		72,870	11,421

			25,272

Canada - 0.00%
Government of Canada
5.50% due 06/01/2010	CAD	5,000	4,806
Colombia - 0.01%
Republic of Colombia
10.00% due 01/23/2012		$20,000	23,000
11.75% due 03/01/2010	COP	8,000,000	3,860

			26,860

Japan - 0.01%
Government of Japan
1.50% due 09/20/2014	JPY	1,350,000	14,603
1.80% due 03/22/2010		2,650,000	28,168

			42,771

Mexico - 0.05%
Government of Mexico
8.00% due 12/07/2023	MXN	238,900	17,604
8.00% due 12/19/2013		167,800	13,233
9.875% due 02/01/2010		$205,000	216,275

			247,112

Panama - 0.00%
Republic of Panama
8.875% due 09/30/2027		6,000	7,080
9.375% due 04/01/2029		1,000	1,235

			8,315

Peru - 0.00%
Republic of Peru
9.875% due 02/06/2015		2,000	2,450
Philippines - 0.00%
Republic of Philippines
9.125% due 02/22/2010	EUR	2,000	2,948
Sweden - 0.00%
Kingdom of Sweden
5.25% due 03/15/2011	SEK	30,000	4,245

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $422,739)			$364,779

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 49.26%
Advertising - 0.01%
R.H. Donnelley Corp.
8.875% due 10/15/2017 ^	$560,000	$39,200
Aerospace - 0.09%
BAE Systems Asset Trust
6.664% due 09/15/2013 (f)	32,430	30,160
BE Aerospace, Inc.
8.50% due 07/01/2018	250,000	236,250
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011	460,000	225,400

		491,810

Agriculture - 0.26%
Archer-Daniels-Midland Company
6.45% due 01/15/2038	1,000,000	1,040,074
Mosaic Company
7.625% due 12/01/2016 (f)	360,000	358,200

		1,398,274

Air Travel - 0.28%
Continental Airlines, Inc., Series 00-2
8.307% due 10/02/2019	162,234	118,431
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019	97,714	87,943
Delta Air Lines, Inc.
6.821% due 08/10/2022	508,234	409,128
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012	515,000	437,750
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019	309,029	222,501
US Airways Group, Inc.
7.25% due 05/15/2014	290,000	223,329

		1,499,082

Aluminum - 0.08%
Alcoa, Inc.
5.72% due 02/23/2019	150,000	118,786
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033	395,000	287,892

		406,678

Amusement & Theme Parks - 0.00%
HRP Myrtle Beach Operations LLC
zero coupon due 04/01/2012 ^ (f)	140,000	1,400
Auto Parts - 0.20%
Allison Transmission, Inc.
11.00% due 11/01/2015 (f)	475,000	370,500
Delphi Corp.
6.197% due 11/15/2033 ^	2,000	0
Goodyear Tire & Rubber Company
8.625% due 12/01/2011	415,000	403,588
Tenneco Automotive, Inc.
8.625% due 11/15/2014	515,000	316,725

		1,090,813

Auto Services - 0.11%
ERAC USA Finance Company
6.375% due 10/15/2017 (f)	320,000	268,770
7.95% due 12/15/2009 (f)	10,000	9,902
United Rentals North America, Inc.
7.00% due 02/15/2014	310,000	238,700

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Auto Services (continued)
United Rentals North America, Inc. (continued)
7.75% due 11/15/2013 (a)		$100,000	$81,500

			598,872

Automobiles - 0.07%
DaimlerChrysler NA Holding Corp.
5.875% due 03/15/2011		395,000	399,885
Banking - 2.56%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	1,000	601
BAC Capital Trust XIII
1.72% due 03/15/2043 (b)		$640,000	243,933
BAC Capital Trust XV
2.0612% due 06/01/2056 (b)		925,000	373,128
Banco Santander Chile
1.6337% due 12/09/2009 (b)(f)		18,000	17,871
5.375% due 12/09/2014 (f)		5,000	4,794
Bank of America Corp.
5.65% due 05/01/2018		565,000	505,610
5.75% due 12/01/2017		2,470,000	2,206,162
7.625% due 06/01/2019		1,210,000	1,223,845
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000	1,429
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(f)		$500,000	340,000
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		1,000,000	547,970
HBOS PLC
5.375% due 12/29/2049 (b)(f)		22,000	10,821
HSBC Holdings PLC
6.50% due 09/15/2037		435,000	394,499
Independence Community Bank Corp.
3.0275% due 04/01/2014 (b)		85,000	60,671
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(f)		545,000	209,825
6.413% due 12/31/2049 (f)		450,000	175,500
Mellon Capital IV, Series 1
6.244% due 06/29/2049 (b)		400,000	264,014
Natixis
10.00% due 04/29/2049 (b)(f)		325,000	178,822
Northern Trust Company
6.50% due 08/15/2018		190,000	201,164
Northern Trust Corp.
4.625% due 05/01/2014		410,000	413,576
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)(f)		790,000	608,300
Royal Bank of Scotland Group PLC, MTN
7.64% due 03/31/2049		300,000	112,890
Shinhan Bank
6.819% due 09/20/2036 (b)		515,000	351,082
Silicon Valley Bank
6.05% due 06/01/2017		415,000	302,786
Standard Chartered PLC
6.40% due 09/26/2017 (f)		1,000,000	851,621
6.409% due 01/30/2017 (b)(f)		1,215,000	838,350
SunTrust Capital VIII
6.10% due 12/01/2066 (b)		630,000	407,945
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)		605,000	369,050

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
TuranAlem Finance BV
7.875% due 06/02/2010	$12,000	$2,880
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017	550,000	499,220
USB Capital IX
6.189% due 03/29/2049 (b)	2,025,000	1,321,313
Wachovia Bank NA
5.85% due 02/01/2037	395,000	293,208
Wachovia Bank NA, BKNT
6.60% due 01/15/2038	325,000	274,981

		13,607,861

Broadcasting - 0.40%
CSC Holdings, Inc.
7.875% due 02/15/2018	405,000	381,712
News America Holdings, Inc.
6.75% due 01/09/2038	2,000	2,022
6.90% due 03/01/2019 (f)	385,000	376,458
7.75% due 12/01/2045	9,000	7,113
8.25% due 08/10/2018	375,000	380,511
News America, Inc.
6.65% due 11/15/2037	865,000	732,122
Sirius XM Radio, Inc.
13.00% due 08/01/2013 (f)	360,000	259,200

		2,139,138

Building Materials & Construction - 0.32%
CRH America, Inc.
8.125% due 07/15/2018	425,000	397,885
Masco Corp.
5.85% due 03/15/2017	705,000	556,964
USG Corp.
6.30% due 11/15/2016	1,000,000	725,000

		1,679,849

Business Services - 0.20%
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,000	2,047
Science Applications International Corp.
5.50% due 07/01/2033	825,000	692,628
Xerox Corp.
6.75% due 02/01/2017	435,000	388,237

		1,082,912

Cable & Television - 1.84%
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^ (f)	312,000	288,600
Comcast Corp.
4.95% due 06/15/2016	360,000	344,185
6.50% due 01/15/2015	300,000	310,399
COX Communications, Inc.
4.625% due 01/15/2010	22,000	22,097
5.45% due 12/15/2014	218,000	215,130
6.75% due 03/15/2011	209,000	218,469
7.75% due 11/01/2010	207,000	215,108
8.375% due 03/01/2039	195,000	204,811
Cox Communications, Inc., Class A
4.625% due 06/01/2013	340,000	328,280
Rogers Cable, Inc.
6.75% due 03/15/2015	300,000	309,834

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable & Television (continued)
TCI Communications, Inc.
9.80% due 02/01/2012	$845,000	$937,481
Time Warner Cable, Inc.
6.55% due 05/01/2037	550,000	511,418
6.75% due 07/01/2018	1,185,000	1,224,093
8.75% due 02/14/2019	295,000	338,321
Time Warner Companies, Inc.
7.57% due 02/01/2024	34,000	30,684
Time Warner Entertainment Company LP
8.375% due 07/15/2033	535,000	555,517
8.375% due 03/15/2023	335,000	348,668
Time Warner, Inc.
6.75% due 04/15/2011	575,000	602,257
7.625% due 04/15/2031	9,000	8,196
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	1,013,746
6.625% due 05/15/2011	575,000	581,031
6.75% due 10/05/2037	630,000	525,055
6.875% due 04/30/2036	760,000	645,346

		9,778,726

Cellular Communications - 0.29%
America Movil SAB de CV
5.75% due 01/15/2015	305,000	313,389
American Tower Corp.
7.50% due 05/01/2012	12,000	12,225
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	211,000	229,346
8.75% due 03/01/2031	209,000	243,468
Nextel Communications, Inc.
6.875% due 10/31/2013	400,000	333,000
Rogers Wireless, Inc.
9.625% due 05/01/2011	8,000	8,556
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (f)	360,000	403,956

		1,543,940

Chemicals - 0.35%
American Pacific Corp.
9.00% due 02/01/2015	425,000	370,813
E.I. Du Pont de Nemours & Company
5.875% due 01/15/2014	305,000	331,546
Ecolab, Inc.
4.875% due 02/15/2015	265,000	258,022
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	480,000	182,400
Potash Corp. of Saskatchewan, Inc.
5.25% due 05/15/2014	420,000	433,678
Sterling Chemicals, Inc.
10.25% due 04/01/2015	305,000	265,731

		1,842,190

Chemicals-Diversified - 0.18%
Dow Chemical Company
8.55% due 05/15/2019	350,000	349,966
The Dow Chemical Company
5.70% due 05/15/2018	700,000	587,758

		937,724

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Computers & Business Equipment - 0.34%
Cisco Systems, Inc.
5.50% due 02/22/2016	$510,000	$539,416
Computer Sciences Corp.
6.50% due 03/15/2018	965,000	966,794
Xerox Corp.
8.25% due 05/15/2014	300,000	304,487

		1,810,697

Containers & Glass - 0.08%
BWAY Corp.
10.00% due 04/15/2014 (f)	355,000	354,556
US Corrugated, Inc.
10.00% due 06/12/2013	110,000	62,700

		417,256

Crude Petroleum & Natural Gas - 1.01%
Anadarko Petroleum Corp.
8.70% due 03/15/2019	500,000	556,743
Apache Corp.
5.625% due 01/15/2017	1,000,000	1,040,372
6.90% due 09/15/2018	455,000	508,851
EQT Corp.
8.125% due 06/01/2019	280,000	288,840
Marathon Oil Corp.
6.80% due 03/15/2032	760,000	669,992
7.50% due 02/15/2019	195,000	205,685
Premcor Refining Group, Inc.
7.50% due 06/15/2015	4,000	4,065
Suncor Energy, Inc.
6.10% due 06/01/2018	760,000	730,702
Transocean, Inc.
6.00% due 03/15/2018	750,000	751,591
XTO Energy, Inc.
5.90% due 08/01/2012	615,000	643,137

		5,399,978

Domestic Oil - 0.46%
Devon Energy Corp.
5.625% due 01/15/2014	1,020,000	1,069,461
Devon Financing Corp.
6.875% due 09/30/2011	205,000	222,225
7.875% due 09/30/2031	1,060,000	1,181,885

		2,473,571

Drugs & Health Care - 0.03%
Allegiance Corp.
7.00% due 10/15/2026	205,000	174,852
Electrical Utilities - 4.43%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	597,534	555,706
AES Gener SA
7.50% due 03/25/2014	218,000	222,106
American Electric Power Company, Inc.
5.25% due 06/01/2015	210,000	208,223
Appalachian Power Company
5.80% due 10/01/2035	39,000	31,308
7.00% due 04/01/2038	425,000	398,480
Arizona Public Service Company
5.50% due 09/01/2035	222,000	146,883

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Beaver Valley Funding Corp.
9.00% due 06/01/2017	$1,229,000	$1,212,347
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	10,000	8,906
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	235,000	246,750
CenterPoint Energy Resources Corp., MTN
6.00% due 05/15/2018	1,000,000	881,590
CenterPoint Energy, Inc.
6.50% due 05/01/2018	1,000,000	856,165
Commonwealth Edison Company
5.80% due 03/15/2018	1,985,000	1,955,741
Constellation Energy Group, Inc.
7.60% due 04/01/2032	246,000	208,008
Delmarva Power & Light Company
6.40% due 12/01/2013	390,000	410,486
Dominion Resources, Inc.
5.00% due 03/15/2013	575,000	577,355
5.70% due 09/17/2012	207,000	214,001
6.30% due 09/30/2066 (b)	800,000	482,000
7.50% due 06/30/2066 (b)	320,000	221,600
DTE Energy Company
7.625% due 05/15/2014	335,000	346,038
Enel Finance International SA
6.25% due 09/15/2017 (f)	565,000	567,938
Enersis SA
7.375% due 01/15/2014	12,000	12,917
Entergy Louisiana LLC
8.09% due 01/02/2017	450,375	442,260
FirstEnergy Corp.
6.45% due 11/15/2011	209,000	218,679
7.375% due 11/15/2031	676,000	586,319
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/2010	52,146	51,067
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	365,000	366,825
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (f)	1,720,000	1,735,540
ITC Holdings Corp.
5.875% due 09/30/2016 (f)	170,000	154,028
Midwest Generation LLC, Series B
8.56% due 01/02/2016	584,360	566,829
Monongahela Power Company
7.95% due 12/15/2013 (f)	665,000	706,914
National Grid PLC
6.30% due 08/01/2016	485,000	490,035
Nevada Power Company
5.875% due 01/15/2015	340,000	332,176
6.65% due 04/01/2036	530,000	473,624
Oncor Electric Delivery Company
6.375% due 05/01/2012	850,000	873,655
Pacific Gas & Electric Company
4.20% due 03/01/2011	246,000	254,226
4.80% due 03/01/2014	212,000	219,455
8.25% due 10/15/2018	455,000	541,288
Peco Energy Company
5.35% due 03/01/2018	1,000,000	1,002,196
PG&E Corp.
5.75% due 04/01/2014	390,000	404,442

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
PSEG Power LLC
5.00% due 04/01/2014	$214,000	$208,370
8.625% due 04/15/2031	214,000	236,397
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	1,000,000	1,026,200
Scottish Power PLC
4.91% due 03/15/2010	225,000	227,623
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	840,000	818,280
Southern Power Company, Series D
4.875% due 07/15/2015	295,000	277,952
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015	600,000	355,500
TransAlta Corp.
6.65% due 05/15/2018	580,000	518,094
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (f)	96,000	97,395
Virginia Electric and Power Company
6.00% due 01/15/2036	620,000	621,426

		23,571,343

Electronics - 0.00%
Jabil Circuit, Inc.
5.875% due 07/15/2010	17,000	16,660
Energy - 0.94%
Duke Capital LLC
6.75% due 02/15/2032	511,000	420,415
Duke Energy Corp.
6.30% due 02/01/2014	335,000	355,337
Enterprise Products Operating LP
4.95% due 06/01/2010	210,000	211,161
6.30% due 09/15/2017	820,000	788,242
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (f)	680,000	668,373
6.875% due 03/01/2033	209,000	187,589
Exide Technologies, Series B
10.50% due 03/15/2013	375,000	315,000
Nexen, Inc.
5.875% due 03/10/2035	577,000	457,960
6.40% due 05/15/2037	625,000	533,981
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	220,811	207,708
Sempra Energy
6.50% due 06/01/2016	450,000	459,124
8.90% due 11/15/2013	360,000	397,602

		5,002,492

Financial Services - 9.56%
Allied Capital Corp.
6.625% due 07/15/2011	255,000	116,026
American Express Bank FSB, BKNT
6.00% due 09/13/2017	805,000	718,866
American Express Company
7.00% due 03/19/2018	1,110,000	1,060,140
American Express Credit Corp., Series C
7.30% due 08/20/2013	585,000	592,194
American General Finance Corp.
6.90% due 12/15/2017	335,000	165,730

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
American Honda Finance Corp.
7.625% due 10/01/2018 (f)	$615,000	$588,152
Astoria Depositor Corp.
8.144% due 05/01/2021 (f)	600,000	456,000
AXA Financial, Inc.
7.75% due 08/01/2010	210,000	211,011
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	380,000	391,756
Bear Stearns Companies, Inc., MTN
0.8537% due 11/28/2011 (b)	640,000	617,229
Bosphorus Financial Services, Ltd.
2.6831% due 02/15/2012 (b)(f)	257,812	223,441
Bunge, Ltd. Finance Corp.
5.35% due 04/15/2014	430,000	399,604
5.875% due 05/15/2013	25,000	24,285
Capital One Financial Corp.
6.75% due 09/15/2017	550,000	520,928
7.375% due 05/23/2014	330,000	340,014
Capmark Financial Group, Inc.
7.875% due 05/10/2012	1,300,000	382,053
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	210,000	210,138
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018	870,000	796,825
5.50% due 03/15/2016	405,000	387,936
CIT Group, Inc.
5.00% due 02/13/2014	95,000	64,017
5.65% due 02/13/2017	125,000	82,686
CIT Group, Inc., MTN
5.125% due 09/30/2014	95,000	63,651
Citigroup, Inc.
5.50% due 04/11/2013	850,000	815,214
5.625% due 08/27/2012	219,000	204,763
5.85% due 12/11/2034	285,000	225,946
6.125% due 11/21/2017	1,395,000	1,250,390
6.125% due 05/15/2018	2,540,000	2,266,023
8.50% due 05/22/2019	2,030,000	2,101,842
CME Group, Inc.
5.75% due 02/15/2014	470,000	495,671
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033 (f)	10,000	9,200
Credit Suisse First Boston USA, Inc.
0.865% due 11/20/2009 (b)	1,220,000	1,212,384
6.50% due 01/15/2012	209,000	221,919
Dresdner Bank AG
7.25% due 09/15/2015	281,000	225,886
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	394,000	381,661
FPL Group Capital, Inc.
6.35% due 10/01/2066 (b)	650,000	487,500
General Electric Capital Corp.
5.45% due 01/15/2013	261,000	264,255
5.625% due 05/01/2018	455,000	434,549
5.875% due 01/14/2038	580,000	469,563
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	760,000	440,919
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	640,000	623,014
5.95% due 01/18/2018	1,500,000	1,430,301

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
6.00% due 05/01/2014	$645,000	$655,792
6.75% due 10/01/2037	420,000	352,096
7.50% due 02/15/2019	930,000	978,592
Harley-Davidson Funding Corp.
6.80% due 06/15/2018 (f)	1,000,000	818,352
HSBC Finance Corp.
5.00% due 06/30/2015	645,000	586,166
HVB Funding Trust III
9.00% due 10/22/2031 (f)	10,000	4,500
International Lease Finance Corp.
4.55% due 10/15/2009	7,000	6,719
4.75% due 07/01/2009	30,000	29,529
International Lease Finance Corp., MTN
5.45% due 03/24/2011	555,000	469,522
International Lease Finance Corp., Series P
1.5313% due 01/15/2010 (b)	13,000	12,382
Jefferies Group, Inc.
6.45% due 06/08/2027	210,000	132,757
John Deere Capital Corp., Series D
4.125% due 01/15/2010	39,000	39,589
JPMorgan Chase & Company
4.65% due 06/01/2014	655,000	650,591
6.30% due 04/23/2019	2,127,000	2,116,171
6.75% due 02/01/2011	218,000	228,737
JPMorgan Chase & Company, Series 1
7.90 due 12/31/2049 (b)	2,070,000	1,728,512
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036	750,000	590,821
JPMorgan Chase Capital XXIII
1.8831% due 05/15/2047 (b)	915,000	419,879
Kaupthing Bank HF
5.75% due 10/04/2011 ^ (f)	750,000	67,500
Lehman Brothers Holdings, Inc., MTN
zero coupon due 01/26/2017 ^	1,120,000	165,200
MBNA Capital, Series B
1.8275% due 02/01/2027 (b)	23,000	10,366
Merrill Lynch & Company, Inc.
1.5662% due 05/02/2017 (b)	1,000,000	467,177
7.75% due 05/14/2038	1,855,000	1,638,032
Merrill Lynch & Company, Inc., MTN
1.5013% due 06/05/2012 (b)	472,000	411,885
6.875% due 04/25/2018	1,515,000	1,406,009
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	300,000	282,000
Morgan Stanley
1.5569% due 10/18/2016 (b)	830,000	611,305
4.25% due 05/15/2010	232,000	234,560
7.30% due 05/13/2019	535,000	548,023
Morgan Stanley, MTN
5.95% due 12/28/2017	290,000	272,441
6.625% due 04/01/2018	825,000	815,579
Nelnet, Inc.
7.40% due 09/29/2036 (b)	400,000	180,000
NiSource Finance Corp.
6.15% due 03/01/2013	219,000	211,023
Osiris Capital PLC, Series C
3.9813% due 01/15/2010 (b)(f)	920,000	896,488

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Osiris Capital PLC, Series D
6.1312% due 01/15/2010 (b)(f)	$360,000	$351,656
PNC Financial Services Group, Inc.
8.25% due 12/31/2049 (b)	760,000	647,702
PNC Funding Corp.
1.1794% due 01/31/2012 (b)	1,000,000	885,528
4.50% due 03/10/2010	1,500,000	1,509,038
Popular North America, Inc.
4.70% due 06/30/2009	12,000	11,969
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	1,435,000	1,264,622
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(f)	400,000	212,000
SLM Corp.
1.3919% due 01/27/2014 (b)	1,840,000	1,115,012
4.50% due 07/26/2010	410,000	378,225
SLM Corp., MTN
8.45% due 06/15/2018	370,000	253,450
SLM Corp., MTN, Series A
1.2319% due 07/27/2009 (b)	1,000,000	988,514
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(f)	400,000	308,876
Sovereign Capital Trust VI
7.908% due 06/13/2036	295,000	223,794
Teco Finance, Inc.
6.572% due 11/01/2017	302,000	272,224
7.00% due 05/01/2012	233,000	234,022
Ucar Finance, Inc.
10.25% due 02/15/2012	20,000	18,650
Vita Capital III, Ltd., Series B-I
2.3075% due 01/01/2011 (b)(f)	870,000	792,831
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	400,000	366,432
Wells Fargo Capital XIII, Series GMTN
7.70% due 12/29/2049 (b)	1,000,000	780,000
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (f)	304,000	296,601

		50,923,123

Food & Beverages - 1.92%
Anheuser-Busch InBev NV
7.20% due 01/15/2014	390,000	418,314
ASG Consolidated LLC/ASG Finance, Inc.
11.50% due 11/01/2011 (f)	395,000	353,525
Cargill, Inc.
6.125% due 09/15/2036 (f)	665,000	531,674
Dr Pepper Snapple Group, Inc.
6.12% due 05/01/2013	230,000	235,140
Dr. Pepper Snapple Group, Inc.
6.82% due 05/01/2018	305,000	306,995
General Mills, Inc.
5.20% due 03/17/2015	160,000	166,355
5.65% due 09/10/2012	600,000	641,161
5.70% due 02/15/2017	245,000	254,832
Kellogg Company, Series B
6.60% due 04/01/2011	209,000	225,158
Kraft Foods, Inc.
5.625% due 11/01/2011	219,000	232,861
6.00% due 02/11/2013	605,000	643,399

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Kraft Foods, Inc. (continued)
6.125% due 02/01/2018	$1,360,000	$1,387,778
Kroger Company
6.80% due 12/15/2018	920,000	953,495
7.00% due 05/01/2018	580,000	620,782
McCormick & Company, Inc.
5.75% due 12/15/2017	1,000,000	963,166
Nabisco, Inc.
7.55% due 06/15/2015	229,000	249,560
SABMiller PLC
6.50% due 07/15/2018 (f)	875,000	856,135
Smithfield Foods, Inc.
7.00% due 08/01/2011	18,000	15,480
Supervalu, Inc.
7.50% due 11/15/2014	500,000	483,750
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (f)	208,000	183,984
Tesco PLC
6.15% due 11/15/2037 (f)	570,000	521,487

		10,245,031

Gas & Pipeline Utilities - 3.25%
Atmos Energy Corp.
8.50% due 03/15/2019	380,000	420,760
Buckeye Partners LP
5.125% due 07/01/2017	225,000	185,043
DCP Midstream LLC
9.75% due 03/15/2019 (f)	395,000	412,153
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	360,000	304,200
Enbridge Energy Partners LP, Series B
6.50% due 04/15/2018	600,000	548,268
Energy Transfer Partners LP
6.70% due 07/01/2018	1,000,000	962,519
7.50% due 07/01/2038	1,440,000	1,354,448
8.50% due 04/15/2014	375,000	417,342
9.70% due 03/15/2019	345,000	401,209
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	240,000	233,022
5.80% due 03/15/2035	208,000	165,908
6.50% due 02/01/2037	1,091,000	949,640
7.30% due 08/15/2033	212,000	193,466
7.75% due 03/15/2032	200,000	198,906
9.00% due 02/01/2019	525,000	592,082
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038	540,000	500,395
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016	330,000	278,850
Michigan Consolidated Gas Company
5.70% due 03/15/2033	14,000	12,075
NGPL Pipeco LLC
7.119% due 12/15/2017 (f)	1,420,000	1,442,768
ONEOK Partners LP
6.15% due 10/01/2016	728,000	694,228
6.65% due 10/01/2036	1,245,000	1,049,535
8.625% due 03/01/2019	325,000	358,485
Regency Energy Partners LP
9.375% due 06/01/2016 (f)	315,000	305,550

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Southern Union Company
7.20% due 11/01/2066 (b)	$950,000	$574,750
Spectra Energy Capital LLC
6.20% due 04/15/2018	3,290,000	3,165,332
TEPPCO Partners LP
7.00% due 06/01/2067 (b)	705,000	460,921
Texas Eastern Transmission LP
6.00% due 09/15/2017 (f)	685,000	686,254
TransCanada Pipelines, Ltd.
7.125% due 01/15/2019	400,000	438,003

		17,306,112

Gold - 0.07%
Barrick Gold Corp.
6.95% due 04/01/2019	330,000	359,200
Healthcare Products - 0.17%
Beckman Coulter, Inc.
7.00% due 06/01/2019	245,000	250,813
Covidien International Finance SA
6.00% due 10/15/2017	610,000	643,696

		894,509

Healthcare Services - 0.31%
Coventry Health Care, Inc.
5.875% due 01/15/2012	225,000	208,599
6.30% due 08/15/2014	420,000	354,009
UnitedHealth Group, Inc.
4.875% due 02/15/2013	225,000	222,081
5.375% due 03/15/2016	240,000	222,540
5.80% due 03/15/2036	115,000	86,422
WellPoint, Inc.
5.00% due 12/15/2014	208,000	198,413
6.375% due 06/15/2037	415,000	336,919

		1,628,983

Holdings Companies/Conglomerates - 0.21%
General Electric Company
5.00% due 02/01/2013	1,057,000	1,088,198
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (f)	16,000	15,799

		1,103,997

Homebuilders - 0.41%
Centex Corp.
4.55% due 11/01/2010	1,200,000	1,170,000
5.80% due 09/15/2009	830,000	830,000
Pulte Homes, Inc.
6.25% due 02/15/2013	210,000	195,300

		2,195,300

Hotels & Restaurants - 0.42%
Darden Restaurants, Inc.
6.80% due 10/15/2037	835,000	679,875
Marriott International, Inc.
4.625% due 06/15/2012	26,000	25,407
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	315,000	288,225
Yum! Brands, Inc.
6.25% due 03/15/2018	405,000	396,404

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
Yum! Brands, Inc. (continued)
6.875% due 11/15/2037	$965,000	$858,492

		2,248,403

Household Appliances - 0.14%
Whirlpool Corp.
8.00% due 05/01/2012	370,000	377,080
8.60% due 05/01/2014	370,000	373,943

		751,023

Household Products - 0.28%
Clorox Company
5.00% due 03/01/2013	600,000	615,487
5.95% due 10/15/2017	500,000	502,573
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	495,000	373,725

		1,491,785

Industrial Machinery - 0.09%
Caterpillar, Inc.
7.25% due 09/15/2009	213,000	216,369
Terex Corp.
10.875% due 06/01/2016	265,000	258,727

		475,096

Industrials - 0.18%
Parker Hannifin Corp., Series MTN
5.50% due 05/15/2018	1,000,000	965,107
Insurance - 3.30%
Aflac, Inc.
8.50% due 05/15/2019	365,000	377,997
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	1,490,000	1,162,863
American International Group, Inc.
8.175% due 05/15/2058 (b)(f)	700,000	161,777
Aon Capital Trust A
8.205% due 01/01/2027	990,000	892,027
Assurant, Inc.
5.625% due 02/15/2014	209,000	178,132
6.75% due 02/15/2034	550,000	361,498
AXA SA
6.379% due 12/14/2049 (b)(f)	585,000	362,718
6.463% due 12/31/2049 (b)(f)	275,000	165,393
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(f)	500,000	239,982
Chubb Corp.
5.75% due 05/15/2018	230,000	231,807
Cigna Corp.
6.15% due 11/15/2036	500,000	328,059
CNA Financial Corp.
6.00% due 08/15/2011	280,000	270,186
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	800,000	513,045
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)(f)	795,000	278,250
Foundation Re II, Ltd.
7.5756% due 11/26/2010 (b)(f)	250,000	236,252
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	790,000	238,635

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	$8,000	$6,906
Horace Mann Educators Corp.
6.85% due 04/15/2016	210,000	177,692
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (f)	683,000	381,053
7.30% due 06/15/2014 (f)	380,000	298,442
7.50% due 08/15/2036 (f)	1,470,000	942,316
7.80% due 03/15/2037 (f)	455,000	222,950
Lincoln National Corp.
6.05% due 04/20/2067 (b)	495,000	277,200
7.00% due 05/17/2066 (b)	555,000	321,900
Markel Corp.
6.80% due 02/15/2013	325,000	319,889
Massachusetts Mutual Life Insurance Company
8.875% due 06/01/2039	440,000	462,768
Merna Reinsurance, Ltd., Series B
2.97% due 07/07/2010 (b)(f)	1,000,000	925,500
MetLife, Inc.
6.75% due 06/01/2016	360,000	366,335
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (f)	405,000	399,809
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (f)	1,873,000	936,500
Progressive Corp.
6.70% due 06/15/2037 (b)	225,000	150,690
Prudential Financial, Inc.
4.75% due 04/01/2014	227,000	204,286
6.10% due 06/15/2017	1,100,000	1,067,936
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	540,000	507,869
QBE Insurance Group, Ltd.
9.75% due 03/14/2014	301,000	329,896
StanCorp Financial Group, Inc.
6.90% due 06/01/2067 (b)	1,150,000	483,360
Symetra Financial Corp.
6.125% due 04/01/2016 (f)	350,000	263,088
8.30% due 10/15/2037 (b)(f)	310,000	111,600
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	575,000	365,186
W.R. Berkley Corp.
5.125% due 09/30/2010	900,000	852,043
6.15% due 08/15/2019	14,000	10,649
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(f)	1,540,000	862,862
XL Capital, Ltd.
5.25% due 09/15/2014	214,000	174,472
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	275,000	137,500

		17,559,318

International Oil - 0.91%
ConocoPhillips Canada Funding Company
5.95% due 10/15/2036	1,000,000	929,988
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013 (f)	152,291	151,962
EnCana Corp.
6.50% due 08/15/2034	1,000,000	904,870
6.50% due 05/15/2019	230,000	236,311

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil (continued)
Pemex Project Funding Master Trust
2.62% due 06/15/2010 (b)(f)	$218,000	$215,820
Petro-Canada
6.05% due 05/15/2018	716,000	669,169
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009 (f)	2,700	2,698
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (f)	330,000	302,448
Talisman Energy, Inc.
6.25% due 02/01/2038	1,150,000	954,489
Weatherford International, Ltd.
6.50% due 08/01/2036	600,000	459,200

		4,826,955

Leisure Time - 1.09%
AMC Entertainment, Inc.
8.00% due 03/01/2014	495,000	445,500
8.75% due 06/01/2019 (f)	130,000	126,262
Ameristar Casinos, Inc.
9.25% due 06/01/2014 (f)	430,000	430,000
Cinemark, Inc.
9.75 due 03/15/2014	150,000	152,250
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (f)	350,000	15,750
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (f)	220,000	15,400
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	385,000	288,750
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (f)	460,000	198,950
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (f)	85,000	33,150
MGM Mirage, Inc.
10.375% due 05/15/2014 (f)	90,000	92,700
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	208,000	202,800
8.00% due 04/01/2012	325,000	244,563
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	185,000	114,700
9.75% due 04/01/2010	285,000	256,500
Seminole Indian Tribe of Florida
6.535% due 10/01/2020 (f)	405,000	311,963
Turning Stone Resort Casino
9.125% due 09/15/2014 (f)	370,000	303,400
Vivendi
5.75% due 04/04/2013 (f)	2,515,000	2,449,281
Waterford Gaming LLC
8.625% due 09/15/2014 (f)	207,000	134,550

		5,816,469

Liquor - 0.07%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	10,000	8,637
Miller Brewing Company
5.50% due 08/15/2013 (f)	380,000	378,560

		387,197

Manufacturing - 0.55%
Eaton Corp.
4.90% due 05/15/2013	450,000	451,624

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Manufacturing (continued)
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	$460,000	$449,398
Tyco Electronics Group SA
6.00% due 10/01/2012	410,000	400,746
6.55% due 10/01/2017	910,000	807,106
7.125% due 10/01/2037	501,000	359,162
Tyco International Finance SA
8.50% due 01/15/2019	400,000	441,522

		2,909,558

Medical-Hospitals - 0.22%
Community Health Systems, Inc.
8.875% due 07/15/2015	285,000	281,794
HCA, Inc.
8.50% due 04/15/2019 (f)	440,000	430,100
Humana, Inc.
8.15% due 06/15/2038	590,000	449,972

		1,161,866

Metal & Metal Products - 0.11%
Alcan, Inc.
5.00% due 06/01/2015	6,000	5,034
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (f)	210,000	94,500
CII Carbon LLC
11.125% due 11/15/2015 (f)	405,000	279,450
Commercial Metals Company
7.35% due 08/15/2018	270,000	227,978

		606,962

Mining - 0.36%
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (f)	209,000	220,254
Drummond Company, Inc.
7.375% due 02/15/2016 (f)	465,000	344,100
Rio Tinto Finance USA, Ltd.
8.95% due 05/01/2014	790,000	849,021
Teck Resources, Ltd.
10.75% due 05/15/2019 (f)	215,000	220,375
Vedanta Resources PLC
8.75% due 01/15/2014 (f)	315,000	305,550

		1,939,300

Oil Comp-Integrated - 0.13%
Occidental Petroleum Corp.
7.00% due 11/01/2013	600,000	686,365
Oil Field Mach&Equip - 0.15%
BJ Services Company
6.00% due 06/01/2018	880,000	791,035
Paper - 0.24%
International Paper Company
7.95% due 06/15/2018	395,000	372,017
9.375% due 05/15/2019	425,000	427,802
Plum Creek Timberlands LP
5.875% due 11/15/2015	320,000	270,494
Verso Paper, Inc., Series B
9.125% due 08/01/2014	380,000	226,100

		1,296,413

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services - 0.56%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	$210,000	$113,400
Anadarko Finance Company, Series B
7.50% due 05/01/2031	900,000	815,217
Anadarko Petroleum Corp.
6.45% due 09/15/2036	1,000,000	832,698
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	405,000	283,500
8.375 due 08/01/2066 (b)	700,000	532,000
McMoRan Exploration Company
11.875% due 11/15/2014	245,000	189,875
Valero Logistics Operations LP
6.05% due 03/15/2013	248,000	237,034

		3,003,724

Pharmaceuticals - 0.99%
Allergan, Inc.
5.75% due 04/01/2016	400,000	383,986
AstraZeneca PLC
5.90% due 09/15/2017	485,000	517,757
Hospira, Inc.
5.90% due 06/15/2014	8,000	7,957
Hospira, Inc., GMTN
6.40% due 05/15/2015	180,000	182,944
Medco Health Solutions, Inc.
7.25% due 08/15/2013	1,380,000	1,402,160
Schering Plough Corp.
5.55% due 12/01/2013	218,000	231,977
6.00% due 09/15/2017	1,200,000	1,238,004
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	170,000	172,755
6.15% due 02/01/2036	170,000	159,797
Wyeth
5.50% due 03/15/2013	900,000	959,029

		5,256,366

Pipelines - 0.42%
Enbridge Energy Partners LP, Series B
7.50% due 04/15/2038	600,000	511,434
Plains All American Pipeline LP
6.50% due 05/01/2018	265,000	255,963
8.75% due 05/01/2019	500,000	553,400
Texas Gas Transmission LLC
5.50% due 04/01/2013 (f)	1,000,000	936,826

		2,257,623

Railroads & Equipment - 0.55%
CSX Corp.
5.50% due 08/01/2013	580,000	582,089
6.25% due 04/01/2015	170,000	168,212
7.375% due 02/01/2019	727,000	752,497
Union Pacific Corp.
5.45% due 01/31/2013	650,000	660,499
5.70% due 08/15/2018	785,000	748,721

		2,912,018

Real Estate - 2.95%
AvalonBay Communities, Inc.
5.50% due 01/15/2012	605,000	599,135

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Boston Properties, Ltd.
6.25% due 01/15/2013	$215,000	$209,481
BRE Properties, Inc.
5.50% due 03/15/2017	430,000	342,944
Camden Property Trust
5.00% due 06/15/2015	216,000	183,257
Colonial Properties Trust
6.25% due 06/15/2014	211,000	173,818
Colonial Realty LP
5.50% due 10/01/2015	231,000	175,722
Developers Diversified Realty Corp.
4.625% due 08/01/2010	22,000	19,515
Duke Realty LP
5.95% due 02/15/2017	1,505,000	1,103,678
6.25% due 05/15/2013	1,000,000	850,919
ERP Operating LP
6.625% due 03/15/2012	748,000	756,034
Health Care Property Investors, Inc.
6.30% due 09/15/2016	1,000,000	855,558
Health Care Property Investors, Inc., MTN
4.875% due 09/15/2010	229,000	225,095
5.625% due 02/28/2013	520,000	466,994
Health Care, Inc.
6.00% due 11/15/2013	215,000	190,775
6.20% due 06/01/2016	680,000	562,826
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	360,000	353,815
Hospitality Properties Trust
6.75% due 02/15/2013	1,212,000	1,070,459
HRPT Properties Trust
6.65% due 01/15/2018	200,000	159,770
Kimco Realty Corp.
5.70% due 05/01/2017	1,190,000	944,204
Nationwide Health Properties, Inc.
6.50% due 07/15/2011	285,000	261,318
ProLogis
5.625% due 11/15/2015	375,000	290,110
5.625% due 11/15/2016	1,075,000	811,627
6.625% due 05/15/2018	480,000	375,218
Realty Income Corp.
5.95% due 09/15/2016	560,000	437,450
Rouse Company LP
3.625% due 03/15/2049 ^	645,000	401,513
Simon Property Group LP
5.625% due 08/15/2014	935,000	880,806
5.875% due 03/01/2017	595,000	531,005
Simon Property Group LP, REIT
5.75% due 12/01/2015	530,000	490,869
10.35% due 04/01/2019	330,000	371,680
USB Realty Corp.
6.091% due 12/22/2049 (b)(f)	500,000	272,500
Westfield Group
5.40% due 10/01/2012 (f)	1,410,000	1,352,825

		15,720,920

Retail - 0.63%
CVS Caremark Corp.
1.5613% due 06/01/2010 (b)	900,000	890,281
5.75% due 06/01/2017	360,000	359,542

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
CVS Caremark Corp. (continued)
6.125% due 08/15/2016		$515,000	$528,600
6.302% due 06/01/2037 (b)		710,000	482,800
Home Depot, Inc.
5.875% due 12/16/2036		335,000	268,701
Macy's Retail Holdings, Inc.
8.875% due 07/15/2015		335,000	322,766
Staples, Inc.
9.75% due 01/15/2014		440,000	485,156

			3,337,846

Retail Grocery - 0.19%
Kroger Company
6.40% due 08/15/2017		980,000	1,024,988
Retail Trade - 0.10%
Nordstrom, Inc.
6.75% due 06/01/2014		245,000	246,611
Sotheby's
7.75% due 06/15/2015		360,000	278,100

			524,711

Software - 0.06%
Fiserv, Inc.
6.80% due 11/20/2017		330,000	319,301
Steel - 0.23%
Allegheny Technologies, Inc.
8.375% due 12/15/2011		270,000	286,880
9.375% due 06/01/2019		300,000	304,500
ArcelorMittal
9.85% due 06/01/2019		600,000	616,112

			1,207,492

Telecommunications Equipment &
Services - 1.30%
BellSouth Corp.
6.55% due 06/15/2034		420,000	387,068
Citizens Communications Company
6.25% due 01/15/2013		290,000	271,512
9.00% due 08/15/2031		900,000	759,375
Deutsche Telekom International Finance BV
8.50% due 06/15/2010		222,000	235,136
Deutsche Telekom International Finance BV
6.75% due 08/20/2018		870,000	927,168
7.125% due 07/11/2011 (b)	EUR	1,000	1,528
8.75 due 06/15/2030		$227,000	263,944
Digicel Group, Ltd.
8.875% due 01/15/2015 (f)		400,000	320,000
Embarq Corp.
7.995% due 06/01/2036		1,270,000	1,098,550
France Telecom SA
7.75% due 03/01/2011		20,000	21,750
Intelsat Jackson Holdings, Ltd.
11.50% due 06/15/2016 (f)		350,000	344,750
SBC Communications, Inc.
4.125% due 09/15/2009		207,000	208,630
5.10% due 09/15/2014		16,000	16,577
5.625% due 06/15/2016		12,000	12,214
6.45% due 06/15/2034		580,000	534,116

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (f)	$9,000	$9,797
Verizon Communications, Inc.
6.10% due 04/15/2018	910,000	946,737
West Corp.
11.00% due 10/15/2016	645,000	548,250

		6,907,102

Telephone - 1.29%
AT&T, Inc.
5.60% due 05/15/2018	500,000	506,405
6.30% due 01/15/2038	500,000	469,685
BellSouth Corp.
4.20% due 09/15/2009	212,000	213,708
6.00% due 11/15/2034	820,000	729,177
British Telecommunications PLC
5.95% due 01/15/2018	10,000	8,867
Cincinnati Bell, Inc.
8.375% due 01/15/2014	405,000	383,231
Qwest Corp.
7.875% due 09/01/2011	315,000	313,819
Sprint Capital Corp.
6.875% due 11/15/2028	900,000	630,000
7.625% due 01/30/2011	245,000	241,937
8.375% due 03/15/2012	207,000	203,895
8.75% due 03/15/2032	685,000	541,150
Telecom Italia Capital SA
4.00% due 01/15/2010	670,000	671,262
7.20% due 07/18/2036	650,000	577,561
7.721% due 06/04/2038	600,000	566,341
Verizon Communications, Inc.
6.90% due 04/15/2038	770,000	783,321
Verizon of New York, Inc., Series A
6.875% due 04/01/2012	15,000	15,761

		6,856,120

Tobacco - 0.45%
Alliance One International, Inc.
8.50% due 05/15/2012	190,000	176,700
Altria Group, Inc.
8.50% due 11/10/2013	840,000	944,981
Philip Morris International, Inc.
4.875% due 05/16/2013	300,000	314,733
5.65% due 05/16/2018	620,000	634,404
Reynolds American, Inc.
7.25% due 06/01/2013	350,000	350,596

		2,421,414

Toys, Amusements & Sporting Goods - 0.07%
Hasbro, Inc.
6.125% due 05/15/2014	375,000	377,760
Transportation - 0.39%
Canadian Pacific Railway Company
5.75% due 05/15/2013	570,000	575,700
CMA CGM SA
7.25% due 02/01/2013 (f)	455,000	209,300
FedEx Corp.
7.375% due 01/15/2014	375,000	406,468

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation (continued)
GATX Corp.
8.75% due 05/15/2014	$610,000	$613,941
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	385,000	294,525

		2,099,934

Utility Service - 0.30%
Public Service Company of New Mexico
7.95% due 05/15/2018	1,000,000	998,860
Veolia Environnement
6.00% due 06/01/2018	600,000	586,976

		1,585,836

Water Treatment Systems - 0.11%
American Water Capital Corp.
6.085% due 10/15/2017	600,000	570,342

TOTAL CORPORATE BONDS (Cost $285,037,565)		$262,357,807

MUNICIPAL BONDS - 0.42%
California - 0.10%
State of California
5.65% due 04/01/2039	525,000	537,023
District of Columbia - 0.21%
George Washington University, DC, Series B
5.095% due 09/15/2032	1,175,000	1,117,648
New Jersey - 0.11%
New Jersey State Turnpike Authority
7.414% due 01/01/2040	540,000	597,413

TOTAL MUNICIPAL BONDS (Cost $2,294,940)		$2,252,084

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.50%
American Home Mortgage Assets, Series 2006-6,
Class A1A
0.4988% due 12/25/2046 (b)	497,047	192,377
American Home Mortgage Assets, Series 2006-6,
Class XP
3.0845% IO due 12/25/2046	8,659,476	211,075
American Home Mortgage Assets, Series 2007-5,
Class XP
3.9277% IO due 06/25/2047	3,371,189	147,489
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	615,637	459,792
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP
2.0784% IO due 05/25/2047	6,227,634	276,351
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (f)	535,000	441,375
Banc of America Commercial Mortgage Inc, Series
2006-3, Class AM
5.8126% due 07/10/2044 (b)	1,855,000	837,663
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	28,970	28,725
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	50,846	26,322

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.1793% due 09/10/2047 (b)	$470,000	$415,825
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	1,600,000	842,090
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.7111% due 05/10/2045 (b)	970,000	841,943
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044 (b)	995,000	764,289
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	750,000	640,285
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.8808% due 03/20/2036 (b)	422,121	281,812
Banc of America Funding Corp., Series 2007-E,
Class 4A1
5.811% due 09/20/2037 (b)	349,540	193,884
Banc of America Large Loan,
Series 2005-MIB1, Class B
0.6044% due 03/15/2022 (b)(f)	895,000	685,928
Banc of America Large Loan, Series 2006-BIX1,
Class C
0.5244% due 10/15/2019 (b)(f)	1,000,000	663,878
Bank of America Commercial Mortgage, Inc.,
Series 2005-5, Class XC
0.0662% IO due 10/10/2045 (f)	81,484,172	241,519
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	14,561	14,578
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.2489% due 04/25/2035 (b)	179,356	30,035
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	8,774	5,251
Bear Stearns Commercial Mortgage Securities, Inc.
4.997% due 06/11/2041 (f)	665,000	217,389
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class X1
0.2348% IO due 11/11/2041	57,184,955	625,426
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class X1
0.1564% IO due 06/11/2041	66,738,930	759,202
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.3418% IO due 07/11/2042	445,289	5,644
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.2176% IO due 08/13/2046	547,111	6,682
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	47,292	23,870
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
0.7844% due 03/15/2019 (f)	700,000	327,300
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038 (f)	400,000	77,622

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.4244% IO due 10/12/2041	$28,875,170	$406,398
Bear Stearns Mortgage Funding Trust, Series
2006-AR1, Class 2A1
0.5288% due 08/25/2036 (b)	401,688	146,257
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.5188% due 12/25/2036 (b)	1,891,264	762,076
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	29,619	29,559
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 06/25/2035	223,764	197,822
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.7258% due 03/15/2049 (b)	700,000	587,198
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8273% due 12/25/2035 (b)	340,711	215,047
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	199,504	166,399
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.2251% due 09/15/2020 (b)	190,000	86,397
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2251% due 09/15/2020 (b)	360,000	317,835
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.4094% due 01/15/2046 (b)	1,000,000	526,211
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	424,859	401,578
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.2171% due 06/10/2044 (b)	49,365	10,353
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
0.5444% due 11/15/2017 (b)(f)	478,649	411,347
Countrywide Alternative Loan Trust, Series
2007-25, Class 1A2
6.50% due 11/25/2037	1,178,114	724,908
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
2.9107% IO due 05/25/2036	2,553,698	84,990
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
3.352% IO due 11/20/2035	3,337,688	95,437
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	531,790	261,931
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X
3.7768% IO due 09/20/2046	21,848,673	669,116
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
3.0433% due 07/20/2034 (b)	1,200,415	1,069,875

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
0.5744% due 04/15/2021 (b)(f)	$870,000	$567,601
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (f)	1,760,000	1,654,400
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (f)	1,225,000	1,151,500
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (f)	531,000	515,070
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (f)	550,000	517,000
CS First Boston Mortgage Securities Corp, Series
2005-C1, Class A3
4.813% due 02/15/2038	670,000	620,677
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	259,692	259,998
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	307,055	308,710
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	144,746	143,506
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	160,860	154,349
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1999% IO due 02/15/2038 (f)	94,368,488	641,149
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	58,053	27,487
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (f)	3,045,000	2,209,087
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (f)	125,000	81,842
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
3.4275% IO due 08/19/2045	5,736,941	100,396
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	371,195	381,033
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	3,267	3,270
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 11/25/2041	34,688	34,847
Federal National Mortgage Association,
Series 2003-18, Class EX
4.00% due 06/25/2017	1,038,728	1,064,991
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1
5.50% due 05/25/2035	750,198	437,811
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
4.9971% due 08/25/2034 (b)	1,451,276	1,018,736
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2124% due 12/25/2034 (b)	126,053	15,722

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	$74,724	$75,107
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	22,214	22,678
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	164,809	160,610
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.1806% IO due 06/10/2048 (f)	1,666,022	14,048
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	43,737	20,562
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014 (f)	295,000	292,050
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037 (f)	135,000	105,798
GMAC Commercial Mortgage Securities Inc, Series
2004-C2, Class A2
4.76% due 08/10/2038	910,000	897,502
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.501% due 05/10/2040 (b)	1,370,000	1,152,350
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6319% due 04/19/2036 (b)	254,303	187,397
Greenpoint Mortgage Funding Trust, Series
2005-AR1, Class A3
0.5888% due 06/25/2045 (b)	123,966	31,799
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
0.6687% due 10/25/2045 (b)	542,721	171,795
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
0.6787% due 02/25/2036 (b)	873,186	314,009
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class XC
0.3574% IO due 08/10/2042 (f)	63,807,668	827,471
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class C
5.554% due 02/10/2017	315,000	82,666
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class F
5.633% due 02/10/2017	170,000	24,247
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	178,636	176,975
GS Mortgage Securities Corp II, Series
2007-GG10, Class A4
5.9932% due 08/10/2045 (b)	1,100,000	841,211
GS Mortgage Securities Corp. II, Series 2004-GG2,
Class E
5.5892% due 08/10/2038 (b)	800,000	317,939
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.21% IO due 07/10/2039 (f)	2,026,177	27,613

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038	$1,350,000	$782,526
GSR Mortgage Loan Trust, Series 2004-14,
Class 3A2
5.2426% due 12/25/2034 (b)	367,977	242,991
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.5861% due 08/25/2034 (b)	282,130	82,340
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.3527% due 01/25/2036 (b)	677,641	448,078
Harborview Mortgage Loan Trust, Series 2005-16,
Class 2A1B
0.6581% due 01/19/2036 (b)	314,417	92,603
Harborview Mortgage Loan Trust, Series 2005-16,
Class X3
3.3489% IO due 01/19/2036 (b)	16,277,814	427,293
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.2005% IO due 09/19/2035	4,708,395	47,084
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
2.289% due 12/19/2036 (b)	643,988	226,163
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% due 05/19/2047	14,041,763	65,821
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% due 07/19/2047	14,485,561	72,428
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% due 08/19/2037 (f)	10,333,337	48,437
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.2962% due 01/25/2035	184,119	37,088
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
3.2335% IO due 10/25/2036	10,630,815	159,462
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
2.9696% IO due 10/25/2036	14,134,021	168,195
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
4.5733% due 05/25/2035 (b)	296,510	16,377
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2005-CB11, Class A3
5.197% due 08/12/2037	1,175,000	1,080,782
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2007-LDPX, Class A2S
5.305% due 01/15/2049	670,000	606,225
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class G
5.3342% due 12/15/2044 (b)	600,000	188,996
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.1792% due 12/15/2044 (b)	2,025,000	1,786,999
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	421,734	410,631

The accompanying notes are an integral part of the financial statements.
14

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP2, Class A4
4.738% due 07/15/2042	$1,830,000	$1,576,402
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	900,000	690,229
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	145,000	51,028
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0653% due 04/15/2045 (b)	490,000	409,091
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045	845,000	713,194
JPMorgan Mortgage Trust, Series 2006-A7, Class
2A5
5.7907% due 01/25/2037 (b)	660,026	178,798
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	182,779	139,883
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	354,709	316,855
LB-UBS Commercial Mortgage Trust,
Series 2000-C4, Class A2
7.37% due 08/15/2026	1,378,324	1,409,407
LB-UBS Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.462% due 03/15/2031	29,619	30,798
LB-UBS Commercial Mortgage Trust,
Series 2004-C1, Class XCL
0.3406% IO due 01/15/2036	24,662,541	636,723
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A2
4.31% due 02/15/2030	595,000	582,808
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2709% IO due 03/17/2020 (f)	725,407	9,513
LB-UBS Commercial Mortgage Trust,
Series 2005-C2, Class E
5.2869% due 04/15/2040 (b)	740,000	266,589
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040 (b)(f)	25,472	8,422
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	58,053	56,053
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8823% due 06/15/2038 (b)	575,000	483,523
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	1,794,411	1,159,690
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
4.3747% due 04/21/2034 (b)	1,096,499	965,685
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.5272% due 08/25/2034 (b)	677,374	446,477

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
4.7491% due 03/25/2035 (b)	$1,151,287	$613,963
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.9834% due 02/25/2036 (b)	547,397	421,903
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	1,080,000	736,703
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class X
0.564% IO due 02/14/2051 (f)	33,147,215	603,866
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	31,988	27,345
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0666% IO due 08/12/2020 (f)	217,206,868	837,528
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.2421% due 11/12/2037 (b)	435,000	385,090
Merrill Lynch Mortgage Trust,
Series 2005-CKI1, Class A1
5.077% due 11/12/2037	316,928	316,709
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.6566% due 05/12/2039 (b)	1,000,000	488,370
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.3625% IO due 08/12/2026	20,969,487	303,898
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
5.9093% due 06/12/2046 (b)	785,000	675,521
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M1
5.9304% due 09/25/2037 (b)	289,944	69,024
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M2
5.9304% due 09/25/2037 (b)	109,979	8,392
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M3
5.9304% due 09/25/2037 (b)	69,987	3,913
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.6497% due 06/11/2042 (b)	275,000	229,684
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	11,184	10,995
Morgan Stanley Capital I, Series 2005-HQ6,
Class A2A
4.882% due 08/13/2042	1,595,000	1,555,639
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.2076% due 11/14/2042 (b)	415,000	383,632
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.2076% due 11/14/2042 (b)	415,000	372,552
Morgan Stanley Capital I, Series 2005-HQ7,
Class AJ
5.2076% due 11/14/2042 (b)	1,500,000	761,408
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	555,000	501,312

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.2423% IO due 07/15/2056 (f)	$665,891	$12,113
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1774% IO due 12/31/2041 (f)	1,442,128	14,328
Morgan Stanley Capital I, Series 2006-IQ11,
Class AJ
5.7748% due 10/15/2042 (b)	4,300,000	1,464,675
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	390,000	74,073
Morgan Stanley Capital I, Series 2007-SRR3,
Class A
0.6162% due 12/20/2049 (b)(f)	1,000,000	80,000
Morgan Stanley Capital I, Series 2007-SRR3,
Class B
0.7163% due 12/20/2049 (b)(f)	1,000,000	50,000
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.4247% due 05/25/2035 (b)	308,965	59,474
Residential Accredit Loans, Inc., Series 2005-QO4,
Class XIO
3.3912% IO due 12/25/2045 (b)	13,000,526	325,013
Residential Accredit Loans, Inc., Series
2007-QS10, Class A1
6.50% due 09/25/2037	715,965	404,744
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9521% due 12/25/2035 (b)	445,150	216,584
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037	599,291	319,216
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	532,431	300,990
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	122,506	124,235
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	22,706	23,177
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (f)	980,000	862,400
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (f)	135,000	118,800
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (f)	797,000	769,105
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035 (f)	100,000	96,000
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035 (f)	110,000	105,600
Sequoia Mortgage Trust, Series 2005-3, Class A1
0.5163% due 04/15/2032 (b)	4,992	3,110
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
4.9407% due 03/25/2033 (b)	504,760	145,965
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.7309% due 04/25/2037 (b)	1,533,098	910,672
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (f)	900,000	720,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class E
5.355% due 12/15/2044 (b)	$915,000	$302,340
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.1116% IO due 03/15/2042 (f)	76,361,253	405,341
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	37,517	18,952
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
6.1161% due 03/23/2045 (f)	548,258	536,008
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.42% due 11/23/2043 (f)	840,006	466,287
WAMU Mortgage Pass Through Certificates, Series
2005-AR13, Class X
2.5161% IO due 10/25/2045	33,634,559	462,475
WAMU Mortgage Pass Through Certificates, Series
2005-AR19, Class A1B3
0.6587% due 12/25/2045 (b)	220,178	58,825
WAMU Mortgage Pass Through Certificates, Series
2006-AR4, Class 1A1B
2.3792% due 05/25/2046 (b)	548,268	93,206
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
0.9087% due 10/25/2045 (b)	839,844	104,981
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
0.9087% due 04/25/2045 (b)	956,724	71,754
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
1.0088% IO due 06/25/2017	14,544,986	109,087
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
0.9503% IO due 07/25/2047	16,088,763	100,555
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
1.0087% due 12/25/2045 (b)	505,171	63,146
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	206,864	127,286
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.9426% IO due 04/25/2047	12,160,862	68,405
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	15,013	10,289
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6567% due 10/25/2036 (b)	714,083	148,534

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $95,047,828)		$71,886,243

ASSET BACKED SECURITIES - 1.96%
Alesco Preferred Funding, Ltd., Series 12A, Class B
1.7313% due 07/15/2037 (b)(f)	430,000	51,600

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Alesco Preferred Funding, Ltd., Series 14A, Class B
1.8769% due 09/23/2037 (b)(f)	$930,000	$65,100
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
1.9069% due 12/23/2037 (b)(f)	220,000	11,000
American Express Issuance Trust, Series 2008-1,
Class A
1.2944% due 12/15/2010 (b)	2,235,000	2,243,336
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	617	533
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (f)	1,150,000	92,000
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(f)	600,000	300,000
Anthracite, Ltd., Series 2002-CIBA, Class A
0.7588% due 05/24/2017 (b)(f)	683,453	410,072
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
1.6919% due 01/26/2042 (b)(f)	370,000	44,400
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
2.1419% due 01/26/2042 (b)(f)	615,000	30,750
Argent Securities, Inc., Series 2004-W1, Class M3
1.7587% due 03/25/2034 (b)	9,599	1,112
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
0.7862% due 03/20/2050 (b)(f)	400,000	36,000
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.6888% due 02/25/2052 (b)(f)	1,000,000	150,000
Chase Issuance Trust, Series 2008-A1, Class A1
0.7944% due 01/15/2012 (b)	800,000	799,688
CNH Equipment Trust, Series 2008-B, Class A2B
1.3444% due 04/15/2011 (b)	462,113	462,496
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	693,968	520,728
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 10/25/2036 (f)	460,000	188,756
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (f)	860,000	172,000
Crest, Ltd., Series 2002-IGA, Class A
1.5225% due 07/28/2017 (b)(f)	1,270,629	800,496
Crest, Ltd., Series 2003-1A, Class B1
1.6137% due 05/28/2038 (b)(f)	600,000	186,000
CW Capital Cobalt I, Series 2005-1A, Class A1
0.9413% due 05/25/2045 (b)(f)	445,124	117,806
Dillon Read CMBS CDO, Ltd., Series 2006-1A,
Class A3
1.9713% due 12/05/2046 (b)(e)(f)	975,000	10
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (f)	535,000	235,400
Equity One ABS, Inc., Series 2004-2, Class AV2
0.5587% due 07/25/2034 (b)	647	239
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	1,000,000	396,875

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Highland Park CDO, Ltd., Series 2006-1A, Class A2
1.0612% due 11/25/2051 (b)(f)	$1,230,000	$123,000
JER CDO, Series 2006-2A, Class AFL
0.6388% due 03/25/2045 (b)(f)	681,007	34,050
Lehman XS Trust, Series 2005-5N, Class 3A2
0.6687% due 11/25/2035 (b)	614,603	162,523
Lehman XS Trust, Series 2005-7N, Class 1A1B
0.6087% due 12/25/2035 (b)	451,152	95,441
Lehman XS Trust, Series 2006-2N, Class 1A2
0.6488% due 02/25/2046 (b)	1,378,925	293,751
LNR CDO, Ltd., Series 2006-1A, Class BFL
0.8662% due 05/28/2043 (b)(f)	700,000	7,000
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
0.8087% due 12/24/2050 (b)(f)	570,000	28,500
North Street Referenced Linked Notes, Series
2000-1A, Class C
2.7894% due 07/30/2010 (b)(f)	500,000	35,000
N-Star Real Estate CDO, Ltd.
0.6631% due 07/27/2040 (b)(f)	700,000	210,000
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
0.6888% due 06/22/2051 (b)(f)	900,000	45,000
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
1.1681% due 02/01/2041 (b)(f)	475,000	14,250
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	825,588	500,672
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	730,148	534,733
Prima Capital, Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	1,243,903	676,683
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
1.1087% due 06/25/2045 (b)(f)	685,000	68,500
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 07/25/2035	99,839	91,005
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 07/25/2035	335,000	150,813
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034 (b)	49,000	35,930
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	14,412	10,421

TOTAL ASSET BACKED SECURITIES
(Cost $27,496,230)		$10,433,669

SUPRANATIONAL OBLIGATIONS - 0.05%
Honduras - 0.00%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (f)	12,000	12,856
Venezuela - 0.05%
Corporacion Andina de Fomento
5.20% due 05/21/2013	214,000	206,731

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS
(continued)
Venezuela (continued)
Corporacion Andina de Fomento (continued)
6.875% due 03/15/2012	$20,000	$21,023

		227,754

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $249,296)		$240,610

PREFERRED STOCKS - 0.36%
Banking - 0.07%
Bank of America Corp., Series MER, 8.625%	20,775	399,711
Financial Services - 0.17%
Citigroup, Inc., Series E, 8.40% ^ *	1,010,000	883,740
Food & Beverages - 0.06%
Ocean Spray Cranberries, Inc., 6.25%	5,034	321,704
Telephone - 0.06%
Telephone & Data Systems, Inc., 7.60%	16,000	318,560

TOTAL PREFERRED STOCKS (Cost $2,351,891)		$1,923,715

WARRANTS - 0.00%
Metal & Metal Products - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike
price CAD 15.00) *	3,852	1,570

TOTAL WARRANTS (Cost $0)		$1,570

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$110,001 on 06/01/2009,
collateralized by $105,000 Federal
National Mortgage Association,
7.125% due 06/15/2010 (valued at
$115,385, including interest)	$110,000	$110,000

TOTAL REPURCHASE AGREEMENTS
(Cost $110,000)		$110,000

SHORT TERM INVESTMENTS - 0.12%
Federal Home Loan Bank Discount Notes
zero coupon due 06/01/2009	$600,000	$600,000
John Hancock Collateral Investment Trust,
0.7339% (c)(g)	5,146	51,460

TOTAL SHORT TERM INVESTMENTS
(Cost $651,460)		$651,460

Total Investments (Active Bond Fund)
(Cost $606,225,107) - 102.76%		$547,265,215
Other assets and liabilities, net - (2.76)%		(14,689,614)

TOTAL NET ASSETS - 100.00%		$532,575,601

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.48%
Aerospace - 4.50%
General Dynamics Corp.	64,023	$3,642,909
Lockheed Martin Corp.	69,776	5,835,367
Northrop Grumman Corp.	102,909	4,900,526
Raytheon Company	39,000	1,741,350
United Technologies Corp.	17,310	910,679

		17,030,831
Agriculture - 2.83%
Archer-Daniels-Midland Company	206,129	5,672,670
Bunge, Ltd.	79,600	5,036,292

		10,708,962
Apparel & Textiles - 0.40%
Carter's, Inc. *	21,200	501,380
Jones Apparel Group, Inc.	110,475	1,005,323

		1,506,703
Auto Parts - 0.23%
TRW Automotive Holdings Corp. *	29,200	260,464
WABCO Holdings, Inc.	35,381	600,769

		861,233
Banking - 1.18%
Comerica, Inc.	30,238	655,560
KeyCorp	102,100	510,500
Marshall & Ilsley Corp.	145,855	959,726
PNC Financial Services Group, Inc.	3,900	177,645
Popular, Inc. (a)	189,700	557,718
Regions Financial Corp.	47,600	199,444
Signature Bank *	2,200	59,510
SunTrust Banks, Inc.	68,570	903,067
Zions Bancorp (a)	31,636	432,780

		4,455,950
Building Materials & Construction - 0.01%
Granite Construction, Inc.	800	29,240
Business Services - 4.15%
Automatic Data Processing, Inc.	76,800	2,919,168
Brinks Company	55,004	1,462,557
Computer Sciences Corp. *	56,561	2,401,580
Fluor Corp.	52,982	2,489,094
Global Sources, Ltd. *	9,566	65,240
Manpower, Inc.	73,400	3,120,234
R.R. Donnelley & Sons Company	159,536	2,150,545
SAIC, Inc. *	48,924	854,702
URS Corp. *	4,600	221,168

		15,684,288
Cable & Television - 2.94%
Comcast Corp., Class A	269,107	3,705,603
Time Warner Cable, Inc. *	158,560	4,882,062
Time Warner, Inc.	108,444	2,539,759

		11,127,424
Cellular Communications - 0.01%
USA Mobility, Inc. *	4,800	53,664
Chemicals - 1.42%
Ashland, Inc.	84,700	2,269,960
Cytec Industries, Inc.	20,314	436,345

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Dow Chemical Company	128,259	$2,267,619
Terra Industries, Inc.	14,776	410,625

		5,384,549
Commercial Services - 0.24%
Brink's Home Security Holdings, Inc. *	32,073	923,702
Computers & Business Equipment - 4.50%
Apple, Inc. *	51,739	7,026,674
Cisco Systems, Inc. *	86,626	1,602,581
Ingram Micro, Inc., Class A *	21,031	347,432
International Business Machines Corp.	54,606	5,803,526
Tech Data Corp. *	19,294	617,794
Western Digital Corp. *	65,025	1,615,871

		17,013,878
Construction & Mining Equipment - 0.80%
Joy Global, Inc.	7,604	262,110
Rowan Companies, Inc. (a)	135,083	2,763,798

		3,025,908
Containers & Glass - 0.09%
Silgan Holdings, Inc.	7,600	336,376
Cosmetics & Toiletries - 2.65%
Colgate-Palmolive Company	75,187	4,958,582
Kimberly-Clark Corp.	76,700	3,979,963
Procter & Gamble Company	20,622	1,071,107

		10,009,652
Crude Petroleum & Natural Gas - 1.77%
Apache Corp.	27,800	2,342,428
Devon Energy Corp.	4,200	265,608
Marathon Oil Corp.	62,400	1,989,312
Occidental Petroleum Corp.	3,964	266,024
Southwestern Energy Company *	34,700	1,508,409
W&T Offshore, Inc.	32,106	327,481

		6,699,262
Domestic Oil - 0.77%
Encore Aquisition Company *	35,502	1,259,966
Mariner Energy, Inc. *	36,825	532,490
Oil States International, Inc. *	42,524	1,111,152

		2,903,608
Drugs & Health Care - 0.13%
China Sky One Medical, Inc. *	2,300	33,902
Quidel Corp. *	36,300	462,099

		496,001
Educational Services - 0.04%
Lincoln Educational Services Corp. *	7,200	132,768
Electrical Equipment - 0.01%
Aaon, Inc.	2,000	41,600
Electrical Utilities - 2.91%
Consolidated Edison, Inc.	31,564	1,119,260
Dominion Resources, Inc.	47,345	1,505,098
DTE Energy Company	28,153	851,628
Edison International	138,264	4,042,839
Mirant Corp. *	173,699	2,711,441
NV Energy, Inc.	32,848	328,480

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Pepco Holdings, Inc.	33,091	$429,521

		10,988,267
Electronics - 3.30%
Arrow Electronics, Inc. *	108,056	2,613,875
Avnet, Inc. *	180,482	4,152,891
Garmin, Ltd.	215,200	4,493,376
Jabil Circuit, Inc.	70,556	552,453
Multi-Fineline Electronix, Inc. *	13,100	250,865
Vishay Intertechnology, Inc. *	78,700	435,211

		12,498,671
Energy - 0.56%
Duke Energy Corp.	64,655	914,869
Progress Energy, Inc.	20,822	739,389
Sempra Energy	9,825	448,806

		2,103,064
Financial Services - 6.81%
Bank of America Corp.	425,103	4,790,911
Broadridge Financial Solutions, Inc.	125,239	2,073,958
Citigroup, Inc. (a)	392,300	1,459,356
CME Group, Inc.	3,634	1,168,840
Goldman Sachs Group, Inc.	34,842	5,037,108
JPMorgan Chase & Company	228,986	8,449,583
Synovus Financial Corp.	151,100	494,097
Wells Fargo & Company	64,300	1,639,650
Western Union Company	36,500	643,495

		25,756,998
Food & Beverages - 0.98%
Sysco Corp.	155,055	3,715,118
Forest Products - 0.05%
Rayonier, Inc.	5,100	204,000
Gas & Pipeline Utilities - 0.34%
Atmos Energy Corp.	14,610	350,640
NiSource, Inc.	86,444	924,086

		1,274,726
Healthcare Products - 1.80%
Cypress Biosciences, Inc. *	82,800	629,280
Herbalife, Ltd.	49,220	1,437,716
Johnson & Johnson	84,580	4,665,433
Medicines Company *	8,300	63,578

		6,796,007
Healthcare Services - 3.18%
Alliance Imaging, Inc. *	1,500	10,350
Centene Corp. *	11,200	203,616
Coventry Health Care, Inc. *	180,727	3,262,122
Express Scripts, Inc. *	56,895	3,644,125
Gentiva Health Services, Inc. *	21,000	334,530
Healthspring, Inc. *	7,000	67,970
Medco Health Solutions, Inc. *	98,000	4,497,220

		12,019,933
Homebuilders - 0.10%
D.R. Horton, Inc.	40,400	372,084

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants - 1.43%
CEC Entertainment, Inc. *	21,000	$674,730
McDonald's Corp.	64,138	3,783,501
Yum! Brands, Inc.	27,500	952,325

		5,410,556
Industrial Machinery - 0.20%
Gardner Denver, Inc. *	27,227	771,613
Industrials - 0.11%
General Electric Company	31,800	428,664
Insurance - 2.99%
Aetna, Inc.	198,225	5,308,466
Allied World Assurance Holdings, Ltd.	50,123	1,892,143
First American Corp.	24,338	555,393
Old Republic International Corp.	102,400	1,047,552
PartnerRe, Ltd.	4,900	319,774
The Travelers Companies, Inc.	54,015	2,196,250

		11,319,578
International Oil - 5.32%
Chevron Corp.	8,914	594,296
ConocoPhillips	89,366	4,096,538
Exxon Mobil Corp.	144,700	10,034,945
Murphy Oil Corp.	91,493	5,399,002

		20,124,781
Internet Content - 1.13%
Google, Inc., Class A *	7,786	3,248,553
Sohu.com, Inc. *	15,977	1,008,788

		4,257,341
Internet Retail - 0.24%
Amazon.com, Inc. *	11,704	912,795
Internet Software - 0.48%
Symantec Corp. *	74,908	1,167,816
VeriSign, Inc. *	28,300	662,503

		1,830,319
Life Sciences - 0.15%
Waters Corp. *	13,300	576,156
Manufacturing - 0.15%
Trinity Industries, Inc.	36,909	562,493
Metal & Metal Products - 0.69%
Timken Company	154,809	2,617,820
Mining - 0.95%
Cliffs Natural Resources, Inc.	132,353	3,606,619
Paper - 1.14%
International Paper Company	298,736	4,292,836
Petroleum Services - 1.37%
Diamond Offshore Drilling, Inc. (a)	42,700	3,598,756
Key Energy Services, Inc. *	49,900	321,855
Tidewater, Inc.	6,649	316,958
World Fuel Services Corp.	22,300	946,412

		5,183,981
Pharmaceuticals - 6.33%
Abbott Laboratories	116,168	5,234,530
Eli Lilly & Company	166,034	5,739,795

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Enzon Pharmaceuticals, Inc. *	35,200	$282,304
Gilead Sciences, Inc. *	76,589	3,300,986
Merck & Company, Inc.	62,557	1,725,322
PDL BioPharma, Inc.	25,600	177,920
Pfizer, Inc.	490,794	7,455,161
POZEN, Inc. *	1,600	12,240

		23,928,258
Real Estate - 1.09%
Boston Properties, Inc., REIT	5,855	282,914
Equity Residential, REIT	23,674	576,225
Health Care, Inc., REIT	10,640	364,420
Liberty Property Trust, REIT	12,066	280,896
ProLogis, REIT	17,900	151,971
Public Storage, REIT	11,100	739,371
Regency Centers Corp., REIT	10,029	357,333
Simon Property Group, Inc., REIT	15,351	820,818
Vornado Realty Trust, REIT	11,903	555,394

		4,129,342
Retail - 0.31%
AnnTaylor Stores Corp. *	23,900	174,948
Barnes & Noble, Inc.	40,400	998,284

		1,173,232
Retail Grocery - 0.30%
Safeway, Inc.	49,811	1,009,171
The Kroger Company	5,900	134,520

		1,143,691
Retail Trade - 3.17%
Macy's, Inc.	67,500	788,400
Ross Stores, Inc.	87,600	3,430,416
The Buckle, Inc.	2,600	93,028
Wal-Mart Stores, Inc.	154,246	7,672,196

		11,984,040
Semiconductors - 0.66%
Texas Instruments, Inc.	105,214	2,041,152
Volterra Semiconductor Corp. *	33,300	454,878

		2,496,030
Software - 2.44%
BMC Software, Inc. *	10,934	372,849
Microsoft Corp.	423,793	8,853,036

		9,225,885
Steel - 0.18%
AK Steel Holding Corp.	46,500	664,950
Telecommunications Equipment &
Services - 1.86%
QUALCOMM, Inc.	161,651	7,046,367
Telephone - 4.29%
AT&T, Inc.	343,571	8,517,125
Atlantic Tele-Network, Inc.	600	13,662
U.S. Cellular Corp. *	22,439	931,892
Verizon Communications, Inc.	230,922	6,756,778

		16,219,457

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 1.73%
Altria Group, Inc.	96,371	$1,646,981
Lorillard, Inc.	53,183	3,633,994
Philip Morris International, Inc.	29,820	1,271,525

		6,552,500
Transportation - 0.12%
Marten Transport, Ltd. *	3,200	68,256
Overseas Shipholding Group, Inc.	11,700	395,694

		463,950
Trucking & Freight - 0.95%
Ryder Systems, Inc.	26,218	738,823
United Parcel Service, Inc., Class B	55,900	2,858,726

		3,597,549

TOTAL COMMON STOCKS (Cost $326,160,712)		$334,675,270

SHORT TERM INVESTMENTS - 3.22%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$424,454	$4,244,541
U.S. Treasury Bills
zero coupon due 06/11/2009 ***	7,940,000	7,939,735

TOTAL SHORT TERM INVESTMENTS
(Cost $12,184,276)		$12,184,276

REPURCHASE AGREEMENTS - 8.95%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$33,870,198 on 06/01/2009,
collateralized by $195,000 Federal
Home Loan Mortgage Corp.,
5.625% due 11/23/2035 (valued at
$189,033, including interest) and
$25,685,000 Federal Home Loan
Bank, 5.25% due 12/11/2020
(valued at $27,515,056, including
interest) and $80,000 Federal
Home Loan Bank, 5.50% due
07/15/2036 (valued at $82,200,
including interest) and $7,270,000
Federal National Mortgage
Association, 5.50% due
07/14/2028 (valued at $6,766,189,
including interest)	$33,870,000	$33,870,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,870,000)		$33,870,000

Total Investments (All Cap Core Fund)
(Cost $372,214,988) - 100.65%		$380,729,546
Other assets and liabilities, net - (0.65)%		(2,464,336)

TOTAL NET ASSETS - 100.00%		$378,265,210

All Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.69%
Aerospace - 7.77%
General Dynamics Corp.	11,104	$631,817
Goodrich Corp.	6,765	328,373
Lockheed Martin Corp.	20,445	1,709,815
Raytheon Company	40,943	1,828,105
Rockwell Collins, Inc.	9,992	423,861
United Technologies Corp.	30,511	1,605,184

		6,527,155
Agriculture - 0.68%
Monsanto Company	2,978	244,643
The Mosaic Company	5,982	327,215

		571,858
Apparel & Textiles - 0.54%
NIKE, Inc., Class B	8,019	457,484
Biotechnology - 0.35%
Biogen Idec, Inc. *	5,714	295,928
Business Services - 3.06%
Accenture, Ltd., Class A	62,370	1,866,734
Fluor Corp.	9,983	469,002
Robert Half International, Inc.	11,093	237,279

		2,573,015
Cellular Communications - 0.45%
China Mobile, Ltd.	39,116	382,495
Chemicals - 0.41%
Potash Corp. of Saskatchewan, Inc.	3,007	348,331
Commercial Services - 0.25%
Morningstar, Inc. * (a)	5,117	211,946
Computers & Business Equipment - 7.68%
Apple, Inc. *	9,726	1,320,888
Cisco Systems, Inc. *	43,869	811,577
Cognizant Technology Solutions Corp.,
Class A *	31,119	783,888
International Business Machines Corp.	11,778	1,251,766
Research In Motion, Ltd. *	29,032	2,283,076

		6,451,195
Cosmetics & Toiletries - 5.92%
Colgate-Palmolive Company	32,345	2,133,153
Procter & Gamble Company	54,727	2,842,520

		4,975,673
Crude Petroleum & Natural Gas - 0.79%
Occidental Petroleum Corp.	9,940	667,073
Drugs & Health Care - 0.81%
Shire, Ltd.	48,906	678,590
Educational Services - 1.23%
Apollo Group, Inc., Class A *	17,526	1,035,787
Financial Services - 4.25%
CME Group, Inc.	2,139	687,988
IntercontinentalExchange, Inc. *	5,944	640,704
MasterCard, Inc., Class A	9,153	1,613,948
Visa, Inc.	9,274	627,943

		3,570,583

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages - 9.71%
General Mills, Inc.	19,035	$974,211
Kellogg Company	44,284	1,915,283
PepsiCo, Inc.	46,814	2,436,669
The Coca-Cola Company	57,680	2,835,549

		8,161,712
Healthcare Products - 12.07%
Baxter International, Inc.	54,584	2,794,155
Becton, Dickinson & Company	42,214	2,857,043
Johnson & Johnson	51,280	2,828,605
Medtronic, Inc.	39,334	1,351,123
Varian Medical Systems, Inc. *	8,705	311,291

		10,142,217
Healthcare Services - 0.90%
Express Scripts, Inc. *	6,610	423,370
UnitedHealth Group, Inc.	12,471	331,729

		755,099
Hotels & Restaurants - 1.68%
McDonald's Corp.	17,008	1,003,302
Yum! Brands, Inc.	11,911	412,478

		1,415,780
Household Products - 0.75%
Clorox Company	12,056	632,217
Industrial Machinery - 0.48%
W.W. Grainger, Inc.	5,163	406,999
Insurance - 2.64%
ACE, Ltd.	22,912	1,007,899
Chubb Corp.	30,513	1,209,840

		2,217,739
International Oil - 0.74%
Exxon Mobil Corp.	9,009	624,774
Internet Content - 2.07%
Google, Inc., Class A *	4,166	1,738,180
Internet Retail - 0.35%
eBay, Inc. *	16,857	297,020
Internet Software - 1.02%
Check Point Software Technologies, Ltd. *	15,098	352,538
McAfee, Inc. *	8,273	324,550
Symantec Corp. *	11,296	176,105

		853,193
Manufacturing - 1.03%
Honeywell International, Inc.	26,035	863,321
Mining - 0.39%
BHP Billiton, Ltd.	11,541	324,235
Petroleum Services - 0.81%
Transocean, Ltd. *	4,984	396,128
Valero Energy Corp.	12,738	284,949

		681,077
Pharmaceuticals - 3.42%
Abbott Laboratories	35,990	1,621,709

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Gilead Sciences, Inc. *	29,048	$1,251,969

		2,873,678
Railroads & Equipment - 0.69%
Norfolk Southern Corp.	7,651	284,617
Union Pacific Corp.	5,958	293,551

		578,168
Retail Grocery - 2.36%
The Kroger Company	86,913	1,981,616
Retail Trade - 4.79%
Costco Wholesale Corp.	10,136	491,799
Home Depot, Inc.	23,671	548,220
Kohl's Corp. *	14,400	611,568
Lowe's Companies, Inc.	30,888	587,181
The Gap, Inc.	51,812	924,844
Wal-Mart Stores, Inc.	17,393	865,128

		4,028,740
Sanitary Services - 1.64%
Waste Management, Inc.	49,953	1,378,203
Semiconductors - 1.79%
Altera Corp.	12,464	212,137
Intel Corp.	39,685	623,848
Texas Instruments, Inc.	22,938	444,997
Xilinx, Inc.	10,698	221,877

		1,502,859
Software - 5.80%
Adobe Systems, Inc. *	51,069	1,439,125
Intuit, Inc. *	11,608	315,970
Microsoft Corp.	149,478	3,122,595

		4,877,690
Telecommunications Equipment &
Services - 5.88%
Amdocs, Ltd. *	16,971	367,252
Corning, Inc.	34,255	503,549
KDDI Corp.	330	1,727,466
Nokia Oyj, SADR	41,711	638,178
QUALCOMM, Inc.	39,115	1,705,023

		4,941,468
Transportation - 0.49%
Expeditors International of Washington, Inc.	12,468	409,075

TOTAL COMMON STOCKS (Cost $75,073,410)		$80,432,173

SHORT TERM INVESTMENTS - 0.09%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$7,140	$71,400

TOTAL SHORT TERM INVESTMENTS
(Cost $71,400)		$71,400

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.56%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$2,996,017 on 06/01/2009,
collateralized by $3,155,000
Federal Home Loan Mortgage
Corp., 5.625% due 11/23/2035
(valued at $3,058,457, including
interest)	$2,996,000	$2,996,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,996,000)		$2,996,000

Total Investments (All Cap Growth Fund)
(Cost $78,140,810) - 99.34%		$83,499,573
Other assets and liabilities, net - 0.66%		553,165

TOTAL NET ASSETS - 100.00%		$84,052,738

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 86.73%
Advertising - 0.50%
Omnicom Group, Inc.	29,900	$911,950
Aerospace - 4.93%
Alliant Techsystems, Inc. *	25,800	2,226,282
Curtiss-Wright Corp.	13,500	395,280
General Dynamics Corp.	53,200	3,027,080
United Technologies Corp.	62,820	3,304,960

		8,953,602
Agriculture - 0.21%
Archer-Daniels-Midland Company	13,621	374,850
Air Travel - 0.79%
Continental Airlines, Inc., Class B *	68,700	640,284
Southwest Airlines Company	117,200	789,928

		1,430,212
Apparel & Textiles - 0.39%
Guess?, Inc.	27,700	715,214
Auto Parts - 1.95%
Autoliv, Inc.	55,500	1,541,790
BorgWarner, Inc. (a)	37,400	1,206,150
WABCO Holdings, Inc.	46,700	792,966

		3,540,906
Automobiles - 2.51%
Honda Motor Company, Ltd., ADR	107,100	3,109,113
PACCAR, Inc.	48,200	1,438,770

		4,547,883
Banking - 4.30%
Bank of New York Mellon Corp.	83,798	2,327,909
City National Corp. (a)	21,100	771,627
Commerce Bancshares, Inc.	37,049	1,165,932
Cullen Frost Bankers, Inc.	39,235	1,920,553

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Northern Trust Corp.	28,000	$1,614,200

		7,800,221
Biotechnology - 2.61%
Amgen, Inc. *	70,600	3,525,764
Biogen Idec, Inc. *	23,400	1,211,886

		4,737,650
Building Materials & Construction - 0.16%
Quanex Building Products Corp.	26,285	290,186
Business Services - 1.24%
Jacobs Engineering Group, Inc. *	37,900	1,625,910
URS Corp. *	13,000	625,040

		2,250,950
Chemicals - 0.71%
Celanese Corp., Series A	63,100	1,294,181
Crude Petroleum & Natural Gas - 4.73%
Apache Corp.	8,900	749,914
EQT Corp.	35,700	1,329,825
Forest Oil Corp. *	43,500	826,935
Hess Corp.	40,000	2,663,600
Noble Energy, Inc.	21,100	1,255,028
XTO Energy, Inc.	41,200	1,762,124

		8,587,426
Domestic Oil - 0.64%
Range Resources Corp.	3,700	169,497
Suncor Energy, Inc.	28,100	995,021

		1,164,518
Electrical Equipment - 0.63%
Anixter International, Inc. *	27,689	1,135,803
Financial Services - 9.51%
Charles Schwab Corp.	117,600	2,069,760
GATX Corp.	26,700	672,306
JPMorgan Chase & Company	87,100	3,213,990
Lazard, Ltd., Class A	87,200	2,466,016
Morgan Stanley	97,400	2,953,168
Raymond James Financial, Inc. (a)	56,100	891,990
State Street Corp.	78,900	3,664,905
Wells Fargo & Company	51,600	1,315,800

		17,247,935
Food & Beverages - 1.17%
Diageo PLC, SADR	24,000	1,309,440
J.M. Smucker Company	17,500	704,550
Ralcorp Holdings, Inc. *	1,900	108,813

		2,122,803
Furniture & Fixtures - 0.05%
Ethan Allen Interiors, Inc.	7,500	91,950
Gas & Pipeline Utilities - 2.95%
El Paso Corp.	233,100	2,272,725
Piedmont Natural Gas, Inc.	1,200	27,192
UGI Corp.	18,500	446,035
Williams Companies, Inc.	155,600	2,610,968

		5,356,920

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gold - 1.93%
Barrick Gold Corp.	91,797	$3,495,630
Healthcare Products - 0.47%
Patterson Companies, Inc. *	41,400	852,426
Healthcare Services - 2.41%
DaVita, Inc. *	96,800	4,366,648
Holdings Companies/Conglomerates - 0.49%
Berkshire Hathaway, Inc., Class B *	300	891,600
Hotels & Restaurants - 3.90%
Marriott International, Inc., Class A	90,000	2,102,400
Starwood Hotels & Resorts Worldwide, Inc.	74,700	1,827,909
Wendy's/Arby's Group, Inc.	207,600	871,920
Wynn Resorts, Ltd. * (a)	61,400	2,275,484

		7,077,713
Industrial Machinery - 4.30%
Cameron International Corp. *	36,300	1,133,649
Donaldson Company, Inc.	16,300	549,147
ITT Corp.	63,400	2,610,812
Kennametal, Inc.	42,400	800,512
Parker-Hannifin Corp.	64,300	2,717,318

		7,811,438
Insurance - 2.54%
ACE, Ltd.	8,200	360,718
Aon Corp.	51,100	1,839,600
Markel Corp. *	3,600	1,026,000
MetLife, Inc.	43,700	1,376,550

		4,602,868
International Oil - 1.61%
EnCana Corp.	52,800	2,926,704
Internet Software - 1.04%
McAfee, Inc. *	47,999	1,883,001
Leisure Time - 0.97%
International Game Technology	101,000	1,753,360
Manufacturing - 3.65%
AptarGroup, Inc.	24,000	744,240
Eaton Corp.	52,890	2,300,715
Hexcel Corp. *	55,500	593,295
Honeywell International, Inc.	43,000	1,425,880
Nordson Corp.	4,600	176,640
Roper Industries, Inc.	10,500	451,290
SPX Corp.	20,300	931,973

		6,624,033
Metal & Metal Products - 1.48%
Precision Castparts Corp.	11,300	933,041
Reliance Steel & Aluminum Company	46,000	1,747,540

		2,680,581
Petroleum Services - 4.35%
Halliburton Company	78,358	1,796,749
Helmerich & Payne, Inc. (a)	6,400	223,808
Oceaneering International, Inc. *	9,700	498,774
PetroHawk Energy Corp. *	32,300	813,960
Schlumberger, Ltd.	27,800	1,590,994
Smith International, Inc.	58,500	1,707,615

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Superior Energy Services, Inc. *	54,800	$1,263,688

		7,895,588
Pharmaceuticals - 6.59%
Abbott Laboratories	126,300	5,691,078
AmerisourceBergen Corp.	71,000	2,634,100
Onyx Pharmaceuticals, Inc. *	42,200	998,452
OSI Pharmaceuticals, Inc. *	20,300	686,140
Watson Pharmaceuticals, Inc. *	64,400	1,948,100

		11,957,870
Railroads & Equipment - 1.24%
Canadian National Railway Company	30,100	1,308,146
Kansas City Southern *	56,600	933,334

		2,241,480
Retail Grocery - 0.69%
The Kroger Company	54,534	1,243,375
Retail Trade - 5.91%
American Eagle Outfitters, Inc.	134,200	1,987,502
Costco Wholesale Corp.	16,500	800,580
Fossil, Inc. *	63,900	1,430,082
Kohl's Corp. *	9,000	382,230
Lowe's Companies, Inc.	102,300	1,944,723
MSC Industrial Direct Company, Inc., Class A	400	14,552
Nordstrom, Inc. (a)	45,800	901,802
Target Corp.	23,000	903,900
TJX Companies, Inc.	51,200	1,510,912
Wal-Mart Stores, Inc.	17,000	845,580

		10,721,863
Software - 1.67%
Adobe Systems, Inc. *	107,800	3,037,804
Steel - 0.58%
Carpenter Technology Corp.	47,100	1,058,808
Transportation - 0.59%
Bristow Group, Inc. *	8,953	283,183
Kirby Corp. *	23,300	783,346

		1,066,529
Trucking & Freight - 0.34%
Heartland Express, Inc. (a)	39,800	624,860

TOTAL COMMON STOCKS (Cost $151,623,217)		$157,369,339

SHORT TERM INVESTMENTS - 2.35%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$425,470	$4,254,701

TOTAL SHORT TERM INVESTMENTS
(Cost $4,254,701)		$4,254,701

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 13.29%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$24,118,141 on 06/01/2009,
collateralized by $24,510,000
Federal Home Loan Bank, 0.875%
due 03/30/2010 (valued at
$24,601,913, including interest)	$24,118,000	$24,118,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,118,000)		$24,118,000

Total Investments (All Cap Value Fund)
(Cost $179,995,918) - 102.37%		$185,742,040
Other assets and liabilities, net - (2.37)%		(4,300,164)

TOTAL NET ASSETS - 100.00%		$181,441,876

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.82%
Advertising - 0.10%
Monster Worldwide, Inc. *	45,058	$526,277
Aerospace - 0.76%
BE Aerospace, Inc. *	34,000	505,920
Boeing Company	72,916	3,270,283
Cubic Corp.	5,400	206,010

		3,982,213
Agriculture - 0.69%
Agrium, Inc. *	8,100	398,682
Bunge, Ltd.	30,400	1,923,408
The Mosaic Company	23,528	1,286,982

		3,609,072
Air Travel - 0.82%
Delta Air Lines, Inc. *	735,353	4,272,401
Aluminum - 0.14%
Alcoa, Inc.	49,300	454,546
Century Aluminum Company *	44,750	268,948

		723,494
Apparel & Textiles - 2.03%
Anta Sports Products Ltd	223,420	245,654
Coach, Inc.	52,100	1,368,667
Gymboree Corp. *	21,400	788,590
Hanesbrands, Inc. *	283,178	4,785,708
Iconix Brand Group, Inc. *	56,774	919,171
Li Ning Company, Ltd.	132,720	322,937
NIKE, Inc., Class B	33,687	1,921,843
XTEP International Holdings	524,810	248,125

		10,600,695
Automobiles - 0.46%
Astra International Tbk PT	65,500	132,554
Dongfeng Motor Group Company, Ltd.	428,660	412,307
Ford Motor Company *	163,300	938,975

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
PACCAR, Inc.	31,641	$944,484

		2,428,320
Banking - 0.77%
Bank of China, Ltd.	1,145,000	515,576
China Construction Bank Corp.	427,000	278,652
Huntington Bancshares, Inc.	127,900	501,368
Itau Unibanco Holding SA *	52,270	838,934
Julius Baer Holding AG	3,176	135,324
PNC Financial Services Group, Inc.	16,913	770,387
U.S. Bancorp	51,000	979,200

		4,019,441
Biotechnology - 1.03%
Amgen, Inc. *	45,800	2,287,252
Cephalon, Inc. *	7,000	408,170
Charles River Laboratories International, Inc. *	18,500	581,455
Genzyme Corp. *	21,685	1,282,451
Life Technologies Corp. *	15,100	585,578
Myriad Genetics, Inc. *	7,160	258,906

		5,403,812
Building Materials & Construction - 0.49%
Anhui Conch Cement Company, Ltd., Class H	84,100	605,216
China National Building Material Company,
Ltd.	133,990	294,055
Lennox International, Inc.	25,200	781,452
Masco Corp.	84,000	870,240

		2,550,963
Business Services - 2.16%
Accenture, Ltd., Class A	95,848	2,868,731
Alliance Data Systems Corp. *	26,400	1,069,200
Automatic Data Processing, Inc.	80,861	3,073,526
Coinstar, Inc. *	89,500	2,650,990
Fluor Corp.	22,200	1,042,956
PHH Corp. *	36,700	565,180

		11,270,583
Cable & Television - 1.41%
Comcast Corp., Class A	317,400	4,126,200
Virgin Media, Inc.	374,800	3,260,760

		7,386,960
Cellular Communications - 1.95%
China Mobile, Ltd., SADR	18,300	900,543
Leap Wireless International, Inc. *	25,600	959,744
MetroPCS Communications, Inc. *	323,608	5,543,405
Motorola, Inc.	459,943	2,787,255

		10,190,947
Chemicals - 1.07%
Huabao International Holdings, Ltd.	204,910	185,397
Potash Corp. of Saskatchewan, Inc.	27,441	3,178,765
PPG Industries, Inc.	26,997	1,200,557
UCB SA	30,900	1,028,379

		5,593,098
Coal - 0.73%
CONSOL Energy, Inc.	65,536	2,697,462

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Coal (continued)
Walter Energy, Inc.	34,800	$1,135,872

		3,833,334
Colleges & Universities - 0.60%
Corinthian Colleges, Inc. *	202,160	3,109,221
Commercial Services - 0.51%
Brink's Home Security Holdings, Inc. *	37,600	1,082,880
Pool Corp. (a)	89,321	1,556,865

		2,639,745
Computer Services - 0.07%
NetApp, Inc. *	19,600	382,200
Computers & Business Equipment - 4.16%
3Com Corp. *	100,650	434,808
Apple, Inc. *	25,442	3,455,278
Cisco Systems, Inc. *	319,000	5,901,500
Cognizant Technology Solutions Corp.,
Class A *	21,000	528,990
EMC Corp. *	61,000	716,750
Hewlett-Packard Company	73,100	2,510,985
Research In Motion, Ltd. *	42,560	3,346,918
Seagate Technology	244,946	2,133,480
Xerox Corp.	393,960	2,678,928

		21,707,637
Computers-Integrated Sys - 0.09%
NCR Corp. *	43,814	470,562
Construction & Mining Equipment - 0.49%
National Oilwell Varco, Inc. *	66,730	2,577,113
Construction Materials - 0.28%
The Sherwin-Williams Company	27,727	1,463,986
Containers & Glass - 0.97%
Owens-Illinois, Inc. *	176,369	5,049,444
Correctional Facilities - 0.13%
Corrections Corp. of America *	42,700	655,445
Cosmetics & Toiletries - 0.37%
Hengan International Group Company, Ltd.	88,690	405,170
Procter & Gamble Company	29,500	1,532,230

		1,937,400
Crude Petroleum & Natural Gas - 4.62%
Apache Corp.	38,600	3,252,436
Arena Resources, Inc. *	24,300	870,426
Cabot Oil & Gas Corp.	24,000	843,120
Chesapeake Energy Corp.	110,700	2,508,462
EOG Resources, Inc.	6,400	468,416
EXCO Resources, Inc. *	25,060	385,673
Hess Corp.	41,644	2,773,074
Marathon Oil Corp.	44,630	1,422,804
Newfield Exploration Company *	39,700	1,433,964
Noble Energy, Inc.	46,000	2,736,080
Occidental Petroleum Corp.	28,331	1,901,294
Southwestern Energy Company *	10,900	473,823
Ultra Petroleum Corp. *	18,100	819,568
Whiting Petroleum Corp. *	11,580	542,639

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
XTO Energy, Inc.	86,057	$3,680,658

		24,112,437
Diversified Minerals - 0.22%
Vale SA	60,080	1,150,532
Domestic Oil - 0.88%
Range Resources Corp.	29,200	1,337,652
Suncor Energy, Inc.	91,744	3,248,655

		4,586,307
Drugs & Health Care - 0.92%
Impax Laboratories, Inc. *	61,100	385,541
Wyeth	99,090	4,445,177

		4,830,718
Educational Services - 0.72%
Apollo Group, Inc., Class A *	18,664	1,103,042
ITT Educational Services, Inc. *	29,216	2,681,737

		3,784,779
Electric Products-Misc - 0.08%
Yingli Green Energy Holding Company, Ltd. *	30,700	392,960
Electrical Equipment - 0.46%
Polypore International, Inc. *	5,400	53,676
Regal-Beloit Corp.	13,200	521,532
Vestas Wind Systems AS *	18,868	1,380,692
Wesco International, Inc. *	16,900	451,737

		2,407,637
Electrical Utilities - 0.44%
Dominion Resources, Inc.	49,235	1,565,181
Exelon Corp.	15,448	741,658

		2,306,839
Electronics - 0.13%
Agilent Technologies, Inc. *	9,398	171,325
Flextronics International, Ltd. *	121,882	482,653

		653,978
Energy - 1.49%
AGL Energy, Ltd.	12,035	135,231
First Solar, Inc. *	16,912	3,213,280
SunPower Corp., Class A * (a)	60,422	1,760,697
Sunpower Corp., Class B * (a)	103,949	2,673,568

		7,782,776
Engineering/R&D Services - 0.06%
Chiyoda Corp.	33,500	289,302
Financial Services - 8.41%
Ameriprise Financial, Inc.	54,400	1,642,880
Bank of America Corp.	904,624	10,195,112
Brookfield Asset Management, Inc.	7,070	124,361
China Everbright, Ltd.	157,430	379,950
CME Group, Inc.	800	257,312
Deutsche Boerse AG (a)	9,415	822,027
Discover Financial Services	132,944	1,270,945
Goldman Sachs Group, Inc.	23,557	3,405,635
Hong Kong Exchanges & Clearing, Ltd.	34,680	538,321
IntercontinentalExchange, Inc. *	2,200	237,138

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Invesco, Ltd.	32,600	$510,190
JPMorgan Chase & Company	153,770	5,674,113
MasterCard, Inc., Class A	7,050	1,243,126
PennantPark Investment Corp.	155,065	1,054,442
TD Ameritrade Holding Corp. *	58,900	1,003,656
UBS AG *	29,761	447,308
Visa, Inc.	15,790	1,069,141
Wells Fargo & Company	504,275	12,859,013
Western Union Company	67,540	1,190,730

		43,925,400
Food & Beverages - 1.54%
Dr Pepper Snapple Group, Inc. *	17,700	384,621
General Mills, Inc.	22,349	1,143,822
Green Mountain Coffee Roasters, Inc. *	3,080	257,087
Nestle SA, SADR	31,658	1,154,567
Nestle SA	13,580	493,477
Pan Fish ASA *	839,000	494,721
PepsiCo, Inc.	46,819	2,436,929
Tingyi Cayman Islands Holding Corp.	94,000	140,824
Tsingtao Brewery Company, Ltd., Series H	65,460	185,538
Tyson Foods, Inc., Class A	57,900	771,228
Want Want China Holdings, Ltd.	1,136,520	554,178

		8,016,992
Gas & Pipeline Utilities - 0.78%
BG Group PLC	122,847	2,251,318
Gazprom OAO, SADR	77,308	1,815,955

		4,067,273
Gold - 0.95%
AngloGold Ashanti, Ltd., SADR	24,240	1,026,079
Barrick Gold Corp.	20,800	792,064
IAMGOLD Corp	44,890	505,910
Osisko Mining Corp. *	1,600	10,496
Randgold Resources, Ltd., ADR	17,740	1,238,430
Red Back Mining, Inc. *	26,940	257,864
Yamana Gold, Inc.	94,130	1,107,910

		4,938,753
Healthcare Products - 2.61%
ATS Medical, Inc. * (a)	272,200	816,600
China Medical Technologies, Inc., SADR	36,533	746,004
Covidien, Ltd.	26,750	955,510
Edwards Lifesciences Corp. *	6,600	421,344
Herbalife, Ltd.	39,100	1,142,111
Hologic, Inc. *	2,979	37,744
Intuitive Surgical, Inc. *	3,872	579,561
Inverness Medical Innovations, Inc. *	20,900	679,877
Johnson & Johnson	27,903	1,539,130
Medtronic, Inc.	89,518	3,074,943
NutriSystem, Inc.	80,400	1,101,480
St. Jude Medical, Inc. *	27,100	1,057,442
Varian Medical Systems, Inc. *	9,700	346,872
Volcano Corp. *	49,470	611,449
Zoll Medical Corp. *	31,300	525,527

		13,635,594

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services - 1.55%
Cardinal Health, Inc.	91,636	$3,275,987
UnitedHealth Group, Inc.	181,083	4,816,808

		8,092,795
Homebuilders - 0.20%
M.D.C. Holdings, Inc.	33,910	1,041,376
Hotels & Restaurants - 0.05%
Starbucks Corp. *	15,600	224,484
The Cheesecake Factory, Inc. *	3,000	51,330

		275,814
Household Appliances - 0.29%
Stanley Works	27,720	989,604
Whirlpool Corp. (a)	12,638	532,565

		1,522,169
Household Products - 0.54%
Jarden Corp. *	157,962	2,808,564
Industrial Machinery - 1.32%
Briggs & Stratton Corp.	28,939	439,873
Caterpillar, Inc.	70,414	2,496,880
Cummins, Inc.	14,470	469,262
Flowserve Corp.	15,200	1,118,264
Ingersoll-Rand Company, Ltd., Class A	70,116	1,418,447
Terex Corp. *	53,138	713,112
The Japan Steel Works, Ltd.	17,000	222,085

		6,877,923
Industrials - 0.86%
Aecom Technology Corp. *	82,952	2,646,998
Beijing Enterprises Holdings, Ltd.	105,470	481,385
Foster Wheeler AG *	21,298	564,823
General Electric Company	44,300	597,164
Orient Overseas International, Ltd.	44,500	195,137

		4,485,507
Insurance - 4.15%
ACE, Ltd.	113,600	4,997,264
AFLAC, Inc.	122,231	4,339,201
China Life Insurance Company, Ltd., SADR	8,200	454,608
China Life Insurance Company, Ltd.	80,230	292,993
CIGNA Corp.	127,100	2,817,807
Hartford Financial Services Group, Inc.	108,566	1,556,836
Marsh & McLennan Companies, Inc.	173,118	3,275,393
Principal Financial Group, Inc.	27,700	614,940
The Travelers Companies, Inc.	16,500	670,890
Unum Group	155,600	2,662,316

		21,682,248
International Oil - 2.11%
Anadarko Petroleum Corp.	60,147	2,873,824
BP PLC, SADR	24,487	1,212,107
Canadian Natural Resources, Ltd.	32,400	1,936,224
Lundin Petroleum AB, Series A *	106,527	944,638
Nabors Industries, Ltd. *	92,943	1,661,821
Petroleo Brasileiro SA, ADR	54,879	2,416,322

		11,044,936

The accompanying notes are an integral part of the financial statements.
27

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Content - 0.29%
Google, Inc., Class A *	3,600	$1,502,028
Internet Retail - 0.23%
Amazon.com, Inc. *	11,300	881,287
Rakuten, Inc.	580	318,966

		1,200,253
Internet Service Provider - 0.79%
Alibaba.com, Ltd. *	68,500	134,328
Equinix, Inc. *	48,545	3,611,748
Netease.com, Inc., ADR *	11,110	384,184

		4,130,260
Internet Software - 0.97%
Akamai Technologies, Inc. *	18,100	402,906
Electronic Arts, Inc. *	22,400	514,976
McAfee, Inc. *	47,238	1,853,147
Shanda Interactive Entertainment, Ltd. * (a)	9,850	567,557
Tencent Holdings, Ltd.	56,360	627,636
VeriSign, Inc. *	9,600	224,736
Vocus, Inc. *	45,700	873,327

		5,064,285
Leisure Time - 0.40%
DreamWorks Animation SKG, Inc., Class A *	33,400	930,524
LIFE TIME FITNESS, Inc. * (a)	49,700	918,456
REXLot Holdings Ltd *	3,449,800	228,637

		2,077,617
Manufacturing - 2.53%
3M Company	16,554	945,233
ABB, Ltd., SADR	99,750	1,641,885
Danaher Corp.	7,300	440,555
Hansen Transmissions International NV *	50,928	135,078
Honeywell International, Inc.	92,794	3,077,049
Illinois Tool Works, Inc.	97,409	3,145,337
Pentair, Inc.	122,007	3,053,835
Siemens AG	10,495	766,541

		13,205,513
Medical-Hospitals - 0.17%
Novavax, Inc. * (a)	479,500	882,280
Metal & Metal Products - 0.68%
Cameco Corp.	39,430	1,088,268
Franco-Nevada Corp.	8,780	244,079
Precision Castparts Corp.	19,030	1,571,307
Vedanta Resources PLC	24,083	623,950

		3,527,604
Mining - 2.44%
Agnico Eagle Mines, Ltd.	31,140	1,926,320
Aluminum Corp. China, Ltd., ADR (a)	23,300	568,287
Aluminum Corp. of China, Ltd.	317,740	307,500
BHP Billiton, Ltd., SADR	16,400	922,336
Cliffs Natural Resources, Inc.	59,348	1,617,233
Compania de Minas Buenaventura SA, ADR	13,820	391,520
Franco-Nevada Corp.	800	22,176
Freeport-McMoRan Copper & Gold, Inc.,
Class B	24,570	1,337,345
Gold Fields, Ltd., SADR	37,010	502,596

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining (continued)
Goldcorp, Inc.	46,470	$1,846,253
Kinross Gold Corp.	22,300	450,906
Newmont Mining Corp.	42,180	2,061,337
Osisko Mining Corp. *	46,280	301,397
Royal Gold, Inc.	10,910	508,079

		12,763,285
Oil & Gas Drilling - 0.31%
Atwood Oceanics, Inc. *	33,300	881,118
Karoon Gas Australia, Ltd. *	134,769	763,968

		1,645,086
Oil Comp-Explor&Prodtn - 0.18%
Continental Resources, Inc. * (a)	27,900	826,119
Falcon Oil & Gas, Ltd. *	239,880	112,058

		938,177
Paper - 0.13%
Aracruz Celulose SA, SADR (a)	8,860	151,417
International Paper Company	35,116	504,617

		656,034
Petroleum Services - 2.73%
Halliburton Company	20,000	458,600
Helmerich & Payne, Inc. (a)	12,300	430,131
Petro-Canada	38,539	1,716,142
PetroHawk Energy Corp. *	22,300	561,960
SandRidge Energy, Inc. *	37,610	409,573
Schlumberger, Ltd.	38,957	2,229,509
Total SA, SADR (a)	74,687	4,305,706
Weatherford International, Ltd. *	200,685	4,154,179

		14,265,800
Pharmaceuticals - 5.54%
Abbott Laboratories	32,396	1,459,764
Amylin Pharmaceuticals, Inc. *	33,276	376,684
Bristol-Myers Squibb Company	41,120	819,110
Elan Corp. PLC, SADR *	216,145	1,508,692
Eli Lilly & Company	83,359	2,881,721
Gilead Sciences, Inc. *	11,500	495,650
Merck & Company, Inc.	294,221	8,114,615
Pfizer, Inc.	558,473	8,483,205
Teva Pharmaceutical Industries, Ltd., SADR	98,008	4,543,651
Vertex Pharmaceuticals, Inc. *	7,600	226,556

		28,909,648
Publishing - 0.11%
VistaPrint, Ltd. *	14,500	555,205
Railroads & Equipment - 0.07%
China Railway Group, Ltd. *	447,080	371,127
Real Estate - 1.28%
Camden Property Trust, REIT	18,700	561,374
Chimera Investment Corp.	813,343	2,838,567
China Overseas Land & Investment, Ltd.	346,500	732,772
China Resources Land, Ltd.	230,560	546,080
Host Hotels & Resorts, Inc., REIT	49,700	466,186
Liberty Property Trust, REIT	21,400	498,192
MFA Mortgage Investments, Inc., REIT	24,400	152,744
Sino-Ocean Land Holdings, Ltd.	362,580	373,106

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Taubman Centers, Inc., REIT	21,600	$534,384

		6,703,405
Real Estate Mgmnt/Servic - 0.04%
E-House China Holdings Ltd *	15,180	222,387
Retail - 0.07%
China Dongxiang Group Company	657,010	370,627
Retail Grocery - 0.22%
The Kroger Company	51,300	1,169,640
Retail Trade - 5.00%
Advance Auto Parts, Inc.	83,399	3,551,963
Aeropostale, Inc. *	66,400	2,298,768
Best Buy Company, Inc.	90,532	3,177,673
Dick's Sporting Goods, Inc. *	36,000	640,800
Home Depot, Inc.	63,961	1,481,337
Kohl's Corp. *	79,518	3,377,129
Lowe's Companies, Inc.	48,900	929,589
Lumber Liquidators, Inc. *	35,100	531,765
Staples, Inc.	307,328	6,284,858
The Gap, Inc.	161,234	2,878,027
Wal-Mart Stores, Inc.	18,800	935,112

		26,087,021
Sanitary Services - 0.19%
Waste Management, Inc.	36,533	1,007,945
Semiconductors - 1.86%
Intel Corp.	88,800	1,395,936
MEMC Electronic Materials, Inc. *	68,600	1,323,294
ON Semiconductor Corp. *	501,880	3,437,878
Texas Instruments, Inc.	184,280	3,575,032

		9,732,140
Software - 2.97%
Adobe Systems, Inc. *	93,853	2,644,778
ArcSight, Inc. *	36,700	591,237
AsiaInfo Holdings, Inc. *	26,130	547,685
BMC Software, Inc. *	57,300	1,953,930
Concur Technologies, Inc. *	31,400	926,300
Microsoft Corp.	179,873	3,757,547
Red Hat, Inc. *	159,539	3,182,803
Solera Holdings, Inc. *	82,545	1,890,280

		15,494,560
Steel - 0.60%
ArcelorMittal (a)	53,186	1,764,712
Gerdau SA, SADR	29,100	302,640
Nucor Corp.	19,800	869,418
Steel Dynamics, Inc.	13,014	194,429

		3,131,199
Telecommunications Equipment &
Services - 1.49%
Amdocs, Ltd. *	20,400	441,456
Corning, Inc.	141,410	2,078,727
HUGHES Telematics Inc *	28,605	121,285
Koninklijke KPN NV	59,382	781,220

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
QUALCOMM, Inc.	100,530	$4,382,103

		7,804,791
Telephone - 0.73%
AT&T, Inc.	154,438	3,828,518
Tobacco - 0.23%
Altria Group, Inc.	45,358	775,168
Japan Tobacco, Inc.	142	410,395

		1,185,563
Toys, Amusements & Sporting Goods - 0.18%
Marvel Entertainment, Inc. *	28,000	929,040
Transportation - 0.71%
Con-way, Inc.	41,700	1,338,570
DryShips, Inc.	58,770	480,739
Genco Shipping & Trading, Ltd.	14,860	388,589
Overseas Shipholding Group, Inc.	21,500	727,130
Tsakos Energy Navigation, Ltd.	33,300	750,582

		3,685,610
Trucking & Freight - 1.02%
FedEx Corp.	7,930	439,560
Hub Group, Inc., Class A *	13,600	268,736
J.B. Hunt Transport Services, Inc.	37,100	1,140,083
United Parcel Service, Inc., Class B	67,750	3,464,735

		5,313,114

TOTAL COMMON STOCKS (Cost $424,347,243)		$479,457,734

INVESTMENT COMPANIES - 1.61%
Investment Companies - 1.61%
iShares Russell 1000 Index Fund	69,000	3,498,990
Midcap SPDR Trust, Series 1	23,500	2,458,335
SPDR Trust Series 1	26,600	2,458,106

		8,415,431

TOTAL INVESTMENT COMPANIES (Cost $7,382,541)		$8,415,431

SHORT TERM INVESTMENTS - 2.41%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$1,255,594	$12,555,944

TOTAL SHORT TERM INVESTMENTS
(Cost $12,555,944)		$12,555,944

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 8.98%
Bank of New York Tri-Party
Repurchase Agreement dated
05/29/2009 at 0.18% to be
repurchased at $46,900,704 on
06/01/2009, collateralized by
$69,989,003 Federal National
Mortgage Association, 7.00% due
11/01/2038 (valued at
$47,838,000, including interest)	$46,900,000	$46,900,000

TOTAL REPURCHASE AGREEMENTS
(Cost $46,900,000)		$46,900,000

Total Investments (Alpha Opportunities Fund)
(Cost $491,185,728) - 104.82%		$547,329,109
Other assets and liabilities, net - (4.82)%		(25,154,325)

TOTAL NET ASSETS - 100.00%		$522,174,784

Alternative Asset Allocation Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.90%
Investment Companies - 9.86%
PowerShares DB Commodity Index Tracking
Fund	5,000	$116,050
JOHN HANCOCK FUNDS II (g) - 90.04%
Emerging Markets Value (DFA)	23,976	192,048
Floating Rate Income (WAMCO)	18,568	158,757
Global Bond (PIMCO)	9,892	113,462
Global Real Estate (Deutsche)	33,010	179,243
High Income (MFC Global U.S.) (h)	6,752	36,257
High Yield (WAMCO)	3,441	24,571
International Small Cap (Templeton)	5,006	50,163
International Small Company (DFA)	7,533	46,554
Natural Resources (Wellington)	4,521	79,894
Real Return Bond (PIMCO)	12,172	142,537
U.S. High Yield Bond (Wells Capital)	3,338	36,754

		1,060,240

TOTAL INVESTMENT COMPANIES (Cost $1,003,595)		$1,176,290

Total Investments (Alternative Asset Allocation Fund)
(Cost $1,003,595) - 99.90%		$1,176,290
Other assets and liabilities, net - 0.10%		1,177

TOTAL NET ASSETS - 100.00%		$1,177,467

American Diversified Growth & Income Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.33%
American Funds Insurance Series - 100.33%
American Capital World Bond Fund, Class R5	21,148	$403,293
American High-Income Trust, Class R5	15,165	134,364
Capital Income Builder Fund, Class R5	6,340	268,862

American Diversified Growth & Income Fund
(continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series
(continued)
Capital World Growth and Income Fund,
Class R5	11,890	338,865
EuroPacific Growth Fund, Class R5	10,778	345,321
Fundamental Investors Fund, Class R5	29,605	808,520
Investment Company of America, Class R5	43,067	941,018
New Perspective Fund, Class R5	12,936	271,388
New World Fund, Class R5	3,589	138,732
SMALLCAP World Fund, Class R5	5,535	136,761
The Bond Fund of America, Class R5	84,999	940,093
The Growth Fund of America, Class R5	40,967	941,018
The Income Fund of America	20,384	268,862
Washington Mutual Investors Fund, Class R5	38,708	807,068

		6,744,165

TOTAL INVESTMENT COMPANIES (Cost $6,537,112)		6,744,165

Total Investments (American Diversified Growth & Income		$6,744,165
Fund) (Cost $6,537,112) - 100.33%
Other assets and liabilities, net - (0.33)%		(22,003)

TOTAL NET ASSETS - 100.00%		$6,722,162

American Fundamental Holdings Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.56%
American Funds Insurance Series - 100.56%
EuroPacific Growth Fund, Class R5	18,473	591,867
Fundamental Investors Fund, Class R5	19,888	$543,144
Investment Company of America, Class R5	24,781	541,457
The Bond Fund of America, Class R5	101,895	1,126,957
The Growth Fund of America, Class R5	23,614	542,423
The Income Fund of America	27,367	360,971
U.S. Government Securities Fund	25,741	360,895
Washington Mutual Investors Fund, Class R5	21,660	451,612

		4,519,326

TOTAL INVESTMENT COMPANIES (Cost $4,354,394)		$4,519,326

Total Investments (American Fundamental Holdings Fund)
(Cost $4,354,394) - 100.56%		$4,519,326
Other assets and liabilities, net - (0.56)%		(24,986)

TOTAL NET ASSETS - 100.00%		$4,494,340

American Global Diversification Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.57%
American Funds Insurance Series - 100.57%
American High-Income Trust, Class R5	34,861	$308,866
Capital Income Builder Fund, Class R5	8,328	353,170

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

American Global Diversification Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series
(continued)
Capital World Growth and Income Fund,
Class R5	24,822	$707,440
EuroPacific Growth Fund, Class R5	13,825	442,946
New Perspective Fund, Class R5	25,343	531,699
New World Fund, Class R5	11,451	442,691
SMALLCAP World Fund, Class R5	28,650	707,940
The Bond Fund of America, Class R5	83,742	926,184

		4,420,936

TOTAL INVESTMENT COMPANIES (Cost $4,302,759)		$4,420,936

Total Investments (American Global Diversification Fund)
(Cost $4,302,759) - 100.57%		$4,420,936
Other assets and liabilities, net - (0.57)%		(25,183)

TOTAL NET ASSETS - 100.00%		$4,395,753

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.96%
Aerospace - 1.28%
Goodrich Corp.	52,700	$2,558,058
Lockheed Martin Corp.	169,800	14,200,374

		16,758,432
Agriculture - 0.81%
Monsanto Company	129,704	10,655,184
Apparel & Textiles - 0.40%
NIKE, Inc., Class B	91,800	5,237,190
Auto Parts - 0.32%
O'Reilly Automotive, Inc. *	117,300	4,228,665
Banking - 2.72%
Bank of New York Mellon Corp.	418,439	11,624,236
Northern Trust Corp.	321,611	18,540,874
PNC Financial Services Group, Inc.	42,300	1,926,765
U.S. Bancorp	183,200	3,517,440

		35,609,315
Biotechnology - 0.25%
Amgen, Inc. *	45,300	2,262,282
Genzyme Corp. *	16,100	952,154

		3,214,436
Broadcasting - 1.09%
Discovery Communications, Inc., Series A *	378,500	8,497,325
Discovery Communications, Inc., Series C *	275,400	5,739,336

		14,236,661
Business Services - 2.10%
Accenture, Ltd., Class A	226,000	6,764,180
Automatic Data Processing, Inc.	2,067	78,567
Fiserv, Inc. *	288,100	12,203,916
Fluor Corp.	103,600	4,867,128

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Moody's Corp.	132,000	$3,615,480

		27,529,271
Cable & Television - 0.53%
Time Warner, Inc.	293,633	6,876,885
Cellular Communications - 0.52%
MetroPCS Communications, Inc. *	394,000	6,749,220
Chemicals - 2.21%
Potash Corp. of Saskatchewan, Inc.	94,200	10,912,128
Praxair, Inc.	246,300	18,029,160

		28,941,288
Computers & Business Equipment - 9.36%
Apple, Inc. *	478,100	64,930,761
Cisco Systems, Inc. *	474,882	8,785,317
Dell, Inc. *	2,327	26,946
Hewlett-Packard Company	30,200	1,037,370
Juniper Networks, Inc. *	943,279	23,327,290
Research In Motion, Ltd. *	310,000	24,378,400

		122,486,084
Cosmetics & Toiletries - 0.01%
Procter & Gamble Company	1,628	84,558
Crude Petroleum & Natural Gas - 1.35%
EOG Resources, Inc.	146,300	10,707,697
Southwestern Energy Company *	161,100	7,003,017

		17,710,714
Domestic Oil - 0.51%
Suncor Energy, Inc.	190,400	6,742,064
Drugs & Health Care - 0.51%
Wyeth	147,546	6,618,914
Educational Services - 0.57%
Apollo Group, Inc., Class A *	125,700	7,428,870
Electrical Utilities - 0.09%
Entergy Corp.	16,100	1,201,382
Energy - 1.34%
First Solar, Inc. *	54,700	10,393,000
NRG Energy, Inc. *	320,200	7,204,500

		17,597,500
Financial Services - 16.47%
American Express Company	413,848	10,284,123
Ameriprise Financial, Inc.	112,489	3,397,168
Bank of America Corp.	504,400	5,684,588
BlackRock, Inc.	15,570	2,483,415
Charles Schwab Corp.	591,914	10,417,686
CME Group, Inc.	13,450	4,326,058
Credit Suisse Group AG	1,600	71,602
Franklin Resources, Inc.	311,135	20,799,375
Goldman Sachs Group, Inc.	225,924	32,661,833
IntercontinentalExchange, Inc. *	141,850	15,290,011
JPMorgan Chase & Company	526,500	19,427,850
MasterCard, Inc., Class A	73,960	13,041,367
Morgan Stanley	436,700	13,240,744
State Street Corp.	595,029	27,639,097
Visa, Inc.	199,300	13,494,603

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Wells Fargo & Company	565,600	$14,422,800
Western Union Company	498,900	8,795,607

		215,477,927
Food & Beverages - 0.80%
PepsiCo, Inc.	60,366	3,142,050
The Coca-Cola Company	149,000	7,324,840

		10,466,890
Healthcare Products - 3.42%
Alcon, Inc.	17,400	1,887,900
Baxter International, Inc.	203,300	10,406,927
Becton, Dickinson & Company	31,200	2,111,616
C.R. Bard, Inc.	43,300	3,095,517
Intuitive Surgical, Inc. *	11,250	1,683,900
Medtronic, Inc.	119,146	4,092,665
St. Jude Medical, Inc. *	441,164	17,214,220
Stryker Corp.	109,921	4,225,363

		44,718,108
Healthcare Services - 5.27%
Cardinal Health, Inc.	22,500	804,375
Cerner Corp. *	15,400	897,666
Express Scripts, Inc. *	306,200	19,612,110
McKesson Corp.	270,400	11,126,960
Medco Health Solutions, Inc. *	611,700	28,070,913
WellPoint, Inc. *	182,528	8,500,329

		69,012,353
Hotels & Restaurants - 2.91%
Marriott International, Inc., Class A	388,912	9,084,984
McDonald's Corp.	261,300	15,414,087
Wynn Resorts, Ltd. *	200	7,412
Yum! Brands, Inc.	393,200	13,616,516

		38,122,999
Industrial Machinery - 1.00%
Cameron International Corp. *	139,700	4,362,831
FMC Technologies, Inc. *	194,600	8,099,252
W.W. Grainger, Inc.	7,700	606,991

		13,069,074
Industrials - 0.10%
Fastenal Company	38,900	1,292,258
Insurance - 0.04%
Aon Corp.	15,300	550,800
International Oil - 1.36%
Chevron Corp.	6,200	413,354
Exxon Mobil Corp.	35,962	2,493,965
Petroleo Brasileiro SA, SADR	427,600	14,953,172

		17,860,491
Internet Content - 3.79%
Google, Inc., Class A *	118,784	49,560,248
Internet Retail - 4.91%
Amazon.com, Inc. *	651,111	50,780,147
eBay, Inc. *	1,662	29,284
Expedia, Inc. *	324,300	5,613,633

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail (continued)
Priceline.com, Inc. *	71,000	$7,817,810

		64,240,874
Internet Software - 3.30%
Electronic Arts, Inc. *	415,896	9,561,449
McAfee, Inc. *	390,600	15,323,238
Tencent Holdings, Ltd.	1,026,200	11,427,970
VeriSign, Inc. *	293,600	6,873,176

		43,185,833
Manufacturing - 2.69%
Danaher Corp.	582,937	35,180,248
Metal & Metal Products - 0.13%
Precision Castparts Corp.	20,600	1,700,942
Mining - 0.13%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	32,200	1,752,646
Petroleum Services - 3.75%
Schlumberger, Ltd.	505,408	28,924,500
Smith International, Inc.	691,128	20,174,026

		49,098,526
Pharmaceuticals - 5.18%
Allergan, Inc.	358,900	15,838,257
Celgene Corp. *	348,700	14,729,088
Gilead Sciences, Inc. *	599,438	25,835,778
Novo Nordisk AS	22,300	1,161,230
Roche Holdings AG - Genusschein	1,606	219,157
Schering-Plough Corp.	1,100	26,840
Teva Pharmaceutical Industries, Ltd., SADR	214,500	9,944,220

		67,754,570
Publishing - 1.25%
McGraw-Hill Companies, Inc.	543,000	16,338,870
Railroads & Equipment - 0.12%
Union Pacific Corp.	31,300	1,542,151
Retail Trade - 4.90%
Bed Bath & Beyond, Inc. *	320,200	9,000,822
Best Buy Company, Inc.	15,100	530,010
Costco Wholesale Corp.	15,300	742,356
CVS Caremark Corp.	490,232	14,608,913
Kohl's Corp. *	356,770	15,152,022
Lowe's Companies, Inc.	180,100	3,423,701
Wal-Mart Stores, Inc.	415,336	20,658,813

		64,116,637
Sanitary Services - 0.05%
Republic Services, Inc.	31,700	722,443
Semiconductors - 3.54%
Altera Corp.	354,000	6,025,080
Broadcom Corp., Class A *	434,500	11,071,060
Marvell Technology Group, Ltd. *	1,363,090	15,580,119
Xilinx, Inc.	656,375	13,613,217

		46,289,476
Software - 3.08%
Adobe Systems, Inc. *	110,525	3,114,595
Autodesk, Inc. *	105,000	2,253,300

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	1,557,666	$32,539,643
Oracle Corp.	119,638	2,343,708

		40,251,246
Telecommunications Equipment &
Services - 4.30%
American Tower Corp., Class A *	650,162	20,720,663
Corning, Inc.	321,600	4,727,520
QUALCOMM, Inc.	706,723	30,806,055

		56,254,238
Toys, Amusements & Sporting Goods - 0.10%
Nintendo Company, Ltd.	4,600	1,249,697
Transportation - 0.40%
Expeditors International of Washington, Inc.	160,600	5,269,286

TOTAL COMMON STOCKS (Cost $1,196,157,445)		$1,294,985,464

SHORT TERM INVESTMENTS - 0.85%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$742,058	$7,420,579
T. Rowe Price Reserve Investment Fund,
0.5211%	3,742,205	3,742,205

TOTAL SHORT TERM INVESTMENTS
(Cost $11,162,784)		$11,162,784

REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$841,005 on 06/01/2009,
collateralized by $675,000 U.S.
Treasury Bonds, 7.50% due
11/15/2016 (valued at $862,988,
including interest)	$841,000	$841,000

TOTAL REPURCHASE AGREEMENTS
(Cost $841,000)		$841,000

Total Investments (Blue Chip Growth Fund)
(Cost $1,208,161,229) - 99.88%		$1,306,989,248
Other assets and liabilities, net - 0.12%		1,585,268

TOTAL NET ASSETS - 100.00%		$1,308,574,516

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.23%
Aerospace - 1.95%
Lockheed Martin Corp.	222,100	$18,574,223
Agriculture - 1.87%
Monsanto Company	216,700	17,801,905
Apparel & Textiles - 2.14%
Coach, Inc. *	154,690	4,063,706
NIKE, Inc., Class B	286,642	16,352,926

		20,416,632

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment - 12.26%
Apple, Inc. *	226,176	$30,716,963
Cisco Systems, Inc. *	1,239,630	22,933,155
Hewlett-Packard Company	505,000	17,346,750
International Business Machines Corp.	174,700	18,567,116
Research In Motion, Ltd. *	345,900	27,201,576

		116,765,560
Cosmetics & Toiletries - 1.46%
Colgate-Palmolive Company	210,300	13,869,285
Crude Petroleum & Natural Gas - 5.43%
Occidental Petroleum Corp.	285,200	19,139,772
Southwestern Energy Company *	459,900	19,991,853
XTO Energy, Inc.	294,700	12,604,319

		51,735,944
Domestic Oil - 0.54%
Suncor Energy, Inc.	144,600	5,120,286
Energy - 1.96%
First Solar, Inc. * (a)	98,000	18,620,000
Financial Services - 11.14%
Bank of America Corp.	573,200	6,459,964
Charles Schwab Corp.	1,039,231	18,290,465
Goldman Sachs Group, Inc.	209,510	30,288,861
MasterCard, Inc., Class A	112,300	19,801,859
Visa, Inc.	461,800	31,268,478

		106,109,627
Food & Beverages - 2.81%
Cadbury PLC	1,170,300	10,229,152
PepsiCo, Inc.	318,535	16,579,747

		26,808,899
Healthcare Products - 4.56%
Alcon, Inc. (a)	192,619	20,899,162
Baxter International, Inc.	440,400	22,544,076

		43,443,238
Healthcare Services - 2.20%
Medco Health Solutions, Inc. *	456,900	20,967,141
International Oil - 1.39%
Petroleo Brasileiro SA, ADR	299,600	13,191,388
Internet Content - 5.02%
Google, Inc., Class A *	114,693	47,853,360
Internet Retail - 3.21%
Amazon.com, Inc. *	392,400	30,603,276
Internet Service Provider - 1.06%
Baidu.com, Inc., SADR *	38,300	10,109,285
Leisure Time - 1.47%
Walt Disney Company	576,200	13,955,564
Petroleum Services - 1.71%
Schlumberger, Ltd.	167,494	9,585,682
Weatherford International, Ltd. *	325,900	6,746,130

		16,331,812
Pharmaceuticals - 12.91%
Abbott Laboratories	275,700	12,423,042

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Celgene Corp. *	401,200	$16,946,688
Gilead Sciences, Inc. *	802,072	34,569,303
Mylan, Inc. * (a)	433,500	5,726,535
Roche Holding AG, SADR	437,500	14,980,000
Shire Pharmaceuticals Group PLC, ADR	191,270	7,975,959
Teva Pharmaceutical Industries, Ltd., SADR (a)	555,600	25,757,616
Vertex Pharmaceuticals, Inc. *	152,300	4,540,063

		122,919,206
Retail Trade - 8.12%
Costco Wholesale Corp.	316,900	15,375,988
CVS Caremark Corp.	587,600	17,510,480
Home Depot, Inc.	193,000	4,469,880
Kohl's Corp. *	229,600	9,751,112
Staples, Inc.	230,300	4,709,635
Tiffany & Company	89,611	2,542,264
Wal-Mart Stores, Inc.	461,000	22,930,140

		77,289,499
Semiconductors - 4.30%
Analog Devices, Inc.	143,000	3,490,630
Applied Materials, Inc.	1,044,900	11,765,574
Intel Corp.	1,167,940	18,360,017
KLA-Tencor Corp.	271,400	7,327,800

		40,944,021
Software - 4.85%
Adobe Systems, Inc. *	594,315	16,747,797
Microsoft Corp.	325,341	6,796,373
Oracle Corp.	640,600	12,549,354
SAP AG, SADR (a)	233,400	10,117,890

		46,211,414
Telecommunications Equipment &
Services - 4.87%
QUALCOMM, Inc.	1,064,300	46,392,837

TOTAL COMMON STOCKS (Cost $835,056,336)		$926,034,402

SHORT TERM INVESTMENTS - 1.77%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$1,687,377	$16,873,768

TOTAL SHORT TERM INVESTMENTS
(Cost $16,873,768)		$16,873,768

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 5.43%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$51,711,302 on 6/1/2009,
collateralized by $52,550,000
Federal Home Loan Bank, 0.875%
due 03/30/2010 (valued at
$52,747,063, including interest)	$51,711,000	$51,711,000

TOTAL REPURCHASE AGREEMENTS
(Cost $51,711,000)		$51,711,000

Total Investments (Capital Appreciation Fund)
(Cost $903,641,104) - 104.43%		$994,619,170
Other assets and liabilities, net - (4.43)%		(42,183,930)

TOTAL NET ASSETS - 100.00%		$952,435,240

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 16.42%
U.S. Treasury Bonds - 2.92%
3.50% due 02/15/2039	$3,990,000	$3,438,263
4.375% due 02/15/2038	543,000	545,460
4.50% due 05/15/2038	1,000	1,027
5.00% due 05/15/2037	700	773
5.375% due 02/15/2031	3,806,000	4,344,191

		8,329,714

U.S. Treasury Notes - 13.50%
0.875% due 04/30/2011	17,835,000	17,832,146
1.25% due 11/30/2010	73,000	73,622
1.50% due 12/31/2013	89,000	86,434
1.75% due 03/31/2014	1,248,000	1,217,189
1.875% due 04/30/2014	7,466,000	7,310,848
2.00% due 11/30/2013	204,000	202,693
2.75% due 02/15/2019	2,885,000	2,711,237
3.125% due 05/15/2019	7,320,000	7,110,721
3.75% due 11/15/2018	167,000	170,679
3.875% due 05/15/2018	1,412,000	1,464,950
4.00% due 08/15/2018	292,600	305,470

		38,485,989

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $47,695,664)		$46,815,703

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.45%
Federal Home Loan Mortgage Corp. - 15.86%
3.57% due 06/15/2029	127,231	129,157
3.90% due 01/15/2023	480,945	493,204
4.00% due 09/01/2018	504,146	514,879
4.50% due 06/15/2025	409,000	399,157
5.00% due 10/01/2014 to 04/01/2023	5,730,862	5,954,735
5.50% due 01/01/2017 to 12/01/2037	23,813,150	24,895,206
5.50% TBA **	10,000,000	10,295,312
5.977% due 11/01/2037 (b)	122,822	128,511
6.00% due 08/01/2016 to 03/01/2034	1,332,873	1,411,143
6.254% due 03/01/2037 (b)	3,567	3,710
6.371% due 10/01/2037 (b)	242,116	254,300

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
6.50% due 07/01/2034	$676,668	$726,704

		45,206,018

Federal National Mortgage
Association - 26.38%
4.50% due 09/01/2034 to 05/01/2039	3,076,987	3,114,451
4.50% TBA **	6,500,000	6,527,422
5.00% due 04/01/2024 to 07/01/2035	12,255,179	12,621,850
5.50% due 01/01/2019 to 12/01/2038	23,709,531	24,802,347
5.50% TBA **	9,500,000	9,855,625
5.561% due 11/01/2038 (b)	4,263,403	4,426,439
5.768% due 08/01/2037 (b)	499,789	524,355
5.884% due 02/01/2037 (b)	183,514	191,167
5.936% due 01/01/2037 to 03/01/2037 (b)	537,468	561,378
5.981% due 04/01/2037 (b)	224,810	234,935
6.00% due 12/01/2020 to 02/01/2039	5,996,736	6,335,662
6.02% due 01/01/2037 (b)	220,913	230,477
6.037% due 10/01/2037 (b)	344,987	361,462
6.11% due 12/01/2036 to 11/01/2037 (b)	719,685	752,669
6.207% due 09/01/2037 (b)	568,418	596,347
6.50% due 12/01/2037	2,305,477	2,454,342
7.00% due 08/01/2028 to 06/01/2035	1,467,381	1,600,284

		75,191,212

Government National Mortgage
Association - 6.21%
4.50% TBA **	8,000,000	8,032,500
5.50% TBA **	3,000,000	3,107,813
6.00% TBA **	5,000,000	5,217,969
6.50% due 12/15/2032	1,247,875	1,338,717

		17,696,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $136,706,001)		$138,094,229

FOREIGN GOVERNMENT OBLIGATIONS - 0.69%
South Africa - 0.20%
South Africa Government International Bond
6.875% due 05/27/2019	555,000	557,775
South Korea - 0.49%
Republic of Korea
7.125% due 04/16/2019	1,325,000	1,396,219

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,910,348)		$1,953,994

CORPORATE BONDS - 29.12%
Automobiles - 0.17%
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013	490,000	490,725
Banking - 2.32%
Bank of America Corp.
5.375% due 06/15/2014	145,000	140,011
5.75% due 12/01/2017	540,000	482,319
7.375% due 05/15/2014	650,000	684,070
7.625% due 06/01/2019	1,355,000	1,370,504
Credit Suisse New York
5.50% due 05/01/2014	1,025,000	1,035,249

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Credit Suisse New York (continued)
6.00% due 02/15/2018	$855,000	$794,609
Credit Suisse New York, MTN
5.00% due 05/15/2013	760,000	756,254
HSBC Holdings PLC
6.80% due 06/01/2038	235,000	221,453
US Bank NA, MTN
5.92% due 05/25/2012	1,068,289	1,124,706

		6,609,175

Biotechnology - 0.18%
Amgen, Inc.
6.40% due 02/01/2039	505,000	515,099
Broadcasting - 0.75%
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (f)	1,855,000	2,127,663
Business Services - 0.07%
Thomson Reuters Corp.
5.95% due 07/15/2013	210,000	213,362
Cable & Television - 0.55%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,272,000	1,416,867
Rogers Cable, Inc.
5.50% due 03/15/2014	145,000	146,028

		1,562,895

Cellular Communications - 2.07%
Rogers Wireless, Inc.
6.375% due 03/01/2014	820,000	852,013
Verizon Wireless Capital LLC
3.75% due 05/20/2011 (f)	1,075,000	1,096,792
5.55% due 02/01/2014 (f)	1,220,000	1,290,150
7.375% due 11/15/2013 (f)	1,745,000	1,958,064
8.50% due 11/15/2018 (f)	585,000	709,740

		5,906,759

Chemicals-Diversified - 0.88%
Dow Chemical Company
7.60% due 05/15/2014	1,630,000	1,649,893
8.55% due 05/15/2019	865,000	864,915

		2,514,808

Commercial Services - 0.20%
Hutchison Whampoa International, Ltd.
7.625% due 04/09/2019 (f)	525,000	558,879
Computers & Business Equipment - 0.62%
Cisco Systems, Inc.
5.90% due 02/15/2039	240,000	232,469
Hewlett-Packard Company
4.75% due 06/02/2014	804,000	842,068
International Business Machines Corp.
7.625% due 10/15/2018	210,000	247,878
Xerox Corp.
6.35% due 05/15/2018	250,000	217,500
8.25% due 05/15/2014	215,000	218,216

		1,758,131

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas - 2.02%
Anadarko Petroleum Corp.
7.625% due 03/15/2014	$1,740,000	$1,866,964
8.70% due 03/15/2019	970,000	1,080,082
Petrobras International Finance Company
5.875% due 03/01/2018	259,000	253,065
7.875% due 03/15/2019	615,000	670,350
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027 (f)	355,000	317,853
Spectra Energy Capital LLC
7.50% due 09/15/2038	205,000	184,646
StatoilHydro ASA
5.25% due 04/15/2019	485,000	489,917
Weatherford International, Inc.
5.95% due 06/15/2012	170,000	167,563
6.35% due 06/15/2017	200,000	187,215
XTO Energy, Inc.
5.75% due 12/15/2013	505,000	527,461

		5,745,116

Domestic Oil - 0.40%
Valero Energy Corp.
9.375% due 03/15/2019	1,010,000	1,130,673
Drugs & Health Care - 0.10%
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	275,000	290,639
Electrical Utilities - 1.74%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012 (f)	450,000	467,802
Commonwealth Edison
6.15% due 09/15/2017	335,000	340,015
Dominion Resources, Inc.
8.875% due 01/15/2019	1,520,000	1,778,902
DPL, Inc.
6.875% due 09/01/2011	465,000	492,023
FPL Group Capital, Inc.
6.00% due 03/01/2019	660,000	686,235
Nevada Power Company, Series A
8.25% due 06/01/2011	565,000	596,339
Progress Energy, Inc.
6.85% due 04/15/2012	215,000	229,594
San Diego Gas & Electric Company
6.00% due 06/01/2039	150,000	152,479
Southern Company
4.15% due 05/15/2014	215,000	215,206

		4,958,595

Electric-Integrated - 0.06%
Public Service Company of Colorado
5.125% due 06/01/2019	175,000	179,235
Energy - 0.25%
Duke Energy Corp.
6.30% due 02/01/2014	670,000	710,673
Financial Services - 8.32%
American Express Company
7.25% due 05/20/2014	535,000	546,183
8.15% due 03/19/2038	600,000	583,939
Capital One Financial Corp.
7.375% due 05/23/2014	430,000	443,048

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Citigroup Funding, Inc.
2.00% due 03/30/2012	$920,000	$924,820
Citigroup, Inc.
6.125% due 05/15/2018	1,355,000	1,208,843
6.50% due 08/19/2013	2,490,000	2,467,528
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,540,000	893,442
Goldman Sachs Group, Inc.
2.15% due 03/15/2012	1,100,000	1,114,798
5.125% due 01/15/2015	280,000	272,569
5.15% due 01/15/2014	330,000	323,823
5.45% due 11/01/2012	1,080,000	1,106,540
6.00% due 05/01/2014	965,000	981,145
6.75% due 10/01/2037	735,000	616,169
7.50% due 02/15/2019	711,000	748,150
JPMorgan Chase & Company
4.65% due 06/01/2014	855,000	849,244
5.375% due 10/01/2012	1,080,000	1,128,331
6.30% due 04/23/2019	1,655,000	1,646,574
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017	910,000	874,222
JPMorgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	410,000	346,652
Lazard Group LLC
6.85% due 06/15/2017	485,000	419,505
7.125% due 05/15/2015	545,000	475,547
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	110,000	102,535
Morgan Stanley
5.30% due 03/01/2013	1,010,000	1,012,903
6.00% due 05/13/2014	2,685,000	2,698,156
7.30% due 05/13/2019	675,000	691,431
Morgan Stanley, MTN
5.95% due 12/28/2017	760,000	713,982
6.625% due 04/01/2018	535,000	528,891

		23,718,970

Food & Beverages - 1.26%
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019 (f)	360,000	364,121
7.75% due 01/15/2019 (f)	850,000	914,300
Diageo Capital PLC
7.375% due 01/15/2014	170,000	188,934
Kellogg Company
4.45% due 05/30/2016	320,000	317,313
Kraft Foods, Inc.
6.125% due 02/01/2018	1,605,000	1,637,782
6.75% due 02/19/2014	145,000	157,737

		3,580,187

Gas & Pipeline Utilities - 1.44%
Energy Transfer Partners LP
8.50% due 04/15/2014	1,080,000	1,201,946
9.00% due 04/15/2019	815,000	909,856
Kinder Morgan, Inc.
6.50% due 09/01/2012	1,750,000	1,693,125
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039	285,000	313,135

		4,118,062

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products - 0.39%
Roche Holdings, Inc.
6.00% due 03/01/2019	$1,076,000	$1,114,401
Healthcare Services - 0.20%
Coventry Health Care, Inc.
5.95% due 03/15/2017	445,000	338,209
UnitedHealth Group, Inc.
6.875% due 02/15/2038	255,000	225,976

		564,185

Hotels & Restaurants - 0.08%
Yum! Brands, Inc.
6.875% due 11/15/2037	270,000	240,200
Insurance - 0.06%
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (f)	263,000	168,591
International Oil - 1.04%
BP AMI Leasing, Inc.
5.523% due 05/08/2019 (f)	1,540,000	1,537,063
Husky Energy, Inc.
5.90% due 06/15/2014	260,000	265,795
6.80% due 09/15/2037	240,000	215,675
7.25% due 12/15/2019	765,000	798,341
Weatherford International, Ltd.
9.625% due 03/01/2019	120,000	135,429

		2,952,303

Mining - 0.08%
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	245,000	239,285
Pharmaceuticals - 0.72%
Pfizer, Inc.
6.20% due 03/15/2019	665,000	711,756
7.20% due 03/15/2039	785,000	887,479
Schering-Plough Corp.
6.55% due 09/15/2037	440,000	446,669

		2,045,904

Pipelines - 0.03%
Plains All American Pipeline LP
6.50% due 05/01/2018	81,000	78,238
Real Estate - 1.46%
HCP, Inc.
6.00% due 01/30/2017	80,000	67,027
HCP, Inc., MTN
6.70% due 01/30/2018	120,000	102,998
Health Care Property Investors, Inc.
6.30% due 09/15/2016	125,000	106,945
Health Care Property, Inc.
5.65% due 12/15/2013	775,000	692,703
WEA Finance LLC
7.125% due 04/15/2018 (f)	1,435,000	1,345,179
7.50% due 06/02/2014 (f)	1,275,000	1,260,532
Westfield Group
5.40% due 10/01/2012 (f)	606,000	581,427

		4,156,811

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Trade - 0.26%
Nordstrom, Inc.
6.75% due 06/01/2014	$750,000	$754,932
Telecommunications Equipment &
Services - 0.17%
France Telecom SA
7.75% due 03/01/2011	455,000	494,822
Telephone - 0.68%
British Telecommunications PLC
9.125% due 12/15/2030	665,000	698,410
Qwest Corp.
7.50% due 10/01/2014	430,000	410,650
Telefonica Emisiones SAU
5.984% due 06/20/2011	455,000	480,521
Verizon Communications, Inc.
6.35% due 04/01/2019	215,000	225,928
7.35% due 04/01/2039	120,000	126,271

		1,941,780

Tobacco - 0.44%
Altria Group, Inc.
9.70% due 11/10/2018	885,000	1,007,202
9.95% due 11/10/2038	215,000	240,101

		1,247,303

Utility Service - 0.11%
Pacificorp
6.25% due 10/15/2037	290,000	302,560

TOTAL CORPORATE BONDS (Cost $81,602,157)		$82,990,961

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.32%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (f)	484,000	430,760
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A3
4.05% due 11/10/2038	156,000	149,629
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A2
5.317% due 09/10/2047	249,000	231,330
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class A2
5.634% due 04/10/2049 (b)	1,170,000	1,082,091
Banc of America Commercial Mortgage, Inc.,
Series 2000-1, Class A2A
7.333% due 11/15/2031 (b)	337,464	339,107
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	143,000	135,960
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	318,000	295,286
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	78,000	69,515
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2001-TOP4, Class A3
5.61% due 11/15/2033	132,000	132,031

The accompanying notes are an integral part of the financial statements.
37

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2002-PBW1, Class A2
4.72% due 11/11/2035 (b)	$246,000	$238,365
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	88,000	78,139
Bear Stearns Commercial Mortgage Securities,
Series 2003-T12, Class A3
4.24% due 08/13/2039 (b)	127,000	123,587
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A4
5.405% due 12/11/2040	917,000	830,940
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW16, Class A2
5.6672% due 06/11/2040 (b)	3,069,000	2,883,897
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	730,000	694,991
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	203,000	210,331
Commercial Mortgage Pass Through Certificates,
Series 2001-J2A, Class A2
6.096% due 07/16/2034	868,000	869,544
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
0.3787% due 07/25/2036 (b)	238,980	202,080
CS First Boston Mortgage Securities Corp.
6.53% due 06/15/2034	451,000	456,060
CS First Boston Mortgage Securities Corp., Series
2002-CP5, Class A2
4.94% due 12/15/2035	616,000	587,229
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A4
6.505% due 02/15/2034	124,373	127,781
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1, Class A3
6.38% due 12/18/2035	172,723	174,311
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	174,311	174,517
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	33,000	32,717
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	1,017,000	981,500
CS First Boston Mortgage Securities Corp.,
Series 2003-C5, Class A4
4.90% due 12/15/2036 (b)	210,000	195,423
CS First Boston Mortgage Securities Corp.,
Series 2003-CK2, Class A4
4.801% due 03/15/2036	180,000	172,988
CS First Boston Mortgage Securities Corp.,
Series 2003-CPN1, Class A2
4.597% due 03/15/2035	131,000	121,518
DLJ Commercial Mortgage Corp.,
Series 1999-CG3, Class A1B
7.34% due 10/10/2032	152,847	153,033
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B
7.18% due 11/10/2033	348,214	355,733

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2003-2676, Class CY
4.00% due 09/15/2018	$282,000	$282,618
Federal Home Loan Mortgage Corp., Series
2003-2690, Class TV
4.50% due 11/15/2025	217,000	212,567
Federal Home Loan Mortgage Corp., Series
2004-2765, Class CT
4.00% due 03/15/2019	193,000	192,705
Federal Home Loan Mortgage Corp., Series
2004-2875, Class HB
4.00% due 10/15/2019	202,000	195,960
Federal Home Loan Mortgage Corp., Series
2005-3008, Class JM
4.50% due 07/15/2025	302,000	294,110
Federal Home Loan Mortgage Corp., Series
2008-3455, Class MB
4.50% due 06/15/2023	625,000	619,298
Federal Home Loan Mortgage Corp., Series
2008-3498, Class GB
6.50% due 11/15/2036	1,876,252	1,998,840
Federal Home Loan Mortgage Corp., Series 2564,
Class BQ
5.50% due 10/15/2017	149,714	159,278
Federal Home Loan Mortgage Corp., Series 2590,
Class BY
5.00% due 03/15/2018	73,000	76,136
Federal Home Loan Mortgage Corp., Series 3465,
Class HA
4.00% due 07/15/2017	403,834	415,946
Federal Home Loan Mortgage Corp.,
Series 2003-2590, Class NU
5.00% due 06/15/2017	381,000	396,968
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	676,983	709,323
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	330,000	341,684
Federal Home Loan Mortgage Corp.,
Series 2003-2672, Class HA
4.00% due 09/15/2016	125,814	129,424
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	18,031	17,991
Federal Home Loan Mortgage Corp.,
Series 2004-2790, Class TN
4.00% due 05/15/2024	408,000	395,947
Federal Home Loan Mortgage Corp.,
Series 2005-3035, Class PA
5.50% due 09/15/2035	244,901	257,562
Federal Home Loan Mortgage Corp.,
Series 2007-3372, Class BD
4.50% due 10/15/2022	339,000	342,302
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	119,044	124,890
Federal National Mortgage Association, Series
2001-81, Class HE
6.50% due 01/25/2032	3,085,490	3,277,233

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2002-94, Class HQ
4.50% due 01/25/2018	$280,000	$290,565
Federal National Mortgage Association, Series
2003-125, Class AY
4.00% due 12/25/2018	82,000	82,302
Federal National Mortgage Association, Series
2004-3, Class HT
4.00% due 02/25/2019	111,000	111,027
Federal National Mortgage Association, Series
2008-66, Class B
5.00% due 08/25/2023	83,000	83,106
Federal National Mortgage Association,
Series 2003-108, Class BE
4.00% due 11/25/2018	333,000	335,779
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	111,469	113,798
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	117,940	119,110
Federal National Mortgage Association,
Series 2003-3, Class HJ
5.00% due 02/25/2018	324,000	342,688
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	270,160	274,192
Federal National Mortgage Association,
Series 2004-60, Class PA
5.50% due 04/25/2034	243,622	253,048
Federal National Mortgage Association,
Series 2005-58, Class MA
5.50% due 07/25/2035	203,447	213,823
Federal National Mortgage Association,
Series 2005-69, Class JM
4.50% due 08/25/2025	331,000	321,792
Federal National Mortgage Association,
Series 2007-113, Class DB
4.50% due 12/25/2022	340,000	337,010
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	561,044	567,945
First Horizon Alternative Mortgage Securities,
Series 2006-FA6, Class 2A10
6.00% due 11/25/2036	218,624	189,792
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2
7.202% due 10/15/2032	239,891	243,998
First Union National Bank Commercial Mortgage,
Series 1999-C4, Class A2
7.39% due 12/15/2031	17,816	17,969
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	188,000	179,113
GE Capital Commercial Mortgage Corp., Series
2002-1A, Class A3
6.269% due 12/10/2035	252,000	258,117
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	95,702	96,169

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C1, Class A2
7.724% due 03/15/2033 (b)	$375,407	$379,780
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2
6.957% due 09/15/2035	766,875	788,689
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3, Class A2
4.93% due 07/10/2039	197,000	189,161
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.485% due 05/10/2040 (b)	193,000	191,654
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023% due 04/10/2040	428,000	398,260
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	258,372
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224% due 04/10/2037 (b)	2,526,000	2,134,733
GS Mortgage Securities Corp II, Series
2001-GL3A, Class A2
6.449% due 08/05/2018 (b)	826,000	851,769
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2007-CB19, Class A2
5.7463% due 02/12/2049 (b)	189,000	179,819
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2001-CIB3, Class A3
6.465% due 11/15/2035	876,000	893,547
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB13, Class A4
5.28% due 01/12/2043 (b)	198,000	178,677
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A2
5.861% due 04/15/2045 (b)	309,000	293,824
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	149,000	145,153
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	114,008	113,600
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A1
4.655% due 08/15/2042	42,088	41,975
JPMorgan Commercial Mortgage Finance Corp.,
Series 2000-C10, Class A2
7.371% due 08/15/2032 (b)	256,158	258,177
LB-UBS Commercial Mortgage Trust, Series
2000-C5, Class A2
6.51% due 12/15/2026	273,252	278,408
LB-UBS Commercial Mortgage Trust, Series
2002-C4, Class A5
4.853% due 09/15/2031	516,000	500,079
LB-UBS Commercial Mortgage Trust, Series
2006-C1, Class A2
5.084% due 02/15/2031	586,000	571,487
LB-UBS Commercial Mortgage Trust, Series
2007-C1, Class A2
5.318% due 02/15/2040	469,000	450,228

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust, Series
2007-C1, Class A3
5.398% due 02/15/2040	$451,000	$375,448
LB-UBS Commercial Mortgage Trust,
Series 2000-C4, Class A2
7.37% due 08/15/2026	114,573	117,157
LB-UBS Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.653% due 11/15/2027	242,000	244,327
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	451,000	449,211
LB-UBS Commercial Mortgage Trust,
Series 2003-C3, Class A4
4.166% due 05/15/2032	88,000	81,135
Morgan Stanley Capital I, Series 2005-HQ6,
Class A4A
4.989% due 08/13/2042	217,000	190,956
Morgan Stanley Capital I, Series 2007-IQ14, Class
A2
5.61% due 04/15/2049	506,000	458,085
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	303,000	292,539
Morgan Stanley Capital I, Series 2003-T11, Class A4
5.15% due 06/13/2041	731,000	682,147
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	134,000	121,166
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	444,000	439,006
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.1849% due 11/14/2042 (b)	494,000	487,012
Morgan Stanley Dean Witter Capital I, Series
2003-HQ2, Class A2
4.92% due 03/12/2035	500,000	481,394
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	536,524	545,163
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	1,006,000	1,024,732
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.4187% due 02/25/2047 (b)	110,087	73,032
Nomura Asset Securities Corp.
6.69% due 03/15/2030	354,000	375,703
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	266,810	265,207
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	229,157	232,390
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	347,000	346,811
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	537,000	527,628

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.989% due 06/15/2035	$136,000	$129,779
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	1,360,000	1,296,218
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	197,000	189,802
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A4
5.03% due 01/15/2041	379,000	321,995
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.935% due 04/15/2042	105,000	91,253
WaMu Mortgage Pass Through Certificates, Series
2006-AR12, Class 1A1
6.0513% due 10/25/2036 (b)	233,681	174,195

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $45,805,917)		$46,513,401

ASSET BACKED SECURITIES - 4.57%
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.27% due 11/08/2011 (b)	339,553	342,805
BA Credit Card Trust, Series 2006-A8, Class A8
0.3744% due 05/16/2016 (b)	286,000	263,964
Bank of America Credit Card Trust, Series
2006-A7, Class A7
0.3844% due 12/15/2016 (b)	749,000	680,299
Capital One Multi-Asset Execution Trust, Series
2006-A11, Class A11
0.4344% due 06/17/2019 (b)	1,732,000	1,481,173
Chase Issuance Trust, Series 2007-A17, Class A
5.12% due 10/15/2014	447,000	472,078
Chase Issuance Trust, Series 2008-A9, Class A9
4.26% due 05/15/2013	916,000	948,096
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	178,286	173,348
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	123,243	122,448
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.3487% due 12/25/2036 (b)	145,057	111,824
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	287,119	208,041
Daimler Chrysler Auto Trust,
Series 2007-A, Class A4
2.00% due 03/08/2013	742,000	669,696
Daimler Chrysler Master Owner Trust, Series
2006-A, Class A
0.3744% due 11/15/2011 (b)	157,989	122,118
Discover Card Master Trust I, Series 2006-2, Class
A3
0.4244% due 01/19/2016 (b)	817,000	727,553

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (f)	$480,000	$305,239
Ford Credit Floorplan Master Owner Trust, Series
2006-4, Class A
0.5944% due 06/15/2013 (b)	783,000	639,174
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010 (f)	42,384	42,489
Harley-Davidson Motorcycle Trust, Series 2007-2,
Class A4
5.12% due 08/15/2013	321,000	324,867
Harley-Davidson Motorcycle Trust, Series 2009-1,
Class A4
4.55% due 01/15/2017	242,000	244,733
Harley-Davidson Motorcycle Trust,
Series 2008-1, Class A3A
4.25% due 02/15/2013	361,000	365,214
Honda Auto Receivables Owner Trust, Series
2009-2, Class A4
4.90% due 01/15/2013	618,000	618,784
MBNA Master Credit Card Trust, Series 1997-B,
Class A
0.5044% due 08/15/2014 (b)	1,162,000	1,118,065
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.3487% due 01/25/2037 (b)	76,593	62,305
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
0.3587% due 12/25/2036 (b)	73,572	64,562
Nissan Auto Receivables Owner Trust, Series
2009-A, Class A4
4.74% due 08/17/2015	237,000	242,174
SLM Student Loan Trust, Series 2005-6, Class A5B
2.2919% due 07/27/2026 (b)	1,222,000	1,183,431
SLM Student Loan Trust, Series 2008-6, Class A4
2.1919% due 07/25/2023 (b)	221,000	208,085
Swift Master Auto Receivables Trust, Series
2007-1, Class A
0.4444% due 06/15/2012 (b)	164,000	149,240
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	308,437	310,037
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	158,028	158,973
Volkswagen Auto Loan Enhanced Trust, Series
2008-1, Class A3
4.50% due 07/20/2012	412,000	418,824
World Omni Auto Receivables Trust, Series
2009-A, Class A4
5.12% due 05/15/2014	245,000	248,751

TOTAL ASSET BACKED SECURITIES
(Cost $13,082,248)		$13,028,390

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.09%
Banking - 0.09%
Export-Import Bank Of Korea
5.50% due 10/17/2012	$245,000	$250,397

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $246,922)		$250,397

REPURCHASE AGREEMENTS - 2.93%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$8,363,049 on 06/01/2009,
collateralized by $8,390,000
Federal Home Loan Mortgage
Corp., 2.375% due 05/28/2010
(valued at $8,531,791, including
interest)	$8,363,000	$8,363,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,363,000)		$8,363,000

SHORT TERM INVESTMENTS - 5.95%
Bank of America Corp.
0.18% due 06/01/2009	$4,243,000	$4,243,000
JPMorgan Chase & Company
0.12% due 06/01/2009	4,243,000	4,243,000
Rabobank USA Financial Corp.
0.15% due 06/01/2009	4,243,000	4,243,000
UBS Finance Delaware LLC
0.20% due 06/01/2009	4,243,000	4,243,000

TOTAL SHORT TERM INVESTMENTS
(Cost $16,972,000)		$16,972,000

Total Investments (Core Bond Fund)
(Cost $352,384,257) - 124.54%		$354,982,075
Other assets and liabilities, net - (24.54)%		(69,956,953)

TOTAL NET ASSETS - 100.00%		$285,025,122

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 18.82%
Federal Home Loan Mortgage Corp.
5.00%, TBA **	$5,000,000	$5,167,578

TOTAL FEDERAL HOME LOAN MORTGAGE
CORP. (Proceeds $5,166,719)		$5,167,578

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 81.18%
Federal National Mortgage Association
5.00%, TBA **	500,000	$510,020
5.50%, TBA **	16,000,000	$16,540,000
6.00%, TBA **	5,000,000	$5,238,984

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $22,299,531)		$22,289,004

Total Securities Sold Short (Core Bond Fund)
(Proceeds $27,466,250)		$27,456,582

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.44%
Brazil - 5.83%
Anhanguera Educacional Participacoes SA *	8,300	$84,325
Banco Alfa de Investimento SA *	10,300	41,303
Bematech SA	83,600	245,582
BM&F BOVESPA SA	412,800	2,366,530
BR Malls Participacoes SA *	190,500	1,704,005
Brascan Residential Properties SA	136,600	277,699
Braskem SA, SADR * (a)	164,396	1,198,447
Cia Hering	74,500	424,070
Cosan SA Industria e Comercio *	187,200	1,507,989
Cremer SA	77,000	437,909
Empresa Brasileira de Aeronautica SA, ADR * (a)	28,000	537,040
Eternit SA	35,600	128,461
Even Construtora e Incorporadora SA	223,200	373,210
Gafisa SA	256,600	2,321,346
Gerdau SA, SADR (a)	1,530,852	15,920,861
Gerdau SA	419,700	3,415,022
Grendene SA	80,200	631,785
Guararapes Confeccoes SA	11,400	140,791
IdeiasNet SA *	161,600	239,821
Iguatemi Empresa de Shopping Centers SA	54,900	538,230
Industrias Romi SA *	138,700	558,296
JBS SA	895,800	3,064,004
JHSF Participacoes SA	53,900	51,226
Medial Saude SA *	84,300	344,466
MPX Energia SA	2,000	288,575
Obrascon Huarte Lain Brasil SA	53,600	512,137
Paranapanema SA *	361,900	616,164
PDG Realty SA Empreendimentos e
Participacoes	214,500	2,448,501
Plascar Participacoes Industriais SA *	58,100	67,325
Porto Seguro SA *	84,500	642,038
Positivo Informatica SA	57,300	270,541
Rossi Residencial SA	242,100	996,651
Sao Carlos Empreendimentos e
Participacoes SA	79,700	667,947
Sao Martinho SA *	109,400	945,212
Sul America SA	36,700	530,654
Suzano Papel e Celulose SA * (i)	337,400	2,843,104
Ultrapar Participacoes SA, ADR	161,060	5,284,379
Usinas Siderurgicas de Minas Gerais SA	142,200	2,726,777
Votorantim Celulose e Papel SA, SADR *	170,550	2,024,428

		57,416,851
Chile - 3.05%
Banco de Credito e Inversiones	25,954	619,043
Cementos Bio-Bio SA	2,795	5,079
Cia General de Electricidad	589,454	3,671,957
Cintac SA	78,352	25,799
Companhia de Consumidores de Gas de
Santiago SA	260,365	1,158,516
Companhia Sudamericana de Vapores SA *	1,011,318	854,990
Corpbanca SA, SADR	11,885	326,837
Cristalerias de Chile SA	62,943	666,791
Empresas CMPC SA	178,028	4,657,531
Empresas Copec SA	663,096	8,403,032
Enersis SA, SADR (a)	459,633	7,864,321
Industrias Forestales SA	150,246	32,090

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Madeco SA, SADR	50,956	$315,418
Masisa SA	9,321,348	1,327,237
Vina San Pedro SA	16,425,632	119,863

		30,048,504
China - 4.35%
Angang New Steel Company, Ltd., Class H	1,356,000	2,027,609
AviChina Industry & Technology Company,
Ltd. *	1,408,000	374,734
Bank of China, Ltd.	17,875,000	8,048,835
Beijing Capital International Airport Company,
Ltd., Class H *	3,364,000	2,663,015
Chaoda Modern Agriculture Holdings, Ltd.	3,681,656	2,308,978
China COSCO Holdings Company, Ltd. *	2,490,000	3,434,963
China Rare Earth Holdings, Ltd. - Hong Kong
Exchange	1,514,000	266,066
China Shineway Pharmaceutical Group, Ltd. -
Hong Kong Exchange	142,000	114,642
China Shipping Container Lines Company, Ltd. *	5,308,850	1,664,326
China Shipping Development Company, Ltd.,
Class H	1,188,000	1,762,490
Country Garden Holdings Company, Ltd.	3,687,000	1,812,094
Dongfeng Motor Group Company, Ltd.	4,910,000	4,722,693
Guangshen Railway Company, Ltd., Class H	110,000	52,447
Guangshen Railway Company, Ltd., SADR (a)	38,900	922,708
Hunan Non Ferrous Metal Corp., Ltd. *	2,694,000	648,772
Jiangxi Copper Company, Ltd., Class H	1,272,000	2,120,942
KWG Property Holding, Ltd. *	1,358,487	814,283
Lenovo Group, Ltd.	3,394,000	1,379,610
Maanshan Iron & Steel Company, Ltd. *	2,954,000	1,637,849
Qingling Motors Company, Ltd.	1,428,000	279,949
Semiconductor Manufacturing International
Corp., SADR *	209,323	548,426
Semiconductor Manufacturing
International Corp. *	14,639,000	783,815
Shanghai Forte Land Company	1,903,405	634,560
Shui On Land, Ltd.	3,566,750	2,323,880
Sinopec Shanghai Petrochemical Company,
Ltd., SADR * (a)	6,658	248,943
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	2,302,000	469,575
Sinotrans, Ltd., Class H	2,715,000	716,030

		42,782,234
Czech Republic - 0.61%
Telefonica Czech Republic AS	195,274	4,206,723
Unipetrol AS (a)	306,126	1,816,748

		6,023,471
Hong Kong - 8.75%
Agile Property Holdings, Ltd.	2,894,000	3,610,452
Amvig Holdings, Ltd.	666,000	374,552
Baoye Group Company, Ltd.	588,000	362,364
Beijing Capital Land, Ltd.	1,548,000	580,730
Beijing Development Hong Kong, Ltd. *	190,000	29,763
Beijing Enterprises Holdings, Ltd.	647,500	2,955,310
Beijing North Star Company, Ltd.	1,318,000	457,210
Bosideng International Holdings, Ltd.	4,444,000	605,581
Brilliance China Automotive Holdings, Ltd. *	4,796,000	465,670

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Catic Shenzhen Holdings, Ltd. *	140,000	$47,673
China Aerospace International Holdings, Ltd. *	2,697,400	247,045
China Agri-Industries Holdings, Ltd. *	2,594,000	1,699,530
China Aoyuan Property Group, Ltd.	1,569,000	444,002
China Everbright, Ltd.	1,235,000	2,980,612
China Grand Forestry Resources Group, Ltd. *	8,382,000	515,898
China Haidian Holdings, Ltd. *	726,000	69,423
China Merchants Holdings International
Company, Ltd.	1,186,000	3,654,270
China Molybdenum Company, Ltd. (f)	1,008,000	673,396
China Nickel Resources Holding Company,
Ltd.	1,154,000	206,943
China Pharmaceutical Group, Ltd.	1,390,000	794,460
China Properties Group, Ltd. *	1,116,000	351,457
China Resources Enterprises, Ltd.	2,162,000	4,771,511
China State Construction International
Holdings, Ltd.	1,246,000	458,171
China Travel International Investment
Hong Kong, Ltd.	5,184,000	1,254,031
Chongqing Iron & Steel Company, Ltd.	886,000	345,096
Citic Pacific, Ltd.	1,661,923	3,874,441
CITIC Resources Holdings, Ltd. *	4,496,000	1,298,823
CNPC Hong Kong, Ltd.	4,180,000	2,871,506
COFCO International, Ltd.	866,000	494,614
Comba Telecom Systems Holdings, Ltd.	618,200	322,941
Cosco International Holdings, Ltd.	1,290,000	569,250
Cosco Pacific, Ltd.	2,010,000	2,732,996
DaChan Food Asia, Ltd.	655,000	122,572
Dalian Port PDA Company, Ltd.	1,438,000	585,899
Denway Motors, Ltd.	5,532,000	2,680,011
Digital China Holdings, Ltd.	103,000	71,976
Dynasty Fine Wines Group, Ltd.	654,000	138,066
First Tractor Company, Ltd.	236,000	78,654
Fosun International	2,868,500	1,786,121
Fu Ji Food & Catering Services Holdings, Ltd.	410,000	342,651
Geely Automobile Holdings Company, Ltd.	2,210,000	433,766
Global Bio-Chem Technology
Group Company, Ltd.	2,462,000	476,071
Great Wall Motor Company, Ltd.	684,000	562,265
Great Wall Technology Company, Ltd.	142,000	35,499
Greentown China Holdings, Ltd. *	959,500	1,046,947
Guangzhou Investment Company, Ltd.	6,852,000	1,569,396
Guangzhou Pharmaceutical Company, Ltd.	478,000	197,213
Hainan Meilan International Airport Company,
Ltd.	235,000	143,856
Harbin Power Equipment Company, Ltd.	1,112,000	1,204,907
Hidili Industry International Development, Ltd.	1,709,000	1,065,238
HKC Holdings, Ltd.	4,448,409	428,248
Hopson Development Holdings, Ltd., GDR	1,006,000	1,461,371
Innomaxx Biotechnology Group, Ltd. *	8,120,000	359,650
Intime Department Store Group Company, Ltd. *	1,168,000	495,009
Jingwei Textile Machinery Company, Ltd.	62,000	12,698
Ju Teng International Holdings, Ltd.	936,000	574,653
Kingway Brewery Holdings, Ltd. *	522,000	77,922
Lingbao Gold Company, Ltd. *	572,000	232,438
Lonking Holdings, Ltd.	1,354,000	713,010

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Mingyuan Medicare Development
Company, Ltd. *	740,000	$68,130
Minmetals Resources, Ltd. *	1,240,000	338,054
Minth Group, Ltd.	1,004,000	768,584
Nan Hai Corp., Ltd. *	20,500,000	215,970
Neo-China Group Holdings, Ltd.	341,500	109,028
Nine Dragons Paper Holdings, Ltd.	2,491,000	1,811,036
Poly Hong Kong Investment, Ltd.	776,000	383,806
Qin Jia Yuan Media Services Company, Ltd.	712,800	164,217
Qunxing Paper Holdings Company, Ltd.	549,000	223,320
Shanghai Industrial Holdings, Ltd.	973,000	3,872,803
Shanghai Prime Machinery Company, Ltd.	1,392,000	304,049
Shanghai Real Estate, Ltd. *	3,224,000	429,947
Shenzhen International Holdings, Ltd.	14,325,000	1,037,228
Shenzhen Investment, Ltd.	2,946,000	1,266,413
Shenzhou International Group Holdings, Ltd.	274,000	109,827
Shimao Property Holdings, Ltd., GDR	2,428,000	4,167,709
Shougang Concord International Enterprises
Company, Ltd.	5,152,000	906,795
Sichuan Xinhua Winshare Chainstore
Company, Ltd.	628,000	218,210
Sino Biopharmaceutical, Ltd.	268,000	64,257
Sino Union Petroleum & Chemical
International, Ltd. *	3,390,000	447,936
SinoCom Software Group, Ltd.	17,000	1,889
Sinofert Holdings, Ltd. *	172,000	83,775
Sinolink Worldwide Holdings, Ltd.	2,614,000	355,032
Sino-Ocean Land Holdings, Ltd.	5,394,500	5,551,116
Sinopec Kantons Holdings, Ltd.	620,000	116,099
Skyworth Digital Holdings, Ltd.	2,112,000	291,884
Stone Group Holdings, Ltd. *	750,000	41,739
TCL Communication Technology
Holdings, Ltd. *	275,600	25,098
TCL Multimedia Technology Holdings, Ltd. *	911,200	261,215
Tian An China Investment, Ltd.	888,000	470,587
Tianjin Port Development Holdings, Ltd.	1,366,000	443,709
TPV Technology, Ltd.	2,652,000	1,082,580
Travelsky Technology, Ltd., Class H	1,155,000	609,192
Vinda International Holdings, Ltd.	658,000	364,502
Wasion Group Holdings, Ltd.	206,000	117,743
Weiqiao Textile Company, Ltd.	695,500	385,205
Wuyi International Pharmaceutical Company,
Ltd. *	525,000	59,130
Xiamen International Port Company, Ltd.	1,678,000	391,404
Xingda International Holdings, Ltd.	1,164,000	356,539
Xinjiang Xinxin Mining Industry Company, Ltd.	1,273,000	681,676
Xinyu Hengdeli Holdings, Ltd.	952,000	370,134
Xiwang Sugar Holdings Company, Ltd. *	440,000	94,907
Zhejiang Glass Company, Ltd. *	172,000	50,225

		86,128,527
Hungary - 2.07%
Danubius Hotel and Spa PLC *	951	17,985
Egis Gyogyszergyar Nyrt.	11,535	818,321
FHB Mortgage Bank PLC * (a)	29,649	107,086
Fotex PLC *	65,740	128,714
MOL Magyar Olaj & Gazipari Rt. (a)	169,232	10,478,824
OTP Bank Rt. * (a)	485,656	8,650,896

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hungary (continued)
Pannonplast PLC *	16,510	$69,941
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. *	11,794	39,146
Synergon Information Systems, Ltd. *	2,700	8,890

		20,319,803
India - 12.88%
ABG Shipyard, Ltd.	4,049	19,385
ACC, Ltd.	39,341	655,348
Aditya Birla Nuvo, Ltd.	56,676	1,113,698
Ador Welding, Ltd.	8,367	25,478
Aftek, Ltd.	28,741	10,088
Alembic, Ltd.	38,000	33,785
Allahabad Bank	295,867	542,081
Alok Industries, Ltd.	223,780	113,453
Ambuja Cements, Ltd.	684,511	1,330,502
Amtek Auto, Ltd.	98,948	303,092
Andhra Bank	215,172	433,972
Ansal Properties & Infrastructure, Ltd.	9,294	13,514
Apollo Hospitals Enterprise, Ltd.	37,049	403,852
Apollo Tyres, Ltd.	154,850	103,873
Arvind Mills, Ltd. *	104,142	74,985
Ashapura Minechem, Ltd.	5,400	6,260
Ashok Leyland, Ltd.	1,278,503	881,669
Aurobindo Pharma, Ltd.	79,440	663,553
Avaya Global Connect, Ltd.	5,668	14,723
Axis Bank, Ltd.	158,880	2,634,685
Bajaj Auto Finance, Ltd.	11,946	35,426
Bajaj Auto, Ltd.	53,373	410,421
Bajaj Finserv, Ltd.	24,676	191,655
Bajaj Hindusthan, Ltd.	135,981	411,654
Balaji Telefilms, Ltd.	11,528	13,890
Ballarpur Industries, Ltd.	597,281	316,176
Balmer Lawrie & Company, Ltd.	1,500	14,253
Balrampur Chini Mills, Ltd.	392,549	730,656
Bank of Maharashtra *	130,888	106,283
Bank of Rajasthan	47,965	62,088
Bata India, Ltd.	25,249	80,338
Bharat Earth Movers, Ltd.	27,755	447,114
Bharat Forge, Ltd.	126,661	484,436
Bhushan Steel, Ltd.	16,585	224,657
Biocon, Ltd.	149,090	573,308
Birla Corp., Ltd.	41,760	202,674
Bombay Dyeing & Manufacturing Company,
Ltd.	6,668	49,061
Bombay Rayon Fashions, Ltd.	46,150	222,171
Cairn India, Ltd. *	537,071	2,646,487
Century Textile & Industries, Ltd.	32,699	315,305
Chambal Fertilizers & Chemicals, Ltd.	265,767	360,858
Chi Investments, Ltd. *	6,513	5,017
Cholamandalam DBS Finance, Ltd.	7,563	9,655
City Union Bank, Ltd.	58,500	30,207
CMC, Ltd.	1,800	21,549
Coromandel Fertilisers, Ltd.	12,000	46,728
Cranes Software International, Ltd.	3,000	3,605
Dalmia Cement Bharat, Ltd.	6,800	19,987
DCM Shriram Consolidated, Ltd.	26,804	27,387

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Deepak Fertilizers & Petrochemicals Corp.,
Ltd.	34,858	$72,059
DLF, Ltd.	264,611	2,333,550
Dr. Reddy's Laboratories, Ltd., ADR	133,510	1,794,374
Dr. Reddy's Laboratories, Ltd.	62,300	853,745
Edelweiss Capital, Ltd.	11,400	103,015
Eicher Motors, Ltd.	7,035	42,372
EID Parry India, Ltd.	40,945	231,191
Elder Pharmaceuticals, Ltd.	3,200	15,359
Electrosteel Castings, Ltd.	47,000	30,501
Escorts, Ltd. *	36,222	50,542
Essel Propack, Ltd.	6,500	3,891
Eveready Industries, Ltd. *	21,000	14,809
FDC, Ltd.	31,000	25,418
Federal Bank, Ltd.	274,293	1,437,381
Financial Technologies (India), Ltd.	37,632	1,156,232
Finolex Cables, Ltd.	27,100	22,922
Finolex Industries, Ltd.	62,340	60,931
Fortis Healthcare, Ltd. *	135,361	286,355
Gammon India, Ltd.	66,972	239,034
Geodesic, Ltd.	40,000	101,429
Gitanjali Gems, Ltd.	31,915	83,639
Godrej Industries, Ltd.	116,069	344,655
Graphite India, Ltd.	75,397	77,207
Grasim Industries, Ltd.	70,103	3,111,563
Great Eastern Shipping Company, Ltd.	121,552	731,333
Great Offshore, Ltd.	45,068	346,929
GTL, Ltd. *	48,244	286,837
Gujarat Alkalies & Chemicals, Ltd.	35,989	79,476
Gujarat Ambuja Exports, Ltd.	15,000	8,303
Gujarat Flourochemicals, Ltd.	13,363	45,667
Gujarat Narmada Valley Fertilizers Company,
Ltd.	51,735	104,446
Gujarat State Fertilisers & Chemicals, Ltd.	17,219	62,192
HCL Infosystems, Ltd.	148,100	369,171
HCL Technologies, Ltd.	351,250	1,252,398
HEG, Ltd.	13,300	51,346
Hexaware Technologies, Ltd.	38,931	36,543
Himatsingka Seide, Ltd. *	4,000	3,423
Hindalco Industries, Ltd.	151,306	270,636
Hinduja TMT, Ltd. *	5,652	24,076
Hindustan Construction Company, Ltd.	237,251	599,084
Hindustan Motors, Ltd. *	62,438	30,645
Hotel Leela Venture, Ltd.	112,844	79,078
Housing Development & Infrastructure, Ltd.	11,538	69,378
ICICI Bank, Ltd., SADR (a)	736,341	22,929,659
I-Flex Solutions, Ltd. *	38,652	960,381
India Cements, Ltd.	453,680	1,485,032
India Glycols, Ltd.	14,305	31,453
India Infoline, Ltd.	155,315	502,204
Indiabulls Financial Services, Ltd.	304,539	1,406,235
Indiabulls Real Estate, Ltd.	122,920	637,315
Indian Hotels Company, Ltd. *	746,525	1,064,162
Indian Overseas Bank	261,467	507,328
IndusInd Bank, Ltd.	348,258	531,883
Industrial Development Bank of India, Ltd.	415,032	818,822
Infomedia India, Ltd.	7,700	15,166

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Infotech Enterprises, Ltd.	2,000	$7,626
Infrastructure Development Finance
Company, Ltd.	1,272,514	3,343,327
Ingersoll-Rand India, Ltd.	6,375	40,892
Ipca Laboratories, Ltd.	4,298	52,260
IVRCL Infrastructures & Projects, Ltd.	172,406	1,221,979
Jammu & Kashmir Bank, Ltd.	22,831	239,522
JB Chemicals & Pharmaceuticals, Ltd.	21,800	21,226
JBF Industries, Ltd.	33,159	46,775
Jet Airways India, Ltd. *	32,379	211,818
Jindal Saw, Ltd. *	42,642	332,411
Jindal Stainless, Ltd.	44,557	89,960
JK Tyre & Industries, Ltd. *	14,533	21,598
JSW Steel, Ltd. *	125,202	1,462,864
Jubilant Organosys, Ltd.	29,000	105,067
Jyoti Structures, Ltd. *	10,126	31,277
Kalpataru Power Transmission, Ltd.	5,788	88,578
Karnataka Bank, Ltd.	155,196	454,700
Karur Vysya Bank, Ltd.	21,841	146,230
Kesoram Industries, Ltd.	31,455	202,514
Kirloskar Oil Engines, Ltd.	57,456	109,963
Kotak Mahindra Bank, Ltd.	207,362	2,989,264
Lakshmi Machine Works, Ltd.	1,969	37,958
LIC Housing Finance, Ltd.	122,389	1,379,094
Madras Cements, Ltd.	90,107	204,209
Maharashtra Seamless, Ltd.	62,316	321,882
Mahindra & Mahindra Financial Services, Ltd.	10,200	58,131
Mahindra & Mahindra, Ltd.	291,412	4,123,064
Mahindra Lifespace Developers, Ltd.	9,110	54,993
Mangalam Cement, Ltd.	14,461	34,976
Maruti Udyog, Ltd.	65,711	1,434,268
Mastek, Ltd.	11,271	59,773
Matrix Laboratories, Ltd. *	58,149	242,950
MAX India, Ltd. *	130,355	529,116
Mercator Lines, Ltd.	182,292	245,745
Monnet Ispat & Energy, Ltd.	19,233	126,022
Moser Baer India, Ltd.	335,661	654,008
MRF, Ltd.	680	45,243
Mukand, Ltd.	28,732	24,908
Nagarjuna Construction Company, Ltd.	246,877	722,309
Nagarjuna Fertilizers & Chemicals, Ltd. *	229,114	195,471
Nahar Spinning Mills, Ltd.	6,600	7,205
National Organic Chemical Industries, Ltd.	80,241	46,818
Navneet Publications India, Ltd. *	46,585	72,878
NIIT Technologies, Ltd.	18,577	43,301
NIIT, Ltd.	35,844	38,721
Nirma, Ltd.	20,100	62,668
OCL India, Ltd.	1,500	2,947
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	152,751
Orient Paper & Industries, Ltd.	51,770	52,668
Oriental Bank of Commerce	124,848	494,613
Panacea Biotec, Ltd.	26,548	76,836
Pantaloon Retail India, Ltd.	800	5,272
Patel Engineering Ltd	15,429	123,634
Patni Computer Systems, Ltd.	70,484	327,718
Petronet LNG, Ltd. *	548,610	825,940

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Polaris Software Lab, Ltd.	39,735	$77,294
Prism Cement, Ltd.	45,201	34,870
PSL, Ltd.	6,900	18,754
PTC India, Ltd.	311,479	610,614
Punj Lloyd, Ltd.	224,909	975,536
Raymond, Ltd. *	33,679	110,169
REI Six Ten Retail, Ltd. *	1,558	39,832
Reliance Capital, Ltd.	122,106	2,440,640
Reliance Communications, Ltd.	907,725	5,897,689
Reliance Industries, Ltd., GDR * (f)	121,038	11,716,478
Reliance Industries, Ltd. *	6,070	291,200
Rolta India, Ltd.	140,629	348,936
Ruchi Soya Industries, Ltd.	153,126	151,594
Sakthi Sugars, Ltd. *	25,066	25,357
Satyam Computer Services, Ltd.	519,000	594,523
Seamec, Ltd. *	14,000	46,354
Sicagen India, Ltd. *	4,881	751
Sical Logistics, Ltd. *	4,881	4,464
SKF India, Ltd.	4,700	22,646
Sonata Software, Ltd.	23,000	16,395
South Indian Bank, Ltd.	182,894	373,553
SREI Infrastructure Finance, Ltd.	135,957	224,775
SRF, Ltd.	37,385	97,766
Sterlite Optical Technologies, Ltd.	20,008	68,323
Strides Arcolab, Ltd. *	13,608	38,148
Suzlon Energy, Ltd.	534,875	1,119,349
Syndicate Bank, Ltd.	230,001	385,378
Tanla Solutions, Ltd.	86,834	146,574
Tata Chemicals, Ltd.	121,519	563,837
Tata Investment Corp., Ltd.	6,928	59,328
Tata Metaliks, Ltd.	7,900	18,283
Tata Motors, Ltd., SADR (a)	64,300	622,424
Tata Motors, Ltd.	270,232	1,923,894
Tata Steel, Ltd.	254,815	2,195,556
Tata Tea, Ltd.	60,799	893,477
Teledata Marine Solutions *	23,607	17,161
Teledata Technology Solutions *	23,607	17,161
Torrent Pharmaceuticals, Ltd.	11,441	43,350
Triveni Engineering & Industries, Ltd.	172,863	321,208
Tube Investments of India, Ltd.	59,975	56,945
TVS Motor Company, Ltd.	63,451	60,456
Unichem Laboratories, Ltd.	6,400	30,622
Union Bank of India, Ltd.	213,838	923,380
Unitech, Ltd.	481,987	814,907
United Phosphorus, Ltd.	172,150	588,773
Usha Martin, Ltd.	106,610	124,510
Uttam Galva Steels, Ltd. *	56,948	56,703
Varun Shipping Company, Ltd.	62,246	82,906
Videocon Industries, Ltd.	91,080	335,916
Vimta Labs, Ltd.	13,038	10,062
Welspun-Gujarat Stahl Rohren, Ltd.	120,815	433,983
Wockhardt, Ltd. *	79,241	202,682
Yes Bank, Ltd. *	213,967	572,919
Zee Entertainment Enterprises, Ltd.	147,094	529,373
Zensar Technologies, Ltd.	12,328	31,348

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Zuari Industries, Ltd.	3,500	$22,405

		126,753,289
Indonesia - 2.51%
Astra Graphia Tbk PT	606,500	17,112
Bakrie & Brothers Tbk PT *	5,064,750	43,383
Bakrieland Development Tbk PT *	95,600,000	2,758,917
Bank Pan Indonesia Tbk PT *	3,737,500	221,873
Berlian Laju Tanker Tbk PT	13,397,500	1,069,261
Bhakti Investama Tbk PT	3,342,825	56,911
Budi Acid Jaya Tbk PT	2,039,000	32,400
Bumi Resources Tbk PT	40,414,000	7,728,281
Central Proteinaprima Tbk PT *	7,696,500	78,733
Charoen Pokphand Indonesia Tbk PT *	2,106,000	134,009
Ciputra Development Tbk PT *	4,399,000	237,433
Ciputra Surya Tbk PT *	971,000	40,630
Davomas Abadi Tbk PT *	8,435,500	59,844
Energi Mega Persada Tbk PT *	9,102,500	413,736
Enseval Putera Megatrading Tbk PT	1,104,500	68,746
Global Mediacom Tbk PT *	4,826,500	90,184
Gudang Garam Tbk PT	1,433,500	1,582,867
Indofood Sukses Makmur Tbk PT	19,287,000	3,350,932
Kalbe Farma Tbk PT	12,893,000	1,103,768
Kawasan Industri Jababeka Tbk PT *	71,857,000	700,850
Matahari Putra Prima Tbk PT *	2,845,500	171,626
Medco Energi Internasional Tbk PT *	6,583,500	2,113,313
Mitra Adiperkasa Tbk PT	866,000	28,356
Panin Insurance Tbk PT *	1,443,000	27,069
Panin Life Tbk PT *	16,575,000	166,920
Polychem Indonesia Tbk PT *	1,930,000	16,707
Samudera Indonesia Tbk PT	74,500	28,960
Sumalindo Lestari Jaya Tbk PT *	920,000	64,547
Summarecon Agung Tbk PT *	13,532,000	469,279
Suryainti Permata Tbk PT *	1,802,000	31,600
Timah Tbk PT	5,105,000	978,486
Trias Sentosa Tbk PT	1,000,000	17,007
Trimegah Securities Tbk PT	1,540,500	29,942
Truba Alam Manunggal Engineering PT *	37,136,000	659,181
Tunas Ridean Tbk PT	948,500	126,282

		24,719,145
Israel - 2.82%
Africa-Israel Investments, Ltd. *	8,070	156,628
Alvarion, Ltd. *	116,282	359,607
American Israeli Paper Mills, Inc. *	4,745	203,016
AudioCodes, Ltd. *	26,116	39,200
Azorim Investment Development &
Construction Company, Ltd. *	15,529	50,697
Bank Hapoalim, Ltd. *	2,321,779	6,207,128
Bank Leumi Le-Israel, Ltd.	2,508,838	7,122,289
Baran Group, Ltd. *	3,200	16,229
Clal Industries & Investments, Ltd.	152,518	558,182
Clal Insurance Enterprise Holdings, Ltd. *	29,578	418,023
Delta Galil Industries, Ltd. *	8,190	23,363
Direct Insurance Financial Investments, Ltd. *	15,338	25,195
Discount Investment Corp.	25,268	443,850
Electra, Ltd.	3,149	312,047

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Elron Electronic Industries, Ltd. *	23,021	$66,080
First International Bank of Israel, Ltd. *	98,744	182,123
First International Bank of Israel, Ltd. *	41,750	386,976
Formula Systems, Ltd., GDR	3,500	24,710
Formula Systems, Ltd.	5,626	41,005
Frutarom Industries, Ltd.	4,526	32,895
Harel Insurance Investments, Ltd. *	17,134	654,873
Ituran Location & Control, Ltd.	2,562	23,428
Koor Industries, Ltd.	11,087	278,947
Leader Holding & Investments, Ltd. *	21,500	8,133
Makhteshim-Agam Industries, Ltd.	745,218	4,295,536
Matav-Cable Systems Media Ltd *	23,434	202,251
Menorah Mivtachim Holdings, Ltd. *	58,296	518,052
Migdal Insurance Holdings, Ltd. *	681,428	898,662
Mivtach Shamir Holdings, Ltd. *	7,505	122,750
Oil Refineries, Ltd.	1,716,777	619,597
Orbotech, Ltd. *	45,156	327,833
Ormat Industries, Ltd.	63,914	526,502
Packer Plada, Ltd.	575	25,623
Radvision, Ltd. *	33,400	257,571
Retalix, Ltd. *	43,124	394,418
Scailex Corp., Ltd. *	16,565	141,614
Union Bank of Israel, Ltd. *	25,609	78,393
United Mizrahi Bank, Ltd. *	290,497	1,724,597
Urdan Industries, Ltd. *	59,724	21,592

		27,789,615
Malaysia - 3.21%
Affin Holdings BHD	1,046,800	504,748
AMDB BHD *	540,000	27,282
AMMB Holdings BHD	3,884,450	3,679,801
Ann Joo Resources BHD	374,700	210,381
Asas Dunia BHD *	94,000	14,257
Asia Pacific Land BHD *	282,100	22,722
Bandar Raya Developments BHD	1,074,900	444,088
Berjaya Corp. BHD	2,109,800	560,189
Berjaya Land BHD	170,200	160,278
BIMB Holdings BHD	266,000	79,387
Boustead Holdings BHD	484,900	599,750
Cahya Mata Sarawak BHD	235,100	96,263
Dijaya Corp. BHD	16,900	4,850
DNP Holdings BHD	132,800	31,882
DRB-Hicom BHD	1,777,900	510,969
Eastern & Oriental BHD *	66,000	14,562
Eastern Pacific Industrial Corp. BHD	155,700	74,684
ECM Libra Avenue BHD	957,700	191,019
Encorp BHD	114,800	23,617
EON Capital BHD	593,000	663,196
Esso Malaysia BHD *	89,000	60,647
General Corp. BHD	242,500	56,082
Globetronics Technology BHD	172,980	37,009
Glomac BHD	108,200	20,336
Goldis BHD	179,000	76,835
Hap Seng Consolidated BHD	452,800	342,771
Hap Seng Plantations Holdings BHD *	254,800	164,135
Hong Leong Credit BHD	400,800	574,844
Hong Leong Industries BHD	52,000	51,189

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Hume Industries Malaysia BHD	138,900	$122,483
Hunza Properties BHD	102,400	41,025
Hwang-DBS Malaysia BHD	69,400	29,307
IGB Corp. BHD	1,989,800	930,761
IJM Corp. BHD *	1,696,500	2,748,196
Insas BHD *	460,100	51,679
Integrated Logistics BHD	167,200	37,563
Jaks Resources BHD *	245,000	55,805
Jaya Tiasa Holdings BHD	56,700	31,442
K & N Kenanga Holdings BHD *	154,200	28,966
Karambunai Corp. BHD *	2,558,200	67,260
Keck Seng BHD	178,900	186,474
Kian Joo Can Factory BHD	332,000	112,256
Kim Loong Resources BHD	37,800	23,390
KLCC Property Holdings BHD	1,299,200	1,163,110
KPJ Healthcare BHD	147,000	136,449
KSL Holdings BHD	155,066	41,346
KUB Malaysia BHD *	592,900	85,842
Kulim Malaysia BHD	411,200	747,799
Kumpulan Hartanah Selangor BHD *	410,900	62,162
Land & General BHD *	1,048,300	85,644
Landmarks BHD	491,000	154,779
LBS Bina Group BHD *	210,000	22,613
Leader Universal Holdings BHD	717,000	132,176
Lion Corp. BHD *	454,900	62,613
Lion Diversified Holdings BHD	358,600	62,072
Lion Industries Corp. BHD	1,085,100	406,487
MAA Holdings BHD *	139,500	26,702
Malaysian Plantations BHD	1,817,500	1,129,849
Matrix International BHD *	258,500	30,841
MBM Resources BHD	5,000	3,091
Measat Global BHD *	7,500	2,441
Mega First Corp. BHD	193,700	51,786
Melewar Industrial Group BHD	62,200	11,157
MK Land Holdings BHD *	656,100	67,730
MMC Corp. BHD *	1,962,100	994,627
MNRB Holdings BHD	18,000	16,335
MTD ACPI Engineering BHD	88,100	11,703
Muhibbah Engineering M BHD	859,000	317,556
Mulpha International BHD *	1,678,800	252,745
Naim Cendera Holdings, Ltd. BHD	54,000	29,415
NCB Holdings BHD	4,000	3,091
New Straits Times Press BHD	183,500	61,617
Nylex Malaysia BHD	54,600	8,785
Oriental Holdings BHD	333,200	464,132
OSK Holdings BHD	1,435,500	570,454
OSK Property Holdings BHD	80,236	12,491
Padiberas Nasional BHD	428,300	191,354
Panasonic Manufacturing Malaysia BHD	8,100	26,426
PJ Development Holdings BHD	297,900	46,983
PPB Group BHD	1,067,000	3,208,241
Protasco BHD	141,500	33,225
Proton Holdings BHD	656,100	561,838
Ranhill BHD	382,200	106,193
RB Land Holdings BHD *	263,000	114,476
RHB Capital BHD	572,600	673,736

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Sarawak Energy BHD	670,900	$420,074
Scomi Group BHD	2,062,900	408,036
Selangor Dredging BHD	328,000	46,676
Shangri-La Hotels BHD	24,100	12,897
Shell Refining Company Federation
of Malaya BHD	150,600	470,037
SHL Consolidated BHD	185,100	52,969
Sunrise BHD *	333,000	159,269
Sunway City BHD	519,300	428,132
Sunway Holdings, Inc. BHD	224,800	76,288
Suria Capital Holdings BHD	286,100	94,438
Ta Ann Holdings BHD	246,100	253,662
TA Enterprise BHD	2,443,400	722,724
Talam Corp. BHD *	1,080,000	32,603
Tan Chong Motor Holdings BHD	861,500	420,030
TDM BHD	150,700	73,305
Tebrau Teguh BHD *	333,800	74,170
Time.com BHD *	1,972,700	213,052
Titan Chemicals Corp. *	1,009,700	252,345
Tradewinds Corp. BHD *	660,000	125,780
Tradewinds Malaysia BHD	82,400	69,997
Tronoh Consolidated M BHD	218,400	61,063
Unisem M BHD	516,900	180,194
United Malacca BHD	58,900	116,330
V.S. Industry BHD	166,897	58,588
Wah Seong Corp. BHD	337,000	174,611
WTK Holdings BHD *	477,500	154,550
YNH Property BHD	1,118,236	495,190

		31,603,502
Mexico - 7.40%
Alfa SA de CV	793,000	2,128,192
Alsea SAB de CV *	483,850	268,152
Axtel SAB de CV, ADR *	1,028,937	580,398
Carso Infraestructura y Construccion SA de
CV *	483,300	255,373
Cemex SA de CV, SADR *	1,506,954	14,707,869
Coca-Cola Femsa SAB de CV, SADR	40,521	1,672,707
Consorcio ARA SA de CV *	1,364,000	640,993
Corp Moctezuma SAB de CV	629,300	1,241,687
Corp. GEO SA de CV, Series B *	842,752	1,465,155
Desarrolladora Homex SA de CV *	419,700	1,864,625
Dine SA de CV *	103,700	47,236
Embotelladoras Arca SA de CV	916,541	2,329,623
Empresas ICA SA de CV, SADR *	201,733	1,650,176
Empresas ICA Sociedad
Controladora SA de CV *	25,600	50,182
Fomento Economico Mexicano SA de CV,
SADR	366,825	11,991,509
GMD Resorts SAB de CV *	69,300	26,306
Gruma SA de CV, SADR *	70,893	311,929
Gruma SA de CV *	19,921	21,960
Grupo Aeroportuario del Centro Norte Sab de
CV	292,200	349,611
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	128,400	2,705,388
Grupo Aeroportuario del Sureste SA de CV,
SADR (a)	39,550	1,375,153

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Sureste SA de CV	27,200	$93,544
Grupo Carso SA de CV	1,218,100	3,486,363
Grupo Cementos de Chihuahua SA de CV	57,000	129,604
Grupo Continential SA de CV	461,100	917,159
Grupo Famsa SAB de CV *	203,300	226,575
Grupo Financiero Banorte SA de CV	2,763,470	6,503,763
Grupo Industrial Maseca SA de CV	2,600	1,500
Grupo Industrial Saltillo SA de CV *	100,600	19,857
Grupo Kuo SA de CV *	164,700	87,527
Grupo Mexicano de Desarrollo, SAB *	69,300	37,617
Grupo Mexico SA	6,905,343	6,500,627
Grupo Modelo SA *	728,500	2,489,355
Grupo Simec SAB de CV *	198,600	429,707
Industrias CH SA de CV *	358,600	1,113,751
Organizacion Soriana SA de CV *	1,728,200	3,631,687
Qualitas Compania de Seguros SA de CV *	258,200	78,801
Urbi Desarrollos Urbanos SA de CV *	915,100	1,254,685
Vitro SA de CV, SADR *	92,452	152,546

		72,838,892
Philippines - 0.58%
Ayala Corp.	45,000	275,296
Belle Corp. *	1,800,000	31,212
Benpres Holdings Corp. *	1,630,000	66,715
China Banking Corp.	4,140	31,777
DMCI Holdings, Inc. *	3,234,000	500,759
Empire East Land Holdings, Inc. *	5,890,000	52,487
Filinvest Development Corp.	404,000	15,513
Filinvest Land, Inc.	28,408,750	444,218
First Philippine Holdings Corp. *	546,800	320,406
Megaworld Corp.	21,969,000	446,910
Metropolitan Bank & Trust Company	1,329,500	959,598
Philippine National Bank *	330,400	149,088
Rizal Commercial Banking Corp.	455,400	148,122
Robinsons Land Corp.	3,333,000	517,828
Security Bank Corp.	155,100	138,348
SM Investments Corp.	114,000	811,962
Union Bank of Philippines	221,200	115,890
Universal Robina Corp.	1,858,100	322,555
Vista Land & Lifescapes, Inc. *	8,538,000	315,226

		5,663,910
Poland - 2.09%
Agora SA	92,656	406,187
Bank BPH SA *	23,715	276,754
Bank Millennium SA *	548,772	418,447
Bioton SA *	3,395,447	247,350
Boryszew SA *	21,709	16,838
Ciech SA	26,379	267,401
Computerland SA *	28,494	167,873
Debica SA	7,943	139,755
Dom Development SA *	4,937	60,544
Echo Investment SA *	671,909	623,715
Emperia Holding SA	2,613	44,444
Fabryki Mebli Forte SA *	23,417	65,442
Farmacol SA *	11,889	115,846
Firma Chemiczna Dwory SA *	1,964,944	555,700

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Getin Holding SA *	674,320	$1,208,750
Grupa Kety SA	23,810	546,291
Grupa Lotos SA *	100,854	602,773
Impexmetal SA	74,550	39,839
KGHM Polska Miedz SA	230,009	5,072,020
Kredyt Bank SA	59,632	110,462
MNI SA *	41,057	35,608
Mostostal-Export SA *	22,387	14,852
Netia SA *	376,393	400,827
Orbis SA	61,821	699,010
Pekaes SA	6,381	19,864
Pfleiderer Grajewo SA	6,153	18,424
Polnord SA *	13,014	130,689
Polska Grupa Farmaceutyczna SA *	7,974	81,884
Polski Koncern Naftowy Orlen SA	766,761	6,991,002
Przedsiebiorstwo Eksportu i Importu Kopex SA *	54,503	323,234
Softbank SA	46,450	794,478
Stalexport Autostrady SA *	202,394	97,313

		20,593,616
South Africa - 10.69%
ABSA Group, Ltd.	423,364	5,414,654
Aeci, Ltd.	187,934	1,086,972
Afgri, Ltd.	672,603	444,971
African Bank Investments, Ltd.	874,834	2,876,085
AG Industries, Ltd. *	94,914	3,589
Allied Electronics Corp., Ltd.	93,711	271,956
Argent Industrial, Ltd.	106,615	99,122
Aveng, Ltd.	774,939	3,404,307
Barloworld, Ltd.	411,101	1,919,700
Bell Equipment, Ltd. *	83,308	86,237
Caxton & CTP Publishers & Printers, Ltd.	251,175	363,155
Ceramic Industries, Ltd.	1,781	16,789
DataTec, Ltd. *	323,118	663,025
Drdgold, Ltd.	262,858	268,289
Enaleni Pharmaceuticals, Ltd. *	553,406	245,079
Eqstra Holdings, Ltd. *	91,166	76,249
FirstRand, Ltd.	1,011,210	1,750,028
Freeworld Coatings, Ltd.	26,940	20,300
Gijima Ast Group, Ltd.	338,993	20,482
Gold Fields, Ltd., SADR	1,201,658	16,318,516
Grindrod, Ltd.	745,786	1,464,570
Harmony Gold Mining Company, Ltd., SADR *	576,931	6,980,865
Highveld Steel & Vanadium Corp., Ltd.	3,483	27,556
Hulamin, Ltd.	109,348	158,026
Iliad Africa, Ltd.	338,998	319,890
Imperial Holdings, Ltd.	332,645	2,533,099
Investec, Ltd.	414,998	2,307,096
JD Group, Ltd.	360,070	1,710,662
Kap International Holdings, Ltd. *	90,584	14,801
Lewis Group, Ltd.	100,651	570,756
Medi-Clinic Corp., Ltd.	467,425	1,163,957
Merafe Resources, Ltd. *	2,035,010	248,340
Metair Investments, Ltd. *	99,170	55,468
Metorex, Ltd. *	16,745	4,636
Metropolitan Holdings, Ltd.	1,019,364	1,498,174
Mittal Steel South Africa, Ltd.	366,219	4,399,328

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Mondi, Ltd.	291,630	$1,320,329
Mustek, Ltd.	97,803	12,518
Mvelaphanda Group, Ltd.	632,791	366,259
Nampak, Ltd. *	1,079,367	1,918,961
Nedbank Group, Ltd.	435,990	4,905,497
Northam Platinum, Ltd.	195,797	843,308
Nu-World Holdings, Ltd. *	9,429	17,185
Omnia Holdings, Ltd.	93,963	604,662
Palabora Mining Company, Ltd.	7,609	78,021
Peregrine Holdings, Ltd.	219,538	186,416
PSG Group, Ltd.	183,733	361,581
Sanlam, Ltd.	4,143,344	8,976,466
Sappi, Ltd., SADR * (a)	413,417	1,442,825
Sappi, Ltd.	189,700	656,358
Simmer and Jack Mines, Ltd. *	604,228	235,439
Spur Corp., Ltd.	9,000	10,075
Standard Bank Group, Ltd.	1,927,232	20,121,049
Steinhoff International Holdings, Ltd. *	2,185,608	3,589,075
Super Group, Ltd. *	371,170	27,070
Trans Hex Group, Ltd.	57,462	11,604
Trencor, Ltd.	225,876	568,897
Value Group, Ltd.	267,946	101,035

		105,161,359
South Korea - 12.00%
Aekyung Petrochemical Company, Ltd.	1,450	19,560
Asia Cement Company, Ltd.	4,430	164,743
Asia Paper Manufacturing Company, Ltd. *	2,000	17,912
Asiana Airlines *	120,880	372,597
AUK Corp. *	5,400	8,986
BNG Steel Company, Ltd. *	1,630	8,858
Boryung Pharmaceutical Company, Ltd.	1,188	27,163
Busan Bank	184,360	1,154,150
Byucksan Engineering & Construction
Company, Ltd. *	6,140	14,517
Cheil Industries, Inc.	14,720	539,869
Chokwang Leather Company, Ltd. *	2,300	12,030
Chong Kun Dang Pharm Corp.	1,200	16,793
Choongwae Pharma Corp.	2,667	30,379
Chosun Refractories Company, Ltd.	1,160	52,134
CJ Corp.	17,996	690,704
Dae Chang Industrial Company, Ltd. *	27,000	17,719
Dae Dong Industrial Company, Ltd.	2,600	43,650
Dae Han Flour Mills Company, Ltd.	1,742	161,774
Dae Won Kang Up Company, Ltd.	18,000	22,103
Daeduck Electronics Company, Ltd.	58,880	184,247
Daeduck GDS Company, Ltd.	5,010	37,060
Daegu Bank	185,600	1,500,590
Daehan Steel Company, Ltd.	9,350	100,012
Daehan Synthetic Fiber Company, Ltd.	130	7,053
Daekyo Company, Ltd.	62,070	291,553
Daelim Industrial Company, Ltd.	39,600	1,934,465
Daesang Corp. *	18,320	94,837
Daesung Industrial Company, Ltd.	1,883	108,125
Daewoo Engineering & Construction
Company, Ltd.	122,910	1,020,452
Daewoo Motor Sales Corp. *	39,530	379,489

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Daewoong Company, Ltd.	620	$10,503
Daishin Securities Company, Ltd.	67,580	895,899
Daiyang Metal *	4,090	8,636
Daou Technology, Inc.	48,110	317,478
DI Corp. *	8,700	8,866
Digital Power Communications Company, Ltd.	14,000	16,655
Dong Ah Tire & Rubber Company, Ltd.	3,100	21,640
Dong Su Industrial Company, Ltd.	10,880	70,178
Dong Wha Pharmaceutical Industrial
Company, Ltd.	4,030	145,978
Dongbang Transport Logistics Company, Ltd.	5,650	11,933
Dongbu Corp.	16,730	134,277
Dongbu Hannong Chemicals Company, Ltd. *	41,060	313,916
Dongbu Securities Company, Ltd. *	28,389	162,612
Dongbu Steel Company, Ltd.	16,470	130,506
Dong-Il Corp.	630	25,361
Dongil Paper Manufacturing Company, Ltd.	13,000	10,407
Dongkuk Steel Mill Company, Ltd.	54,660	1,301,401
Dongwon F & B Company, Ltd.	800	23,057
Dongyang Engineering & Construction Corp.	1,280	27,219
Dongyang Mechatronics Corp.	24,424	71,544
Doosan Industrial Development Company, Ltd.	44,670	266,976
En Paper Manufacturing Company, Ltd. *	4,292	9,766
F&F Company, Ltd.	5,100	12,166
Fursys, Inc.	1,550	28,619
Gaon Cable Company, Ltd.	1,160	29,258
Global & Yuasa Battery Company, Ltd.	4,200	97,714
GS Holdings Corp.	72,730	1,811,698
Gwangju Shinsegae Company, Ltd.	220	22,555
H.S. R & A Company, Ltd. *	2,200	12,827
Hae In Corp.	1,846	7,603
Halla Climate Control Company, Ltd.	43,190	376,385
Halla Engineering & Construction Corp.	7,790	141,366
Han Kuk Carbon Company, Ltd.	16,340	121,954
Hana Financial Group, Inc.	169,830	4,111,163
Handok Pharmaceuticals Company, Ltd.	1,000	10,680
Handsome Company, Ltd.	16,628	123,370
Hanil Cement Manufacturing Company, Ltd.	8,549	526,718
Hanil Construction Company, Ltd.	1,470	7,262
Hanil E-Wha Company, Ltd.	6,400	12,804
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	15,080	227,009
Hanjin Shipping Company, Ltd.	84,630	1,343,535
Hanjin Transportation Company, Ltd.	12,470	330,345
Hankook Cosmetics Company, Ltd.	6,300	16,922
Hankook Tire Company, Ltd.	51,710	576,316
Hankuk Electric Glass Company, Ltd.	3,370	67,134
Hankuk Glass Industries, Inc.	1,820	31,216
Hankuk Paper Manufacturing Company, Ltd.	3,690	120,229
Hanmi Capital Company, Ltd.	3,100	13,872
Hanshin Construction Company, Ltd.	3,010	34,831
Hansol Chemical Company, Ltd.	3,500	25,279
Hansol CSN Company, Ltd.	23,450	22,968
Hansol LCD, Inc.	2,650	49,315
Hansol Paper Company, Inc. *	48,030	352,306
Hanssem Company, Ltd.	6,330	37,133
Hanwha Chemical Corp.	113,670	940,879

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hanwha Securities Company, Ltd.	57,600	$485,514
Hanwha Timeworld Company, Ltd.	1,700	15,999
Hanyang Securities Company, Ltd.	12,220	113,761
Heung-A Shipping Company, Ltd.	19,140	20,587
Hite Holdings Company, Ltd.	8,280	190,917
Honam Petrochemical Corp.	20,627	1,272,445
Hotel Shilla Company, Ltd.	22,640	271,069
Husteel Company, Ltd.	5,310	83,693
Hwa Shin Company, Ltd.	14,690	24,824
Hwa Sung Industrial Company, Ltd.	3,530	17,352
Hwacheon Machine Tool Company, Ltd.	730	18,735
Hynix Semiconductor, Inc. *	454,020	4,726,714
Hyosung Corp.	16,050	1,358,137
Hyundai Cement Company, Ltd. *	2,370	25,702
Hyundai Department Store Company, Ltd.	660	43,736
Hyundai Development Company	42,000	1,380,862
Hyundai DSF Company, Ltd.	2,800	20,027
Hyundai Elevator Company, Ltd.	3,641	180,072
Hyundai H & S Company, Ltd.	5,183	236,394
Hyundai Hysco Company, Ltd.	41,680	408,477
Hyundai Mipo Dockyard Company, Ltd.	17,062	1,895,569
Hyundai Motor Company, Ltd.	197,506	10,995,208
Hyundai Pharmaceutical Industrial Company,
Ltd.	9,400	19,652
Hyundai Securities Company, Ltd.	194,107	2,136,421
Hyundai Steel Company	78,472	3,778,621
Il Dong Pharmaceutical Company, Ltd.	4,520	127,967
Iljin Diamond Company, Ltd.	712	7,032
Iljin Electric, Ltd. *	15,328	43,027
Ilsung Pharmaceutical Company, Ltd.	1,470	76,979
Inzi Controls Company, Ltd.	6,490	17,843
Isu Chemical Company, Ltd.	7,260	76,820
Jahwa Electronics Company, Ltd.	5,200	32,133
Jeil Mutual Savings Bank	1,850	6,871
Jeil Pharmaceutical Company	1,910	14,680
Jeonbuk Bank, Ltd.	59,800	277,946
Joongang Construction Company, Ltd. *	2,700	13,033
KB Financial Group, Inc., ADR * (a)	258,174	8,251,241
KC Tech Company, Ltd.	13,863	41,976
KCC Corp.	6,948	2,264,260
KCTC	1,100	12,314
Keangnam Enterprises, Ltd. *	11,908	104,527
Keyang Electric Machinery Company, Ltd.	18,120	35,484
KG Chemical Corp.	5,600	36,704
Kia Motors Corp. *	269,640	2,586,539
KISCO Corp.	4,286	195,816
Kiswire, Ltd.	6,149	225,633
Kolon Engineering &
Construction Company, Ltd.	27,010	179,523
Kolon Industries, Inc.	14,120	475,826
Korea Airport Service Company, Ltd.	1,020	28,142
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	28,480
Korea Circuit Company, Ltd. *	5,500	11,991
Korea Development Corp. *	2,330	11,291
Korea Development Financing Corp.	1,960	47,396
Korea Electric Terminal Company, Ltd.	7,230	97,007
Korea Exchange Bank	344,640	2,529,737

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Korea Flange Company, Ltd. *	1,830	$19,728
Korea Green Paper Manufacturing Company,
Ltd. *	3,607	5,920
Korea Investment Holdings Company, Ltd.	58,647	1,514,338
Korea Iron & Steel Company, Ltd.	783	41,633
Korea Kumho Petrochemical Company, Ltd.	15,040	391,370
Korea Line Corp.	10,777	643,281
Korea Mutual Savings Bank	870	11,918
Korea Polyol Company, Ltd.	1,522	62,364
Korea Zinc Company, Ltd.	6,355	720,890
Korean Air Lines Company, Ltd. *	51,180	1,542,227
Korean Petrochemical Industrial Company,
Ltd. *	2,450	85,754
KP Chemical Corp. *	43,550	283,669
KTB Network Corp. *	70,470	268,775
Kukdo Chemical Company, Ltd.	4,840	144,817
Kumho Electric Company, Ltd.	6,750	183,928
Kumho Industrial Company, Ltd.	36,950	677,078
Kumho Investment Bank	60,370	30,645
Kumho Tire Company, Inc. *	53,240	227,538
Kumkang Industrial Company, Ltd.	1,400	11,297
Kwang Dong Pharmaceutical Company, Ltd.	54,350	136,703
Kyeryong Construction
Industrial Company, Ltd.	8,060	158,163
Kyobo Securities Company, Ltd.	24,810	216,223
Kyung Nong Corp.	11,060	38,590
Kyungbang, Ltd. *	681	76,898
Lee Ku Industrial Company, Ltd.	8,740	11,983
LG Dacom Corp.	20,670	303,222
LG Display Company, Ltd., ADR (a)	151,850	1,790,312
LG International Corp.	9,400	206,641
Lotte Chilsung Beverage Company, Ltd.	1,027	659,154
Lotte Confectionery Company, Ltd.	1,049	839,147
Lotte Midopa Company, Ltd.	18,300	215,766
Lotte Samkang Company, Ltd.	902	125,245
Lotte Shopping Company, Ltd.	13,543	2,603,177
Manho Rope & Wire, Ltd.	1,400	21,686
Meritz Investment Bank *	33,274	20,944
Meritz Securities Company, Ltd.	259,560	254,371
Moorim Paper Company, Ltd.	4,880	36,136
Namyang Dairy Products Company, Ltd.	646	258,176
Nexen Tire Corp.	48,820	168,776
NH Investment & Securities Company, Ltd.	37,650	227,916
Nong Shim Holdings Company, Ltd.	1,340	68,948
On*Media Corp. *	92,630	212,516
Pacific Corp.	4,328	431,793
Pang Rim Company, Ltd.	950	12,247
PaperCorea, Inc. *	2,900	18,512
Pohang Coated Steel Company, Ltd.	1,600	31,761
Poonglim Industrial Company, Ltd. *	5,520	13,585
Poongsan Corp. *	1,300	19,808
Poongsan Corp. *	6,919	103,544
Pulmuone Company, Ltd.	1,122	60,482
Pumyang Construction Company, Ltd.	1,610	12,507
Pusan City Gas Company, Ltd.	7,810	123,846
S&T Corp.	2,360	23,161
S&T Dynamics Company, Ltd.	10,410	126,505

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Saehan Media Company, Ltd. *	6,266	$13,124
Sam Kwang Glass Industrial Company, Ltd.	800	24,001
Sam Lip General Foods Company, Ltd.	3,850	28,128
Sam Young Electronics Company, Ltd.	13,690	138,395
Sam Yung Trading Company, Ltd.	4,500	14,828
Sambu Construction Company, Ltd.	4,918	92,204
Samho International Company, Ltd. *	6,780	25,111
Samick Musical Instruments Company, Ltd. *	8,830	6,171
Samick THK Company, Ltd.	11,120	18,068
Samsung Card Company, Ltd.	33,000	1,257,083
Samsung Corp.	34,785	1,300,397
Samsung SDI Company, Ltd.	48,621	4,021,204
Samwhan Corp.	3,850	43,466
Samyang Corp.	7,861	243,331
Samyang Genex Company, Ltd.	1,932	87,880
Samyang Tongsang Company, Ltd.	690	14,405
Savezone I & C Corp. *	16,880	19,407
Seah Besteel Corp.	15,200	189,437
SeAH Holdings Corp.	1,133	60,223
SeAH Steel Corp.	2,632	90,401
Sebang Company, Ltd.	10,890	112,669
Sejong Industrial Company, Ltd.	7,830	34,614
Seoul Securities Company, Ltd. *	642,760	639,336
Sgwicus Corp. *	4,800	10,781
SH Chemical Company, Ltd. *	31,743	17,505
Shin Poong Pharmaceutical Company, Ltd.	1,880	34,638
Shinhan Engineering & Construction
Company, Ltd.	3,177	37,234
Shinhan Financial Group Company, Ltd.,
SADR * (a)	154,662	7,884,669
Shinhan Financial Group Company, Ltd. *	65,000	1,655,623
Shinheung Securities Company, Ltd. *	7,640	163,176
Shinsegae Engineering & Construction
Company, Ltd.	1,110	13,657
Shinsung ENG Company, Ltd.	3,222	7,629
Shinsung FA Company, Ltd.	3,222	6,997
Shinyoung Securities Company, Ltd.	7,210	222,001
Silla Company, Ltd.	11,550	145,417
Sindo Ricoh Company, Ltd.	5,604	243,880
SJM Company, Ltd.	8,130	27,936
SK Corp.	46,864	4,081,185
SK Gas Company, Ltd.	2,662	119,486
SKC Company, Ltd.	28,030	576,336
SL Corp.	5,830	15,856
Solomon Mutual Savings Bank	3,600	15,035
Ssangyong Cement Industrial Company, Ltd. *	21,560	132,252
Suheung Capsule Company, Ltd.	2,900	18,763
Sung Bo Chemicals Company, Ltd.	410	8,876
Sungjee Construction Company, Ltd.	2,210	11,802
Sungshin Cement Company, Ltd. *	5,760	32,949
Sungwon Corp. *	4,230	15,119
Sunjin Company, Ltd. *	1,010	21,519
Tae Kyung Industrial Company, Ltd.	14,930	64,231
Taegu Department Store Company, Ltd.	2,740	22,080
Taekwang Industrial Company, Ltd.	613	323,708
Taeyoung Engineering & Construction, Ltd.	62,140	370,043
Taihan Electric Wire Company, Ltd.	34,660	611,745

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Telcoware Company, Ltd.	4,000	$25,636
Tong Yang Investment Bank	109,230	1,094,896
Tong Yang Major Corp. *	30,340	95,462
Trybrands, Inc. *	5,723	11,608
Trybrands, Inc. *	3,036	7,469
TS Corp.	2,406	115,285
Uangel Corp.	7,990	49,012
Unid Company, Ltd.	2,000	60,121
Union Steel Company, Ltd.	5,560	74,772
Wiscom Company, Ltd.	3,680	11,867
Woongjin Holdings Company, Ltd. *	39,680	382,689
Woori Investment & Securities Company, Ltd.	122,940	1,657,521
Yesco Company, Ltd.	1,480	32,398
Yoosung Enterprise Company, Ltd.	9,880	20,777
Youlchon Chemical Company, Ltd.	18,290	112,530
Youngone Corp.	23,530	181,790
Yuhwa Securities Company, Ltd.	3,240	36,987

		118,092,914
Taiwan - 12.41%
Accton Technology Corp. *	834,000	292,361
Achem Technology Corp.	282,000	89,197
AGV Products Corp. *	753,505	300,260
Allis Electric Company, Ltd.	135,000	29,055
AmTRAN Technology Company, Ltd.	1,112,000	713,952
Arima Communication Corp. *	202,000	69,656
Arima Computer Corp. *	276,814	21,881
Arima Optoelectronics Corp. *	100,134	33,483
Asia Polymer Corp.	337,000	240,491
Asia Vital Components Company, Ltd.	395,800	258,081
AU Optronics Corp. ADR (a)	1,179,851	12,258,652
Audix Corp.	81,200	43,074
Avision, Inc.	111,916	37,315
Bank of Kaohsiung, Ltd.	495,680	178,800
Basso Industry Corp.	105,000	88,998
Behavior Technology Computer Corp. *	48,800	2,405
BenQ Corp.	2,449,512	1,062,601
BES Engineering Corp.	2,538,200	709,146
Biostar Microtech International Corp.	85,280	52,062
C Sun Manufacturing, Ltd.	49,469	17,384
Carnival Industrial Corp. *	198,000	39,435
Cathay Chemical Works, Inc.	73,000	24,547
Cathay Real Estate Development
Company, Ltd.	1,529,000	717,726
Central Reinsurance Company, Ltd.	269,535	93,125
Chain Qui Development Company, Ltd.	76,000	65,461
Champion Building Materials Company, Ltd.	378,950	138,980
Chang Hwa Commercial Bank, Ltd.	2,733,000	1,370,830
Cheng Loong Corp.	1,606,000	554,804
Chenming Mold Industrial Corp.	92,128	26,680
Chi Mei Optoelectronics Corp.	5,448,950	3,210,782
Chia Hsin Cement Corp. *	797,560	461,738
Chien Shing Stainless Steel Company, Ltd. *	181,000	36,806
Chilisin Electronics Corp.	63,240	22,154
China Airlines, Ltd. *	2,853,874	776,107
China Chemical & Pharmaceutical Company,
Ltd.	129,000	87,417

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
China Development Financial Holdings Corp.	14,866,216	$4,323,771
China Electric Manufacturing Corp.	456,000	206,489
China General Plastics Corp. *	588,000	234,567
China Glaze Company, Ltd.	109,203	32,725
China Manmade Fibers Corp.	2,062,000	432,558
China Metal Products Company, Ltd.	350,000	447,219
China Motor Company, Ltd.	1,144,905	577,858
China Petrochemical Development Corp. *	3,005,780	981,868
China Steel Structure Company, Ltd.	107,000	63,132
China Wire & Cable Company, Ltd. *	120,000	28,248
Ching Feng Home Fashions Company, Ltd.	108,780	22,945
Chin-Poon Industrial Company, Ltd.	466,000	236,845
Chun Yu Works & Company, Ltd.	115,000	43,248
Chun Yuan Steel Industrial Company, Ltd.	633,962	218,126
Chung Hwa Pulp Corp.	622,000	242,089
Chunghwa Picture Tubes, Ltd.	12,554,000	2,057,019
CMC Magnetics Corp. *	4,140,000	998,861
Collins Company, Ltd. *	155,400	43,297
Compeq Manufactuing Company, Ltd.	1,614,000	483,538
Continental Engineering Corp.	875,000	385,304
Delpha Construction Company, Ltd. *	174,000	34,490
D-Link Corp.	368,220	313,287
E.Sun Financial Holding Company, Ltd.	5,415,720	1,878,933
Eastern Media International Corp.	1,061,053	208,978
Eclat Textile Company, Ltd.	123,600	60,547
Edom Technology Company, Ltd.	64,000	17,786
Elite Material Company, Ltd.	200,955	104,362
Elitegroup Computer Systems Company, Ltd.	1,024,576	368,689
Enlight Corp.	164,799	3,930
Eternal Chemical Company, Ltd.	267,300	215,333
EVA Airways Corp. *	3,388,000	977,362
Everest Textile Company, Ltd.	224,000	41,951
Evergreen Marine Corp.	1,785,000	1,079,694
Everlight Chemical Industrial Corp.	597,000	312,749
Everspring Industry Company, Ltd. *	61,000	11,978
Evertop Wire Cable Corp. *	98,275	18,219
Excel Cell Electronic Company, Ltd.	29,000	9,615
Far Eastern Department Stores Company, Ltd.	1,351,000	1,437,381
Far Eastern International Bank *	2,731,000	818,755
Federal Corp.	609,527	329,189
First Copper Technology Company, Ltd.	169,000	45,452
First Insurance Company, Ltd.	150,165	52,118
Formosa Taffeta Company, Ltd.	1,516,000	1,115,375
Formosan Rubber Group, Inc.	767,000	466,046
Formosan Union Chemical *	173,264	66,490
FSP Technology, Inc.	344,000	304,187
FU I Industrial *	159,000	43,961
Fwusow Industry Company, Ltd.	103,000	33,685
Gigabyte Technology Company, Ltd.	827,000	556,168
Gigastorage Corp. *	146,000	35,617
Gold Circuit Electronics, Ltd.	771,040	273,480
Goldsun Development & Construction
Company, Ltd.	1,887,301	1,054,191
Gordon Auto Body Parts Company, Ltd.	50,181	15,467
Grand Pacific Petrochemical Corp. *	1,153,000	416,183
Great China Metal Industry Company, Ltd.	303,000	220,526

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
GTM Corp.	95,000	$47,371
Hey Song Corp.	572,000	300,947
Hitron Technology, Inc. *	67,000	25,742
Ho Tung Chemical Corp. *	701,000	288,951
Hocheng Group Corp. *	177,000	49,814
Hold-Key Electric Wire & Cable Company, Ltd. *	132,000	120,623
Hong TAI Electric Industrial	328,000	124,083
Hsin Kuang Steel Co Ltd	416,000	322,872
Hsing TA Cement Company, Ltd.	227,000	71,430
Hua Eng Wire & Cable Company, Ltd.	1,053,000	255,125
Hung Ching Development Company, Ltd.	147,000	51,723
Hung Sheng Construction Company, Ltd.	821,000	408,012
Hwa Fong Rubber Company, Ltd. *	584,770	196,114
Ichia Technologies, Inc.	512,300	210,713
InnoLux Display Corp.	2,165,000	3,034,733
International Semiconductor Technology, Ltd. *	171,000	42,764
Inventec Company, Ltd.	2,891,050	1,832,540
Jui Li Enterprise Company, Ltd.	66,950	18,359
K Laser Technology, Inc.	82,214	34,243
Kang Na Hsiung Enterprise Company, Ltd.	135,000	79,675
Kao Hsing Chang Iron & Steel Corp. *	130,000	31,856
Kaulin Manufacturing Company, Ltd.	164,490	77,079
KEE TAI Properties Company, Ltd.	550,512	274,079
Kindom Construction Company, Ltd.	561,000	388,996
King Yuan Electronics Company, Ltd.	1,860,056	655,687
King's Town Bank *	847,000	213,997
Kinpo Electronics, Inc.	2,071,724	535,190
Kuoyang Construction Company, Ltd.	594,000	353,276
Kwong Fong Industries Corp. *	933,000	222,165
Lan Fa Textile Company, Ltd.	169,781	43,462
Lead Data, Inc. *	205,000	26,081
Lealea Enterprise Company, Ltd. *	1,142,500	202,867
LEE CHI Enterprises Company, Ltd.	110,000	38,210
Lelon Electronics Corp.	92,000	25,344
Leofoo Development Company, Ltd. *	432,000	282,159
Li Peng Enterprise Company, Ltd. *	292,864	55,123
Lien Hwa Industrial Corp.	896,574	471,219
Lingsen Precision Industries, Ltd.	146,178	50,640
Lite-On Technology Corp.	1,451,950	1,289,564
Long Bon Development Company, Ltd.	223,000	96,549
Long Chen Paper Company, Ltd. *	277,060	76,068
Lucky Cement Corp.	190,000	47,812
Macronix International Company, Ltd.	2,289,063	1,061,244
Mayer Steel Pipe Corp.	58,000	39,519
Mega Financial Holding Company, Ltd.	13,548,000	6,905,025
Meiloon Industrial Company, Ltd.	112,231	35,221
Mercuries & Associates, Ltd.	329,700	159,364
Micro-Star International Company, Ltd.	1,281,479	924,978
Mitac International	2,182,916	986,306
Mitac Technology Corp.	601,000	375,397
Mobiletron Electronics Company, Ltd.	31,000	14,782
Mustek Systems, Inc. *	103,576	4,701
Namchow Chemical Industrial Company, Ltd. *	100,000	27,034
Nanya Technology Corp. *	3,863,057	730,216
Nien Hsing Textile Company, Ltd.	658,000	257,622
Optimax Technology Corp. *	319,000	13,403

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Oriental Union Chemical Corp.	183,000	$111,881
Pacific Construction Company, Ltd. *	267,000	29,964
Pan Jit International, Inc.	418,806	229,265
Phihong Technology Company, Ltd.	666,573	343,363
Phoenix Precision Technology Corp.	983,847	436,891
Prince Housing Development Corp.	1,154,650	704,807
Prodisc Technology, Inc. *	540,000	0
Quintain Steel Company, Ltd. *	169,000	37,013
Radium Life Tech Company, Ltd.	660,000	578,771
Ralec Electronic Corp.	39,000	33,580
Rexon Industrial Corp., Ltd. *	153,000	23,955
Ritek Corp. *	4,218,000	998,891
Sampo Corp. *	1,763,000	347,298
Sanyang Industrial Company, Ltd.	1,060,481	413,190
SDI Corp.	137,000	74,803
Sheng Yu Steel Company, Ltd.	151,000	127,524
Shinkong Insurance Company, Ltd.	151,788	62,876
Shinkong Synthetic Fibers Corp.	2,445,000	694,257
Shuttle, Inc.	122,000	79,276
Sigurd Microelectronics Corp.	151,326	59,940
Sinon Corp.	515,000	251,914
SinoPac Holdings Company, Ltd.	11,016,000	3,490,060
Sintek Photronic Corp. *	621,140	369,804
Siward Crystal Technology Company, Ltd.	62,192	24,204
Solomon Technology Corp. *	101,200	27,799
Southeast Cement Company, Ltd.	390,000	154,023
Spirox Corp.	59,971	31,038
Springsoft, Inc.	348,000	250,726
Stark Technology, Inc.	57,000	31,311
Sunplus Technology Company, Ltd.	760,595	444,617
Ta Chen Stainless Pipe Company, Ltd.	720,000	513,620
Ta Chong Bank, Ltd. *	2,375,000	455,188
Ta Ya Electric Wire & Cable Company, Ltd.	905,571	187,002
Tah Hsin Industrial Company, Ltd.	105,000	65,289
TA-I Technology Company, Ltd.	174,944	99,823
Taichung Commercial Bank	1,673,072	441,154
Tainan Enterprises Company, Ltd.	59,000	43,365
Tainan Spinning Company, Ltd.	1,984,000	674,253
Taishin Financial Holdings Company, Ltd.	5,420,000	1,977,980
Taisun Enterprise Company, Ltd. *	220,000	86,388
Taita Chemical Company, Ltd.	95,790	26,626
Taiwan Acceptance Corp.	83,000	70,057
Taiwan Business Bank *	3,765,000	1,126,643
Taiwan Cooperative Bank	4,525,275	2,982,424
Taiwan Fu Hsing Industrial Company, Ltd.	83,000	42,026
Taiwan Glass Industrial Corp.	580,011	402,626
Taiwan Kai Yih Industrial Company, Ltd.	121,563	71,655
Taiwan Kolin Company, Ltd. * (j)	400,000	0
Taiwan Mask Corp.	321,000	120,735
Taiwan Paiho, Ltd.	449,900	236,467
Taiwan Pulp & Paper Corp. *	385,000	134,703
Taiwan Sakura Corp.	87,868	41,853
Taiwan Styrene Monomer Corp.	1,000,479	429,820
Taiyen Biotech Company, Ltd.	395,000	265,602
Tatung Company, Ltd. *	6,643,000	1,851,081
Teapo Electronic Corp. *	205,000	33,501

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Teco Electric & Machinery Company, Ltd.	3,283,000	$1,482,718
Tex-Ray Industrial Company, Ltd.	90,000	19,227
Thinking Electronic Industrial Company, Ltd.	59,000	39,186
Ton Yi Industrial Corp.	1,073,000	429,600
Tong Yang Industry Company, Ltd.	579,020	618,112
Tsann Kuen Enterprise Company, Ltd.	411,000	351,706
Twinhead International Corp. *	224,000	23,714
TYC Brother Industrial Company, Ltd.	256,887	179,198
Tycoons Group Enterprise Company, Ltd. *	915,000	173,044
Tyntek Corp.	419,000	273,469
Tze Shin International Company, Ltd.	96,830	46,018
Union Bank of Taiwan *	919,000	170,152
Unitech Electronics Company, Ltd.	101,299	45,210
Unitech Printed Circuit Board Corp.	617,950	221,594
United Integrated Services Company, Ltd.	98,000	45,815
United Microelectronics Corp.	19,639,406	7,917,093
Universal Cement Corp. *	929,808	490,165
Universal Scientific Industrial Company, Ltd.	1,491,100	565,142
UPC Technology Corp.	1,032,600	535,670
USI Corp.	968,000	480,266
U-Tech Media Corp.	180,000	49,562
Ve Wong Corp. *	84,000	60,970
Walsin Lihwa Corp.	4,672,000	1,555,005
Walsin Technology Corp.	825,262	338,336
Waterland Financial Holding Company	2,789,800	862,440
Wei Chih Steel Industrial Company, Ltd. *	110,000	26,195
Winbond Electronics Corp. *	5,206,000	1,108,783
Wintek Corp.	1,838,000	1,410,679
WUS Printed Circuit Company, Ltd. *	254,000	58,775
Yageo Corp.	3,783,000	921,360
Yang Ming Marine Transport Corp.	2,239,015	1,011,199
Yeun Chyang Industrial Company, Ltd.	542,336	362,408
Yi Jinn Industrial Company, Ltd. *	219,800	34,937
Yieh Phui Enterprise Company, Ltd.	1,717,617	747,139
Yosun Industrial Corp.	422,993	297,614
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	1,736,711	659,221
Yulon Motor Company, Ltd.	1,524,900	1,444,297
Yung Chi Paint & Varnish Manufacturing
Company, Ltd.	68,850	80,486
Yungtay Engineering Company, Ltd.	686,000	393,571
Zig Sheng Industrial Company, Ltd.	270,179	45,837
Zippy Technology Corp.	69,300	30,403

		122,084,634
Thailand - 1.71%
Aapico Hitech PCL	192,300	25,782
Adkinson Securities PCL *	1,229,832	32,260
Bangchak Petroleum PCL	150,000	61,644
Bangkok Bank PCL, Foreign Shares	531,900	1,418,151
Bangkok Bank PCL, NVDR	1,412,800	3,630,132
Bangkok Expressway PCL	411,300	188,208
Bangkok Insurance PCL	2,500	16,395
Bangkok Land PCL *	6,465,300	65,953
Bank of Ayudhya PCL, Foreign Shares	6,978,800	2,382,321
Cal-Comp Electronics Thailand PCL	1,904,300	136,537
Charoen Pokphand Foods PCL	3,613,200	446,516

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Delta Electronics Thailand PCL	382,600	$162,808
Eastern Water Resources Development &
Management PCL	140,000	14,445
Hana Microelectronics PCL	430,000	200,525
Hemaraj Land & Development PCL	5,223,400	97,434
Jasmine International PCL	3,860,700	45,010
KGI Securities Thailand PCL	1,922,600	65,562
Kiatnakin Finance PCL	282,500	138,327
Krung Thai Bank PCL	5,336,300	1,127,606
Krungthai Card PCL	126,000	29,930
Loxley PCL *	988,200	70,853
MBK PCL	57,800	88,022
Nakornthai Strip Mill PCL *	14,300,000	66,686
National Finance PCL	1,295,500	487,087
Padaeng Industry PCL	20,000	7,753
Polyplex PCL	190,000	28,242
Power Line Engineering PCL *	246,200	10,477
Pranda Jewelry PCL	214,300	24,984
Precious Shipping PCL	565,400	281,794
PTT Aromatics & Refining PCL	1,422,500	820,912
PTT Chemical PCL	713,700	1,092,080
Quality House PCL	5,703,500	251,014
Regional Container Lines PCL *	209,100	49,365
Saha-Union PCL	134,800	55,397
Sahaviriya Steel Industries PCL *	6,536,000	129,539
Sansiri PCL	1,102,100	88,656
SC Asset Corp. PCL	168,200	38,729
Seamico Securities PCL	421,400	23,459
Shin Satellite PCL *	544,900	67,021
Siam City Bank PCL	1,111,350	450,241
Siam Industrial Credit PCL	402,200	30,010
Sino Thai Engineering & Construction PCL *	512,900	58,002
Supalai PCL	985,400	95,352
Tata Steel Thailand PCL	3,732,200	157,729
Thai Oil PCL	972,100	1,154,563
Thai Plastic & Chemical PCL	292,800	152,758
Thoresen Thai Agencies PCL	292,270	187,407
Tipco Asphalt PCL *	103,300	33,420
Tisco Financial Group PCL *	295,100	144,497
TMB Bank PCL *	7,318,998	157,856
TPI Polene PCL *	921,000	136,902
Vanachai Group PCL	672,000	30,750
Vinythai PCL	100,000	17,925

		16,775,028
Turkey - 1.99%
Adana Cimento Sanayii TAS	140,546	49,548
Akcansa Cimento AS	113,818	264,460
Aksa Akrilik Kimya Sanayii AS *	135,333	193,556
Aksigorta AS	290,218	687,930
Alarko Holding AS	225,435	383,954
Anadolu Cam Sanayii AS *	205,846	192,629
Anadolu Isuzu Otomotiv Sanayi AS *	7,282	20,432
Anadolu Sigorta AS	384,999	309,057
Arcelik AS *	216,400	311,618
Ayen Enerji AS	20,072	26,481
Aygaz AS	201,651	402,224

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
BatiSoke AS *	24,824	$16,365
Bolu Cimento Sanayii AS	83,405	85,137
Borusan Mannesmann Boru Sanayi AS *	13,810	67,900
Brisa Bridgestone Sabanci Lastik San ve Tic
AS	831	20,754
Cemtas Celik Makina Sanayi ve Ticaret AS	56,218	37,638
Cimsa Cimento Sanayi ve Ticaret AS	125,463	333,453
Dogan Gazetecilik AS *	26,131	28,150
Dogan Sirketler Grubu Holdings AS *	1,991,109	1,170,570
Dogan Yayin Holding AS *	390,600	275,212
Dogus Otomotiv Servis ve Ticaret AS *	105,253	229,653
Eczacibasi Ilac Sanayi AS	368,380	301,993
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
AS *	20,408	19,335
EGE Seramik Sanayi ve Ticaret AS *	26,340	12,739
Eregli Demir ve Celik Fabrikalari TAS *	1,040,199	2,914,773
Ford Otomotiv Sanayi AS	28,857	113,230
Gentas Genel Metal Sanayi ve Ticaret AS *	46,226	31,696
Global Yatirim Holding AS *	508,853	169,459
Goldas Kuyumculuk Sanayi AS *	54,847	40,335
Goodyear Lastikleri TAS	17,513	96,641
GSD Holding AS *	559,767	208,528
Gunes Sigorta AS *	31,526	32,954
Hektas Ticaret TAS *	57,406	35,224
Hurriyet Gazetecilik AS *	428,259	269,989
Ihlas Holding AS *	798,884	193,133
Izmir Demir Celik Sanayi AS *	88,817	138,682
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS *	261,926	204,538
Kartonsan Karton Sanayi ve Ticaret AS	638	26,931
KOC Holdings AS *	907,018	2,100,699
Konya Cimento Sanayii AS	977	30,360
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	316,320	378,941
Marmaris Marti Otel Isletmeleri AS *	71,538	30,977
Menderes Tekstil Sanayi ve Ticaret AS *	126,374	28,009
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	24,429
Net Turizm Ticaret ve Sanayi AS *	98,336	47,063
Nortel Networks Netas Telekomunikasyon AS	14,863	240,140
Parsan Makina Parcalari Sanayii AS *	24,048	19,796
Petkim Petrokimya Holding AS *	195,073	716,911
Pinar Entegre Et ve Un Sanayi AS	36,324	63,259
Pinar Sut Mamulleri Sanayii AS	15,498	40,608
Sanko Pazarlama Ithalat Ihracat AS *	20,076	33,685
Sarkuysan Elektrolitik Bakir AS *	91,563	125,662
Sekerbank TAS *	316,617	364,963
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	175,810	225,043
Tekfen Holding AS *	57,366	142,445
Tekstil Bankasi AS *	140,973	75,537
Tofas Turk Otomobil Fabrik AS	35,538	58,568
Trakya Cam Sanayi AS *	486,067	387,343
Turcas Petrolculuk AS	93,599	217,778
Turk Ekonomi Bankasi AS *	521,636	394,631
Turk Sise ve Cam Fabrikalari AS *	721,989	617,858
Turkiye Sinai Kalkinma Bankasi AS *	561,063	403,187
Turkiye Vakiflar Bankasi Tao *	1,702,069	2,388,100
Ulker Gida Sanayi ve Ticaret AS	153,696	241,832

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Usas Ucak Servisi AS	18,304	$16,090
Vestel Elektronik Sanayi ve Tracaret AS *	239,841	231,831

		19,562,646
United States - 1.49%
Aluminum Corp. China, Ltd., ADR (a)	285,000	6,951,150
Blue Square-Israel, Ltd., ADR	3,800	29,260
Patni Computer Systems, Ltd., SADR	28,382	288,929
Sterlite Industries India, Ltd.	445,812	5,871,344
Yanzhou Coal Mining Company, Ltd. (a)	123,791	1,563,480

		14,704,163

TOTAL COMMON STOCKS (Cost $914,701,544)		$949,062,103

PREFERRED STOCKS - 3.00%
Brazil - 3.00%
Banco ABC Brasil SA * (i)	37,000	135,958
Banco Daycoval SA (i)	37,000	138,214
Banco Industrial e Comercial SA * (i)	83,200	283,310
Banco Panamericano SA (i)	87,600	188,325
Banco Pine SA (i)	48,200	193,280
Banco Sofisa SA (i)	101,000	218,159
Bardella SA Industrias Mecanicas * (i)	916	61,447
Companhia de Tecidos Norte de Minas SA (i)	170,600	382,367
Confab Industrial SA (i)	432,868	963,591
Duratex SA (i)	182,600	1,746,560
Forjas Taurus SA (i)	12,540	34,543
Gol Linhas Aereas Inteligentes SA * (i)	140,700	611,397
Klabin SA (i)	878,800	1,509,628
Marcopolo SA (i)	314,000	734,092
Metalurgica Gerdau SA (i)	336,600	4,464,962
Randon Participacoes SA (i)	191,600	895,873
Sao Paulo Alpargatas SA (i)	14,700	597,608
Saraiva SA Livreiros Editores (i)	5,200	58,697
Telemar Norte Leste SA, Series A (i)	112,500	3,259,047
Uniao de Industrias Petroquimicas SA, Series
B (i)	1,334,210	569,596
Universo Online SA (i)	87,100	320,937
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	613,050	12,151,326

		29,518,917

TOTAL PREFERRED STOCKS (Cost $26,502,292)		$29,518,917

WARRANTS - 0.00%
Hong Kong - 0.00%
HKC Holdings, Ltd.
(Expiration Date 05/26/2011, Strike
Price HKD 0.40) *	444,840	22,379
Hong Kong Energy Holdings
(Expiration Date 05/13/2011, Strike
Price HKD 0.30) *	30,891	1,813

		24,192

TOTAL WARRANTS (Cost $0)		$24,192

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.03%
Brazil - 0.01%
PDG Realty SA Empreendimentos e
Participacoes (Expiration Date 06/10/2009) *	40	$63,442
Chile - 0.02%
Companhia Sudamericana de Vapores SA
(Expiration Date 06/27/2009) *	410,037	163,840
Poland - 0.00%
Polski Koncern Miesny Duda SA (Expiration
Date 03/18/2009) *	91,151	0
South Korea - 0.00%
Heung-A Shipping Company, Ltd. (Expiration
Date 06/16/2009) *	31,965	14,517
HMC Investment Securities Company, Ltd.
(Expiration Date 06/26/2009) *	5,210	24,906
Meritz Investment Bank (Expiration Date
06/18/2009) *	25,775	3,799

		43,222

TOTAL RIGHTS (Cost $250,775)		$270,504

SHORT TERM INVESTMENTS - 3.41%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$3,352,766	$33,527,664

TOTAL SHORT TERM INVESTMENTS
(Cost $33,527,664)		$33,527,664

Total Investments (Emerging Markets Value Fund)
(Cost $974,982,275) - 102.88%		$1,012,403,380
Other assets and liabilities, net - (2.88)%		(28,325,063)

TOTAL NET ASSETS - 100.00%		$984,078,317

The portfolio had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assets):

Banking	13.47%
Financial Services	8.50%
Steel	6.85%
Real Estate	5.50%
Mining	4.90%

Emerging Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.22%
Aerospace - 1.79%
BE Aerospace, Inc. *	18,922	$281,559
Esterline Technologies Corp. *	6,135	167,731

		449,290
Apparel & Textiles - 1.86%
Gymboree Corp. *	4,420	162,877
Warnaco Group, Inc. *	9,575	302,570

		465,447
Auto Parts - 0.85%
Autoliv, Inc.	7,690	213,628

The accompanying notes are an integral part of the financial statements.
55

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking - 1.76%
City National Corp. (a)	2,960	$108,247
IBERIABANK Corp.	3,138	136,566
PrivateBancorp, Inc.	9,805	196,394

		441,207
Biotechnology - 1.07%
Human Genome Sciences, Inc. *	38,335	94,687
Immucor, Inc. *	1,954	29,408
Myriad Genetics, Inc. *	3,994	144,423

		268,518
Broadcasting - 0.76%
Liberty Media Corp. - Capital, Series A *	13,665	189,807
Building Materials & Construction - 1.07%
Carillion PLC	36,485	158,235
Kier Group PLC	5,941	97,472
Taylor Wimpey PLC *	109,000	12,332

		268,039
Business Services - 5.43%
FactSet Research Systems, Inc. (a)	6,765	357,868
Gartner Group, Inc., Class A *	12,199	187,255
GSI Commerce, Inc. *	14,245	183,191
ICF International, Inc. *	6,530	173,698
Macrovision Solutions Corp. *	8,538	192,703
Stanley, Inc. *	5,043	131,572
URS Corp. *	2,776	133,470

		1,359,757
Cable & Television - 0.51%
TiVo, Inc. *	18,070	126,490
Cellular Communications - 0.78%
Leap Wireless International, Inc. * (a)	5,207	195,210
Chemicals - 1.81%
Airgas, Inc.	5,752	243,080
Intrepid Potash, Inc. * (a)	6,425	209,455

		452,535
Commercial Services - 1.85%
HMS Holdings Corp. *	6,340	222,851
Riskmetrics Group, Inc. *	5,910	94,974
Team, Inc. *	10,350	146,452

		464,277
Computers & Business Equipment - 1.68%
Data Domain, Inc. *	4,970	126,586
Palm, Inc. * (a)	24,180	294,996

		421,582
Containers & Glass - 1.57%
Packaging Corp. of America	13,114	211,398
Silgan Holdings, Inc.	4,075	180,359

		391,757
Correctional Facilities - 0.79%
The Geo Group, Inc. *	12,145	198,449
Cosmetics & Toiletries - 0.75%
Alberto-Culver Company	8,080	187,779

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 5.14%
Arena Resources, Inc. *	4,380	$156,892
Carrizo Oil & Gas, Inc. * (a)	12,855	274,454
Concho Resources, Inc. *	4,894	156,853
Dana Petroleum PLC *	7,200	153,984
EXCO Resources, Inc. *	13,955	214,767
Goodrich Petroleum Corp. *	5,585	149,231
Penn Virginia Corp.	9,495	181,544

		1,287,725
Educational Services - 1.04%
American Public Education, Inc. *	3,155	103,074
Capella Education Company * (a)	2,997	156,413

		259,487
Electrical Equipment - 0.92%
DTS, Inc. *	8,725	230,951
Financial Services - 3.30%
Affiliated Managers Group, Inc. *	3,638	204,128
GFI Group, Inc.	25,265	151,843
Janus Capital Group, Inc.	12,325	124,976
Lazard, Ltd., Class A	6,115	172,932
Stifel Financial Corp. *	3,980	173,289

		827,168
Food & Beverages - 0.64%
Hansen Natural Corp. *	4,375	160,475
Healthcare Products - 5.20%
CardioNet, Inc. * (a)	7,135	126,361
Masimo Corp. *	5,065	121,256
Natus Medical, Inc. *	17,829	182,212
Nuvasive, Inc. * (a)	4,496	162,395
Sirona Dental Systems, Inc. *	3,680	72,386
Thoratec Corp. *	4,755	119,255
Ulta Salon, Cosmetics & Fragrance, Inc. *	24,360	208,522
Volcano Corp. *	11,185	138,247
Wright Medical Group, Inc. *	10,960	170,976

		1,301,610
Healthcare Services - 3.73%
Alliance Imaging, Inc. *	23,875	164,738
Amedisys, Inc. *	3,455	105,101
ICON PLC, SADR *	11,150	194,456
Phase Forward, Inc. *	9,920	138,880
Psychiatric Solutions, Inc. *	7,878	145,349
Sun Healthcare Group, Inc. *	20,083	186,169

		934,693
Homebuilders - 1.05%
Desarrolladora Homex SA de CV *	4,050	109,147
M.D.C. Holdings, Inc.	1,520	46,679
Taylor Woodrow PLC *	204,740	106,364

		262,190
Hotels & Restaurants - 2.30%
Brinker International, Inc.	11,910	213,189
CKE Restaurants, Inc.	22,350	183,717
Texas Roadhouse, Inc., Class A *	15,465	179,858

		576,764

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 2.08%
Clean Harbors, Inc. *	3,823	$208,430
Harsco Corp.	10,720	311,523

		519,953
Insurance - 1.19%
Argo Group International Holdings, Ltd. *	4,580	128,423
Tower Group, Inc.	7,134	170,432

		298,855
Internet Content - 0.33%
Moneysupermarket.com Group PLC	100,230	82,738
Internet Retail - 0.61%
Internet Brands, Inc., Class A *	22,785	153,343
Internet Software - 3.04%
Art Technology Group, Inc. *	46,500	167,400
Cybersource Corp. *	15,450	200,850
Switch & Data Facilities Company, Inc. *	10,877	143,033
Vocus, Inc. *	13,045	249,290

		760,573
Leisure Time - 1.24%
Bally Technologies, Inc. *	11,080	310,240
Manufacturing - 5.29%
Aalberts Industries NV	15,070	149,172
Barnes Group, Inc.	15,914	242,848
Hansen Transmissions International NV *	41,100	109,011
Kaydon Corp.	5,875	202,100
Mettler-Toledo International, Inc. *	3,231	230,015
Peace Mark Holdings, Ltd. * (e)	204,000	0
Snap-on, Inc.	8,419	262,252
SPX Corp.	2,793	128,226

		1,323,624
Medical-Hospitals - 0.65%
Genoptix, Inc. *	5,622	163,488
Metal & Metal Products - 0.61%
RTI International Metals, Inc. *	10,595	151,615
Office Furnishings & Supplies - 0.70%
Knoll, Inc.	25,275	175,156
Petroleum Services - 2.30%
SandRidge Energy, Inc. *	16,800	182,952
Superior Energy Services, Inc. *	11,485	264,844
T-3 Energy Services, Inc. *	8,753	127,094

		574,890
Pharmaceuticals - 3.23%
Alexion Pharmaceuticals, Inc. * (a)	3,706	135,269
Eurand NV *	14,540	187,566
Onyx Pharmaceuticals, Inc. *	4,781	113,118
OSI Pharmaceuticals, Inc. *	4,490	151,762
United Therapeutics Corp. *	2,753	220,653

		808,368
Railroads & Equipment - 0.78%
Genesee & Wyoming, Inc., Class A *	6,740	194,921
Real Estate - 3.38%
Alexandria Real Estate Equities, Inc., REIT	3,965	142,344

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Corporate Office Properties Trust, REIT	6,725	$199,598
DiamondRock Hospitality Company, REIT	11,850	77,025
DuPont Fabros Technology, Inc., REIT	15,335	145,222
LaSalle Hotel Properties, REIT	8,441	115,473
Sunstone Hotel Investors, Inc., REIT	28,895	167,880

		847,542
Retail - 2.18%
Chico's FAS, Inc. *	7,735	75,494
Citi Trends, Inc. *	7,515	193,737
Conn's, Inc. * (a)	15,315	152,690
Saks, Inc. * (a)	32,675	124,818

		546,739
Retail Grocery - 0.91%
United Natural Foods, Inc. *	9,980	226,845
Retail Trade - 3.75%
Aaron, Inc., Class B	6,370	207,471
Abercrombie & Fitch Company, Class A (a)	5,285	159,131
Hibbett Sports, Inc. *	9,390	169,302
Lumber Liquidators, Inc. * (a)	13,275	201,116
MSC Industrial Direct Company, Inc., Class A	5,550	201,909

		938,929
Semiconductors - 6.77%
Atmel Corp. *	54,295	209,036
Fairchild Semiconductor International, Inc. *	27,330	192,950
FormFactor, Inc. *	9,130	165,709
Hittite Microwave Corp. *	4,720	169,354
Microsemi Corp. *	9,495	127,803
Monolithic Power Systems, Inc. *	12,045	249,452
Netlogic Microsystems, Inc. *	1,775	58,078
ON Semiconductor Corp. *	43,390	297,221
Teradyne, Inc. *	31,660	226,369

		1,695,972
Software - 6.77%
AsiaInfo Holdings, Inc. *	10,450	219,032
Blackboard, Inc. *	6,385	184,016
Commvault Systems, Inc. *	14,135	174,567
JDA Software Group, Inc. *	16,985	253,077
MedAssets, Inc. *	10,806	170,843
Nuance Communications, Inc. *	12,565	155,806
Progress Software Corp. *	7,936	177,925
Rosetta Stone, Inc. *	1,589	38,311
SimCorp A/S	530	88,113
Solera Holdings, Inc. *	10,257	234,885

		1,696,575
Telecommunications Equipment &
Services - 1.82%
ADC Telecommunications, Inc. *	37,405	263,331
Comtech Telecommunications Corp. *	6,615	192,761

		456,092
Tires & Rubber - 0.58%
Nokian Renkaat Oyj	7,706	146,260
Transportation - 1.36%
Atlas Air Worldwide Holdings, Inc. *	7,365	190,606

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation (continued)
UTI Worldwide, Inc.	11,520	$151,027

		341,633

TOTAL COMMON STOCKS (Cost $23,478,349)		$24,349,186

SHORT TERM INVESTMENTS - 8.08%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$202,422	$2,024,216

TOTAL SHORT TERM INVESTMENTS
(Cost $2,024,216)		$2,024,216

REPURCHASE AGREEMENTS - 3.02%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$757,004 on 06/01/2009,
collateralized by $755,000 Federal
National Mortgage Association,
5.625% due 09/18/2017 (valued at
$772,931, including interest)	$757,000	$757,000

TOTAL REPURCHASE AGREEMENTS
(Cost $757,000)		$757,000

Total Investments (Emerging Small Company Fund)
(Cost $26,259,565) - 108.32%		$27,130,402
Other assets and liabilities, net - (8.32)%		(2,083,108)

TOTAL NET ASSETS - 100.00%		$25,047,294

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.95%
Aerospace - 1.02%
Boeing Company	164,200	$7,364,370
Air Travel - 0.47%
Southwest Airlines Company	505,100	3,404,374
Aluminum - 0.31%
Alcoa, Inc.	246,300	2,270,886
Auto Parts - 0.47%
Genuine Parts Company	101,050	3,383,154
Banking - 3.96%
Allied Irish Banks PLC - London Exchange	340,002	643,927
Bank of New York Mellon Corp.	353,600	9,823,008
KeyCorp	467,600	2,338,000
Marshall & Ilsley Corp. (a)	176,800	1,163,344
SunTrust Banks, Inc.	261,800	3,447,906
U.S. Bancorp	581,000	11,155,200

		28,571,385
Biotechnology - 0.70%
Amgen, Inc. *	101,000	5,043,940
Broadcasting - 0.19%
CBS Corp., Class B	184,600	1,362,348

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction - 0.62%
Masco Corp.	432,500	$4,480,700
Business Services - 1.27%
Accenture, Ltd., Class A	50,700	1,517,451
Computer Sciences Corp. *	152,600	6,479,396
H & R Block, Inc.	79,600	1,162,160

		9,159,007
Cable & Television - 1.97%
Cablevision Systems Corp., Class A	248,300	4,725,149
Time Warner, Inc.	405,966	9,507,724

		14,232,873
Cellular Communications - 0.38%
Vodafone Group PLC	1,456,283	2,740,572
Chemicals - 0.89%
E.I. Du Pont de Nemours & Company	226,100	6,437,067
Coal - 0.43%
CONSOL Energy, Inc.	75,800	3,119,928
Computers & Business Equipment - 1.03%
Cisco Systems, Inc. *	164,200	3,037,700
Dell, Inc. *	378,800	4,386,504

		7,424,204
Construction Materials - 1.03%
USG Corp. *	152,700	1,832,400
Vulcan Materials Company (a)	126,300	5,593,827

		7,426,227
Cosmetics & Toiletries - 1.51%
International Flavors & Fragrances, Inc.	176,800	5,639,920
Kimberly-Clark Corp.	101,000	5,240,890

		10,880,810
Crude Petroleum & Natural Gas - 0.64%
Sunoco, Inc.	151,100	4,597,973
Drugs & Health Care - 1.65%
Wyeth	265,200	11,896,872
Electrical Equipment - 0.59%
Cooper Industries, Ltd., Class A	129,700	4,256,754
Electrical Utilities - 3.89%
Constellation Energy Group, Inc.	129,700	3,538,216
Entergy Corp.	93,800	6,999,356
FirstEnergy Corp.	75,775	2,863,537
PG&E Corp.	126,300	4,636,473
Pinnacle West Capital Corp.	126,300	3,492,195
Teco Energy, Inc. (a)	121,500	1,363,230
Xcel Energy, Inc.	303,100	5,198,165

		28,091,172
Electronics - 0.25%
Harman International Industries, Inc.	96,600	1,800,624
Energy - 1.74%
Duke Energy Corp.	353,600	5,003,440
NRG Energy, Inc. *	77,000	1,732,500
Progress Energy, Inc.	164,200	5,830,742

		12,566,682

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services - 12.50%
American Express Company	479,900	$11,925,515
Bank of America Corp.	1,276,222	14,383,022
Capital One Financial Corp.	170,100	4,157,244
Federal National Mortgage Association	198,917	145,209
Goldman Sachs Group, Inc.	68,200	9,859,674
JPMorgan Chase & Company	757,714	27,959,647
Legg Mason, Inc.	99,000	1,908,720
SLM Corp. *	485,000	3,205,850
UBS AG *	250,160	3,759,905
Wells Fargo & Company	505,100	12,880,050

		90,184,836
Food & Beverages - 3.57%
Anheuser-Busch InBev NV	124,106	4,386,522
Hershey Company	340,900	12,006,498
Kraft Foods, Inc., Class A	239,900	6,263,789
McCormick & Company, Inc.	101,000	3,082,520

		25,739,329
Forest Products - 0.37%
Weyerhaeuser Company	79,400	2,666,252
Gas & Pipeline Utilities - 1.12%
NiSource, Inc.	471,700	5,042,473
Spectra Energy Corp.	189,500	3,041,475

		8,083,948
Healthcare Products - 0.96%
Johnson & Johnson	126,300	6,966,708
Healthcare Services - 0.49%
WellPoint, Inc. *	75,800	3,530,006
Homebuilders - 0.21%
D.R. Horton, Inc.	165,700	1,526,097
Hotels & Restaurants - 0.69%
Marriott International, Inc., Class A	214,700	5,015,392
Household Appliances - 1.26%
Black & Decker Corp.	62,600	2,007,582
Whirlpool Corp. (a)	168,600	7,104,804

		9,112,386
Household Products - 1.23%
Fortune Brands, Inc.	252,600	8,843,526
Industrial Machinery - 1.26%
Deere & Company	176,800	7,685,496
Pall Corp.	55,300	1,420,104

		9,105,600
Industrials - 2.50%
General Electric Company	1,338,600	18,044,328
Insurance - 3.21%
Chubb Corp.	75,800	3,005,470
Lincoln National Corp.	277,798	5,264,272
Marsh & McLennan Companies, Inc.	404,100	7,645,572
Progressive Corp. *	227,300	3,666,349
The Travelers Companies, Inc.	88,349	3,592,270

		23,173,933

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil - 12.10%
Anadarko Petroleum Corp.	151,500	$7,238,670
BP PLC, SADR	189,392	9,374,904
Chevron Corp.	303,060	20,205,010
ConocoPhillips	58,200	2,667,888
Exxon Mobil Corp.	303,024	21,014,715
Murphy Oil Corp.	189,400	11,176,494
Royal Dutch Shell PLC, ADR	290,400	15,655,464

		87,333,145
Internet Content - 0.78%
Yahoo!, Inc. *	356,500	5,646,960
Internet Retail - 0.63%
eBay, Inc. *	259,400	4,570,628
Leisure Time - 1.38%
MGM Mirage, Inc. *	256,200	1,911,252
Walt Disney Company	332,000	8,041,040

		9,952,292
Manufacturing - 4.12%
3M Company	189,400	10,814,740
Eaton Corp.	52,900	2,301,150
Harley-Davidson, Inc. (a)	176,800	3,000,296
Honeywell International, Inc.	164,200	5,444,872
Illinois Tool Works, Inc.	252,600	8,156,454

		29,717,512
Office Furnishings & Supplies - 0.63%
Avery Dennison Corp.	164,100	4,522,596
Paper - 1.79%
International Paper Company	489,825	7,038,785
MeadWestvaco Corp.	226,100	3,610,817
WPP PLC	303,823	2,275,072

		12,924,674
Petroleum Services - 1.58%
BJ Services Company	126,300	1,975,332
Schlumberger, Ltd.	164,200	9,397,166

		11,372,498
Pharmaceuticals - 2.80%
Bristol-Myers Squibb Company	303,100	6,037,752
Eli Lilly & Company	203,700	7,041,909
Merck & Company, Inc.	257,600	7,104,608

		20,184,269
Publishing - 1.63%
McGraw-Hill Companies, Inc.	304,300	9,156,387
The New York Times Company, Class A (a)	396,900	2,619,540

		11,775,927
Railroads & Equipment - 0.14%
Norfolk Southern Corp.	26,600	989,520
Retail Trade - 3.64%
Bed Bath & Beyond, Inc. *	288,900	8,120,979
Home Depot, Inc.	505,800	11,714,328
Macy's, Inc.	184,800	2,158,464
Tiffany & Company	149,900	4,252,663

		26,246,434

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors - 1.79%
Analog Devices, Inc.	265,200	$6,473,532
Applied Materials, Inc.	224,900	2,532,374
Intel Corp.	251,300	3,950,436

		12,956,342
Software - 1.35%
Microsoft Corp.	467,200	9,759,808
Steel - 1.11%
Nucor Corp.	181,800	7,982,838
Telephone - 4.35%
AT&T, Inc.	606,173	15,027,029
Qwest Communications International, Inc. (a)	1,262,800	5,505,808
Sprint Nextel Corp. *	597,000	3,074,550
Verizon Communications, Inc.	266,452	7,796,385

		31,403,772
Toys, Amusements & Sporting Goods - 0.67%
Mattel, Inc.	308,100	4,809,441
Trucking & Freight - 1.08%
United Parcel Service, Inc., Class B	152,800	7,814,192

TOTAL COMMON STOCKS (Cost $849,130,456)		$692,467,111

CONVERTIBLE BONDS - 0.45%
Automobiles - 0.45%
Ford Motor Company
4.25% due 12/15/2036	3,989,000	3,206,159

TOTAL CONVERTIBLE BONDS (Cost $2,000,072)		$3,206,159

SHORT TERM INVESTMENTS - 3.55%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$1,945,706	$19,457,063
T. Rowe Price Reserve Investment Fund,
0.5211%	6,156,924	6,153,868

TOTAL SHORT TERM INVESTMENTS
(Cost $25,610,931)		$25,610,931

REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$500,003 on 6/1/2009,
collateralized by $530,000 Federal
Home Loan Mortgage Corp.,
5.625% due 11/23/2035 (valued at
$513,782, including interest)	$500,000	$500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $500,000)		$500,000

Total Investments (Equity-Income Fund)
(Cost $877,241,459) - 100.02%		$721,784,201
Other assets and liabilities, net - (0.02)%		(117,803)

TOTAL NET ASSETS - 100.00%		$721,666,398

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.22%
Agriculture - 0.57%
Monsanto Company	81,920	$6,729,728
Automobiles - 0.26%
PACCAR, Inc.	101,640	3,033,954
Banking - 3.67%
Bank of New York Mellon Corp.	787,995	21,890,501
Julius Baer Holding AG	508,700	21,674,858

		43,565,359
Broadcasting - 2.51%
Grupo Televisa SA, SADR	618,809	11,002,424
Liberty Media Corp. - Entertainment, Series A *	219,348	5,299,447
News Corp., Class A	1,372,760	13,425,593

		29,727,464
Business Services - 3.52%
Dun & Bradstreet Corp.	25,405	2,077,875
H & R Block, Inc.	420,773	6,143,286
Iron Mountain, Inc. *	864,504	23,557,734
Moody's Corp.	365,237	10,003,841

		41,782,736
Cable & Television - 1.50%
Comcast Corp., Class A	1,366,315	17,762,095
Chemicals - 0.15%
Potash Corp. of Saskatchewan, Inc.	15,502	1,795,752
Coal - 0.57%
China Coal Energy Company, Series H	5,588,652	6,722,795
Computers & Business Equipment - 1.79%
Cisco Systems, Inc. *	401,897	7,435,094
Hewlett-Packard Company	400,940	13,772,289

		21,207,383
Construction Materials - 1.10%
Martin Marietta Materials, Inc. (a)	80,838	6,585,872
Vulcan Materials Company (a)	146,331	6,481,000

		13,066,872
Containers & Glass - 2.14%
Sealed Air Corp.	1,271,096	25,434,631
Cosmetics & Toiletries - 1.40%
Procter & Gamble Company	320,636	16,653,834
Crude Petroleum & Natural Gas - 10.97%
Devon Energy Corp.	589,054	37,251,775
EOG Resources, Inc.	496,607	36,346,666
Occidental Petroleum Corp.	804,545	53,993,015
OGX Petroleo e Gas Participacoes SA	5,200	2,550,342

		130,141,798
Electrical Utilities - 0.16%
AES Corp. *	190,750	1,905,592
Electronics - 0.99%
Agilent Technologies, Inc. *	560,040	10,209,529
Garmin, Ltd.	70,690	1,476,007

		11,685,536
Financial Services - 11.68%
American Express Company	1,287,840	32,002,824

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Ameriprise Financial, Inc.	264,787	$7,996,567
Brookfield Asset Management, Inc.	276,410	4,862,052
Goldman Sachs Group, Inc.	45,960	6,644,437
JPMorgan Chase & Company	917,043	33,838,887
Visa, Inc.	44,730	3,028,668
Wells Fargo & Company	1,968,181	50,188,616

		138,562,051
Food & Beverages - 1.68%
Diageo PLC, SADR	312,748	17,063,531
Hershey Company	82,399	2,902,093

		19,965,624
Forest Products - 0.62%
Sino-Forest Corp. *	632,240	7,354,658
Healthcare Products - 2.16%
Becton, Dickinson & Company	117,340	7,941,571
Johnson & Johnson	320,880	17,699,741

		25,641,312
Healthcare Services - 2.90%
Cardinal Health, Inc.	254,839	9,110,494
Express Scripts, Inc. *	194,700	12,470,535
Laboratory Corp. of America Holdings *	44,900	2,737,104
UnitedHealth Group, Inc.	376,420	10,012,772

		34,330,905
Holdings Companies/Conglomerates - 5.80%
Berkshire Hathaway, Inc., Class A *	636	58,257,600
China Merchants Holdings International
Company, Ltd.	3,423,531	10,548,487

		68,806,087
Household Products - 0.16%
Hunter Douglas NV	46,893	1,866,821
Industrials - 0.24%
Cosco Pacific, Ltd.	2,127,926	2,893,339
Insurance - 6.12%
American International Group, Inc. (a)	646,698	1,092,920
Hartford Financial Services Group, Inc.	237,070	3,399,584
Loews Corp.	929,902	25,153,849
Markel Corp. *	3,385	964,725
NIPPONKOA Insurance Company, Ltd.	306,565	1,789,003
Principal Financial Group, Inc.	97,330	2,160,726
Progressive Corp. *	1,597,214	25,763,062
Sun Life Financial, Inc.	61,855	1,631,735
Transatlantic Holdings, Inc.	275,041	10,646,837

		72,602,441
International Oil - 4.86%
Canadian Natural Resources, Ltd.	440,633	26,332,228
ConocoPhillips	682,172	31,270,765

		57,602,993
Internet Content - 1.36%
Google, Inc., Class A *	38,536	16,078,375
Internet Retail - 0.80%
Amazon.com, Inc. *	65,143	5,080,502
eBay, Inc. *	163,180	2,875,232

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail (continued)
Liberty Media Corp. - Interactive A *	268,366	$1,572,625

		9,528,359
Leisure Time - 0.71%
Walt Disney Company	348,130	8,431,709
Liquor - 0.91%
Heineken Holding NV	358,258	10,783,974
Manufacturing - 1.69%
ABB, Ltd., SADR	126,390	2,080,380
Harley-Davidson, Inc. (a)	544,522	9,240,538
Tyco International, Ltd. *	314,267	8,676,912

		19,997,830
Mining - 0.70%
BHP Billiton PLC	206,472	4,946,361
Rio Tinto PLC	73,647	3,336,541

		8,282,902
Petroleum Services - 0.88%
Transocean, Ltd. *	131,543	10,455,038
Pharmaceuticals - 3.35%
Merck & Company, Inc.	358,400	9,884,672
Pfizer, Inc.	649,800	9,870,462
Schering-Plough Corp.	818,060	19,960,664

		39,715,798
Real Estate - 0.56%
Hang Lung Group, Ltd.	1,456,509	6,630,710
Retail Trade - 7.56%
Bed Bath & Beyond, Inc. *	416,323	11,702,839
CarMax, Inc. * (a)	347,708	3,897,807
Costco Wholesale Corp.	992,533	48,157,701
CVS Caremark Corp.	870,330	25,935,834

		89,694,181
Semiconductors - 1.68%
Texas Instruments, Inc.	1,025,613	19,896,892
Shipbuilding - 0.34%
China Shipping Development Company, Ltd.,
Class H	2,739,063	4,063,613
Software - 2.33%
Activision Blizzard, Inc. *	495,200	5,982,016
Microsoft Corp.	1,034,581	21,612,397

		27,594,413
Tobacco - 0.85%
Philip Morris International, Inc.	236,540	10,086,066
Trucking & Freight - 0.98%
Kuehne & Nagel International AG	73,516	5,732,920
United Parcel Service, Inc., Class B	115,741	5,918,994

		11,651,914

TOTAL COMMON STOCKS (Cost $1,261,484,185)		$1,093,733,534

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.16%
Forest Products - 0.16%
Sino-Forest Corp.
5.00% due 08/01/2013 (f)	$2,257,900	$1,851,478

TOTAL CONVERTIBLE BONDS (Cost $2,240,832)		$1,851,478

CORPORATE BONDS - 1.05%
Containers & Glass - 0.43%
Sealed Air Corp.
12.00% due 02/14/2014 (f)	5,000,000	5,059,615
Manufacturing - 0.62%
Harley-Davidson, Inc.
15.00% due 02/01/2014	7,000,000	7,380,520

TOTAL CORPORATE BONDS (Cost $12,000,000)		$12,440,135

SHORT TERM INVESTMENTS - 8.75%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 06/08/2009	$850,000	$849,976
John Hancock Collateral Investment Trust,
0.7339% (c)(g)	2,025,297	20,252,972
San Paolo IMI US Financial Company
0.17% due 06/01/2009	35,000,000	35,000,000
UBS Americas, Inc.
0.20% due 06/01/2009	47,743,000	47,743,000

TOTAL SHORT TERM INVESTMENTS
(Cost $103,845,939)		$103,845,948

Total Investments (Fundamental Value Fund)
(Cost $1,379,570,956) - 102.18%		$1,211,871,095
Other assets and liabilities, net - (2.18)%		(25,870,588)

TOTAL NET ASSETS - 100.00%		$1,186,000,507

Global Agribusiness Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.91%
Australia - 1.02%
Metcash, Ltd.	7,000	$23,468
Canada - 19.21%
Agrium, Inc.	1,900	93,518
Migao Corp. *	6,400	47,366
Potash Corp. of Saskatchewan, Inc.	2,300	266,432
Potash One Inc *	6,000	17,202
Saputo, Inc.	500	9,892
Viterra, Inc. *	1,000	8,473

		442,883
France - 0.64%
DANONE S.A. SADR	1,500	14,775
Germany - 3.43%
K&S AG	700	52,122
Suedzucker AG	1,300	27,022

		79,144

Global Agribusiness Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway - 3.60%
Yara International ASA, ADR	2,500	$82,875
Singapore - 5.56%
Golden Agri-Resources, Ltd.	125,000	36,858
Olam International, Ltd.	22,000	29,826
Wilmar International, Ltd.	18,000	61,428

		128,112
Switzerland - 12.58%
Nestle SA, SADR	2,600	94,822
Syngenta AG, ADR	4,000	195,200

		290,022
United Kingdom - 4.65%
Cadbury PLC, SADR	500	17,550
Unilever PLC, SADR	3,800	89,680

		107,230
United States - 46.22%
Archer-Daniels-Midland Company	3,700	101,824
Bunge, Ltd.	3,500	221,445
Campbell Soup Company	500	13,860
CF Industries Holdings, Inc.	1,000	77,640
ConAgra Foods, Inc.	500	9,295
Dean Foods Company *	1,000	18,800
General Mills, Inc.	1,200	61,416
H.J. Heinz Company	1,000	36,580
Hershey Company	100	3,522
Hormel Foods Corp.	400	13,896
Intrepid Potash, Inc. *	1,700	55,420
J.M. Smucker Company	700	28,182
Kellogg Company	600	25,950
Kraft Foods, Inc., Class A	1,000	26,110
McCormick & Company, Inc.	200	6,104
Monsanto Company	2,300	188,945
Ralcorp Holdings, Inc. *	500	28,635
Sara Lee Corp.	500	4,495
Terra Industries, Inc.	1,300	36,127
The Mosaic Company	1,600	87,520
Tyson Foods, Inc., Class A	1,500	19,980

		1,065,746

TOTAL COMMON STOCKS (Cost $1,916,632)		$2,234,255

Total Investments (Global Agribusiness Fund)
(Cost $1,916,632) - 96.91%		$2,234,255
Other assets and liabilities, net - 3.09%		71,344

TOTAL NET ASSETS - 100.00%		$2,305,599

The portfolio had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assets):

Agriculture	46.39%
Food & Beverages	26.94%
Chemicals	23.21%
Transportation	0.37%
	0.00%

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 0.36%
U.S. Treasury Notes - 0.36%
0.875% due 04/30/2011 ***		$1,998,000	$1,997,680

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,996,498)			$1,997,680

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.37%
Federal Home Loan Mortgage Corp. - 0.21%
4.00% due 03/01/2010		625,512	628,484
4.50% due 02/01/2010		282,456	284,603
0.8875% due 02/01/2011 (b)***		279,000	278,501

			1,191,588

Federal National Mortgage
Association - 16.70%
0.6587% due 03/25/2044 (b)		500,937	394,086
2.709% due 11/01/2042 to 10/01/2044 (b)		3,673,028	3,656,255
3.443% due 11/01/2035 (b)		648,897	655,222
5.144% due 09/01/2035 (b)		321,396	334,162
5.18% due 07/01/2035 (b)		334,727	348,693
5.50% due 02/01/2033 to 10/01/2038		20,100,002	20,810,063
5.50% TBA **		29,000,000	29,978,750
6.00% due 04/01/2036 to 12/01/2038		29,797,542	31,245,909
6.00% TBA **		5,000,000	5,235,156

			92,658,296

Government National Mortgage
Association - 13.46%
6.00% due 09/15/2023 to 01/15/2039		48,599,875	50,913,705
6.00% due 09/20/2038 ***		3,742,166	3,915,534
6.00% TBA **		17,600,000	18,383,749
6.50% due 10/20/2038		1,413,735	1,497,012

			74,710,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $168,521,819)			$168,559,884

FOREIGN GOVERNMENT OBLIGATIONS - 18.14%
Canada - 1.42%
Province of Ontario, Canada
4.70% due 06/02/2037	CAD	1,300,000	1,129,087
5.00% due 12/01/2038		3,700,000	3,285,654
5.75% due 12/01/2036		2,800,000	2,746,860
5.85% due 03/08/2033		600,000	602,033
6.20% due 06/02/2031		100,000	104,123

			7,867,757

France - 2.66%
Government of France
3.75% due 01/12/2013	EUR	9,000,000	13,308,438
4.00% due 10/25/2038		1,150,000	1,486,427

			14,794,865

Germany - 2.87%
Federal Republic of Germany
4.00% due 01/04/2037		4,000,000	5,285,030
4.25% due 07/04/2039		7,700,000	10,647,419

			15,932,449

Japan - 8.98%
Government of Japan
1.00% due 06/10/2016	JPY	666,600,000	5,985,268
1.20% due 03/10/2017		160,960,000	1,452,830

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Japan (continued)
Government of Japan (continued)
1.20% due 06/10/2017	JPY	2,224,200,000	$19,877,270
1.20% due 12/10/2017		80,240,000	713,216
1.30% due 03/20/2018		530,000,000	5,520,755
1.50% due 12/20/2017		250,000,000	2,652,246
2.40% due 03/20/2034		60,000,000	646,726
2.50% due 09/20/2035		170,000,000	1,871,902
2.50% due 06/20/2036		870,000,000	9,583,852
2.50% due 03/20/2036		140,000,000	1,538,936

			49,843,001

Netherlands - 1.78%
Kingdom of Netherlands
3.25% due 07/15/2015	EUR	3,700,000	5,212,642
4.00% due 07/15/2019		3,300,000	4,656,157

			9,868,799

United Kingdom - 0.43%
Government of United Kingdom
4.25% due 06/07/2032	GBP	1,500,000	2,366,748

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $98,298,732)			$100,673,619

CORPORATE BONDS - 37.77%
Australia - 0.68%
Commonwealth Bank of Australia, Series TCD
4.50% due 02/20/2014	AUD	2,500,000	1,928,730
National Australia Bank, Ltd., EMTN
1.4619% due 06/29/2016 (b)		$500,000	429,964
1.4894% due 06/19/2017 (b)		1,700,000	1,393,017

			3,751,711

Canada - 2.18%
Alcan, Inc.
6.45% due 03/15/2011		700,000	703,004
Canadian Imperial Bank of Commerce, Series
EMTN
5.25% due 09/16/2010	EUR	3,000,000	4,360,570
Citigroup Finance Canada, Inc., MTN
5.50% due 05/21/2013	CAD	300,000	244,594
Falconbridge, Ltd.
7.35% due 06/05/2012		$3,000,000	2,768,508
Master Credit Card Trust, Series 06-1
4.38% due 11/21/2009	CAD	1,600,000	1,488,443
Toronto-Dominion Bank, Series E, MTN
5.375% due 05/14/2015	EUR	1,700,000	2,532,430

			12,097,549

Cayman Islands - 1.80%
Foundation Re II, Ltd.
7.5756% due 11/26/2010 (b)(f)		$400,000	378,003
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		300,000	260,442
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		2,500,000	2,350,000
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)	EUR	2,500,000	2,377,029

The accompanying notes are an integral part of the financial statements.
63

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cayman Islands (continued)
MUFG Capital Finance 5, Ltd.
6.299% due 01/25/2049 (b)	GBP	1,513,000	$1,525,663
Residential Reinsurance 2007, Ltd., Series CL4
7.2613% due 06/07/2010 (b)(f)		$1,900,000	1,808,040
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(f)		1,700,000	1,312,723

			10,011,900

France - 2.23%
BNP Paribas Covered Bonds SA, EMTN
4.75% due 05/28/2013	EUR	1,700,000	2,507,327
Lafarge SA
6.50% due 07/15/2016		$2,000,000	1,687,362
Societe Financement de l'Economie Francaise
3.375% due 05/05/2014 (f)		2,300,000	2,304,828
Societe Financement de l'Economie Francaise,
EMTN
2.125% due 05/20/2012	EUR	1,200,000	1,693,295
Vivendi
5.75% due 04/04/2013 (f)		$4,300,000	4,187,637

			12,380,449

Germany - 0.60%
Kreditanstalt fuer Wiederaufbau, MTN
5.50% due 06/05/2014	AUD	4,200,000	3,339,629
Ireland - 0.35%
Osiris Capital PLC, Series D
6.1312% due 01/15/2010 (b)(f)		$500,000	488,412
TransCapitalInvest, Ltd., for OJSC AK Transneft
8.70% due 08/07/2018 (f)		1,500,000	1,440,720

			1,929,132

Japan - 0.14%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series E, MTN
3.50% due 12/16/2015 (b)	EUR	600,000	805,313
Luxembourg - 0.29%
Gaz Capital SA
7.343% due 04/11/2013 (f)		$1,000,000	960,000
8.146% due 04/11/2018 (f)		700,000	637,840

			1,597,840

Netherlands - 2.83%
Deutsche Telekom International Finance BV
8.75 due 06/15/2030		500,000	581,375
Fortis Bank Nederland Holding NV, EMTN
3.375% due 05/19/2014	EUR	2,400,000	3,381,115
ING Bank NV, EMTN
3.375% due 03/03/2014		1,800,000	2,545,387
LeasePlan Corp NV, EMTN
3.25% due 05/22/2014		1,100,000	1,541,182
NIBC Bank NV, EMTN
3.50% due 04/07/2014		4,000,000	5,652,479
Rabobank Nederland
11.00% due 06/30/2019 (b)(f)		$2,000,000	2,000,000

			15,701,538

Norway - 0.45%
DnB NOR Boligkreditt, EMTN
4.50% due 05/16/2011	EUR	1,700,000	2,488,221

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
South Korea - 0.27%
Export-Import Bank of Korea, Series E, MTN
5.75% due 05/22/2013	EUR	1,100,000	$1,471,562
Spain - 1.62%
Bankinter SA, Series D, MTN
5.00% due 05/14/2010		3,600,000	5,192,702
Caja de Ahorros y Monte de Piedad de Madrid, SA
4.25% due 02/21/2014		2,700,000	3,812,483

			9,005,185

Sweden - 0.21%
Swedbank AB, EMTN
3.625% due 12/02/2011		800,000	1,170,044
Switzerland - 0.81%
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		$5,000,000	4,485,315
United Kingdom - 1.57%
Barclays Bank PLC
7.70% due 12/31/2049 (b)(f)		1,000,000	775,390
Barclays Bank PLC, EMTN
1.585% due 04/20/2016 (b)	EUR	600,000	626,987
HBOS Treasury Services PLC, MTN
1.1525% due 07/17/2009 (b)(f)		$200,000	199,627
Lloyds TSB Bank PLC
2.2075% due 04/02/2012 (b)(f)		1,900,000	1,895,609
Pearson Dollar Finance Two PLC
6.25% due 05/06/2018 (f)		1,000,000	909,540
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	3,500,000	1,533,864
Royal Bank of Scotland PLC
2.625% due 05/11/2012 (f)		$2,400,000	2,401,840
XL Capital Finance PLC
6.50% due 01/15/2012		400,000	348,894

			8,691,751

United States - 21.74%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		300,000	307,821
Altria Group, Inc.
9.25% due 08/06/2019		2,000,000	2,212,582
American Electric Power Company, Inc.
5.25% due 06/01/2015		2,000,000	1,983,080
American Express Bank FSB, BKNT
0.5175% due 06/12/2012 (b)		900,000	802,069
American Express Company
7.00% due 03/19/2018		4,500,000	4,297,864
American General Finance Corp.
6.90% due 12/15/2017		2,000,000	989,434
American International Group, Inc.
8.175% due 05/15/2058 (b)(f)		3,600,000	831,996
8.25% due 08/15/2018 (f)		1,800,000	857,686
American International Group, Inc., MTN
5.85% due 01/16/2018		2,200,000	932,382
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	1,000,000	204,986
American International Group, Inc., Series REGS
8.00% due 05/22/2038 (b)		1,150,000	276,378
Autozone, Inc.
5.875% due 10/15/2012		$500,000	515,909

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
BAE Systems Holdings, Inc.
6.40% due 12/15/2011 (f)		$700,000	$737,078
Bank of America Corp., Series E, MTN
4.625% due 02/07/2017	EUR	1,500,000	1,423,785
Bear Stearns Companies, Inc.
7.25% due 02/01/2018		$4,400,000	4,536,127
Boston Scientific Corp.
6.00% due 06/15/2011		700,000	689,500
Capital One Financial Corp., MTN
5.70% due 09/15/2011		600,000	609,729
CBS Corp.
8.875% due 05/15/2019		1,800,000	1,788,707
Citigroup, Inc.
5.50% due 04/11/2013		3,400,000	3,260,855
6.00% due 08/15/2017		1,900,000	1,690,054
6.125% due 11/21/2017		3,400,000	3,047,546
6.125% due 05/15/2018		900,000	802,921
Citigroup, Inc., EMTN
1.527% due 02/09/2016 (b)	EUR	2,500,000	2,582,217
1.939% due 03/05/2014 (b)		5,900,000	6,537,762
CNA Financial Corp.
6.00% due 08/15/2011		$1,000,000	964,950
CVS Caremark Corp.
5.75% due 08/15/2011		700,000	740,601
D.R. Horton, Inc.
6.00% due 04/15/2011		800,000	770,000
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011		300,000	302,484
FPL Group Capital, Inc.
2.1956% due 06/17/2011 (b)		1,200,000	1,208,983
General Electric Capital Corp.
6.375% due 11/15/2067 (b)		1,000,000	705,970
General Electric Capital Corp., MTN
1.6163% due 05/22/2013 (b)		1,900,000	1,724,816
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/2018		1,900,000	1,974,284
Goldman Sachs Group, Inc.
5.25% due 06/01/2016	CAD	1,500,000	1,303,513
5.95% due 01/18/2018		$1,300,000	1,239,594
6.15% due 04/01/2018		400,000	386,151
Goldman Sachs Group, Inc., Series E, MTN
5.375% due 02/15/2013	EUR	700,000	984,601
6.375% due 05/02/2018		1,000,000	1,376,052
Hewlett-Packard Company
2.25% due 05/27/2011		$2,600,000	2,619,490
Home Depot, Inc.
5.40% due 03/01/2016		1,000,000	980,973
HSBC Finance Corp.
1.67% due 09/14/2012 (b)		1,700,000	1,476,943
5.25% due 01/15/2014		400,000	386,524
Intuit, Inc.
5.75% due 03/15/2017		2,000,000	1,853,714
Johnson Controls, Inc.
5.25% due 01/15/2011		600,000	600,326
JPMorgan Chase & Company
6.00% due 01/15/2018		1,500,000	1,492,914
6.40% due 05/15/2038		1,900,000	1,917,467
JPMorgan Chase & Company, MTN
5.058% due 02/22/2021 (b)	CAD	700,000	538,251

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
JPMorgan Chase Bank NA
4.375% due 11/30/2021 (b)	EUR	500,000	$555,543
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036		$900,000	708,986
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038		2,500,000	2,316,642
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013 ^		3,600,000	549,000
6.875% due 05/02/2018 ^		4,200,000	693,000
Loews Corp.
5.25% due 03/15/2016		200,000	200,025
Masco Corp.
6.125% due 10/03/2016		700,000	571,708
McKesson Corp.
5.70% due 03/01/2017		600,000	581,081
Merrill Lynch & Company, Inc., EMTN
2.148% due 05/30/2014 (b)	EUR	600,000	647,422
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018		$3,200,000	2,969,789
Morgan Stanley
1.5569% due 10/18/2016 (b)		600,000	441,907
1.6113% due 10/15/2015 (b)		4,600,000	3,728,521
Morgan Stanley, EMTN
1.845% due 04/13/2016 (b)	EUR	200,000	213,424
2.165% due 03/01/2013 (b)		1,100,000	1,319,081
Morgan Stanley, MTN
6.00% due 04/28/2015		$2,700,000	2,636,974
Motorola, Inc.
6.00% due 11/15/2017		700,000	582,357
Nabors Industries, Inc.
6.15% due 02/15/2018		2,000,000	1,875,514
Nationwide Health Properties, Inc.
6.50% due 07/15/2011		600,000	550,144
Nisource Finance Corp.
5.40% due 07/15/2014		200,000	177,454
Norfolk Southern Corp.
5.257% due 09/17/2014		2,000,000	2,018,114
President and Fellows of Harvard College
6.50% due 01/15/2039 (f)		1,700,000	1,841,848
Pricoa Global Funding I
1.1394% due 01/30/2012 (b)(f)		1,500,000	1,308,710
1.3563% due 06/26/2012 (b)(f)		2,900,000	2,480,353
Prudential Financial, Inc., MTN
6.625% due 12/01/2037		2,000,000	1,720,670
Rabobank Capital Funding Trust
5.254% due 12/29/2049 (b)(f)		1,700,000	1,275,000
Reynolds American, Inc.
2.02% due 06/15/2011 (b)		800,000	741,557
Sabre Holdings Corp.
7.35% due 08/01/2011		700,000	525,000
Sara Lee Corp.
6.25% due 09/15/2011		500,000	526,644
Sealed Air Corp.
5.625% due 07/15/2013 (f)		700,000	636,423
Simon Property Group LP
6.10% due 05/01/2016		1,000,000	929,918
Southwest Airlines Company
5.125% due 03/01/2017		500,000	412,042

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Sprint Capital Corp.
8.75% due 03/15/2032		$200,000	$158,000
Sprint Nextel Corp.
6.00% due 12/01/2016		1,000,000	812,500
State Street Capital Trust IV
2.32% due 06/15/2037 (b)		1,800,000	830,205
Target Corp.
7.00% due 01/15/2038		2,100,000	2,198,853
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (f)		300,000	265,361
The Board of Trustees of The Leland Stanford
Junior University
4.75% due 05/01/2019		1,900,000	1,877,751
Verizon Wireless Capital LLC
3.3163% due 05/20/2011 (b)(f)		2,600,000	2,677,421
Viacom, Inc.
5.75% due 04/30/2011		600,000	608,248
Virginia Electric & Power Company
6.35% due 11/30/2037		100,000	103,606
Wachovia Corp., MTN
5.50% due 05/01/2013		1,700,000	1,731,982
Wells Fargo Capital XIII, Series GMTN
7.70% due 12/29/2049 (b)		2,000,000	1,560,000
WM Covered Bond Program, Series EMTN
3.875% due 09/27/2011	EUR	3,500,000	4,647,439

			120,673,286

TOTAL CORPORATE BONDS (Cost $233,686,170)			$209,600,425

MUNICIPAL BONDS - 1.92%
California - 1.64%
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A
5.00% due 06/01/2038		$4,300,000	3,670,609
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.125% due 06/01/2047		300,000	178,632
State of California
5.00% due 11/01/2037		1,600,000	1,443,216
5.00% due 12/01/2037		1,500,000	1,352,895
7.50% due 04/01/2034		2,500,000	2,452,750

			9,098,102

Illinois - 0.05%
Chicago Illinois, Series A
4.75% due 01/01/2030		300,000	288,177
New York - 0.02%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series 1289
8.784% due 12/15/2013 (b)		130,000	109,989
Ohio - 0.20%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047		1,700,000	1,105,714

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Puerto Rico - 0.01%
Puerto Rico Sales Tax Financing Corp.
zero coupon due 08/01/2054		$500,000	$27,165

TOTAL MUNICIPAL BONDS (Cost $12,126,398)			$10,629,147

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.34%
Australia - 1.46%
Crusade Global Trust, Series 2004-2, Class A2
1.39% due 11/19/2037 (b)	EUR	1,032,089	1,271,100
Puma Finance, Ltd., Series 2004-P10, Class BA
3.39% due 07/12/2036 (b)	AUD	506,806	385,929
Puma Finance, Ltd., Series 2005-P11, Class BA
3.29% due 08/22/2037 (b)		432,113	323,284
Superannuation Members Home Loans Global
Fund, Series 2004-7, Class A1
1.4238% due 03/09/2036 (b)		$1,286,929	1,126,523
Swan, Series 2006-1E, Class A1
1.0175% due 05/12/2037 (b)		1,893,401	1,684,489
Swan, Series 2006-1E, Class A2
3.26% due 05/12/2037 (b)	AUD	1,704,061	1,268,299
Torrens Trust, Series 2007-1, Class A
3.5267% due 09/19/2014 (b)(e)		2,760,265	2,054,139

			8,113,763

Ireland - 0.43%
German Residential Asset Note Distributor PLC,
Series 2006-1, Class A
1.65% due 07/20/2016 (b)	EUR	1,230,292	1,231,153
Immeo Residential Finance PLC, Series 2007-2,
Class A
1.81% due 12/15/2016 (b)		1,330,578	1,191,637

			2,422,790

Italy - 0.06%
IntesaBci Sec 2 SRL, Series 2003-1, Class A2
1.546% due 08/28/2023 (b)		233,958	317,311
Netherlands - 0.56%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
2.266% due 04/18/2009 (b)		519,420	676,037
Delphinus BV, Series 2001-II, Class A1
1.556% due 11/28/2031 (b)		867,260	1,173,998
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
1.494% due 11/20/2035 (b)		982,091	1,251,872

			3,101,907

Spain - 0.08%
Bancaja Fondo de Titulizacion de Activos, Series
2005-8, Class A
1.516% due 10/25/2037 (b)		475,032	448,797
United States - 12.75%
Adjustable Rate Mortgage Trust, Series 2005-5,
Class 2A1
5.1519% due 09/25/2035 (b)		$165,399	112,881
American Home Mortgage Investment Trust, Series
2007-1, Class GA2
0.6775% due 05/25/2047 (b)		446,437	88,448

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)	$500,215	$348,936
Banc of America Funding Corp., Series 2006-A,
Class 1A1
4.5869% due 02/20/2036 (b)	1,666,659	1,273,331
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.1037% due 01/20/2047 (b)	230,513	116,874
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034	1,283,449	1,236,835
BCAP LLC Trust, Series 2006-AA2, Class A1
0.4787% due 01/25/2037 (b)	2,657,972	998,956
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
4.6259% due 08/25/2033 (b)	106,118	90,176
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.657% due 10/25/2033 (b)	254,566	225,295
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9, Class 2A1
5.2361% due 02/25/2034 (b)	31,329	22,495
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 22A
4.2739% due 05/25/2034 (b)	412,300	361,014
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 23A
4.6301% due 05/25/2034 (b)	183,352	128,660
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
2.94% due 03/25/2035 (b)	2,545,239	2,193,140
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
2.2588% due 03/25/2035 (b)	797,645	684,556
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
2.63% due 08/25/2035 (b)	1,366,672	1,194,522
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,515,905	1,319,729
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1
4.625% due 10/25/2035 (b)	3,011,396	2,250,695
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.49% due 09/25/2036 (b)	2,039,316	1,139,918
Bear Stearns Alt-A Trust, Series 2005-9, Class 24A1
5.5272% due 11/25/2035 (b)	1,058,666	513,885
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
0.4688% due 02/25/2034 (b)	97,491	48,915
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
5.7087% due 11/25/2036 (b)	2,400,373	1,232,628
Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1
5.7157% due 10/25/2036 (b)	1,836,396	947,787
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.6476% due 01/26/2036 (b)	1,093,436	484,606

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.5662% due 05/20/2045 (b)	$787,727	$305,039
Citigroup Commercial Mortgage Trust, Series
2007-C6, Class A3B
5.6999% due 02/10/2017 (b)	900,000	654,550
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
2.99% due 12/25/2035 (b)	418,287	320,907
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	2,126,834	1,607,089
Citigroup Mortgage Loan Trust, Inc., Series
2005-12, Class 2A1
1.2375% due 08/25/2035 (b)	1,135,071	718,627
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	770,570	566,146
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	878,389	634,879
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A, Class A2FL
0.6313% due 02/05/2019 (b)(f)	2,600,000	2,022,501
Countrywide Alternative Loan Trust, Series
2005-21CB, Class A3
5.25% due 06/25/2035	262,300	223,192
Countrywide Alternative Loan Trust, Series
2005-56, Class 2A2
3.4792% due 11/25/2035 (b)	121,571	54,382
Countrywide Alternative Loan Trust, Series
2005-56, Class 2A3
2.9392% due 11/25/2035 (b)	121,488	52,349
Countrywide Alternative Loan Trust, Series
2006-OA19, Class A1
0.4962% due 02/20/2047 (b)	2,305,734	839,314
Countrywide Alternative Loan Trust, Series
2007-11T1, Class A12
0.6587% due 05/25/2037 (b)	530,109	190,509
Countrywide Alternative Loan Trust, Series
2007-16CB, Class 5A1
6.25% due 08/25/2037	252,101	127,902
Countrywide Alternative Loan Trust, Series
2007-7T2, Class A9
6.00% due 04/25/2037	396,511	202,549
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
0.4888% due 05/25/2047 (b)	2,398,202	842,755
Countrywide Alternative Loan Trust,
Series 2005-11CB, Class 2A8
4.50% due 06/25/2035	235,094	228,193
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
0.5888% due 02/25/2037 (b)	4,295,674	1,889,033
Countrywide Alternative Loan Trust,
Series 2006-OA1, Class 2A1
0.5262% due 03/20/2046 (b)	1,435,598	544,586

The accompanying notes are an integral part of the financial statements.
67

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
4.6887% due 08/25/2034 (b)	$105,347	$65,002
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7875% due 11/25/2034 (b)	321,693	245,260
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-R2, Class 1AF1
0.7775% due 06/25/2035 (b)(f)	143,069	103,732
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-HYB9,
Class 5A1
5.25% due 02/20/2036 (b)	625,291	365,674
Countrywide Home Loans,
Series 2004-12, Class 12A1
4.7171% due 08/25/2034 (b)	972,816	779,783
Countrywide Home Loans,
Series 2004-25, Class 1A1
0.6388% due 02/25/2035 (b)	272,069	137,831
Countrywide Home Loans,
Series 2004-25, Class 2A1
0.6488% due 02/25/2035 (b)	324,050	165,517
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	685,169	468,144
CS First Boston Mortgage Securities Corp., Series
2003-AR18, Class 2A3
4.0735% due 07/25/2033 (b)	31,068	27,538
CS First Boston Mortgage Securities Corp., Series
2003-AR20, Class 2A1
4.415% due 08/25/2033 (b)	361,937	317,550
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
2.714% due 02/25/2045 (b)	299,305	287,019
Federal Home Loan Mortgage Corp.,
Series 2004-2895, Class F
0.6944% due 06/15/2031 (b)	537,933	535,609
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PN
5.00% due 11/15/2021	135,537	135,464
Federal National Mortgage Association, Series
2003-W6, Class F
0.6587% due 09/25/2042 (b)	642,361	601,857
Federal National Mortgage Association, Series
2005-120, Class NF
0.4087% due 01/25/2021 (b)	343,645	337,733
Federal National Mortgage Association, Series
2006-15, Class FC
0.5675% due 03/25/2036 (b)	1,028,908	810,849
Federal National Mortgage Association, Series
2006-16, Class FC
0.7375% due 03/25/2036 (b)	2,116,613	2,078,246
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.628% due 02/25/2036 (b)	912,497	904,752
First Horizon Asset Securities, Inc., Series
2003-AR2, Class 2A1
3.4843% due 07/25/2033 (b)	88,879	79,366

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
First Horizon Asset Securities, Inc., Series
2003-AR4, Class 2A1
4.7422% due 12/25/2033 (b)	$201,243	$167,338
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.3586% due 08/25/2035 (b)	158,830	121,808
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.6944% due 11/15/2031 (b)	378,755	302,649
GMAC Mortgage Corp. Loan Trust, Series
2004-AR1, Class 22A
4.7581% due 06/25/2034 (b)	23,952	13,947
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034	682,202	683,527
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
0.3887% due 10/25/2046 (b)	1,573,562	1,283,851
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
4.8232% due 10/25/2033 (b)	22,292	17,059
GS Mortgage Securities Corp., Series 2003-1,
Class A2
1.0087% due 01/25/2032 (b)	278,731	179,392
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.5352% due 03/25/2033 (b)	202,464	183,423
Harborview Mortgage Loan Trust, Series 2003-1,
Class A
4.3881% due 05/19/2033 (b)	343,463	295,167
Harborview Mortgage Loan Trust, Series 2005-4,
Class 3A1
5.1433% due 07/19/2035 (b)	50,008	30,462
Harborview Mortgage Loan Trust, Series 2006-1,
Class 2A1A
0.5681% due 03/19/2037 (b)	1,485,351	566,724
Harborview Mortgage Loan Trust, Series 2006-12,
Class 2A11
0.4181% due 01/19/2038 (b)	752,805	688,875
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
0.5181% due 01/19/2038	2,234,875	829,953
Impac Secured Assets Corp., Series 2006-4, Class
A2A
0.5175% due 01/25/2037 (b)	702,477	518,702
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
4.9877% due 12/25/2034 (b)	90,877	69,086
JPMorgan Alternative Loan Trust, Series 2006-A6,
Class 2A1
5.50% due 11/25/2036 (b)	648,848	525,413
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,100,000	877,990
JPMorgan Mortgage Trust, Series 2003-A2, Class
3A1
4.3727% due 11/25/2033 (b)	270,182	237,746
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0159% due 02/25/2035 (b)	503,201	441,245

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
JPMorgan Mortgage Trust,
Series 2004-S1, Class 1A3
4.50% due 08/25/2019	$1,255,851	$1,217,840
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
0.4244% due 09/15/2021 (b)(f)	326,431	287,386
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
0.7844% due 12/15/2030 (b)	983,708	791,663
Merrill Lynch Mortgage Investors, Inc., Series
2003-A2, Class 1A1
5.1544% due 02/25/2033 (b)	132,262	112,619
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
2.42% due 10/25/2035 (b)	1,264,485	934,533
Merrill Lynch Mortgage Investors, Inc., Series
2005-A8, Class A3A2
0.5587% due 08/25/2036 (b)	207,310	92,584
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-C, Class A1
0.7675% due 06/25/2028 (b)	628,777	364,260
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-5, Class A4
5.378% due 08/12/2048	900,000	613,268
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-8, Class A3
5.957% due 08/12/2049 (b)	2,000,000	1,535,004
Puma Finance, Ltd., Series 2006-G5, Class A1
0.8225% due 02/21/2038 (b)(e)	1,419,320	1,048,000
Residential Accredit Loans, Inc., Series 2006-QO6,
Class A1
0.4888% due 06/25/2046 (b)	2,611,983	987,899
Residential Accredit Loans, Inc., Series 2007-QO2,
Class A1
0.4588% due 02/25/2047 (b)	591,274	224,611
Residential Accredit Loans, Inc.,
Series 2006-QO3, Class A1
0.6475% due 04/25/2046 (b)	1,619,190	600,866
Residential Asset Securitization Trust, Series
2005-A15, Class 5A1
5.75% due 02/25/2036	354,891	254,679
Residential Asset Securitization Trust, Series
2006-R1, Class A2
0.7088% due 01/25/2046 (b)	691,328	273,663
Residential Funding Mortgage Securities I, Series
2005-SA4, Class 1A21
5.1999% due 09/25/2035 (b)	197,676	141,856
Sequoia Mortgage Trust, Series 5, Class A
0.6781% due 10/19/2026 (b)	247,970	187,526
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.9046% due 02/25/2034 (b)	179,633	140,435
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.9182% due 02/25/2034 (b)	987,983	747,359
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 7A1
5.1932% due 09/25/2034 (b)	813,679	694,773

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
2.8391% due 01/25/2035 (b)	$824,547	$365,204
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4, Class 3A2
4.0836% due 04/25/2034 (b)	397,480	320,952
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 12A1
0.6575% due 05/25/2036 (b)	1,941,682	712,853
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
0.4288% due 08/25/2011 (b)	1,793,534	1,636,693
WaMu Mortgage Pass Through Certificates, Series
2003-AR9, Class 1A5
4.5547% due 09/25/2033 (b)	398,978	394,600
WaMu Mortgage Pass Through Certificates, Series
2003-AR9, Class 1A6
4.5496% due 09/25/2033 (b)	4,000,000	3,405,484
WaMu Mortgage Pass Through Certificates, Series
2004-AR9, Class A7
4.13% due 08/25/2034 (b)	1,500,000	1,489,484
WaMu Mortgage Pass Through Certificates, Series
2006-AR19, Class 1A
2.1792% due 01/25/2047 (b)	652,154	235,193
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
2.6392% due 11/25/2042 (b)	430,927	250,420
WaMu Mortgage Pass-Through Certificates, Series
2003-AR5, Class A7
2.9279% due 06/25/2033 (b)	120,903	96,329
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
0.5987% due 10/25/2045 (b)	197,419	92,853
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
0.6187% due 01/25/2045 (b)	335,533	158,152
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
0.5387% due 04/25/2045 (b)	574,558	277,189
WaMu Mortgage Pass-Through Certificates, Series
2006-AR17, Class 1A1A
2.3242% due 12/25/2046 (b)	483,588	193,023
WaMu Mortgage Pass-Through Certificates, Series
2006-AR3, Class A1A
2.514% due 02/25/2046 (b)	1,098,445	442,690
WaMu Mortgage Pass-Through Certificates,
Series 2003-R1, Class A1
0.8487% due 12/25/2027 (b)	1,004,905	713,835
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR5,
Class 3A
2.3792% due 07/25/2046 (b)	449,922	156,230
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.7197% due 09/25/2034 (b)	1,791,264	1,563,951

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)		$2,092,263	$1,482,516

			70,758,542

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $119,555,585)			$85,163,110

ASSET BACKED SECURITIES - 3.88%
Ireland - 0.57%
Cars Alliance Funding PLC, Series 2007-1, Class A
1.586% due 10/08/2023 (b)	EUR	1,700,000	2,121,299
SC Germany Auto, Series 2007-1, Class A
0.974% due 08/11/2015 (b)		779,344	1,055,020

			3,176,319

Italy - 0.21%
Locat Securitisation Vehicle Srl, Series 2006-4,
Class A2
1.847% due 12/12/2028 (b)		900,000	1,177,253
Luxembourg - 0.14%
Silver Arrow SA, Series 2006-2, Class A
0.915% due 08/15/2014 (b)		557,704	784,311
United States - 2.96%
Access Group, Inc., Series 2008-1, Class A
2.3919% due 10/27/2025 (b)		$2,612,807	2,589,130
ACE Securities Corp., Series 2006-NC1, Class A2B
0.5875% due 12/25/2035 (b)		266,189	258,216
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
0.4144% due 08/15/2021 (b)(f)		9,614	8,035
Countrywide Asset-Backed Certificates, Series
2007-2, Class 2A1
0.4875% due 02/25/2037 (b)		593,763	527,960
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
0.3787% due 06/25/2047 (b)		1,121,166	1,030,681
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
0.3587% due 11/25/2036 (b)		820,463	769,594
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF18, Class A2A
0.5075% due 12/25/2037 (b)		607,269	566,690
Ford Credit Auto Owner Trust, Series 2008-C,
Class A2B
1.2444% due 01/15/2011 (b)		1,148,558	1,149,389
Franklin Auto Trust, Series 2008-A, Class A2
1.3162% due 10/20/2011 (b)		1,090,093	1,079,275
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
0.3587% due 12/25/2036 (b)		926,919	594,040
JPMorgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
0.3587% due 08/25/2036 (b)		276,354	261,875
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
0.5888% due 10/25/2034 (b)		134,514	84,860

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
Mid-State Trust, Series 1995-4, Class A
8.33% due 04/01/2030	$1,400,909	$1,123,644
Nelnet Student Loan Trust, Series 2008-4, Class A1
1.6219% due 04/27/2015 (b)	1,312,354	1,311,806
Nomura Asset Acceptance Corp., Series 2006-S1,
Class A1
0.5775% due 01/25/2036 (b)(f)	33,998	29,407
Residential Asset Mortgage Products, Inc., Series
2006-RZ5, Class A1A
0.5375% due 08/25/2046 (b)	538,299	511,420
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
0.3787% due 11/25/2036 (b)	275,736	271,346
SACO I, Inc., Series 2005-10, Class 1A
0.6975% due 11/25/2033 (b)	455,391	196,269
SLM Student Loan Trust, Series 2003-6, Class A4
1.52% due 12/17/2018 (b)	461,205	452,461
Soundview Home Equity Loan Trust, Series
2006-EQ2, Class A1
0.5175% due 01/25/2037 (b)	295,973	287,123
Structured Asset Securities Corp., Series 2006-11,
Class A1
4.6881% due 10/25/2035 (b)(e)(f)	658,353	408,145
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	3,000,000	2,395,600
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.5387% due 10/25/2035 (b)(f)	363,925	342,710
Wells Fargo Home Equity Trust,
Series 2005-3, Class AII2
0.6775% due 11/25/2035 (b)(f)	159,159	156,176

		16,405,852

TOTAL ASSET BACKED SECURITIES
(Cost $24,339,453)		$21,543,735

PREFERRED STOCKS - 0.01%
United States - 0.01%
SLM Corp., 2.14% (i)	6,200	64,728

TOTAL PREFERRED STOCKS (Cost $69,750)		$64,728

TERM LOANS - 0.49%
United States - 0.49%
Chrysler Financial
4.46% due 08/03/2012 (b)	2,296,185	2,015,723
Ford Motor Company, Term B
3.46% due 11/29/2013 (b)	977,500	691,887

		2,707,610

TOTAL TERM LOANS (Cost $3,212,919)		$2,707,610

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS - 0.00%
Germany - 0.00%
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 06/18/2009 at $1.13 *	78,000,000	$3,859

TOTAL OPTIONS (Cost $10,571)		$3,859

REPURCHASE AGREEMENTS - 7.94%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 05/29/2009 at 0.20% to be
repurchased at $37,100,618 on
06/01/2009, collateralized by
$35,460,000 Federal National
Mortgage Association, 3.875% due
07/12/2013 (valued at
$38,017,375, including interest)	$37,100,000	$37,100,000
Repurchase Agreement with State Street
Corp. dated 05/29/2009 at 0.07% to be
repurchased at $6,952,041 on 06/01/2009,
collateralized by $6,975,000 Federal
National Mortgage Association, 2.375%
due 05/20/2010 (valued at $7,091,483,
including interest)	6,952,000	6,952,000

TOTAL REPURCHASE AGREEMENTS
(Cost $44,052,000)		$44,052,000

SHORT TERM INVESTMENTS - 0.12%
U.S. Treasury Bills
zero coupon due 07/02/2009 ***	$670,000	$669,934

TOTAL SHORT TERM INVESTMENTS
(Cost $669,934)		$669,934

Total Investments (Global Bond Fund)
(Cost $706,539,829) - 116.34%		$645,665,731
Other assets and liabilities, net - (16.34)%		(90,681,723)

TOTAL NET ASSETS - 100.00%		$554,984,008

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 100.00%
Government National Mortgage Association
6.00%, TBA **	$24,600,000	$25,695,468

TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $25,735,548)		$25,695,468

Total Securities Sold Short (Global Bond Fund)
(Proceeds $25,735,548)		$25,695,468

Global Infrastructure Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.94%
Australia - 3.78%
Macquarie Infrastructure Group	14,000	$15,725
SP Ausnet	25,000	16,041
Transurban Group, Ltd. *	12,000	39,091

		70,857
Bermuda - 0.12%
Frontline, Ltd.	100	2,338
Brazil - 2.00%
Brasil Telecom SA, ADR *	302	6,562
Cia Energetica de Minas Gerais, ADR	422	5,583
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	512	16,000
Telecomunicacoes de Sao Paulo SA	408	9,433

		37,578
Canada - 13.04%
Aecon Group, Inc.	600	6,485
ATCO, Ltd., Class I	120	3,937
Canadian Utilities, Ltd.	400	12,963
Enbridge, Inc.	1,800	63,918
SNC-Lavalin Group, Inc.	1,200	43,054
The Churchill Corp. *	2,300	24,943
TransCanada Corp.	3,000	89,220

		244,520
France - 3.51%
France Telecom SA, SADR	1,441	33,633
GDF Suez	816	32,170

		65,803
Germany - 2.55%
E.ON AG, ADR	491	17,421
Fraport AG, ADR	300	12,307
RWE AG	217	18,046

		47,774
Italy - 1.45%
Enel SpA	2,700	16,110
Terna SpA	3,000	11,025

		27,135
Japan - 5.29%
Kamigumi Company, Ltd.	1,000	7,726
Nippon Telegraph & Telephone Corp., ADR	2,207	45,839
NTT DoCoMo, Inc., SADR	3,058	45,687

		99,252
Mexico - 0.23%
Telefonos de Mexico SAB de CV, Series L,
SADR	261	4,335
Netherlands - 3.71%
Koninklijke KPN NV, SADR	5,306	69,509
Portugal - 4.34%
Electricidade de Portugal SA	13,317	53,539
Portugal Telecom SGPS SA, ADR *	3,112	27,884

		81,423
Spain - 11.46%
Abertis Infraestructuras SA	2,400	45,258
Enagas	500	9,237

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Gas Natural SDG SA	1,447	$26,097
Iberdrola SA	4,444	38,047
Telefonica SA, SADR	1,484	96,341

		214,980
Switzerland - 1.76%
Swisscom AG	1,116	32,978
Taiwan - 0.26%
Chunghwa Telecom Company, Ltd., ADR	258	4,904
Turkey - 0.25%
Turkcell Iletisim Hizmetleri AS, ADR	355	4,725
United Kingdom - 8.89%
BT Group PLC	1,509	21,352
National Grid PLC, SADR	399	19,396
Severn Trent PLC	1,172	21,283
United Utilities Group PLC	2,219	19,253
Vodafone Group PLC, SADR	4,546	85,556

		166,840
United States - 35.30%
Alliant Energy Corp.	1,371	32,534
Apollo Group, Inc., Class A *	900	53,190
AT&T, Inc.	2,807	69,586
CenterPoint Energy, Inc.	1,585	16,040
DeVry, Inc.	700	30,499
DTE Energy Company	1,121	33,910
Edison International	1,245	36,404
El Paso Corp.	2,600	25,350
Energen Corp.	682	25,384
Entergy Corp.	241	17,984
FirstEnergy Corp.	323	12,206
FPL Group, Inc.	500	28,265
ITT Educational Services, Inc. *	300	27,537
Kinder Morgan Management LLC *	629	28,236
OGE Energy Corp.	387	9,992
ONEOK, Inc.	687	20,129
Pinnacle West Capital Corp.	245	6,774
Sempra Energy	469	21,424
Shenandoah Telecommunications Company	188	3,630
Spectra Energy Corp.	2,700	43,335
Telephone & Data Systems, Inc.	152	4,607
USA Mobility, Inc. *	440	4,919
Verizon Communications, Inc.	1,475	43,159
Williams Companies, Inc.	4,000	67,120

		662,214

TOTAL COMMON STOCKS (Cost $1,924,439)		$1,837,165

RIGHTS - 0.13%
Australia - 0.01%
SP Ausnet (Expiration Date: 06/05/2009) *	6,250	100

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Spain - 0.12%
Abertis Infraestructuras SA (Expiration Date:
05/27/2009) *	120	$$2,256

TOTAL RIGHTS (Cost $2,045)		$2,356

Total Investments (Global Infrastructure Fund)
(Cost $1,926,484) - 98.07%		$1,839,521
Other assets and liabilities, net - 1.93%		36,199

TOTAL NET ASSETS - 100.00%		$1,875,720

The portfolio had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assets):

Electrical Utilities	20.00%
Gas & Pipeline Utilities	19.87%
Telecommunications Equipment & Services	12.58%
Telephone	10.68%
Cellular Communications	7.76%

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.51%
Australia - 6.99%
CFS Gandel Retail Trust	1,685,863	$2,231,425
Charter Hall Group, Ltd	252,081	87,585
Commonwealth Property Office Fund, Ltd.	762,307	490,142
Dexus Property Group, REIT	3,681,979	2,255,270
General Property Trust, Ltd.	7,819,073	3,256,088
ING Office Fund	1,892,426	877,988
Lend Lease Corp.	15,032	83,414
Macquarie CountryWide Trust	1,445,518	501,540
Macquarie Goodman Group, Ltd.	2,151,974	434,286
Macquarie Leisure Trust Group	129,064	150,170
Macquarie Office Trust	2,050,133	315,532
Mirvac Group, Ltd.	1,734,363	1,604,870
Stockland Company, Ltd.	1,332,520	3,322,557
Westfield Group	1,501,511	13,215,152

		28,826,019
Canada - 2.35%
Allied Properties Real Estate Investment Trust	144,900	1,964,296
Boardwalk Real Estate Investment Trust	53,300	1,530,041
Extendicare Real Estate Investment Trust	239,400	1,304,722
RioCan Real Estate Investment Trust	361,300	4,887,933

		9,686,992
Finland - 0.34%
Technopolis Oyj	350,000	1,401,428
France - 4.06%
Fonciere Des Regions (a)	19,651	1,490,139
Klepierre SA (a)	90,107	2,287,219
Unibail-Rodamco, REIT	80,400	12,939,691

		16,717,049

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Guernsey - 0.12%
Camper & Nicholsons Marina Investments, Ltd. *	1,250,000	$505,094
Hong Kong - 19.35%
China Overseas Land & Investment, Ltd.	5,163,452	10,919,572
China Resources Land, Ltd.	2,449,000	5,800,443
Hang Lung Properties, Ltd.	2,077,592	6,947,043
Henderson Land Development Company, Ltd.	1,031,000	6,208,882
Kerry Properties, Ltd.	915,303	3,953,643
Link, REIT	1,902,000	3,736,250
New World China Land, Ltd.	5,929,200	3,373,328
New World Development Company, Ltd.	2,748,863	5,192,160
Shimao Property Holdings, Ltd., GDR	1,619,000	2,779,045
Sino Land Company, Ltd.	1,994,000	3,734,606
Sun Hung Kai Properties, Ltd.	2,169,173	27,099,475

		79,744,447
Japan - 16.11%
Aeon Mall Company, Ltd.	148,900	2,549,992
Goldcrest Company, Ltd.	13,880	351,019
Japan Real Estate Investment Corp., REIT	526	4,073,012
Japan Retail Fund Investment Corp., REIT	527	2,417,325
Kenedix Realty Investment Corp. *	819	2,189,534
Mitsubishi Estate Company, Ltd.	1,169,000	19,276,875
Mitsui Fudosan Company, Ltd.	1,081,000	18,058,265
Nippon Building Fund, Inc., REIT	647	5,712,039
NTT Urban Development Corp.	1,776	1,684,747
Orix JREIT, Inc. *	553	2,447,503
Sumitomo Realty &
Development Company, Ltd.	500,000	7,651,573

		66,411,884
Netherlands - 1.56%
Corio NV	80,000	3,938,332
NR Nordic and Russia Properties, Ltd.	1,750,000	522,968
Wereldhave NV	25,000	1,980,694

		6,441,994
Singapore - 4.84%
Ascendas, REIT *	3,227,088	3,403,382
Capitaland, Ltd.	3,112,500	8,208,318
CapitaMall Trust *	2,494,100	2,306,958
Hong Kong Land Holdings, Ltd.	1,448,000	5,047,651
Suntec Real Estate Investment Trust *	1,502,000	993,125

		19,959,434
Sweden - 0.11%
Lennart Wallenstam Byggnads AB, Series B	39,580	438,814
United Kingdom - 7.22%
Big Yellow Group PLC	170,000	862,103
British Land Company PLC	315,000	1,999,566
Capital & Regional PLC	1,000,000	596,816
Derwent Valley Holdings PLC (a)	170,000	2,330,328
Equest Balkan Properties PLC *	647,078	219,633
Great Portland Estates PLC (a)	260,000	1,305,729
Hammerson PLC	690,000	3,295,301
Hansteen Holdings PLC	600,000	761,277
Helical Bar PLC	350,000	1,974,559
Land Securities Group PLC	610,000	4,862,588
London & Stamford Property, Ltd.	620,000	1,222,292

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Max Property Group PLC *	404,532	$817,306
Minerva PLC *	624,000	129,535
Safestore Holdings, Ltd.	900,000	1,069,337
Segro PLC, REIT	8,850,000	3,847,716
South African Property Opportunities PLC *	1,400,000	1,527,404
Terrace Hill Group PLC	2,100,000	512,084
Unite Group PLC	1,200,000	2,434,396

		29,767,970
United States - 34.46%
AMB Property Corp., REIT	203,000	3,623,550
American Campus Communities, Inc., REIT	232,850	5,353,221
Avalon Bay Communities, Inc., REIT	116,728	7,176,437
BioMed Realty Trust, Inc., REIT	230,250	2,263,357
Boston Properties, Inc., REIT	213,950	10,338,064
DiamondRock Hospitality Company, REIT	82,050	533,325
Digital Realty Trust, Inc., REIT	170,100	6,084,477
Duke Realty Corp., REIT	388,600	3,695,586
Equity Lifestyle Properties, Inc., REIT	31,380	1,231,351
Equity Residential, REIT	312,500	7,606,250
Essex Property Trust, Inc., REIT	48,350	3,292,152
HCP, Inc., REIT	227,300	5,280,179
Host Hotels & Resorts, Inc., REIT	357,260	3,351,099
Kilroy Realty Corp., REIT	78,200	1,664,878
Kimco Realty Corp., REIT	567,600	6,635,244
Kite Realty Group Trust, REIT	196,600	636,984
LaSalle Hotel Properties, REIT	35,350	483,588
LTC Properties, Inc., REIT	46,730	972,451
Macerich Company, REIT (a)	35,700	602,616
Medical Properties Trust, Inc., REIT	241,822	1,523,479
Nationwide Health Properties, Inc., REIT	203,718	5,412,787
Post Properties, Inc., REIT	37,350	568,841
ProLogis, REIT	934,200	7,931,358
Public Storage, REIT	153,550	10,227,966
Regency Centers Corp., REIT	230,080	8,197,750
Senior Housing Properties Trust, REIT	326,463	5,468,255
Simon Property Group, Inc., REIT	272,923	14,593,193
SL Green Realty Corp., REIT	137,400	3,146,460
Ventas, Inc., REIT	195,321	5,929,946
Vornado Realty Trust, REIT	134,315	6,267,138
Weingarten Realty Investors, REIT	123,900	1,967,532

		142,059,514

TOTAL COMMON STOCKS (Cost $372,003,877)		$401,960,639

INVESTMENT COMPANIES - 0.40%
Cayman Islands - 0.02%
ARGO Real Estate Opportunities Fund, Ltd. *	600,000	97,545
Luxembourg - 0.38%
ProLogis European Properties *	450,000	1,568,320

TOTAL INVESTMENT COMPANIES (Cost $3,623,310)		$1,665,865

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)
		Shares or
		Principal
		Amount	Value

RIGHTS - 0.05%
Australia - 0.05%
Stockland Company, Ltd. (Expiration Date:
06/11/2009)		588,447	$188,515

TOTAL RIGHTS (Cost $0)			$188,515

CORPORATE BONDS - 0.38%
United Kingdom - 0.38%
Liberty International PLC, Series LII
3.95% due 09/30/2010 (a)	GBP	1,211,000	1,556,085

TOTAL CORPORATE BONDS (Cost $1,425,251)			$1,556,085

CONVERTIBLE BONDS - 0.03%
Germany - 0.03%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	167,300	109,754

TOTAL CONVERTIBLE BONDS (Cost $222,952)			$109,754

SHORT TERM INVESTMENTS - 2.02%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)		$833,816	8,338,159

TOTAL SHORT TERM INVESTMENTS
(Cost $8,338,159)			$8,338,159

REPURCHASE AGREEMENTS - 0.18%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$748,004 on 06/01/2009,
collateralized by $695,000 Federal
National Mortgage Association,
7.125% due 06/15/2010 (valued at
$763,736, including interest)		$748,000	$748,000

TOTAL REPURCHASE AGREEMENTS
(Cost $748,000)			$748,000

Total Investments (Global Real Estate Fund)
(Cost $386,361,549) - 100.57%			$414,567,017
Other assets and liabilities, net - (0.57)%			(2,337,953)

TOTAL NET ASSETS - 100.00%			$412,229,064

The portfolio had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assets):

Real Estate		96.13%
Building Materials & Construction		1.26%
Investment Companies		0.40%
Retail Grocery		0.12%
		0.00%

Global Timber Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.66%
Australia - 5.92%
Gunns, Ltd.	148,192	$117,946
Brazil - 4.15%
Suzano Papel e Celulose SA * (i)	2,617	22,052
Votorantim Celulose e Papel SA, SADR *	5,110	60,656

		82,708
Canada - 19.08%
Canfor Corp. *	10,544	54,181
Sino-Forest Corp. *	21,198	246,590
West Fraser Timber Company, Ltd.	2,991	79,614

		380,385
Finland - 3.06%
UPM-Kymmene Oyj	6,513	61,063
Hong Kong - 2.32%
China Grand Forestry Resources Group, Ltd. *	750,993	46,222
Japan - 6.29%
Daio Paper Corp.	3,111	28,347
Oji Paper Company, Ltd.	17,191	80,109
Sumitomo Forestry Company, Ltd.	2,360	17,006

		125,462
South Africa - 1.24%
Sappi, Ltd., SADR *	7,079	24,706
Sweden - 9.61%
Holmen AB, Series B	3,487	86,483
Svenska Cellulosa AB, B Shares	9,071	104,963

		191,446
United States - 45.99%
Bemis Company, Inc.	1,165	29,230
Deltic Timber Corp.	1,176	39,490
International Paper Company	5,949	85,487
Kimberly-Clark Corp.	1,008	52,305
P.H. Glatfelter Company	1,985	20,346
Packaging Corp. of America	5,111	82,389
Plum Creek Timber Company, Inc.	4,389	152,079
Potlatch Corp.	3,145	82,336
Rayonier, Inc.	4,948	197,920
Rock-Tenn Company, Class A	1,586	60,871
Schweitzer Mauduit International, Inc.	875	19,661
Sonoco Products Company	357	8,697
Wausau-Mosinee Paper Corp.	1,581	11,446

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Timber Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Weyerhaeuser Company	2,218	74,481

		916,738

TOTAL COMMON STOCKS (Cost $1,736,511)		$1,946,676

Total Investments (Global Timber Fund)
(Cost $1,736,511) - 97.66%		$1,946,676
Other assets and liabilities, net - 2.34%		46,625

TOTAL NET ASSETS - 100.00%		$1,993,301

The portfolio had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assets):

Paper	44.20%
Forest Products	41.50%
Containers & Glass	6.04%
Cosmetics & Toiletries	2.62%
Building Materials & Construction	2.32%

High Income Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 64.81%
Advertising - 0.43%
R.H. Donnelley Corp.
6.875% due 01/15/2013 ^	$385,000	$26,950
8.875% due 10/15/2017 ^	7,640,000	534,800
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013 ^	2,890,000	202,300
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^	8,686,000	608,020
Vertis, Inc.
13.50% due 04/01/2014	903,776	4,428
Vertis, Inc., Series A
18.50% due 10/01/2012	3,369,935	256,958

		1,633,456
Air Travel - 7.36%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	78,468	56,890
American Airlines Pass Through Trust 2001-01,
Series 01-1
7.379% due 05/23/2016	5,967,339	2,923,996
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	384,000
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014 (f)	875,821	481,702
AMR Corp., MTN, Series B
10.40% due 03/10/2011	4,500,000	2,475,000
Continental Airlines, Inc.
5.00% due 06/15/2023	8,280,000	7,576,200
Delta Air Lines, Inc., Series 01-1
7.711% due 03/18/2013	5,830,000	4,430,800
Gol Finance
8.75% due 12/31/2049 (f)	3,470,000	1,735,000

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Air Travel (continued)
Northwest Airlines
1.00% due 01/16/2017	$4,470,000	$2,816
6.625% due 02/15/2023	15,690,000	78,450
7.625% due 11/15/2023	8,745,000	43,725
8.70% due 03/15/2049	2,055,000	10,480
8.875% due 06/01/2049	6,360,000	32,436
9.875% due 03/15/2037	7,045,000	35,929
10.00% due 02/01/2049	3,115,000	15,887
US Airways Group, Inc.
7.00% due 09/30/2020	5,920,000	4,854,400
7.25% due 05/15/2014	3,350,000	2,579,835

		27,717,546

Auto Parts - 7.30%
Allison Transmission, Inc.
11.00% due 11/01/2015 (f)	6,840,000	5,335,200
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (f)	14,175,000	9,568,125
Goodyear Tire & Rubber Company
8.625% due 12/01/2011	3,995,000	3,885,137
10.50% due 05/15/2016	1,480,000	1,472,600
Tenneco Automotive, Inc.
8.625% due 11/15/2014	6,815,000	4,191,225
TRW Automotive, Inc.
7.00% due 03/15/2014 (f)	800,000	588,000
7.25% due 03/15/2017 (f)	3,500,000	2,450,000

		27,490,287

Auto Services - 0.07%
United Rentals North America, Inc.
7.00% due 02/15/2014	335,000	257,950
Broadcasting - 8.51%
Canadian Satellite Radio Holdings, Inc.
1.00% due 02/14/2016 (b)(e)	534,184	153,097
12.75% due 02/15/2014	4,045,000	950,575
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,700,000	155,713
Sirius XM Radio, Inc.
7.00% due 12/01/2014 (f)	10,275,000	3,711,844
9.625% due 08/01/2013	7,352,000	4,760,420
13.00% due 08/01/2013 (f)	21,680,000	15,609,600
Sirius XM Radio, Inc., Series AI
10.00% due 06/01/2011	12,885,000	6,700,200

		32,041,449

Building Materials & Construction - 0.24%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,006,000	905,400
Business Services - 0.07%
MSX International UK
12.50% due 04/01/2012 (f)	1,185,000	266,625
Cable & Television - 5.20%
Adelphia Communications Corp.
7.75% due 01/15/2049	3,000,000	48,750
9.875% due 03/01/2049	1,965,000	31,931
10.25% due 11/01/2049	985,000	16,006
Century Communications
8.375% due 12/15/2049 ^	1,000,000	0

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable & Television (continued)
Charter Communications Holdings I LLC
9.92% due 04/01/2014 ^	$7,475,000	$65,406
10.00% due 05/15/2014 ^	4,055,000	35,481
11.00% due 10/01/2015 ^	13,145,000	1,511,675
11.125% due 01/15/2014 ^	2,830,000	24,763
12.125% due 01/15/2015 ^	2,925,000	25,594
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^ (f)	2,035,000	2,014,650
10.25% due 10/01/2013 ^ (f)	5,494,000	5,081,950
10.25% due 09/15/2010 ^	4,970,000	4,870,600
Charter Communications Holdings LLC
8.75% due 11/15/2013 ^	3,335,000	3,051,525
Charter Communications, Inc.
10.875% due 09/15/2014 ^ (f)	2,680,000	2,760,400
Young Broadcasting, Inc.
10.00% due 03/01/2011 ^	8,135,000	61,013

		19,599,744

Cellular Communications - 1.45%
American Tower Corp.
5.00% due 02/15/2010	441,000	439,011
Nextel Communications, Inc., Series D
7.375% due 08/01/2015	6,360,000	5,040,300

		5,479,311

Chemicals - 1.73%
American Pacific Corp.
9.00% due 02/01/2015	7,485,000	6,530,663
Containers & Glass - 1.31%
Graham Packaging Company
9.875% due 10/15/2014	610,000	542,900
Pliant Corp.
11.125% due 09/01/2009 ^ (a)	552,000	2,070
11.625% due 06/15/2009 ^	1,015,725	411,369
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017 ^	11,000,000	3,575,000
8.375% due 07/01/2012 ^	400,000	126,000
US Corrugated, Inc.
10.00% due 06/12/2013	460,000	262,200

		4,919,539

Drugs & Health Care - 0.73%
Duane Reade, Inc.
9.75% due 08/01/2011	3,450,000	2,760,000
Electrical Utilities - 2.99%
CMS Energy Corp.
8.50% due 04/15/2011	37,000	37,371
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016	4,478,500	1,791,400
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015	15,915,000	9,429,637

		11,258,408

Electronics - 0.29%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2010 ^	919,000	321,650
10.00% due 02/15/2010 ^	2,170,000	759,500

		1,081,150

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 1.73%
Exide Technologies, Series B
10.50% due 03/15/2013	$7,735,000	$6,497,400
Financial Services - 1.66%
JPMorgan Chase & Company, Series 1
7.90 due 12/31/2049 (b)	5,403,000	4,511,667
TAM Capital, Inc.
7.375% due 04/25/2017	2,090,000	1,494,350
Ucar Finance, Inc.
10.25% due 02/15/2012	282,000	262,965

		6,268,982

Food & Beverages - 1.04%
ASG Consolidated LLC/ASG Finance, Inc.
11.50% due 11/01/2011 (f)	4,360,000	3,902,200
Healthcare Services - 0.12%
Healthsouth Corp.
8.3225% due 06/15/2014 (b)	500,000	460,000
Household Products - 0.48%
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	2,405,000	1,815,775
International Oil - 0.37%
Dominion Petroleum Acquisitions
10.00% due 10/01/2011	1,685,000	1,388,128
Leisure Time - 12.29%
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (f)	20,530,000	923,850
Fontainebleau Senior Note
12.50% due 06/01/2022	3,583,980	1,032,588
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (f)	7,679,000	537,530
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (f)	1,110,000	810,300
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	13,361,000	10,354,775
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,575,000	1,931,250
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (f)	7,335,000	3,172,387
Majestic Star Casino LLC
9.50% due 10/15/2010 ^	19,180,000	11,172,350
9.75% due 01/15/2011 ^	4,515,000	519,225
Marquee Holdings, Inc.
12.00 due 08/15/2014	820,000	664,200
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (f)	12,272,000	4,786,080
MGM Mirage, Inc.
6.75% due 09/01/2012	3,855,000	2,659,950
11.125% due 11/15/2017 (f)	1,035,000	1,098,394
Mohegan Tribal Gaming Authority
8.00% due 04/01/2012	3,101,000	2,333,502
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	2,720,000	1,686,400
9.75% due 04/01/2010	95,000	85,500
Seminole Hard Rock Entertainment, Inc.
3.82% due 03/15/2014 (b)(f)	805,000	555,450
Travelport LLC
11.875% due 09/01/2016	715,000	371,800

The accompanying notes are an integral part of the financial statements.
76

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	$13,440,000	$1,612,800

		46,308,331

Manufacturing - 0.20%
Sequa Corp.
11.75% due 12/01/2015 (f)	1,655,000	736,475
Metal & Metal Products - 3.26%
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (f)	705,000	317,250
CII Carbon LLC
11.125% due 11/15/2015 (f)	17,330,000	11,957,700

		12,274,950

Mining - 0.87%
Teck Resources, Ltd.
7.00% due 09/15/2012	1,330,000	1,283,450
10.25% due 05/15/2016 (f)	790,000	801,850
10.75% due 05/15/2019 (f)	1,165,000	1,194,125

		3,279,425

Paper - 0.79%
AbitibiBowater, Inc.
11.50% due 04/30/2009 ^ (b)	338,226	259,166
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013 ^	1,620,000	145,800
7.75% due 06/15/2011 ^	2,051,000	194,845
8.375% due 04/01/2015 ^	2,850,000	270,750
13.75% due 04/01/2011 ^ (f)	385,000	354,200
15.50% due 07/15/2010 ^ (f)	360,000	57,600
Abitibi-Consolidated, Inc.
7.40% due 04/01/2018 ^	500,000	47,500
7.50% due 04/01/2028 ^	347,000	32,965
Jefferson Smurfit Corp.
8.25% due 10/01/2012	740,000	233,100
Newark Group, Inc.
9.75% due 03/15/2014	411,000	4,110
NewPage Corp.
10.00% due 05/01/2012	1,500,000	840,000
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	441,000	189,630
Pope & Talbot, Inc.
8.375% due 06/01/2013 ^	400,000	1,000
8.375% due 06/01/2013 ^	1,800,000	4,500
Verso Paper Holdings LLC
11.50% due 07/01/2014 (f)	385,000	358,050

		2,993,216

Publishing - 0.27%
Idearc, Inc.
8.00% due 11/15/2016 ^	18,405,000	414,113
Quebecor World Capital Corp.
6.125% due 11/15/2013 ^	3,255,000	272,606
8.75% due 03/15/2016 ^ (f)	560,000	50,400
Quebecor World, Inc.
9.75% due 01/15/2015 ^ (f)	3,155,000	283,950

		1,021,069

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate - 0.54%
iStar Financial, Inc.
10.00% due 06/15/2014 (f)	$1,455,000	$1,076,700
iStar Financial, Inc., Series 1
5.875% due 03/15/2016	1,995,000	758,100
Realogy Corp.
10.50% due 04/15/2014	505,000	185,588

		2,020,388

Retail - 0.56%
Eye Care Centers of America
10.75% due 02/15/2015	1,545,000	1,545,000
Steinway Musical Instruments, Inc.
7.00% due 03/01/2014 (f)	745,000	581,100

		2,126,100

Telecommunications Equipment &
Services - 1.38%
Digicel Group, Ltd.
8.875% due 01/15/2015 (f)	3,815,000	3,052,000
Intelsat Jackson Holdings, Ltd.
11.50% due 06/15/2016 (f)	1,230,000	1,211,550
Mobile Satellite Ventures LP
zero coupon, Step up to 14.00% on
04/01/2010 due 04/01/2013	1,190,000	464,100
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (f)	1,429,625	471,776

		5,199,426

Tobacco - 0.86%
Alliance One International, Inc.
12.75% due 11/15/2012	2,330,000	2,260,100
North Atlantic Trading Company
10.00% due 03/01/2012 (f)	2,626,750	971,897

		3,231,997

Travel Services - 0.71%
Travelport LLC
9.875% due 09/01/2014	4,250,000	2,677,500

TOTAL CORPORATE BONDS (Cost $388,582,548)		$244,142,890

CONVERTIBLE BONDS - 5.27%
Air Travel - 3.99%
Pinnacle Airlines Corp.
3.25% due 02/15/2025	3,035,000	2,519,639
UAL Corp.
4.50% due 06/30/2021	32,051,000	12,521,236

		15,040,875

Cable & Television - 1.00%
Charter Communications, Inc.
6.50% due 10/01/2027 ^	26,004,000	3,770,580
Insurance - 0.28%
MBIA Insurance Company
14.00% due 01/15/2033 (f)	2,585,000	1,059,850

TOTAL CONVERTIBLE BONDS (Cost $33,798,689)		$19,871,305

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.59%
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B1
2.2719% due 06/25/2047 (b)(f)	$980,262	$2,345
Countrywide Alternative Loan Trust, Series
2007-OA9, Class XP
3.5365% IO due 06/25/2047	48,744,330	1,081,515
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (f)	2,370,000	1,551,734
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
3.4275% IO due 08/19/2045	42,770,000	748,475
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (f)	515,000	384,178
GS Mortgage Securities
Corp., Series 2006-NIM3, Class OS
zero coupon due 10/26/2037	5,000	500
Harborview Mortgage Loan Trust, Series
2006-BU1, Class R
1.00% due 02/19/2046	174,930,716	1,749,307
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% due 05/19/2047	63,187,935	296,194
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% due 07/19/2047	65,185,025	325,925
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% due 08/19/2037 (f)	46,500,016	217,969
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A3
9.00% due 01/28/2047 (f)	317,665	6,353
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A4
9.00% due 01/28/2047 (f)	470,000	4,700
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (f)	1,750,000	1,540,000
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (f)	1,659,000	1,459,920
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
1.0087% due 12/25/2045 (b)	3,000,275	375,034

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,390,758)		$9,744,149

ASSET BACKED SECURITIES - 0.42%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (f)	3,560,000	1,566,400

TOTAL ASSET BACKED SECURITIES
(Cost $3,559,976)		$1,566,400

COMMON STOCKS - 6.16%
Advertising - 0.00%
Vertis Holdings, Inc. *	48,700	0
Air Travel - 3.54%
Delta Air Lines, Inc. *	2,155,395	12,522,846
UAL Corp. *	47,000	219,020

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Travel (continued)
US Airways Group, Inc. *	234,532	$605,092

		13,346,958
Auto Parts - 0.08%
Federal Mogul Corp. *	31,002	310,020
Broadcasting - 0.72%
Canadian Satellite Radio Holdings, Inc. *	577,161	290,761
Canadian Satellite Radio Holdings, Series A *	136,975	69,005
Sirius XM Radio, Inc. *	6,726,931	2,351,063

		2,710,829
Cable & Television - 1.12%
Adelphia Recovery Trust, Series ACC-1 *	5,806,367	116,127
Adelphia Recovery Trust, Series Arahova *	424,949	38,246
Comcast Corp., Class A	222,469	2,892,097
Time Warner Cable, Inc. *	37,985	1,169,558

		4,216,028
Containers & Glass - 0.00%
Pliant Corp. ^	78	0
Forest Products - 0.00%
Tembec, Inc. *	25,800	16,779
International Oil - 0.14%
Dominion Petroleum, Ltd., GDR *	4,000,372	525,211
Leisure Time - 0.03%
Fontainebleau Resorts LLC, Class A *	65,203	97,746
Retail Trade - 0.09%
CVS Caremark Corp.	11,000	327,800
Telephone - 0.44%
Sprint Nextel Corp. *	321,650	1,656,497

TOTAL COMMON STOCKS (Cost $67,726,324)		$23,207,868

PREFERRED STOCKS - 6.96%
Air Travel - 2.01%
Continental Airlines Finance Trust II, 6.00% *	515,074	7,565,150
Banking - 2.65%
Bank of America Corp., 8.20% *	368,400	6,999,600
Bank of America Corp., Series L, 7.25% *	3,950	3,002,000

		10,001,600
Containers & Glass - 0.00%
Pliant Corp., Series AA, 13.00%, PIK ^	685	34
Financial Services - 0.74%
CIT Group, Inc., 7.75%	86,874	591,612
Wells Fargo & Company, Series L, 7.50%	2,945	2,194,025

		2,785,637
Real Estate - 1.56%
iStar Financial, Inc., Series E, 7.875%	310,545	2,251,451
iStar Financial, Inc., Series F, 7.80%	198,032	1,433,752
iStar Financial, Inc., Series G, 7.65%	79,317	575,048
iStar Financial, Inc., Series I, 7.50%	232,232	1,625,624

		5,885,875

TOTAL PREFERRED STOCKS (Cost $26,493,502)		$26,238,296

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS - 10.52%
Advertising - 0.43%
R.H. Donnelley Corp.
6.75% due 06/30/2011 ^ (b)	$2,092,492	$1,607,731
Air Travel - 3.93%
Delta Airlines, Inc.
2.4144% due 04/30/2012 (b)	1,528,800	1,294,385
3.6644% due 04/30/2014 (b)	6,920,871	4,412,055
Northwest Airlines
2.36% due 08/21/2013 (b)	1,657,440	1,538,320
US Airways Group, Inc.
2.8088% due 03/26/2014 (b)	14,011,576	7,550,684

		14,795,444
Broadcasting - 0.07%
Sirius XM Radio, Inc.
2.625% due 12/20/2012 (b)	329,975	277,179
Electrical Utilities - 0.00%
Texas Competitive Electric Holdings Company LLC
4.0181% due 10/10/2014 (b)	1	1
Forest Products - 0.03%
Tembec, Inc.
7.4275% due 02/28/2012 (b)	180,000	111,600
Leisure Time - 1.00%
East Valley Tourist Development
7.9963% due 08/06/2012 (b)	765,000	459,000
Fontainebleau
4.3163% due 06/06/2014 (b)	2,812,500	358,594
Greektown Holdings LLC
0.00% due 09/09/2009 (k)	208,696	204,522
0.00% due 09/09/2009 (k)	90,892	88,165
1.00% due 09/09/2009 (k)	486,957	477,217
1.00% due 09/09/2009 (k)	1,813,456	1,777,187
1.00% due 12/03/2012 ^	1,750,000	408,333

		3,773,018

Medical-Hospitals - 0.00%
Ralin Medical, Inc.
zero coupon due 11/21/2037 (b)	170	0
Newspapers - 0.13%
Star Tribune Corp.
6.25% due 03/01/2014 (b)	2,826,950	480,581
10.83% due 03/01/2015 (b)	3,880,000	0

		480,581
Publishing - 1.57%
Idearc, Inc.
4.25% due 04/11/2017 (b)	11,036,915	4,335,929
4.25% due 11/17/2014 (b)	3,960,486	1,555,905

		5,891,834
Real Estate - 0.27%
Realogy Corp.
3.5182% due 10/10/2013 (b)	1,473,750	1,024,256
Retail - 0.42%
Michaels Stores, Inc.
2.625% due 10/31/2013 (b)	467,760	334,059
2.6875% due 10/31/2013	1,069,149	763,551
3.6875% due 10/31/2013	695,915	496,999

		1,594,609

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (continued)
Trucking & Freight - 2.67%
Saint Acquisition Corp.
3.6875% due 05/06/2014 (b)		$14,867,188	$10,056,597

TOTAL TERM LOANS (Cost $56,784,022)			$39,612,850

WARRANTS - 0.00%
Metal & Metal Products - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike
price CAD 15.00) *		44,388	18,092

TOTAL WARRANTS (Cost $0)			$18,092

OPTIONS - 0.99%
Call Options - 0.99%
Comcast Corp.
Expiration 01/16/2010 at $15.00 *		43,700	52,440
Expiration 01/16/2010 at $20.00 *		161,500	40,375
Expiration 01/16/2010 at $25.00 *		8,450,000	4,225
Delta Airlines, Inc.
Expiration 01/16/2010 at $5.00 *		350,000	735,000
Expiration 01/16/2010 at $7.50 *		150,000	157,500
Expiration 01/16/2010 at $10.00 *		150,000	85,500
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 04/20/2010 at $1.30 *		98,000,000	1,321,040
Expiration 04/01/2010 at $1.30 *		98,000,000	1,321,040

			3,717,120

TOTAL OPTIONS (Cost $5,566,003)			$3,717,120

SHORT TERM INVESTMENTS - 0.07%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)		$4	$40
Quebecor World Capital Corp.
0.01% due 11/15/2009 ^		365,000	251,314

TOTAL SHORT TERM INVESTMENTS
(Cost $251,354)			$251,354

Total Investments (High Income Fund)
(Cost $599,153,176) - 97.79%			$368,370,324
Other assets and liabilities, net - 2.21%			8,314,563

TOTAL NET ASSETS - 100.00%			$376,684,887

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 3.61%
Argentina - 0.05%
Republic of Argentina
1.00% due 12/15/2035 ^ (b)	ARS	1,938,355	$21,304
1.00% due 10/30/2009 ^	EUR	175,000,000	12,061
1.3182% due 12/15/2035 ^ (b)		$48,000	1,546
1.9852% due 12/15/2035 ^ (b)	EUR	587,000	21,742
7.00% due 09/12/2013 ^		$751,000	345,460

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Argentina (continued)
Republic of Argentina (continued)
11.75% due 05/20/2011 ^	EUR	2,425,000	$201,574

			603,687

Brazil - 1.29%
Federative Republic of Brazil
10.00% due 01/01/2012	BRL	10,336,000	5,377,704
10.00% due 07/01/2010		17,039,000	9,055,879
10.00% due 01/01/2010		1,000	530

			14,434,113

Indonesia - 0.37%
Republic of Indonesia
9.75% due 05/15/2037	IDR	11,122,000,000	907,000
10.25% due 07/15/2027		9,327,000,000	820,159
10.25% due 07/15/2022		14,706,000,000	1,349,846
11.00% due 09/15/2025		11,174,000,000	1,050,612

			4,127,617

Panama - 0.24%
Republic of Panama
9.375% due 04/01/2029		$2,150,000	2,655,250
Peru - 0.16%
Republic of Peru
6.55% due 03/14/2037		648,000	629,532
7.35% due 07/21/2025		77,000	82,505
8.75% due 11/21/2033		862,000	1,043,020

			1,755,057

Turkey - 0.99%
Republic of Turkey
6.875% due 03/17/2036		9,296,000	8,412,880
7.00% due 06/05/2020		146,000	143,080
7.00% due 09/26/2016		535,000	540,350
7.375% due 02/05/2025		1,929,000	1,933,823

			11,030,133

Venezuela - 0.51%
Republic of Venezuela
5.75% due 02/26/2016		4,667,000	2,578,517
7.65% due 04/21/2025		949,000	483,990
8.50% due 10/08/2014		339,000	227,130
9.375% due 01/13/2034		1,588,000	921,040
10.75% due 09/19/2013		1,952,000	1,542,080

			5,752,757

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $46,684,990)			$40,358,614

CORPORATE BONDS - 86.40%
Advertising - 0.01%
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^		1,960,000	137,200
Air Travel - 0.86%
Continental Airlines, Inc., Series C
7.339% due 04/19/2014		4,060,000	2,760,800
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (f)		15,560,000	6,846,400

			9,607,200

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Airlines - 0.40%
Delta Air Lines, Inc.
8.954% due 08/10/2014	$2,943,751	$1,884,001
United Airlines, Inc.
7.452% due 01/12/2014	4,400,000	2,645,500

		4,529,501

Aluminum - 0.44%
Novelis, Inc.
7.25% due 02/15/2015	7,516,000	4,941,770
Apparel & Textiles - 0.30%
Oxford Industries, Inc.
8.875% due 06/01/2011	3,725,000	3,315,250
Auto Parts - 0.57%
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (f)	7,257,000	4,898,475
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	1,820,000	600,600
Visteon Corp.
8.25% due 08/01/2010 ^	7,089,000	354,450
12.25% due 12/31/2016 ^ (f)	10,525,000	526,250

		6,379,775

Auto Services - 0.95%
Ashtead Holdings PLC
8.625% due 08/01/2015 (f)	815,000	611,250
AutoNation, Inc.
3.1313% due 04/15/2013 (b)	2,430,000	2,114,100
Hertz Corp.
10.50% due 01/01/2016	5,525,000	4,806,750
Penhall International Corp.
12.00% due 08/01/2014 (f)	8,930,000	3,125,500

		10,657,600

Automobiles - 0.24%
General Motors Corp.
7.20% due 01/15/2011 ^	13,580,000	1,188,250
8.375% due 07/15/2033 ^	16,535,000	1,488,150

		2,676,400

Banking - 2.14%
ATF Capital BV
9.25% due 02/21/2014 (f)	7,890,000	5,128,500
Bank of America Corp.
8.125% due 12/29/2049 (b)	670,000	524,288
HSBK Europe BV
7.25% due 05/03/2017 (f)	7,660,000	4,442,800
9.25% due 10/16/2013 (f)	360,000	241,200
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(f)	1,864,000	1,404,185
6.375% due 04/30/2022 (b)	1,573,000	1,169,447
Rabobank Nederland
11.00% due 06/30/2019 (b)(f)	3,040,000	3,040,000
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (f)	944,000	811,840
6.299% due 05/15/2017	760,000	653,600
7.125% due 01/14/2014 (f)	1,180,000	1,112,386
7.125% due 01/14/2014	2,300,000	2,176,284
7.175% due 05/16/2013 (f)	1,069,000	1,017,046
7.175% due 05/16/2013	900,000	857,250

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
TuranAlem Finance BV
8.25% due 01/22/2037 (f)	$4,265,000	$853,000
8.25% due 01/22/2037	2,738,000	574,980

		24,006,806

Broadcasting - 0.01%
CMP Susquehanna Radio Holdings, Corp.
9.875% due 05/15/2014	192,000	72,000
Building Materials & Construction - 1.76%
Associated Materials, Inc.
9.75% due 04/15/2012	7,465,000	6,307,925
11.25 due 03/01/2014	11,295,000	3,614,400
K Hovnanian Enterprises, Inc.
8.625% due 01/15/2017	820,000	332,100
Nortek, Inc.
10.00% due 12/01/2013 (f)	5,060,000	3,276,350
NTK Holdings, Inc.
10.75% due 03/01/2014	10,440,000	1,030,950
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (f)	5,200,000	5,148,000

		19,709,725

Business Services - 1.54%
Affinion Group, Inc.
10.125% due 10/15/2013	3,055,000	2,871,700
11.50% due 10/15/2015	9,345,000	8,060,062
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (f)	620,000	505,300
11.75% due 05/01/2016 (f)	7,790,000	5,842,500

		17,279,562

Cable & Television - 1.68%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	270,000	265,275
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^	21,184,000	2,436,160
11.00% due 10/01/2015 ^	2,830,000	297,150
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^ (a)	3,338,000	3,287,930
Charter Communications Holdings LLC
11.75% due 05/15/2011 ^	1,355,000	6,775
12.125% due 01/15/2012 ^	1,230,000	12,300
Charter Communications, Inc.
10.875% due 09/15/2014 ^ (f)	4,475,000	4,609,250
CSC Holdings, Inc.
6.75% due 04/15/2012	1,000,000	965,000
8.50% due 06/15/2015 (f)	45,000	44,325
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	780,000	778,050
DirecTV Holdings LLC
8.375% due 03/15/2013	1,000,000	1,007,500
EchoStar DBS Corp.
6.625% due 10/01/2014	1,860,000	1,687,950
7.75% due 05/31/2015	505,000	477,225
Univision Communications, Inc.
7.85% due 07/15/2011	1,735,000	1,535,475
UPC Holding BV
9.875% due 04/15/2018 (f)	1,455,000	1,403,876

		18,814,241

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications - 2.75%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (f)	$3,940,000	$4,694,234
America Movil SAB de CV
5.625% due 11/15/2017	1,410,000	1,364,698
Cricket Communications, Inc.
7.75% due 05/15/2016 (f)	1,425,000	1,376,906
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	1,030,000	1,033,863
9.25% due 11/01/2014 (f)	2,885,000	2,885,000
True Move Company, Ltd.
10.375% due 08/01/2014 (f)	2,610,000	1,774,800
10.75% due 12/16/2013 (f)	18,540,000	13,348,800
10.75% due 12/16/2013	700,000	455,000
UBS Luxembourg SA for OJSC Vimpel
Communications
8.25% due 05/23/2016	3,600,000	2,988,000
Vimpelcom
8.375% due 04/30/2013 (f)	940,000	855,400

		30,776,701

Chemicals - 0.65%
Ashland, Inc.
9.125% due 06/01/2017 (f)	2,750,000	2,791,250
Georgia Gulf Corp.
10.75% due 10/15/2016 ^	11,480,000	1,119,300
Methanex Corp.
8.75% due 08/15/2012	3,485,000	3,258,475
Westlake Chemical Corp.
6.625% due 01/15/2016	75,000	63,000

		7,232,025

Coal - 0.55%
International Coal Group, Inc.
10.25% due 07/15/2014	8,855,000	6,109,950
Commercial Services - 1.71%
American Achievement Corp.
8.25% due 04/01/2012 (f)	1,300,000	1,092,000
Ceridian Corp.
11.25% due 11/15/2015	840,000	656,250
Ceridian Corp., PIK
12.25% due 11/15/2015	4,200,000	2,814,000
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	8,844,000	8,600,790
Rental Service Corp.
9.50% due 12/01/2014	7,685,000	5,994,300

		19,157,340

Computers & Business Equipment - 0.36%
Activant Solutions, Inc.
9.50% due 05/01/2016	5,445,000	3,988,462
Construction & Mining Equipment - 0.03%
Terex Corp.
7.375% due 01/15/2014	330,000	302,775
Construction Materials - 0.00%
Nortek, Inc.
8.50% due 09/01/2014	70,000	18,550

The accompanying notes are an integral part of the financial statements.
81

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass - 0.76%
Berry Plastics Holdings Corp.
8.875% due 09/15/2014	$2,130,000	$1,693,350
BWAY Corp.
10.00% due 04/15/2014 (f)	2,095,000	2,092,381
Graham Packaging Company
9.875% due 10/15/2014	910,000	809,900
Solo Cup Company
8.50% due 02/15/2014	4,835,000	3,868,000

		8,463,631

Containers-Paper/Plastic - 0.05%
Graham Packaging Company
8.50% due 10/15/2012	545,000	523,200
Radnor Holdings, Inc.
11.00% due 03/15/2010 ^	2,350,000	2,938

		526,138

Crude Petroleum & Natural Gas - 4.14%
Berry Petroleum Company
10.25% due 06/01/2014	1,990,000	1,952,687
Chesapeake Energy Corp.
6.25% due 01/15/2018	6,185,000	5,017,581
6.375% due 06/15/2015	815,000	698,862
6.625% due 01/15/2016	1,000,000	857,500
7.25% due 12/15/2018	3,300,000	2,755,500
Encore Acquisition Company
9.50% due 05/01/2016	1,035,000	1,003,950
Forest Oil Corp.
8.50% due 02/15/2014 (f)	2,445,000	2,359,425
Mariner Energy, Inc.
7.50% due 04/15/2013	1,820,000	1,592,500
8.00% due 05/15/2017	1,760,000	1,390,400
OPTI Canada, Inc.
7.875% due 12/15/2014	1,335,000	901,125
8.25% due 12/15/2014	3,370,000	2,325,300
Parallel Petroleum Corp.
10.25% due 08/01/2014	4,600,000	3,174,000
PetroHawk Energy Corp.
7.875% due 06/01/2015 (f)	1,390,000	1,289,225
9.125% due 07/15/2013	3,125,000	3,070,313
Plains Exploration & Production Company
10.00% due 03/01/2016	3,355,000	3,346,613
Quicksilver Resources, Inc.
7.125% due 04/01/2016	2,675,000	1,952,750
8.25% due 08/01/2015	415,000	346,525
SandRidge Energy, Inc.
8.00% due 06/01/2018 (f)	1,150,000	971,750
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015	10,310,000	8,789,275
W&T Offshore, Inc.
8.25% due 06/15/2014 (f)	3,320,000	2,523,200

		46,318,481

Domestic Oil - 1.10%
Exco Resources, Inc.
7.25% due 01/15/2011	8,115,000	7,262,925
Stone Energy Corp.
6.75% due 12/15/2014	3,855,000	2,245,538
Whiting Petroleum Corp.
7.00% due 02/01/2014	1,485,000	1,329,075

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Domestic Oil (continued)
Whiting Petroleum Corp. (continued)
7.25% due 05/01/2012	$1,595,000	$1,487,337

		12,324,875

Educational Services - 0.87%
Education Management Corp.
10.25% due 06/01/2016	9,966,000	9,716,850
Electrical Utilities - 6.37%
AES Corp.
8.00% due 10/15/2017	3,070,000	2,855,100
8.00% due 06/01/2020 (f)	750,000	660,000
8.75% due 05/15/2013 (f)	3,512,000	3,573,460
8.875% due 02/15/2011	2,220,000	2,236,650
9.375% due 09/15/2010	3,000,000	3,022,500
Edison Mission Energy
7.20% due 05/15/2019	3,670,000	2,481,837
7.625% due 05/15/2027	5,700,000	3,484,125
7.75% due 06/15/2016	3,140,000	2,433,500
EEB International Ltd.
8.75% due 10/31/2014 (f)	5,250,000	5,381,250
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	63,027,600	32,931,921
Midwest Generation LLC, Series A
8.30% due 07/02/2009	301,205	299,699
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	6,001,654	5,941,637
Orion Power Holdings, Inc.
12.00% due 05/01/2010	3,035,000	3,133,638
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016	7,108,562	2,843,425

		71,278,742

Electronics - 0.13%
L-3 Communications Corp., Series B
6.375% due 10/15/2015	1,660,000	1,510,600
Energy - 1.47%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	12,970,000	9,435,675
Mirant North America LLC
7.375% due 12/31/2013	825,000	789,938
NRG Energy, Inc.
1.12% due 02/01/2014	931,212	861,274
7.25% due 02/01/2014	2,465,000	2,360,237
Sonat, Inc.
7.625% due 07/15/2011	2,900,000	2,852,289
VeraSun Energy Corp.
9.375% due 06/01/2017 ^	3,705,000	166,725

		16,466,138

Financial Services - 10.02%
AAC Group Holding Corp.
10.25 due 10/01/2012 (f)	240,000	146,400
CIT Group, Inc.
1.4513% due 03/12/2010 (b)	2,615,000	2,354,013
4.125% due 11/03/2009	1,585,000	1,528,279
First Data Corp.
9.875% due 09/24/2015 (f)	6,460,000	4,392,800

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Ford Motor Credit Company LLC
3.8888% due 01/13/2012 (b)	$980,000	$774,200
6.57% due 06/15/2011 (b)	3,410,000	2,881,450
12.00% due 05/15/2015	35,210,000	32,373,166
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (f)	4,115,000	4,269,312
GMAC LLC
2.788% due 06/30/2009 (b)(f)	7,550,000	7,323,500
6.50% due 10/15/2009 (f)	10,965,000	10,855,350
8.00% due 11/01/2031 (f)	15,005,000	11,253,750
8.00% due 12/31/2018 (f)	1,022,000	740,950
Hawker Beechcraft Acquisition Company LLC
1.00% due 03/26/2014	1,750,000	1,004,306
8.50% due 04/01/2015	80,000	33,600
9.75% due 04/01/2017	470,000	145,700
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	21,710,000	6,730,100
JPMorgan Chase & Company, Series 1
7.90 due 12/31/2049 (b)	8,035,000	6,709,466
JSG Funding PLC
7.75% due 04/01/2015	1,275,000	867,000
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017	3,110,000	2,581,300
Mubadala Development Company
5.75% due 05/06/2014 (f)	2,020,000	1,976,105
Ocwen Capital Trust I
10.875% due 08/01/2027	805,000	559,475
SLM Corp., MTN
1.2519% due 07/26/2010 (b)	180,000	158,409
TNK-BP Finance SA
6.625% due 03/20/2017 (f)	96,000	74,640
6.625% due 03/20/2017	1,870,000	1,453,925
7.50% due 07/18/2016 (f)	2,282,000	1,894,060
7.50% due 07/18/2016	610,000	513,925
7.875% due 03/13/2018 (f)	3,020,000	2,491,500
Wells Fargo Capital XIII, Series GMTN
7.70% due 12/29/2049 (b)	6,295,000	4,910,100
Wells Fargo Capital XV
9.75% due 12/29/2049 (b)	1,210,000	1,125,300

		112,122,081

Food & Beverages - 0.60%
Dole Food Company, Inc.
7.25% due 06/15/2010	2,740,000	2,678,350
8.875% due 03/15/2011	3,915,000	3,719,250
13.875% due 03/15/2014 (f)	330,000	353,100

		6,750,700

Funeral Services - 0.07%
Service Corp. International
6.75% due 04/01/2016	95,000	87,400
7.50% due 04/01/2027	830,000	659,850

		747,250

Furniture & Fixtures - 1.09%
Norcraft Companies LP
9.00% due 11/01/2011	6,875,000	6,531,250
Norcraft Holdings Capital
9.75 due 09/01/2012	6,395,000	5,627,600

		12,158,850

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities - 1.44%
Atlas Pipeline Partners LP
8.75% due 06/15/2018	$5,290,000	$3,226,900
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,530,000	1,292,850
El Paso Corp.
7.375% due 12/15/2012	225,000	217,183
7.875% due 06/15/2012	3,025,000	2,964,778
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.75% due 04/15/2018 (f)	3,140,000	2,606,200
Targa Resources Partners LP
8.25% due 07/01/2016	1,040,000	863,200
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	2,935,000	3,232,081
Williams Companies, Inc.
7.875% due 09/01/2021	1,745,000	1,692,650

		16,095,842

Healthcare Products - 1.21%
Biomet, Inc., PIK
10.375% due 10/15/2017	7,795,000	7,405,250
FMC Finance III SA
6.875% due 07/15/2017	3,430,000	3,275,650
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^ (a)	14,530,000	36,325
Universal Hospital Services, Inc.
5.9425% due 06/01/2015 (b)	1,300,000	1,053,000
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	1,855,000	1,780,800

		13,551,025

Healthcare Services - 2.35%
CRC Health Corp.
10.75% due 02/01/2016	11,340,000	8,164,800
DaVita, Inc.
6.625% due 03/15/2013	1,650,000	1,546,875
7.25% due 03/15/2015	2,945,000	2,768,300
U.S. Oncology Holdings, Inc., PIK
6.9037% due 03/15/2012	9,580,000	6,514,400
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	3,635,000	3,389,638
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	4,000,000	3,920,000

		26,304,013

Holdings Companies/Conglomerates - 0.63%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (f)	3,747,000	2,772,780
Leucadia National Corp.
7.125% due 03/15/2017	1,370,000	1,056,613
8.125% due 09/15/2015	3,650,000	3,239,375

		7,068,768

Homebuilders - 0.62%
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	8,150,000	6,947,875
Hotels & Restaurants - 1.15%
Carrols Corp.
9.00% due 01/15/2013	850,000	796,875

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
CCM Merger, Inc.
8.00% due 08/01/2013 (f)	$3,405,000	$2,349,450
Denny's Corp.
10.00% due 10/01/2012	2,500,000	2,412,500
El Pollo Loco, Inc.
11.75% due 11/15/2013	5,085,000	4,068,000
11.75% due 12/01/2012 (f)	1,535,000	1,561,862
Sbarro, Inc.
10.375% due 02/01/2015	3,120,000	1,739,400

		12,928,087

Industrial Machinery - 0.58%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	6,040,000	4,741,400
Terex Corp.
8.00% due 11/15/2017	1,370,000	1,109,700
10.875% due 06/01/2016	670,000	654,141

		6,505,241

Insurance - 0.26%
American International Group, Inc.
8.175% due 05/15/2058 (b)(f)	8,390,000	1,939,013
Metlife Capital Trust IV
7.875% due 12/15/2037 (f)	1,310,000	1,021,800

		2,960,813

International Oil - 1.21%
Corral Finans AB, PIK
2.6313% due 04/15/2010 (b)(f)	12,121,744	5,212,350
Gaz Capital for Gazprom
6.51% due 03/07/2022 (f)	1,590,000	1,188,525
6.51% due 03/07/2022	103,000	77,765
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (f)	2,860,000	2,602,600
OAO Gazprom
9.625% due 03/01/2013	510,000	522,112
Pemex Project Funding Master Trust
9.125% due 10/13/2010	50,000	54,250
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (f)	1,745,000	1,457,075
7.00% due 05/01/2017 (f)	2,950,000	2,404,250

		13,518,927

Leisure Time - 4.53%
AMC Entertainment, Inc.
8.75% due 06/01/2019 (f)	2,240,000	2,175,600
Ameristar Casinos, Inc.
9.25% due 06/01/2014 (f)	2,980,000	2,980,000
Boyd Gaming Corp.
6.75% due 04/15/2014	3,370,000	2,628,600
7.125% due 02/01/2016	2,530,000	1,796,300
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (f)	1,587,000	841,110
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
12.00% due 10/15/2015 (f)	4,440,000	2,397,600
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (f)	3,000,000	135,000
Harrah's Operating Company, Inc.
10.00% due 12/15/2018	72,000	48,060

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Harrah's Operating Company, Inc. (continued)
10.75% due 02/01/2016	$316,000	$170,640
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (f)	3,690,000	3,588,525
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (f)	4,810,000	3,511,300
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010 ^	8,291,000	1,948,385
Mandalay Resort Group
7.625% due 07/15/2013	1,500,000	791,250
MGM Mirage, Inc.
6.625% due 07/15/2015	260,000	168,025
6.75% due 09/01/2012	2,200,000	1,518,000
8.375% due 02/01/2011	3,120,000	2,605,200
8.50% due 09/15/2010	230,000	216,200
10.375% due 05/15/2014 (f)	460,000	473,800
11.125% due 11/15/2017 (f)	1,105,000	1,172,681
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	3,100,000	3,022,500
7.125% due 08/15/2014	2,900,000	2,001,000
Park Place Entertainment Corp.
8.125% due 05/15/2011	9,280,000	8,352,000
River Rock Entertainment Authority
9.75% due 11/01/2011	445,000	324,850
Snoqualmie Entertainment Authority
5.3837% due 02/01/2014 (b)(f)	2,315,000	1,209,587
9.125% due 02/01/2015 (f)	570,000	304,950
Station Casinos, Inc.
6.00% due 04/01/2012 ^	5,610,000	2,019,600
6.50% due 02/01/2014 ^	500,000	15,000
6.625% due 03/15/2018 ^	1,705,000	51,150
7.75% due 08/15/2016 ^	6,180,000	2,224,800
WMG Acquisition Corp.
9.50% due 06/15/2016 (f)	2,065,000	2,059,838

		50,751,551

Medical-Hospitals - 3.21%
Apria Healthcare Group I
11.25% due 11/01/2014 (f)	885,000	860,662
HCA, Inc.
7.50% due 12/15/2023	3,050,000	1,830,000
HCA, Inc., PIK
9.625% due 11/15/2016	18,865,000	18,063,238
Tenet Healthcare Corp.
7.375% due 02/01/2013	3,756,000	3,615,150
9.00% due 05/01/2015 (f)	3,852,000	3,929,040
10.00% due 05/01/2018 (f)	7,292,000	7,620,140

		35,918,230

Mining - 2.93%
FMG Finance Pty, Ltd.
10.625% due 09/01/2016 (f)	9,350,000	8,298,125
Noranda Aluminium Acquisition Corp., PIK
5.4125% due 05/15/2015 (b)	14,869,475	7,880,822
Rio Tinto Finance USA, Ltd.
9.00% due 05/01/2019	5,650,000	6,060,133
Teck Resources, Ltd.
9.75% due 05/15/2014 (f)	1,470,000	1,462,650
10.25% due 05/15/2016 (f)	1,220,000	1,238,300
10.75% due 05/15/2019 (f)	2,450,000	2,511,250

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining (continued)
Vale Overseas, Ltd.
6.875% due 11/21/2036	$1,612,000	$1,457,187
8.25% due 01/17/2034	1,021,000	1,058,010
Vedanta Resources PLC
8.75% due 01/15/2014 (f)	2,870,000	2,783,900

		32,750,377

Office Furnishings & Supplies - 0.43%
Interface, Inc.
9.50% due 02/01/2014	3,400,000	2,592,500
10.375% due 02/01/2010	2,110,000	2,205,161

		4,797,661

Paper - 3.58%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 ^ (f)	16,365,000	15,055,800
Appleton Papers, Inc.
8.125% due 06/15/2011	2,300,000	1,495,000
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	9,689,000	3,294,260
Georgia-Pacific LLC
8.25% due 05/01/2016 (f)	6,490,000	6,392,650
NewPage Corp.
7.2775% due 05/01/2012 (b)	13,690,000	6,639,650
NewPage Holding Corp., PIK
8.5788% due 11/01/2013 (b)	4,187,479	439,685
Rock-Tenn Company
9.25% due 03/15/2016	2,350,000	2,385,250
Smurfit Capital Funding PLC
7.50% due 11/20/2025	3,280,000	2,017,200
Verso Paper Holdings LLC
11.50% due 07/01/2014 (f)	2,565,000	2,385,450

		40,104,945

Petroleum Services - 1.67%
Belden & Blake Corp.
8.75% due 07/15/2012	7,475,000	5,905,250
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,690,000	1,546,350
Complete Production Services, Inc.
8.00% due 12/15/2016	3,495,000	2,830,950
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	3,350,000	2,345,000
8.375 due 08/01/2066 (b)	1,140,000	866,400
Key Energy Services, Inc.
8.375% due 12/01/2014	5,165,000	4,545,200
SemGroup LP
8.75% due 11/15/2015 ^ (f)	10,803,000	702,195

		18,741,345

Publishing - 0.43%
Idearc, Inc.
8.00% due 11/15/2016 ^	6,615,000	148,838
Sun Media Corp.
7.625% due 02/15/2013	1,350,000	870,750
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015 (f)	3,540,000	2,371,800
10.50% due 01/15/2015 (f)	1,875,000	1,462,500

		4,853,888

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment - 1.42%
American Railcar Industries, Inc.
7.50% due 03/01/2014	$1,610,000	$1,392,650
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	11,055,000	9,921,863
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	2,975,000	2,350,250
7.625% due 12/01/2013	1,150,000	943,000
Kansas City Southern Railway Company
13.00% due 12/15/2013	1,275,000	1,338,750

		15,946,513

Real Estate - 0.95%
Ashton Woods USA LLC/Ashton Woods Finance
Company
zero coupon, Step up to 11.00% on
02/24/2012 due 06/30/2015 (f)	1,638,000	622,112
Forest City Enterprises, Inc.
7.625% due 06/01/2015	145,000	79,750
Host Hotels & Resort LP, REIT
6.375% due 03/15/2015	1,140,000	974,700
Realogy Corp.
10.50% due 04/15/2014	7,440,000	2,734,200
12.375% due 04/15/2015	5,800,000	1,450,000
Realogy Corp., PIK
11.00% due 04/15/2014	644,732	151,512
Ventas Realty LP
6.50% due 06/01/2016	675,000	615,938
6.75% due 04/01/2017	4,390,000	4,049,775

		10,677,987

Retail - 0.70%
Eye Care Centers of America
10.75% due 02/15/2015	3,170,000	3,170,000
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/2016 (f)	135,000	131,963
Michaels Stores, Inc.
10.00% due 11/01/2014	2,645,000	1,904,400
Suburban Propane Partners LP
6.875% due 12/15/2013	2,745,000	2,580,300

		7,786,663

Retail Trade - 1.35%
American Greetings Corp.
7.375% due 06/01/2016	375,000	236,250
Blockbuster, Inc.
9.00% due 09/01/2012 (a)	6,145,000	3,133,950
Dollar General Corp.
10.625% due 07/15/2015	3,105,000	3,283,538
Dollar General Corp., PIK
11.875% due 07/15/2017	470,000	495,850
Neiman Marcus Group, Inc.
7.125% due 06/01/2028	1,870,000	981,750
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015 (f)	13,026,146	6,968,988

		15,100,326

Semiconductors - 0.36%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	4,250,000	1,912,500
10.125% due 12/15/2016	3,907,000	1,035,355

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	$1,110,000	$305,250
Sensata Technologies B.V.
8.00% due 05/01/2014 (f)	1,720,000	791,200

		4,044,305

Steel - 2.31%
Evraz Group SA
8.875% due 04/24/2013 (f)	2,140,000	1,701,300
8.875% due 04/24/2013	4,070,000	3,248,877
9.50% due 04/24/2018 (f)	910,000	659,750
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (f)	4,215,000	4,046,400
7.25% due 10/20/2017	4,530,000	4,347,517
Metals USA, Inc.
11.125% due 12/01/2015	5,400,000	4,063,500
Ryerson, Inc.
8.4025% due 11/01/2014 (b)	230,000	126,788
12.00% due 11/01/2015	11,280,000	7,614,000

		25,808,132

Telecommunications Equipment &
Services - 3.51%
Axtel SAB de CV
7.625% due 02/01/2017 (f)	7,200,000	5,400,000
7.625% due 02/01/2017	350,000	264,166
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.75% due 05/01/2017 (f)	2,430,000	2,393,550
Citizens Communications Company
9.25% due 05/15/2011	100,000	103,625
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022 (f)	3,798,000	3,520,746
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 ^	3,360,000	4,200
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	4,690,000	4,807,250
Intelsat Intermediate Holding Company, Ltd.
zero coupon, Step up to 9.50% on
02/01/2010 due 02/01/2015 (f)	3,550,000	3,203,875
Intelsat Jackson Holdings, Ltd.
11.50% due 06/15/2016 (f)	17,220,000	16,961,700
iPCS, Inc.
3.1525% due 05/01/2013 (b)(f)	3,140,000	2,598,350
World Access, Inc.
13.25% due 01/15/2049 ^ (e)	1,450,274	10,152

		39,267,614

Telephone - 4.33%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,115,000	1,628,550
Level 3 Financing, Inc.
5.4738% due 02/15/2015 (b)	1,700,000	1,054,000
9.25% due 11/01/2014	6,655,000	5,199,219
12.25% due 03/15/2013	1,625,000	1,486,875
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (f)	7,040,000	7,040,000
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	2,883,000	2,652,360
Sprint Capital Corp.
6.875% due 11/15/2028	2,015,000	1,410,500

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Sprint Capital Corp. (continued)
7.625% due 01/30/2011		$1,255,000	$1,239,312
8.375% due 03/15/2012		5,000,000	4,925,000
8.75% due 03/15/2032		14,735,000	11,640,650
Virgin Media, Inc.
9.125% due 08/15/2016		3,815,000	3,681,475
Windstream Corp.
8.625% due 08/01/2016		6,605,000	6,489,413

			48,447,354

Tobacco - 0.39%
Alliance One International, Inc.
8.50% due 05/15/2012		1,870,000	1,739,100
11.00% due 05/15/2012		2,580,000	2,599,350

			4,338,450

Transportation - 0.77%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014		1,930,000	1,727,350
Horizon Lines, Inc.
4.25% due 08/15/2012		5,375,000	3,285,469
Teekay Shipping Corp.
8.875% due 07/15/2011		3,627,000	3,581,662

			8,594,481

Trucking & Freight - 0.46%
Swift Transportation Company, Inc.
8.6331% due 05/15/2015 (b)(f)		4,610,000	1,982,300
12.50% due 05/15/2017 (f)		6,925,000	3,185,500

			5,167,800

TOTAL CORPORATE BONDS (Cost $1,264,127,838)			$967,075,382

CONVERTIBLE BONDS - 0.82%
Industrials - 0.06%
Allegheny Technologies, Inc.
4.25% due 06/01/2014		595,000	640,369
Telephone - 0.76%
Virgin Media, Inc.
6.50% due 11/15/2016 (f)		10,960,000	8,480,300

TOTAL CONVERTIBLE BONDS (Cost $6,635,433)			$9,120,669

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.09%
Argentina - 0.09%
Republic of Argentina
1.00% due 02/26/2008 ^	EUR	304,137	30,097
1.00 due 08/11/2007 ^		505,000,000	42,400
1.00% due 03/18/2049 ^		625,000	61,849
7.00% due 03/18/2049 ^		6,100,000,000	311,742
8.125% due 04/21/2008 ^		625,000	61,849
8.125% due 10/04/2049 ^		375,000	37,110
8.50% due 02/23/2049 ^		2,400,000	121,433
9.00% due 06/20/2049 ^		600,000	59,375
9.25% due 10/21/2049 ^		225,000	22,266
9.50% due 03/04/2049 ^		456,000	74,134
9.75% due 11/26/2049 ^		425,000	42,058
10.00% due 02/22/2007 ^		775,000	76,693

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

DEFAULTED BONDS BEYOND MATURITY
DATES (continued)
Argentina (continued)
Republic of Argentina (continued)
11.75% due 11/13/2026 ^	EUR	1,800,000	$91,074

			1,032,080

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $3,769,199)			$1,032,080

COMMON STOCKS - 0.00%
Hotels & Restaurants - 0.00%
Buffets Restaurants Holdings, Inc. *		11,308	0
Real Estate - 0.00%
Ashton Woods USA LLC/Ashton Woods
Finance Company, Class B *		1	0
Telecommunications Equipment &
Services - 0.00%
XO Holdings, Inc. *		821	255

TOTAL COMMON STOCKS (Cost $6,081,755)			$255

PREFERRED STOCKS - 0.82%
Banking - 0.68%
Bank of America Corp., Series L, 7.25%		9,380	7,128,800
Bank of America Corp. (i)		560,000	438,217

			7,567,017
Broadcasting - 0.00%
CMP Susquehanna Radio Holdings, Corp.,
Series A (f)		44,870	16,826
Cable & Television - 0.00%
ION Media Networks, Inc., Series B, 12.00% (e)		10	0
Financial Services - 0.14%
Preferred Blocker, Inc., 7.00% (f)		3,645	1,537,228

TOTAL PREFERRED STOCKS (Cost $10,450,515)			$9,121,071

TERM LOANS - 3.64%
Apparel & Textiles - 0.00%
Simmons Holdco, Inc., PIK
8.2238% due 02/15/2012 (b)		2,617,547	27,047
Auto Parts - 0.57%
Allison Transmission, Inc.
3.29% due 08/07/2014 (b)		8,249,714	6,362,592
Auto Services - 0.06%
Penhall Holdings, PIK
9.995% due 04/01/2012 (b)		3,310,854	662,171
Automobiles - 0.09%
Ford Motor Term Loan
3.56% due 11/29/2013		1,497,449	1,059,914
Banking - 0.43%
HSBC Bank PLC
8.90% due 12/20/2010 (b)		52,153,000	1,237,381
RSHB Capital
9.50% due 02/11/2011 (b)		120,168,000	3,522,421

			4,759,802

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Containers & Glass - 0.00%
Berry Plastics Group, Inc.
8.1609% due 06/15/2014 (b)	$158,511	$33,287
Crude Petroleum & Natural Gas - 0.49%
Turbo Beta, Ltd.
14.50% due 03/15/2018	7,841,091	5,469,161
Domestic Oil - 0.23%
Ashmore Energy
4.22% due 03/30/2014 (b)	3,473,699	2,587,906
Energy - 0.04%
NRG Energy, Inc.
1.3588% due 02/01/2014 (b)	487,787	451,152
Gas & Pipeline Utilities - 0.10%
Stallion Oilfield Services
7.5069% due 07/31/2012 (b)	4,200,000	1,109,514
Healthcare Services - 0.38%
Iasis Holdco, Inc., PIK
6.2894% due 06/15/2014 (b)	5,985,774	4,279,828
Paper - 0.01%
Georgia Pacific Corp.
5.5119% due 12/20/2012 (b)	6,978	6,466
Verso Paper Holdings, Inc.
6.6681% due 02/01/2013 (b)	1,413,356	98,935

		105,401

Publishing - 0.56%
Idearc, Inc.
2.48% due 11/01/2014 ^ (b)	3,180,527	1,249,492
Newsday LLC
9.75% due 07/15/2013 (b)	1,000,000	997,500
9.75% due 08/01/2013 (b)	4,000,000	3,990,000

		6,236,992

Telecommunications Equipment &
Services - 0.68%
Wind Acquisition Finance SA, PIK
8.3569% due 12/21/2011 (b)	8,914,777	7,562,673

TOTAL TERM LOANS (Cost $58,947,281)		$40,707,440

WARRANTS - 0.00%
Banking - 0.00%
CNB Capital Trust I
(Expiration Date 03/23/2019) * (f)	51,274	1,361
Hotels & Restaurants - 0.00%
Buffets Restaurants Holdings, Inc.
(Expiration Date 04/28/2014) *	4,996	0
Republic of Venezuela - 0.00%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00) *	305,000	51,575

TOTAL WARRANTS (Cost $95,911)		$52,936

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.80%
Bank of America Tri-Party
Repurchase Agreement dated
05/29/2009 at 0.12% to be
repurchased at $20,200,202 on
06/01/2009, collateralized by
$20,685,000 United States
Treasury Bill, zero coupon due
04/01/2010 (valued at
$20,603,998, including interest)	$20,200,000	$20,200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,200,000)		$20,200,000

SHORT TERM INVESTMENTS - 0.31%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$346,198	$3,461,975

TOTAL SHORT TERM INVESTMENTS
(Cost $3,461,975)		$3,461,975

Total Investments (High Yield Fund)
(Cost $1,420,454,897) - 97.49%		$1,091,130,422
Other assets and liabilities, net - 2.51%		28,138,563

TOTAL NET ASSETS - 100.00%		$1,119,268,985

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.10%
Advertising - 0.16%
Interpublic Group of Companies, Inc. *	109,499	$573,775
Monster Worldwide, Inc. *	29,410	343,509
Omnicom Group, Inc.	71,463	2,179,621

		3,096,905
Aerospace - 2.11%
Boeing Company	166,891	7,485,061
General Dynamics Corp.	88,732	5,048,851
Goodrich Corp.	28,446	1,380,769
Lockheed Martin Corp.	76,312	6,381,973
Northrop Grumman Corp.	75,197	3,580,881
Raytheon Company	91,961	4,106,059
Rockwell Collins, Inc.	36,339	1,541,500
United Technologies Corp.	216,574	11,393,958

		40,919,052
Agriculture - 0.74%
Archer-Daniels-Midland Company	147,529	4,059,998
Monsanto Company	125,935	10,345,560

		14,405,558
Air Travel - 0.06%
Southwest Airlines Company	170,113	1,146,562
Aluminum - 0.10%
Alcoa, Inc.	218,417	2,013,805
Apparel & Textiles - 0.49%
Cintas Corp.	30,200	703,358
Coach, Inc. *	73,785	1,938,332

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
NIKE, Inc., Class B	89,007	$5,077,850
Polo Ralph Lauren Corp., Class A	12,982	698,691
VF Corp.	20,254	1,150,832

		9,569,063
Auto Parts - 0.33%
AutoZone, Inc. *	8,716	1,326,139
Genuine Parts Company	36,647	1,226,942
Johnson Controls, Inc.	136,572	2,721,880
O'Reilly Automotive, Inc. *	31,017	1,118,163

		6,393,124
Auto Services - 0.02%
AutoNation, Inc. *	24,795	393,745
Automobiles - 0.35%
Ford Motor Company *	727,161	4,181,176
General Motors Corp. * (a)	140,315	105,236
PACCAR, Inc.	83,377	2,488,803

		6,775,215
Banking - 1.79%
Bank of New York Mellon Corp.	264,079	7,336,115
BB&T Corp.	145,785	3,268,500
Comerica, Inc.	34,754	753,467
Fifth Third Bancorp	132,704	915,658
First Horizon National Corp.	48,500	588,790
Hudson City Bancorp, Inc.	120,053	1,540,280
Huntington Bancshares, Inc.	83,843	328,665
KeyCorp	113,701	568,505
M&T Bank Corp. (a)	17,855	898,106
Marshall & Ilsley Corp.	60,982	401,261
Northern Trust Corp.	54,807	3,159,623
PNC Financial Services Group, Inc.	98,359	4,480,252
Regions Financial Corp.	158,401	663,700
SunTrust Banks, Inc.	81,978	1,079,650
U.S. Bancorp	435,343	8,358,586
Zions Bancorp (a)	26,510	362,657

		34,703,815
Biotechnology - 1.15%
Amgen, Inc. *	237,642	11,867,842
Biogen Idec, Inc. *	68,320	3,538,293
Cephalon, Inc. * (a)	15,799	921,240
Genzyme Corp. *	62,367	3,688,384
Life Technologies Corp. *	39,946	1,549,106
Millipore Corp. *	12,732	800,715

		22,365,580
Broadcasting - 0.33%
CBS Corp., Class B	156,080	1,151,870
News Corp., Class A	528,656	5,170,256

		6,322,126
Building Materials & Construction - 0.04%
Masco Corp.	82,625	855,995
Business Services - 1.09%
Affiliated Computer Services, Inc., Class A *	22,422	1,007,645
Automatic Data Processing, Inc.	116,042	4,410,756
Computer Sciences Corp. *	34,820	1,478,457

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Convergys Corp. *	28,085	$259,786
Dun & Bradstreet Corp.	12,269	1,003,482
Equifax, Inc.	29,070	791,285
Fiserv, Inc. *	35,854	1,518,775
Fluor Corp.	41,721	1,960,053
H & R Block, Inc.	78,067	1,139,778
Iron Mountain, Inc. *	41,283	1,124,962
Jacobs Engineering Group, Inc. *	28,289	1,213,598
Moody's Corp.	43,787	1,199,326
Paychex, Inc.	73,807	2,020,098
R.R. Donnelley & Sons Company	47,164	635,771
Robert Half International, Inc.	34,788	744,115
Total Systems Services, Inc.	45,340	618,891

		21,126,778
Cable & Television - 1.26%
Comcast Corp., Class A	662,076	9,116,786
DIRECTV Group, Inc. * (a)	121,582	2,735,595
Scripps Networks Interactive, Inc., Class A	20,720	574,773
Time Warner Cable, Inc. *	80,971	2,493,097
Time Warner, Inc.	274,868	6,437,409
Viacom, Inc., Class B *	139,351	3,089,412

		24,447,072
Cellular Communications - 0.16%
Motorola, Inc.	523,238	3,170,822
Chemicals - 1.19%
Air Products & Chemicals, Inc.	48,186	3,121,489
CF Industries Holdings, Inc.	11,123	863,590
Dow Chemical Company	242,426	4,286,092
E.I. Du Pont de Nemours & Company	207,434	5,905,646
Eastman Chemical Company	16,673	690,929
PPG Industries, Inc.	37,747	1,678,609
Praxair, Inc.	70,578	5,166,309
Sigma-Aldrich Corp.	28,070	1,360,272

		23,072,936
Coal - 0.22%
CONSOL Energy, Inc.	41,505	1,708,346
Massey Energy Company	19,650	449,788
Peabody Energy Corp.	61,449	2,088,037

		4,246,171
Commercial Services - 0.02%
CB Richard Ellis Group, Inc. *	51,695	377,374
Computer Services - 0.08%
NetApp, Inc. *	76,016	1,482,312
Computers & Business Equipment - 6.39%
Apple, Inc. *	204,682	27,797,862
Cisco Systems, Inc. *	1,341,558	24,818,823
Cognizant Technology Solutions Corp.,
Class A *	67,056	1,689,141
Dell, Inc. *	397,742	4,605,852
EMC Corp. *	462,402	5,433,223
Hewlett-Packard Company	550,829	18,920,976
International Business Machines Corp.	308,366	32,773,138
Juniper Networks, Inc. *	120,005	2,967,724
Lexmark International, Inc. *	17,876	292,094

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Metavante Technologies, Inc. *	1	$26
Pitney Bowes, Inc.	47,420	1,084,970
SanDisk Corp. *	51,977	813,960
Sun Microsystems, Inc. *	171,160	1,540,440
Xerox Corp.	198,759	1,351,561

		124,089,790
Construction & Mining Equipment - 0.22%
National Oilwell Varco, Inc. *	95,928	3,704,739
Rowan Companies, Inc.	25,973	531,408

		4,236,147
Construction Materials - 0.12%
The Sherwin-Williams Company	22,629	1,194,811
Vulcan Materials Company (a)	25,365	1,123,416

		2,318,227
Containers & Glass - 0.20%
Ball Corp.	21,554	857,849
Bemis Company, Inc.	22,954	575,916
Owens-Illinois, Inc. *	38,417	1,099,879
Pactiv Corp. *	30,230	677,152
Sealed Air Corp.	36,286	726,083

		3,936,879
Cosmetics & Toiletries - 2.66%
Avon Products, Inc.	97,989	2,602,588
Colgate-Palmolive Company	115,220	7,598,759
Estee Lauder Companies, Inc., Class A	26,672	882,310
International Flavors & Fragrances, Inc.	18,087	576,975
Kimberly-Clark Corp.	95,109	4,935,206
Procter & Gamble Company	673,610	34,987,303

		51,583,141
Crude Petroleum & Natural Gas - 2.94%
Apache Corp.	76,939	6,482,880
Cabot Oil & Gas Corp.	23,776	835,251
Chesapeake Energy Corp.	129,174	2,927,083
Devon Energy Corp.	102,002	6,450,606
EOG Resources, Inc.	57,388	4,200,228
EQT Corp.	30,077	1,120,368
Hess Corp.	65,213	4,342,534
Marathon Oil Corp.	162,615	5,184,166
Noble Energy, Inc.	39,742	2,363,854
Occidental Petroleum Corp.	186,235	12,498,231
Pioneer Natural Resources Company	26,573	747,233
Southwestern Energy Company *	78,979	3,433,217
Sunoco, Inc.	26,863	817,441
XTO Energy, Inc.	133,234	5,698,418

		57,101,510
Domestic Oil - 0.14%
Denbury Resources, Inc. *	57,094	981,446
Range Resources Corp.	35,902	1,644,670

		2,626,116
Drugs & Health Care - 0.71%
Wyeth	306,008	13,727,519

The accompanying notes are an integral part of the financial statements.
89

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Educational Services - 0.07%
Apollo Group, Inc., Class A *	24,567	$1,451,910
Electrical Equipment - 0.42%
Cooper Industries, Ltd., Class A	38,408	1,260,551
Emerson Electric Company	173,535	5,568,738
FLIR Systems, Inc. *	34,660	778,464
Molex, Inc.	31,852	486,698

		8,094,451
Electrical Utilities - 2.81%
AES Corp. *	153,121	1,529,679
Allegheny Energy, Inc.	38,938	973,450
Ameren Corp.	48,845	1,136,135
American Electric Power Company, Inc.	107,119	2,821,514
CenterPoint Energy, Inc.	79,846	808,041
CMS Energy Corp.	52,087	590,667
Consolidated Edison, Inc.	62,940	2,231,852
Constellation Energy Group, Inc.	45,767	1,248,524
Dominion Resources, Inc.	134,106	4,263,230
DTE Energy Company	37,522	1,135,040
Dynegy, Inc., Class A *	116,343	233,849
Edison International	74,884	2,189,608
Entergy Corp.	43,542	3,249,104
Exelon Corp.	151,288	7,263,337
FirstEnergy Corp.	70,062	2,647,643
FPL Group, Inc.	93,991	5,313,311
Integrys Energy Group, Inc.	17,565	475,836
Northeast Utilities	39,578	822,827
Pepco Holdings, Inc.	50,360	653,673
PG&E Corp.	84,066	3,086,063
Pinnacle West Capital Corp.	23,211	641,784
PPL Corp.	86,262	2,800,927
Southern Company	178,726	5,077,606
Teco Energy, Inc. (a)	48,940	549,107
Wisconsin Energy Corp.	26,873	1,060,409
Xcel Energy, Inc.	104,396	1,790,391

		54,593,607
Electronics - 0.57%
Agilent Technologies, Inc. *	80,898	1,474,771
Amphenol Corp., Class A	39,345	1,313,730
Harman International Industries, Inc.	13,463	250,950
Jabil Circuit, Inc.	49,148	384,829
L-3 Communications Holdings, Inc.	27,255	2,003,515
Thermo Fisher Scientific, Inc. *	96,110	3,739,640
Tyco Electronics, Ltd.	105,268	1,828,505

		10,995,940
Energy - 0.50%
Duke Energy Corp.	294,455	4,166,538
Progress Energy, Inc.	63,340	2,249,203
SCANA Corp.	27,851	836,087
Sempra Energy	55,948	2,555,705

		9,807,533
Financial Services - 8.05%
American Express Company	269,151	6,688,402
Ameriprise Financial, Inc.	50,293	1,518,849
Bank of America Corp.	1,845,621	20,800,149

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Capital One Financial Corp.	102,926	$2,515,511
Charles Schwab Corp.	215,453	3,791,973
CIT Group, Inc.	89,353	342,222
Citigroup, Inc. (a)	1,258,633	4,682,115
CME Group, Inc.	15,249	4,904,688
Discover Financial Services	110,655	1,057,862
E*TRADE Financial Corp. * (a)	131,477	189,327
Federated Investors, Inc., Class B	20,452	511,914
Fidelity National Information Services, Inc.	43,880	845,129
Franklin Resources, Inc.	34,797	2,326,179
Goldman Sachs Group, Inc.	115,478	16,694,654
IntercontinentalExchange, Inc. *	16,698	1,799,877
Invesco, Ltd.	86,726	1,357,262
Janus Capital Group, Inc.	36,342	368,508
JPMorgan Chase & Company	863,707	31,870,788
Legg Mason, Inc.	32,823	632,827
Leucadia National Corp. * (a)	41,660	869,861
MasterCard, Inc., Class A	16,651	2,936,071
Morgan Stanley	280,514	8,505,184
NASDAQ OMX Group, Inc. *	31,559	666,211
NYSE Euronext	59,529	1,785,870
People's United Financial, Inc.	80,036	1,264,569
SLM Corp. *	107,426	710,086
State Street Corp.	98,837	4,590,979
T. Rowe Price Group, Inc.	58,846	2,387,382
Wells Fargo & Company	1,052,370	26,835,435
Western Union Company	163,182	2,876,899

		156,326,783
Food & Beverages - 3.91%
Campbell Soup Company	47,075	1,304,919
Coca-Cola Enterprises, Inc.	72,883	1,214,231
ConAgra Foods, Inc.	102,762	1,910,346
Dean Foods Company *	40,644	764,107
Dr Pepper Snapple Group, Inc. *	58,306	1,266,989
General Mills, Inc.	75,352	3,856,515
H.J. Heinz Company	72,314	2,645,246
Hershey Company	38,085	1,341,354
Hormel Foods Corp.	16,049	557,542
J.M. Smucker Company	27,220	1,095,877
Kellogg Company	57,937	2,505,775
Kraft Foods, Inc., Class A	337,719	8,817,843
McCormick & Company, Inc.	29,903	912,640
Pepsi Bottling Group, Inc.	31,124	1,022,735
PepsiCo, Inc.	357,692	18,617,869
Sara Lee Corp.	159,861	1,437,150
Sysco Corp.	135,424	3,244,759
The Coca-Cola Company	457,514	22,491,388
Tyson Foods, Inc., Class A	69,484	925,527

		75,932,812
Forest Products - 0.08%
Weyerhaeuser Company	48,548	1,630,242
Furniture & Fixtures - 0.03%
Leggett & Platt, Inc.	36,052	529,243
Gas & Pipeline Utilities - 0.44%
El Paso Corp.	160,567	1,565,528

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
Nicor, Inc.	10,389	$326,734
NiSource, Inc.	63,046	673,962
Questar Corp.	39,899	1,352,177
Spectra Energy Corp.	147,862	2,373,185
Williams Companies, Inc.	133,124	2,233,821

		8,525,407
Healthcare Products - 3.87%
Baxter International, Inc.	141,085	7,222,141
Becton, Dickinson & Company	55,094	3,728,762
Boston Scientific Corp. *	345,269	3,245,529
C.R. Bard, Inc.	22,853	1,633,761
Covidien, Ltd.	115,812	4,136,805
DENTSPLY International, Inc.	34,155	999,375
Intuitive Surgical, Inc. *	9,007	1,348,168
Johnson & Johnson	635,682	35,064,219
Medtronic, Inc.	257,009	8,828,259
Patterson Companies, Inc. * (a)	21,023	432,864
St. Jude Medical, Inc. *	79,558	3,104,353
Stryker Corp.	54,682	2,101,976
Varian Medical Systems, Inc. *	28,590	1,022,378
Zimmer Holdings, Inc. *	51,217	2,281,717

		75,150,307
Healthcare Services - 1.75%
Cardinal Health, Inc.	82,831	2,961,208
Coventry Health Care, Inc. *	34,084	615,216
DaVita, Inc. *	23,880	1,077,227
Express Scripts, Inc. *	56,925	3,646,046
Humana, Inc. *	38,808	1,215,855
IMS Health, Inc.	41,739	502,538
Laboratory Corp. of America Holdings *	24,892	1,517,416
McKesson Corp.	62,936	2,589,816
Medco Health Solutions, Inc. *	112,854	5,178,870
Quest Diagnostics, Inc.	35,480	1,852,766
UnitedHealth Group, Inc.	279,393	7,431,854
WellPoint, Inc. *	114,548	5,334,500

		33,923,312
Holdings Companies/Conglomerates - 0.04%
Textron, Inc.	60,596	696,854
Homebuilders - 0.09%
Centex Corp.	28,580	240,929
D.R. Horton, Inc.	63,339	583,352
KB Home	17,300	259,500
Lennar Corp., Class A (a)	32,469	308,780
Pulte Homes, Inc. (a)	49,328	434,087

		1,826,648
Hotels & Restaurants - 1.34%
Darden Restaurants, Inc.	31,485	1,138,813
Marriott International, Inc., Class A	67,545	1,577,851
McDonald's Corp.	255,950	15,098,491
Starbucks Corp. *	168,837	2,429,564
Starwood Hotels & Resorts Worldwide, Inc.	41,932	1,026,076
Wyndham Worldwide Corp.	40,798	481,008
Wynn Resorts, Ltd. * (a)	15,373	569,723

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Yum! Brands, Inc.	105,709	$3,660,703

		25,982,229
Household Appliances - 0.09%
Black & Decker Corp.	13,821	443,239
Stanley Works	18,130	647,241
Whirlpool Corp.	16,905	712,377

		1,802,857
Household Products - 0.19%
Clorox Company	31,953	1,675,615
Fortune Brands, Inc.	34,510	1,208,195
Newell Rubbermaid, Inc.	63,711	733,314

		3,617,124
Industrial Machinery - 1.10%
Cameron International Corp. *	49,852	1,556,878
Caterpillar, Inc.	138,253	4,902,451
Cummins, Inc.	46,279	1,500,828
Deere & Company	97,146	4,222,937
Dover Corp.	42,753	1,344,154
Flowserve Corp.	12,852	945,522
Ingersoll-Rand Company, Ltd., Class A	73,286	1,482,576
ITT Corp.	41,785	1,720,706
Manitowoc Company, Inc.	29,962	195,352
Pall Corp.	27,138	696,904
Parker-Hannifin Corp.	36,927	1,560,535
W.W. Grainger, Inc.	14,624	1,152,810

		21,281,653
Industrials - 1.74%
Fastenal Company (a)	29,700	986,634
General Electric Company	2,427,170	32,718,252

		33,704,886
Insurance - 2.52%
Aetna, Inc.	104,231	2,791,306
AFLAC, Inc.	107,451	3,814,511
Allstate Corp.	123,202	3,169,987
American International Group, Inc. (a)	618,431	1,045,148
Aon Corp.	62,869	2,263,284
Assurant, Inc.	27,070	639,664
Chubb Corp.	80,977	3,210,738
CIGNA Corp.	62,295	1,381,080
Cincinnati Financial Corp.	37,349	844,461
Genworth Financial, Inc., Class A	99,556	589,372
Hartford Financial Services Group, Inc.	74,750	1,071,915
Lincoln National Corp.	58,848	1,115,170
Loews Corp.	83,008	2,245,366
Marsh & McLennan Companies, Inc.	118,362	2,239,409
MBIA, Inc. *	39,336	253,717
MetLife, Inc.	188,024	5,922,756
Principal Financial Group, Inc.	71,297	1,582,793
Progressive Corp. *	155,537	2,508,812
Prudential Financial, Inc.	97,450	3,889,230
The Travelers Companies, Inc.	134,425	5,465,721
Torchmark Corp.	19,423	780,028
Unum Group	76,113	1,302,293

The accompanying notes are an integral part of the financial statements.
91

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
XL Capital, Ltd., Class A (a)	78,652	$795,958

		48,922,719
International Oil - 6.91%
Anadarko Petroleum Corp.	112,593	5,379,694
Chevron Corp.	460,720	30,716,202
ConocoPhillips	340,213	15,595,364
Exxon Mobil Corp.	1,135,766	78,765,372
Murphy Oil Corp.	43,839	2,586,939
Nabors Industries, Ltd. *	65,028	1,162,701

		134,206,272
Internet Content - 1.44%
Google, Inc., Class A *	55,074	22,978,525
Yahoo!, Inc. *	320,439	5,075,754

		28,054,279
Internet Retail - 0.56%
Amazon.com, Inc. *	73,878	5,761,745
eBay, Inc. *	247,692	4,364,333
Expedia, Inc. *	48,210	834,515

		10,960,593
Internet Software - 0.46%
Akamai Technologies, Inc. *	39,185	872,258
Electronic Arts, Inc. *	73,966	1,700,478
McAfee, Inc. *	35,417	1,389,409
Salesforce.com, Inc. * (a)	24,293	921,920
Symantec Corp. *	188,692	2,941,708
VeriSign, Inc. *	44,205	1,034,839

		8,860,612
Leisure Time - 0.72%
Carnival Corp.	100,614	2,559,620
International Game Technology	67,894	1,178,640
Walt Disney Company	426,653	10,333,536

		14,071,796
Life Sciences - 0.07%
PerkinElmer, Inc.	26,702	434,441
Waters Corp. *	22,306	966,296

		1,400,737
Liquor - 0.16%
Brown Forman Corp., Class B	22,541	988,423
Constellation Brands, Inc., Class A *	44,754	517,356
Molson Coors Brewing Company, Class B	34,443	1,515,148

		3,020,927
Manufacturing - 1.29%
3M Company	159,459	9,105,109
Danaher Corp.	58,599	3,536,450
Eaton Corp.	37,970	1,651,695
Harley-Davidson, Inc.	53,687	911,068
Honeywell International, Inc.	168,971	5,603,078
Illinois Tool Works, Inc.	88,340	2,852,499
Rockwell Automation, Inc.	32,586	1,000,064
Snap-on, Inc.	13,206	411,367

		25,071,330

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals - 0.02%
Tenet Healthcare Corp. *	95,461	$346,523
Metal & Metal Products - 0.15%
Precision Castparts Corp.	32,163	2,655,699
Titanium Metals Corp.	19,562	181,144

		2,836,843
Mining - 0.55%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	94,617	5,150,003
Newmont Mining Corp.	112,434	5,494,650

		10,644,653
Office Furnishings & Supplies - 0.05%
Avery Dennison Corp.	25,911	714,107
Office Depot, Inc. *	63,166	294,354

		1,008,461
Paper - 0.17%
International Paper Company	98,316	1,412,801
MeadWestvaco Corp.	39,260	626,982
Plum Creek Timber Company, Inc. (a)	37,886	1,312,750

		3,352,533
Petroleum Services - 1.63%
Baker Hughes, Inc.	70,991	2,772,908
BJ Services Company	67,123	1,049,804
Diamond Offshore Drilling, Inc.	15,974	1,346,289
ENSCO International, Inc.	32,595	1,267,620
Halliburton Company	206,203	4,728,235
Schlumberger, Ltd.	274,882	15,731,497
Smith International, Inc.	50,392	1,470,942
Tesoro Corp.	31,803	538,743
Valero Energy Corp.	118,666	2,654,558

		31,560,596
Pharmaceuticals - 5.26%
Abbott Laboratories	355,185	16,004,636
Allergan, Inc.	70,677	3,118,976
AmerisourceBergen Corp.	34,999	1,298,463
Bristol-Myers Squibb Company	454,963	9,062,863
Celgene Corp. *	105,601	4,460,586
Eli Lilly & Company	232,396	8,033,930
Forest Laboratories, Inc. *	69,322	1,642,238
Gilead Sciences, Inc. *	209,370	9,023,847
Hospira, Inc. *	36,689	1,265,771
King Pharmaceuticals, Inc. *	56,653	535,937
Merck & Company, Inc.	484,430	13,360,580
Mylan, Inc. * (a)	70,033	925,136
Pfizer, Inc.	1,550,307	23,549,163
Schering-Plough Corp.	373,808	9,120,915
Watson Pharmaceuticals, Inc. *	24,047	727,422

		102,130,463
Photography - 0.01%
Eastman Kodak Company	61,642	160,886
Publishing - 0.17%
Gannett Company, Inc.	52,497	250,411
McGraw-Hill Companies, Inc.	72,263	2,174,393
Meredith Corp.	8,276	223,121

The accompanying notes are an integral part of the financial statements.
92

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing (continued)
The New York Times Company, Class A (a)	26,800	$176,880
The Washington Post Company, Class B	1,383	497,880

		3,322,685
Railroads & Equipment - 0.84%
Burlington Northern Santa Fe Corp.	63,964	4,633,552
CSX Corp.	91,763	2,914,393
Norfolk Southern Corp.	84,227	3,133,244
Union Pacific Corp.	115,652	5,698,174

		16,379,363
Real Estate - 0.90%
Apartment Investment & Management
Company, Class A, REIT (a)	26,959	254,763
Avalon Bay Communities, Inc., REIT	18,329	1,126,867
Boston Properties, Inc., REIT	27,871	1,346,727
Developers Diversified Realty Corp., REIT	1,873	9,196
Equity Residential, REIT	62,697	1,526,045
HCP, Inc., REIT	62,499	1,451,852
Health Care, Inc., REIT	25,451	871,697
Host Hotels & Resorts, Inc., REIT	135,938	1,275,098
Kimco Realty Corp., REIT	71,667	837,787
ProLogis, REIT	96,369	818,173
Public Storage, REIT	28,822	1,919,833
Simon Property Group, Inc., REIT	62,472	3,340,378
Ventas, Inc., REIT	35,890	1,089,620
Vornado Realty Trust, REIT	35,442	1,653,724

		17,521,760
Retail Grocery - 0.35%
Safeway, Inc.	98,577	1,997,170
SUPERVALU, Inc.	48,667	807,872
The Kroger Company	149,958	3,419,043
Whole Foods Market, Inc. (a)	32,269	608,916

		6,833,001
Retail Trade - 4.82%
Abercrombie & Fitch Company, Class A	20,008	602,441
Bed Bath & Beyond, Inc. *	59,694	1,677,998
Best Buy Company, Inc.	77,917	2,734,887
Big Lots, Inc. *	18,874	434,291
Costco Wholesale Corp.	99,575	4,831,379
CVS Caremark Corp.	334,530	9,968,994
Family Dollar Stores, Inc.	32,158	973,423
GameStop Corp., Class A *	37,642	939,168
Home Depot, Inc.	389,678	9,024,943
J.C. Penney Company, Inc.	51,066	1,332,312
Kohl's Corp. *	70,035	2,974,386
Limited Brands, Inc.	62,189	777,984
Lowe's Companies, Inc.	336,867	6,403,842
Macy's, Inc.	96,661	1,129,000
Nordstrom, Inc. (a)	36,633	721,304
RadioShack Corp.	28,749	386,387
Sears Holdings Corp. * (a)	12,617	717,276
Staples, Inc.	163,962	3,353,023
Target Corp.	173,016	6,799,529
The Gap, Inc.	107,168	1,912,949
Tiffany & Company	28,295	802,729

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
TJX Companies, Inc.	95,691	$2,823,841
Walgreen Company	226,790	6,756,074
Wal-Mart Stores, Inc.	513,880	25,560,391

		93,638,551
Sanitary Services - 0.37%
Ecolab, Inc.	38,543	1,439,581
Republic Services, Inc.	74,000	1,686,460
Stericycle, Inc. *	19,602	979,708
Waste Management, Inc.	112,956	3,116,456

		7,222,205
Semiconductors - 2.32%
Advanced Micro Devices, Inc. *	128,673	584,175
Altera Corp.	67,408	1,147,284
Analog Devices, Inc.	66,935	1,633,883
Applied Materials, Inc.	305,533	3,440,302
Broadcom Corp., Class A *	97,778	2,491,383
Intel Corp.	1,278,350	20,095,662
KLA-Tencor Corp.	39,038	1,054,026
Linear Technology Corp. (a)	50,992	1,193,723
LSI Logic Corp. *	148,965	665,874
MEMC Electronic Materials, Inc. *	51,362	990,773
Microchip Technology, Inc. (a)	41,860	902,920
Micron Technology, Inc. *	189,393	958,329
National Semiconductor Corp.	44,810	621,963
Novellus Systems, Inc. *	22,312	400,054
NVIDIA Corp. *	123,437	1,287,448
QLogic Corp. *	27,865	380,357
Teradyne, Inc. *	39,692	283,798
Texas Instruments, Inc.	293,399	5,691,941
Xilinx, Inc.	63,000	1,306,620

		45,130,515
Software - 3.42%
Adobe Systems, Inc. *	120,443	3,394,084
Autodesk, Inc. *	52,010	1,116,134
BMC Software, Inc. *	42,438	1,447,136
CA, Inc.	90,633	1,581,546
Citrix Systems, Inc. *	41,397	1,300,280
Compuware Corp. *	56,680	432,468
Intuit, Inc. *	73,828	2,009,598
Microsoft Corp.	1,757,302	36,710,039
Novell, Inc. *	79,154	329,281
Oracle Corp.	881,444	17,267,488
Teradata Corp. *	39,775	859,140

		66,447,194
Steel - 0.28%
AK Steel Holding Corp.	25,491	364,521
Allegheny Technologies, Inc.	22,399	793,149
Nucor Corp.	72,176	3,169,248
United States Steel Corp.	32,130	1,094,990

		5,421,908
Telecommunications Equipment &
Services - 1.40%
American Tower Corp., Class A *	91,267	2,908,679
Ciena Corp. * (a)	20,840	229,240

The accompanying notes are an integral part of the financial statements.
93

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Corning, Inc.	357,401	$5,253,795
Embarq Corp.	32,771	1,377,037
Harris Stratex Networks, Inc., Class A *	8,126	38,760
JDS Uniphase Corp. *	49,444	266,503
QUALCOMM, Inc.	379,104	16,525,143
Tellabs, Inc. *	90,939	504,712

		27,103,869
Telephone - 3.12%
AT&T, Inc.	1,354,496	33,577,956
CenturyTel, Inc.	23,057	711,308
Frontier Communications Corp.	71,551	520,891
Harris Corp.	30,711	954,498
Qwest Communications International, Inc. (a)	337,763	1,472,647
Sprint Nextel Corp. *	658,472	3,391,131
Verizon Communications, Inc.	652,866	19,102,859
Windstream Corp.	101,380	852,606

		60,583,896
Tires & Rubber - 0.03%
Goodyear Tire & Rubber Company *	55,471	635,143
Tobacco - 1.65%
Altria Group, Inc.	474,886	8,115,802
Lorillard, Inc.	38,631	2,639,656
Philip Morris International, Inc.	460,581	19,639,174
Reynolds American, Inc.	38,853	1,552,954

		31,947,586
Toys, Amusements & Sporting Goods - 0.10%
Hasbro, Inc.	28,488	723,880
Mattel, Inc.	82,389	1,286,092

		2,009,972
Transportation - 0.18%
C.H. Robinson Worldwide, Inc.	39,120	1,988,079
Expeditors International of Washington, Inc.	48,751	1,599,520

		3,587,599
Trucking & Freight - 0.83%
FedEx Corp.	71,546	3,965,795
Ryder Systems, Inc.	12,787	360,338
United Parcel Service, Inc., Class B	228,789	11,700,269

		16,026,402
Utility Service - 0.19%
Public Service Enterprise Group, Inc.	116,296	3,706,354

TOTAL COMMON STOCKS (Cost $1,997,170,914)		$1,846,505,363

SHORT TERM INVESTMENTS - 3.24%
Federal Home Loan Bank Discount Notes
zero coupon due 08/19/2009	$40,000,000	$39,982,444
John Hancock Collateral Investment Trust,
0.7339% (c)(g)	2,298,388	22,983,877

TOTAL SHORT TERM INVESTMENTS
(Cost $62,966,321)		$62,966,321

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.97%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$38,294,223 on 06/01/2009,
collateralized by $39,120,000 U.S.
Treasury Bills, 0.00% due
11/27/2009 (valued at
$39,061,320, including interest)	$38,294,000	$38,294,000

TOTAL REPURCHASE AGREEMENTS
(Cost $38,294,000)		$38,294,000

Total Investments (Index 500 Fund)
(Cost $2,098,431,235) - 100.31%		$1,947,765,684
Other assets and liabilities, net - (0.31)%		(6,071,746)

TOTAL NET ASSETS - 100.00%		$1,941,693,938

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.83%
Argentina - 0.01%
Petrobras Energia Participaciones SA, ADR,
B Shares	2,810	$14,275
Telecom Argentina SA, ADR, B Shares *	2,416	20,294

		34,569
Australia - 4.63%
AGL Energy, Ltd.	14,879	167,187
Alumina, Ltd.	37,887	41,566
Amcor, Ltd.	23,124	95,037
AMP, Ltd.	65,480	256,199
Aristocrat Leisure, Ltd.	9,625	28,064
Arrow Energy NL *	16,861	50,897
Asciano Group	13,391	14,963
Australia and New Zealand
Banking Group, Ltd.	63,922	822,316
Australian Stock Exchange, Ltd.	5,604	156,468
Axa Asia Pacific Holdings, Ltd.	33,245	101,593
Babcock & Brown, Ltd. *	6,031	1,570
Bendigo Bank, Ltd.	7,479	36,788
BHP Billiton, Ltd.	106,150	2,982,196
Billabong International, Ltd.	4,665	29,528
Bluescope Steel, Ltd.	50,750	98,032
Boral, Ltd.	17,086	55,916
Brambles, Ltd.	43,154	204,911
Caltex Australia, Ltd.	3,106	29,848
Centro Properties Group, Ltd. *	20,831	1,474
Centro Retail Group	32,506	2,198
CFS Gandel Retail Trust	66,172	87,586
Coca-Cola Amatil, Ltd.	20,615	139,538
Cochlear, Ltd.	2,251	98,393
Commonwealth Bank of Australia, Ltd.	46,277	1,315,308
Computershare, Ltd.	13,747	97,856
Crown, Ltd.	12,519	73,238
CSL, Ltd.	19,489	456,378
CSR, Ltd.	28,011	37,043

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Dexus Property Group, REIT	148,596	$91,017
Energy Resources of Australia, Ltd.	1,964	38,585
Fortescue Metals Group, Ltd. * (a)	39,653	84,237
Foster's Group, Ltd.	57,690	226,581
General Property Trust, Ltd.	343,104	142,878
Goodman Fielder, Ltd.	50,836	52,240
Harvey Norman Holding, Ltd.	11,715	27,660
Incitec Pivot, Ltd.	50,675	109,644
James Hardie Industries, Ltd. *	10,713	37,436
John Fairfax Holdings, Ltd.	76,313	70,670
Leighton Holdings, Ltd.	4,881	89,577
Lend Lease Corp.	11,812	65,546
Lion Nathan, Ltd.	8,290	78,217
Macquarie Airports, Ltd.	17,250	29,086
Macquarie Group, Ltd.	9,570	246,220
Macquarie Infrastructure Group	68,523	76,965
Metcash, Ltd.	20,343	68,201
Mirvac Group, Ltd.	65,667	60,764
National Australia Bank, Ltd.	58,655	1,043,144
Newcrest Mining, Ltd.	14,750	390,428
NRMA Insurance Group, Ltd.	61,712	179,847
Nufarm, Ltd.	6,202	61,222
OneSteel, Ltd.	40,647	89,153
Orica, Ltd.	10,550	170,678
Origin Energy, Ltd.	29,720	352,772
Oxiana, Ltd.	101,319	71,130
Paladin Resources, Ltd. *	17,025	69,132
Perpetual Trust of Australia, Ltd.	899	20,556
Qantas Airways, Ltd.	26,932	41,411
QBE Insurance Group, Ltd.	30,550	478,459
Rio Tinto, Ltd.	8,829	461,030
Santos, Ltd.	30,519	358,485
Sims Group, Ltd.	5,035	93,613
Sonic Healthcare, Ltd.	13,734	130,954
Stockland Company, Ltd. *	2,635	6,015
Stockland Company, Ltd.	77,698	193,735
Suncorp-Metway, Ltd.	42,717	204,338
TABCORP Holdings, Ltd.	17,142	101,318
Tattersall's, Ltd.	31,088	61,052
Telstra Corp., Ltd.	140,795	351,100
Toll Holdings, Ltd.	21,846	124,016
Transurban Group, Ltd. *	39,425	128,432
Virgin Blue Holdings, Ltd. *	12,681	2,855
Wesfarmers, Ltd., Price Protected Shares	4,019	68,765
Wesfarmers, Ltd.	31,392	539,093
Westfield Group	62,440	549,549
Westpac Banking Corp., Ltd.	87,935	1,335,948
Woodside Petroleum, Ltd.	15,162	528,981
Woolworths, Ltd.	38,273	778,873
WorleyParsons, Ltd.	5,077	91,865

		18,155,564
Austria - 0.23%
Erste Bank der Oesterreichischen
Sparkassen AG (a)	5,754	139,882
Oesterreichische Elektrizitaets AG, Class A	2,716	147,136
OMV AG	5,106	207,057

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Raiffeisen International Bank Holding AG (a)	1,810	$77,483
Telekom Austria AG (a)	12,512	193,248
Voestalpine AG	3,165	91,311
Wiener Staedtische Allgemeine
Versicherung AG	1,338	56,949

		913,066
Belgium - 0.68%
Anheuser-Busch InBev NV	23,538	831,950
Anheuser-Busch InBev NV *	9,984	28
Belgacom SA	5,210	163,750
Colruyt SA	637	150,139
Compagnie Nationale A Portefeuille, ADR	1,550	80,703
Delhaize Group * (a)	3,315	244,063
Dexia SA *	19,659	125,198
Fortis Group SA *	70,261	269,556
Groupe Bruxelles Lambert SA	2,397	194,101
KBC Ancora, ADR *	3,251	40,449
KBC Bancassurance Holding NV *	5,137	107,443
Mobistar SA	1,281	79,195
Solvay SA	1,918	175,777
UCB SA (a)	3,846	127,998
Umicore	3,377	81,540

		2,671,890
Bermuda - 0.06%
China Yurun Food Group, Ltd	38,000	53,173
Chinese Estates Holdings, Ltd.	28,561	43,443
SeaDrill, Ltd., GDR	8,231	120,967

		217,583
Brazil - 1.46%
All America Latina Logistica SA	16,900	98,947
Aracruz Celulose SA, SADR *	845	14,441
B2W Companhia Global Do Varejo	2,100	44,058
Banco do Brasil SA	9,200	98,939
Banco Nossa Caixa SA	1,562	57,999
BM&F BOVESPA SA	38,241	219,231
Brasil Telecom Participacoes SA, ADR *	686	30,712
Brasil Telecom Participacoes SA *	2,800	90,862
Centrais Eletricas Brasileiras SA, ADR,
B Shares *	2,071	26,852
Centrais Eletricas Brasileiras SA, ADR *	3,447	46,373
Centrais Eletricas Brasileiras SA *	5,000	68,205
Cia de Concessoes Rodoviarias, ADR	5,400	84,996
Cia de Saneamento Basico do Estado de Sao
Paulo *	4,622	72,351
Cia Energetica de Minas Gerais, ADR	6,763	89,474
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	436	16,324
Companhia de Bebidas das Americas	9	592
Companhia Siderurgica Nacional SA, SADR	5,571	136,601
Companhia Siderurgica Nacional SA	5,866	143,788
Companhia Vale do Rio Doce	35,806	691,880
Cosan SA Industria e Comercio *	3,405	27,429
CPFL Energia SA	5,100	82,970
Cyrela Brazil Realty SA	8,000	61,395
EDP - Energias do Brasil SA	2,700	37,736

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Empresa Brasileira de Aeronautica SA, ADR *	1,575	$30,208
Empresa Brasileira de Aeronautica SA *	13,400	66,060
Gerdau SA, SADR	5,235	54,444
Gerdau SA	7,058	57,430
Global Village Telecom Holding SA *	2,699	45,418
Itau Unibanco Holding SA *	2,485	39,884
JBS SA	13,126	44,896
LLX Logistica SA *	12,720	22,433
MRV Engenharia e Participacoes SA	2,629	36,209
Natura Cosmeticos SA	4,800	63,184
OGX Petroleo e Gas Participacoes SA	400	196,180
Perdigao SA *	4,400	86,408
Petroleo Brasileiro SA, ADR	9,352	411,768
Petroleo Brasileiro SA, SADR	13,446	470,207
Petroleo Brasileiro SA	53,184	1,166,610
Porto Seguro SA *	5,213	39,609
Redecard SA	9,694	141,695
Souza Cruz SA	3,200	83,757
Suzano Papel e Celulose SA * (i)	4,700	39,605
Tele Norte Leste Participacoes SA, ADR *	5,457	96,698
Tele Norte Leste Participacoes SA	2,500	54,635
Tractebel Energia SA	5,100	47,563
Ultrapar Participacoes SA	2,900	95,050
Usinas Siderurgicas de Minas Gerais
SA, SADR	1,235	24,452
Usinas Siderurgicas de Minas Gerais SA	2,800	53,692
Vivo Participacoes SA	802	16,176
Votorantim Celulose e Papel SA, SADR *	1,189	14,113

		5,740,539
Canada - 7.08%
Addax Petroleum Corp.	2,600	85,496
Agnico-Eagle Mines, Ltd.	4,600	284,364
Agrium, Inc.	5,200	253,915
Alimentation Couche Tard, Inc.	3,500	42,991
ARC Energy Trust	2,700	42,958
Astral Media, Inc.	1,200	34,008
Bank of Montreal	16,800	674,000
Bank of Nova Scotia	31,100	1,087,610
Barrick Gold Corp.	27,408	1,038,579
BCE, Inc.	8,973	205,062
Biovail Corp.	3,800	48,242
Bombardier, Inc.	41,800	140,131
Brookfield Asset Management, Inc.	14,825	258,411
Brookfield Properties Corp. (a)	7,550	56,776
CAE, Inc.	9,300	61,333
Cameco Corp.	11,900	327,107
Canadian Imperial Bank of Commerce	11,800	589,703
Canadian National Railway Company	15,200	654,223
Canadian Natural Resources, Ltd.	16,900	1,001,694
Canadian Oil Sands Trust	7,700	197,481
Canadian Pacific Railway, Ltd.	5,500	223,678
Canadian Tire Corp., Ltd.	2,700	119,698
Canadian Utilities, Ltd.	3,000	97,220
CGI Group, Inc. *	7,600	70,657
CI Financial Corp.	4,500	74,193
Crescent Point Energy Trust	2,600	75,898

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Eldorado Gold Corp. *	10,600	$105,053
Empire Company, Ltd.	1,100	47,940
Enbridge, Inc.	10,800	382,835
EnCana Corp. - CAD	23,600	1,297,000
Enerplus Resources Fund	5,400	127,166
Ensign Energy Services, Inc.	4,800	73,028
Fairfax Financial Holdings, Ltd.	500	129,164
Finning International, Inc.	6,000	81,392
First Quantum Minerals, Ltd.	2,400	106,926
Fortis, Inc.	5,500	120,907
Franco-Nevada Corp.	2,900	80,618
George Weston, Ltd.	1,500	84,841
Gerdau Ameristeel Corp.	5,700	37,800
Gildan Activewear, Inc. *	4,300	71,289
Goldcorp, Inc.	22,853	903,235
Great-West Lifeco, Inc.	9,200	187,918
Groupe Aeroplan, Inc.	6,736	46,398
Husky Energy, Inc.	8,400	257,828
IAMGOLD Corp.	12,000	134,976
IGM Financial, Inc.	4,000	139,592
Imperial Oil, Ltd.	9,700	394,308
Industrial Alliance Insurance and Financial
Services, Inc.	3,100	74,451
Inmet Mining Corp.	1,300	51,774
Intact Financial Corp.	2,500	79,208
Ivanhoe Mines, Ltd. *	5,800	31,344
Jazz Air Income Fund, ADR *	415	935
Kinross Gold Corp.	20,258	406,552
Loblaw Companies, Ltd.	3,900	128,315
Magna International, Inc.	3,000	99,473
Manitoba Telecom Services, Inc.	1,000	31,097
Manulife Financial Corp. (c)	51,400	1,106,389
MDS, Inc. *	1,400	6,925
Metro, Inc.	3,400	119,557
National Bank of Canada	5,000	234,349
Nexen, Inc.	14,900	365,079
Niko Resources, Ltd.	1,300	91,104
Nova Chemicals Corp.	2,100	12,080
Onex Corp.	3,600	70,071
Open Text Corp. *	1,600	56,570
Pan American Silver Corp. *	3,000	70,291
Penn West Energy Trust (a)	11,615	162,456
Petro-Canada	15,700	683,078
Potash Corp. of Saskatchewan, Inc.	9,500	1,095,535
Power Corp. of Canada	11,500	267,973
Power Financial Corp.	7,600	179,253
Precision Drilling Trust, ADR	1,200	7,024
Progress Energy Resources Corp.	6,100	59,673
Provident Energy Trust	9,400	48,044
QLT, Inc. *	250	547
Research In Motion, Ltd. *	16,000	1,253,474
RioCan Real Estate Investment Trust	2,600	35,175
Ritchie Bros. Auctioneers, Inc.	3,700	83,913
Rogers Communications, Inc., Class B	15,300	454,340
Royal Bank of Canada	44,900	1,797,234
Saputo, Inc.	5,100	100,902

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Shaw Communications, Inc.	11,400	$197,353
Sherritt International Corp.	10,500	46,741
Shoppers Drug Mart Corp.	6,200	251,918
Silver Wheaton Corp. *	8,300	87,352
Sino-Forest Corp. *	5,700	66,306
SNC-Lavalin Group, Inc.	4,800	172,215
Sun Life Financial, Inc.	17,200	452,312
Suncor Energy, Inc. - CAD	29,300	1,026,540
Talisman Energy, Inc.	32,900	533,693
Teck Cominco, Ltd.	15,752	247,444
Telus Corp. - Non Voting Shares	4,900	141,378
Telus Corp.	1,400	41,484
Thomson Corp.	7,400	225,914
TMX Group, Inc.	1,900	56,961
Toronto Dominion Bank Ontario	27,100	1,380,133
TransAlta Corp.	5,800	106,251
Trans-Canada Corp.	18,900	560,551
Trican Well Service, Ltd.	3,100	27,515
Viterra, Inc. *	7,000	59,308
Yamana Gold, Inc.	20,593	242,193
Yellow Pages Income Fund	5,800	30,122

		27,773,511
Cayman Islands - 0.03%
China Dongxiang Group Company	96,500	54,437
China High Speed Transmission Equipment
Group Company, Ltd.	29,000	60,833
Hopewell Highway Infrastructure, Ltd.	2,300	1,302

		116,572
Chile - 0.29%
Banco Santander Chile SA, ADR	2,667	111,080
Banco Santander SA	1,001	10,646
Cia Cervecerias Unidas SA, ADR	1,107	35,911
Corpbanca SA, SADR	650	17,875
Embotelladora Andina SA, ADR, Series A	915	12,004
Embotelladora Andina SA, ADR, Series B	1,006	16,800
Empresa Nacional de Electricidad SA, ADR	7,069	315,914
Enersis SA, SADR	16,935	289,758
Lan Airlines SA, SADR	4,620	51,652
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares (a)	7,170	260,701
Vina Concha Y Toro SA, ADR	911	33,753

		1,156,094
China - 2.19%
Air China, Ltd., Class H *	123,466	61,298
Aluminum Corp. of China, Ltd.	112,780	109,145
Angang New Steel Company, Ltd., Class H	29,012	43,381
Bank of China, Ltd.	1,815,474	817,480
Bank of Communications Company, Ltd.,
Class H	208,879	192,935
Beijing Capital International Airport Company,
Ltd., Class H *	81,211	64,288
Beijing Datang Power Generation
Company, Ltd., Class H	141,136	72,620
BYD Company, Ltd., H Shares *	24,494	97,293
Chaoda Modern Agriculture Holdings, Ltd.	73,214	45,917

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China BlueChemical, Ltd.	68,000	$40,443
China CITIC Bank	232,000	130,096
China Coal Energy Company, Series H	97,595	117,401
China Communications
Construction Company, Ltd.	129,665	180,125
China Communications Services Corp., Ltd.,
Class H	82,000	50,041
China Construction Bank Corp.	1,407,118	918,259
China COSCO Holdings Company, Ltd. *	72,879	100,537
China Life Insurance Company, Ltd.	231,376	844,966
China Merchants Bank Company, Ltd.	103,390	211,900
China National Building Material Company,
Ltd.	36,000	79,006
China Oilfield Services, Ltd., H Shares	70,000	77,217
China Petroleum & Chemical Corp., Class H	518,030	423,082
China Railway Construction Corp. - Hong
Kong Exchange *	66,000	95,264
China Railway Group, Ltd. *	146,000	121,196
China Shenhua Energy Company, Ltd.	103,000	343,880
China Shipping Container Lines Company, Ltd. *	134,076	42,033
China Shipping Development Company, Ltd.,
Class H	55,568	82,439
China Telecom Corp., Ltd.	432,396	204,748
Country Garden Holdings Company, Ltd.	161,000	79,128
Dongfeng Motor Group Company, Ltd.	78,780	75,775
Foxconn International Holdings, Ltd. *	81,000	58,289
Guangdong Investment, Ltd.	96,780	49,436
Guangshen Railway Company, Ltd., Class H	61,211	29,185
Guangzhou R&F Properties Company, Ltd., H
Shares	28,000	64,108
Huaneng Power International, Inc., Class H	120,564	80,403
Industrial & Commercial Bank of China, Ltd.	1,358,000	854,677
Jiangsu Expressway, Ltd.	46,855	32,541
Jiangxi Copper Company, Ltd., Class H	36,925	61,569
Lenovo Group, Ltd.	200,564	81,526
Maanshan Iron & Steel Company, Ltd. *	77,925	43,206
PetroChina Company, Ltd., Class H	687,739	789,572
PICC Property & Casualty Company, Ltd.,
Class H *	106,780	72,011
Shanghai Electric Group Company, Ltd.	133,136	63,921
Shui On Land, Ltd.	78,650	51,244
Sinopec Shanghai Petrochemical
Company, Ltd., Class H *	92,066	34,457
Tingyi Cayman Islands Holding Corp. *	60,000	89,888
Tsingtao Brewery Company, Ltd., Series H	16,000	45,350
Want Want China Holdings, Ltd.	87,000	42,422
Weichai Power Company, Ltd.	12,800	48,862
Yanzhou Coal Mining Company, Ltd., Class H	51,210	64,517
Zhejiang Expressway Company, Ltd., Class H	54,282	42,202
Zijin Mining Group, Ltd.	151,686	138,285
ZTE Corp., Class H	14,480	48,275

		8,607,839
Colombia - 0.11%
BanColombia SA, ADR	15,548	446,228
Czech Republic - 0.11%
CEZ AS	6,307	284,939
Komercni Banka AS	489	61,129

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Czech Republic (continued)
Telefonica Czech Republic AS	4,409	$94,982

		441,050
Denmark - 0.65%
A P Moller Maersk AS, Series A	15	92,770
A P Moller Maersk AS	39	242,473
Carlsberg AS, B Shares	3,400	217,483
Coloplast AS	923	63,704
Danske Bank AS *	15,000	258,032
DSV AS, ADR *	7,100	88,189
H. Lundbeck AS	1,700	38,100
Novo Nordisk AS	14,600	760,267
Novozymes AS, B Shares	1,750	138,709
Topdanmark AS *	650	78,525
TrygVesta AS	997	59,188
Vestas Wind Systems AS *	6,400	468,329
William Demant Holdings AS *	900	50,837

		2,556,606
Egypt - 0.12%
Commercial International Bank	9,439	77,102
Egypt Kuwait Holding Company	23,460	38,267
Egyptian Company for Mobile Services	751	25,535
Egyptian Financial Group-Hermes Holding	7,160	29,336
EL Ezz Aldekhela Steel Alexandria	171	20,416
EL EZZ Steel Company	14,640	28,120
ElSwedy Cables Holding Company	1,960	21,771
Orascom Construction Industries	3,060	111,774
Orascom Telecom Holding SAE	12,269	72,385
Sidi Kerir Petrochemicals Company	9,437	16,337
Talaat Moustafa Group *	21,101	16,751
Telecom Egypt	6,820	21,594

		479,388
Finland - 0.95%
Elisa Oyj, Class A	5,350	79,557
Fortum Corp. Oyj	14,168	348,094
Kesko Oyj	2,700	78,244
Kone Corp. Oyj	5,548	168,527
Metra Oyj, B Shares	2,400	86,855
Metso Oyj	3,500	67,312
Neste Oil Oyj	5,252	81,407
Nokia AB Oyj	119,950	1,837,180
Nokian Renkaat Oyj (a)	4,480	85,031
Orion Oyj, Series B	3,723	60,667
Outokumpu Oyj	5,200	104,336
Pohjola Bank PLC	4,484	34,583
Rautaruukki Oyj (a)	3,200	72,767
Sampo Oyj, A Shares	13,270	250,673
Sanoma WSOY Oyj (a)	3,520	56,330
Stora Enso Oyj, Series R *	21,400	128,402
UPM-Kymmene Oyj	19,298	180,931

		3,720,896
France - 6.76%
Accor SA (a)	4,497	200,115
Aeroports de Paris	897	65,369
Air France KLM	4,789	76,475

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Air Liquide (a)	7,728	$718,869
Alcatel-Lucent *	73,858	188,307
Alstom	6,883	437,224
Atos Origin SA	2,001	67,558
AXA Group SA	48,466	907,591
BNP Paribas SA	25,868	1,798,435
Bouygues SA	7,656	315,084
Bureau Veritas SA	1,080	53,144
Cap Gemini SA	4,470	173,014
Carrefour SA (a)	19,844	888,955
Casino Guichard-Perrachon SA (a)	1,207	88,089
Christian Dior SA	1,715	131,192
Cie Generale de Geophysique-Veritas *	4,403	77,825
CNP Assurances SA	1,135	107,734
Compagnie de Saint-Gobain SA	11,893	433,966
Compagnie Generale des Etablissements
Michelin, Class B (a)	4,385	266,695
Credit Agricole SA (a)	28,672	427,286
Dassault Systemes SA	2,243	100,644
Eiffage SA	1,044	64,041
Electricite de France (a)	6,398	335,459
Eramet	138	38,429
Essilor International SA (a)	6,124	282,119
Eurazeo *	678	32,228
European Aeronautic Defence &
Space Company * (a)	10,505	172,320
Eutelsat Communications *	2,472	62,899
France Telecom SA (a)	57,585	1,408,030
GDF Suez	38,534	1,519,152
GDF Suez *	1,386	2
Gecina SA	319	26,273
Groupe DANONE (a)	14,230	709,040
Hermes International SA (a)	1,593	214,954
ICADE	528	44,727
Iliad SA	413	45,999
Imerys SA *	159	6,525
Imerys SA *	796	34,143
JC Decaux SA	1,422	23,333
Klepierre SA (a)	2,791	70,845
Lafarge SA * (a)	3,860	265,032
Lafarge SA *	2,082	135,349
Lagardere SCA	3,362	112,436
Legrand SA, ADR *	2,523	53,438
L'Oreal SA	7,490	592,179
LVMH Moet Hennessy SA (a)	7,624	633,828
M6-Metropole Television	1,462	29,009
Natixis *	26,139	53,780
Neopost SA	876	73,115
PagesJaunes Groupe SA * (a)	3,253	39,552
Pernod-Ricard SA	6,228	389,247
PPR SA (a)	2,484	210,225
PSA Peugeot Citroen SA *	5,018	153,902
Publicis Groupe SA	3,785	122,895
Renault Regie Nationale SA *	6,068	236,459
Safran SA (a)	4,988	65,959
Sanofi-Aventis SA	33,214	2,115,920
Schneider Electric SA	6,901	519,170

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
SCOR SE (a)	5,180	$109,231
Societe BIC SA	675	37,126
Societe Des Autoroutes Paris-Rhin-Rhone	554	34,159
Societe Generale (a)	14,525	848,350
Societe Television Francaise 1	2,677	31,499
Sodexho Alliance	2,733	136,111
Suez Environnement SA (a)	7,829	142,325
Technip SA	3,265	161,769
Thales SA (a)	2,539	119,685
Total SA (a)	67,550	3,910,030
Unibail-Rodamco, REIT	2,639	424,724
Vallourec SA (a)	1,577	199,262
Veolia Environnement SA	11,569	341,850
Vinci SA (a)	13,126	631,971
Vivendi SA	36,675	968,230

		26,511,906
Germany - 5.24%
Adidas-Salomon AG	5,942	217,428
Allianz SE	14,257	1,405,462
BASF SE	29,017	1,225,382
Bayer AG (a)	24,036	1,368,649
Bayerische Motoren Werke (BMW) AG	10,615	382,573
Beiersdorf AG	2,980	146,680
Celesio AG	2,977	67,469
Commerzbank AG * (a)	22,317	176,074
Daimler AG	28,286	1,037,405
Deutsche Bank AG (a)	17,033	1,145,903
Deutsche Boerse AG	6,041	527,442
Deutsche Lufthansa AG	7,756	107,440
Deutsche Post AG	27,363	378,524
Deutsche Postbank AG *	2,776	65,137
Deutsche Telekom AG	88,926	1,022,719
E.ON AG	60,021	2,122,182
Fraport AG, ADR (a)	1,246	51,117
Fresenius AG	1,062	51,244
Fresenius Medical Care AG (a)	6,624	277,633
Fresenius SE	2,984	170,798
GEA Group AG	4,996	78,511
Hamburger Hafen und Logistik AG	676	28,277
Hannover Rueckversicherung AG *	2,238	84,144
Henkel AG & Company KGaA	4,924	132,629
Hochtief AG	1,513	73,393
K&S AG (a)	4,736	352,644
Linde AG	4,124	344,501
MAN AG	3,416	208,787
Merck KGaA	2,080	200,282
Metro AG	3,637	196,022
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	6,459	906,256
Puma AG	247	57,013
Qiagen AG *	5,443	96,772
RWE AG	13,978	1,162,422
Salzgitter AG (a)	1,375	128,625
SAP AG (a)	26,950	1,160,207
Siemens AG	26,295	1,920,553
Solarworld AG (a)	2,809	87,879

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Suedzucker AG	3,085	$64,125
Thyssen Krupp AG	10,897	278,126
TUI AG *	8,419	74,726
United Internet AG *	4,956	63,724
Volkswagen AG	2,769	838,992
Wacker Chemie AG	569	71,225

		20,557,096
Greece - 0.43%
Alpha Bank A.E. *	11,424	137,499
Bank of Cyprus PCL	3,674	18,438
Bank of Piraeus SA *	9,212	106,703
Coca-Cola Hellenic Bottling Company SA	6,355	130,924
EFG Eurobank Ergas SA * (a)	9,227	107,688
Hellenic Petroleum SA	4,660	46,783
Hellenic Telecommunications Organization SA	9,860	160,285
Marfin Financial Group SA Holdings *	20,772	110,879
National Bank of Greece SA *	15,939	441,147
OPAP SA	8,010	247,483
Public Power Corp. SA	4,480	101,751
Titan Cement Company SA *	2,180	63,324

		1,672,904
Hong Kong - 3.20%
Agile Property Holdings, Ltd.	63,211	78,860
Alibaba.com, Ltd. *	26,000	50,986
Anhui Conch Cement Company, Ltd., Class H	17,070	122,842
ASM Pacific Technology, Ltd.	4,500	26,552
Bank of East Asia, Ltd.	54,451	180,648
Beijing Enterprises Holdings, Ltd.	16,714	76,286
Belle International Holdings, Ltd., GDR	108,888	85,279
BOC Hong Kong Holdings, Ltd.	120,500	191,067
Cathay Pacific Airways, Ltd.	31,000	43,442
Cheung Kong Holdings, Ltd.	43,000	533,193
Cheung Kong Infrastructure Holdings, Ltd.	17,000	63,062
China Agri-Industries Holdings, Ltd. *	65,784	43,100
China Everbright, Ltd.	31,784	76,709
China Insurance International Holdings
Company, Ltd. *	26,000	48,984
China Mengniu Dairy Company, Ltd. *	46,498	99,583
China Merchants Holdings International
Company, Ltd.	30,693	94,570
China Mobile, Ltd.	189,970	1,857,617
China Overseas Land & Investment, Ltd.	136,397	288,450
China Resource Power Holdings, Ltd.	53,211	114,882
China Resources Enterprises, Ltd.	44,855	98,994
China Resources Land, Ltd.	51,211	121,293
China Travel International Investment
Hong Kong, Ltd.	175,709	42,505
China Unicom, Ltd.	178,416	220,934
Citic Pacific, Ltd.	29,033	67,685
CLP Holdings, Ltd.	66,000	442,618
CNOOC, Ltd.	568,716	748,892
CNPC Hong Kong, Ltd.	100,000	68,696
Cosco Pacific, Ltd.	52,855	71,867
Denway Motors, Ltd.	175,559	85,051
Dongfang Electrical Machinery Company, Ltd.	12,000	46,762
Esprit Holdings, Ltd.	37,500	238,549

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Fosun International	65,500	$40,785
Gome Electrical Appliances Holdings, Ltd.	277,708	40,122
Hang Lung Group, Ltd.	30,000	136,574
Hang Lung Properties, Ltd.	72,000	240,753
Hang Seng Bank, Ltd.	24,400	350,310
Harbin Power Equipment Company, Ltd.	42,000	45,509
Henderson Land Development Company, Ltd.	37,508	225,880
Hengan International Group Company, Ltd.	26,000	118,778
Hong Kong & China Gas Company, Ltd.	120,870	245,029
Hong Kong Aircraft Engineering Company, Ltd.	1,600	19,367
Hong Kong Electric Holdings, Ltd.	48,500	260,458
Hong Kong Exchanges & Clearing, Ltd.	32,000	496,721
Hopewell Holdings, Ltd.	23,000	70,660
Huabao International Holdings, Ltd.	45,000	40,715
Hutchison Telecommunications Hong Kong
Holdings, Ltd. *	59,000	5,556
Hutchison Telecommunications
International, Ltd. *	59,000	11,938
Hutchison Whampoa, Ltd.	66,000	462,028
Hysan Development Company, Ltd.	16,071	37,120
Kerry Properties, Ltd.	18,768	81,068
Kingboard Chemical Holdings, Ltd.	14,000	36,278
Li & Fung, Ltd.	69,600	186,369
Li Ning Company, Ltd.	29,749	72,386
Lifestyle International Holdings, Ltd.	15,500	19,111
Link, REIT	65,166	128,011
Mongolia Energy Company, Ltd. *	89,000	37,242
MTR Corp., Ltd.	40,073	126,588
New World Development Company, Ltd.	76,586	144,659
Noble Group, Ltd.	40,400	44,300
NWS Holdings, Ltd.	25,152	54,989
Orient Overseas International, Ltd.	5,000	21,926
Parkson Retail Group, Ltd.	42,500	67,183
Ping An Insurance Group Company of China,
Ltd.	40,355	281,050
Shanghai Industrial Holdings, Ltd.	14,070	56,002
Shangri-La Asia, Ltd.	36,000	56,114
Shimao Property Holdings, Ltd., GDR	49,500	84,968
Sino Land Company, Ltd.	52,482	98,295
Sinofert Holdings, Ltd. *	76,000	37,017
Sino-Ocean Land Holdings, Ltd.	122,500	126,056
Soho China, Ltd.	73,500	47,591
Sun Hung Kai Properties, Ltd.	44,000	549,692
Swire Pacific, Ltd., Class A	27,000	270,631
Television Broadcasting Company, Ltd.	13,000	53,911
Tencent Holdings, Ltd.	29,000	322,950
Wharf Holdings, Ltd.	41,625	172,975
Wheelock and Company, Ltd.	26,000	74,476
Wing Hang Bank, Ltd.	6,085	54,880
Yue Yuen Industrial Holdings, Ltd.	25,500	58,585

		12,543,564
Hungary - 0.10%
Gedeon Richter Rt.	541	79,258
Magyar Telekom Rt.	18,477	54,789
MOL Magyar Olaj & Gazipari Rt.	1,808	111,951

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hungary (continued)
OTP Bank Rt. * (a)	9,254	$164,840

		410,838
India - 1.47%
Dr. Reddy's Laboratories, Ltd., ADR	13,663	183,631
Grasim Industries, Ltd., ADR (f)	3,064	144,560
ICICI Bank, Ltd., SADR	30,265	942,452
Infosys Technologies, Ltd., ADR	36,658	1,267,634
Larsen & Toubro, Ltd., ADR (f)	2,732	81,308
Ranbaxy Laboratories, Ltd., ADR *	13,077	78,462
Reliance Communication, Ltd., ADR (f)	46,973	304,728
Reliance Energy, Ltd., ADR (a)(f)	447	36,204
Reliance Industries, Ltd., GDR * (f)	19,633	1,900,474
Reliance Natural Resources, Ltd., ADR * (f)	8,956	31,497
Satyam Computer Services, Ltd., ADR	17,159	36,377
State Bank of India GDR *	3,526	280,317
State Bank of India GDR *	50	3,999
Tata Communications, Ltd., ADR	1,347	25,458
Tata Motors, Ltd., SADR (a)	14,360	139,005
Wipro, Ltd., ADR (a)	24,778	292,380

		5,748,486
Indonesia - 0.32%
Aneka Tambang Tbk PT	82,500	15,919
Astra Agro Lestari Tbk PT	10,000	17,319
Astra International Tbk PT	64,000	129,518
Bank Central Asia Tbk PT	368,000	120,842
Bank Danamon Indonesia Tbk PT *	55,426	20,234
Bank Mandiri Tbk PT	256,500	74,262
Bank Rakyat Indonesia Tbk PT	180,000	109,902
Bumi Resources Tbk PT	594,500	113,685
Indocement Tunggal Prakarsa Tbk PT	23,000	14,899
Indofood Sukses Makmur Tbk PT	105,500	18,330
Indosat Tbk PT	45,500	23,439
International Nickel Indonesia Tbk PT *	50,000	17,518
Lippo Karawaci Tbk PT *	547,000	39,935
Perusahaan Gas Negara Tbk PT	347,500	97,550
PT Telekomunikiasi Indonesia Tbk PT, SADR	4,500	133,110
Semen Gresik Persero Tbk PT *	94,000	42,789
Tambang Batubara Bukit Asam Tbk PT	41,500	45,412
Telekomunikasi Indonesia Tbk PT	162,500	118,052
Unilever Indonesia Tbk PT	69,000	52,656
United Tractors Tbk PT	35,333	35,081

		1,240,452
Ireland - 0.29%
Allied Irish Banks PLC - London Exchange	1,000	1,894
Anglo Irish Bank Corp. PLC *	29,183	8,952
Bank of Ireland - London Exchange *	21,681	51,769
Bank of Ireland *	21,227	50,516
C&C Group PLC	187	597
CRH PLC - London Exchange	5,888	137,357
CRH PLC	15,575	368,888
Elan Corp. PLC (Ordinary Shares) *	10,203	73,620
Elan Corp. PLC *	3,097	22,410
Experian Group, Ltd.	36,713	271,861
Greencore Group PLC	32	52
Kerry Group PLC	2,619	62,336

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Kerry Group PLC	1,276	$30,505
Ryanair Holdings PLC, SADR *	1,496	43,563

		1,124,320
Israel - 0.59%
Alvarion, Ltd., ADR *	649	1,895
Audio Codes, Ltd., ADR *	664	943
Bank Hapoalim, Ltd. *	32,717	87,467
Bank Leumi Le-Israel, Ltd.	38,799	110,146
Bezek Israeli Telecommunications Corp., Ltd.	40,956	76,455
Cellcom Israel, Ltd.	1,500	40,050
Check Point Software Technologies, Ltd. *	4,907	114,578
Delek Group, Ltd.	273	31,404
Delek Real Estate, Ltd. *	2,787	2,932
Discount Investment Corp.	1,168	20,517
Elbit Systems, Ltd.	841	51,441
Given Imaging Corp., ADR *	209	1,979
ICL Israel Chemicals, Ltd.	16,402	185,437
Israel Corp., Ltd.	77	41,653
Israel Discount Bank, Ltd.	28,917	36,529
Makhteshim-Agam Industries, Ltd.	10,965	63,204
Nice Systems, Ltd. *	2,378	55,335
Ormat Industries, Ltd.	1,927	15,874
Partner Communications, Ltd.	1,898	32,746
RADWARE, Ltd., ADR *	413	3,143
Syneron Medical, Ltd., ADR *	423	3,050
Teva Pharmaceutical Industries, Ltd.	27,825	1,294,009
United Mizrahi Bank, Ltd. *	6,424	38,137

		2,308,924
Italy - 2.57%
A2A SpA	49,116	92,725
Acea SpA	4,493	58,249
Alleanza Assicurazioni SpA	16,566	121,140
Assicurazioni Generali SpA	33,014	738,276
Autogrill SpA	5,120	47,880
Autostrade SpA	9,839	208,427
Banca Carige SpA	30,476	94,927
Banca Intesa SpA - Non convertible	35,747	107,151
Banca Monte dei Paschi Siena SpA (a)	93,457	159,671
Banca Popolare di Milano SpA	16,093	108,552
Banche Popolari Unite SpA	19,214	266,642
Banco Popolare Societa Cooperativa *	24,495	203,227
Enel SpA	141,606	844,901
Eni SpA	82,162	1,988,956
Exor SpA	1,598	27,074
Fiat SpA *	22,282	237,423
Finmeccanica SpA	15,085	213,674
Fondiaria-Sai SpA	3,169	52,573
Intesa Sanpaolo SpA *	252,099	911,964
Italcementi SpA	3,618	41,812
Lottomatica SpA	2,709	54,271
Luxottica Group SpA *	5,478	114,071
Mediaset SpA	29,599	174,498
Mediobanca SpA	14,539	175,765
Mediolanum SpA	10,638	52,877
Parmalat SpA	64,300	159,428

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Pirelli & Company SpA *	135,780	$54,899
Prysmian SpA	4,879	71,099
Saipem SpA	8,257	210,861
Saras SpA	15,162	45,179
Snam Rete Gas SpA	29,485	127,698
Telecom Italia SpA	340,104	479,485
Telecom Italia SpA	224,644	229,858
Tenaris SA *	14,111	215,983
Terna SpA	45,500	167,216
UniCredit Italiano SpA *	452,831	1,190,687
Unipol Gruppo Finanziario SpA, ADR *	31,121	40,862

		10,089,981
Japan - 15.82%
ABC-MART, Inc.	1,100	24,846
Acom Company, Ltd. (a)	1,860	48,634
Advantest Corp.	5,200	93,405
AEON Company, Ltd.	21,900	203,604
AEON Credit Service Company, Ltd.	1,600	21,186
Aeon Mall Company, Ltd.	1,700	29,113
Aioi Insurance Company, Ltd.	17,000	79,916
Aisin Seiki Company	6,000	119,723
Ajinomoto Company, Inc.	23,000	171,488
Alfresa Holdings Corp.	800	33,225
All Nippon Airways Company, Ltd.	24,000	89,006
Amada Company, Ltd.	10,000	66,706
Aozora Bank, Ltd.	13,000	21,010
Asahi Breweries, Ltd.	13,200	181,883
Asahi Glass Company, Ltd.	30,000	220,783
Asahi Kasei Corp.	37,000	183,098
ASICS Corp.	4,000	31,173
Astellas Pharmaceuticals, Inc.	15,500	526,909
Bank of Kyoto, Ltd.	10,000	89,347
Benesse Corp.	2,600	109,296
Bridgestone Corp.	18,500	282,580
Brother Industries, Ltd.	7,400	70,248
Canon Sales Company, Inc.	1,800	24,497
Canon, Inc.	33,500	1,112,208
Casio Computer Company, Ltd.	6,300	56,798
Central Japan Railway Company, Ltd.	50	320,436
Chiba Bank, Ltd.	23,000	140,016
Chubu Electric Power Company, Inc.	20,500	457,041
Chugai Pharmaceutical Company, Ltd.	6,700	122,373
Chugoku Bank, Ltd.	6,000	81,153
Chugoku Electric Power Company, Inc.	8,600	177,373
Citizen Watch Company, Ltd.	8,600	43,499
Coca-Cola West Japan Company, Ltd.	2,300	39,276
Cosmo Oil Company, Ltd.	19,000	69,180
Credit Saison Company, Ltd.	4,800	64,877
Dai Nippon Printing Company, Ltd.	19,000	243,583
Daicel Chemical Industries, Ltd.	7,000	37,739
Daido Steel Company, Ltd.	7,000	30,585
Daihatsu Motor Company, Ltd.	7,000	67,910
Daiichi Sankyo Company, Ltd.	20,700	387,635
Daikin Industries, Ltd.	8,300	256,576
Dainippon Ink & Chemicals, Inc.	16,000	25,757
Dainippon Sumitomo Pharma Company, Ltd.	3,700	30,501

The accompanying notes are an integral part of the financial statements.
101

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daito Trust Construction Company, Ltd.	2,800	$127,100
Daiwa House Industry Company, Ltd.	15,000	143,161
Daiwa Securities Group, Inc.	44,000	277,549
Dena Company, Ltd.	8	27,500
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	32,991
Denso Corp.	14,900	357,812
Dentsu, Inc. (a)	6,100	118,045
Dowa Mining Company, Ltd.	7,000	31,551
East Japan Railway Company	10,600	633,207
Eisai Company, Ltd.	8,000	273,594
Electric Power Development Company, Ltd.	4,700	134,177
Elpida Memory, Inc. *	3,500	36,555
FamilyMart Company, Ltd.	2,100	61,817
Fanuc, Ltd.	5,900	476,788
Fast Retailing Company, Ltd.	1,600	190,095
Fuji Electric Holdings Company, Ltd.	15,000	24,721
Fuji Heavy Industries, Ltd.	20,000	79,119
Fuji Photo Film Company, Ltd.	15,100	436,475
Fuji Television Network, Inc.	11	14,414
Fujitsu, Ltd.	59,000	307,164
Fukuoka Financial Group, Inc.	27,000	118,572
Furukawa Electric Company, Ltd.	23,000	83,974
GS Yuasa Corp.	10,000	79,704
Gunma Bank	15,000	79,707
Hakuhodo DY Holdings, Inc.	650	33,223
Hankyu Hanshin Holdings, Inc.	37,200	182,574
Hikari Tsushin, Inc.	500	11,311
Hino Motors, Ltd.	6,000	17,791
Hirose Electric Company, Ltd.	1,000	111,543
Hisamitsu Pharmaceutical Company, Inc.	2,500	81,171
Hitachi Chemical, Ltd.	3,800	59,259
Hitachi Construction Machinery Company, Ltd.	3,400	56,517
Hitachi High-Technologies Corp.	2,900	44,834
Hitachi Metals, Ltd.	6,000	57,163
Hitachi, Ltd.	108,000	359,986
Hokkaido Electric Power Company, Inc.	5,700	107,485
Hokuhoku Financial Group, Inc.	44,000	92,639
Hokuriku Electric Power Company	6,200	144,425
Honda Motor Company, Ltd.	52,000	1,509,463
Hoya Corp.	13,100	274,441
Ibiden Company, Ltd.	4,100	117,895
Idemitsu Kosan Company, Ltd.	500	42,119
Inpex Holdings, Inc.	28	228,184
Isetan Mitsukoshi Holdings, Ltd.	10,940	97,911
Ishikawajima-Harima Heavy Industries
Company, Ltd.	50,000	90,091
Isuzu Motors, Ltd.	43,000	74,737
ITO EN, Ltd.	2,800	38,264
Itochu Corp.	48,000	348,836
Itochu Techno-Science Corp.	800	20,663
Iyo Bank, Ltd.	9,000	95,856
J Front Retailing Company, Ltd.	13,000	53,399
JAFCO Company, Ltd. *	900	27,693
Japan Airlines System Corp. *	36,000	69,974
Japan Petroleum Exploration Company, Ltd.	800	41,497
Japan Prime Realty Investment Corp., REIT	24	47,175

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Japan Real Estate Investment Corp., REIT	12	$92,920
Japan Retail Fund Investment Corp., REIT	8	36,696
Japan Tobacco, Inc.	139	401,724
JFE Holdings, Inc.	16,900	566,931
JGC Corp.	7,000	116,990
Joyo Bank, Ltd.	23,000	113,496
JS Group Corp.	7,900	115,041
JSR Corp.	5,900	88,313
Jupiter Telecommunications Company, Ltd.	59	43,543
Kajima Corp.	31,000	96,332
Kamigumi Company, Ltd.	7,000	54,081
Kaneka Corp.	8,000	55,885
Kansai Electric Power Company, Ltd.	24,800	539,311
Kansai Paint Company, Ltd.	6,000	38,125
Kao Corp.	16,000	352,391
Kawasaki Heavy Industries, Ltd.	52,000	116,725
Kawasaki Kisen Kaisha, Ltd.	17,000	77,285
KDDI Corp.	90	471,127
Keihin Electric Express Railway Company, Ltd.	12,000	92,175
Keio Corp.	19,000	112,885
Keisei Electric Railway Company, Ltd.	7,000	36,757
Keyence Corp.	1,300	271,384
Kikkoman Corp.	6,000	60,828
Kinden Corp.	4,000	33,143
Kintetsu Corp. (a)	51,000	228,715
Kirin Brewery Company, Ltd.	26,000	327,861
Kobe Steel Company, Ltd.	77,000	134,839
Komatsu, Ltd.	27,700	404,595
Konami Corp.	3,200	59,299
Konica Minolta Holdings, Inc.	14,500	152,415
Koyo Seiko Company, Ltd.	5,300	46,652
Kubota Corp.	36,000	267,488
Kuraray Company, Ltd.	12,000	120,572
Kurita Water Industries, Ltd.	4,000	110,862
Kyocera Corp.	5,000	396,152
Kyowa Hakko Kogyo Company, Ltd.	7,737	81,311
Kyushu Electric Power Company, Inc.	11,500	241,763
Lawson, Inc.	2,300	95,843
LeoPalace21 Corp.	3,300	29,177
Mabuchi Motor Company, Ltd.	700	34,967
Makita Corp.	3,500	78,084
Marubeni Corp.	50,000	227,179
Marui Company, Ltd.	7,100	41,917
Maruichi Steel Tube, Ltd. (a)	1,500	28,587
Matsui Securities Company, Ltd.	5,400	43,831
Matsushita Electric Industrial Company, Ltd.	57,500	829,246
Matsushita Electric Works, Ltd.	13,000	107,901
Mazda Motor Corp.	28,000	72,932
McDonald's Holdings Company (Japan), Ltd.	1,900	37,310
Mediceo Holdings Company, Ltd.	3,700	43,261
MEIJI Holdings Company, Ltd. *	1,900	63,612
Minebea Company, Ltd.	10,000	40,812
Mitsubishi Chemical Holdings Corp., ADR	41,500	192,678
Mitsubishi Corp.	42,400	804,658
Mitsubishi Electric Corp.	62,000	360,871
Mitsubishi Estate Company, Ltd.	38,000	626,622

The accompanying notes are an integral part of the financial statements.
102

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Gas & Chemicals Company, Inc.	11,000	$62,829
Mitsubishi Heavy Industries, Ltd.	98,000	353,874
Mitsubishi Logistics Corp.	3,000	31,733
Mitsubishi Materials Corp.	36,000	120,743
Mitsubishi Motors Corp. * (a)	117,000	187,425
Mitsubishi Rayon Company, Ltd. (a)	12,000	32,377
Mitsubishi UFJ Financial Group, Inc.	297,400	1,876,687
Mitsubishi UFJ Lease & Finance
Company, Ltd.	1,990	54,906
Mitsui & Company, Ltd.	54,100	686,973
Mitsui Chemicals, Inc.	22,000	76,548
Mitsui Engineering & Shipbuilding
Company, Ltd.	19,000	45,878
Mitsui Fudosan Company, Ltd.	27,000	451,039
Mitsui Mining & Smelting Company, Ltd.	13,000	30,700
Mitsui O.S.K. Lines, Ltd.	34,000	242,345
Mitsui Sumitomo Insurance Group
Holdings, Inc.	12,200	359,150
Mitsui Trust Holdings, Inc.	29,000	107,053
Mitsumi Electric Company, Ltd.	1,900	36,828
Mizuho Financial Group, Inc. (a)	296,600	713,457
Mizuho Trust & Banking Company, Ltd.	48,000	54,643
Murata Manufacturing Company, Ltd.	6,800	290,876
Namco Bandai Holdings, Inc.	5,100	54,066
NEC Corp.	58,000	226,855
NGK INSULATORS, Ltd.	8,000	143,140
NGK Spark Plug Company, Ltd.	7,000	61,552
NHK Spring Company, Ltd.	3,000	17,262
Nidec Corp.	3,400	195,516
Nikon Corp.	11,000	165,726
Nintendo Company, Ltd.	3,200	869,355
Nippon Building Fund, Inc., REIT	18	158,913
Nippon Electric Glass Company, Ltd.	10,000	97,166
Nippon Express Company, Ltd.	26,000	110,334
Nippon Meat Packers, Inc.	6,000	72,387
Nippon Mining Holdings, Inc.	28,500	162,278
Nippon Oil Corp.	44,000	268,640
Nippon Paper Group, Inc.	3,100	87,726
Nippon Sheet Glass Company, Ltd.	22,000	63,429
Nippon Steel Corp.	166,000	636,892
Nippon Telegraph & Telephone Corp.	16,200	673,413
Nippon Yusen Kabushiki Kaisha	38,000	182,703
NIPPONKOA Insurance Company, Ltd.	23,000	134,220
Nishi-Nippon City Bank, Ltd.	17,000	39,580
Nissan Chemical Industries, Ltd.	4,000	42,156
Nissan Motor Company, Ltd.	72,700	436,526
Nissay Dowa General Insurance Company,
Ltd.	8,000	37,406
Nisshin Seifun Group, Inc.	4,500	51,223
Nisshin Steel Company	21,000	47,349
Nisshinbo Industries, Inc.	3,000	31,059
Nissin Food Products Company, Ltd.	3,000	93,681
Nitori Company, Ltd.	1,350	81,913
Nitto Denko Corp.	5,400	151,600
NOK Corp.	2,500	32,289
Nomura Holdings, Inc.	81,100	612,698
Nomura Real Estate Holdings, Inc.	2,400	43,059

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nomura Real Estate Office Fund, Inc. (a)	11	$65,342
Nomura Research Institute, Ltd.	4,100	75,543
NSK, Ltd.	16,000	77,656
NTN Corp.	14,000	47,684
NTT Data Corp.	35	104,310
NTT DoCoMo, Inc.	490	732,490
NTT Urban Development Corp.	31	29,407
Obayashi Corp.	17,000	77,407
OBIC Company, Ltd.	320	47,557
Odakyu Electric Railway Company, Ltd.	18,000	154,375
Oji Paper Company, Ltd.	27,000	125,818
Olympus Optical Company, Ltd.	8,000	157,505
Omron Corp.	7,300	112,171
Ono Pharmaceutical Company, Ltd.	3,300	148,025
Onward Kashiyama Company, Ltd.	3,000	18,917
Oracle Corp. - Japan (a)	1,000	35,741
Oriental Land Company, Ltd.	1,800	119,368
ORIX Corp.	3,090	195,111
Osaka Gas Company, Ltd.	61,000	192,885
Otsuka Corp.	400	18,220
Promise Company, Ltd. (a)	1,700	22,678
Rakuten, Inc.	228	125,387
Resona Holdings, Inc. (a)	16,200	245,024
Ricoh Company, Ltd.	21,000	290,703
Rinnai Corp.	1,100	11,185
Rohm Company, Ltd.	3,300	216,503
SANKYO Company, Ltd.	1,500	79,628
Santen Pharmaceutical Company, Ltd.	1,900	58,002
Sanyo Electric Company, Ltd. *	51,000	128,268
Sapporo Hokuyo Holdings, Inc.	12,000	35,398
Sapporo Holdings, Ltd.	10,000	45,743
SBI Holdings, Inc.	474	76,871
Secom Company, Ltd.	6,700	279,226
SEGA SAMMY HOLDINGS, Inc.	4,700	52,350
Seiko Epson Corp.	4,200	62,026
Sekisui Chemical Company, Ltd.	16,000	97,687
Sekisui House, Ltd.	13,000	126,095
Seven & I Holdings Company, Ltd.	25,400	615,019
Seven Bank, Ltd.	19	49,581
Sharp Corp.	31,000	353,125
Shikoku Electric Power Company, Inc.	6,200	174,888
Shimadzu Corp.	7,000	47,904
Shimamura Company, Ltd.	600	46,399
Shimano, Inc.	2,200	80,762
Shimizu Corp.	17,000	76,751
Shin-Etsu Chemical Company, Ltd.	12,800	671,594
Shinko Electric Industries Company, Ltd.	1,600	18,424
Shinko Securities Company, Ltd.	14,000	40,789
Shinsei Bank, Ltd. *	56,000	75,603
Shionogi & Company, Ltd.	10,000	197,549
Shiseido Company, Ltd.	11,000	188,138
Shizuoka Bank, Ltd.	18,000	174,914
Showa Denko K.K.	34,000	50,505
Showa Shell Sekiyu K.K.	4,600	45,625
SMC Corp.	1,700	181,726
SOFTBANK Corp.	23,300	425,788

The accompanying notes are an integral part of the financial statements.
103

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sojitz Holdings Corp.	34,400	$69,412
Sompo Japan Insurance, Inc.	28,000	205,719
Sony Corp.	31,400	823,606
Sony Financial Holdings, Inc.	32	93,522
Square Enix Company, Ltd.	1,800	39,886
Stanley Electric Corp.	5,300	85,309
Sumco Corp.	4,100	63,523
Sumitomo Chemical Company, Ltd.	49,000	216,409
Sumitomo Corp.	34,500	345,804
Sumitomo Electric Industries, Ltd.	23,800	271,164
Sumitomo Heavy Industries, Ltd.	21,000	88,430
Sumitomo Metal Industries, Ltd.	117,000	317,556
Sumitomo Metal Mining Company, Ltd.	18,000	256,451
Sumitomo Mitsui Financial Group, Inc.	21,000	812,846
Sumitomo Realty &
Development Company, Ltd.	13,000	198,941
Sumitomo Rubber Industries, Inc.	6,900	47,392
Sumitomo Titanium Corp.	400	15,812
Sumitomo Trust & Banking Company, Ltd.	45,000	213,803
Suruga Bank, Ltd.	8,000	75,652
Suzuken Company, Ltd.	2,600	67,206
Suzuki Motor Corp.	11,700	261,397
T&D Holdings, Inc.	7,650	218,627
TAIHEIYO CEMENT Corp.	24,000	43,864
Taisei Corp.	25,000	61,834
Taisho Pharmaceuticals Company, Ltd.	4,000	76,499
Taiyo Nippon Sanso Corp.	10,000	85,972
Takashimaya Company, Ltd.	11,000	69,446
Takeda Pharmaceutical Company, Ltd.	23,900	947,846
Tanabe Seiyaku Company, Ltd.	8,000	88,757
TDK Corp.	3,800	172,429
Teijin, Ltd.	30,000	82,641
Terumo Corp.	5,000	210,101
The 77th Bank, Ltd.	9,000	48,678
The Bank of Yokohama, Ltd.	38,000	187,849
The Hachijuni Bank, Ltd.	16,000	90,899
The Hiroshima Bank, Ltd.	13,000	51,887
The Japan Steel Works, Ltd.	11,000	143,702
The Tokyo Electric Power Company, Ltd.	38,200	959,063
THK Company, Ltd.	3,400	51,345
Tobu Railway Company, Ltd.	27,000	147,235
Toho Company, Ltd.	4,400	60,084
Toho Gas Company, Ltd.	18,000	73,648
Tohoku Electric Power Company, Inc.	13,600	278,423
Tokio Marine Holdings, Inc.	21,300	628,196
Tokuyama Corp.	9,000	64,557
Tokyo Broadcasting Company, Ltd.	1,000	14,234
Tokyo Electron, Ltd.	5,400	248,447
Tokyo Gas Company, Ltd.	73,000	268,257
Tokyo Steel Manufacturing Company, Ltd.	2,400	28,312
Tokyo Tatemono Company, Ltd.	7,000	33,251
Tokyu Corp.	38,000	173,003
Tokyu Land Corp.	18,000	75,248
TonenGeneral Sekiyu K.K.	8,000	83,993
Toppan Printing Company, Ltd.	18,000	162,701
Toray Industries, Inc.	40,000	198,347

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toshiba Corp. (a)	94,000	$356,471
Tosoh Corp.	12,000	37,495
Toto, Ltd.	7,000	41,081
Toyo Seikan Kaisha, Ltd.	5,800	108,468
Toyo Suisan Kaisha, Ltd.	3,000	66,162
Toyoda Gosei Company, Ltd.	1,600	35,374
Toyota Boshoku Corp.	1,800	22,752
Toyota Industries Corp.	5,500	142,531
Toyota Motor Corp.	87,300	3,497,226
Toyota Tsusho Corp.	7,300	101,797
Trend Micro, Inc.	3,500	116,263
Tsumura & Company, Ltd.	2,300	68,637
Ube Industries, Ltd.	33,000	78,952
UNI Charm Corp.	1,400	97,807
UNY Company, Ltd.	7,000	55,318
Ushio, Inc.	2,900	43,198
USS Company, Ltd.	570	32,399
West Japan Railway Company, Ltd.	53	173,728
Yahoo Japan Corp.	522	139,255
Yakult Honsha Company, Ltd.	2,800	50,781
Yamada Denki Company, Ltd.	2,550	146,032
Yamaguchi Financial Group, Inc.	6,000	74,591
Yamaha Corp.	5,700	72,320
Yamaha Motor Company, Ltd.	7,100	80,457
Yamato Kogyo Company, Ltd.	1,500	40,428
Yamato Transport Company, Ltd.	11,000	137,020
Yamazaki Baking Company, Ltd.	5,000	51,568
YASKAWA Electric Corp.	8,000	42,927
Yokogawa Electric Corp.	9,700	49,601

		62,047,623
Luxembourg - 0.31%
ArcelorMittal	26,829	893,948
Millicom International Cellular SA, ADR *	1,868	114,306
Reinet Investments SCA *	2,402	29,057
SES, ADR	8,710	174,287

		1,211,598
Malaysia - 0.56%
AirAsia BHD *	17,100	6,385
AMMB Holdings BHD	66,500	62,997
Asiatic Development BHD	12,400	19,212
Berjaya Sports Toto BHD	37,100	50,206
British American Tobacco Malaysia BHD	5,100	62,825
Bursa Malaysia BHD	7,600	15,628
Commerce Asset Holdings BHD	94,900	232,397
Digi.Com BHD	10,400	69,062
Gamuda BHD	49,500	35,728
Genting BHD	67,900	106,284
Hong Leong Bank BHD	11,600	18,136
Hong Leong Credit BHD	4,400	6,311
IGB Corp. BHD	13,900	6,502
IJM Corp. BHD *	30,900	50,056
IOI Corp. BHD	120,300	155,769
KLCC Property Holdings BHD	8,900	7,968
KNM Group BHD	100,800	25,867
Kuala Lumpur Kepong BHD	13,400	44,231

The accompanying notes are an integral part of the financial statements.
104

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Lafarge Malayan Cement BHD	7,380	$10,364
Malayan Banking BHD	113,987	165,246
Malaysian Airline System BHD	7,200	6,398
Malaysian Plantations BHD	32,900	20,452
MISC BHD	42,600	99,462
MMC Corp. BHD *	44,200	22,406
Parkson Holdings BHD	18,700	27,931
Petronas Dagangan BHD	5,200	11,839
Petronas Gas BHD	16,800	47,131
PLUS Expressways BHD	35,400	33,436
PPB Group BHD	19,400	58,332
Public Bank BHD - Foreign Market	39,000	96,593
Public Bank BHD	1,114	2,743
Resorts World BHD	114,600	90,854
RHB Capital BHD	3,200	3,765
Sime Darby BHD	72,938	150,757
SP Setia BHD	15,150	16,322
Tanjong PLC	10,200	39,509
Telekom Malaysia BHD	30,000	22,506
Tenaga Nasional BHD	48,600	113,734
TM International BHD *	63,125	41,408
UEM Land Holdings BHD *	20,250	9,621
UMW Holdings BHD	24,700	38,571
YTL Corp. BHD	27,300	51,972
YTL Power International BHD	94,003	56,766

		2,213,682
Mexico - 0.91%
Alfa SA de CV	17,600	47,234
America Movil SAB de CV, Series L, ADR	7,565	289,966
America Movil SAB de CV, Series L	456,300	872,624
Carso Global Telecom SAB de CV *	28,800	107,967
Cemex SA de CV, SADR *	5,136	50,123
Cemex SA de CV *	199,631	193,842
Coca-Cola Femsa SA de CV	10,100	41,628
Desarrolladora Homex SA de CV *	12,000	53,313
Fomento Economico Mexicano SA de CV	64,700	211,213
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	15,900	33,594
Grupo Bimbo SA de CV	12,300	65,366
Grupo Carso SA de CV	20,301	58,104
Grupo Elektra SA de CV	2,300	119,610
Grupo Financiero Banorte SA de CV	49,996	117,664
Grupo Financiero Inbursa SA de CV	26,733	77,731
Grupo Mexico SA	142,454	134,105
Grupo Modelo SA *	22,700	77,568
Grupo Televisa SA, SADR	3,173	56,416
Grupo Televisa SA	65,800	232,088
Industrias Penoles SA de CV *	3,400	51,108
Kimberly-Clark de Mexico SA de CV	21,800	84,241
Mexichem SAB de CV	35,500	40,157
Telefonos de Mexico SA de CV	195,000	161,661
Telmex Internacional SAB de CV	168,800	95,088
Urbi Desarrollos Urbanos SA de CV *	15,400	21,115
Wal-Mart de Mexico SA de CV, Series V	93,688	275,758

		3,569,284

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands - 1.67%
Aegon NV	47,434	$298,206
Akzo Nobel NV (a)	7,971	371,502
ASML Holding NV	13,665	281,917
Corio NV (a)	1,776	87,431
Fugro NV (a)	2,406	100,643
Heineken Holding NV	4,137	124,529
Heineken NV (a)	7,760	276,937
ING Groep NV	61,045	651,059
Koninklijke (Royal) Philips Electronics N.V.	33,238	626,432
Koninklijke Ahold NV	38,495	466,824
Koninklijke Boskalis Westinster NV	2,160	53,902
Koninklijke DSM NV	4,124	143,918
Koninklijke KPN NV	54,448	716,309
Randstad Holdings NV *	4,401	135,880
Reed Elsevier NV (a)	20,410	246,363
SBM Offshore NV	5,699	96,862
STMicroelectronics NV	21,779	161,958
TNT Post Group NV	13,694	269,389
Unilever NV (a)	53,590	1,284,836
Wolters Kluwer NV	8,365	158,896

		6,553,793
New Zealand - 0.08%
Auckland International Airport, Ltd.	27,486	28,281
Contact Energy, Ltd.	13,630	50,102
Fletcher Building, Ltd.	20,120	84,400
Sky City Entertainment Group, Ltd.	13,600	25,044
Telecom Corp. of New Zealand, Ltd.	70,986	114,524

		302,351
Norway - 0.46%
Den Norske Bank ASA *	23,800	199,681
Norsk Hydro ASA *	26,727	143,928
Orkla ASA	24,572	201,678
Renewable Energy Corp. ASA * (a)	6,576	71,251
StatoilHydro ASA	35,740	752,934
Telenor ASA *	26,200	221,531
Yara International ASA	6,800	224,162

		1,815,165
Peru - 0.12%
Cia Minera Milpo SAA	20,958	48,111
Compania de Minas Buenaventura SA	5,080	143,343
Compania de Minas Buenaventura SA, ADR	1,499	42,467
Credicorp SA	1,747	104,208
Credicorp, Ltd., ADR	546	32,880
Southern Peru Copper Corp.	4,270	87,962

		458,971
Philippines - 0.09%
Ayala Corp.	8,363	51,162
Ayala Land, Inc.	118,600	21,917
Banco De Oro	49,014	34,311
Bank of the Philippine Islands	58,268	54,475
Globe Telecommunications, Inc.	690	13,335
Jollibee Foods Corp.	9,000	9,146
Manila Electric Company	9,142	22,276
Metropolitan Bank & Trust Company	12,800	9,239

The accompanying notes are an integral part of the financial statements.
105

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
Philippine Long Distance Telephone Company	2,190	$103,107
PNOC Energy Development Corp.	132,801	10,304
SM Investments Corp.	3,594	25,598
SM Prime Holdings, Ltd.	84,941	15,649

		370,519
Poland - 0.21%
Bank Handlowy w Warszawie SA	917	14,978
Bank Millennium SA *	18,629	14,205
Bank Pekao SA *	3,741	127,580
Bank Zachodni WBK SA *	915	23,949
Boryszew SA *	550	427
BRE Bank SA *	340	15,826
Computerland SA *	160	943
Cyfrowy Polsat SA	2,783	12,417
Getin Holding SA *	12,724	22,808
Globe Trade Centre SA *	4,447	26,289
Grupa Lotos SA *	2,585	15,450
ING Bank Slaski SA *	96	9,420
KGHM Polska Miedz SA	3,566	78,635
PBG SA *	99	6,508
Polish Oil & Gas Company	41,373	49,168
Polski Koncern Naftowy Orlen SA	10,957	99,901
Powszechna Kasa Oszczednosci Bank
Polski SA	17,163	135,865
Softbank SA	1,956	33,455
Telekomunikacja Polska SA *	21,316	112,146
TVN SA *	7,137	24,355

		824,325
Portugal - 0.27%
Banco Comercial dos Acores SA (a)	88,835	95,826
Banco Espirito Santo SA	14,371	81,711
Brisa Auto Estrada, SA	11,641	85,865
Cimpor-Cimentos De Portugal SA (a)	12,207	83,693
EDP Renovaveis SA *	8,841	93,773
Electricidade de Portugal SA	57,356	230,592
Galp Energia SGPS SA	7,421	116,900
Jeronimo Martins, SGPS SA	8,639	58,131
Portugal Telecom, SGPS, SA	22,291	200,463

		1,046,954
Russia - 1.33%
Comstar United Telesystems, GDR *	9,964	49,023
Federal Grid Company Unified Energy
System JSC, GDR *	1,540	6,853
Gazprom OAO, SADR	76,555	1,766,124
Gazprom OAO, SADR	6,452	151,557
JSC MMC Norilsk Nickel, ADR *	28,523	325,162
Lukoil Oil Company, ADR	16,728	886,584
Mechel Steel Group, ADR	7,374	81,188
Mobile Telesystems, SADR	6,679	277,112
NovaTek OAO, ADR	2,716	143,046
Novolipetsk Steel, ADR	5,049	97,698
Polyus Gold Company ZAO, SADR *	3,630	75,322
Rosneft Oil Company, GDR *	19,280	129,369
Rostelecom, ADR	2,115	72,883
Sberbank, GDR (e)	2,294	277,379

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Severstal, ADR	4,900	$27,783
Sibirtelecom, ADR	424	1,611
Sistema JSFC, Reg. S, GDR *	4,060	56,532
Surgutneftegaz, ADR	24,723	208,167
Tatneft, ADR *	7,116	195,761
UralsvyAzinform, ADR	1,471	4,501
Vimpel-Communications, SADR *	17,395	227,179
VolgaTelecom, ADR	1,172	3,141
VTB Bank OJSC, GDR	26,491	79,112
Wimm-Bill-Dann Foods OJSC, ADR *	1,023	55,099

		5,198,186
Singapore - 0.95%
Ascendas, REIT *	61,000	64,332
Capitaland, Ltd.	82,500	217,570
CapitaMall Trust *	91,200	84,357
City Developments, Ltd.	17,000	111,476
ComfortDelGro Corp., Ltd.	63,000	56,527
Cosco Corp. Singapore, Ltd.	31,000	27,718
DBS Group Holdings, Ltd.	55,500	454,498
Fraser and Neave, Ltd.	26,000	71,605
Genting International PLC *	117,000	59,403
Golden Agri-Resources, Ltd.	188,240	55,506
Jardine Cycle and Carriage, Ltd.	6,254	71,503
Keppel Corp., Ltd.	38,210	190,878
Neptune Orient Lines, Ltd.	17,000	18,138
Olam International, Ltd.	41,500	56,262
Oversea-Chinese Banking Corp., Ltd.	80,000	401,802
SembCorp Industries, Ltd.	40,000	86,296
SembCorp Marine, Ltd.	28,600	60,975
Singapore Airlines, Ltd.	19,140	165,889
Singapore Exchange, Ltd.	32,000	163,156
Singapore Press Holdings, Ltd.	57,000	116,951
Singapore Technologies Engineering, Ltd.	52,000	84,014
Singapore Telecommunications, Ltd.	257,950	539,600
StarHub, Ltd.	17,000	25,908
United Overseas Bank, Ltd.	41,000	405,631
UOL Group, Ltd.	18,000	41,317
Wilmar International, Ltd.	23,000	78,492

		3,709,804
South Africa - 1.29%
ABSA Group, Ltd.	8,122	103,877
African Bank Investments, Ltd.	14,629	48,094
African Rainbow Minerals, Ltd.	2,661	42,081
Anglo Platinum, Ltd.	2,054	143,586
AngloGold Ashanti, Ltd.	8,536	365,622
Aspen Pharmacare Holdings, Ltd. *	4,629	27,937
Aveng, Ltd.	8,562	37,613
Bidvest Group, Ltd.	7,724	90,649
Discovery Holdings, Ltd., ADR	1	4
FirstRand, Ltd.	81,662	141,327
Foschini, Ltd.	4,844	28,762
Gold Fields, Ltd.	18,692	255,967
Growthpoint Properties, Ltd.	38,607	65,752
Harmony Gold Mining Company, Ltd. *	10,209	124,268
Hulamin, Ltd.	83	120

The accompanying notes are an integral part of the financial statements.
106

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Impala Platinum Holdings, Ltd.	16,652	$404,760
Imperial Holdings, Ltd.	4,211	32,067
Investec, Ltd.	4,018	22,337
Kumba Iron Ore, Ltd.	1,848	45,324
Kumba Resources, Ltd.	2,815	28,440
Liberty Holdings, Ltd.	2,755	20,850
Massmart Holdings, Ltd.	4,714	45,632
Mittal Steel South Africa, Ltd.	4,928	59,199
MTN Group, Ltd.	49,470	721,400
Murray & Roberts Holdings, Ltd.	7,152	44,854
Naspers, Ltd.	11,606	279,046
Nedbank Group, Ltd.	4,908	55,222
Network Healthcare Holdings, Ltd. *	29,089	36,465
Pick'n Pay Stores, Ltd.	4,684	20,413
Pretoria Portland Cement Company, Ltd.	12,283	47,470
Remgro, Ltd.	12,039	110,220
Reunert, Ltd.	4,168	21,496
RMB Holdings, Ltd.	19,006	52,786
Sanlam, Ltd.	62,666	135,765
Sappi, Ltd.	11,336	39,222
Sasol, Ltd.	18,713	707,626
Shoprite Holdings, Ltd.	10,263	71,685
Standard Bank Group, Ltd.	35,105	366,510
Steinhoff International Holdings, Ltd. *	23,609	38,769
Telkom SA, Ltd.	7,148	32,391
Tiger Brands, Ltd.	3,884	68,237
Truworths International, Ltd.	10,796	49,536
Woolworths Holdings, Ltd.	18,895	29,800

		5,063,181
South Korea - 2.41%
Amorepacific Corp.	130	64,483
Asiana Airlines *	676	2,084
Busan Bank	5,225	32,710
Cheil Industries, Inc.	1,810	66,383
CJ CheilJedang Corp.	238	30,809
Daegu Bank	4,210	34,038
Daelim Industrial Company, Ltd.	690	33,707
Daewoo Engineering & Construction
Company, Ltd.	7,109	59,022
Daewoo International Corp.	996	22,843
Daewoo Securities Company, Ltd.	3,370	55,901
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	4,100	67,702
DC Chemical Company, Ltd.	510	82,692
Dongbu Insurance Company, Ltd.	1,320	25,986
Dongkuk Steel Mill Company, Ltd.	1,380	32,856
Doosan Corp.	310	27,137
Doosan Heavy Industries and Construction
Company, Ltd.	1,150	67,317
Doosan Infracore Company, Ltd.	2,880	39,377
GS Engineering & Construction Corp.	860	55,496
GS Holdings Corp.	1,810	45,087
Hana Financial Group, Inc.	4,350	105,303
Hanjin Heavy Industries & Construction
Company, Ltd.	1,508	42,607
Hanjin Shipping Company, Ltd.	2,640	41,911

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hankook Tire Company, Ltd.	4,330	$48,258
Hanwha Chemical Corp.	4,264	35,294
Hanwha Corp.	1,930	54,428
Hite Brewery Company, Ltd.	147	18,360
Hite Holdings Company, Ltd.	183	4,219
Honam Petrochemical Corp.	780	48,117
Hynix Semiconductor, Inc. *	12,430	129,406
Hyosung Corp.	840	71,080
Hyundai Department Store Company, Ltd.	680	45,062
Hyundai Development Company	2,470	81,208
Hyundai Engineering & Construction
Company, Ltd.	1,840	95,017
Hyundai Heavy Industries Company, Ltd.	1,320	228,505
Hyundai Mipo Dockyard Company, Ltd.	360	39,996
Hyundai Mobis	1,950	184,621
Hyundai Motor Company, Ltd.	5,120	285,032
Hyundai Securities Company, Ltd.	4,428	48,736
Hyundai Steel Company	1,580	76,081
Industrial Bank of Korea *	6,000	46,986
Kangwon Land, Inc.	4,780	62,187
KB Financial Group, Inc., ADR *	2,379	76,033
KCC Corp.	200	65,177
Kia Motors Corp. *	6,270	60,145
Korea Electric Power Corp. *	7,633	174,004
Korea Exchange Bank	8,520	62,539
Korea Express Company, Ltd. *	272	20,606
Korea Gas Corp.	780	28,219
Korea Investment Holdings Company, Ltd.	1,940	50,093
Korea Line Corp.	240	14,326
Korea Zinc Company, Ltd.	290	32,897
Korean Air Lines Company, Ltd. *	1,587	47,822
Korean Reinsurance Company, Ltd.	12	114
KT Corp.	4,010	108,643
KT Freetel Company, Ltd. *	3,090	56,100
KT&G Corp.	3,460	188,309
Kumho Industrial Company, Ltd.	960	17,591
LG Chem, Ltd.	1,489	182,013
LG Corp.	2,860	147,676
LG Dacom Corp.	2,070	30,366
LG Display Company, Ltd., ADR	439	5,176
LG Display Company, Ltd.	5,506	130,120
LG Electronics, Inc.	3,120	300,878
LG Household & Health Care, Ltd.	350	54,005
LG Telecom, Ltd.	5,209	35,160
Lotte Confectionery Company, Ltd.	20	15,999
Lotte Shopping Company, Ltd.	370	71,120
LS Cable, Ltd.	410	33,026
Mirae Asset Securities Company, Ltd.	1,034	62,712
NHN Corp. *	1,189	189,490
POSCO, SADR	1,461	122,563
POSCO (a)	1,620	543,053
S1 Corp.	840	35,827
Samsung Card Company, Ltd.	1,190	45,331
Samsung Corp.	4,027	150,545
Samsung Digital Imaging Company, Ltd. *	647	32,030
Samsung Electro-Mechanics Company, Ltd.	1,660	75,300

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	3,482	$1,561,249
Samsung Engineering Company, Ltd.	1,170	83,873
Samsung Fire & Marine
Insurance Company, Ltd.	1,120	164,165
Samsung Heavy Industries Company, Ltd.	4,611	111,663
Samsung SDI Company, Ltd.	1,270	105,035
Samsung Securities Company, Ltd.	1,920	111,410
Samsung Techwin Company, Ltd.	1,442	88,151
Shinhan Financial Group Company, Ltd. *	12,953	329,927
Shinsegae Company, Ltd.	436	152,911
SK Corp.	1,293	112,602
SK Energy Company, Ltd.	1,756	148,947
SK Networks Company, Ltd.	2,740	37,502
SK Telecom Company, Ltd.	1,227	172,534
S-Oil Corp.	1,520	70,088
STX Pan Ocean Company, Ltd.	4,057	43,214
STX Shipbuilding Company, Ltd.	1,620	22,878
Taewoong Company, Ltd.	440	40,386
Taihan Electric Wire Company, Ltd.	900	15,885
Tong Yang Investment Bank	1	10
Woongjin Coway Company, Ltd.	1,690	38,452
Woori Finance Holdings Company, Ltd. *	7,600	68,078
Woori Investment & Securities Company, Ltd.	3,040	40,986
Yuhan Corp.	356	49,672

		9,472,670
Spain - 2.94%
Abertis Infraestructuras SA	8,756	165,116
Acciona SA	842	110,371
Acerinox SA	3,833	69,325
ACS Actividades SA	6,157	321,680
Banco Bilbao Vizcaya Argentaria SA	112,030	1,381,788
Banco de Sabadell SA	29,552	190,017
Banco de Valencia SA	7,940	77,975
Banco de Valencia SA *	158	1,544
Banco Popular Espanol SA	27,026	243,397
Banco Santander Central Hispano SA	257,327	2,774,335
Bankinter SA, ADR	7,701	94,923
Cintra Concesiones de Infraestructuras de
Transporte SA	9,045	59,474
Corporacion Mapfre SA	23,722	82,908
Criteria Caixacorp SA	28,458	123,025
Enagas	5,204	96,139
Fomento de Construcciones SA	1,130	45,068
Gamesa Corporacion Tecnologica SA	5,309	119,532
Gas Natural SDG SA	7,424	133,892
Gestevision Telecinco SA	2,563	25,307
Grifols SA	3,516	63,410
Grupo Ferrovial SA	2,220	75,887
Iberdrola Renovables SA *	25,100	124,428
Iberdrola SA	114,748	982,407
Iberia Lineas Aereas de Espana SA	11,209	25,554
Indra Sistemas SA	2,819	64,241
Industria de Diseno Textil SA	7,313	330,048
Red Electrica De Espana	3,466	162,041
Repsol YPF SA	24,920	560,000
Sacyr Vallehermoso SA	2,340	38,302

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Telefonica SA	133,918	$2,892,835
Zardoya Otis SA	3,580	80,302

		11,515,271
Sweden - 1.48%
Alfa Laval AB	11,300	108,050
Assa Abloy AB, Series B	9,000	118,845
Atlas Copco AB, Series A, ADR	20,534	207,968
Atlas Copco AB, Series B, ADR	10,954	98,898
Electrolux AB, Series B *	6,123	78,287
Ericsson (LM), Series B	92,000	857,791
Getinge AB, Series B (a)	5,466	73,626
Hennes & Mauritz AB, B shares	15,950	761,814
Holmen AB, Series B	1,300	32,242
Husqvarna AB, B Shares *	9,890	58,004
Investor AB, B shares	13,600	213,501
Lundin Petroleum AB, Series A *	5,696	50,510
Nordea Bank AB	100,675	806,644
Sandvik AB	30,395	251,319
Scania AB, Series B	8,800	89,088
Securitas AB, Series B (a)	7,800	66,443
Skandinaviska Enskilda Banken AB, Series A *	45,680	201,981
Skanska AB, Series B	11,000	121,548
SKF AB, B Shares	11,200	133,002
SSAB Svenskt Stal AB, Series A (a)	4,300	57,923
SSAB Svenskt Stal AB, Series B	2,150	26,665
Svenska Cellulosa AB, B Shares	16,800	194,397
Svenska Handelsbanken AB, Series A (a)	13,900	271,542
Swedbank AB, A shares	9,600	57,736
Swedish Match AB	7,500	120,540
Tele2 AB, Series B	8,763	88,958
Teliasonera AB	69,000	355,798
Volvo AB, Series A	12,156	77,536
Volvo AB, Series B	33,000	213,049

		5,793,705
Switzerland - 5.29%
ABB, Ltd. *	72,262	1,190,972
Actelion, Ltd. *	3,894	201,448
Adecco SA (a)	4,836	211,020
Aryzta AG *	3,099	91,905
Baloise Holding AG	1,998	158,888
BKW FMB Energie AG	713	52,711
Compagnie Financiere Richemont SA	19,595	428,949
Credit Suisse Group AG	35,177	1,574,214
Geberit AG, ADR	1,618	199,732
Givaudan AG	269	176,585
Holcim, Ltd. *	7,862	417,868
Julius Baer Holding AG	7,968	339,503
Kuehne & Nagel International AG	2,056	160,331
Lindt & Spruengli AG-PC	36	65,359
Lindt & Spruengli AG-REG	5	111,559
Logitech International SA *	7,398	105,374
Lonza Group AG (a)	1,831	189,316
Nestle SA	116,401	4,229,837
Nobel Biocare Holding AG, Series BR	4,707	109,210
Novartis AG	67,626	2,703,772

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Pargesa Holding SA, ADR	1,087	$73,757
Phonak Holding AG	1,850	136,350
Roche Holdings AG - Genusschein	22,225	3,032,856
Schindler Holding AG	2,032	121,723
Societe Generale de Surveillance Holdings AG	176	220,298
Straumann Holding AG	338	63,569
Swatch Group AG, BR shares (a)	1,196	199,356
Swatch Group AG	2,256	78,089
Swiss Life Holding *	1,350	114,698
Swiss Re	12,797	418,487
Swisscom AG	925	273,590
Syngenta AG	3,027	736,908
Synthes AG	2,281	234,504
UBS AG - CHF *	96,499	1,458,922
Unaxis Holding AG * (a)	774	45,945
Zurich Financial Services AG	4,445	832,296

		20,759,901
Taiwan - 1.86%
Acer Sertek, Inc.	56,555	103,194
Advanced Semiconductor Engineering, Inc.	94,302	59,069
Advantech Company, Ltd.	1,512	2,343
Asia Cement Corp.	37,778	42,755
Asia Optical Company, Inc.	79	101
Asustek Computer, Inc.	94,578	133,903
AU Optronics Corp.	175,021	181,880
BenQ Corp.	12,400	5,379
Catcher Technology Company, Ltd.	12,870	36,694
Cathay Financial Holdings Company, Ltd.	158,750	259,695
Chang Hwa Commercial Bank, Ltd.	82,000	41,130
Cheng Shin Rubber Industry Company, Ltd.	19,366	32,796
Cheng Uei Precision Industry Company, Ltd.	2,612	4,282
Chi Mei Optoelectronics Corp.	104,454	61,549
China Airlines, Ltd. *	24,716	6,722
China Development Financial Holdings Corp.	224,352	65,252
China Motor Company, Ltd.	55	28
China Steel Corp.	262,415	224,564
Chinatrust Finance Holding Company, Ltd.	176,110	117,105
Chunghwa Picture Tubes, Ltd.	135,000	22,120
Chunghwa Telecom Company, Ltd. *	135,439	258,178
CMC Magnetics Corp. *	29,000	6,997
Compal Communications, Inc.	410	410
Compal Electronics, Inc.	72,706	61,914
Delta Electronics, Inc.	35,190	82,008
D-Link Corp.	652	555
E.Sun Financial Holding Company, Ltd.	63,440	22,010
Epistar Corp.	8,946	26,711
Eternal Chemical Company, Ltd.	3,320	2,675
EVA Airways Corp. *	24,000	6,923
Evergreen Marine Corp.	11,000	6,654
Everlight Electronics Company, Ltd.	2,039	5,432
Far Eastern Department Stores Company, Ltd.	6,300	6,703
Far Eastern Textile, Ltd.	65,045	74,112
Far EasTone Telecommunications
Company, Ltd.	30,463	35,190
First Financial Holding Company, Ltd.	103,021	69,798
Formosa Chemicals & Fibre Corp.	68,000	116,344

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Formosa Petrochemical Corp.	33,000	$85,309
Formosa Plastic Corp.	107,000	212,738
Formosa Taffeta Company, Ltd.	9,000	6,622
Foxconn Technology Company, Ltd.	11,220	35,777
Fubon Group Company, Ltd.	83,000	81,259
Fuhwa Financial Holdings Company, Ltd.	169,825	127,498
HannStar Display Corp.	105,921	28,259
High Tech Computer Corp.	18,520	300,155
Hon Hai Precision Industry Company, Ltd.	179,676	684,090
Hua Nan Financial Holdings Company, Ltd.	80,580	59,186
InnoLux Display Corp.	52,484	73,568
Inotera Memories, Inc. *	4,780	2,524
Inventec Appliances Corp.	620	654
Inventec Company, Ltd.	35,280	22,363
KGI Securities Company, Ltd.	23,000	11,687
Kinsus Interconnect Technology Corp.	527	960
Largan Precision Company, Ltd.	2,080	22,841
Lite-On Technology Corp.	44,096	39,164
Macronix International Company, Ltd.	66,803	30,971
MediaTek, Inc.	28,048	348,571
Mega Financial Holding Company, Ltd.	206,000	104,992
Mitac International	8,691	3,927
Mosel Vitelic, Inc. *	600	185
Motech Industries, Inc.	2,909	11,616
Nan Ya Plastics Corp.	134,000	192,413
Nan Ya Printed Circuit Board Corp.	2,105	6,323
Nanya Technology Corp. *	56,347	10,651
Novatek Microelectronics Corp., Ltd.	10,275	25,156
Pan-International Industrial Company, Ltd.	100	129
Polaris Securities Company, Ltd.	43,990	26,216
Pou Chen Corp.	48,150	31,859
Powerchip Semiconductor Corp. *	170,386	24,628
Powertech Technology, Inc.	11,055	23,869
President Chain Store Corp.	11,000	28,452
ProMOS Technologies, Inc. *	139,000	4,553
Quanta Computer, Inc.	46,164	75,847
Realtek Semiconductor Corp.	9,103	18,350
Richtek Technology Corp.	1,100	7,740
Shin Kong Financial Holding Company, Ltd.	88,791	44,082
Siliconware Precision Industries Company	62,665	82,626
Sino-American Silicon Products, Inc.	1,086	3,068
SinoPac Holdings Company, Ltd.	144,000	45,622
Synnex Technology International Corp.	19,525	32,279
Taishin Financial Holdings Company, Ltd.	103,000	37,589
Taiwan Cellular Corp.	41,802	74,335
Taiwan Cement Corp.	62,205	65,471
Taiwan Cooperative Bank	62,100	40,928
Taiwan Fertilizer Company, Ltd.	16,000	51,465
Taiwan Glass Industrial Corp.	9,787	6,794
Taiwan Semiconductor
Manufacturing Company, Ltd.	786,028	1,475,395
Tatung Company, Ltd. *	88,000	24,521
Teco Electric & Machinery Company, Ltd.	29,000	13,097
Transcend Information, Inc.	2,099	5,587
Tripod Technology Corp.	8,458	17,568
Tung Ho Steel Enterprise Corp.	6,000	6,311

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
U-Ming Marine Transport Corp.	7,000	$14,581
Unimicron Technology Corp.	17,513	15,797
Uni-President Enterprises Corp.	70,602	81,038
United Microelectronics Corp.	298,729	120,424
Vanguard International Semiconductor Corp.	284	126
Wafer Works Corp.	30	57
Walsin Lihwa Corp.	39,000	12,981
Wan Hai Lines, Ltd.	11,400	6,375
Wistron Corp.	24,462	38,873
Ya Hsin Industrial Company, Ltd. * (j)	18,000	0
Yang Ming Marine Transport Corp.	7,609	3,436
Yulon Motor Company, Ltd.	15,449	14,632
Zinwell Corp.	180	375

		7,289,710
Thailand - 0.26%
Advanced Info Service PCL	23,609	55,737
Bangkok Bank PCL, Foreign Shares	39,500	105,315
Bangkok Bank PCL	17,900	19,599
Bank of Ayudhya PCL, Foreign Shares	141,800	48,406
Banpu PCL	6,400	59,427
BEC World PCL	18,400	10,404
C.P. Seven Eleven PCL	49,000	17,423
Glow Energy PCL	32,900	25,651
IRPC PCL	254,154	27,408
Kasikornbank PCL - Foreign Shares	67,700	116,689
Krung Thai Bank PCL	57,000	12,045
Land & Houses PCL, Foreign Shares	236,700	37,658
PTT Aromatics & Refining PCL	17,600	10,157
PTT Chemical PCL	6,700	10,252
PTT Exploration & Production PCL	30,706	116,792
PTT PCL - Foreign Shares	28,282	181,348
Ratchaburi Electricity Generating Holding PCL	5,900	6,448
Siam Cement PCL - Foreign Shares	13,300	51,241
Siam Commercial Bank PCL	26,128	51,213
Thai Oil PCL	32,800	38,956
TMB Bank PCL *	360,144	7,768
Total Access Communication PCL	32,000	24,276

		1,034,213
Turkey - 0.28%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	442	1,203
Akbank AS	29,426	124,923
Aksigorta AS	2,924	6,931
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,965	73,522
Arcelik AS *	22	32
Asya Katilim Bankasi AS *	22,456	26,718
BIM Birlesik Magazalar AS	1,567	49,893
Coca-Cola Icecek AS	4,126	23,135
Dogan Sirketler Grubu Holdings AS *	20,271	11,917
Enka Insaat ve Sanayi AS	11,548	56,545
Eregli Demir ve Celik Fabrikalari TAS *	18,200	50,999
HACI Omer Sabanci Holdings, AS	11,671	35,998
KOC Holdings AS *	17,382	40,258
Petkim Petrokimya Holding AS *	1,680	6,174
Tupras Turkiye Petrol Rafine AS	4,261	53,798

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Turk Sise ve Cam Fabrikalari AS *	7,938	$6,793
Turk Telekomunikasyon AS	20,309	56,797
Turkcell Iletisim Hizmetleri AS, ADR	819	10,901
Turkcell Iletisim Hizmetleri AS	17,555	94,098
Turkiye Garanti Bankasi AS *	64,001	162,038
Turkiye Halk Bankasi AS	12,137	47,199
Turkiye Is Bankasi AS	31,818	111,012
Turkiye Vakiflar Bankasi Tao *	18,789	26,362
Yapi ve Kredi Bankasi AS *	20,051	30,952

		1,108,198
United Kingdom - 14.44%
3i Group PLC	12,727	50,557
Admiral Group PLC	6,815	95,148
AMEC PLC	12,762	139,578
Anglo American PLC	41,313	1,209,260
Antofagasta PLC	15,206	157,091
Associated British Foods PLC	13,219	156,930
AstraZeneca Group PLC	45,671	1,903,828
Astro All Asia Networks PLC, GDR	11,900	10,079
Autonomy Corp. PLC *	6,230	156,078
Aviva PLC	85,599	472,600
BAE Systems PLC	114,908	638,246
Barclays PLC	263,121	1,268,460
Berkeley Group Holdings PLC *	3,634	52,573
BG Group PLC	105,865	1,940,103
BHP Billiton PLC	69,540	1,665,940
BICC PLC	16,786	92,369
BP PLC	593,399	4,897,924
British Airways PLC *	20,191	51,396
British American Tobacco PLC	63,785	1,742,387
British Land Company PLC	27,681	175,714
British Sky Broadcasting Group PLC	34,392	248,122
BT Group PLC	236,553	338,315
Bunzl PLC	12,879	106,572
Burberry Group PLC	18,373	114,731
Cable & Wireless PLC	87,606	191,715
Cadbury PLC	41,720	364,659
Cairn Energy PLC *	5,072	206,143
Capita Group PLC	22,013	255,365
Carnival PLC	5,823	151,672
Carphone Warehouse Group PLC	15,560	42,569
Centrica PLC	165,937	660,933
Cobham PLC	41,681	120,641
Compass Group PLC	56,406	326,426
Diageo PLC	78,534	1,072,075
Drax Group PLC	11,656	92,916
Eurasian Natural Resources Corp.	13,886	147,866
FirstGroup PLC	18,031	108,837
Fresnillo PLC	5,418	58,848
Friends Provident Ethical Investment
Trust PLC	89,439	97,974
G4S PLC	46,804	160,287
GKN PLC	23,154	45,982
GlaxoSmithKline PLC	164,372	2,770,604
Hammerson PLC	21,553	102,933
Home Retail Group PLC	34,770	131,078

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
HSBC Holdings PLC	543,360	$4,962,303
ICAP PLC	17,895	115,002
Imperial Tobacco Group PLC	31,784	826,113
Intercontinental Hotels Group PLC	9,172	97,721
International Power PLC	54,340	241,580
Invensys PLC *	33,273	126,294
Investec PLC	14,488	81,062
J Sainsbury PLC	36,509	184,417
Johnson Matthey PLC	6,144	120,222
Kazakhmys PLC	9,445	107,385
Kingfisher PLC	84,371	243,577
Ladbrokes PLC	20,177	66,164
Land Securities Group PLC	24,770	197,453
Legal & General Group PLC	209,334	206,216
Liberty International PLC (a)	10,043	60,517
Lloyds Banking Group PLC *	201,900	96,496
Lloyds TSB Group PLC	324,965	362,468
London Stock Exchange Group PLC	5,241	58,985
Lonmin PLC, ADR	5,064	117,534
Man Group PLC, ADR	61,086	241,948
Marks & Spencer Group PLC	55,363	254,773
National Express Group PLC	4,566	23,995
National Grid PLC	79,242	767,926
Next Group PLC	6,693	159,222
Old Mutual PLC	183,492	218,753
Pearson PLC	24,497	259,258
Pharmstandard *	4,494	71,904
PIK Group, GDR *	15,724	23,531
Prudential PLC	84,234	587,891
Randgold Resources, Ltd.	2,402	170,707
Reckitt Benckiser PLC	18,834	817,005
Reed Elsevier PLC	33,415	271,259
Rexam PLC	23,321	117,523
Rio Tinto PLC	28,690	1,299,786
Rolls-Royce Group PLC *	55,759	296,773
Rolls-Royce Group PLC *	5,735,043	9,270
Rosneft Oil Company	25,704	172,801
Royal & Sun Alliance PLC	120,502	246,685
Royal Bank of Scotland Group PLC *	540,394	338,736
Royal Dutch Shell PLC, A Shares	112,154	3,021,856
Royal Dutch Shell PLC, B Shares	85,153	2,315,534
SABMiller PLC	29,355	602,452
Schroders PLC	4,300	60,664
Scottish & Southern Energy PLC	29,700	560,909
Segro PLC, REIT	186,141	80,929
Serco Group PLC	18,401	120,348
Severn Trent PLC	8,235	149,542
Shire, Ltd.	16,864	233,995
Smith & Nephew PLC	31,563	230,202
Smiths Group PLC	14,403	169,738
Standard Chartered PLC	59,416	1,213,504
Standard Life PLC	68,550	220,237
Tesco PLC	247,446	1,466,172
The Sage Group PLC	44,462	137,587
Thomas Cook Group PLC	18,531	67,045
Thomson Reuters PLC	6,658	182,449

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Tomkins PLC	29,638	$68,202
TUI Travel PLC	23,195	93,915
Tullow Oil PLC	24,530	396,370
Unilever PLC	40,230	948,671
United Utilities Group PLC	24,406	211,761
Vedanta Resources PLC	4,036	104,566
Vodafone Group PLC	1,660,021	3,123,986
Whitbread PLC	5,858	81,977
William Morrison Supermarket PLC	71,777	281,396
Wolseley PLC *	7,033	119,325
WPP PLC	39,974	299,331
Xstrata PLC	59,296	676,197

		56,653,639
United States - 0.23%
Gazpromneft OAO	2,660	44,954
Larsen & Toubro, Ltd.	14,598	424,802
Southern Copper Corp.	3,100	64,883
Vale SA, SADR	12,982	210,698
Vale SA	9,181	175,816

		921,153

TOTAL COMMON STOCKS (Cost $430,524,123)		$364,173,762

PREFERRED STOCKS - 1.84%
Brazil - 1.57%
AES Tiete SA (i)	5,300	49,698
Aracruz Celulose SA * (i)	9,100	15,586
Banco Bradesco SA (i)	48,850	741,589
Banco do Estado do Rio Grande do Sul (i)	8,516	32,894
Banco Itau Holding Financeira SA (i)	58,665	951,115
Bradespar SA * (i)	9,100	133,522
Brasil Telecom Participacoes SA * (i)	3,800	34,280
Brasil Telecom SA * (i)	6,301	44,833
Braskem SA, A Shares * (i)	6,600	24,017
Centrais Eletricas Brasileiras SA * (i)	5,700	73,379
Cia de Transmissao de Energia Eletrica
Paulista (i)	1,900	44,468
Cia Energetica de Minas Gerais (i)	6,708	90,311
Cia Energetica de Sao Paulo * (i)	5,638	49,715
Cia Paranaense de Energia (i)	3,900	55,955
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar (i)	2,120	40,674
Companhia de Bebidas das Americas, ADR * (i)	2,059	134,865
Companhia de Bebidas das Americas * (i)	2,914	191,640
Companhia Vale do Rio Doce (i)	52,182	861,125
Eletropaulo Metropolitana de Sao Paulo SA (i)	3,483	54,238
Fertilizantes Fosfatados SA (i)	5,800	48,933
Gerdau SA (i)	12,360	129,467
Investimentos Itau SA (i)	69,315	315,997
Klabin SA (i)	15,000	25,767
Lojas Americanas SA (i)	15,400	73,728
Metalurgica Gerdau SA (i)	11,300	149,893
Net Servicos de Comunicacao SA * (i)	6,466	65,232
Petroleo Brasileiro SA (i)	72,184	1,262,009
Tele Norte Leste Participacoes SA (i)	4,500	80,298
Telemar Norte Leste SA, Series A * (i)	2,300	66,629

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Tim Participacoes SA (i)	23,740	$47,779
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	6,842	135,616
Vivo Participacoes SA (i)	3,999	81,094
Votorantim Celulose e Papel SA * (i)	2,600	30,802

		6,137,148
Germany - 0.18%
Bayerische Motoren Werke (BMW) AG - Non
Voting Shares (i)	2,073	46,336
Henkel AG & Company KGaA - Non Voting
Shares (i)	5,249	161,890
Porsche Automobil Holding SE (i)	3,154	192,475
RWE AG (i)	1,167	84,241
Volkswagen AG (i)	3,299	236,021

		720,963
Malaysia - 0.00%
Malaysian Airline System BHD *	1,800	407
Russia - 0.02%
Surgutneftegaz SADR (a)(i)	22,697	72,630
South Korea - 0.07%
Hyundai Motor Company, Ltd. (i)	1,820	46,044
LG Electronics, Inc. (i)	980	44,858
Samsung Electronics Company, Ltd. (i)	640	189,159

		280,061

TOTAL PREFERRED STOCKS (Cost $7,564,709)		$7,211,209

WARRANTS - 0.00%
Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date 07/10/2009, Strike
Price: IDR 400.00) *	25,750	551
Italy - 0.00%
UBI Banca SCPA
(Expiration Date 06/30/2011, Strike
Price EUR 12.30) * (a)	23,168	2,163
Malaysia - 0.00%
IJM Land Berhad
(Expiration Date 09/11/2013, Strike
Price: MYR 1.35) *	3,090	553

TOTAL WARRANTS (Cost $244)		$3,267

RIGHTS - 0.02%
Australia - 0.00%
Santos, Ltd. *	8,720	14,665
Stockland Company, Ltd. *	1,054	338

		15,003
Belgium - 0.00%
Fortis Group SA (Expiration Date 07/04/2014) *	71,652	0
Brazil - 0.00%
Companhia Brasileira de Distribuicao Grupo *	20	31
Investimentos Itau SA *	1,495	2,264

		2,295

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Canada - 0.00%
Precision Drilling Trust *	1,200	$495
France - 0.00%
Casino Guichard-Perrachon SA *	1,207	4,558
Pernod-Ricard SA	12	59

		4,617
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
01/29/2010, Strike Price: JPY 1.00) *	5,000	1,110
Norway - 0.00%
Lighthouse Caledonia ASA (Expiration Date
04/30/2009) *	530	13
Spain - 0.01%
Abertis Infraestructuras SA (Expiration Date:
05/27/2009)	437	8,216
Bankinter SA *	10,025	7,795

		16,011
United Kingdom - 0.01%
3i Group PLC *	16,363	27,770
Lonmin PLC *	1,125	9,192

		36,962

TOTAL RIGHTS (Cost $103,373)		$76,506

SHORT TERM INVESTMENTS - 6.48%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	1,594,109	$1,594,109
John Hancock Collateral Investment Trust,
0.7339% (c)(g)	2,384,371	23,843,714

TOTAL SHORT TERM INVESTMENTS
(Cost $25,437,823)		$25,437,823

Total Investments (International Equity Index Fund)
(Cost $463,630,272) - 101.17%		$396,902,567
Other assets and liabilities, net - (1.17)%		(4,579,335)

TOTAL NET ASSETS - 100.00%		$392,323,232

The portfolio had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assets):

Banking	12.14%
International Oil	5.88%
Telecommunications Equipment & Services	4.87%
Insurance	4.19%
Financial Services	4.13%

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.44%
Australia - 2.38%
CSL, Ltd.	719,039	$16,837,899

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium - 2.52%
Anheuser-Busch InBev NV	505,204	$17,856,418
Brazil - 5.86%
Gafisa SA	706,883	6,394,856
Itau Unibanco Holding SA *	879,667	14,118,655
Petroleo Brasileiro SA, ADR	476,274	20,970,344

		41,483,855
Canada - 5.87%
Petro-Canada	84,677	3,684,138
Potash Corp. of Saskatchewan, Inc.	162,900	18,870,336
Rogers Communications, Inc., Class B	493,970	14,668,658
Suncor Energy, Inc. - CAD	124,047	4,346,048

		41,569,180
China - 1.77%
Industrial & Commercial Bank of China, Ltd.	19,952,000	12,557,083
Denmark - 4.42%
Vestas Wind Systems AS *	427,902	31,312,312
France - 3.93%
Accor SA (a)	156,824	6,978,610
Alstom	149,505	9,496,903
BNP Paribas SA (a)	163,075	11,337,555

		27,813,068
Germany - 2.42%
Bayerische Motoren Werke (BMW) AG (a)	174,119	6,275,388
Daimler AG	200,125	7,339,700
Hochtief AG	73,034	3,542,742

		17,157,830
Hong Kong - 4.30%
Cheung Kong Holdings, Ltd.	816,000	10,118,271
CNOOC, Ltd.	6,256,600	8,238,761
Esprit Holdings, Ltd.	1,384,500	8,807,214
Hang Lung Properties, Ltd.	984,000	3,290,295

		30,454,541
India - 1.50%
ICICI Bank, Ltd., SADR	341,794	10,643,465
Ireland - 0.51%
CRH PLC - London Exchange	155,352	3,624,104
Israel - 2.47%
Teva Pharmaceutical Industries, Ltd., SADR	376,366	17,448,328
Japan - 7.75%
Daikin Industries, Ltd.	209,605	6,479,463
Daiwa Securities Group, Inc.	2,208,000	13,927,917
Honda Motor Company, Ltd.	220,600	6,403,608
Marubeni Corp.	3,173,000	14,416,810
Mizuho Financial Group, Inc. (a)	3,240,200	7,794,140
Sumitomo Realty &
Development Company, Ltd.	382,000	5,845,802

		54,867,740
Mexico - 3.09%
Cemex SA de CV, SADR *	2,242,037	21,882,281
Netherlands - 1.04%
ASML Holding NV	355,777	7,339,890

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore - 2.95%
Capitaland, Ltd.	4,813,000	$12,692,894
DBS Group Holdings, Ltd.	539,000	4,413,953
Singapore Airlines, Ltd.	434,000	3,761,532

		20,868,379
South Korea - 0.47%
Hyundai Motor Company, Ltd.	59,694	3,323,180
Spain - 6.98%
Banco Bilbao Vizcaya Argentaria SA	890,272	10,980,697
Gamesa Corporacion Tecnologica SA	806,043	18,148,045
Telefonica SA	938,129	20,265,028

		49,393,770
Sweden - 0.47%
Hennes & Mauritz AB, B shares	69,653	3,326,812
Switzerland - 15.85%
ABB, Ltd. *	443,078	7,302,505
Actelion, Ltd. *	107,332	5,552,601
Compagnie Financiere Richemont SA	181,854	3,980,917
Credit Suisse Group AG	613,992	27,476,892
Julius Baer Holding AG	242,062	10,313,858
Lonza Group AG	164,505	17,008,979
Nestle SA	483,342	17,563,921
Transocean, Ltd. *	290,023	23,051,028

		112,250,701
Taiwan - 5.16%
Hon Hai Precision Industry Company, Ltd.	4,779,050	18,195,539
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	1,672,509	18,297,248

		36,492,787
United Kingdom - 10.29%
BG Group PLC	354,745	6,501,126
BP PLC	2,572,117	21,230,291
Reckitt Benckiser PLC	162,263	7,038,850
Rio Tinto PLC	241,656	10,948,106
Tesco PLC	1,279,385	7,580,638
Vodafone Group PLC	10,388,289	19,549,673

		72,848,684
United States - 1.44%
Vale SA	533,200	10,210,780

TOTAL COMMON STOCKS (Cost $575,901,025)		$661,563,087

SHORT TERM INVESTMENTS - 2.90%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$20,551,250	$20,551,250

TOTAL SHORT TERM INVESTMENTS
(Cost $20,551,250)		$20,551,250

The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 5.62%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$39,802,232 on 6/1/2009,
collateralized by $39,660,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at
$40,601,925, including interest)	$39,802,000	$39,802,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,802,000)		$39,802,000

Total Investments (International Opportunities Fund)
(Cost $636,254,275) - 101.96%		$721,916,337
Other assets and liabilities, net - (1.96)%		(13,898,125)

TOTAL NET ASSETS - 100.00%		$708,018,212

The portfolio had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assets):

Banking	10.50%
Financial Services	6.95%
Petroleum Services	6.77%
Real Estate	5.42%
Chemicals	5.07%

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.21%
Australia - 7.74%
Billabong International, Ltd.	655,811	$4,151,111
Downer EDI, Ltd.	812,446	3,076,730
Emeco Holdings, Ltd.	7,236,692	2,540,265
Iluka Resources, Ltd. *	1,527,241	3,910,194
Pacific Brands, Ltd.	7,591,519	4,774,462
PaperlinX, Ltd.	3,918,147	1,700,475

		20,153,237
Belgium - 2.04%
Barco NV *	155,160	5,313,776
Canada - 6.90%
ATS Automation Tooling Systems, Inc. *	670,760	2,715,603
Biovail Corp.	434,000	5,509,723
Canaccord Capital, Inc.	940,900	6,989,420
Dorel Industries, Inc., Class B	103,000	2,132,173
GSI Group, Inc. *	404,674	364,206
MDS, Inc. *	45,377	224,443
Mullen Group Ltd	600	7,408

		17,942,976
China - 4.03%
Bio-Treat Technology, Ltd. * (a)	6,890,612	265,143
People's Food Holdings, Ltd.	7,721,174	3,307,048
Sinotrans, Ltd., Class H	26,268,000	6,927,690

		10,499,881

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland - 3.69%
Amer Sports Oyj, A Shares (a)	484,044	$4,859,721
Elcoteq SE, A Shares *	167,981	207,702
Huhtamaki Oyj	435,136	4,527,900

		9,595,323
Germany - 1.16%
Jenoptik AG *	633,625	3,017,493
Hong Kong - 12.54%
AAC Acoustic Technology Holdings, Inc.	3,870,000	3,197,744
Dah Sing Financial Group	1,558,374	6,467,864
Fountain Set Holdings, Ltd.	9,725,425	870,165
Giordano International, Ltd.	15,908,365	3,412,790
Lerado Group Holding Company, Ltd.	10,873,682	926,168
Stella International Holdings, Ltd.	3,036,500	5,109,089
TCL Communication Technology
Holdings, Ltd. *	3,213,619	292,656
Texwinca Holdings, Ltd.	7,122,907	5,009,447
Travelsky Technology, Ltd., Class H	4,329,132	2,283,354
Weiqiao Textile Company, Ltd.	2,698,106	1,494,354
Yue Yuen Industrial Holdings, Ltd.	1,555,140	3,572,838

		32,636,469
Japan - 6.70%
Aiful Corp. (a)	279,200	893,470
ASICS Corp.	28,000	218,212
Descente, Ltd.	925,860	4,208,617
Meitec Corp.	89,411	1,212,713
Nichii Gakkan Company, Ltd. (a)	394,066	3,346,928
Sohgo Security Services Company, Ltd.	208,573	1,903,331
Takuma Company, Ltd.	1,098,000	2,321,688
USS Company, Ltd.	58,560	3,328,553

		17,433,512
Netherlands - 6.84%
Draka Holding NV *	253,906	3,313,031
Imtech NV	151,422	3,031,398
OPG Groep NV (a)	217,228	2,737,715
SBM Offshore NV	149,054	2,533,359
TKH Group NV	129,201	1,838,733
USG People NV *	339,355	4,353,912

		17,808,148
Norway - 1.32%
Tomra Systems ASA	870,020	3,427,991
Philippines - 0.15%
First Gen Corp. *	916,600	390,670
Singapore - 0.18%
Huan Hsin Holdings, Ltd. *	2,867,298	456,592
South Korea - 10.36%
Binggrae Company, Ltd.	67,030	2,400,886
Busan Bank	531,680	3,328,480
Daeduck Electronics Company, Ltd.	385,770	1,207,147
Daegu Bank	501,610	4,055,554
Halla Climate Control Company, Ltd.	599,380	5,223,370
Intops Company, Ltd.	98,675	1,841,159
People & Telecommunication, Inc. (a)	226,333	1,799,239
Sindo Ricoh Company, Ltd.	67,416	2,933,874

The accompanying notes are an integral part of the financial statements.
114

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Youngone Corp.	538,660	$4,161,634

		26,951,343
Spain - 1.57%
Sol Melia SA	728,233	4,086,734
Sweden - 1.29%
D. Carnegie & Company AB (e)(j)	739,376	0
Niscayah Group AB (a)	2,146,030	3,349,563

		3,349,563
Switzerland - 2.15%
Panalpina Welttransport Holding AG	35,015	2,421,141
Verwaltungs & Privat Bank AG	38,425	3,184,528

		5,605,669
Taiwan - 10.69%
Acbel Polytech, Inc.	4,472,000	2,635,239
D-Link Corp.	3,274,692	2,786,156
Giant Manufacturing Company, Ltd.	1,477,500	3,466,823
KYE System Corp.	3,335,897	2,780,760
Pihsiang Machinery Manufacturing Company,
Ltd.	2,496,000	4,685,028
Simplo Technology Company, Ltd.	591,960	2,559,962
Ta Chong Bank, Ltd. *	22,420,000	4,296,974
Taiwan Fu Hsing Industrial Company, Ltd.	2,481,000	1,256,213
Test-Rite International Company, Ltd.	6,795,403	3,360,007

		27,827,162
Thailand - 5.11%
Bank of Ayudhya PCL, Foreign Shares	11,119,000	3,795,642
Bank of Ayudhya PCL, NVDR	990,900	341,040
Glow Energy PCL	5,901,425	4,601,082
Siam City Bank PCL	5,741,400	2,326,012
Total Access Communication PCL	2,961,460	2,246,620

		13,310,396
United Kingdom - 7.69%
Bodycote PLC	1,020,665	2,336,546
Burberry Group PLC	629,859	3,933,181
Fiberweb PLC	2,378,750	2,036,373
Future PLC	5,260,036	1,541,146
Game Group PLC	1,247,705	3,453,786
Henderson Group PLC	3,166,390	4,197,112
Yule Catto & Company PLC	1,888,164	2,522,110

		20,020,254
United States - 2.06%
Steiner Leisure, Ltd. *	183,825	5,358,499

TOTAL COMMON STOCKS (Cost $318,739,891)		$245,185,688

RIGHTS - 0.37%
Australia - 0.37%
Pacific Brands, Ltd. (Expiration Date
06/04/2009, Strike Price AUD 0.60)	6,623,688	954,884

TOTAL RIGHTS (Cost $1,428,390)		$954,884

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 5.94%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$4,576,141	$4,576,142
Paribas Corp.
0.22% due 06/01/2009	10,880,000	10,880,000

TOTAL SHORT TERM INVESTMENTS
(Cost $15,456,141)		$15,456,142

Total Investments (International Small Cap Fund)
(Cost $335,624,422) - 100.52%		$261,596,714
Other assets and liabilities, net - (0.52)%		(1,353,209)

TOTAL NET ASSETS - 100.00%		$260,243,505

The portfolio had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assets):

Apparel & Textiles	11.99%
Banking	8.20%
Financial Services	5.17%
Computers & Business Equipment	4.32%
Industrial Machinery	4.23%

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.35%
Australia - 5.96%
Acrux, Ltd. *	23,000	$22,410
Adelaide Brighton, Ltd.	44,149	81,159
Aditya Birla Minerals, Ltd. *	40,783	18,462
Admiralty Resources NL *	399,847	9,416
AED Oil, Ltd. *	34,925	26,016
Aevum, Ltd.	36,814	28,028
AJ Lucas Group, Ltd.	13,180	25,017
Alchemia, Ltd. *	43,512	12,658
Alesco Corp., Ltd.	27,563	73,347
Alkane Resources, Ltd. *	7,000	1,861
Alliance Resources, Ltd. *	36,000	22,213
Alliance Resources, Ltd. *	1,788	1,117
Amadeus Energy, Ltd. *	46,767	11,647
Amalgamated Holdings, Ltd.	23,828	86,818
Andean Resources, Ltd. *	79,891	132,204
APA Group, Ltd	19,000	41,891
APN News & Media, Ltd.	68,035	71,832
Aquila Resources, Ltd. *	41,695	160,679
ARB Corp., Ltd.	16,596	47,474
Atlas Iron, Ltd. *	50,850	63,537
Ausdrill, Ltd.	48,551	34,281
Ausenco, Ltd.	20,669	61,445
Austal, Ltd.	37,191	76,014
Austar United Communications, Ltd. *	166,358	96,832
Austereo Group, Ltd.	68,999	75,277
Australian Agricultural Company, Ltd.	57,508	73,483
Australian Infrastructure Fund	81,176	110,705
Australian Pharmaceutical Industries, Ltd.	68,318	38,054
Australian Worldwide Exploration, Ltd. *	67,017	155,935

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Automotive Holdings Group, Ltd	11,804	$11,948
AVJennings, Ltd.	48,073	11,939
Avoca Resources, Ltd. *	43,450	62,595
AWB, Ltd.	75,717	72,295
Babcock & Brown Wind Partners, Ltd	166,952	168,511
Beach Petroleum, Ltd.	249,135	156,384
Becton Property Group	11,935	1,691
Bendigo Mining, Ltd. *	178,194	41,340
Biota Holdings, Ltd. *	39,986	45,158
Blackmores, Ltd.	2,329	29,734
Boom Logistics, Ltd.	54,447	14,224
Bradken, Ltd.	26,793	74,913
Brickworks, Ltd.	22,390	204,100
Brockman Resources, Ltd. *	29,655	24,683
Buru Energy, Ltd. *	31,633	5,710
Cabcharge Australia, Ltd.	20,341	103,161
Campbell Brothers, Ltd.	9,964	157,809
Candle Australia, Ltd.	19,623	8,267
Cardno, Ltd. (a)	23,287	59,192
Carnarvon Petroleum, Ltd. *	170,442	102,870
CBH Resources, Ltd. *	158,181	17,905
CEC Group, Ltd. *	8,875	993
Cellestis, Ltd.	15,855	37,291
Centamin Egypt, Ltd. *	113,331	154,122
Ceramic Fuel Cells, Ltd. *	126,217	15,715
Challenger Financial Services Group, Ltd.	81,817	133,082
Charter Hall Group, Ltd	137,391	47,736
Citadel Resource Group, Ltd. *	206,164	34,715
Citigold Corp., Ltd. *	151,498	20,670
Clinuvel Pharmaceuticals, Ltd. *	69,980	20,199
Clough, Ltd.	80,697	45,948
Coal of Africa, Ltd. * (a)	56,451	83,310
Cockatoo Coal, Ltd. *	88,688	33,490
Coeur d'Alene Mines Corp. *	3,660	57,971
Coffey International, Ltd.	16,002	25,932
Comdek, Ltd. *	9,069	5,292
Compass Resources NL *	15,577	1,871
ConnectEast Group	95,000	24,431
Consolidated Rutile, Ltd.	52,500	18,938
CopperCo, Ltd. *	173,658	6,954
Corporate Express Australia, Ltd.	30,364	79,617
Count Financial, Ltd.	44,540	46,386
Coventry Group, Ltd. *	4,500	3,822
Crane Group, Ltd.	15,638	121,709
Crescent Gold, Ltd. *	120,652	13,506
CuDeco, Ltd. *	25,525	73,201
Customers, Ltd. *	27,207	52,121
Deep Yellow, Ltd. *	341,154	104,244
Devine, Ltd.	55,419	21,327
Dominion Mining, Ltd.	15,905	62,273
Eastern Star Gas, Ltd. *	169,832	115,906
Emeco Holdings, Ltd.	143,215	50,272
Emitch, Ltd.	50,921	22,061
Energy Developments, Ltd.	45,482	54,010
Energy World Corp., Ltd. *	186,552	99,033

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Entertainment Media & Telecoms
Corporation, Ltd. *	26,746	$10,193
Envestra, Ltd.	275,907	104,432
Extract Resources, Ltd. *	22,986	101,391
Ferraus, Ltd. *	30,170	6,003
FKP Property Group, Ltd.	70,879	46,391
Fleetwood Corp., Ltd.	15,455	79,936
FlexiGroup, Ltd.	67,000	37,817
Flight Centre, Ltd.	15,759	93,385
Flinders Mines, Ltd. *	272,280	11,881
Forest Enterprises Australia, Ltd.	101,860	13,009
Fox Resources, Ltd. *	49,000	5,542
Funtastic, Ltd. *	33,265	4,268
Futuris Corp., Ltd.	235,162	47,549
Geodynamics, Ltd. *	56,620	51,280
Gindalbie Metals, Ltd. *	112,045	65,852
Giralia Resources NL *	63,474	33,892
Golden West Resources, Ltd. *	15,800	5,073
GrainCorp., Ltd. *	18,063	103,523
Grange Resources Corp., Ltd. *	20,914	10,064
GRD, Ltd.	54,499	17,970
Great Southern Plantations, Ltd.	47,114	4,528
GUD Holdings, Ltd.	13,336	65,671
Gunns, Ltd.	141,755	112,823
GWA International, Ltd.	44,041	85,240
Hastie Group, Ltd.	39,263	40,036
Healthscope, Ltd.	48,863	155,534
Heron Resources, Ltd. *	9,000	1,563
HFA Holdings, Ltd.	76,943	9,447
Hills Industries, Ltd.	54,208	66,137
Horizon Oil, Ltd. *	172,869	25,069
Housewares International, Ltd.	41,416	27,016
IBA Health, Ltd. *	198,695	106,275
IBT Education, Ltd.	64,328	141,630
iiNET, Ltd.	45,707	63,392
Imdex, Ltd.	41,654	15,737
Independence Group NL	25,263	79,182
Indophil Resources NL *	72,190	27,030
Industrea, Ltd.	171,666	30,560
Infomedia, Ltd.	87,333	20,278
Innamincka Petroleum, Ltd. *	35,386	6,116
Intrepid Mines, Ltd. *	121,756	33,190
Invocare, Ltd.	24,152	103,895
IOOF Holdings, Ltd.	26,609	83,073
Iress Market Technology, Ltd.	22,352	125,865
Jabiru Metals, Ltd. *	30,000	7,176
JB Hi-Fi, Ltd.	11,526	116,205
Kagara Zinc, Ltd. *	47,616	46,126
Karoon Gas Australia, Ltd. *	18,847	106,838
Kimberley Metals, Ltd. *	16,629	1,838
Kings Minerals NL *	37,728	3,647
Kingsgate Consolidated, Ltd. *	19,704	96,007
Linc Energy, Ltd. *	39,427	66,966
Lynas Corp, Ltd. *	195,371	76,798
MAC Services Group, Ltd	14,408	13,160
MacArthur Coal, Ltd.	24,217	106,448

The accompanying notes are an integral part of the financial statements.
116

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Macmahon Holdings, Ltd.	156,391	$44,576
Macquarie Media Group, Ltd.	54,334	63,311
Mantra Resources, Ltd. *	2,000	5,217
Marion Energy, Ltd. *	54,928	16,322
Maxitrans Industries, Ltd.	90,065	17,456
McGuigan Simeon Wines, Ltd. *	35,945	8,210
McPherson's, Ltd.	18,009	18,503
Melbourne IT, Ltd.	27,191	37,051
MEO Australia, Ltd. *	115,196	11,089
Mermaid Marine Australia, Ltd.	51,871	68,583
Metals X, Ltd. *	128,000	11,334
Minara Resources, Ltd. *	52,139	27,095
Mincor Resources NL	54,880	59,546
Mineral Deposits, Ltd. *	137,144	76,874
Mineral Resources, Ltd.	19,193	53,947
Mirabela Nickel, Ltd. *	18,896	36,702
Molopo Australia, Ltd. *	35,633	31,512
Moly Mines, Ltd. *	23,306	7,106
Monadelphous Group, Ltd.	16,397	132,068
Mortgage Choice, Ltd.	19,081	13,161
Mosaic Oil NL *	67,228	8,086
Mount Gibson Iron, Ltd. *	151,507	94,974
Murchison Metals, Ltd. *	35,041	45,309
Nexus Energy, Ltd. *	164,231	40,117
Nido Petroleum, Ltd. *	256,103	31,867
Nomad Building Solutions, Ltd.	17,217	6,687
Oakton, Ltd.	15,760	21,034
Otto Energy, Ltd. *	245,691	15,206
Pacific Brands, Ltd.	174,508	109,752
Pan Australian Resources, Ltd. *	353,715	103,768
Pan Australian Resources, Ltd. *	82,358	25,725
Pan Pacific Petroleum NL *	67,247	17,317
PaperlinX, Ltd.	149,977	65,090
Peet & Company, Ltd.	47,342	59,261
Peptech, Ltd. *	60,402	67,566
Perilya, Ltd. *	22,845	8,174
Perpetual Trust of Australia, Ltd.	4,327	98,940
Perseus Mining, Ltd. *	50,479	36,051
Petsec Energy, Ltd. *	36,147	8,473
Pharmaxis, Ltd. *	50,510	105,272
Photon Group, Ltd.	14,016	14,945
Platinum Australia Ltd *	49,395	45,333
PMP, Ltd.	84,363	27,738
Port Bouvard, Ltd. *	14,000	4,568
Poseidon Nickel, Ltd. *	47,198	7,792
Premier Investments, Ltd.	8,238	35,376
Prime Retirement & Aged Care Property Trust *	44,376	3,417
Prime Television, Ltd.	15,587	7,121
Primelife Corp., Ltd.	66,564	6,149
Programmed Maintenance Services, Ltd.	32,546	65,248
pSivida Corp. *	2,379	3,950
RCR Tomlinson, Ltd.	22,598	7,832
Realestate.com.au, Ltd. *	2,110	9,399
Reckon, Ltd.	37,302	37,354
Redflex Holdings, Ltd.	29,562	59,254
Resolute Mining, Ltd. *	43,345	24,360

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Reverse Corp., Ltd.	22,464	$11,425
Ridley Corp., Ltd.	56,940	35,234
Riversdale Mining, Ltd. *	33,818	176,826
Roc Oil Company, Ltd. *	116,744	58,122
SAI Global, Ltd.	33,038	71,147
Salinas Energy, Ltd. *	105,014	7,292
Sally Malay Mining, Ltd.	55,567	91,915
Salmat, Ltd.	25,789	76,468
Sedgman, Ltd.	9,796	7,702
Seek, Ltd.	49,060	161,591
Select Harvests, Ltd.	7,043	14,693
ServCorp, Ltd.	13,939	31,827
Service Stream, Ltd.	5,752	1,800
Seven Network, Ltd. *	27,223	120,577
Sigma Pharmaceuticals, Ltd.	197,103	158,458
Silex Systems, Ltd. *	26,129	123,706
Sino Strategic International, Ltd. *	11,948	5,933
Sirtex Medical, Ltd. *	11,366	27,573
Skilled Group, Ltd.	15,185	15,670
SMS Management & Technology, Ltd.	12,633	31,911
SP Telemedia, Ltd.	63,587	19,936
Specialty Fashion Group, Ltd.	51,331	17,277
Sphere Investments Ltd *	18,205	8,233
Spotless Group, Ltd.	48,696	74,865
St. Barbara, Ltd. *	137,516	28,067
Straits Resources, Ltd. *	61,211	83,380
Strike Resources, Ltd. *	22,520	7,598
STW Communications Group, Ltd.	36,346	15,188
Sundance Resources, Ltd. *	344,338	34,853
Sunland Group, Ltd.	74,292	36,053
Super Cheap Auto Group, Ltd.	17,728	48,479
Swick Mining Services, Ltd. *	28,000	8,750
Talent2 International, Ltd.	6,000	3,106
Tamaya Resources, Ltd. * (a)	219,476	2,461
Tap Oil, Ltd. *	40,556	35,882
Tassal Group, Ltd.	32,997	58,917
Technology One, Ltd.	46,859	28,635
Ten Network Holdings, Ltd.	99,034	79,127
Terramin Australia, Ltd. *	14,500	8,883
TFS Corp., Ltd.	53,876	44,959
Thakral Holdings Group, Ltd.	137,513	24,280
The Reject Shop, Ltd.	8,900	79,308
Tower Australia Group, Ltd.	75,112	159,542
Tox Free Solutions, Ltd. *	16,000	22,627
Transfield Services Infrastructure Fund	65,590	57,395
Transfield Services, Ltd.	45,115	94,376
Transpacific Industries Group, Ltd.	2,950	4,253
Troy Resources NL	18,408	23,294
United Minerals Corp. *	26,754	19,673
UXC, Ltd.	55,945	18,469
Village Roadshow, Ltd.	27,228	22,601
Virgin Blue Holdings, Ltd. *	29,257	6,586
Vision Group Holdings, Ltd.	12,357	6,718
Watpac, Ltd. (a)	43,044	33,886
Wattyl, Ltd.	18,165	6,192
WDS, Ltd.	23,751	27,939

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Webster, Ltd.	30,574	$16,071
West Australian Newspapers Holdings, Ltd. (a)	12,000	38,707
Western Areas NL *	19,736	75,614
White Energy Company, Ltd. *	20,704	26,126
Whitehaven Coal, Ltd.	26,881	63,550
WHK Group, Ltd.	56,586	44,861
Wide Bay Australia, Ltd.	5,746	29,933
Windimurra Vanadium, Ltd. *	26,928	3,666
Wotif.com Holdings, Ltd.	19,783	70,211

		12,560,901
Austria - 0.77%
Agrana Beteiligungs AG	892	70,870
Andritz AG	4,647	189,470
A-TEC Industries AG *	4,140	54,551
Austrian Airlines AG * (a)	1,351	7,659
BetandWin.com Interactive Entertainment AG *	3,315	134,447
BWT AG	1,398	30,408
Constantia Packaging AG	1,971	70,750
EVN AG	2,879	50,607
Flughafen Wien AG	3,516	136,053
Frauenthal Holdings AG *	2,607	23,418
Intercell AG *	4,221	127,161
Lenzing AG	262	61,155
Mayr-Melnhof Karton AG	917	80,877
Oesterreichische Post AG	4,024	117,610
Palfinger AG	4,482	70,986
RHI AG *	2,919	53,476
Rosenbauer International AG	1,472	61,872
S&T System Integration & Technology
Distribution AG *	541	7,844
Schoeller-Bleckmann Oilfield Equipment AG	3,462	128,399
Uniqa Versicherungen AG	5,704	118,601
Warimpex Finanz- und Beteiligungs AG	3,221	9,241
Wolford AG	1,578	22,585

		1,628,040
Belgium - 1.09%
Ackermans & Van Haaren NV (a)	2,716	174,739
Agfa Gevaert NV *	23,899	73,278
Banque Nationale de Belgique	47	158,871
Barco NV *	3,889	133,187
Bekaert SA	2,018	205,433
Compagnie d'Entreprises (CFE)	2,678	123,549
Compagnie Immobiliere de Belgique SA *	645	16,427
Compagnie Maritime Belge SA	2,799	86,381
Deceuninck NV *	4,147	13,106
Devgen *	2,298	22,756
Duvel Moortgat SA	873	50,573
Econocom Group SA	5,040	35,144
Elia System Operator SA/NV (a)	3,003	111,466
Euronav NV	7,637	127,991
EVS Broadcast Equipment SA	1,283	62,375
Exmar NV	4,863	58,082
Image Recognition Integrated Systems	78	4,807
International Brachytherapy SA *	5,699	28,276
Ion Beam Applications SA	4,206	37,339

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Kinepolis Group NV	391	$12,273
Lotus Bakeries SA	34	13,537
Melexis NV	4,995	33,735
Omega Pharma SA	3,818	121,365
Recticel SA	3,266	15,252
Roularta Media Group NV	668	15,197
SA D'Ieteren Trading NV	498	102,215
Sapec SA	305	31,359
Sioen Industries NV	1,985	10,590
Sipef SA	1,700	75,573
Telenet Group Holding NV *	10,072	200,707
Tessenderlo Chemie NV	2,408	81,542
Van De Velde NV	1,407	52,949

		2,290,074
Canada - 7.05%
20-20 Technologies, Inc. *	6,400	12,310
Absolute Software Corp. *	12,800	57,332
Aecon Group, Inc.	13,800	149,155
AGF Management, Ltd.	8,493	102,297
Akita Drilling, Ltd.	2,900	19,922
Alamos Gold, Inc. *	14,960	133,602
Alberta Clipper Energy, Inc. *	19,300	13,082
Alexco Resource Corp. *	5,500	11,688
Allen-Vanguard Corp. *	12,747	1,518
Altius Minerals Corp. *	6,200	41,229
Amerigo Resources, Ltd.	22,400	7,899
Anderson Energy, Ltd. *	20,300	17,106
Angiotech Pharmaceuticals, Inc. *	20,094	36,627
Antrim Energy, Inc. *	29,900	20,540
Anvil Mining, Ltd. *	20,649	25,912
Aquiline Resources, Inc. *	15,500	33,364
Argosy Energy, Inc. *	1,723	2,288
Astral Media, Inc.	7,081	200,674
Atrium Innovations, Inc. *	4,200	54,012
ATS Automation Tooling Systems, Inc. *	16,823	68,109
Augusta Resource Corp. *	17,500	36,547
Aurizon Mines, Ltd. *	17,846	79,116
Axia NetMedia Corp. *	9,200	12,050
B2Gold Corp. *	14,147	10,884
Baffinland Iron Mines Corp. *	24,800	9,541
Baja Mining Corp. *	16,100	7,079
Ballard Power Systems, Inc. *	21,400	40,183
Bankers Petroleum, Ltd. *	43,086	87,612
Bellus Health, Inc. *	3,500	882
Bioms Medical Corp. *	21,000	75,017
Bioteq Environment Technologies, Inc. *	11,100	5,999
Birch Mountain Resources, Ltd. *	11,200	513
Birchcliff Energy, Ltd. *	10,153	58,588
BNK Petroleum, Inc. *	12,925	4,499
Boralex, Inc., Class A *	9,100	58,763
Breaker Energy, Ltd., Class A *	8,800	37,481
Breakwater Resources, Ltd. *	63,300	16,814
Calfrac Well Services, Ltd.	7,700	90,418
Calvalley Petroleums, Inc., Class A *	15,977	23,708
Canaccord Capital, Inc.	9,300	69,084
Canada Bread Company, Ltd.	3,340	125,432

The accompanying notes are an integral part of the financial statements.
118

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Canadian Hydro Developers, Inc. *	39,880	$112,873
Canadian Royalties, Inc. *	24,900	7,755
Canadian Western Bank	13,677	180,397
Canam Group, Inc., Class A	15,300	103,845
Candax Energy, Inc. *	82,101	9,400
Canfor Corp. *	19,401	99,693
Cangene Corp. *	6,400	31,714
CanWest Global Communications Corp. *	15,050	2,895
Capstone Mining Corp. *	17,200	36,550
Cardiome Pharma Corp. *	18,800	77,490
Carpathian Gold, Inc. *	20,000	4,946
Cascades, Inc.	24,850	104,703
Catalyst Paper Corp. *	54,263	5,467
CCL Industries, Inc., Class B	5,827	116,460
CE Franklin, Ltd. *	2,786	15,796
Celestica, Inc. *	27,901	182,727
Celtic Exploration, Ltd. *	3,946	58,119
Chariot Resources, Ltd. *	40,500	8,532
Clarke, Inc.	10,800	25,028
Claude Resources, Inc. *	35,700	29,103
Coalcorp Mining, Inc. *	33,771	5,568
Cogeco Cable, Inc.	5,100	126,128
COM DEV International, Ltd. *	14,900	48,586
Comaplex Minerals Corp. *	5,776	22,273
Compton Petroleum Corp. *	33,118	44,895
Connacher Oil & Gas, Ltd. * (a)	71,923	71,808
Constellation Software, Inc.	2,100	62,707
Corby Distilleries, Ltd.	7,022	106,705
Corridor Resources, Inc. *	24,300	47,632
Corus Entertainment, Inc., Class B	10,707	155,444
Cott Corp. *	20,400	119,588
Crew Energy, Inc. *	18,023	99,050
Crew Gold Corp. *	1,862	1,279
Crystallex International Corp. *	43,800	11,434
Dalsa Corp.	6,700	34,981
Delphi Energy Corp. *	30,700	31,213
Denison Mines Corp. *	59,616	115,218
Descartes Systems Group, Inc. *	10,100	39,780
Detour Gold Corp. *	3,650	45,368
Divestco, Inc. *	2,800	1,013
Dorel Industries, Inc., Class B	6,836	141,510
Dundee Precious Metals, Inc. *	17,200	31,194
DundeeWealth, Inc.	12,076	85,503
Eastern Platinum, Ltd. *	203,624	104,446
Endeavour Silver Corp. *	6,200	13,573
Enghouse Systems, Ltd.	1,100	7,154
Entree Gold, Inc. *	31,600	37,338
Equinox Minerals, Ltd. *	69,745	172,486
Equitable Group, Inc.	4,400	70,207
Etruscan Resources, Inc. *	15,700	4,746
European Goldfields, Ltd. *	15,219	46,281
Evertz Technologies, Ltd.	5,801	85,547
Exco Technologies, Ltd.	7,900	8,104
Exfo Electro Optical Engineering, Inc. *	912	4,269
Fairborne Energy, Ltd. *	21,600	90,218
Farallon Resources, Ltd. *	70,400	21,280

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
First Nickel, Inc. *	30,500	$3,632
Flint Energy Services, Ltd. *	13,600	135,284
FNX Mining Company, Inc. *	9,825	60,745
Forsys Metals Corp. *	15,300	77,639
Forzani Group, Ltd., Class A	9,900	125,501
Fraser Papers, Inc. *	4,800	1,033
Fronteer Development Group, Inc. *	22,680	84,966
Galleon Energy, Inc. *	20,050	93,111
Garda World Security Corp. *	7,700	25,743
Gennum Corp.	9,858	47,224
Gluskin Sheff & Associates, Inc.	2,500	32,677
Golden Star Resources, Ltd. * (a)	53,518	123,531
Grande Cache Coal Corp. *	30,900	42,172
Great Basin Gold, Ltd. *	65,400	102,436
Great Canadian Gaming Corp. *	19,450	93,531
Grey Wolf Exploration, Inc. *	8,500	5,684
Greystar Resources, Ltd. *	4,600	15,505
Guyana Goldfields, Inc. *	10,700	42,633
Hanfeng Evergreen, Inc. *	13,500	91,504
Harry Winston Diamond Corp.	18,800	124,157
Heroux-Devtek, Inc. *	6,800	26,534
High River Gold Mines, Ltd. *	94,050	18,521
Highpine Oil & Gas, Ltd. *	21,142	91,598
Home Capital Group, Inc.	6,182	183,804
HudBay Minerals, Inc. *	21,392	157,146
Hydrogenics Corp. *	21,000	12,118
Imax Corp. *	1,500	11,198
Imperial Metals Corp. *	6,500	23,220
Industrial Alliance Insurance and Financial
Services, Inc.	7,288	175,032
Intermap Technologies Corp., Class A *	7,800	12,860
International Forest Products, Ltd., Class A *	10,250	24,129
International Royalty Corp.	24,000	89,691
Intertape Polymer Group, Inc. *	9,300	11,074
Iteration Energy, Ltd. *	57,560	73,812
Ivanhoe Energy, Inc. *	51,200	83,477
Jinshan Gold Mines, Inc. *	34,900	23,975
Kaboose, Inc. *	44,000	24,181
Kimber Resources, Inc. *	1,750	1,138
Kingsway Financial Services, Inc.	19,200	53,815
Kirkland Lake Gold, Inc. *	14,900	129,791
Labopharm, Inc. *	12,200	22,573
Lake Shore Gold, Corp. *	50,500	110,552
Laramide Resources, Ltd. *	11,900	20,928
Laurentian Bank of Canada	2,691	78,234
Le Chateau, Inc.	4,700	42,189
Leon's Furniture, Ltd.	6,709	59,608
Linamar Corp.	12,009	84,918
MacDonald Dettwiler & Associates, Ltd. *	4,105	104,529
Mahalo Energy, Ltd. *	12,900	236
Major Drilling Group International	6,900	109,970
Maple Leaf Foods, Inc.	14,594	112,555
March Networks Corp. *	7,500	24,731
Martinrea International, Inc. *	21,300	95,013
Maxim Power Corp. *	10,800	25,720
MDS, Inc. *	23,168	114,593

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Mega Brands, Inc. *	14,500	$5,047
Mega Uranium, Ltd. *	26,600	50,435
Methanex Corp.	12,867	153,921
Migao Corp. *	9,400	69,569
Miranda Technologies, Inc. *	4,000	16,780
Mosaid Technologies, Inc.	4,400	53,521
Neo Material Technologies, Inc. *	15,700	23,009
Norbord, Inc. *	26,000	38,104
North American Palladium, Ltd. *	12,650	33,834
Northgate Minerals Corp. *	58,004	140,262
Nova Chemicals Corp.	29,069	167,212
NuVista Energy, Ltd. *	16,157	156,871
Oncolytics Biotech, Inc. *	10,923	19,410
Orvana Minerals, Corp. *	48,020	32,548
Osisko Mining Corp. *	1,597	10,400
Paladin Labs, Inc. *	3,300	59,547
Pan American Silver Corp. *	12,600	295,221
Paramount Resources, Ltd. *	12,700	83,523
Pason Systems, Inc.	6,895	59,366
Pelangio Exploration, Inc. *	14,200	2,992
Petaquilla Minerals Company, Ltd. *	29,100	16,792
Petrolifera Petroleum, Ltd. *	7,550	16,597
Platinum Group Metals, Ltd. *	11,200	13,952
Points International, Ltd. *	16,500	7,557
Polymet Mining Corp. *	35,100	45,332
Progress Energy Resources Corp.	25,155	246,078
ProspEx Resources, Ltd. *	8,365	5,593
Pulse Data, Inc.	15,318	17,538
QLT, Inc. *	22,800	49,913
Quadra Mining, Ltd. *	19,900	141,082
Quebecor, Inc.	8,501	148,957
Quest Capital Corp.	50,300	55,287
Reitman's Canada, Ltd., Class A	5,776	67,984
Resin Systems, Inc. *	36,820	14,502
Resverlogix Corp. *	5,300	12,865
Richelieu Hardware, Ltd.	5,700	87,869
Rock Energy, Inc. *	373	581
RONA, Inc. *	13,109	150,092
Rubicon Minerals Corp. *	21,100	51,989
Russel Metals, Inc. (a)	6,737	88,860
Samuel Manu-Tech, Inc.	3,200	12,310
Savanna Energy Services Corp.	13,368	74,080
Sceptre Investment Counsel, Ltd.	7,200	33,898
Scorpio Mining Corp. *	22,600	7,866
Semafo, Inc. *	42,000	96,176
ShawCor, Ltd., Class A	6,731	126,081
Shore Gold, Inc. *	400	205
Sierra Wireless, Inc. *	9,350	60,635
Silver Standard Resources, Inc. *	9,591	227,355
Silvercorp Metals, Inc.	38,694	125,465
Softchoice Corp.	2,000	7,328
Stantec, Inc. *	5,068	131,789
Starfield Resources, Inc. *	52,500	11,060
Stella-Jones, Inc.	2,100	46,241
Storm Cat Energy Corp. *	2,400	88
Storm Exploration, Inc. *	9,200	113,509

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Stornoway Diamond Corp. *	44,100	$6,059
SunOpta, Inc. *	17,900	31,972
SXC Health Solutions Corp. *	4,200	103,755
Tanzanian Royalty Exploration Corp. *	17,900	63,943
Taseko Mines, Ltd. *	39,900	69,439
Tembec, Inc. *	7,330	4,767
The Churchill Corp. *	2,800	30,366
Theratechnologies, Inc. *	12,198	30,725
Thompson Creek Metals Company, Inc. *	13,797	130,040
Timminco, Ltd. * (a)	12,400	17,037
TLC Vision Corp. *	13,700	4,141
Toromont Industries, Ltd. *	7,593	158,502
Torstar Corp., Class B	19,400	88,848
Transcontinental, Inc., Class A	14,665	104,102
Transglobe Energy Corp. *	16,600	44,855
Transition Therapeutics, Inc. *	4,900	20,017
Treasury Metals, Inc. *	3,131	746
Trican Well Service, Ltd.	18,100	160,649
Trinidad Drilling, Ltd.	19,200	99,363
Tristar Oil & Gas, Ltd. *	14,589	151,937
Tundra Semiconductor Corp. *	2,300	13,125
Turnkey E&P, Inc. *	1,100	5
Uex Corp. *	35,200	45,139
Uni-Select, Inc. *	4,200	107,717
Uranium One, Inc. *	55,113	111,059
Uranium Participation Corp. *	19,758	141,523
Ur-Energy, Inc. *	10,200	11,305
Vecima Networks, Inc. *	5,621	24,971
Vector Aerospace Corp. *	2,100	10,291
Verenex Energy, Inc. *	8,500	70,071
Vero Energy, Inc. *	6,700	23,443
Vitran Corp., Inc. *	300	2,424
Wesdome Gold Mines, Ltd.	17,100	30,386
West Energy, Ltd. *	23,625	45,876
West Fraser Timber Company, Ltd.	3,755	99,950
Western Canadian Coal Corp. *	25,500	35,503
Western Financial Group, Inc.	10,800	18,598
Westport Innovations, Inc. *	7,700	44,715
Wi-LAN, Inc. *	27,400	46,932
Winpak, Ltd.	9,900	55,496
Xceed Mortgage Corp. *	1,800	1,995
Xtreme Coil Drilling Corp. *	6,548	26,690
Zarlink Semiconductor, Inc. *	200	93
ZCL Composites, Inc.	5,200	18,766

		14,841,973
Denmark - 0.90%
ALK-Abello A/S	1,064	83,679
Alm. Brand Skadesforsikring A/S *	3,700	75,618
Amagerbanken A/S *	3,400	45,566
Ambu A/S	800	12,933
Auriga Industries (a)	3,093	58,426
Bang & Olufsen AS, Series B	6,300	53,256
Bavarian Nordic A/S *	1,260	48,172
BoConcept Holding A/S	75	1,286
Bonusbanken A/S *	7,500	499
Brodrene Hartmann A/S *	900	13,782

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Brondbyernes IF Fodbold A/S *	1,244	$7,951
Capinordic A/S *	9,300	4,795
Dalhoff Larsen & Horneman A/S, Series B *	2,500	9,813
Dantherm A/S *	800	4,575
Det Ostasiatiske Kompagni AS	3,066	102,817
DFDS A/S *	745	45,313
DiBa Bank A/S *	550	7,424
Fionia Bank A/S *	1,250	7,594
Fluegger A/S, Series B	300	13,018
GN Store Nord A/S *	12,589	54,002
Greentech Energy Systems A/S *	13,500	58,007
Gronlandsbanken *	20	1,584
H&H International A/S *	280	20,044
Harboes Bryggeri A/S	1,900	46,889
IC Companys A/S	3,450	72,943
Jeudan A/S	650	54,936
Maconomy Corp. *	1,500	1,925
NeuroSearch A/S *	4,338	84,349
Nordjyske Bank A/S *	1,190	28,591
Ostjydsk Bank A/S *	190	14,099
Parken Sport & Entertainment A/S *	610	61,468
PER Aarsleff A/S	600	67,309
Pharmexa A/S *	10,600	1,693
Ringkjoebing Landbobank A/S *	797	74,506
Roskilde Bank A/S * (e)(j)	495	0
Royal Unibrew A/S *	1,200	18,049
Sanistal A/S, Series B *	250	5,154
Satair A/S	1,000	27,203
Schouw & Company A/S, Series B	4,900	92,668
SimCorp A/S	551	91,604
Sjaelso Gruppen A/S *	5,500	30,345
Solar Holdings A/S	900	39,659
Spar Nord Bank A/S *	9,818	101,716
Sparbank Vest A/S *	275	5,575
Sydbank AS *	4,119	88,955
Thrane & Thrane A/S	800	25,342
TK Development A/S *	12,600	69,611
TopoTarget A/S *	15,000	12,590
Vestjysk Bank A/S *	3,600	57,438

		1,904,771
Finland - 2.25%
Ahlstrom OYJ	995	8,889
Aldata Solution Oyj *	13,900	9,698
Alma Media Oyj	11,810	83,526
Amer Sports Oyj, A Shares (a)	15,352	154,132
Aspo Oyj	4,950	41,097
Atria PLC	4,565	60,383
BasWare Oyj	299	4,656
Cargotec Corp. Oyj, B Shares	7,834	131,516
Comptel PLC	20,738	24,139
Cramo Oyj, Series B	5,674	61,794
Digia PLC	2,622	7,327
Elcoteq SE, A Shares *	5,952	7,359
Elektrobit Corp. *	9,773	8,479
Elisa Oyj, Class A	16,633	247,341
Etteplan Oyj	276	1,144

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Finnair Oyj *	12,756	$79,953
Finnlines Oyj *	6,400	57,994
Fiskars Corp.	6,906	86,616
F-Secure Oyj	27,788	99,137
HK Ruokatalo Oyj, Series A	6,090	68,260
Huhtamaki Oyj	9,309	96,867
Ilkka-Yhtyma Oyj	1,073	10,654
KCI Konecranes Oyj	7,861	189,300
Kemira Oyj (a)	13,832	149,857
Kesko Oyj	7,779	225,430
Lannen Tehtaat Oyj	1,246	21,812
Lassila & Tikanoja Oyj	9,284	156,739
Lemminkainen Oyj	2,350	65,320
M-real Oyj, Series B *	51,438	45,948
Olvi Oyj, Series A	2,000	47,381
Oriola-KD Oyj	22,667	76,068
Orion Oyj, Series A	11,644	191,393
Orion Oyj, Series B	12,373	201,621
Outokumpu Oyj	2,109	42,316
Outotec Oyj	7,821	198,170
PKC Group Oyj	5,756	31,475
Pohjola Bank PLC	14,532	112,079
Ponsse Oyj	2,415	13,076
Poyry Oyj	10,673	140,401
Raisio Oyj (a)	33,851	91,793
Ramirent Oyj	21,264	129,175
Rapala VMC Oyj	617	3,581
Rautaruukki Oyj	3,109	70,698
Ruukki Group Oyj *	42,123	97,278
Sanoma WSOY Oyj	9,611	153,803
Scanfil Oyj	3,082	8,928
Stockmann Oyj Abp, Series A	1,949	43,435
Stockmann Oyj Abp, Series B (a)	6,604	140,504
Talentum Oyj	2,462	6,355
Tecnomen Oyj	21,184	32,468
Teleste Oyj	1,377	6,672
TietoEnator Oyj	13,965	201,560
Uponor Oyj	12,147	158,350
Vacon Oyj	2,844	91,516
Vaisala Oyj, Series A	2,677	98,295
YIT Oyj	14,717	155,961

		4,749,719
France - 4.46%
Ales Groupe SA	1,081	14,986
Alten SA *	4,916	85,745
Altran Technologies SA *	34,473	118,260
April Group SA	1,609	58,858
Arkema *	5,678	156,144
Assystem SA	4,109	30,315
Atos Origin SA	7,703	260,069
Audika SA (a)	1,625	42,159
Avanquest Software SA *	1,218	4,312
Bacou Dalloz SA	1,693	75,890
Beneteau SA (a)	3,926	53,802
BioMerieux SA	158	13,677
Boiron SA	1,874	55,965

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Bonduelle SCA	961	$78,636
Bongrain SA *	2,010	109,452
Bourbon SA	4,596	205,418
Bull SA *	11,140	32,986
Canal Plus SA	16,823	116,544
Carbone Lorraine SA	1,610	46,972
Cegedim SA *	323	21,902
Cegid SA	1,808	28,522
Club Mediterranee SA * (a)	5,220	75,943
Compagnie Plastic Omnium SA	2,137	25,800
Delachaux SA	1,563	95,880
EDF Energies Nouvelles, SA	4,742	222,023
Electricite de Strasbourg SA	366	56,441
Esso SAF	925	123,765
Etablissements Maurel et Prom SA	9,991	174,154
Etam Developpement SA	1,728	34,225
Euler Hermes SA (a)	3,247	223,919
Euro Disney SCA *	5,771	30,610
Exel Industries SA	185	6,772
Faurecia * (a)	7,645	74,211
Financiere Marc de Lacharriere SA (Fimalac)	2,123	110,174
Fleury Michon SA	344	13,865
Gaumont SA	589	30,723
Gemalto NV *	8,005	265,127
GFI Informatique SA *	13,516	58,191
GIFI	620	29,756
GL Events SA *	2,064	40,298
Groupe Open SA	2,447	21,518
Groupe Steria SA	7,290	146,787
Guerbet SA	558	91,367
Guyenne & Gascogne SA	1,224	108,626
Havas SA	40,771	109,198
Imerys SA * (a)	1,279	52,490
Imerys SA * (a)	3,746	160,680
Infogrames Entertainment SA *	4,900	34,021
Ingenico SA	7,280	151,745
Ipsos SA	4,995	124,416
Kaufman & Broad SA	1,176	23,526
Korian	2,594	60,911
Lafuma SA *	424	5,131
Laurent-Perrier SA	996	57,195
Lectra SA *	6,134	19,612
Lisi SA	1,002	45,337
LVL Medical Groupe SA *	3,125	66,521
M6-Metropole Television (a)	8,737	173,361
Maisons France Confort SA	709	22,114
Manitou BF SA	4,367	50,847
Manutan SA	1,304	59,040
Marseill Tunnel Prado-Carena	219	7,303
Montupet SA	553	2,470
Mr. Bricolage SA *	1,756	33,677
Naturex	382	12,818
Neopost SA	3,443	287,370
Nexans SA (a)	5,084	281,656
Nexity SA (a)	5,346	184,254
Norbert Dentressangle SA	1,107	44,114

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
NRJ Group	8,402	$54,258
Orco Property Group SA *	1,119	10,525
Orpea SA *	2,078	91,152
Parrot SA *	1,593	13,319
Penauille Polyservices SA	35,222	83,485
Pierre & Vacances SA	1,327	90,840
Pinguely-Haulotte SA *	2,723	19,089
Radiall SA	349	21,297
Rallye SA	1,670	45,047
Remy Cointreau SA	2,399	84,863
Rexel SA	22,387	224,025
Rhodia SA *	20,440	191,283
Robertet SA	258	25,574
Rubis SA	2,109	142,645
Saft Groupe SA *	3,605	151,215
Samse SA	317	26,202
SEB SA	5,046	202,142
Sechilienne-Sidec SA	1,879	63,608
Silicon-On-Insulator Technologies SA *	19,448	136,322
Societe BIC SA (a)	2,951	162,309
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	60,628
Societe Industrielle D'Aviations Latecoere SA *	552	3,054
Somfy SA	554	94,242
Sopra Group SA	1,600	60,098
Spir Communication SA *	493	10,209
SR Teleperformance SA	5,607	165,420
Stallergenes SA	813	54,666
Stef-TFE Group	2,575	108,368
Sucriere de Pithiviers-Le-Vieil SA	73	51,686
Synergie SA	1,224	24,223
Tessi SA	206	11,384
Theolia SA *	7,086	31,491
Toupargel-Agrigel SA	936	22,535
Trigano SA	2,853	30,337
UbiSoft Entertainment SA *	9,538	194,116
Union Financiere de France Banque SA	725	27,148
Valeo SA	8,209	162,940
Viel & Compagnie SA	9,385	31,932
Vilmorin & Compagnie SA	1,096	97,244
Virbac SA	1,389	108,039
VM Materiaux SA *	579	32,389
Vranken-Pommery Monopole Group SA	721	23,693
Wendel	6,049	259,374
Zodiac SA	4,613	149,946

		9,394,958
Germany - 4.35%
Aareal Bank AG *	8,830	100,228
Adlink Internet Media AG *	2,151	11,812
ADVA AG Optical Networking *	10,567	20,045
Aixtron AG (a)	15,670	185,490
Amadeus Fire AG	724	11,174
Augusta Technologie AG	2,266	24,081
Baader Wertpapierhandelsbank AG	12,306	41,892
Balda AG *	3,189	3,802
Bauer AG	3,054	132,505

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Beate Uhse AG *	8,223	$8,178
Bechtle AG	3,518	64,664
Bertrandt AG	519	10,822
Bilfinger Berger AG (a)	5,150	256,981
Biotest AG	1,095	55,836
Boewe Systec AG *	1,342	10,142
Borussia Dortmund GMBH & Company KGAA *	20,750	27,637
Carl Zeiss Meditec AG	7,343	94,102
Cenit AG	2,140	13,641
Centrotec Sustainable AG *	2,162	24,173
Cewe Color Holding AG	1,320	42,497
Comdirect Bank AG	7,971	58,777
Conergy AG *	21,120	20,975
Constantin Medien AG *	17,451	51,921
Constantin Medien AG *	1,745	5,156
CropEnergies AG *	4,847	19,719
CTS Eventim AG	2,979	110,705
Curanum AG	4,385	20,987
D Logistics AG *	17,468	30,483
DAB Bank AG	4,358	17,621
Data Modul AG	850	10,170
Demag Cranes AG	2,393	58,611
Deutsche Wohnen AG *	5,958	95,007
Deutz AG *	22,110	97,099
Douglas Holding AG (a)	3,551	146,404
Drillisch AG	6,749	17,920
Duerr AG	2,766	48,277
DVB Bank AG	110	3,701
Elexis AG	1,550	17,910
ElringKlinger AG (a)	6,772	125,379
Escada AG *	2,739	11,106
Evotec AG *	32,378	33,911
Fielmann AG	1,424	93,768
Freenet AG *	15,902	141,508
Fuchs Petrolub AG	1,810	105,411
Gerresheimer AG	7,089	164,114
Gerry Weber International AG	3,162	75,184
Gesco AG	829	50,049
GFK AG	3,140	70,599
GFT Technologies AG *	6,130	19,923
Gildemeister AG	10,914	106,329
GPC Biotech AG *	5,604	10,334
Grammer AG *	1,905	14,433
Grenkeleasing AG	1,594	60,418
Hawesko Holding AG	1,432	39,147
Heidelberger Druckmaschinen AG (a)	14,096	99,326
IDS Scheer AG	3,889	57,314
Indus Holding AG	3,773	60,021
Integralis AG *	30	192
Interseroh AG	1,177	57,498
Intershop Communications AG *	2,654	5,947
IVG Immobilien AG * (a)	20,952	150,786
IWKA AG *	6,306	96,603
Jenoptik AG *	14,465	68,886
KIZOO AG *	2,445	19,103
Kloeckner & Company SE	5,255	106,677

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Kontron AG	9,859	$119,483
Krones AG (a)	3,566	144,963
KSB AG	139	54,948
KWS Saat AG	590	97,705
Lanxess AG	10,005	233,316
Leoni AG	6,705	105,027
Loewe AG	2,108	24,950
Manz Automation AG *	538	29,091
MasterFlex AG (a)	1,234	7,343
Mediclin AG	8,648	34,968
Medigene AG *	10,026	60,571
Medion AG (a)	7,729	83,197
MLP AG (a)	10,958	144,557
Mologen AG *	1,346	13,285
Morphosys AG *	4,608	89,304
MTU Aero Engines Holding AG	6,839	221,820
Muehlbauer Holding AG & Company KGaA	712	16,050
MVV Energie AG	3,369	144,155
Nemetschek AG *	1,760	24,772
Norddeutsche Affinerie AG	3,925	121,812
Nordex AG *	3,399	59,201
OHB Technology AG	2,846	36,891
P&I Personal & Informatik AG	20	430
Pfeiffer Vacuum Technology AG (a)	1,741	127,664
Pfleiderer AG	11,329	86,609
Plambeck Neue Energien AG *	8,720	23,721
Praktiker Bau- und Heimwerkermaerkte AG	13,095	136,421
Premiere AG *	41,539	154,720
PVA TePla AG *	1,400	8,099
QSC AG *	22,823	51,154
R. Stahl AG	1,092	21,683
Rational AG	984	106,145
REpower Systems AG *	258	41,335
Rheinmetall AG	4,984	205,991
Rhoen-Klinikum AG	9,974	198,075
Roth & Rau AG *	692	19,159
Sartorius AG	997	16,173
Schlott Gruppe AG	1,862	15,565
SGL Carbon AG *	9,043	266,926
SHB Stuttgarter Finanz & Beteiligungs AG	951	24,200
Singulus Technologies AG *	9,728	34,660
Sixt AG	2,811	55,746
Software AG	2,970	210,438
Solar Millennium AG *	2,631	56,534
Solon AG Fuer Solartechnik AG * (a)	2,111	30,308
Stada Arzneimittel AG	7,066	182,300
Stratec Biomedical Systems AG	1,403	33,172
Symrise AG	15,543	233,194
Takkt AG	6,384	67,034
Technotrans AG *	258	1,554
Tognum AG *	11,664	177,130
TUI AG * (a)	29,591	262,645
Versatel AG *	5,197	38,355
Vossloh AG	1,171	130,459
Wacker Construction Equipment AG	1,409	13,139
Washtec AG *	1,640	17,488

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Wincor Nixdorf AG	3,979	$239,294
Wire Card AG *	18,388	167,389
Wuerttembergische Lebensversicherung AG	1,339	32,164

		9,169,593
Greece - 1.27%
Agricultural Bank of Greece SA *	21,674	53,515
Alapis Holding Industrial & Commercial SA *	61,030	80,484
Alfa-Beta Vassilopoulos SA	1,130	49,295
Anek Lines SA	43,170	55,742
Aspis Bank SA *	10,270	21,267
Astir Palace Hotel SA *	6,080	34,427
Athens Medical Center SA	8,110	20,165
Athens Stock Exchange SA	6,411	73,799
Athens Water Supply and Sewage Company
SA	12,066	117,272
Autohellas SA	6,024	16,685
Bank of Attica SA	5,492	19,860
Bank of Greece SA	2,122	134,488
Biossol SA *	37,279	18,159
Commercial Bank of Greece SA *	8,531	73,893
Diagnostic & Therapeutic Center of Athens
Hygeia SA	20,827	69,654
Duty Free Shops SA	2,936	26,458
Euromedica SA *	1,362	10,636
Forthnet SA *	14,320	35,134
Fourlis SA	4,391	51,866
Frigoglass SA	7,974	53,589
GEK Group of Companies SA	16,069	118,438
Geniki Bank SA *	13,528	41,374
Greek Postal Savings Bank SA	7,491	62,507
Halcor SA	19,210	43,440
Hellenic Technodomiki Tev SA	16,267	131,434
Heracles General Cement SA	5,225	50,572
Iaso SA	13,290	95,592
Inform P Lykos SA	4,771	14,150
Intracom Holdings SA *	28,550	67,488
Intracom SA Technical & Steel Constructions
SA	42,136	48,558
J&P-Avax SA	12,040	49,045
Lambrakis Press SA *	14,105	51,120
Lavipharm SA *	12,350	28,271
Loulis Mills SA *	9,563	22,007
Maritime Company of Lesvos SA *	26,037	17,668
Metka SA	8,876	96,774
Michaniki SA	17,800	53,338
Motodynamic SA	321	961
Motor Oil Hellas Corinth Refineries SA	5,091	65,421
Mytilineos Holdings SA	8,401	61,999
Piraeus Port Authority SA	2,275	47,512
S&B Industrial Minerals SA *	3,540	24,588
Sarantis SA *	3,820	20,662
Sfakianakis SA	3,897	9,721
Sidenor Steel Products Manufacturing
Company SA	4,142	26,683
Singularlogic SA *	10,414	34,421
Teletypos SA Mega Channel *	8,637	68,469

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Terna Energy SA	7,652	$54,186
Thessaloniki Port Authority SA	488	11,687
Titan Cement Company SA *	6,632	192,643
Viohalco SA	8,595	55,227

		2,682,344
Hong Kong - 2.27%
Alco Holdings, Ltd.	94,000	21,076
Allied Group, Ltd.	34,000	78,857
Allied Properties HK, Ltd. *	592,000	81,251
Asia Financial Holdings, Ltd.	98,000	28,394
Asia Satellite Telecom Holdings Company, Ltd.	41,220	48,131
Asia Standard Hotel Group, Ltd.	3,655,368	24,132
Asia Standard International Group, Ltd.	2,458,427	32,715
Asian Union New Media Group, Ltd. *	2,550,000	21,437
Associated International Hotels *	52,000	103,299
Burwill Holdings, Ltd. *	1,114,400	30,196
C C Land Holdings, Ltd.	191,000	106,193
C Y Foundation Group, Ltd. *	605,000	12,052
Capital Estate, Ltd. *	3,465,000	23,880
Capital Strategic Investment, Ltd.	880,000	21,560
Century City International Holdings, Ltd.	349,600	19,555
Champion Technology Holdings, Ltd.	327,597	10,263
Chen Hsong Holdings, Ltd.	74,000	19,649
Chevalier International Holdings, Ltd.	32,000	20,010
China Infrastructure Investment, Ltd. *	790,000	18,967
China Metal International Holdings, Inc.	108,000	18,054
China Renji Medical Group, Ltd. *	3,286,000	31,198
China Sci-Tech Holdings, Ltd. *	263,040	13,127
China Seven Star Shopping, Ltd. *	850,000	12,623
China Solar Energy Holdings, Ltd. *	540,000	11,923
China Timber Resources Group, Ltd.	2,100,000	25,569
China Yunnan Tin Minerals Group Company,
Ltd. *	772,000	22,981
China Zenith Chemical Group, Ltd. *	350,000	9,938
China Zirconium, Ltd.	23,600	14,328
Chinese People Gas Holdings Company, Ltd. *	654,000	27,477
Chong Hing Bank, Ltd.	43,000	71,839
Chow Sang Sang Holdings, Ltd.	72,000	56,614
Chuang's China Investments, Ltd.	271,000	14,571
Chuang's Consortium International, Ltd.	156,000	12,906
Clear Media, Ltd. *	37,000	14,665
Coastal Greenland, Ltd. *	240,000	24,437
COL Capital, Ltd.	28,000	3,403
Coslight Technology International Group, Ltd.	52,000	27,185
Cross-Harbour Holdings, Ltd.	32,000	24,375
Daphne International Holdings, Ltd.	256,000	134,991
Dickson Concepts International, Ltd.	37,000	15,904
EganaGoldpfeil Holdings, Ltd. * (e)	131,750	0
Emperor Capital Group, Ltd. *	33,600	1,953
Emperor Entertainment Hotel, Ltd.	165,000	14,496
Emperor International Holdings, Ltd.	214,000	30,707
eSun Holdings, Ltd. *	195,000	30,055
Far East Consortium International, Ltd.	330,750	76,986
First Natural Foods Holdings, Ltd.	375,000	14,270
First Sign International Holdings, Ltd.	200,000	42,480
Fong's Industries Company, Ltd.	66,000	8,876

The accompanying notes are an integral part of the financial statements.
124

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Fubon Bank, Ltd.	110,000	$56,229
Genesis Energy Holdings, Ltd. *	980,000	45,010
Get Nice Holdings, Ltd.	488,000	31,072
Giordano International, Ltd.	295,708	63,438
Global Green Tech Group, Ltd. *	301,920	16,269
Glorious Sun Enterprises, Ltd.	88,000	25,615
Golden Resorts Group, Ltd.	500,000	9,553
Hang Fung Gold Technology, Ltd. (e)	310,000	0
Hanny Holdings, Ltd. *	59,520	6,419
Harbour Centre Development, Ltd.	37,500	27,093
Heng Tai Consumables Group, Ltd. *	325,000	15,958
Hi Sun Technology China, Ltd. *	375,000	44,518
HKR International, Ltd.	216,800	100,710
Hon Kwok Land Investment Company, Ltd.	104,000	26,078
Hongkong Chinese, Ltd.	402,300	43,303
Hung Hing Printing Group, Ltd.	134,216	27,453
Hutchison Harbour Ring, Ltd.	990,000	78,097
I.T., Ltd.	242,000	20,869
i-Cable Communications, Ltd. *	179,000	19,168
Imagi International Holdings, Ltd. *	140,000	7,585
Integrated Distribution Services Group, Ltd.	55,000	79,494
Interchina Holdings Company *	3,585,000	15,723
International Luk Fook Holdings, Ltd.	62,000	28,591
ITC Corp., Ltd.	169,635	13,203
Jinhui Holdings, Ltd.	42,000	14,305
K Wah International Holdings, Ltd.	302,227	97,331
Kantone Holdings, Ltd.	948,881	23,638
Karl Thomson Holdings, Ltd. *	92,000	10,777
Keck Seng Investments, Ltd.	61,000	28,159
Lai Sun Development Company, Ltd. *	2,414,000	42,172
Lai Sun Garment International, Ltd. *	609,000	36,036
Lippo, Ltd.	31,250	7,618
Liu Chong Hing Investment, Ltd.	74,000	58,256
Luks Group Vietnam Holdings Company, Ltd.	42,000	20,511
Lung Kee Holdings, Ltd.	76,000	29,765
Macau Success, Ltd. *	276,000	14,635
Magnificent Estates, Ltd. *	1,130,000	18,471
Matsunichi Communication Holdings, Ltd. *	145,000	53,404
Media Chinese International, Ltd.	30,000	4,450
Melco International Development *	118,000	87,718
Midland Holdings, Ltd.	132,000	87,973
Miramar Hotel & Investment Company, Ltd.	8,000	8,133
Nam Tai Electronic & Electrical Products, Ltd.	181,000	33,975
Natural Beauty Bio-Technology, Ltd.	200,000	34,140
Next Media, Ltd.	150,000	25,030
Norstar Founders Group, Ltd.	168,000	15,820
Oriental Press Group, Ltd.	202,000	22,155
Pacific Andes International Holdings, Ltd.	302,611	31,752
Pacific Century Premium Developments, Ltd. *	324,000	74,533
Paliburg Holdings, Ltd.	133,380	25,713
Peace Mark Holdings, Ltd. * (e)	180,000	0
Pico Far East Holdings, Ltd.	200,000	23,881
Playmates Holdings, Ltd.	38,400	9,637
Public Financial Holdings, Ltd.	126,000	53,743
PYI Corp., Ltd. *	358,801	36,625
Regal Hotels International Holdings, Ltd.	157,200	40,902

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Road King Infrastructure, Ltd.	78,000	$56,531
Sa Sa International Holdings, Ltd.	112,000	43,476
SEA Holdings, Ltd.	52,000	23,222
Shanghai Zendai Property, Ltd. *	525,000	17,383
Shell Electric Manufacturing Company, Ltd.	102,000	41,258
Shui On Construction & Materials, Ltd.	38,000	60,373
Singamas Container Holdings, Ltd.	180,000	20,872
Sino-I Technology, Ltd. *	2,940,000	24,137
Skyfame Realty Holdings, Ltd. *	216,000	12,678
Smartone Telecommunications Holdings, Ltd.	82,000	52,690
Solomon Systech International, Ltd.	354,000	23,335
Stella International Holdings, Ltd.	44,000	74,033
Sun Hung Kai & Company, Ltd.	25,000	16,900
Superb Summit International Timber
Company, Ltd. *	5,630,000	29,776
Symphony Holdings, Ltd.	296,000	10,146
Tack Fat Group International, Ltd. * (e)	200,000	0
TAI Cheung Holdings, Ltd.	143,000	81,309
Tai Fook Securities Group, Ltd.	99,120	29,211
TAK Sing Alliance Holdings, Ltd.	94,000	12,181
Tan Chong International, Ltd.	63,000	11,459
TCC International Holdings, Ltd. *	105,444	50,757
Techtronic Industries Company, Ltd.	207,500	156,804
Texwinca Holdings, Ltd.	137,961	97,026
Titan Petrochemicals Group, Ltd. *	600,000	11,532
Tongda Group Holdings, Ltd.	740,000	11,478
Truly International Holdings, Ltd.	46,000	31,695
Upbest Group, Ltd.	158,000	15,380
USI Holding Corp.	72,000	22,069
Varitronix International, Ltd.	68,000	18,917
Vedan International Holdings, Ltd.	220,000	13,409
Victory City International Holdings, Ltd.	207,753	21,252
Vitasoy International Holdings, Ltd.	196,000	93,940
VST Holdings Company, Ltd. *	182,000	22,472
Wai Kee Holdings, Ltd. *	130,000	23,610
Wing On Company International, Ltd.	51,000	55,574
Wonson International Holdings, Ltd. *	2,300,000	5,053
Yau Lee Holdings, Ltd.	88,000	12,646
Yip's Chemical Holdings, Ltd.	112,000	50,657
Yugang International, Ltd. *	1,366,000	15,394

		4,772,889
Ireland - 1.02%
AER Lingus Group PLC *	38,993	36,702
C&C Group PLC - London Exchange	65,887	210,338
DCC PLC	17,138	358,767
Dragon Oil PLC *	34,938	182,350
Dragon Oil PLC *	16,269	81,950
FBD Holdings PLC - London Exchange	5,526	39,061
FBD Holdings PLC	3,299	33,431
Fyffes PLC	96,403	46,478
Glanbia PLC	27,562	85,688
Greencore Group PLC	35,539	57,875
IFG Group PLC	17,394	23,764
Independent News & Media PLC - London
Exchange	157,817	64,285
Independent News & Media PLC	42,581	15,176

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Irish Continental Group PLC *	3,329	$46,356
Irish Life & Permanent PLC - London
Exchange	57,749	278,484
Kenmare Resources PLC *	114,460	35,973
Kingspan Group PLC - London Exchange	26,801	176,274
McInerney Holdings PLC *	27,705	4,321
Paddy Power PLC - London Exchange	1,790	44,143
Paddy Power PLC	7,635	185,551
United Drug PLC	55,573	146,789

		2,153,756
Italy - 3.32%
Acea SpA	10,921	141,584
Acegas-APS SpA	7,419	51,822
Actelios SpA	5,720	32,018
Aedes SpA *	6,455	6,321
Amplifon SpA *	26,381	102,292
Ansaldo STS SpA	11,958	201,636
AS Roma SpA *	21,755	29,591
Astaldi SpA	11,817	83,561
Autogrill SpA	11,596	108,442
Azimut Holding SpA (a)	14,547	137,007
Banca Finnat Euramerica SpA	35,792	25,923
Banca Generali SpA	10,115	80,656
Banca IFIS SpA	3,357	38,726
Banca Intermobiliare SpA *	17,737	86,567
Banca Italease SpA *	26,060	55,131
Banca Popolare dell'Etruria e del Lazio SpA	16,014	117,765
Banca Popolare di Milano SpA	47,251	318,723
Banca Profilo SpA	11,108	12,177
Banco di Desio e della Brianza SpA	15,821	103,062
Benetton Group SpA, SADR	200	3,720
Benetton Group SpA	13,791	129,300
Biesse SpA *	3,083	22,188
Bonifica Ferraresi e Imprese Agricole SpA	918	49,457
Brembo SpA	10,250	62,361
Bulgari SpA (a)	29,957	165,632
Caltagirone Editore SpA	9,281	23,006
Caltagirone SpA	7,345	27,316
Carraro SpA *	4,324	18,666
Cementir SpA	20,453	77,001
CIR-Compagnie Industriali Riunite SpA *	87,800	137,681
Class Editori SpA *	25,163	27,187
Credito Artigiano SpA	27,027	70,445
Credito Bergamasco SpA	2,414	84,958
Credito Emiliano SpA *	14,077	77,543
Danieli & Company SpA	4,285	81,501
Davide Campari Milano SpA	16,547	130,059
De Longhi SpA	22,152	75,320
DiaSorin SpA	2,212	56,241
Digital Multimedia Technologies SpA *	2,000	28,294
EEMS Italia SpA *	10,929	26,769
ERG SpA	10,485	158,150
Esprinet SpA	4,770	44,121
Eurotech SpA *	7,921	37,610
Fastweb SpA *	4,456	111,897
Fiera Milano SpA	3,657	27,440

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Gemina SpA *	66,969	$50,178
Geox SpA	17,140	135,596
Gewiss SpA	11,161	46,477
GranitiFiandre SpA	7,189	27,481
GreenergyCapital SpA *	175	152
Gruppo Beghelli SpA	13,844	14,754
Gruppo Coin SpA *	12,232	51,104
Gruppo Editoriale L'Espresso SpA *	39,531	73,760
Hera SpA (a)	64,727	149,489
Immsi SpA *	62,921	75,830
Impregilo SpA	32,104	103,019
Indesit Company SpA *	10,710	71,804
Industria Macchine Automatiche SpA	1,659	31,275
Intek SpA	48,925	21,754
Interpump SpA *	16,266	79,780
Iride SpA *	87,159	164,489
Italcementi SpA	1,849	21,368
Italmobiliare SpA *	2,854	105,508
Juventus Football Club SpA *	20,443	23,126
KME Group SpA	17,570	15,455
Mariella Burani SpA *	2,607	15,463
Marr SpA	5,328	41,812
Milano Assicurazioni SpA	28,585	90,906
Mirato SpA *	3,489	19,017
Mondadori (Arnoldo) Editore SpA *	23,266	102,368
Nice SpA	8,114	34,263
Panariagroup Industrie Ceramiche SpA	3,544	8,797
Permasteelisa SpA	4,223	68,070
Piccolo Credito Valtellinese SCRL	22,405	179,622
Pirelli & C Real Estate SpA *	5,311	45,214
Pirelli & Company SpA *	298,175	120,560
Premafin Finanziaria SpA *	61,649	78,938
Prysmian SpA	12,119	176,603
Recordati SpA	20,825	139,175
Reno de Medici SpA *	57,383	16,886
Risanamento SpA *	13,318	8,561
Sabaf SpA	1,389	24,799
SAES Getters SpA	2,559	29,100
Safilo Group SpA *	62,514	38,664
Save SpA	3,613	26,101
Seat Pagine Gialle SpA *	2,391	698
Snai SpA *	16,027	74,036
Societa' Cattolica di Assicurazioni SCRL *	4,939	168,399
Societa Iniziative Autostradali e Servizi SpA	6,448	43,722
Societa Partecipazioni Finanziarie SpA	121,974	30,426
Socotherm SpA *	2,703	6,180
Sogefi SpA *	14,065	21,528
Sol SpA	10,699	54,780
Sorin SpA *	67,066	89,509
Stefanel SpA *	25,713	13,828
Telecom Italia Media SpA *	455,979	78,605
Tiscali SpA *	92,000	49,843
Tod's SpA	2,126	120,281
Trevi Finanziaria SpA	9,055	106,882
Vianini Lavori SpA	8,336	47,172

The accompanying notes are an integral part of the financial statements.
126

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Vittoria Assicurazioni SpA	11,898	$67,456

		6,987,530
Japan - 28.09%
A&A Material Corp.	19,000	16,793
Abilit Corp. *	3,000	3,658
Achilles Corp.	46,000	75,006
Adeka Corp.	20,400	176,525
Aderans Company, Ltd. (a)	8,200	88,734
Advan Company, Ltd.	7,000	35,235
Advanex, Inc. *	2,000	1,747
Aeon Delight Company, Ltd.	4,000	61,993
Aeon Fantasy Company, Ltd.	4,700	39,773
Ahresty Corp.	6,700	21,708
AI Holdings Corp.	12,600	44,376
Aica Kogyo Company, Ltd.	12,700	125,647
Aichi Bank, Ltd.	1,800	136,854
Aichi Corp.	8,100	35,115
Aichi Machine Industry Company, Ltd.	21,000	55,111
Aichi Steel Corp.	25,000	99,395
Aichi Tokei Denki Company, Ltd.	10,000	24,981
Aida Engineering, Ltd.	19,500	65,003
Aigan Company, Ltd.	4,600	27,469
Aiphone Company, Ltd. (a)	4,500	71,921
Airport Facilities Company, Ltd.	6,600	34,435
Aisan Industry Company, Ltd.	7,200	46,715
Akebono Brake Industry Company, Ltd.	10,700	51,670
Akita Bank, Ltd.	40,000	138,857
Allied Telesis Holdings, Inc. *	34,900	29,570
Aloka Company, Ltd.	5,000	43,669
Alpha Corp.	1,000	5,029
Alpha Systems, Inc.	2,000	42,012
Alpine Electronics, Inc.	13,000	119,628
Alps Electric Company, Ltd.	20,700	112,184
Alps Logistics Company, Ltd.	2,000	15,133
Altech Corp.	3,700	21,071
Amano Corp.	13,600	128,979
Amuse, Inc.	2,400	23,640
Ando Corp.	14,000	20,754
Anest Iwata Corp.	6,000	15,965
Anritsu Corp.	31,000	119,056
AOC Holdings, Inc.	11,200	105,185
AOI Advertising Promotion, Inc.	3,000	15,204
AOI Electronic Company, Ltd.	1,700	11,070
AOKI Holdings, Inc.	7,000	74,245
Aomori Bank, Ltd.	35,000	138,382
Aoyama Trading Company, Ltd.	6,900	117,236
Arakawa Chemical Industries, Ltd.	3,500	30,852
Araya Industrial Company, Ltd.	14,000	20,604
Arealink Company, Ltd.	70	4,577
Ariake Japan Company, Ltd. (a)	4,900	74,722
Arisawa Manufacturing Company, Ltd.	8,200	36,367
Aronkasei Company, Ltd.	7,000	21,692
Art Corp.	2,000	22,846
As One Corp.	3,900	65,299
Asahi Diamond Industrial Company, Ltd.	15,000	80,823
Asahi Holdings, Inc. *	5,900	112,328

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Asahi Kogyosha Company, Ltd.	8,000	$28,007
Asahi Organic Chemicals
Industry Company, Ltd.	20,000	53,453
Asahi Tec Corp. *	74,000	35,767
Asanuma Corp. *	17,000	13,802
ASATSU-DK, Inc.	6,600	133,391
Ashimori Industry Company, Ltd.	13,000	18,520
Asia Securities Printing Company, Ltd.	7,700	54,339
ASKA Pharmaceutical Company, Ltd.	5,000	44,266
Asunaro Aoki Construction Company, Ltd.	11,000	51,523
Atsugi Company, Ltd.	50,000	72,538
Autobacs Seven Company, Ltd.	3,400	113,760
Avex Group Holdings, Inc. (a)	8,200	76,000
Azel Corp. *	17,000	178
Bando Chemical Industries, Ltd.	25,000	61,544
Bank of Ikeda, Ltd. * (a)	3,900	155,907
Bank of Iwate, Ltd.	1,800	96,925
Bank of Nagoya, Ltd.	32,000	146,527
Bank of Okinawa, Ltd.	4,400	150,369
Bank of Saga, Ltd.	32,000	95,894
Bank of the Ryukyus, Ltd. *	11,800	101,448
Belluna Company, Ltd.	9,298	36,313
Best Denki Company, Ltd. (a)	18,000	77,124
Bookoff Corp.	3,000	26,188
BSL Corp. *	27,000	4,540
Bunka Shutter Company, Ltd.	14,000	50,227
CAC Corp.	3,400	24,121
Calsonic Kansei Corp.	42,000	84,621
Canon Electronics, Inc.	4,500	61,907
Canon Finetech, Inc.	5,600	61,531
Catena Corp.	8,300	25,477
Cawachi, Ltd.	4,400	82,276
Central Glass Company, Ltd.	40,000	151,894
Century Leasing System, Inc.	14,400	132,728
CFS Corp.	6,500	41,109
Chiba Kogyo Bank, Ltd. *	10,900	112,611
Chino Corp.	11,000	26,704
Chiyoda Company, Ltd.	5,800	84,985
Chofu Seisakusho Company, Ltd.	4,100	79,463
Chori Company, Ltd.	50,000	51,520
Chubu Shiryo Company, Ltd.	6,000	42,281
Chudenko Corp.	6,300	91,857
Chuetsu Pulp & Paper Company, Ltd.	22,000	62,221
Chugai Mining Company, Ltd. *	34,900	12,461
Chugai Ro Company, Ltd.	19,000	54,037
Chugoku Marine Paints, Ltd.	17,000	106,183
Chukyo Bank, Ltd.	28,000	91,016
Chuo Denki Kogyo Company, Ltd.	6,000	43,737
Chuo Gyorui Company, Ltd.	12,000	21,042
Chuo Spring Company, Ltd.	14,000	38,133
CKD Corp.	19,500	103,003
Clarion Company, Ltd.	33,000	33,040
Cleanup Corp.	5,000	26,442
CMK Corp.	13,700	102,440
Coca-Cola Central Japan Company, Ltd.	5,100	69,923
Cocokara fine Holdings, Inc.	1,430	20,068

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Colowide Company, Ltd.	12,000	$68,101
Columbia Music Entertainment, Inc. *	29,000	12,230
Commuture Corp.	10,000	72,975
Computer Engineering & Consulting, Ltd.	2,900	21,649
Co-Op Chemical Company, Ltd. (a)	13,000	26,747
Corona Corp.	7,500	98,533
Cosel Company, Ltd.	5,600	48,548
Creed Corp.	25	40
Cross Plus, Inc.	2,000	22,388
CSK Corp. (a)	22,700	98,947
CTI Engineering Company, Ltd.	4,500	25,307
Cybozu, Inc.	45	8,295
D.G. Roland Corp.	3,000	41,533
Dai Nippon Toryo Company, Ltd.	22,000	24,978
Dai-Dan Company, Ltd.	11,000	50,000
Daido Kogyo Company, Ltd.	11,000	17,580
Daido Metal Company, Ltd.	9,000	37,402
Daidoh, Ltd.	7,600	39,801
Daiei, Inc. * (a)	16,300	79,323
Daifuku Company, Ltd.	20,000	145,772
Daihen Corp.	34,000	117,128
Daiho Corp.	10,000	9,051
Daiichi Chuo Kisen Kaisha, Ltd. (a)	8,000	25,307
Daiichi Jitsugyo Company, Ltd.	12,000	35,858
Dai-Ichi Kogyo Seiyaku Company, Ltd.	10,000	22,304
Daiken Corp.	23,000	37,745
Daiki Aluminium Industry Company, Ltd.	9,000	19,326
Daiko Clearing Services Corp.	3,000	17,008
Daikoku Denki Company, Ltd.	3,200	42,995
Daikyo, Inc.	66,144	108,042
Daimei Telecom Engineering Corp.	11,000	97,558
Dainichi Company, Ltd.	3,800	22,112
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	21,000	54,099
Dainippon Screen Manufacturing
Company, Ltd.	25,000	66,467
Daisan Bank, Ltd.	30,000	80,700
Daiseki Company, Ltd.	7,000	138,830
Daiso Company, Ltd.	20,000	42,280
Daisyo Corp.	4,800	66,800
Daito Bank, Ltd.	19,000	13,389
Daiwa Industries, Ltd.	10,000	41,324
Daiwa Seiko, Inc.	18,000	26,312
Daiwabo Company, Ltd.	33,000	91,981
Danto Holdings Corp.	12,000	15,634
DC Company, Ltd.	8,000	25,970
DCM Japan Holdings Company, Ltd.	17,520	99,866
Denki Kogyo Company, Ltd.	15,000	81,022
Denyo Company, Ltd.	5,600	42,950
Descente, Ltd.	15,000	68,184
Disco Corp.	2,500	88,515
Doshisha Company, Ltd.	3,100	41,565
Doutor Nichires Holdings Company, Ltd.	6,893	94,202
DTS Corp.	4,800	47,775
Dwango Company, Ltd.	33	54,250
Dydo Drinco, Inc.	2,900	75,634
Dynic Corp.	13,000	18,285

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
E-Access, Ltd.	136	$111,363
Eagle Industry Company, Ltd.	5,000	20,080
EDION Corp. (a)	8,400	54,730
Ehime Bank, Ltd.	47,000	119,643
Eighteenth Bank, Ltd.	37,000	115,251
Eiken Chemical Company, Ltd.	4,000	31,437
Eizo Nanao Corp.	5,400	101,496
Enplas Corp.	4,400	39,391
Enshu, Ltd. *	15,000	11,585
Espec Corp.	4,600	26,972
Exedy Corp.	7,400	144,554
F&A Aqua Holdings, Inc.	3,800	42,699
Falco Biosystems, Ltd.	1,500	11,619
Fancl Corp.	7,400	87,306
FDK Corp. *	21,000	38,955
Foster Electric Company, Ltd.	5,200	61,260
FP Corp.	3,000	143,437
France Bed Holdings Company, Ltd.	42,000	55,205
Fudo Tetra Corp. *	27,000	23,868
Fuji Company, Ltd.	3,300	58,927
Fuji Corp., Ltd.	5,000	13,129
Fuji Kiko Company, Ltd. *	11,000	13,653
Fuji Kosan Company, Ltd. *	21,000	22,324
Fuji Kyuko Company, Ltd.	17,000	72,409
Fuji Oil Company, Ltd.	13,600	154,316
Fuji Software ABC, Inc.	6,000	112,338
Fujibo Holdings, Inc.	15,000	15,086
Fujicco Company, Ltd.	6,000	69,576
Fujikura Kasei Company, Ltd.	5,300	28,813
Fujikura Rubber, Ltd.	5,000	16,980
Fujita Kanko, Inc. (a)	19,000	82,346
Fujitec Company, Ltd.	17,000	76,214
Fujitsu Business Systems, Ltd.	4,200	75,915
Fujitsu Frontech, Ltd.	4,000	38,367
Fujitsu General, Ltd.	14,000	43,802
Fujiya Company, Ltd. *	31,000	41,685
Fukuda Corp.	8,000	13,112
Fukui Bank, Ltd.	47,000	154,156
Fukushima Bank, Ltd.	69,000	38,436
Fukushima Industries Corp.	3,000	19,480
Fukuyama Transporting Company, Ltd.	21,000	82,056
Fumakilla, Ltd.	6,000	27,612
Funai Consulting Company, Ltd.	5,000	24,782
Furukawa Battery Company, Ltd. *	10,000	96,348
Furukawa Company, Ltd.	73,000	77,338
Furusato Industries, Ltd.	2,700	20,158
Fuso Pharmaceutical Industries, Ltd.	21,000	68,431
Futaba Corp.	7,700	152,613
Futaba Industrial Company, Ltd.	14,300	59,580
Future System Consulting Corp.	109	45,731
Fuyo General Lease Company, Ltd.	5,500	113,413
Gakken Company, Ltd.	23,000	42,471
Gecoss Corp.	5,500	24,338
Geo Corp.	96	66,021
Gigas K's Denki Corp.	4,900	107,995
GMO Internet, Inc. *	12,600	51,028

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Godo Steel, Ltd.	38,000	$122,187
Goldcrest Company, Ltd.	4,050	102,423
Goldwin, Inc. *	12,000	25,606
Goodwill Group, Inc. *	327	1,455
Gourmet Kineya Company, Ltd.	5,000	31,669
Green Hospital Supply, Inc.	42	25,959
GSI Creos Corp. *	11,000	12,160
Gulliver International Company, Ltd.	1,130	25,308
Gun-Ei Chemical Industry Company, Ltd.	11,000	23,727
Gunze, Ltd.	39,000	135,741
Hakuto Company, Ltd.	5,000	32,114
Hakuyosha Company, Ltd.	5,000	13,148
Hanwa Company, Ltd.	23,000	96,496
Happinet Corp.	1,600	18,989
Harashin Narus Holdings Company, Ltd.	3,000	28,614
Harima Chemicals, Inc.	5,000	19,206
Haruyama Trading Company, Ltd.	2,700	10,663
Hayashikane Sangyo Company, Ltd. *	14,000	11,781
Hazama Corp.	18,700	20,705
Heiwa Real Estate Company, Ltd.	36,500	106,851
Heiwado Company, Ltd.	7,200	88,124
Hibiya Engineering, Ltd.	7,000	61,905
Higashi-Nippon Bank, Ltd.	40,000	92,561
HIS Company, Ltd.	4,600	81,307
Hitachi Cable, Ltd.	39,000	127,297
Hitachi Information Systems, Ltd.	4,300	85,415
Hitachi Koki Company, Ltd.	7,800	77,607
Hitachi Kokusai Electric, Inc.	13,000	83,674
Hitachi Maxell, Ltd.	10,800	130,673
Hitachi Medical Corp.	6,000	58,215
Hitachi Plant Technologies, Ltd.	13,000	68,083
Hitachi Software Engineering Company, Ltd.	5,600	87,229
Hitachi Systems & Services, Ltd.	4,000	49,515
Hitachi Tool Engineering, Ltd.	5,900	44,657
Hitachi Zosen Corp. *	85,500	98,107
Hochiki Corp.	7,000	41,709
Hodogaya Chemical Company, Ltd.	18,000	36,199
Hogy Medical Company, Ltd.	2,200	117,859
Hokkaido Gas Company, Ltd.	14,000	35,610
Hokkan Holdings, Ltd.	11,000	28,011
Hokuetsu Bank, Ltd.	22,000	42,585
Hokuetsu Industries Company, Ltd.	10,000	13,850
Hokuetsu Paper Mills, Ltd.	24,500	110,328
Hokuriku Electric Industry Company, Ltd.	12,000	19,178
Hokuto Corp.	4,800	94,845
Horiba, Ltd.	6,600	161,709
Horipro, Inc.	3,300	26,966
Hosiden Corp.	12,100	164,541
Hosokawa Micron Corp.	10,000	36,813
Howa Machinery, Ltd.	20,000	13,088
I Metal Technology Company, Ltd.	10,000	17,954
IBJ Leasing Company, Ltd.	6,000	76,172
Ichikoh Industries, Ltd.	12,000	22,487
Ichinen Company, Ltd.	5,300	22,891
Ichiyoshi Securities Company, Ltd.	10,600	77,068
ICOM, Inc.	3,000	61,825

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
IDEC Corp.	7,000	$44,780
Ihara Chemical Industry Company, Ltd.	10,000	35,747
Iino Kaiun Kaisha, Ltd.	20,700	121,224
Ikegami Tsushinki Company, Ltd. *	13,000	13,216
Imasen Electric Industrial Company, Ltd.	3,900	31,608
Imperial Hotel, Ltd.	3,800	74,872
Impress Holdings, Inc. *	10,500	25,585
Inaba Denki Sangyo Company, Ltd.	4,800	109,587
Inaba Seisakusho Company, Ltd.	4,900	50,066
Inabata & Company, Ltd.	13,900	46,044
Inageya Company, Ltd.	6,000	57,017
Ines Corp.	9,900	59,893
Information Services International -
Dentsu, Ltd.	3,400	17,675
Inui Steamship Company, Ltd.	4,900	36,695
Invoice, Inc.	2,047	27,970
Ise Chemical Corp.	6,000	32,483
Iseki & Company, Ltd. *	41,000	136,825
Ishihara Sangyo Kaisha, Ltd. *	105,000	111,572
Ishii Hyoki Company, Ltd.	1,600	23,367
Itochu Enex Company, Ltd.	13,200	84,177
Itochu-Shokuhin Company, Ltd.	1,800	60,996
Itoham Foods, Inc.	33,000	115,525
Itoki Corp.	10,800	29,197
Iwasaki Electric Company, Ltd.	11,000	23,024
Iwatani International Corp.	42,000	116,696
Iwatsu Electric Company, Ltd. *	17,000	16,943
Izumiya Company, Ltd.	23,000	123,487
Izutsuya Company, Ltd. *	26,000	15,721
J. Bridge Corp. *	7,000	1,327
Jalux, Inc.	2,200	28,481
Jamco Corp.	3,000	12,501
Janome Sewing Machine Company, Ltd. *	73,000	46,068
Japan Aviation Electronics Industry, Ltd.	18,000	108,325
Japan Carlit Company, Ltd.	5,100	18,977
Japan Cash Machine Company, Ltd.	6,200	60,121
Japan Digital Laboratory Company, Ltd.	6,600	70,821
Japan Foundation Engineering Company, Ltd.	7,000	16,044
Japan Pulp & Paper Company, Ltd.	23,000	67,447
Japan Radio Company, Ltd.	29,000	76,953
Japan Servo Company, Ltd.	10,000	34,578
Japan Transcity Corp., Ltd.	15,000	42,014
Japan Vilene Company, Ltd.	7,000	32,213
Japan Wool Textile Company, Ltd.	19,000	112,807
Jastec Company, Ltd.	3,900	20,173
JBCC Holdings, Inc.	4,200	28,086
JBIS Holdings, Inc.	7,000	24,307
Jeans Mate Corp.	2,300	12,416
Jeol, Ltd.	19,000	64,967
JFE Shoji Holdings, Inc.	24,000	87,720
Jidosha Buhin Kogyo Company, Ltd.	9,000	15,464
JK Holdings Company, Ltd.	5,700	28,540
JMS Company, Ltd.	9,000	33,567
Joban Kosan Company, Ltd.	15,000	23,674
J-Oil Mills, Inc.	23,000	76,934
Joint Corp.	9,800	22,068

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Joshin Denki Company, Ltd. (a)	12,000	$85,299
JSP Corp.	8,200	47,842
Juki Corp.	33,000	46,427
JVC KENWOOD Holdings, Ltd. *	198,000	145,893
Jyomo Company, Ltd.	24,000	7,606
Kabuki-Za Company, Ltd.	1,000	41,247
Kadokawa Holdings, Inc. (a)	5,400	113,293
Kaga Electronics Company, Ltd.	6,800	68,176
Kagawa Bank, Ltd.	22,000	93,444
Kakaku.com, Inc.	18	66,830
Kaken Pharmaceutical Company, Ltd.	10,000	89,138
Kameda Seika Company, Ltd.	4,000	60,838
Kamei Corp.	5,000	23,752
Kanaden Corp.	6,000	27,773
Kanagawa Chuo Kotsu Company, Ltd.	8,000	42,511
Kanamoto Company, Ltd.	5,000	21,858
Kanematsu Corp. *	124,000	115,013
Kanematsu Electronics, Ltd.	4,500	37,609
Kanto Auto Works, Ltd.	7,600	70,501
Kanto Denka Kogyo Company, Ltd.	13,000	52,866
Kanto Natural Gas Development, Ltd.	9,000	56,720
Kanto Tsukuba Bank, Ltd.	17,200	60,417
Kasai Kogyo Company, Ltd.	8,000	20,692
Kasumi Company, Ltd.	12,000	51,912
Katakura Industries Company, Ltd.	7,900	66,489
Kato Sangyo Company, Ltd.	6,200	92,645
Kato Works Company, Ltd.	10,000	24,546
KAWADA TECHNOLOGIES, INC. *	1,600	22,115
Kawai Musical Instruments Manufacturing
Company, Ltd.	16,000	14,803
Kawasaki Kinkai Kisen Kaisha, Ltd.	5,000	14,819
Kawashima Selkon Textiles Company, Ltd. *	17,000	15,734
Kawasumi Laboratories, Inc.	4,000	23,665
Kayaba Industry Company, Ltd.	49,000	91,425
Keihin Company, Ltd.	10,000	12,293
Keihin Corp.	9,400	126,029
Keiiyu Company, Ltd.	4,400	14,168
Keiyo Company, Ltd. (a)	12,400	61,637
Kenedix, Inc.	215	66,520
Kentucky Fried Chicken Japan, Ltd.	3,000	53,042
KEY Coffee, Inc. (a)	4,400	72,924
Kimura Chemical Plants Company, Ltd.	3,700	35,721
Kinki Nippon Tourist Company, Ltd. *	21,000	24,314
Kinki Sharyo Company, Ltd.	7,000	45,827
Kintetsu World Express, Inc.	4,300	102,057
Kinugawa Rubber Industrial Company, Ltd.	17,000	26,144
Kirindo Company, Ltd.	2,800	14,956
Kishu Paper Company, Ltd. *	17,000	14,480
Kisoji Company, Ltd.	5,600	110,988
Kitagawa Iron Works Company, Ltd.	12,000	14,330
Kita-Nippon Bank, Ltd.	2,100	59,717
Kitano Construction Corp.	12,000	29,907
Kitz Corp.	28,000	94,228
Kiyo Holdings, Inc.	146,000	172,731
Koa Corp.	10,700	65,996
Koatsu Gas Kogyo Company, Ltd.	9,000	45,439

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kohnan Shoji Company, Ltd.	7,300	$66,607
Koike Sanso Kogyo Company, Ltd.	9,000	25,965
Kojima Company, Ltd. (a)	7,800	44,623
Kokuyo Company, Ltd.	19,400	149,966
Komatsu Seiren Company, Ltd.	9,000	35,899
Komatsu Wall Industry Company, Ltd.	2,100	23,236
Komori Corp.	13,600	164,420
Konaka Company, Ltd.	4,600	12,237
Kondotec, Inc.	3,000	18,736
Konishi Company, Ltd.	3,900	34,268
Kosaido Company, Ltd. *	2,300	5,947
Kosei Securities Company, Ltd.	18,000	19,131
Krosaki Harima Corp.	15,000	32,778
KRS Corp.	2,700	25,601
Kumagai Gumi Company, Ltd.	54,000	42,049
Kumiai Chemical Industry Company, Ltd.	21,000	97,891
Kura Corp.	16	21,937
Kurabo Industries, Ltd.	64,000	106,312
Kureha Corp.	29,000	128,203
Kurimoto, Ltd.	28,000	26,545
Kuroda Electric Company, Ltd.	7,600	73,577
Kyoden Company, Ltd.	7,000	7,436
Kyodo Printing Company, Ltd.	23,000	56,573
Kyodo Shiryo Company, Ltd.	24,000	28,026
Kyoei Tanker Company, Ltd.	8,000	21,401
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,200	47,599
Kyokuyo Company, Ltd.	16,000	32,170
Kyoritsu Maintenance Company, Ltd.	3,100	51,644
Kyosan Electric Manufacturing Company, Ltd.	11,000	39,451
Kyoto Kimono Yuzen Company, Ltd.	2,400	17,579
Kyowa Exeo Corp.	10,000	95,818
Kyowa Leather Cloth Company, Ltd.	5,200	21,317
Kyudenko Corp.	14,000	88,307
Life Corp.	8,900	150,423
Lintec Corp.	5,200	85,607
Livedoor Auto Company, Ltd. *	29,500	10,833
Macnica, Inc.	3,400	45,856
Maeda Corp.	31,000	118,214
Maeda Road Construction Company, Ltd.	13,000	118,020
Maezawa Industries, Inc.	3,700	7,322
Maezawa Kasei Industries Company, Ltd.	2,000	19,086
Maezawa Kyuso Industries Company, Ltd.	3,500	55,615
Makino Milling Machine Company, Ltd.	35,000	116,236
Mandom Corp.	5,800	131,770
Mars Engineering Corp.	2,500	71,674
Marubun Corp.	7,400	30,296
Marudai Food Company, Ltd.	33,000	82,190
Maruei Department Store Company, Ltd.	7,000	12,917
Maruetsu, Inc. *	19,000	84,322
Maruha Group, Inc.	91,815	141,106
Maruka Machinery Company, Ltd.	3,000	20,801
Marusan Securities Company, Ltd.	20,300	121,840
Maruwa Company, Ltd.	2,600	40,851
Maruyama Manufacturing Company, Inc. (a)	10,000	20,208
Maruzen Company, Ltd. *	23,000	21,604
Maruzen Company, Ltd.	4,000	15,701

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Maruzen Showa Unyu Company, Ltd.	19,000	$54,319
Maspro Denkoh Corp.	4,000	36,474
Matsuda Sangyo Company, Ltd. (a)	3,520	51,229
Matsui Construction Company, Ltd.	8,000	31,300
Matsuya Company, Ltd. (a)	6,000	71,671
Matsuya Foods Company, Ltd.	4,300	60,261
Max Company, Ltd.	8,000	87,071
Maxvalu Tokai Company, Ltd.	4,500	56,021
MEC Company, Ltd.	2,400	10,946
Megachips Corp.	4,900	87,827
Meidensha Corp. (a)	37,000	149,882
Meiji Shipping Company, Ltd.	3,900	17,840
Meitec Corp.	3,800	51,541
Meito Sangyo Company, Ltd.	4,700	74,629
Meiwa Corp. *	8,000	13,211
Meiwa Estate Company, Ltd.	5,000	24,087
Mercian Corp.	19,400	37,190
Michinoku Bank, Ltd.	39,000	86,102
Mikuni Coca-Cola Bottling Company, Ltd.	9,000	72,618
Mikuni Corp.	9,000	11,670
Milbon Company, Ltd.	2,700	56,067
Mimasu Semiconductor Industry Company,
Ltd.	3,600	42,512
Minato Bank, Ltd.	45,000	62,864
Ministop Company, Ltd.	3,700	57,842
Misawa Homes Holdings, Inc. *	10,200	36,814
Mitani Corp.	4,000	21,761
Mito Securities Company, Ltd.	17,000	49,459
Mitsuba Corp., Ltd.	10,000	28,444
Mitsubishi Cable Industries, Ltd.	37,000	33,882
Mitsubishi Kakoki Kaisha, Ltd.	11,000	28,258
Mitsubishi Paper Mills, Ltd.	84,000	125,660
Mitsubishi Pencil Company, Ltd.	5,600	64,246
Mitsubishi Steel Manufacturing Company, Ltd.	33,000	79,959
Mitsuboshi Belting Company, Ltd.	19,000	80,940
Mitsui High-Tec, Inc.	8,100	67,256
Mitsui Home Company, Ltd.	7,000	35,116
Mitsui Knowledge Industry Company, Ltd.	253	44,759
Mitsui Matsushima Company, Ltd.	17,000	23,853
Mitsui Mining & Smelting Company, Ltd.	63,000	148,777
Mitsui Mining Company, Ltd.	51,000	63,598
Mitsui Sugar Company, Ltd.	27,000	77,798
Mitsui-Soko Company, Ltd.	29,000	110,701
Mitsumura Printing Company, Ltd.	7,000	24,051
Mitsuuroko Company, Ltd.	9,200	54,273
Miura Company, Ltd.	6,700	144,763
Miyazaki Bank, Ltd.	28,000	113,600
Miyoshi Oil & Fat Company, Ltd.	14,000	20,518
Miyuki Holdings Company, Ltd.	8,000	23,559
Mizuno Corp.	21,000	96,973
Modec, Inc.	3,900	67,774
Monex Group, Inc.	287	108,601
Mori Seiki Company, Ltd.	8,800	98,050
Morinaga & Company, Ltd.	45,000	91,740
Morinaga Milk Industry Company, Ltd.	42,000	143,817
Morita Corp.	6,000	21,823

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mory Industries, Inc.	11,000	$24,072
MOS Food Services, Inc.	7,000	112,487
Moshi Moshi Hotline, Inc.	5,150	95,038
Mr. Max Corp.	7,300	32,988
Musashino Bank, Ltd.	3,400	98,963
Mutoh Holdings Company, Ltd. *	8,000	13,298
Mutow Company, Ltd.	7,300	31,523
Nabtesco Corp.	15,000	134,692
Nachi-Fujikoshi Corp.	47,000	91,613
Nagano Bank, Ltd.	25,000	60,432
Nagatanien Company, Ltd.	8,000	74,772
Nakabayashi Company, Ltd.	14,000	32,666
Nakamuraya Company, Ltd.	12,000	59,275
Nakayama Steel Works, Ltd.	29,000	67,797
NEC Electronics Corp. *	8,800	91,465
NEC Fielding, Ltd.	3,400	39,335
NEC Leasing, Ltd.	5,000	59,082
NEC Mobiling, Ltd.	3,600	61,330
NEC Networks & System Integration Corp.	7,700	84,776
NEC Tokin Corp. *	11,000	26,864
Net One Systems Company, Ltd.	105	168,606
Netmarks, Inc. *	29	6,126
Neturen Company, Ltd.	9,900	81,007
New Tachikawa Aircraft Company, Ltd.	1,400	65,708
Nice Corp.	22,000	36,118
Nichia Steel Works, Ltd.	14,000	38,711
Nichias Corp.	30,000	86,879
Nichiban Company, Ltd.	10,000	30,697
Nichicon Corp.	14,600	161,717
Nichiha Corp.	6,000	37,071
Nichii Gakkan Company, Ltd.	10,600	90,029
Nichimo Corp.	29,000	304
Nichireki Company, Ltd.	1,000	3,477
Nidec Copal Corp.	5,700	50,426
Nidec Sankyo Corp.	14,000	62,533
Nidec Tosok Corp.	2,800	20,299
Nifco, Inc.	11,000	146,453
Nihon Chouzai Company, Ltd.	1,080	18,423
Nihon Dempa Kogyo Company, Ltd.	4,500	88,189
Nihon Eslead Corp.	2,000	10,360
Nihon Inter Electronics Corp.	5,000	10,161
Nihon Kagaku Sangyo Company, Ltd.	5,000	26,178
Nihon Kohden Corp.	7,900	98,410
Nihon Matai Company, Ltd.	21,000	21,854
Nihon Nohyaku Company, Ltd.	10,000	93,394
Nihon Parkerizing Company, Ltd.	12,000	123,867
Nihon Spindle Manufacturing Company, Ltd.	15,000	23,259
Nihon Tokushu Toryo Company, Ltd.	6,000	19,614
Nihon Unisys, Ltd.	8,500	63,373
Nihon Yamamura Glass Company, Ltd.	26,000	57,949
Nikkiso Company, Ltd.	12,000	84,182
Nikko Company, Ltd.	5,000	15,372
Nippo Corp.	13,000	118,589
Nippon Beet Sugar
Manufacturing Company, Ltd.	37,000	85,317
Nippon Carbide Industries Company, Inc. *	16,000	16,840

The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Carbon Company, Ltd. (a)	30,000	$83,208
Nippon Ceramic Company, Ltd.	5,300	55,565
Nippon Chemical Industrial Company, Ltd.	20,000	44,036
Nippon Chemi-Con Corp.	39,000	118,568
Nippon Chemiphar Company, Ltd. (a)	5,000	13,991
Nippon Concrete Industries Company, Ltd.	15,000	24,318
Nippon Denko Company, Ltd.	21,000	116,345
Nippon Densetsu Kogyo Company, Ltd.	8,000	78,600
Nippon Denwa Shisetsu Company, Ltd.	10,000	28,915
Nippon Felt Company, Ltd.	5,000	21,337
Nippon Filcon Company, Ltd.	3,100	16,285
Nippon Fine Chemical Company, Ltd.	6,000	32,138
Nippon Flour Mills Company, Ltd.	26,000	113,873
Nippon Formula Feed Manufacturing
Company, Ltd.	22,000	25,679
Nippon Gas Company, Ltd.	7,300	108,513
Nippon Hume Corp.	6,000	17,564
Nippon Jogesuido Sekkei Company, Ltd.	28	27,198
Nippon Kanzai Company, Ltd.	3,600	51,235
Nippon Kasei Chemical Company, Ltd.	16,000	26,786
Nippon Kayaku Company, Ltd.	19,000	117,807
Nippon Kinzoku Company, Ltd.	16,000	26,287
Nippon Koei Company, Ltd.	21,000	58,743
Nippon Konpo Unyu Soko Company, Ltd.	12,000	117,424
Nippon Koshuha Steel Company, Ltd.	17,000	17,894
Nippon Light Metal Company, Ltd.	111,000	116,909
Nippon Metal Industry Company, Ltd.	30,000	63,028
Nippon Parking Development Company, Ltd.	293	15,367
Nippon Pillar Packing Company, Ltd.	4,000	14,848
Nippon Piston Ring Company, Ltd.	13,000	14,056
Nippon Road Company, Ltd.	15,000	43,689
Nippon Seiki Company, Ltd. *	10,000	101,728
Nippon Seisen Company, Ltd.	7,000	15,763
Nippon Shinyaku Company, Ltd.	12,000	140,522
Nippon Signal Company, Ltd.	14,300	110,345
Nippon Soda Company, Ltd.	15,000	66,282
Nippon Steel Trading Company, Ltd.	16,000	26,432
Nippon Suisan Kaisha, Ltd.	53,900	151,086
Nippon Synthetic Chemical Industry
Company, Ltd.	16,000	71,115
Nippon System Development Company, Ltd.	12,500	116,060
Nippon Thompson Company, Ltd.	21,000	107,794
Nippon Valqua Industries, Ltd.	25,000	55,689
Nippon Yakin Kogyo Company, Ltd.	13,000	56,820
Nippon Yusoki Company, Ltd.	5,000	11,713
Nippon Zeon Company, Ltd.	43,000	159,466
Nipro Corp.	6,000	112,620
NIS Group Company, Ltd. *	37,913	17,548
Nishimatsu Construction Company, Ltd.	30,000	44,230
Nishimatsuya Chain Company, Ltd.	13,400	109,304
Nissan Shatai Company, Ltd.	20,000	148,833
Nissei Corp.	6,000	40,949
Nissei Plastic Industrial Company, Ltd.	4,000	11,591
Nissen Company, Ltd.	12,600	55,229
Nisshin Fudosan Company, Ltd.	3,000	10,936
Nisshin Oillio Group, Ltd.	25,000	129,946
Nissin Corp.	21,000	44,737

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nissin Electric Company, Ltd.	16,000	$73,810
Nissin Kogyo Company, Ltd.	8,200	100,823
Nissin Sugar Manufacturing Company, Ltd.	12,000	24,073
Nissui Pharmaceutical Company, Ltd.	5,000	39,479
Nitta Corp.	6,600	94,160
Nittan Valve Company, Ltd.	4,000	13,079
Nittetsu Mining Company, Ltd.	17,000	77,498
Nitto Boseki Company, Ltd.	74,000	132,470
Nitto Kogyo Corp.	8,300	67,538
Nitto Kohki Company, Ltd.	3,700	74,444
Nitto Seiko Company, Ltd.	8,000	21,602
NOF Corp.	38,000	143,896
Nohmi Bosai, Ltd.	7,000	56,401
Nomura Company, Ltd.	12,000	31,150
Noritake Company, Ltd.	31,000	94,241
Noritsu Koki Company, Ltd.	5,300	44,516
Noritz Corp.	5,100	64,330
Nosan Corp.	18,000	42,943
NS Solutions Corp.	4,000	55,229
Obayashi Road Corp.	23,000	44,628
Oenon Holdings, Inc.	9,000	19,319
Oiles Corp.	8,500	122,258
Oita Bank, Ltd.	28,000	147,075
Okabe Company, Ltd.	14,000	56,085
Okamoto Industries, Inc.	22,000	78,431
Okamura Corp.	16,000	84,571
Okano Valve Manufacturing Company	4,000	31,416
Okasan Holdings, Inc.	22,000	98,947
Oki Electric Industry Company, Ltd. *	74,000	78,009
Okinawa Electric Power Company, Inc.	1,500	79,437
OKK Corp.	10,000	9,516
Okuma Holdings, Inc.	34,000	158,618
Okumura Corp. (a)	35,000	132,567
Okura Industrial Company, Ltd.	8,000	22,196
Okuwa Company, Ltd.	5,000	55,129
Olympic Corp.	4,600	29,937
O-M, Ltd.	8,000	29,891
OMC Card, Inc. *	25,655	59,148
ONO Sokki Company, Ltd.	5,000	21,831
Onoken Company, Ltd.	4,500	45,935
Organo Corp.	10,000	81,300
Oriental Yeast Company, Ltd.	6,000	26,054
Origin Electric Company, Ltd.	6,000	16,361
Osaka Steel Company, Ltd.	3,600	63,761
Osaki Electric Company, Ltd.	8,000	73,863
OSG Corp.	18,800	133,233
Oyo Corp.	6,000	64,736
Pacific Industrial Company, Ltd.	12,000	38,258
PanaHome Corp.	18,000	104,500
Paramount Bed Company, Ltd.	5,000	68,029
Parco Company, Ltd.	17,200	133,903
Paris Miki, Inc.	9,200	88,454
Pasco Corp. *	10,000	20,403
Pasona Group, Inc.	89	49,040
PCA Corp.	1,500	13,759
Penta-Ocean Construction Company, Ltd.	74,000	107,482

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
PIA Corp. *	2,600	$30,377
Pigeon Corp. (a)	4,700	119,180
Pilot Corp.	46	53,895
Piolax, Inc.	2,900	41,181
Press Kogyo Company, Ltd.	31,000	57,260
Prima Meat Packers, Ltd.	55,000	70,144
PS Mitsubishi Construction Company, Ltd. *	6,400	28,140
Raito Kogyo Company, Ltd.	9,900	23,216
Rasa Industries, Ltd. (a)	18,000	24,350
Renown, Inc. *	8,000	12,312
Resort Solution Company, Ltd.	9,000	15,124
Resorttrust, Inc.	11,100	106,824
Rhythm Watch Company, Ltd.	40,000	43,498
Ricoh Leasing Company, Ltd.	4,800	84,789
Right On Company, Ltd.	3,900	30,887
Riken Corp.	25,000	67,075
Riken Keiki Company, Ltd.	4,000	24,486
Riken Technos Corp.	8,000	14,994
Riken Vitamin Company, Ltd.	2,000	57,372
Ringer Hut Company, Ltd.	4,800	65,939
Risa Partners, Inc.	52	34,323
Rock Field Company, Ltd.	1,800	22,510
Roland Corp.	6,100	69,048
Round One Corp.	10,700	99,975
Royal Holdings Company, Ltd. (a)	8,100	86,237
Ryobi, Ltd.	40,000	111,595
Ryoden Trading Company, Ltd.	10,000	50,563
Ryosan Company, Ltd.	6,900	156,091
Ryoshoku, Ltd.	2,500	60,473
Ryoyo Electro Corp.	6,900	57,914
S Foods, Inc.	7,500	60,688
S Science Company, Ltd. *	102,000	2,141
Sagami Chain Company, Ltd.	4,000	37,018
Saibu Gas Company, Ltd. (a)	59,000	152,509
Saizeriya Company, Ltd.	9,700	114,840
Sakai Chemical Industry Company, Ltd.	29,000	105,581
Sakai Heavy Industries, Ltd.	9,000	16,012
Sakai Ovex Company, Ltd.	20,000	19,623
Sakata INX Corp.	17,000	54,637
Sakata Seed Corp.	7,400	102,667
Sala Corp.	8,000	43,282
San-Ai Oil Company, Ltd.	16,000	64,577
Sanden Corp.	34,000	71,669
Sanei-International Company, Ltd.	4,100	28,320
Sankei Building Company, Ltd.	8,700	44,561
Sanken Electric Company, Ltd.	32,000	134,717
Sanki Engineering Company, Ltd.	16,000	115,841
Sankyo Seiko Company, Ltd.	12,300	22,761
Sankyo-Tateyama Holdings, Inc.	82,000	65,879
Sanoh Industrial Company, Ltd.	8,700	38,180
Sanrio Company, Ltd.	10,700	86,601
Sanshin Electronics Company, Ltd.	9,000	65,677
Sanwa Shutter Corp.	50,000	152,814
Sanyo Chemical Industries, Ltd.	14,000	70,357
Sanyo Denki Company, Ltd.	15,000	42,138
Sanyo Shokai, Ltd.	29,000	100,973

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sanyo Special Steel Company, Ltd.	32,000	$134,637
Sasebo Heavy Industries Company, Ltd.	32,000	72,180
Sato Corp.	7,300	69,476
Sato Shoji Corp.	6,000	32,375
Satori Electric Company, Ltd.	2,400	11,430
Secom Techno Service Company, Ltd.	1,500	39,879
Seibu Electric Industry Company, Ltd.	3,000	12,326
Seika Corp.	16,000	37,007
Seikagaku Corp.	7,100	72,411
Seiko Corp.	23,000	62,899
Seiren Company, Ltd.	14,800	66,357
Sekisui Jushi Corp.	10,000	82,045
Sekisui Plastics Company, Ltd.	22,000	68,141
Senko Company, Ltd.	24,000	73,050
Senshu Electric Company, Ltd.	1,500	15,232
Senshukai Company, Ltd.	10,300	67,680
Shibaura Mechatronics Corp.	8,000	35,796
Shibusawa Warehouse Company, Ltd. (a)	17,000	67,596
Shibuya Kogyo Company, Ltd.	3,300	25,799
Shikibo, Ltd.	20,000	28,417
Shikoku Bank, Ltd.	40,000	147,337
Shikoku Chemicals Corp.	15,000	59,850
Shikoku Coca-Cola Bottling Company, Ltd.	4,900	41,703
Shima Seiki Manufacturing, Ltd.	5,400	138,923
Shimachu Company, Ltd.	5,600	111,875
Shimizu Bank, Ltd.	2,400	95,970
Shin Nippon Air Technologies Company, Ltd.	4,500	34,540
Shinagawa Refractories Company, Ltd.	16,000	34,971
Shindengen Electric Manufacturing
Company, Ltd.	21,000	44,391
Shin-Etsu Polymer Company, Ltd.	14,700	83,278
Shinkawa, Ltd.	5,500	71,825
Shin-Keisei Electric Railway Company, Ltd.	10,000	34,344
Shinko Electric Company, Ltd. (a)	24,000	58,487
Shinko Plantech Company, Ltd.	9,900	94,132
Shinko Shoji Company, Ltd.	5,300	43,900
Shinko Wire Company, Ltd.	11,000	21,802
Shin-Kobe Electric Machinery Company, Ltd.	6,000	49,658
Shinmaywa Industries, Ltd.	29,000	96,475
Shinnihon Corp.	8,000	12,555
Shinsho Corp.	13,000	23,275
Shinwa Kaiun Kaisha, Ltd.	21,000	65,348
Shiroki Corp.	21,000	40,620
Shizuki Electric Company, Inc.	8,000	28,401
Shizuoka Gas Company, Ltd.	14,000	74,755
SHO-BOND Holdings Company, Ltd.	4,200	78,737
Shobunsha Publications, Inc.	2,400	13,041
Shochiku Company, Ltd.	17,000	126,333
Shoko Company, Ltd. (a)	20,000	22,510
Showa Aircraft Industry Company, Ltd.	3,000	11,664
Showa Corp.	16,100	71,012
Showa KDE Company, Ltd.	10,000	10,000
Showa Sangyo Company, Ltd.	29,000	83,576
Siix Corp.	4,000	16,949
Silver Seiko, Ltd. *	70,000	6,637
Sinanen Company, Ltd.	13,000	68,296

The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sintokogio, Ltd.	13,300	$102,612
SMK Corp.	21,000	74,497
Snow Brand Milk Products Company, Ltd.	46,500	137,904
SNT Corp.	7,000	21,073
Soda Nikka Company, Ltd.	4,000	12,033
Sodick Company, Ltd.	13,100	32,299
Soft99 Corp.	3,500	15,950
Sogo Medical Company, Ltd.	1,400	31,041
Sohgo Security Services Company, Ltd.	13,500	123,194
Sorun Corp.	4,700	26,236
Space Company, Ltd.	4,200	28,900
SRA Holdings, Inc.	3,300	27,458
SSP Company, Ltd.	10,000	53,310
ST Chemical Company, Ltd.	3,600	35,645
St. Marc Holdings Company, Ltd.	1,700	50,431
Star Micronics Company, Ltd.	10,900	102,317
Starzen Company, Ltd.	14,000	32,649
Stella Chemifa Corp.	2,300	72,981
Sugimoto & Company, Ltd.	2,000	17,384
Sumida Corp.	4,100	22,980
Suminoe Textile Company, Ltd.	11,000	14,008
Sumiseki Holdings, Inc. *	9,800	11,034
Sumisho Computer Systems Corp.	5,400	77,502
Sumitomo Densetsu Company, Ltd.	8,300	41,804
Sumitomo Light Metal Industries, Ltd.	82,000	95,187
Sumitomo Mitsui Company, Ltd. *	61,900	65,105
Sumitomo Osaka Cement Company, Ltd.	44,000	100,474
Sumitomo Pipe & Tube Company, Ltd.	6,000	32,002
Sumitomo Precision Products Company, Ltd.	6,000	24,220
Sumitomo Real Estate Sales Company, Ltd.	1,900	83,991
Sumitomo Seika Chemicals Company, Ltd.	13,000	50,598
Sumitomo Warehouse Company, Ltd.	33,952	139,707
Sun Wave Corp.	11,000	16,659
Sunx, Ltd.	5,400	17,010
SWCC Showa Holdings Company, Ltd.	80,000	68,646
SxL Corp. *	25,000	14,994
SystemPro Company, Ltd.	49	21,375
T. Hasegawa Company, Ltd.	6,900	71,436
T. Rad Company, Ltd.	15,000	30,941
Tachibana Eletech Company, Ltd.	4,000	29,472
Tachikawa Corp.	4,600	21,528
Tachi-S Company, Ltd.	8,300	53,992
Tadano, Ltd.	25,000	130,558
Taihei Dengyo Kaisha, Ltd.	9,000	91,000
Taihei Kogyo Company, Ltd.	12,000	38,040
Taiheiyo Kaiun Company, Ltd. *	13,000	16,846
Taiho Kogyo Company, Ltd.	7,900	57,885
Taikisha, Ltd.	9,000	97,482
Taisei Lamick Company, Ltd.	900	19,187
Taisei Rotec Corp.	18,000	30,647
Taiyo Yuden Company, Ltd.	13,000	136,456
Takagi Securities Company, Ltd.	15,000	25,128
Takamatsu Corp.	4,600	67,940
Takano Company, Ltd.	2,000	12,225
Takaoka Electric Manufacturing Company, Ltd.	18,000	55,184
Takara Holdings, Inc.	33,000	193,493

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takara Printing Company, Ltd.	3,300	$29,104
Takara Standard Company, Ltd.	20,000	114,809
Takasago International Corp.	23,000	121,321
Takasago Thermal Engineering Company, Ltd.	7,000	55,614
Takiron Company, Ltd.	10,000	28,007
Takisawa Machine Tool Company, Ltd.	3,000	2,502
Takuma Company, Ltd.	19,000	40,175
Tamura Corp.	22,000	71,338
Tamura Taiko Holdings, Inc.	9,000	12,116
Tasaki Shinju Company, Ltd.	7,000	4,640
Tatsuta Electric Wire & Cable Company, Ltd.	12,000	29,011
Tayca Corp.	11,000	29,245
TBK Company, Ltd.	3,000	5,210
TCM Corp.	22,000	30,670
Teac Corp. *	67,000	35,269
Techno Ryowa, Ltd.	4,900	26,699
TECMO KOEI HOLDINGS COMPANY, LTD. *	9,800	71,895
Teikoku Electric Manufacturing Company, Ltd.	2,000	39,943
Teikoku Piston Ring Company, Ltd.	4,800	20,711
Teikoku Sen-I Company, Ltd.	6,000	24,178
Teikoku Tsushin Kogyo Company, Ltd.	10,000	24,498
Tekken Corp. *	41,000	41,884
Telepark Corp.	44	57,560
Tenma Corp.	5,700	59,688
The Fuji Fire and Marine Insurance Company,
Ltd.	33,000	47,315
The Pack Corp.	4,800	80,498
Tigers Polymer Corp.	2,000	7,437
TKC Corp.	4,900	93,619
TOA Corp.	58,000	78,631
TOA Oil Company, Ltd.	22,000	30,798
TOA Road Corp.	15,000	35,182
Toagosei Company, Ltd.	48,000	124,228
Tobishima Corp. *	107,500	40,739
Tobu Store Company, Ltd.	14,000	44,702
TOC Company, Ltd.	29,500	112,013
Tocalo Company, Ltd.	4,300	59,586
Tochigi Bank, Ltd.	22,000	109,589
Toda Kogyo Corp.	9,000	36,278
Todentsu Corp.	6,000	10,680
Toei Company, Ltd.	16,000	68,976
Toenec Corp.	12,000	60,174
Toho Bank, Ltd.	20,000	78,267
Toho Company, Ltd.	12,000	43,629
Toho Real Estate Company, Ltd.	7,000	34,520
Toho Titanium Company, Ltd. (a)	7,000	122,587
Toho Zinc Company, Ltd.	14,000	59,488
Tohoku Bank, Ltd.	15,000	23,023
Tohto Suisan Company, Ltd.	5,000	7,821
Tokai Carbon Company, Ltd.	22,000	106,297
Tokai Corp.	12,000	47,333
Tokai Kanko Company, Ltd.	62,000	22,870
Tokai Rubber Industries, Ltd.	8,000	80,226
Tokai Tokyo Securities Company, Ltd.	51,000	148,326
Tokimec, Inc.	13,000	20,648
Toko Electric Corp.	8,000	19,762

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toko, Inc. *	16,000	$24,076
Tokushima Bank, Ltd.	23,000	115,772
Tokushu Tokai Holdings Company, Ltd.	25,000	70,508
Tokyo Dome Corp.	40,000	133,425
Tokyo Electron Device, Ltd.	22	28,429
Tokyo Energy & Systems, Inc.	9,000	77,528
Tokyo Kikai Seisakusho, Ltd.	10,000	16,617
Tokyo Ohka Kogyo Company, Ltd.	4,500	86,555
Tokyo Rakutenchi Company, Ltd.	9,000	36,114
Tokyo Rope Manufacturing Company, Ltd.	34,000	94,927
Tokyo Sangyo Company, Ltd.	9,500	26,928
Tokyo Seimitsu Company, Ltd.	4,100	50,375
Tokyo Style Company, Ltd.	14,000	107,861
Tokyo Tekko Company, Ltd.	10,000	39,442
Tokyo Theatres Company, Inc.	18,000	36,204
Tokyo Tomin Bank, Ltd.	7,600	125,118
Tokyotokeiba Company, Ltd.	49,000	74,927
Tokyu Community Corp.	3,200	64,340
Tokyu Construction Company, Ltd. (a)	22,940	68,299
Tokyu Livable, Inc.	4,400	31,398
Tokyu Recreation Company, Ltd.	6,000	34,116
Toli Corp.	10,000	19,243
Tomato Bank, Ltd.	27,000	64,978
Tomen Electronics Corp.	4,000	38,727
Tomoe Corp.	8,000	20,170
Tomoegawa Company, Ltd. * (a)	12,000	25,061
Tomoku Company, Ltd.	16,000	30,888
Tomy Company, Ltd. (a)	18,500	110,528
Tonami Transportation Company, Ltd.	23,000	56,055
Topcon Corp.	15,500	89,246
Topre Corp.	11,500	92,936
Topy Industries, Ltd.	58,000	100,794
Tori Holdings Company, Ltd. *	73,000	3,834
Torigoe Company, Ltd.	5,000	37,081
Torii Pharmaceutical Company, Ltd.	4,300	64,472
Torishima Pump Manufacturing Company, Ltd.	5,000	75,943
Toshiba Machine Company, Ltd.	33,000	127,957
Toshiba Plant Systems & Services Corp.	9,000	100,430
TOSHIBA TEC CORP.	30,000	122,645
Tosho Printing Company, Ltd.	21,000	52,686
Totetsu Kogyo Company, Ltd.	6,000	29,983
Tottori Bank, Ltd.	23,000	62,619
Towa Bank, Ltd. *	46,000	24,644
Towa Corp.	4,900	18,790
Towa Pharmaceutical Company, Ltd.	2,100	92,882
Toyo Construction Company, Ltd.	80,000	52,370
Toyo Corp.	8,400	82,601
Toyo Electric Manufacturing Company, Ltd.	6,000	38,015
Toyo Engineering Corp.	30,000	107,541
Toyo Ink Manufacturing Company, Ltd.	41,000	116,556
Toyo Kanetsu KK	36,000	67,729
Toyo Kohan Company, Ltd.	16,000	75,391
Toyo Machinery & Metal Company, Ltd.	4,000	6,123
Toyo Securities Company, Ltd. *	19,000	38,070
Toyo Sugar Refining Company, Ltd.	16,000	17,828
Toyo Tire & Rubber Company, Ltd.	40,000	93,535

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toyo Wharf & Warehouse Company, Ltd.	17,000	$23,811
Toyobo Company, Ltd.	71,064	107,316
Trans Cosmos, Inc.	8,800	82,570
Trusco Nakayama Corp.	5,800	83,816
Tsubakimoto Chain Company, Ltd.	36,000	124,525
Tsubakimoto Kogyo Company, Ltd.	10,000	22,625
Tsudakoma Corp.	20,000	26,459
Tsugami Corp.	14,000	28,730
Tsukishima Kikai Company, Ltd.	7,000	38,081
Tsurumi Manufacturing Company, Ltd.	4,000	24,311
Tsutsumi Jewelry Company, Ltd.	3,000	55,173
TTK Company, Ltd.	6,000	22,991
TYK Corp.	8,000	18,910
Ube Material Industries, Ltd.	12,000	23,324
Uchida Yoko Company, Ltd.	13,000	42,223
Unicharm Petcare Corp.	3,000	86,421
Uniden Corp.	19,000	71,764
Unimat Life Corp.	5,400	49,812
Union Tool Company, Ltd.	3,000	78,393
Unitika, Ltd.	114,000	103,579
U-Shin, Ltd.	6,700	28,902
Utoc Corp.	4,300	14,021
Valor Company, Ltd.	9,900	75,643
Venture Link Company, Ltd. *	9,800	2,370
VITAL KSK HOLDINGS, Inc. *	12,300	73,196
Wakachiku Construction Company, Ltd. *	17,000	11,328
Warabeya Nichiyo Company, Ltd.	4,000	49,980
Watabe Wedding Corp.	2,000	33,579
Watami Company, Ltd.	5,000	96,465
Weathernews, Inc.	1,900	24,634
Wood One Company, Ltd.	13,000	41,024
Xebio Company, Ltd.	5,800	107,878
Yahagi Construction Company, Ltd.	8,000	54,663
Yaizu Suisankagaku Industry Company, Ltd.	2,700	28,043
Yamabiko Corp. *	2,700	38,148
Yamagata Bank, Ltd.	31,000	145,732
Yamaichi Electronics Company, Ltd.	3,100	6,641
Yamanashi Chuo Bank, Ltd.	30,686	157,856
Yamatane Corp.	20,000	22,825
Yamazen Corp.	13,400	43,685
Yaoko Company, Ltd.	1,500	43,658
Yasuda Warehouse Company, Ltd.	4,000	29,279
Yellow Hat, Ltd.	3,600	13,669
Yodogawa Steel Works, Ltd.	29,000	152,340
Yokogawa Bridge Corp.	11,000	94,743
Yokohama Reito Company, Ltd.	12,000	73,129
Yokowo Company, Ltd.	2,800	13,371
Yomeishu Seizo Company, Ltd.	4,000	36,879
Yomiuri Land Company, Ltd.	13,000	39,768
Yondenko Corp.	7,000	34,943
Yonekyu Corp.	6,000	59,782
Yorozu Corp.	5,600	53,751
Yoshimoto Kogyo Company, Ltd.	8,900	85,132
Yoshinoya D&C Company, Ltd.	116	128,191
Yuasa Funashoku Company, Ltd.	4,000	8,107
Yuasa Trading Company, Ltd.	50,000	55,429

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yuken Kogyo Company, Ltd.	14,000	$24,721
Yuki Gosei Kogyo Company, Ltd.	7,000	22,135
Yukiguni Maitake Company, Ltd. (a)	10,200	40,788
Yuraku Real Estate Company, Ltd.	13,000	25,540
Yurtec Corp.	13,000	66,712
Yushin Precision Equipment Company, Ltd.	2,100	33,128
Yushiro Chemical Industry Company, Ltd.	3,300	31,641
Zenrin Company, Ltd.	5,000	73,202
Zensho Company, Ltd.	14,800	77,142
Zeria Pharmaceutical Company, Ltd.	7,000	78,407
Zuken, Inc.	6,100	41,192

		59,167,118
Netherlands - 2.00%
Aalberts Industries NV	10,885	107,746
Accell Group NV	2,364	80,664
Arcadis NV	10,163	159,354
ASM International NV *	9,865	141,120
BE Semiconductor Industries NV *	9,412	25,624
Beter Bed Holding NV	4,270	54,598
Brunel International NV	2,953	54,395
Crown Van Gelder NV	152	1,345
Crucell NV, ADR *	1,501	33,097
Crucell NV *	5,893	129,643
Draka Holding NV *	4,974	64,902
Eriks Group NV	2,329	156,152
Exact Holdings NV	3,687	88,954
Fornix Biosciences NV	1,231	11,721
Fugro NV (a)	9,031	377,767
Gamma Holding NV *	586	3,243
Grontmij NV	3,818	96,259
Heijmans NV *	4,595	31,992
ICT Automatisering NV	1,167	7,998
Imtech NV	5,892	117,955
InnoConcepts NV (a)	4,554	21,276
KAS Bank NV	3,349	56,806
Kendrion NV	3,294	34,478
Koninklijke BAM Groep NV	15,585	145,548
Koninklijke Boskalis Westinster NV	8,760	218,604
Koninklijke Ten Cate NV	4,968	119,408
Koninklijke Vopak NV	3,811	189,804
Laurus NV *	23,428	91,718
Macintosh Retail Group NV	3,221	44,827
Nederlandsche Apparatenfabriek NEDAP NV	441	9,899
Nutreco Holding NV	4,020	166,390
Oce NV	9,198	64,179
OPG Groep NV	11,004	138,683
Ordina NV *	10,287	49,764
Samas NV *	11,681	5,077
SBM Offshore NV	17,801	302,550
Sligro Food Group NV	4,149	110,000
Smit Internationale NV	1,563	92,249
Telegraaf Media Groep NV	7,717	139,573
TKH Group NV	8,719	124,085
Unit 4 Agresso NV *	5,229	80,380
USG People NV *	13,646	175,078
Van der Moolen Holding NV *	13,465	35,763

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Wavin NV	16,521	$53,877

		4,214,545
New Zealand - 0.64%
Air New Zealand, Ltd.	82,318	56,071
Ebos Group, Ltd.	3,083	9,902
Fisher & Paykel Appliances Holdings, Ltd.	73,674	52,185
Fisher & Paykel Healthcare Corp.	101,754	189,343
Freightways, Ltd.	29,559	56,907
Hallenstein Glasson Holdings, Ltd.	11,055	17,658
Hellaby Holdings, Ltd.	12,709	5,558
Infratil, Ltd.	103,050	110,574
Mainfreight, Ltd.	21,440	62,340
New Zealand Exchange, Ltd. *	2,076	10,606
New Zealand Oil & Gas, Ltd. *	76,725	78,823
New Zealand Refining Company, Ltd.	34,998	159,440
Nuplex Industries, Ltd.	209,320	62,579
PGG Wrightson, Ltd.	38,085	33,158
Port of Tauranga, Ltd.	22,511	87,507
Pumpkin Patch, Ltd.	30,500	24,817
Ryman Healthcare, Ltd.	83,661	88,712
Sanford, Ltd.	9,723	36,157
Sky City Entertainment Group, Ltd.	68,549	126,231
Steel & Tube Holdings, Ltd.	7,400	14,017
Tower, Ltd.	53,912	58,149

		1,340,734
Norway - 1.09%
Acergy SA	4,757	48,228
Acta Holding ASA *	30,000	12,049
Aktiv Kapital ASA *	5,600	31,324
Austevoll Seafood ASA *	29,000	106,405
Birdstep Technology ASA *	21,000	9,890
Blom ASA *	7,600	14,898
BW Offshore, Ltd. *	64,000	72,964
Camillo Eitzen & Company ASA *	5,800	8,752
Cermaq ASA *	5,800	40,204
Copeinca ASA * (a)	15,800	45,527
Det Norske Oljeselskapb ASA *	85,720	110,763
DOF ASA *	9,100	44,736
EDB Business Partner ASA *	15,000	34,826
Eitzen Chemical ASA *	26,000	13,536
Ekornes ASA	10,400	127,309
Electromagnetic GeoServices ASA *	2,600	2,526
Eltek ASA *	14,600	5,365
Ementor ASA	22,653	79,645
Farstad Shipping ASA	4,400	80,007
Ganger Rolf ASA	4,377	101,028
Kongsberg Automotive ASA *	11,000	8,853
Kverneland Gruppen ASA *	19,000	12,636
Nordic Semiconductor ASA	7,500	22,012
Norse Energy Corp. ASA *	62,000	36,778
Norske Skogindustrier ASA *	51,000	99,961
Norwegian Air Shuttle ASA *	2,792	25,053
Odfjell ASA	6,507	43,573
ODIM ASA (a)	7,900	46,639
Petrolia Drilling ASA *	165,000	14,567

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
PhotoCure ASA *	1,408	$7,594
ProSafe ASA	7,000	35,720
Prosafe Production Public, Ltd. *	8,635	19,594
Q-Free ASA *	22,000	54,274
Scana Industrier ASA	28,396	24,143
Schibsted ASA	10,200	128,131
Sevan Marine ASA * (a)	55,533	74,534
Solstad Offshore ASA	4,000	54,420
Songa Offshore SE *	22,500	61,860
Sparebanken Midt-Norge ASA	10,452	61,921
Subsea 7 Inc *	7,600	80,595
Tandberg ASA	1,400	23,295
TGS Nopec Geophysical Company ASA *	10,385	103,302
Tomra Systems ASA	17,056	67,203
TTS Marine ASA *	6,100	9,346
Veidekke ASA	18,700	98,352
Wilhelm Wilhelmsen ASA	5,400	85,882

		2,290,220
Portugal - 0.49%
Altri SGPS SA	12,342	42,481
Banco BPI SA	36,329	102,644
Finibanco Holding SGPS SA *	5,017	12,441
Impresa, SGPS SA *	29,906	33,097
Investimentos Participacoes e Gestao SA *	57,093	44,009
Mota Engil, SGPS SA	18,540	85,848
Novabase SGPS SA *	5,234	36,659
Pararede SGPS SA *	19,555	24,169
Portucel - Empresa Produtora de Pasta e
Papel SA	52,152	124,326
PT Multimedia.com, SGPS, SA (a)	22,874	130,496
SAG GEST-Solucoes Automovel Globais
SGPS SA	9,334	14,272
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	13,425	119,092
Sonae Industria, SGPS SA *	21,800	72,878
Sonae, SGPS SA	42,153	42,804
Sonaecom, SGPS SA *	36,742	98,748
Teixeira Duarte-Engenharia & Construcoes SA	37,298	51,916

		1,035,880
Singapore - 1.65%
Allgreen Properties, Ltd.	153,000	111,603
Asia Food & Properties, Ltd. *	464,000	92,794
ASL Marine Holdings, Ltd.	37,000	23,354
Beyonics Technology, Ltd.	178,000	22,491
Bonvests Holdings, Ltd.	56,400	32,644
Bukit Sembawang Estates, Ltd.	18,000	43,421
Cerebos Pacific, Ltd.	22,000	45,966
CH Offshore, Ltd.	136,000	47,981
Chartered Semiconductor Manufacturing, Ltd. *	70,670	107,154
China Merchants Holdings Pacific, Ltd.	70,000	24,959
Chip Eng Seng Corp., Ltd.	107,000	30,050
Chuan Hup Holdings, Ltd.	192,000	30,640
Creative Technology, Ltd. *	15,150	42,518
CSC Holdings, Ltd.	191,000	23,345
CSE Global, Ltd.	113,000	49,484
CWT, Ltd.	31,000	10,570

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Delong Holdings, Ltd. *	45,500	$21,045
Ezra Holdings, Ltd. *	82,000	75,127
FJ Benjamin Holdings, Ltd.	66,000	9,489
Food Empire Holdings, Ltd.	52,800	11,733
Fu Yu Corp., Ltd. *	220,000	12,947
Furama, Ltd.	12,000	8,807
Goodpack, Ltd.	57,000	42,749
Guocoland, Ltd.	64,300	81,124
Hersing Corp., Ltd.	88,000	14,013
Hi-P International, Ltd.	80,000	37,220
Ho Bee Investment, Ltd.	128,000	77,294
Hong Fok Corp., Ltd. *	74,800	26,908
Hong Leong Asia, Ltd.	43,000	42,250
Hotel Plaza, Ltd.	60,000	37,080
Hotel Properties, Ltd.	67,100	83,086
HTL International Holdings, Ltd.	57,000	11,659
HupSteel, Ltd.	100,000	14,363
Hwa Hong Corp., Ltd.	92,000	27,781
Hyflux, Ltd.	62,000	91,584
Innotek, Ltd.	65,000	9,487
Jaya Holdings, Ltd.	102,000	43,274
Jurong Technologies Industrial Corp., Ltd.	83,200	1,440
K1 Ventures, Ltd.	374,000	41,779
Keppel Telecommunications & Transportation
Company, Ltd.	47,000	53,803
Kim Eng Holdings, Ltd.	63,795	74,846
KS Energy Services, Ltd.	48,000	41,956
Low Keng Huat Singapore, Ltd.	110,000	21,499
Manhattan Resources, Ltd. *	61,000	23,341
MediaRing, Ltd. *	145,000	11,691
Metro Holdings, Ltd.	118,000	48,321
MFS Technology, Ltd.	56,000	6,591
Midas Holdings, Ltd.	77,000	36,009
MobileOne, Ltd.	116,000	118,915
NatSteel, Ltd.	41,000	35,887
Orchard Parade Holdings, Ltd. *	70,000	44,666
Osim International, Ltd. *	81,000	14,885
Pan-United Corp., Ltd.	61,000	24,162
Parkway Holdings, Ltd.	161,000	166,449
Petra Foods, Ltd.	46,000	21,997
Raffles Education Corp., Ltd.	285,957	106,709
Rotary Engineering, Ltd.	57,000	25,284
SBS Transit, Ltd.	29,500	32,574
SC Global Developments, Ltd. *	55,000	45,367
Sim Lian Group, Ltd.	42,000	13,958
Singapore Land, Ltd.	38,000	142,400
Singapore Post, Ltd.	177,000	104,222
Singapore Reinsurance Corp., Ltd.	72,000	10,488
Singapore Shipping Corp., Ltd.	90,000	17,881
Sinomem Technology, Ltd. *	76,000	8,989
Sunningdale Tech, Ltd. *	200,000	14,591
Tat Hong Holdings, Ltd.	76,000	58,780
TT International, Ltd. *	190,000	5,920
Tuan Sing Holdings, Ltd. *	188,000	22,415
United Engineers, Ltd.	39,000	43,165
UOB-Kay Hian Holdings, Ltd.	75,000	70,016

The accompanying notes are an integral part of the financial statements.
137

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Venture Corp., Ltd.	27,000	$133,407
WBL Corp., Ltd.	30,000	73,632
Wheelock Properties (S), Ltd.	90,000	104,860
Wing Tai Holdings, Ltd.	84,300	87,530
Yongnam Holdings, Ltd.	247,000	39,544

		3,467,963
South Korea - 0.00%
Pantech & Curitel Communications, Inc. * (e)(j)	882	0
Pantech Company, Ltd. * (e)(j)	1,112	0
Spain - 1.97%
Abengoa SA	7,977	199,222
Adolfo Dominguez SA	1,580	23,790
Amper SA	6,189	56,322
Antena 3 de Television SA	14,478	102,483
Avanzit SA *	25,467	34,666
Azkoyen SA *	6,990	34,099
Banco Guipuzcoano SA	12,997	84,517
Banco Pastor SA	14,006	101,857
Baron de Ley SA *	1,392	51,638
Bolsas y Mercados Espanoles	2,758	88,724
Campofrio Alimentacion SA	7,918	71,954
Cementos Portland Valderrivas SA	1,909	93,192
Construcciones & Auxiliar de Ferrocarriles SA	299	128,097
Corporacion Dermoestetica SA *	3,631	22,606
Duro Felguera SA	12,223	96,989
Ebro Puleva SA	9,693	151,850
Elecnor SA	10,132	119,154
Ercros SA *	305,710	62,778
FAES FARMA SA	20,129	121,873
General de Alquiler de Maquinaria *	6,056	60,647
Gestevision Telecinco SA	2,864	28,279
Grupo Catalana Occidente SA	4,695	75,873
Grupo Empresarial Ence SA	27,493	99,439
Iberia Lineas Aereas de Espana SA	53,275	121,455
Iberpapel Gestion SA	2,124	25,968
La Seda de Barcelona SA	148,568	76,400
Mecalux SA *	3,385	48,934
Miquel y Costas SA	3,706	72,925
Natra SA	4,190	28,694
Natraceutical SA *	49,023	36,278
NH Hoteles SA	17,593	90,943
Obrascon Huarte Lain SA	7,714	143,846
Papeles & Cartones de Europa SA	10,706	47,147
Pescanova SA	1,698	53,395
Prim SA	3,135	27,787
Promotora de Informaciones SA * (a)	27,789	111,841
Prosegur Cia de Seguridad SA	2,415	73,634
Redes Energeticas Nacionais SA	9,082	37,721
Service Point Solutions SA *	25,764	37,960
Sociedad Nacional Inds., Aplicaciones
Celulosa Espanola SA *	18,863	25,415
Sol Melia SA	15,848	88,937
SOS Cuetara SA	12,361	65,562
Tavex Algodonera SA *	8,440	6,609
Tecnicas Reunidas SA	4,345	192,930
Tecnocom, Telecomunicaciones & Energia SA *	9,491	51,437

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Tubacex SA	34,476	$130,171
Tubos Reunidos SA	33,434	101,832
Unipapel SA	2,109	33,538
Urbas Proyectos Urbanisticos SA *	10,449	2,599
Vertice Trescientos Sesenta Grados *	1,265	1,450
Vidrala SA	5,408	113,700
Viscofan SA	9,157	193,953
Vocento SA *	16,004	85,667
Zeltia SA *	18,631	117,260

		4,156,037
Sweden - 1.88%
AarhusKarlshamn AB (a)	8,830	121,154
Acando AB, Series B	14,000	23,753
Active Biotech AB *	4,550	29,988
AddTech AB, Series B	3,800	54,357
Angpanneforeningen AB, Series B	3,400	63,699
Anoto Group AB *	31,000	20,397
Axfood AB	5,039	114,073
Axis Communications AB	9,900	95,060
BE Group AB	7,800	35,404
Beijer Alma AB	5,200	56,414
Beijer Electronics AB	1,777	22,850
Bergman & Beving AB, Series B	6,950	80,425
Bilia AB, Series A *	5,300	32,662
Billerud Aktibolag AB *	11,500	67,527
BioGaia AB	5,360	41,990
Biotage AB	25,000	23,756
Biovitrum AB *	8,300	72,682
Bong Ljungdahl AB, Series B	4,000	12,233
Cardo AB	2,290	48,902
Clas Ohlson AB, Series B	7,150	83,044
Cloetta AB, Class B *	11,625	42,058
Concordia Maritime AB, Series B	6,500	17,255
D. Carnegie & Company AB * (e)(j)	52,789	0
Elekta AB, Series B (a)	11,633	162,095
Enea AB *	3,795	16,812
Eniro AB * (a)	19,745	26,614
Fagerhult AB	600	8,552
G & L Beijer AB	2,000	43,155
Gunnebo AB *	5,274	20,077
Hakon Invest AB	1,900	18,366
Haldex AB *	8,300	51,649
Hemtex AB	3,578	12,576
Hemtex AB *	1,430	4,970
HIQ International AB *	18,000	64,181
Hoganas AB, Series B	5,760	67,913
Industrial & Financial Systems AB	5,600	47,055
Indutrade AB	5,550	87,765
Intrum Justitia AB	7,011	71,390
JM AB *	15,984	113,477
KappAhl Holding AB	13,900	68,929
Lagercrantz AB	4,000	14,084
Lindab International AB	12,094	111,518
Medivir AB *	4,800	34,649
Mekonomen AB	2,200	33,524
Micronic Laser Systems AB *	7,700	11,221

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Munters AB *	14,350	$72,054
NCC AB (a)	16,100	158,484
Net Insight AB *	50,000	38,781
New Wave Group AB, Series B (a)	6,000	10,912
Nibe Industrier AB, Series B (a)	13,185	120,086
Nobia AB	27,287	106,228
Nolato AB, Series B	4,700	29,908
OEM International AB, Series B	12,643	65,601
ORC Software AB	1,800	31,787
PA Resources AB *	33,946	140,949
Peab AB, Series B (a)	19,597	92,861
Proffice AB *	10,000	22,493
Q-Med AB *	14,300	80,935
Rederi AB Transatlantic, Series B	9,000	31,047
Rezidor Hotel Group AB *	33,400	70,495
RNB Retail & Brands AB *	41,200	34,346
SAS AB *	94,725	51,641
Semcon AB *	4,200	11,404
Sensys Traffic AB	60,000	29,230
Skanditek Industriforvaltning AB	9,500	22,276
SkiStar AB, Series B	5,100	66,913
Studsvik AB	1,200	11,073
Sweco AB, Series B	13,000	73,684
TradeDoubler AB *	6,000	50,937
Trelleborg AB, Series B - New * (a)	57,640	185,100
Trelleborg AB, Series B * (a)	28,820	99,943

		3,959,423
Switzerland - 3.91%
Advanced Digital Broadcast Holdings SA *	1,275	38,528
AFG Arbonia-Forster Holding AG	528	8,920
Allreal Holding AG	565	68,815
Also Holding AG *	779	21,886
Aryzta AG *	9,207	273,045
Ascom Holding AG *	7,392	82,893
Athris Holding AG *	100	71,362
Bachem Holding AG	999	64,912
Bank Coop AG	2,383	150,124
Bank Sarasin & Compagnie AG, Series B *	6,114	190,826
Banque Cantonale de Geneve	76	16,098
Banque Privee Edmond de Rothschild SA	1	28,562
Basilea Pharmaceutica AG *	1,346	108,150
Belimo Holding AG	105	90,745
Bell Holding AG	36	47,312
Berner Kantonalbank *	612	134,286
Bobst Group AG *	2,924	91,813
Bossard Holding AG	1,000	46,954
Bucher Industries AG	1,417	153,038
Burckhardt Compression Holding AG	644	92,423
Card Guard AG *	1,457	26,607
Centralschweizerische Kraftwerke AG	280	98,615
Charles Voegele Holding AG *	2,665	100,569
Clariant AG *	31,173	184,249
Conzzeta Holding AG	70	101,289
Cytos Biotechnology AG *	1,298	18,569
Daetwyler Holding AG	1,795	72,838
Dufry Group AG *	1,867	72,172

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
EFG International, ADR (a)	9,628	$128,686
Eichhof Holding AG	21	3,929
Emmi AG	663	64,456
EMS-Chemie Holding AG	1,755	172,461
Energiedienst Holding AG	1,778	76,056
Flughafen Zuerich AG	749	175,449
Forbo Holding AG *	364	73,610
Galenica Holding AG	701	213,781
Georg Fischer AG *	478	93,832
Gurit Heberlein AG	109	63,383
Helvetia Patria Holding AG	811	220,272
Interroll Holding AG *	144	36,213
Jelmoli Holding AG *	457	168,755
Kaba Holding AG, Series B	621	113,714
Kardex AG *	1,244	40,696
Komax Holding AG	999	56,237
Kudelski SA	6,719	104,100
Kuoni Reisen Holding AG, Series B	509	169,493
LEM Holding SA	350	73,272
Luzerner Kantonalbank AG	283	67,715
Medisize Holding AG	2,022	76,590
Metall Zug AG	29	62,445
Meyer Burger Technology AG *	641	94,128
Mobilezone Holding AG	8,109	54,362
Mobimo Holding AG *	774	114,557
Nobel Biocare Holding AG, Series BR	13,757	319,185
Orell Fuessli Holding AG	223	32,041
Panalpina Welttransport Holding AG	2,569	177,636
Partners Group Holding AG	1,245	123,919
Phoenix Mecano AG	185	51,517
Precious Woods Holding AG *	632	22,530
PubliGroupe SA	531	40,060
Quadrant AG *	737	64,271
Rieter Holding AG *	909	155,428
Romande Energie Holding SA	74	139,720
Schaffner Holding AG *	90	11,633
Schulthess Group AG	805	47,232
Schweiter Technologies AG	263	97,199
Schweizerhall Holding AG	533	91,581
Schweizerische
National-Versicherungs-Gesellschaft AG *	3,720	87,792
Siegfried Holding AG	595	48,471
Sika AG	189	194,999
St. Galler Kantonalbank	470	174,269
Sulzer AG	3,481	234,966
Swissfirst AG	1,224	46,563
Swisslog Holding AG	60,097	43,441
Swissquote Group Holding SA	1,660	89,159
Tamedia AG	591	31,417
Tecan Group AG	2,658	108,002
Temenos Group AG * (a)	6,535	102,741
Tornos SA *	2,391	15,283
Valora Holding AG	738	144,578
Vaudoise Assurances Holding SA	226	38,104
Verwaltungs & Privat Bank AG	465	38,538
Vontobel Holding AG	5,811	150,453

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
VZ Holding AG	879	$47,804
WMH Walter Meier AG, Series A	120	6,465
Ypsomed Holding AG *	908	63,230
Zehnder Group AG	82	73,021
Zuger Kantonalbank	41	150,630

		8,237,670
United Kingdom - 13.63%
A.G. Barr PLC	2,441	49,844
Aberdeen Asset Management PLC	108,473	229,702
Acal PLC	5,883	10,697
AEA Technology PLC *	18,852	5,036
Aegis Group PLC	149,269	198,152
Aga Rangemaster Group PLC	17,247	25,332
Aggreko PLC	26,156	249,182
Alexon Group PLC	6,881	6,255
Alizyme PLC *	58,896	5,612
Alphameric PLC *	33,484	15,281
Anglo Pacific Group PLC	35,012	77,571
Anglo-Eastern Plantations PLC	3,369	20,111
Anite PLC	70,873	38,068
Antisoma PLC *	137,552	63,308
ARC International PLC *	45,915	8,370
Arena Leisure PLC	50,686	15,807
Ark Therapeutics Group PLC *	48,780	39,556
Arm Holdings PLC, ADR	48,858	256,993
Arriva PLC	28,243	204,901
Ashtead Group PLC	142,231	119,552
Assura Group, Ltd. *	58,590	33,668
Aveva Group PLC	7,585	90,347
Avis Europe PLC *	85,382	24,864
Avon Rubber PLC *	11,107	13,913
Axis-Shield PLC *	13,255	64,403
Babcock International Group PLC	32,638	244,596
Barratt Developments PLC *	46,827	121,086
BBA Aviation PLC	68,361	135,094
Beazley Group PLC	95,741	157,372
Bellway PLC	15,528	163,238
Berkeley Group Holdings PLC *	12,625	182,647
Bespak PLC	7,040	42,091
Biocompatibles International PLC	10,935	29,999
Blacks Leisure Group PLC	5,193	3,251
Bloomsbury Publishing PLC	15,244	30,250
BlueBay Asset Management PLC	15,668	47,790
Bodycote PLC	39,345	90,070
Bovis Homes Group PLC	13,533	86,146
BPP Holdings PLC	8,591	79,293
Braemar Seascope Group PLC	1,189	6,676
Brammer PLC	13,505	25,898
Brewin Dolphin Holdings PLC	41,062	92,429
Brit Insurance Holdings PLC	36,517	114,489
British Polythene Industries PLC	4,400	10,444
Britvic PLC	20,538	92,039
BSS Group PLC	20,378	89,997
BTG PLC *	28,558	71,134
Business Post Group PLC	6,109	23,840
Care UK PLC	18,019	88,809

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Carillion PLC	44,283	$192,054
Carpetright PLC	8,793	90,110
Carphone Warehouse Group PLC	72,585	198,578
Castings PLC	7,764	18,321
Catlin Group, Ltd.	50,861	292,711
Centaur Media PLC	37,860	21,554
Charles Stanley Group PLC	5,789	22,398
Charles Taylor Consulting PLC	5,241	15,587
Charter International PLC	23,728	205,017
Chemring Group PLC	5,015	163,404
Chesnara PLC	28,486	66,873
Chime Communications PLC	5,000	8,914
Chloride Group PLC	46,548	115,621
Chrysalis Group PLC *	7,473	6,822
Clarkson PLC	3,067	28,715
Clinton Cards PLC	33,476	12,028
Close Brothers Group PLC	18,402	197,782
Collins Stewart PLC	49,196	60,767
Colt Telecom Group PLC *	73,320	146,982
Communisis PLC	29,820	13,464
Computacenter PLC	34,471	106,278
Connaught PLC	26,116	143,748
Cookson Group PLC *	5,913	26,263
Corin Group PLC	4,524	4,268
Costain Group PLC	147,453	57,963
Cranswick PLC	5,196	53,236
Creston PLC	10,587	10,037
Croda International PLC	19,362	165,481
CSR PLC *	14,919	84,969
D.S. Smith PLC	102,881	121,855
Daily Mail and General Trust PLC	32,295	170,785
Dairy Crest Group PLC	14,905	68,474
Dana Petroleum PLC *	12,353	264,189
Davis Service Group PLC	19,057	96,831
Dawson Holdings PLC	18,937	2,399
De La Rue Plc Group	13,902	186,564
Debenhams PLC	125,507	188,167
Dechra Pharmaceuticals PLC	6,959	45,924
Delta PLC	57,839	112,460
Development Securities PLC	14,917	66,559
Devro PLC	33,835	54,475
Dicom Group PLC	23,156	43,945
Dignity PLC	7,129	65,968
Dimension Data Holdings PLC	240,924	218,939
Diploma PLC	29,370	64,583
Dixons Group PLC	397,888	152,686
Domino Printing Sciences PLC	29,115	102,864
DTZ Holdings PLC	19,551	17,335
Dunelm Group PLC	6,499	24,134
easyJet PLC *	30,683	156,306
Electrocomponents PLC	61,894	146,695
Elementis PLC	144,030	60,529
Emerald Energy PLC *	6,316	55,090
Ennstone PLC	77,985	1,450
Euromoney Institutional Investor PLC	13,969	46,812
Evolution Group PLC	61,725	138,038

The accompanying notes are an integral part of the financial statements.
140

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
F&C Asset Management PLC	69,949	$90,315
Fenner PLC	51,492	73,430
Filtrona PLC	66,655	136,890
Filtronic PLC *	7,589	3,687
Findel PLC	15,671	18,070
Forth Ports PLC	4,084	67,659
Fortune Oil PLC *	359,509	39,779
French Connection Group PLC	23,390	26,045
Fuller Smith & Turner PLC	8,112	65,818
Future PLC	44,714	13,101
Galiform PLC *	112,844	68,100
Galliford Try PLC	100,742	77,070
Game Group PLC	49,235	136,288
Games Workshop Group PLC *	3,609	12,186
Genus PLC	14,237	138,518
Go-Ahead Group PLC	4,501	92,305
Goldshield Group PLC	6,425	34,247
Grafton Group PLC *	43,226	174,352
Greene King PLC	43,272	307,006
Greggs PLC	20,830	134,709
Halfords Group PLC	21,961	115,841
Halma PLC	53,156	141,670
Hampson Industries PLC	46,761	78,061
Hansard Global PLC	11,952	26,453
Hardy Oil & Gas PLC *	12,212	68,655
Hardy Underwriting Bermuda, Ltd.	7,824	35,651
Hargreaves Lansdown PLC	21,220	72,966
Hays PLC	195,587	262,845
Headlam Group PLC	26,325	108,571
Helical Bar PLC	23,786	134,191
Helphire PLC	91,728	61,481
Henderson Group PLC	105,364	139,662
Henry Boot PLC	22,990	26,364
Heritage Oil, Ltd. * (a)	19,736	167,315
Hikma Pharmaceuticals PLC	15,408	107,153
Hill & Smith Holdings PLC	19,511	59,521
Hiscox PLC	53,569	283,240
HMV Group PLC	45,007	89,942
Hochschild Mining PLC	27,852	129,782
Hogg Robinson Group PLC	39,788	14,832
Holidaybreak PLC	9,477	48,001
Homeserve PLC	7,431	167,016
Hunting PLC	14,071	103,581
Huntsworth PLC	22,389	20,167
Hyder Consulting PLC	475	883
IG Group Holdings PLC	48,562	178,612
Imagination Technologies Group PLC *	42,827	57,843
IMI PLC	45,470	256,365
Inchcape PLC	24,252	6,794
Informa PLC	47,547	186,398
Intec Telecom Systems PLC *	40,144	45,291
Intermediate Capital Group PLC	9,643	71,899
International Personal Finance PLC	67,796	85,013
Interserve PLC	32,398	94,622
ITE Group PLC	55,431	80,639
J.D. Wetherspoon PLC	24,171	165,622

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
James Fisher & Sons PLC	11,043	$77,722
Jardine Lloyd Thompson Group PLC	21,139	146,492
JKX Oil & Gas PLC	27,808	97,187
John Menzies PLC	7,960	16,440
John Wood Group PLC	44,277	204,049
Johnston Press PLC *	162,592	64,110
Keller Group PLC	6,780	68,575
Kesa Electricals PLC	61,595	120,798
Kier Group PLC	5,263	86,348
Kingston Communications PLC	123,424	54,533
Ladbrokes PLC	85,476	280,290
Laird Group PLC	48,620	113,825
Laura Ashley Holdings PLC	68,094	17,636
Lavendon Group PLC	9,915	22,075
Liontrust Asset Management PLC	5,127	8,156
Logica PLC	185,914	222,606
Lookers PLC	35,795	30,207
Low & Bonar PLC	45,266	21,308
LSL Property Services PLC *	7,930	15,506
Luminar Group Holdings PLC	16,062	36,492
M.J. Gleeson Group PLC *	11,305	12,906
Management Consulting Group PLC	104,375	52,361
Manganese Bronze Holdings PLC	3,263	8,565
Marshalls PLC	38,912	66,748
Marston's PLC	30,387	84,003
McBride PLC	45,783	100,150
Medusa Mining, Ltd. *	31,637	51,727
Meggitt PLC	74,444	192,359
Melrose PLC	67,203	116,778
Melrose Resources PLC	14,176	61,823
Metalrax Group PLC *	29,412	2,850
Michael Page International PLC	45,889	191,250
Micro Focus International PLC	30,657	196,812
Millennium & Copthorne Hotels PLC	16,903	66,944
Minerva PLC *	48,210	10,008
Misys PLC	69,993	189,441
Mitie Group PLC	37,573	133,284
Mondi PLC	42,716	150,304
Morgan Crucible Company PLC	71,096	123,699
Morgan Sindall PLC	8,215	87,668
Morse PLC	17,420	3,588
Mothercare PLC	17,699	124,455
Mouchel Parkman PLC	27,771	112,025
MWB Group Holdings PLC *	16,610	10,760
N. Brown Group PLC	18,394	74,231
National Express Group PLC	14,547	76,447
Northern Foods PLC	126,835	119,690
Northgate PLC	23,512	60,785
Northumbrian Water Group PLC	65,840	259,106
Novae Group PLC	16,766	102,035
Oxford Biomedica PLC *	90,000	14,496
Oxford Instruments PLC	9,649	22,055
Pace Micro Technology PLC *	44,430	144,200
PartyGaming PLC *	35,444	145,962
Paypoint PLC	15,414	119,070
Pendragon PLC	119,021	48,812

The accompanying notes are an integral part of the financial statements.
141

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Persimmon PLC	42,711	$253,600
Peter Hambro Mining PLC	18,090	194,346
Phoenix IT Group, Ltd.	9,852	24,208
Photo-Me International PLC *	22,753	5,778
Pinewood Shepperton PLC	8,060	19,671
Premier Farnell PLC	51,929	112,493
Premier Foods PLC	306,827	187,058
Premier Oil PLC *	11,284	209,249
Prostrakan Group PLC *	2,053	2,935
Provident Financial PLC	18,750	247,490
Psion PLC	30,129	26,784
Punch Taverns PLC	60,285	143,460
PV Crystalox Solar PLC	68,005	87,062
PZ Cussons PLC	59,341	165,255
Qinetiq PLC	93,898	222,945
Quintain Estates & Development PLC	40,357	32,777
Rank Group PLC *	117,546	122,467
Rathbone Brothers PLC	10,169	133,514
Raymarine PLC	13,480	3,902
REA Holdings PLC	2,127	12,303
Redrow PLC *	37,090	119,187
Regus PLC	142,965	160,112
Renishaw PLC	9,164	67,252
Rensburg Sheppards PLC	5,718	45,028
Restaurant Group PLC	47,761	118,176
Ricardo PlC	13,155	43,712
Rightmove PLC	14,759	84,246
RM PLC	13,965	39,238
Robert Walters PLC	17,416	33,710
Robert Wiseman Dairies PLC	9,457	59,708
ROK PLC	47,492	42,569
Rotork PLC	12,299	170,394
Royalblue Group PLC	5,481	101,187
RPC Group PLC	19,627	47,382
RPS Group PLC	23,867	73,167
Salamander Energy PLC *	26,350	81,691
Savills PLC	29,596	126,849
Scott Wilson Group PLC	138	126
SDL PLC *	16,966	91,025
Senior PLC	114,487	66,700
Severfield Rowen PLC	21,880	70,928
Shanks Group PLC	68,152	107,860
Shore Capital Group PLC	82,607	33,444
SIG PLC	66,079	125,338
Skyepharma PLC *	1,272	3,578
Smiths News PLC	49,558	87,206
Soco International PLC *	6,950	145,525
Southern Cross Healthcare, Ltd. *	50,751	107,165
Spectris PLC	12,897	104,237
Speedy Hire PLC	13,195	27,117
Spirax-Sarco Engineering PLC	10,811	143,909
Spirent Communications PLC, ADR	1,208	5,182
Spirent Communications PLC	100,652	110,649
Sportech PLC *	14,940	17,420
Sports Direct International PLC	54,705	73,630
Spring Group PLC	29,466	19,563

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
SSL International PLC	30,017	$248,181
St James's Place PLC	53,128	142,639
St. Ives Group PLC	24,755	32,301
St. Modwen Properties PLC	19,877	60,494
St. Modwen Properties PLC *	9,938	43,851
Stagecoach Group PLC	78,051	166,030
Sthree PLC	28,317	91,085
STV Group PLC *	6,014	5,516
Taylor Woodrow PLC *	478,410	248,537
Ted Baker PLC	5,384	31,709
Telecom Plus PLC	9,371	42,121
Thorntons PLC	10,805	11,989
Tomkins PLC, SADR	21,690	199,114
Topps Tiles PLC	25,009	36,319
Town Centre Securities PLC	4,430	9,158
Travis Perkins PLC	15,702	137,809
Tribal Group PLC	11,250	16,786
Trinity Mirror PLC	60,100	68,983
TT electronics PLC	41,687	18,112
Tullett Prebon PLC	25,044	120,396
UK Coal PLC *	38,818	94,218
Ultra Electronics Holdings PLC	9,689	173,134
Umeco PLC	12,886	33,766
Uniq PLC *	31,252	9,430
United Business Media, Ltd.	26,971	190,796
UTV Media PLC	12,462	12,450
Vectura Group PLC *	86,275	104,481
Venture Production PLC	18,099	235,792
Victrex PLC	8,814	80,392
Vislink PLC	22,958	9,645
Vitec Group PLC	8,660	37,919
VP PLC	664	1,578
VT Group PLC	25,417	192,509
W.S. Atkins PLC	11,197	93,974
Weir Group PLC	23,506	196,287
Wellstream Holdings PLC	9,675	82,546
WH Smith PLC	18,245	130,217
White Young Green PLC	9,034	4,059
William Hill PLC	98,943	342,114
Wilmington Group PLC	8,311	16,571
Wincanton PLC	33,587	90,093
Wolfson Microelectronics PLC *	35,719	61,917
WSP Group PLC	16,690	56,566
Xaar PLC	17,577	23,578
Xchanging PLC	23,627	68,131
Yell Group PLC	176,417	102,772
Yule Catto & Company PLC	29,330	39,177

		28,720,222
United States - 0.29%
Arsenal Energy, Inc. *	12,500	3,149
Aurora Oil and Gas, Ltd. *	74,000	7,705
Berens Energy, Ltd. *	14,100	7,620
Calian Technologies, Ltd.	500	7,323
Canadian Gold Hunter Corp. *	7,916	3,263
Candente Resource Corp. *	8,600	3,387
Cardero Resource Corp. *	13,100	14,039

The accompanying notes are an integral part of the financial statements.
142

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Chartered Semiconductor Manufacturing,
Ltd., ADR *	1,103	$16,710
Cinch Energy Corp. *	11,600	8,606
City Telecom HK, Ltd.	1,717	7,623
Computer Modelling Group, Ltd.	800	10,625
Diagnocure, Inc. *	10,300	10,567
Eastmain Resources, Inc. *	21,300	25,948
Easyhome, Ltd.	700	5,771
Far West Mining, Ltd. *	4,700	8,610
Formation Capital Corp. *	29,000	9,961
Fortune Minerals, Ltd. *	3,334	1,619
GBS Gold International, Inc. *	30,800	141
Glacier Media, Inc. *	22,800	38,635
Glentel, Inc.	4,200	38,663
Globestar Mining Corp. *	12,700	10,004
Great Panther Resources, Ltd. *	22,200	10,981
Great Plains Exploration, Inc. *	41,500	11,404
Hemisphere GPS, Inc. *	10,400	11,908
Hillsborough Resources, Ltd. *	4,900	1,391
Inter-Citic Minerals, Inc. *	21,300	13,657
Intrinsyc Software International, Inc. *	15,509	1,847
Isotechnika, Inc. *	33,700	4,322
Magellan Aerospace Corp. *	2,240	4,452
Marsulex, Inc.	4,700	40,639
Matrikon, Inc.	3,200	6,448
MDN, Inc. *	17,700	11,187
Midnight Oil Exploration, Ltd. *	5,400	5,391
Minco Silver Corp. *	7,600	14,340
MKS, Inc.	18,100	28,184
Open Range Energy Corp. *	5,000	8,381
Parkbridge Lifestyles Communities, Inc. *	9,830	31,514
Profound Energy, Inc. *	80	117
Prometic Life Sciences, Inc. *	31,089	4,983
Pure Energy Services, Ltd. *	5,900	10,484
Queenston Mining, Inc. *	16,000	64,484
Questerre Energy Corp. *	50,000	59,537
Redcorp Ventures, Ltd. *	9,000	82
Technicoil Corp. *	14,900	5,323
Webtech Wireless, Inc. *	12,200	17,209

		608,234

TOTAL COMMON STOCKS (Cost $301,477,968)		$190,334,594

PREFERRED STOCKS - 0.01%
Australia - 0.01%
Village Roadshow, Ltd., 5.00%	33,387	17,417

TOTAL PREFERRED STOCKS (Cost $81,756)		$17,417

WARRANTS - 0.00%
Australia - 0.00%
UXC, Ltd.
(Expiration Date 03/31/2010, Strike
Price AUD 0.45) *	5,594	101

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Hong Kong - 0.00%
Asia Standard International Group, Ltd.
(Expiration Date 09/07/2009, Strike
Price HKD 0.63) *	474,951	$640
China Sci-Tech Holdings, Ltd.
(Expiration Date 03/09/2011) *	43,840	0
Golden Resorts Group, Ltd.
(Expiration Date 06/09/2010, Strike
Price HKD 0.35) *	100,000	142
ITC Corp., Ltd.
(Expiration Date 11/04/2009, Strike
Price HKD 0.22) *	135,711	175
Lippo, Ltd.
(Expiration Date 07/04/2011, Strike
Price HKD 4.70) *	3,125	52
Matsunichi Communication Holdings, Ltd.
(Expiration Date 08/22/2010, Strike
Price HKD 6.00) *	9,300	45

		1,054

Singapore - 0.00%
Manhattan Resources, Ltd.
(Expiration Date 04/09/2011, Strike
Price SGD 0.70) *	18,300	634

TOTAL WARRANTS (Cost $3,193)		$1,789

RIGHTS - 0.09%
Australia - 0.02%
Alliance Resources, Ltd. (Expiration Date
06/25/2009, Strike Price AUD 0.60) *	3,000	397
APN News & Media, Ltd. (Expiration Date
06/15/2009, Strike Price AUD 1.00) *	13,607	3,269
Charter Hall Group, Ltd (Expiration Date
06/18/2009, Strike Price AUD 0.33) *	39,255	3,144
Hastie Group, Ltd. (Expiration Date
06/10/2009, Strike Price AUD 1.15) *	9,815	943
Macmahon Holdings, Ltd. (Expiration Date
06/09/2009, Strike Price AUD 0.32) *	31,278	877
Pacific Brands, Ltd. (Expiration Date
06/04/2009, Strike Price AUD 0.60) *	130,881	18,868
PanAust, Ltd. (Expiration Date 06/22/2009,
Strike Price AUD 0.28) *	78,603	5,036
Perseus Mining, Ltd. (Expiration Date
06/15/2009, Strike Price AUD 0.82) *	5,047	283

		32,817

Finland - 0.00%
Finnlines Oyj (Expiration Date 06/17/2009,
Strike Price EUR 5.50) *	6,400	1,282
Hong Kong - 0.01%
Champion Technology Holdings, Ltd.
(Expiration Date 06/10/2009, Strike Price
HKD 0.10) *	327,597	5,958
Heng Tai Consumables Group, Ltd.
(Expiration Date 06/03/2009, Strike Price
HKD 0.18) *	162,500	4,192
Pacific Andes International Holdings, Ltd.
(Expiration Date 06/16/2009, Strike Price
HKD 0.60) *	151,306	4,099

		14,249

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
		Shares or
		Principal
		Amount	Value

RIGHTS (continued)
New Zealand - 0.00%
NZX, Ltd. (Expiration Date 06/17/2009, Strike
Price NZD 4.00) *		415	$1,061
Portugal - 0.00%
Finibanco Holding SGPS SA (Expiration Date
06/30/2009, Strike Price EUR 1.25) *		5,017	1,738
Singapore - 0.00%
WBL Corp., Ltd. (Expiration Date 06/02/2009,
Strike Price SGD 1.00) *		22,500	10,904
Sweden - 0.03%
Active Biotech AB (Expiration Date
05/22/2009, Strike Price SEK 20.00) *		4,550	17,859
Eniro AB (Expiration Date 06/11/2009, Strike
Price SEK 5.20) *		59,235	37,966

			55,825
Switzerland - 0.00%
Schweizerische
National-Versicherungs-Gesellschaft AG
(Expiration Date 06/04/2009) *		3,720	4,250
United Kingdom - 0.03%
DSG International PLC (Expiration Date
06/03/2009, Strike Price GBP 0.14) *		284,205	43,593
Travis Perkins PLC (Expiration Date
06/11/2009, Strike Price GBP 3.65) *		10,991	30,378

			73,971

TOTAL RIGHTS (Cost $396,019)			$196,097

COMMON STOCKS - 90.35%
Canada - 7.05%
Quebecor World, Inc.
(missing rate) (missing date)	CAD	21,545	493

TOTAL COMMON STOCKS (Cost $301,477,968)			$190,334,594

SHORT TERM INVESTMENTS - 4.44%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)		$934,922	$9,349,225

TOTAL SHORT TERM INVESTMENTS
(Cost $9,349,225)			$9,349,225

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.99%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$2,075,012 on 06/01/2009,
collateralized by $2,275,000
Federal National Mortgage
Association, 5.5% due 07/14/2028
(valued at $2,117,343, including
interest)	$2,075,000	$2,075,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,075,000)		$2,075,000

Total Investments (International Small Company Fund)
(Cost $313,383,161) - 95.88%		$201,974,122
Other assets and liabilities, net - 4.12%		8,678,847

TOTAL NET ASSETS - 100.00%		$210,652,969

The portfolio had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assets):

Building Materials & Construction	5.78%
Food & Beverages	4.31%
Banking	3.95%
Business Services	3.68%
Industrial Machinery	3.52%

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.15%
Australia - 0.52%
Brambles, Ltd.	1,150,086	$5,461,035
Austria - 1.01%
Telekom Austria AG (a)	685,030	10,580,285
Belgium - 0.73%
Belgacom SA	245,070	7,702,538
Bermuda - 0.39%
PartnerRe, Ltd.	62,580	4,083,971
Brazil - 0.79%
Empresa Brasileira de Aeronautica SA, ADR	435,250	8,348,095
Canada - 0.73%
Biovail Corp.	606,300	7,697,108
China - 1.96%
China Telecom Corp., Ltd.	18,363,589	8,695,516
Shanghai Electric Group Company, Ltd.	24,827,555	11,920,087

		20,615,603
Finland - 1.36%
Stora Enso Oyj, Series R	1,041,000	6,246,075
UPM-Kymmene Oyj	853,141	7,998,719

		14,244,794
France - 11.11%
AXA Group SA	863,786	16,175,557

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Cap Gemini SA (a)	108,320	$4,192,596
Compagnie Generale des Etablissements
Michelin, Class B (a)	89,910	5,468,302
France Telecom SA (a)	1,397,501	34,170,753
GDF Suez	140,010	5,519,709
Sanofi-Aventis SA	330,216	21,036,630
Total SA (a)	375,252	21,720,898
Vivendi SA (a)	315,560	8,330,871

		116,615,316
Germany - 9.25%
Bayerische Motoren Werke (BMW) AG (a)	326,524	11,768,186
Celesio AG (a)	162,540	3,683,719
Deutsche Post AG	971,861	13,444,178
E.ON AG	197,480	6,982,364
Infineon Technologies AG * (a)	2,518,830	8,006,445
Merck KGaA	46,010	4,430,280
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	122,646	17,208,345
SAP AG (a)	394,750	16,994,132
Siemens AG	199,739	14,588,677

		97,106,326
Hong Kong - 1.37%
Hutchison Whampoa, Ltd.	1,836,620	12,857,112
Kingboard Chemical Holdings, Ltd.	590,500	1,530,144

		14,387,256
Israel - 1.95%
Check Point Software Technologies, Ltd. *	877,420	20,487,757
Italy - 1.83%
Autogrill SpA	1,143,515	10,693,740
UniCredit Italiano SpA *	3,242,158	8,525,027

		19,218,767
Japan - 6.80%
Aiful Corp.	49	157
Mitsubishi UFJ Financial Group, Inc.	1,716,800	10,833,544
Nintendo Company, Ltd.	25,600	6,954,838
Olympus Optical Company, Ltd.	298,000	5,867,048
Promise Company, Ltd. (a)	264,600	3,529,793
Sony Corp.	429,514	11,265,937
Takeda Pharmaceutical Company, Ltd.	125,300	4,969,252
Toyota Motor Corp.	312,200	12,506,689
USS Company, Ltd.	271,530	15,433,777

		71,361,035
Netherlands - 4.78%
ING Groep NV	1,496,102	15,956,262
Koninklijke (Royal) Philips Electronics N.V.	537,666	10,133,323
Randstad Holdings NV	482,790	14,905,989
Reed Elsevier NV	760,558	9,180,461

		50,176,035
Norway - 4.22%
Aker Kvaerner ASA	979,950	8,598,961
StatoilHydro ASA	809,080	17,044,887
Telenor ASA	2,204,341	18,638,525

		44,282,373

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia - 0.68%
Gazprom OAO, SADR	308,000	$7,105,560
Singapore - 3.35%
Flextronics International, Ltd. *	4,568,010	18,089,320
Singapore Telecommunications, Ltd.	8,144,000	17,036,271

		35,125,591
South Korea - 3.15%
KB Financial Group, Inc., ADR *	291,671	9,321,805
Samsung Electronics Company, Ltd., GDR (f)	106,764	23,732,890

		33,054,695
Spain - 2.14%
Telefonica SA	1,037,699	22,415,892
Sweden - 1.91%
Ericsson (LM), Series B	1,652,914	15,411,470
Niscayah Group AB	2,955,338	4,612,745

		20,024,215
Switzerland - 7.02%
Adecco SA (a)	488,160	21,300,941
Nestle SA	491,890	17,874,542
Novartis AG	282,470	11,293,502
Roche Holdings AG - Genusschein	37,670	5,140,504
Swiss Re	316,853	10,361,727
UBS AG - CHF *	511,498	7,733,093

		73,704,309
Taiwan - 6.91%
Chunghwa Telecom Company, Ltd., ADR	247,662	4,708,055
Compal Electronics, Inc., GDR (f)	3,013,358	12,732,944
Lite-On Technology Corp., GDR	1,154,109	10,161,237
Lite-On Technology Corp. *	6,360,462	5,649,109
Mega Financial Holding Company, Ltd. *	38,983,000	19,868,511
Taiwan Semiconductor
Manufacturing Company, Ltd. *	10,340,874	19,410,094

		72,529,950
United Kingdom - 21.05%
Aviva PLC	1,990,750	10,991,104
BP PLC	3,265,112	26,950,282
British Sky Broadcasting Group PLC	1,840,516	13,278,443
Compass Group PLC	1,610,677	9,321,106
G4S PLC	3,063,280	10,490,634
GlaxoSmithKline PLC	992,205	16,724,300
HSBC Holdings PLC	678,150	6,193,290
Kingfisher PLC	6,983,770	20,162,006
Marks & Spencer Group PLC	1,848,950	8,508,624
Old Mutual PLC	9,928,392	11,836,299
Pearson PLC	985,766	10,432,592
Persimmon PLC	2,125,840	12,622,349
Premier Foods PLC	8,745,586	5,331,780
Reed Elsevier PLC	106,368	863,483
Rentokil Initial PLC	5,303,917	6,865,558
Royal Dutch Shell PLC, B Shares	797,033	21,673,427
Tesco PLC	1,125,680	6,669,902
Vodafone Group PLC	11,707,036	22,031,416

		220,946,595

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States - 2.14%
ACE, Ltd.	405,496	$17,837,769
Invesco, Ltd.	299,056	4,680,226

		22,517,995

TOTAL COMMON STOCKS (Cost $1,339,689,483)		$1,019,793,096

SHORT TERM INVESTMENTS - 13.18%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$114,891,021	$114,891,021
Paribas Corp.
0.22% due 06/01/2009	23,420,000	23,420,000

TOTAL SHORT TERM INVESTMENTS
(Cost $138,311,021)		$138,311,021

Total Investments (International Value Fund)
(Cost $1,478,000,504) - 110.33%		$1,158,104,117
Other assets and liabilities, net - (10.33)%		(108,389,449)

TOTAL NET ASSETS - 100.00%		$1,049,714,668

The portfolio had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assets):

Telecommunications Equipment & Services	13.28%
Insurance	9.95%
Electronics	6.02%
Pharmaceuticals	5.72%
Business Services	5.46%

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 28.26%
U.S. Treasury Bonds - 26.42%
5.375% due 02/15/2031	$1,000,000	$1,141,406
7.25% due 08/15/2022	1,375,000	1,802,109
7.50% due 11/15/2016	5,450,000	6,998,138
7.875% due 02/15/2021	9,250,000	12,564,124
8.125% due 08/15/2021	3,300,000	4,580,813
8.125% due 08/15/2019 ***	2,900,000	3,977,530
8.75% due 05/15/2017 to 08/15/2020	9,785,000	13,896,882

		44,961,002
U.S. Treasury Notes - 1.84%
3.125% due 08/31/2013	2,000,000	2,091,250
6.50% due 02/15/2010	1,000,000	1,042,891

		3,134,141

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $47,523,395)		$48,095,143

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.75%
Federal Home Loan Mortgage Corp. - 1.82%
4.00% due 11/15/2019	135,265	133,969
5.00% due 03/01/2019 to 12/01/2034	2,857,574	2,942,808
6.50% due 04/01/2029 to 08/01/2034	22,553	24,157

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
7.50% due 06/01/2010 to 05/01/2028		$5,825	$6,292

			3,107,226

Federal National Mortgage
Association - 3.73%
4.654% due 06/01/2013		177,066	186,143
4.86% due 01/01/2015		2,843,218	2,892,515
4.918% due 02/01/2013		257,663	273,048
5.00% due 03/01/2019 to 06/01/2019		1,105,507	1,156,175
5.50% due 08/01/2035 to 11/01/2035		1,091,373	1,131,873
5.63% due 12/01/2011		203,568	217,933
5.937% due 11/01/2011		108,536	116,785
6.046% due 05/01/2012		125,184	135,858
6.085% due 10/01/2011		137,437	148,120
6.095% due 03/01/2012		83,803	90,966
6.50% due 09/01/2031		94	101
7.00% due 06/01/2029		316	346

			6,349,863

Government National Mortgage
Association - 0.15%
6.00% due 12/15/2013 to 04/15/2035		57,412	60,691
6.50% due 06/15/2028 to 08/15/2034		43,598	46,620
7.00% due 11/15/2031 to 10/15/2034		128,906	140,437
8.00% due 07/15/2030 to 10/15/2030		3,445	3,738

			251,486

Housing & Urban Development - 0.05%
7.498% due 08/01/2011		81,000	81,934

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,705,298)			$9,790,509

FOREIGN GOVERNMENT OBLIGATIONS - 1.17%
Brazil - 1.17%
Federative Republic of Brazil
5.875% due 01/15/2019		775,000	780,037
10.00% due 01/01/2017	BRL	2,500,000	1,208,427

			1,988,464

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,710,924)			$1,988,464

CORPORATE BONDS - 44.60%
Aerospace - 0.06%
Goodrich Corp.
7.10% due 11/15/2027		$115,000	107,720
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		5,000	2,450

			110,170

Agriculture - 0.40%
Cargill, Inc.
5.60% due 09/15/2012 (f)		635,000	653,753
Case New Holland, Inc.
7.125% due 03/01/2014		10,000	9,275
Mosaic Company
7.375% due 12/01/2014 (f)		5,000	5,076

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Agriculture (continued)
Mosaic Company (continued)
7.625% due 12/01/2016 (f)	$5,000	$4,975

		673,079

Air Travel - 0.33%
American Airlines Pass Through Trust 2003-01
3.857% due 07/09/2010	17,871	16,496
Continental Airlines, Inc., Series 071A
5.983% due 04/19/2022	30,000	24,600
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	105,463	86,480
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	204,498	163,599
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	8,659	4,849
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022	294,750	270,363

		566,387

Aluminum - 0.04%
Alcan, Inc.
6.45% due 03/15/2011	59,000	59,253
Novelis, Inc.
7.25% due 02/15/2015	3,000	1,973

		61,226

Auto Services - 0.01%
Avis Budget Car Rental LLC
7.625% due 05/15/2014	15,000	10,725
Automobiles - 0.11%
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031	175,000	174,285
Ford Motor Company
7.45% due 07/16/2031	10,000	5,800

		180,085

Banking - 3.43%
BAC Capital Trust XI
6.625% due 05/23/2036	15,000	10,840
BAC Capital Trust XIV
5.63% due 12/31/2049 (b)	10,000	4,611
Bank of America Corp.
4.375% due 12/01/2010	436,000	433,567
5.42% due 03/15/2017	800,000	670,093
5.65% due 05/01/2018	125,000	111,861
5.75% due 12/01/2017	100,000	89,318
Chase Manhattan Corp.
7.00% due 11/15/2009	135,000	137,510
First Republic Bank of San Francisco
7.75% due 09/15/2012	111,000	103,230
First Union National Bank
7.80% due 08/18/2010	350,000	366,696
HBOS PLC
6.00% due 11/01/2033 (f)	210,000	117,867
HSBC Bank USA NA, BKNT
7.00% due 01/15/2039	250,000	251,534
HSBC Holdings PLC
6.80% due 06/01/2038	850,000	800,999
National Australia Bank, Ltd.
8.60% due 05/19/2010	23,000	24,565

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
NB Capital Trust IV
8.25% due 04/15/2027	$15,000	$11,852
NBD Bancorp
8.25% due 11/01/2024	270,000	259,054
Republic New York Corp.
9.50% due 04/15/2014	135,000	143,365
Sanwa Bank, Ltd., New York Branch
7.40% due 06/15/2011	300,000	310,187
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	30,000	29,333
Wachovia Corp.
5.75% due 06/15/2017	385,000	368,011
Wachovia Corp., MTN
5.50% due 05/01/2013	570,000	580,723
Wells Fargo & Company
4.95% due 10/16/2013	1,020,000	1,016,729

		5,841,945

Biotechnology - 0.15%
Amgen, Inc.
6.40% due 02/01/2039	245,000	249,900
Broadcasting - 0.64%
British Sky Broadcasting Group PLC
5.625% due 10/15/2015 (f)	131,000	123,353
CanWest Media, Inc.
8.00% due 09/15/2012 ^	20,000	5,600
CBS Corp.
8.20% due 05/15/2014	335,000	343,137
Liberty Media Corp.
5.70% due 05/15/2013	4,000	3,410
8.25% due 02/01/2030	2,000	1,340
News America Holdings, Inc.
6.90% due 03/01/2019 (f)	100,000	97,781
7.75% due 01/20/2024	453,000	398,265
9.25% due 02/01/2013	109,000	119,698
Sinclair Broadcast Group, Inc.
4.875 due 07/15/2018	6,000	3,870

		1,096,454

Building Materials & Construction - 0.08%
D.R. Horton, Inc.
9.75% due 09/15/2010	14,000	14,245
SCL Terminal Aereo Santiago SA
6.95% due 07/01/2012 (f)	98,631	106,129
Texas Industries, Inc.
7.25% due 07/15/2013	10,000	8,600

		128,974

Business Services - 0.04%
Deluxe Corp.
7.375% due 06/01/2015	50,000	39,500
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	10,000	7,450
Lender Processing Services, Inc.
8.125% due 07/01/2016	5,000	4,925
SunGard Data Systems, Inc.
9.125% due 08/15/2013	13,000	12,513

		64,388

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable & Television - 3.00%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	$8,000	$7,860
Comcast Corp.
5.70% due 05/15/2018	275,000	272,770
5.85% due 11/15/2015	600,000	602,629
COX Communications, Inc.
5.875% due 12/01/2016 (f)	350,000	334,512
7.125% due 10/01/2012	458,000	479,830
CSC Holdings, Inc.
7.625% due 07/15/2018	21,000	19,530
DirecTV Holdings LLC
6.375% due 06/15/2015	15,000	13,650
HSN, Inc.
11.25% due 08/01/2016 (f)	5,000	4,381
Mediacom Broadband LLC
8.50% due 10/15/2015	27,000	24,570
Mediacom LLC/Mediacom Capital Corp.
7.875% due 02/15/2011	5,000	4,875
Quebecor Media, Inc.
7.75% due 03/15/2016	15,000	13,312
7.75% due 03/15/2016	5,000	4,438
Rogers Cable, Inc.
6.25% due 06/15/2013	130,000	133,821
TCI Communications, Inc.
7.875% due 02/15/2026	150,000	146,778
8.75% due 08/01/2015	183,000	205,168
Time Warner Cable, Inc.
5.85% due 05/01/2017	815,000	804,967
6.55% due 05/01/2037	150,000	139,478
8.25% due 02/14/2014	140,000	155,863
Time Warner Companies, Inc.
7.25% due 10/15/2017	60,000	58,612
Time Warner, Inc.
6.75% due 04/15/2011	150,000	157,110
7.70% due 05/01/2032	602,000	551,883
Viacom, Inc.
6.125% due 10/05/2017	600,000	557,634
6.25% due 04/30/2016	252,000	240,877
6.625% due 05/15/2011	175,000	176,836

		5,111,384

Cellular Communications - 0.93%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	94,000	102,173
8.125% due 05/01/2012	56,000	62,277
8.75% due 03/01/2031	397,000	462,473
Cingular Wireless LLC
7.125% due 12/15/2031	67,000	69,239
Cricket Communications, Inc.
9.375% due 11/01/2014	5,000	4,975
MetroPCS Wireless, Inc.
9.25% due 11/01/2014 (f)	10,000	10,000
Rogers Wireless, Inc.
9.625% due 05/01/2011	27,000	28,874
Verizon Wireless Capital LLC
5.55% due 02/01/2014 (f)	595,000	629,213
Vodafone Group PLC
7.75% due 02/15/2010	211,000	218,653

		1,587,877

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals - 0.37%
Agrium, Inc.
7.125% due 05/23/2036	$225,000	$190,753
Ashland, Inc.
9.125% due 06/01/2017 (f)	10,000	10,150
Cytec Industries, Inc.
4.60% due 07/01/2013	170,000	144,662
5.50% due 10/01/2010	105,000	104,394
6.00% due 10/01/2015	200,000	166,799
IMC Global, Inc.
7.30% due 01/15/2028	3,000	2,520
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	10,000	3,800
Terra Capital, Inc., Series B
7.00% due 02/01/2017	5,000	4,675

		627,753

Coal - 0.06%
Peabody Energy Corp.
6.875% due 03/15/2013	6,000	5,790
7.375% due 11/01/2016	100,000	95,250

		101,040

Commercial Services - 0.01%
Aramark Services, Inc.
8.50% due 02/01/2015	15,000	14,306
Computers & Business Equipment - 0.19%
Seagate Technology HDD Holdings
6.375% due 10/01/2011	5,000	4,675
Seagate Technology International
10.00% due 05/01/2014 (f)	5,000	5,050
Unisys Corp.
6.875% due 03/15/2010	10,000	7,950
8.00% due 10/15/2012	5,000	2,362
Xerox Corp.
5.50% due 05/15/2012	170,000	167,130
6.40% due 03/15/2016	125,000	115,791
7.20% due 04/01/2016	15,000	13,845

		316,803

Containers & Glass - 0.09%
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	16,000	16,000
Pactiv Corp.
5.875% due 07/15/2012	135,000	135,666

		151,666

Correctional Facilities - 0.06%
Corrections Corp. of America
6.75% due 01/31/2014	100,000	96,000
Crude Petroleum & Natural Gas - 0.85%
Atmos Energy Corp.
6.35% due 06/15/2017	75,000	72,410
Burlington Resources Finance Company
7.40% due 12/01/2031	309,000	325,428
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	150,000	153,513
6.45% due 06/30/2033	37,000	32,030
Chesapeake Energy Corp.
6.50% due 08/15/2017	20,000	16,550
6.625% due 01/15/2016	97,000	83,177

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Chesapeake Energy Corp. (continued)
7.50% due 09/15/2013	$3,000	$2,805
7.625% due 07/15/2013	10,000	9,350
EnCana Corp.
5.90% due 12/01/2017	450,000	449,493
Marathon Oil Corp.
6.50% due 02/15/2014	255,000	268,642
PetroHawk Energy Corp.
9.125% due 07/15/2013	15,000	14,737
Plains Exploration & Production Company
7.75% due 06/15/2015	10,000	9,325
SandRidge Energy, Inc.
8.00% due 06/01/2018 (f)	5,000	4,225
Southwestern Energy Company
7.50% due 02/01/2018 (f)	10,000	9,525

		1,451,210

Domestic Oil - 0.19%
Motiva Enterprises LLC
5.20% due 09/15/2012 (f)	148,000	152,863
Range Resources Corp.
7.50% due 05/15/2016	10,000	9,600
Valero Energy Corp.
8.75% due 06/15/2030	162,000	158,794

		321,257

Drugs & Health Care - 0.01%
Allegiance Corp.
7.00% due 10/15/2026	13,000	11,088
Rite Aid Corp.
10.375% due 07/15/2016	5,000	4,463

		15,551

Electrical Utilities - 4.94%
Carolina Power & Light Company
6.50% due 07/15/2012	671,000	712,022
CenterPoint Energy, Inc.
6.50% due 05/01/2018	560,000	479,452
CMS Energy Corp.
8.50% due 04/15/2011	4,000	4,040
Commonwealth Edison Company
5.95% due 08/15/2016	125,000	125,589
6.15% due 03/15/2012	92,000	96,400
Dominion Resources, Inc.
6.40% due 06/15/2018	395,000	409,589
7.00% due 06/15/2038	150,000	152,205
Duke Energy Corp.
5.65% due 06/15/2013	600,000	608,000
Dynegy Holdings, Inc.
7.125% due 05/15/2018	15,000	9,600
Edison Mission Energy
7.75% due 06/15/2016	20,000	15,500
Electricite de France SA
6.50% due 01/26/2019 (f)	400,000	432,182
Enel Finance International SA
6.80% due 09/15/2037 (f)	555,000	507,640
Exelon Generation Company, LLC
6.95% due 06/15/2011	185,000	195,060

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Georgia Power Company
5.25% due 12/15/2015	$600,000	$614,404
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (f)	475,000	479,292
Midamerican Energy Holdings
6.125% due 04/01/2036	250,000	231,245
New York State Electric & Gas Corp.
5.75% due 05/01/2023	74,000	61,905
Northern States Power Company
6.25% due 06/01/2036	125,000	131,185
6.50% due 03/01/2028	67,000	71,657
NSTAR
8.00% due 02/15/2010	270,000	281,032
Ohio Edison Company
6.875% due 07/15/2036	150,000	133,936
Old Dominion Electric Cooperative
6.25% due 06/01/2011	141,000	146,933
Oncor Electric Delivery Company
7.50% due 09/01/2038	150,000	149,411
Potomac Electric Power Company
6.50% due 11/15/2037	250,000	252,195
PPL Electric Utilities Corp.
6.25% due 05/15/2039	80,000	80,299
PSEG Power LLC
8.625% due 04/15/2031	154,000	170,118
Puget Sound Energy, Inc.
7.00% due 03/09/2029	54,000	49,965
RRI Energy, Inc.
6.75% due 12/15/2014	10,000	9,550
Southern California Edison Company
6.00% due 01/15/2034	326,000	330,945
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (f)	475,000	379,541
TXU Corp., Series P
5.55% due 11/15/2014	26,000	13,900
Union Electric Company
6.40% due 06/15/2017	850,000	851,717
Wisconsin Electric Power Company
6.50% due 06/01/2028	94,000	96,254
Wisconsin Energy Corp.
6.20% due 04/01/2033	138,000	124,070

		8,406,833

Electronics - 0.11%
Avnet, Inc.
6.625% due 09/15/2016	200,000	163,526
L-3 Communications Corp., Series B
6.375% due 10/15/2015	10,000	9,100
Sanmina-SCI Corp.
4.07% due 06/15/2010 (b)(f)	9,000	8,595

		181,221

Energy - 0.43%
Abu Dhabi National Energy Company
5.875% due 10/27/2016 (f)	110,000	103,076
Aquila, Inc.
7.95 due 02/01/2011	5,000	5,125
11.875% due 07/01/2012	20,000	21,425
Dynegy Holdings, Inc.
8.375% due 05/01/2016	10,000	8,050

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Midamerican Funding LLC
6.75% due 03/01/2011	$260,000	$275,628
Mirant North America LLC
7.375% due 12/31/2013	20,000	19,150
Nevada Power Company
6.50% due 08/01/2018	150,000	147,782
NRG Energy, Inc.
7.25% due 02/01/2014	25,000	23,938
7.375% due 01/15/2017	5,000	4,700
XTO Energy, Inc.
6.75% due 08/01/2037	120,000	119,088

		727,962

Financial Services - 9.45%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(f)	170,000	35,921
American Express Company
7.25% due 05/20/2014	500,000	510,451
American General Finance Corp.
5.375% due 10/01/2012	154,000	84,834
Arch Western Finance LLC
6.75% due 07/01/2013	16,000	14,560
Associates Corp. of North America
8.55% due 07/15/2009	81,000	81,159
BAT International Finance PLC
9.50% due 11/15/2018 (f)	200,000	230,136
Bear Stearns Companies, Inc.
5.35% due 02/01/2012	80,000	82,899
6.40% due 10/02/2017	105,000	102,871
6.95% due 08/10/2012	345,000	373,053
Capital One Capital IV
6.745% due 02/17/2037 (b)	125,000	83,319
Capital One Financial Corp.
7.375% due 05/23/2014	60,000	61,821
Capmark Financial Group, Inc.
7.875% due 05/10/2012	95,000	27,919
CIT Group Funding Company of Canada
4.65% due 07/01/2010	10,000	8,901
CIT Group, Inc.
5.00% due 02/01/2015	91,000	60,333
5.65% due 02/13/2017	5,000	3,307
5.80% due 07/28/2011	10,000	7,814
7.625% due 11/30/2012	45,000	35,455
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	5,000	4,452
Citigroup, Inc.
4.875% due 05/07/2015	286,000	238,841
5.50% due 08/27/2012	900,000	879,923
6.50% due 08/19/2013	420,000	416,209
6.875% due 03/05/2038	275,000	241,999
Countrywide Financial Corp.
4.50% due 06/15/2010	70,000	69,246
Discover Financial Services
6.45% due 06/12/2017	300,000	243,416
Equitable Companies, Inc.
7.00% due 04/01/2028	235,000	165,366
Erac USA Finance Company
8.00% due 01/15/2011 (f)	534,000	518,883

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Farmers Exchange Capital
7.05% due 07/15/2028 (f)	$350,000	$224,043
Ford Motor Credit Company LLC
7.00% due 10/01/2013	21,000	16,946
7.375% due 10/28/2009	5,000	4,877
7.875% due 06/15/2010	5,000	4,759
GATX Financial Corp.
5.50% due 02/15/2012	200,000	191,727
General Electric Capital Corp.
4.80% due 05/01/2013	475,000	469,278
6.125% due 02/22/2011	67,000	70,121
6.75% due 03/15/2032	934,000	834,652
GMAC LLC
7.75% due 01/19/2010 (f)	15,000	14,325
8.00% due 11/01/2031 (f)	18,000	13,500
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	340,000	348,355
6.00% due 05/01/2014	60,000	61,004
6.15% due 04/01/2018	750,000	724,033
6.75% due 10/01/2037	905,000	758,684
6.875% due 01/15/2011	208,000	219,406
7.50% due 02/15/2019	235,000	247,279
International Lease Finance Corp.
5.625% due 09/15/2010	170,000	154,227
5.875% due 05/01/2013	250,000	194,360
6.375% due 03/25/2013	145,000	112,791
Janus Capital Group, Inc.
6.50% due 06/15/2012	100,000	82,463
JPMorgan Chase & Company
5.15% due 10/01/2015	200,000	192,905
5.375% due 10/01/2012	760,000	794,011
6.00% due 01/15/2018	555,000	552,378
JPMorgan Chase Capital XV
5.875% due 03/15/2035	567,000	450,531
Lazard Group LLC
6.85% due 06/15/2017	585,000	506,001
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	740,000	670,733
7.75% due 05/14/2038	135,000	119,210
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	425,000	394,425
Mizuho Financial Group, Cayman, Ltd.
5.79% due 04/15/2014 (f)	246,000	254,622
Morgan Stanley
5.55% due 04/27/2017	225,000	205,991
6.25% due 08/28/2017	500,000	477,075
6.75% due 04/15/2011	106,000	110,392
Morgan Stanley, MTN
6.00% due 04/28/2015	350,000	341,830
6.625% due 04/01/2018	675,000	667,292
NiSource Finance Corp.
6.40% due 03/15/2018	200,000	175,783
Sun Canada Financial Company
7.25% due 12/15/2015 (f)	229,000	227,464
Sunamerica, Inc.
8.125% due 04/28/2023	135,000	36,114

The accompanying notes are an integral part of the financial statements.
150

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
US Bancorp
7.50% due 06/01/2026	$750,000	$581,524

		16,088,199

Food & Beverages - 1.90%
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019 (f)	125,000	126,431
7.75% due 01/15/2019 (f)	400,000	430,259
Companhia de Bebidas das Americas
8.75% due 09/15/2013	365,000	419,750
ConAgra Foods, Inc.
5.819% due 06/15/2017	74,000	73,526
6.75% due 09/15/2011	5,000	5,363
Dr. Pepper Snapple Group, Inc.
6.82% due 05/01/2018	100,000	100,654
General Mills, Inc.
5.20% due 03/17/2015	190,000	197,547
5.65% due 02/15/2019	105,000	107,428
Kellogg Company
4.45% due 05/30/2016	400,000	396,641
Kraft Foods, Inc.
6.125% due 02/01/2018	150,000	153,064
6.50% due 11/01/2031	266,000	255,685
6.875% due 02/01/2038	250,000	252,953
PepsiCo, Inc.
7.90% due 11/01/2018	235,000	281,375
SABMiller PLC
6.20% due 07/01/2011 (f)	300,000	308,442
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	10,000	7,550
Tyson Foods, Inc.
7.85% due 04/01/2016	125,000	117,663
10.50% due 03/01/2014 (f)	5,000	5,300

		3,239,631

Forest Products - 0.20%
Weyerhaeuser Company
6.75% due 03/15/2012	308,000	306,436
7.95% due 03/15/2025	40,000	31,903

		338,339

Funeral Services - 0.01%
Service Corp. International
7.625% due 10/01/2018	10,000	9,250
Gas & Pipeline Utilities - 1.13%
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	125,000	112,485
El Paso Corp.
7.00% due 06/15/2017	10,000	9,366
El Paso Natural Gas Company
5.95% due 04/15/2017	25,000	23,192
Kinder Morgan Energy Partners LP
6.85% due 02/15/2020	530,000	527,275
7.125% due 03/15/2012	208,000	218,484
Kinder Morgan Finance Company
5.70% due 01/05/2016	20,000	17,100
NGPL PipeCo LLC
6.514% due 12/15/2012 (f)	675,000	674,684

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039	$310,000	$340,603

		1,923,189

Healthcare Products - 0.30%
Biomet, Inc.
10.00% due 10/15/2017	5,000	5,113
Inverness Medical Innovations, Inc.
9.00% due 05/15/2016	10,000	9,600
Roche Holdings, Inc.
6.00% due 03/01/2019	475,000	491,952
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	10,000	9,600

		516,265

Healthcare Services - 0.15%
DaVita, Inc.
6.625% due 03/15/2013	2,000	1,875
7.25% due 03/15/2015	2,000	1,880
McKesson Corp.
7.50% due 02/15/2019	30,000	33,106
WellPoint, Inc.
7.00% due 02/15/2019	220,000	225,247

		262,108

Homebuilders - 0.25%
Centex Corp.
7.875% due 02/01/2011	59,000	59,295
D.R. Horton, Inc.
7.875% due 08/15/2011	250,000	248,750
Pulte Homes, Inc.
8.125% due 03/01/2011	125,000	125,625

		433,670

Hotels & Restaurants - 0.03%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (f)	20,000	2,800
Wyndham Worldwide Corp.
6.00% due 12/01/2016	60,000	44,966

		47,766

Household Products - 0.19%
Procter & Gamble, Series A
9.36% due 01/01/2021	268,719	320,829
Industrials - 0.01%
Airgas, Inc.
7.125% due 10/01/2018 (f)	10,000	9,325
Insurance - 2.64%
ACE Capital Trust II
9.70% due 04/01/2030	248,000	215,454
ACE INA Holdings, Inc.
5.70% due 02/15/2017	100,000	96,550
5.875% due 06/15/2014	125,000	128,259
Aflac, Inc.
8.50% due 05/15/2019	65,000	67,315
AIG SunAmerica Global Financing X
6.90% due 03/15/2032 (f)	100,000	47,634
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	145,000	113,165

The accompanying notes are an integral part of the financial statements.
151

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
AXA Equitable Life Insurance
7.70% due 12/01/2015 (f)	$250,000	$234,076
Everest Reinsurance Holdings, Inc.
6.60% due 05/15/2037 (b)	495,000	252,450
8.75% due 03/15/2010	294,000	298,795
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	26,000	25,884
Jackson National Life Insurance Company
8.15% due 03/15/2027 (f)	377,000	313,201
Liberty Mutual Insurance Company
7.697% due 10/15/2097 (f)	925,000	544,107
Metlife, Inc.
5.375% due 12/15/2012	150,000	150,704
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (f)	335,000	330,706
Nationwide Mutual Insurance Company
8.25% due 12/01/2031 (f)	260,000	176,120
Navigators Group, Inc.
7.00% due 05/01/2016	59,000	38,531
Ohio National Life Insurance Company
8.50% due 05/15/2026 (f)	155,000	130,864
Principal Life Global Funding I
5.125% due 10/15/2013 (f)	225,000	214,007
6.125% due 10/15/2033 (f)	108,000	78,098
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	355,000	333,877
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	135,000	132,564
Unitrin, Inc.
6.00% due 05/15/2017	350,000	207,888
UnumProvident Finance Company, PLC
6.85% due 11/15/2015 (f)	125,000	95,863
W.R. Berkley Corp.
5.125% due 09/30/2010	54,000	51,123
5.60% due 05/15/2015	263,000	222,701

		4,499,936

International Oil - 0.25%
ConocoPhillips
4.60% due 01/15/2015	330,000	337,197
Newfield Exploration Company
6.625% due 04/15/2016	10,000	9,050
Pioneer Natural Resources Company
6.65% due 03/15/2017	85,000	74,550
6.875% due 05/01/2018	15,000	13,101

		433,898

Leisure Time - 0.03%
AMC Entertainment, Inc.
8.75% due 06/01/2019 (f)	10,000	9,712
11.00% due 02/01/2016	15,000	15,075
OED Corp./ Diamond Jo
8.75% due 04/15/2012	5,000	4,363
Scientific Games International, Inc., Series 144A
9.25% due 06/15/2019	5,000	4,863
Seneca Gaming Corp.
7.25% due 05/01/2012	10,000	8,100
Wynn Las Vegas LLC
6.625% due 12/01/2014	4,000	3,425

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Wynn Las Vegas LLC (continued)
6.625% due 12/01/2014	$5,000	$4,256

		49,794

Liquor - 0.30%
Constellation Brands, Inc.
7.25% due 09/01/2016	10,000	9,325
Miller Brewing Company
5.50% due 08/15/2013 (f)	390,000	388,523
Molson Coors Capital Financial
4.85% due 09/22/2010	117,000	119,179

		517,027

Manufacturing - 0.49%
General Electric Company
5.25% due 12/06/2017	735,000	728,011
Sally Holdings LLC
9.25% due 11/15/2014	5,000	5,038
SPX Corp.
7.625% due 12/15/2014	10,000	9,700
Tyco International Group SA
6.75% due 02/15/2011	85,000	88,651

		831,400

Medical-Hospitals - 0.47%
Community Health Systems, Inc.
8.875% due 07/15/2015	10,000	9,887
HCA, Inc.
6.375% due 01/15/2015	20,000	15,450
7.875% due 02/01/2011	20,000	19,500
HCA, Inc., PIK
9.625% due 11/15/2016	21,000	20,107
Quest Diagnostics, Inc.
5.45% due 11/01/2015	275,000	253,219
6.95% due 07/01/2037	390,000	355,292
7.50% due 07/12/2011	100,000	104,342
Tenet Healthcare Corp.
9.875% due 07/01/2014	20,000	20,000

		797,797

Metal & Metal Products - 0.12%
Inco, Ltd.
5.70% due 10/15/2015	233,000	213,301
Mining - 0.12%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012 (f)	165,000	177,218
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	5,000	5,000
8.375% due 04/01/2017	25,000	24,813

		207,031

Office Furnishings & Supplies - 0.00%
ACCO Brands Corp.
7.625% due 08/15/2015	15,000	6,675
Paper - 0.35%
International Paper Company
7.40% due 06/15/2014	505,000	497,415

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paper (continued)
Temple-Inland, Inc.
6.875% due 01/15/2018	$125,000	$107,148

		604,563

Petroleum Services - 0.16%
Halliburton Company
5.50% due 10/15/2010	192,000	201,148
Petroleum Export, Ltd.
5.265% due 06/15/2011 (f)	67,491	61,535
Pride International, Inc.
7.375% due 07/15/2014	5,000	4,981

		267,664

Pharmaceuticals - 0.96%
AmerisourceBergen Corp.
5.875% due 09/15/2015	670,000	643,374
Elan Finance PLC
7.75% due 11/15/2011	40,000	36,000
Medco Health Solutions, Inc.
7.125% due 03/15/2018	135,000	134,588
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	320,000	324,317
Omnicare, Inc.
6.75% due 12/15/2013	5,000	4,537
6.875% due 12/15/2015	5,000	4,500
Pfizer, Inc.
6.20% due 03/15/2019	450,000	481,639

		1,628,955

Publishing - 0.02%
Scholastic Corp.
5.00% due 04/15/2013	35,000	28,350
Railroads & Equipment - 0.00%
American Railcar Industries, Inc.
7.50% due 03/01/2014	5,000	4,325
Real Estate - 2.66%
AMB Property LP
7.50% due 06/30/2018	106,000	75,540
AvalonBay Communities, Inc.
5.50% due 01/15/2012	150,000	148,546
Brandywine Operating Partnership
5.70% due 05/01/2017	335,000	219,855
Developers Diversified Realty Corp.
4.625% due 08/01/2010	55,000	48,787
5.00% due 05/03/2010	25,000	22,492
Duke Realty Corp. LP
5.25% due 01/15/2010	275,000	273,062
Equity One, Inc.
6.00% due 09/15/2017	235,000	174,275
Federal Realty Investment Trust, REIT
5.65% due 06/01/2016	55,000	45,252
Health Care Property, Inc.
5.65% due 12/15/2013	200,000	178,762
5.95% due 09/15/2011	150,000	145,042
7.072 due 06/08/2015	67,000	58,847
Health Care Property, Inc., REIT
6.00% due 03/01/2015	175,000	154,905
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	377,000	370,523

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Host Marriott LP
7.125% due 11/01/2013	$10,000	$9,300
Kimco Realty Corp.
5.584% due 11/23/2015	125,000	104,913
Liberty Property LP
6.625% due 10/01/2017	100,000	79,965
7.25% due 03/15/2011	195,000	191,562
Realty Income Corp.
6.75% due 08/15/2019	550,000	477,007
Regency Centers LP
7.95% due 01/15/2011	319,000	313,557
Simon Property Group LP
6.10% due 05/01/2016	150,000	139,488
Simon Property Group LP, REIT
5.30% due 05/30/2013	450,000	433,718
United Dominion Realty Trust, Inc.
6.05% due 06/01/2013	200,000	168,547
Ventas Realty LP, Series 1
6.50% due 06/01/2016	5,000	4,550
Ventas Realty LP/Ventas Capital Corp.
6.625% due 10/15/2014	95,000	89,062
7.125% due 06/01/2015	3,000	2,842
WEA Finance LLC
7.125% due 04/15/2018 (f)	250,000	234,352
7.50% due 06/02/2014 (f)	130,000	128,525
Westfield Group
5.40% due 10/01/2012 (f)	250,000	239,863

		4,533,139

Retail - 0.26%
Staples, Inc.
9.75% due 01/15/2014	395,000	435,538
Retail Grocery - 0.12%
Kroger Company
6.75% due 04/15/2012	179,000	194,229
SUPERVALU, Inc.
8.00% due 05/01/2016	10,000	9,800

		204,029

Retail Trade - 0.52%
CVS Caremark Corp.
6.943% due 01/10/2030 (f)	48,670	42,454
CVS Lease Pass Through Certificate
5.88% due 01/10/2028 (f)	335,442	273,795
Dollar General Corp., PIK
11.875% due 07/15/2017	5,000	5,275
Federated Department Stores, Inc.
6.90% due 04/01/2029	156,000	112,725
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	494,000	445,684

		879,933

Sanitary Services - 0.07%
Waste Management, Inc.
6.375% due 03/11/2015	125,000	126,159
Software - 0.16%
Fiserv, Inc.
6.125% due 11/20/2012	200,000	204,313

The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Software (continued)
Intuit, Inc.
5.40% due 03/15/2012	$75,000	$76,011

		280,324

Steel - 0.33%
ArcelorMittal
5.375% due 06/01/2013	150,000	138,306
6.125% due 06/01/2018	500,000	424,770

		563,076

Telecommunications Equipment &
Services - 0.62%
Bellsouth Corp.
4.75% due 11/15/2012	302,000	314,113
Citizens Communications Company
9.25% due 05/15/2011	12,000	12,435
GCI, Inc.
7.25% due 02/15/2014	15,000	13,594
Intelsat Subsidiary Holding Company, Ltd.
8.875% due 01/15/2015 (f)	25,000	24,500
SBC Communications, Inc.
5.625% due 06/15/2016	360,000	366,426
5.875% due 08/15/2012	150,000	160,087
Telefonica Europe BV
7.75% due 09/15/2010	150,000	159,123

		1,050,278

Telephone - 2.70%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	148,000	140,944
AT&T, Inc.
5.50% due 02/01/2018	180,000	181,008
6.30% due 01/15/2038	675,000	634,075
British Telecommunications PLC
5.15% due 01/15/2013	350,000	344,795
8.625% due 12/15/2010	156,000	165,559
Qwest Corp.
7.50% due 10/01/2014	25,000	23,875
8.375% due 05/01/2016 (f)	135,000	132,638
Sprint Capital Corp.
8.375% due 03/15/2012	10,000	9,850
Sprint Nextel Corp.
6.00% due 12/01/2016	5,000	4,062
Telecom Italia Capital SA
5.25% due 11/15/2013	325,000	315,863
6.00% due 09/30/2034	146,000	114,071
6.20% due 07/18/2011	675,000	696,818
Telefonica Emisones SAU
7.045% due 06/20/2036	275,000	298,331
Verizon Communications, Inc.
5.55% due 02/15/2016	570,000	585,430
6.40% due 02/15/2038	365,000	351,886
6.90% due 04/15/2038	275,000	279,757
8.75% due 11/01/2021	285,000	316,672

		4,595,634

Tobacco - 1.03%
Alliance One International, Inc.
11.00% due 05/15/2012	12,000	12,090

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Tobacco (continued)
Altria Group, Inc.
9.25% due 08/06/2019	$125,000	$138,286
9.70% due 11/10/2018	395,000	449,542
10.20% due 02/06/2039	200,000	228,591
Philip Morris International, Inc.
5.65% due 05/16/2018	800,000	818,586
Reynolds American, Inc.
7.25% due 06/01/2013	95,000	95,162
7.30% due 07/15/2015	6,000	5,582

		1,747,839

Utility Service - 0.07%
PacifiCorp
6.35% due 07/15/2038	110,000	116,329

TOTAL CORPORATE BONDS (Cost $81,714,316)		$75,905,761

MUNICIPAL BONDS - 0.66%
Florida - 0.09%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	135,000	155,924
Illinois - 0.24%
Illinois State Toll Highway Authority
6.184% due 01/01/2034	415,000	404,048
Indiana - 0.01%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	15,000	15,288
Maryland - 0.02%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	40,000	42,517
New Jersey - 0.26%
Jersey City Municipal Utilities Authority
4.55% due 05/15/2012	20,000	18,981
New Jersey State Turnpike Authority
7.414% due 01/01/2040	380,000	420,402

		439,383

New York - 0.04%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	65,000	67,075

TOTAL MUNICIPAL BONDS (Cost $1,102,554)		$1,124,235

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.38%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (f)	300,000	267,000
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.9287% due 05/10/2045 (b)	1,000,000	844,216
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	405,797	416,874
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039 (b)	405,797	381,928

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	$560,000	$483,834
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T20, Class A4A
5.1504% due 10/12/2042 (b)	575,000	503,510
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050	450,000	363,532
Bear Stearns Commercial Mortgage Securities,
Series 2007-T28, Class A4
5.742% due 09/11/2042	145,000	117,663
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	750,000	575,869
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2251% due 09/15/2020 (b)	500,000	441,437
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	114,629	114,948
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class A5A
5.116% due 06/10/2044 (b)	500,000	436,290
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.9609% due 06/10/2046 (b)	500,000	416,314
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.551% due 02/15/2039 (b)	1,000,000	829,232
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	1,000,000	743,772
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (f)	375,000	363,750
CS First Boston Mortgage Securities Corp, Series
2003-C3, Class A5
3.936% due 05/15/2038	500,000	460,799
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.7426% due 05/12/2035 (b)(f)	89,275	76,822
Government National Mortgage Association, Series
2006-38, Class XS
6.915% IO due 09/16/2035 (b)	66,038	5,996
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	1,000,000	831,583
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2004-CBX, Class A6
4.899% due 01/12/2037	315,000	272,269
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0653% due 04/15/2045 (b)	1,645,000	1,373,376
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	940,000	813,413
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	67,675	67,855

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8823% due 06/15/2038 (b)	$500,000	$420,455
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class A4
5.047% due 07/12/2038 (b)	500,000	437,671
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.8399% due 05/12/2039 (b)	500,000	429,510
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	1,000,000	713,138
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.4579% due 01/11/2043 (b)	140,000	120,703
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	106,588	106,774
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	40,579	40,323
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	5,449	5,454
Prudential Commercial Mortgage Trust, Series
2003-PWR1, Class A1
3.669% due 02/11/2036	141,971	139,628
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	405,797	378,580
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	310,000	265,789

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,493,980)		$14,260,307

ASSET BACKED SECURITIES - 1.57%
AmeriCredit Automobile Receivables Trust,
Series 2005-AX, Class A4
3.93% due 10/06/2011	269,581	259,164
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	345,000	357,034
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (f)	300,000	190,774
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	149,230	146,299
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	244,664	244,931
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	239,477	247,034
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2013	60,647	65,728
USAA Auto Owner Trust, Series 2005-4, Class A4
4.89% due 08/15/2012	446,788	454,027

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Wachovia Auto Owner Trust,
Series 2005-B, Class A5
4.93% due 11/20/2012	$700,000	$711,340

TOTAL ASSET BACKED SECURITIES
(Cost $2,770,537)		$2,676,331

PREFERRED STOCKS - 0.01%
Financial Services - 0.01%
Citigroup Capital IX, 6.00%	500	6,775
Wells Fargo & Company, Series K (i)	10,000	7,800

		14,575

TOTAL PREFERRED STOCKS (Cost $13,870)		$14,575

REPURCHASE AGREEMENTS - 9.05%
Bank of New York Tri-Party
Repurchase Agreement dated
05/29/2009 at 0.18% to be
repurchased at $15,400,231 on
06/01/2009, collateralized by
$22,236,296 Federal Home Loan
Mortgage Corp., 7.00% due
05/01/2038 (valued at
$15,708,000, including interest)	$15,400,000	$15,400,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,400,000)		$15,400,000

Total Investments (Investment Quality Bond Fund)
(Cost $174,434,874) - 99.45%		$169,255,325
Other assets and liabilities, net - 0.55%		928,587

TOTAL NET ASSETS - 100.00%		$170,183,912

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.90%
Advertising - 1.96%
Interpublic Group of Companies, Inc. *	302,600	$1,585,624
Omnicom Group, Inc.	68,650	2,093,825

		3,679,449
Aerospace - 1.57%
General Dynamics Corp.	51,900	2,953,110
Agriculture - 0.83%
Monsanto Company	18,900	1,552,635
Aluminum - 0.07%
Alcoa, Inc.	13,200	121,704
Apparel & Textiles - 0.65%
Coach, Inc. *	46,700	1,226,809
Auto Parts - 2.34%
BorgWarner, Inc.	56,338	1,816,901
Johnson Controls, Inc.	129,181	2,574,577

		4,391,478

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 1.60%
PACCAR, Inc.	100,400	$2,996,940
Banking - 1.92%
Bank of New York Mellon Corp.	98,468	2,735,441
City National Corp. (a)	24,000	877,680

		3,613,121
Biotechnology - 3.25%
Amgen, Inc. *	45,900	2,292,246
Genzyme Corp. *	44,902	2,655,504
Millipore Corp. *	18,500	1,163,465

		6,111,215
Cable & Television - 3.29%
Comcast Corp., Class A	304,000	4,186,080
Viacom, Inc., Class B *	89,800	1,990,866

		6,176,946
Chemicals - 0.65%
Celanese Corp., Series A	59,700	1,224,447
Coal - 1.66%
Peabody Energy Corp.	92,000	3,126,160
Computers & Business Equipment - 3.79%
Apple, Inc. *	40,800	5,541,048
Seagate Technology	182,300	1,587,833

		7,128,881
Cosmetics & Toiletries - 1.57%
Avon Products, Inc.	55,600	1,476,736
Estee Lauder Companies, Inc., Class A	44,500	1,472,060

		2,948,796
Crude Petroleum & Natural Gas - 5.33%
EOG Resources, Inc.	19,100	1,397,929
Hess Corp.	46,200	3,076,458
Marathon Oil Corp.	80,400	2,563,152
Ultra Petroleum Corp. *	65,800	2,979,424

		10,016,963
Electrical Utilities - 3.73%
American Electric Power Company, Inc.	75,043	1,976,633
Dynegy, Inc., Class A *	154,200	309,942
Exelon Corp.	86,013	4,129,484
Pepco Holdings, Inc.	44,981	583,853

		6,999,912
Energy - 1.11%
Sempra Energy	45,714	2,088,216
Financial Services - 6.74%
Discover Financial Services	246,456	2,356,119
JPMorgan Chase & Company	102,300	3,774,870
Morgan Stanley	127,613	3,869,226
Wells Fargo & Company	104,378	2,661,639

		12,661,854
Food & Beverages - 2.76%
PepsiCo, Inc.	74,000	3,851,700
Sysco Corp.	55,600	1,332,176

		5,183,876

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities - 1.41%
Williams Companies, Inc.	157,600	$2,644,528
Healthcare Products - 4.42%
Covidien, Ltd.	123,800	4,422,136
Medtronic, Inc.	80,734	2,773,213
Zimmer Holdings, Inc. *	25,000	1,113,750

		8,309,099
Healthcare Services - 2.23%
DaVita, Inc. *	13,200	595,452
Medco Health Solutions, Inc. *	40,100	1,840,189
UnitedHealth Group, Inc.	65,900	1,752,940

		4,188,581
Household Products - 1.43%
Fortune Brands, Inc.	76,600	2,681,766
Industrial Machinery - 0.86%
Pall Corp.	63,100	1,620,408
Industrials - 2.83%
General Electric Company	394,800	5,321,904
Insurance - 3.58%
ACE, Ltd.	54,700	2,406,253
AFLAC, Inc.	36,600	1,299,300
MetLife, Inc.	34,900	1,099,350
Principal Financial Group, Inc.	86,600	1,922,520

		6,727,423
International Oil - 3.11%
Anadarko Petroleum Corp.	53,600	2,561,008
Chevron Corp.	49,200	3,280,164

		5,841,172
Leisure Time - 1.29%
Carnival Corp.	95,199	2,421,863
Life Sciences - 0.18%
Waters Corp. *	7,900	342,228
Manufacturing - 1.87%
Illinois Tool Works, Inc.	109,048	3,521,160
Petroleum Services - 3.40%
Baker Hughes, Inc.	75,800	2,960,748
Halliburton Company	139,400	3,196,442
Noble Corp.	6,700	230,279

		6,387,469
Pharmaceuticals - 3.60%
Allergan, Inc.	63,826	2,816,641
Pfizer, Inc.	259,800	3,946,362

		6,763,003
Railroads & Equipment - 1.08%
Burlington Northern Santa Fe Corp.	27,950	2,024,698
Retail Trade - 2.08%
J.C. Penney Company, Inc. (a)	88,500	2,308,965
Macy's, Inc.	137,500	1,606,000

		3,914,965
Semiconductors - 6.53%
Broadcom Corp., Class A *	99,200	2,527,616

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Intel Corp.	290,200	$4,561,944
Intersil Corp., Class A	74,100	907,725
KLA-Tencor Corp.	50,800	1,371,600
Marvell Technology Group, Ltd. *	169,800	1,940,814
National Semiconductor Corp.	68,700	953,556

		12,263,255
Software - 4.78%
Intuit, Inc. *	48,700	1,325,614
Microsoft Corp.	219,200	4,579,088
VMware, Inc. Class A *	99,255	3,080,875

		8,985,577
Telephone - 2.82%
AT&T, Inc.	120,500	2,987,195
Sprint Nextel Corp. *	448,527	2,309,914

		5,297,109
Trucking & Freight - 2.58%
FedEx Corp.	63,583	3,524,406
Ryder Systems, Inc.	47,200	1,330,096

		4,854,502

TOTAL COMMON STOCKS (Cost $192,911,885)		$178,313,222

INVESTMENT COMPANIES - 3.69%
Investment Companies - 3.69%
SPDR Trust Series 1	75,000	6,930,750

TOTAL INVESTMENT COMPANIES (Cost $6,616,881)		$6,930,750

SHORT TERM INVESTMENTS - 0.75%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$141,488	$1,414,875

TOTAL SHORT TERM INVESTMENTS
(Cost $1,414,875)		$1,414,875

REPURCHASE AGREEMENTS - 2.91%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$5,462,032 on 6/1/2009,
collateralized by $5,660,000
Federal National Mortgage
Association, 2.50% due
04/23/2014 (valued at $5,575,100,
including interest)	$5,462,000	$5,462,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,462,000)		$5,462,000

Total Investments (Large Cap Fund)
(Cost $206,405,641) - 102.25%		$192,120,847
Other assets and liabilities, net - (2.25)%		(4,218,823)

TOTAL NET ASSETS - 100.00%		$187,902,024

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.46%
Advertising - 0.85%
Interpublic Group of Companies, Inc. *	729,000	$3,819,960
Aerospace - 3.44%
Alliant Techsystems, Inc. *	11,000	949,190
General Dynamics Corp.	65,000	3,698,500
Northrop Grumman Corp.	115,000	5,476,300
Raytheon Company	121,000	5,402,650

		15,526,640
Agriculture - 2.62%
Archer-Daniels-Midland Company	240,000	6,604,800
Bunge, Ltd.	83,000	5,251,410

		11,856,210
Banking - 0.89%
BB&T Corp.	179,000	4,013,180
Biotechnology - 2.23%
Amgen, Inc. *	202,000	10,087,880
Business Services - 0.49%
Computer Sciences Corp. *	52,000	2,207,920
Chemicals - 1.37%
Dow Chemical Company	350,000	6,188,000
Computers & Business Equipment - 1.28%
EMC Corp. *	409,000	4,805,750
Ingram Micro, Inc., Class A *	59,000	974,680

		5,780,430
Cosmetics & Toiletries - 0.41%
Procter & Gamble Company	36,000	1,869,840
Crude Petroleum & Natural Gas - 2.31%
Marathon Oil Corp.	213,000	6,790,440
Sunoco, Inc.	120,000	3,651,600

		10,442,040
Electronics - 1.34%
L-3 Communications Holdings, Inc.	63,000	4,631,130
Synopsys, Inc. *	72,000	1,402,560

		6,033,690
Energy - 0.92%
NRG Energy, Inc. *	185,000	4,162,500
Financial Services - 5.24%
Goldman Sachs Group, Inc.	79,000	11,421,030
JPMorgan Chase & Company	151,000	5,571,900
NASDAQ OMX Group, Inc. *	211,000	4,454,210
Wells Fargo & Company	87,000	2,218,500

		23,665,640
Healthcare Products - 3.84%
Johnson & Johnson	299,000	16,492,840
The Cooper Companies, Inc.	33,000	874,830

		17,367,670
Healthcare Services - 5.29%
Health Net, Inc. *	267,000	3,999,660
McKesson Corp.	115,000	4,732,250
Medco Health Solutions, Inc. *	30,000	1,376,700
MEDNAX, Inc. *	11,000	445,500
UnitedHealth Group, Inc.	247,000	6,570,200

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
WellPoint, Inc. *	145,000	$6,752,650

		23,876,960
Homebuilders - 1.81%
D.R. Horton, Inc.	21,000	193,410
Pulte Homes, Inc. (a)	386,000	3,396,800
Toll Brothers, Inc. *	247,000	4,589,260

		8,179,470
Hotels & Restaurants - 0.98%
McDonald's Corp.	75,000	4,424,250
Industrials - 1.33%
General Electric Company	445,000	5,998,600
Insurance - 10.19%
Aetna, Inc.	110,000	2,945,800
Chubb Corp.	150,000	5,947,500
CIGNA Corp.	217,000	4,810,890
Everest Re Group, Ltd.	69,000	4,776,870
HCC Insurance Holdings, Inc.	179,000	4,419,510
PartnerRe, Ltd.	75,000	4,894,500
RenaissanceRe Holdings, Ltd.	69,000	3,158,130
The Travelers Companies, Inc.	172,000	6,993,520
Unum Group	303,000	5,184,330
W.R. Berkley Corp.	133,000	2,884,770

		46,015,820
International Oil - 15.71%
Anadarko Petroleum Corp.	151,000	7,214,780
Chevron Corp.	278,000	18,534,260
ConocoPhillips	256,000	11,735,040
Exxon Mobil Corp.	483,000	33,496,050

		70,980,130
Medical-Hospitals - 0.04%
LifePoint Hospitals, Inc. *	7,000	190,750
Petroleum Services - 4.21%
ENSCO International, Inc.	106,000	4,122,340
Tesoro Corp.	239,000	4,048,660
Tidewater, Inc.	110,000	5,243,700
Valero Energy Corp.	250,000	5,592,500

		19,007,200
Pharmaceuticals - 8.69%
AmerisourceBergen Corp.	107,000	3,969,700
Bristol-Myers Squibb Company	234,000	4,661,280
Eli Lilly & Company	220,000	7,605,400
Hospira, Inc. *	119,000	4,105,500
Merck & Company, Inc.	135,000	3,723,300
Pfizer, Inc.	1,001,000	15,205,190

		39,270,370
Railroads & Equipment - 0.75%
CSX Corp.	106,000	3,366,560
Retail Grocery - 2.47%
Safeway, Inc.	271,000	5,490,460
The Kroger Company	248,000	5,654,400

		11,144,860

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 5.55%
BJ's Wholesale Club, Inc. *	115,000	$4,052,600
Limited Brands, Inc.	185,000	2,314,350
Macy's, Inc.	433,000	5,057,440
RadioShack Corp.	355,000	4,771,200
The Gap, Inc.	299,000	5,337,150
Wal-Mart Stores, Inc.	71,000	3,531,540

		25,064,280
Semiconductors - 1.91%
Integrated Device Technology, Inc. *	148,000	833,240
Novellus Systems, Inc. *	196,000	3,514,280
QLogic Corp. *	313,000	4,272,450

		8,619,970
Software - 1.07%
CA, Inc.	106,000	1,849,700
Compuware Corp. *	175,000	1,335,250
Oracle Corp.	83,441	1,634,609

		4,819,559
Telecommunications Equipment &
Services - 0.35%
Amdocs, Ltd. *	74,000	1,601,360
Telephone - 9.76%
AT&T, Inc.	811,000	20,104,690
Qwest Communications International, Inc. (a)	1,103,000	4,809,080
Sprint Nextel Corp. *	1,155,000	5,948,250
Verizon Communications, Inc.	452,000	13,225,520

		44,087,540
Tobacco - 1.14%
Reynolds American, Inc.	129,000	5,156,130
Toys, Amusements & Sporting Goods - 0.98%
Hasbro, Inc.	174,000	4,421,340

TOTAL COMMON STOCKS (Cost $474,079,925)		$449,246,749

SHORT TERM INVESTMENTS - 0.70%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$316,636	$3,166,362

TOTAL SHORT TERM INVESTMENTS
(Cost $3,166,362)		$3,166,362

REPURCHASE AGREEMENTS - 0.20%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$907,005 on 6/1/2009,
collateralized by $905,000 Federal
National Mortgage Association,
5.85% due 08/17/2017 (valued at
$929,888, including interest)	$907,000	$907,000

TOTAL REPURCHASE AGREEMENTS
(Cost $907,000)		$907,000

Total Investments (Large Cap Value Fund)
(Cost $478,153,287) - 100.36%		$453,320,111
Other assets and liabilities, net - (0.36)%		(1,628,283)

TOTAL NET ASSETS - 100.00%		$451,691,828

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.21%
Advertising - 0.29%
Lamar Advertising Company, Class A * (a)	36,106	$670,488
ValueClick, Inc. *	41,237	455,669

		1,126,157
Aerospace - 0.67%
Alliant Techsystems, Inc. *	15,559	1,342,586
BE Aerospace, Inc. *	48,021	714,553
Woodward Governor Company	26,113	536,100

		2,593,239
Air Travel - 0.25%
Airtran Holdings, Inc. *	56,813	288,042
Alaska Air Group, Inc. *	17,253	268,629
JetBlue Airways Corp. *	87,370	395,786

		952,457
Apparel & Textiles - 1.21%
Guess?, Inc.	28,659	739,975
Hanesbrands, Inc. *	44,482	751,746
Mohawk Industries, Inc. * (a)	26,678	1,020,967
Phillips-Van Heusen Corp.	24,470	721,131
Timberland Company, Class A *	21,874	314,548
Under Armour, Inc., Class A * (a)	17,352	425,818
Warnaco Group, Inc. *	22,164	700,383

		4,674,568
Auto Parts - 0.97%
BorgWarner, Inc. (a)	54,919	1,771,138
Federal Signal Corp.	22,308	191,403
Gentex Corp.	65,423	771,337
LKQ Corp. *	66,518	1,017,060

		3,750,938
Auto Services - 0.24%
Copart, Inc. *	30,085	923,309
Banking - 3.92%
Associated Banc Corp. (a)	60,797	879,733
Astoria Financial Corp.	38,759	298,832
BancorpSouth, Inc.	34,370	764,389
Bank of Hawaii Corp.	22,698	849,586
Cathay General Bancorp (a)	23,550	243,978
City National Corp. (a)	20,288	741,932
Colonial Bancgroup, Inc. (a)	95,273	123,855
Commerce Bancshares, Inc.	31,394	987,969
Cullen Frost Bankers, Inc.	28,244	1,382,544
First Niagara Financial Group, Inc.	69,131	877,272
FirstMerit Corp.	38,896	677,182
International Bancshares Corp.	24,132	270,761
New York Community Bancorp, Inc. (a)	163,970	1,813,508
NewAlliance Bancshares, Inc.	50,795	657,287
PacWest Bancorp	11,543	163,103
SVB Financial Group *	15,655	421,902
TCF Financial Corp.	53,417	767,068
Trustmark Corp.	23,162	453,744
Valley National Bancorp (a)	67,393	818,151
Washington Federal, Inc.	41,853	549,111
Webster Financial Corp. (a)	24,814	185,113

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
WestAmerica Bancorp	13,726	$711,830
Wilmington Trust Corp.	32,853	473,412

		15,112,262
Biotechnology - 0.88%
Affymetrix, Inc. *	33,040	158,922
Bio-Rad Laboratories, Inc., Class A *	9,092	676,809
Charles River Laboratories International, Inc. *	31,749	997,871
Immucor, Inc. *	33,442	503,302
Techne Corp.	17,821	1,074,072

		3,410,976
Building Materials & Construction - 0.99%
Dycom Industries, Inc. *	18,529	216,604
Granite Construction, Inc. (a)	15,636	571,496
KBR, Inc.	76,918	1,416,829
Lennox International, Inc.	22,271	690,624
RPM International, Inc.	61,041	935,148

		3,830,701
Business Services - 4.92%
Acxiom Corp.	32,371	346,046
Alliance Data Systems Corp. * (a)	28,334	1,147,527
Brinks Company	19,171	509,757
Cadence Design Systems, Inc. *	125,780	710,657
Corporate Executive Board Company	16,183	281,422
Deluxe Corp.	24,326	343,970
DST Systems, Inc. *	19,380	742,254
FactSet Research Systems, Inc. (a)	19,931	1,054,350
Fair Isaac Corp.	23,214	408,102
FTI Consulting, Inc. *	24,299	1,220,296
Gartner Group, Inc., Class A *	28,116	431,581
Global Payments, Inc.	38,182	1,373,025
Harte-Hanks, Inc.	17,876	150,695
Hewitt Associates, Inc., Class A *	39,716	1,151,764
Kelly Services, Inc., Class A	12,925	137,781
Korn/Ferry International *	21,060	233,555
Macrovision Solutions Corp. *	38,877	877,454
Manpower, Inc.	37,246	1,583,327
MPS Group, Inc. *	43,448	329,770
Navigant Consulting Company *	22,484	267,784
Rollins, Inc.	19,463	325,227
SAIC, Inc. *	96,367	1,683,531
Sotheby's (a)	31,669	335,691
SRA International, Inc., Class A *	20,039	355,492
URS Corp. *	40,386	1,941,759
Watson Wyatt Worldwide, Inc., Class A	20,231	767,564
Wind River Systems, Inc. *	32,257	254,508

		18,964,889
Cellular Communications - 0.56%
RF Micro Devices, Inc. *	123,836	352,933
Syniverse Holdings, Inc. *	24,729	369,698
Telephone & Data Systems, Inc.	48,000	1,454,880

		2,177,511
Chemicals - 3.24%
Airgas, Inc.	38,656	1,633,602
Albemarle Corp.	43,437	1,225,792

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ashland, Inc.	31,520	$844,736
Cabot Corp.	31,081	496,364
Cytec Industries, Inc.	22,415	481,474
FMC Corp.	34,468	1,873,336
Lubrizol Corp.	32,237	1,440,027
Minerals Technologies, Inc.	8,886	347,620
Olin Corp.	36,861	492,463
Sensient Technologies Corp.	23,114	529,773
Terra Industries, Inc.	47,393	1,317,051
The Scotts Company, Class A	20,876	716,047
Valspar Corp.	47,547	1,086,449

		12,484,734
Coal - 0.40%
Arch Coal, Inc.	67,910	1,258,372
Patriot Coal Corp. * (a)	30,459	275,959

		1,534,331
Colleges & Universities - 0.35%
Career Education Corp. *	34,984	702,479
Corinthian Colleges, Inc. *	40,984	630,334

		1,332,813
Commercial Services - 0.18%
Brink's Home Security Holdings, Inc. *	19,363	557,654
United Rentals, Inc. *	28,188	133,893

		691,547
Computers & Business Equipment - 2.68%
3Com Corp. *	183,848	794,223
Avocent Corp. *	21,765	304,710
Diebold, Inc.	31,463	777,765
Ingram Micro, Inc., Class A *	76,781	1,268,422
Jack Henry & Associates, Inc.	39,918	733,294
Metavante Technologies, Inc. *	42,716	1,095,665
National Instruments Corp.	26,539	562,892
Palm, Inc. *	63,787	778,202
Parametric Technology Corp. *	54,944	636,252
Tech Data Corp. *	23,776	761,308
Western Digital Corp. *	105,818	2,629,577

		10,342,310
Computers-Integrated Sys - 0.21%
NCR Corp. *	75,201	807,659
Construction & Mining Equipment - 0.70%
Bucyrus International, Inc., Class A	35,586	1,020,607
Joy Global, Inc.	48,586	1,674,759

		2,695,366
Construction Materials - 0.50%
Louisiana-Pacific Corp. *	42,780	185,665
Martin Marietta Materials, Inc. (a)	21,553	1,755,923

		1,941,588
Containers & Glass - 0.71%
Greif, Inc., Class A	16,240	784,717
Packaging Corp. of America	48,676	784,657
Sonoco Products Company	47,406	1,154,810

		2,724,184

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Correctional Facilities - 0.23%
Corrections Corp. of America *	57,027	$875,364
Cosmetics & Toiletries - 0.24%
Alberto-Culver Company	40,553	942,452
Crude Petroleum & Natural Gas - 2.32%
Bill Barrett Corp. *	17,592	598,656
Cimarex Energy Company (a)	39,621	1,292,437
Forest Oil Corp. *	48,846	928,562
Newfield Exploration Company *	63,124	2,280,039
Patterson-UTI Energy, Inc.	72,769	1,043,508
Plains Exploration & Production Company *	51,148	1,446,465
Quicksilver Resources, Inc. * (a)	53,746	604,643
Unit Corp. *	22,465	752,802

		8,947,112
Domestic Oil - 0.98%
Comstock Resources, Inc. *	22,077	879,327
Encore Aquisition Company *	24,632	874,190
Frontier Oil Corp.	49,398	862,983
Helix Energy Solutions Group, Inc. *	46,769	526,151
Mariner Energy, Inc. *	42,809	619,018

		3,761,669
Drugs & Health Care - 0.26%
Perrigo Company	36,908	991,349
Educational Services - 1.01%
DeVry, Inc.	29,276	1,275,555
ITT Educational Services, Inc. *	14,948	1,372,077
Strayer Education, Inc. (a)	6,695	1,233,688

		3,881,320
Electrical Equipment - 0.77%
AMETEK, Inc.	50,747	1,595,993
Hubbell, Inc., Class B	26,414	877,209
Varian, Inc. *	13,782	479,889

		2,953,091
Electrical Utilities - 3.40%
Alliant Energy Corp.	52,519	1,246,276
Black Hills Corp.	18,396	393,674
Cleco Corp.	42,500	869,550
DPL, Inc. (a)	55,123	1,199,477
Great Plains Energy, Inc.	61,320	924,092
Hawaiian Electric Industries, Inc.	43,071	742,975
IDACORP, Inc.	22,299	518,898
NSTAR	50,771	1,526,684
NV Energy, Inc.	111,386	1,113,860
OGE Energy Corp.	45,042	1,162,984
PNM Resources, Inc.	41,106	380,231
Quanta Services, Inc. *	92,682	2,114,076
Westar Energy, Inc.	51,569	920,507

		13,113,284
Electronics - 2.48%
Arrow Electronics, Inc. *	56,727	1,372,226
Avnet, Inc. *	71,324	1,641,165
Imation Corp.	14,187	137,046
Itron, Inc. * (a)	17,420	1,016,283
Mentor Graphics Corp. *	43,469	244,296

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Synopsys, Inc. *	68,183	$1,328,205
Teleflex, Inc.	18,797	843,045
Thomas & Betts Corp. *	25,339	777,401
Trimble Navigation, Ltd. *	56,611	1,085,799
Vishay Intertechnology, Inc. *	88,679	490,395
Zebra Technologies Corp., Class A *	28,793	628,551

		9,564,412
Energy - 0.75%
Energen Corp.	34,083	1,268,569
MDU Resources Group, Inc.	87,312	1,611,780

		2,880,349
Financial Services - 3.38%
Affiliated Managers Group, Inc. *	19,522	1,095,379
AmeriCredit Corp. * (a)	62,584	795,443
Apollo Investment Corp.	66,935	368,812
Broadridge Financial Solutions, Inc.	66,731	1,105,065
Eaton Vance Corp.	55,570	1,505,947
Fidelity National Financial, Inc., Class A	109,622	1,528,131
Fulton Financial Corp. (a)	83,392	484,507
GATX Corp.	23,150	582,917
Jefferies Group, Inc. *	58,341	1,261,916
Lender Processing Services, Inc.	39,852	1,157,701
Raymond James Financial, Inc. (a)	46,628	741,385
SEI Investments Company	63,624	981,718
Synovus Financial Corp. (a)	133,471	436,450
Waddell & Reed Financial, Inc., Class A	40,372	985,077

		13,030,448
Food & Beverages - 1.62%
Corn Products International, Inc.	35,530	938,347
Flowers Foods, Inc.	37,596	795,907
Hansen Natural Corp. *	34,378	1,260,985
PepsiAmericas, Inc.	27,236	716,307
Ralcorp Holdings, Inc. *	26,888	1,539,876
Smithfield Foods, Inc. * (a)	56,482	702,071
Tootsie Roll Industries, Inc. (a)	12,659	284,828

		6,238,321
Forest Products - 0.39%
Rayonier, Inc.	37,536	1,501,440
Funeral Services - 0.17%
Service Corp. International	121,502	650,036
Gas & Pipeline Utilities - 1.98%
AGL Resources, Inc.	36,556	1,057,200
National Fuel Gas Company	37,798	1,267,367
ONEOK, Inc.	50,026	1,465,762
Southern Union Company	58,966	1,024,829
UGI Corp.	51,344	1,237,904
Vectren Corp.	38,515	876,216
WGL Holdings, Inc.	23,827	708,138

		7,637,416
Healthcare Products - 3.53%
Beckman Coulter, Inc.	30,033	1,627,789
Edwards Lifesciences Corp. *	26,560	1,695,590
Gen-Probe, Inc. *	24,879	1,060,592

The accompanying notes are an integral part of the financial statements.
161

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Henry Schein, Inc. *	42,477	$1,934,403
Hologic, Inc. *	121,850	1,543,839
IDEXX Laboratories, Inc. * (a)	28,107	1,176,278
Kinetic Concepts, Inc. * (a)	26,149	678,044
Masimo Corp. *	22,918	548,657
Owens & Minor, Inc.	19,669	689,595
ResMed, Inc. *	36,070	1,337,115
STERIS Corp.	27,710	654,787
Thoratec Corp. *	26,816	672,545

		13,619,234
Healthcare Services - 1.95%
Cerner Corp. * (a)	32,075	1,869,652
Covance, Inc. *	30,115	1,265,432
Health Net, Inc. *	49,298	738,484
Hill-Rom Holdings, Inc.	29,745	480,679
Kindred Healthcare, Inc. *	14,241	186,985
Lincare Holdings, Inc. *	35,363	770,206
Omnicare, Inc.	49,561	1,339,634
Psychiatric Solutions, Inc. *	26,594	490,659
WellCare Health Plans, Inc. *	20,077	381,463

		7,523,194
Homebuilders - 0.87%
M.D.C. Holdings, Inc.	17,524	538,162
NVR, Inc. *	2,712	1,342,169
Ryland Group, Inc.	20,380	348,090
Toll Brothers, Inc. *	61,684	1,146,089

		3,374,510
Hotels & Restaurants - 1.26%
Bob Evans Farms, Inc.	14,592	376,474
Boyd Gaming Corp. * (a)	26,863	269,704
Brinker International, Inc.	48,433	866,951
Chipotle Mexican Grill, Inc., Class A * (a)	15,629	1,237,660
Panera Bread Company, Class A *	14,692	782,202
The Cheesecake Factory, Inc. *	28,409	486,078
Wendy's/Arby's Group, Inc.	198,743	834,721

		4,853,790
Household Products - 1.08%
Blyth, Inc.	2,844	94,449
Church & Dwight, Inc.	33,342	1,676,102
Energizer Holdings, Inc. *	32,225	1,684,079
Tupperware Brands Corp.	29,738	723,228

		4,177,858
Industrial Machinery - 2.36%
AGCO Corp. *	43,658	1,259,970
Crane Company	22,502	530,597
Donaldson Company, Inc.	36,653	1,234,840
FMC Technologies, Inc. *	59,757	2,487,086
Graco, Inc.	28,305	630,919
IDEX Corp.	38,187	891,666
Kennametal, Inc.	34,754	656,156
Lincoln Electric Holdings, Inc.	20,153	822,242
Terex Corp. *	45,159	606,034

		9,119,510

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 1.06%
Aecom Technology Corp. *	43,286	$1,381,256
Clean Harbors, Inc. *	9,596	523,174
Harsco Corp.	38,183	1,109,598
Shaw Group, Inc. *	39,708	1,080,058

		4,094,086
Insurance - 3.66%
American Financial Group, Inc.	35,725	765,229
Arthur J. Gallagher & Company	45,836	960,264
Brown & Brown, Inc.	55,182	1,063,909
Everest Re Group, Ltd.	29,194	2,021,101
First American Corp.	44,208	1,008,826
Hanover Insurance Group, Inc.	24,310	834,076
HCC Insurance Holdings, Inc.	53,982	1,332,816
Horace Mann Educators Corp.	18,384	166,007
Mercury General Corp.	16,923	560,828
Old Republic International Corp.	111,725	1,142,947
Protective Life Corp.	39,610	489,580
Reinsurance Group of America, Inc.	34,527	1,269,903
Stancorp Financial Group, Inc.	23,279	722,115
Unitrin, Inc.	23,401	339,782
W.R. Berkley Corp.	66,053	1,432,690

		14,110,073
Internet Retail - 0.76%
Netflix, Inc. * (a)	19,806	780,752
Priceline.com, Inc. * (a)	19,480	2,144,943

		2,925,695
Internet Software - 0.48%
Digital River, Inc. *	17,605	671,279
F5 Networks, Inc. *	37,740	1,198,622

		1,869,901
Leisure Time - 0.63%
Callaway Golf Company	30,394	216,405
DreamWorks Animation SKG, Inc., Class A *	36,529	1,017,698
International Speedway Corp., Class A	13,198	327,178
LIFE TIME FITNESS, Inc. * (a)	16,447	303,941
Scientific Games Corp., Class A *	30,905	551,036

		2,416,258
Life Sciences - 0.29%
Pharmaceutical Product Development, Inc.	56,016	1,122,001
Manufacturing - 2.29%
AptarGroup, Inc.	32,227	999,359
Carlisle Companies, Inc.	28,992	663,047
Lancaster Colony Corp.	9,440	434,901
Mettler-Toledo International, Inc. *	15,970	1,136,904
Mine Safety Appliances Company	14,118	330,644
Nordson Corp.	15,963	612,979
Pentair, Inc.	46,716	1,169,301
Roper Industries, Inc.	42,671	1,834,000
SPX Corp.	23,583	1,082,696
Trinity Industries, Inc.	37,750	575,310

		8,839,141
Medical-Hospitals - 1.24%
Community Health Systems, Inc. *	43,499	1,147,938

The accompanying notes are an integral part of the financial statements.
162

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals (continued)
Health Management Associates, Inc., Class A *	117,228	$681,095
LifePoint Hospitals, Inc. * (a)	24,764	674,819
Universal Health Services, Inc., Class B	23,514	1,291,624
VCA Antech, Inc. *	40,266	977,256

		4,772,732
Metal & Metal Products - 0.82%
Commercial Metals Company	53,558	908,879
Matthews International Corp., Class A	14,666	418,714
Reliance Steel & Aluminum Company	30,319	1,151,819
Timken Company	40,395	683,080

		3,162,492
Mining - 0.38%
Cliffs Natural Resources, Inc.	53,965	1,470,546
Mobile Homes - 0.09%
Thor Industries, Inc. (a)	16,867	339,195
Office Furnishings & Supplies - 0.19%
Herman Miller, Inc.	25,517	363,107
HNI Corp.	21,070	365,564

		728,671
Paper - 0.30%
Potlatch Corp.	18,891	494,566
Temple-Inland, Inc.	50,627	647,013

		1,141,579
Petroleum Services - 1.99%
Exterran Holdings, Inc. *	29,313	583,622
Helmerich & Payne, Inc. (a)	50,064	1,750,738
Oceaneering International, Inc. *	25,966	1,335,172
Pride International, Inc. *	82,510	1,998,392
Superior Energy Services, Inc. *	37,099	855,503
Tidewater, Inc.	24,499	1,167,867

		7,691,294
Pharmaceuticals - 1.89%
Endo Pharmaceutical Holdings, Inc. *	55,477	883,749
Medicis Pharmaceutical Corp., Class A	26,963	423,858
OSI Pharmaceuticals, Inc. *	27,533	930,615
Sepracor, Inc. *	51,895	812,157
United Therapeutics Corp. *	11,058	886,299
Valeant Pharmaceuticals International * (a)	39,064	898,081
Vertex Pharmaceuticals, Inc. *	82,200	2,450,382

		7,285,141
Publishing - 0.27%
American Greetings Corp., Class A	21,373	146,405
John Wiley & Sons, Inc., Class A	20,152	637,005
Scholastic Corp.	12,444	243,902

		1,027,312
Railroads & Equipment - 0.40%
Kansas City Southern *	43,523	717,694
Wabtec Corp.	22,819	814,182

		1,531,876
Real Estate - 4.82%
Alexandria Real Estate Equities, Inc., REIT (a)	18,714	671,833
AMB Property Corp., REIT	46,784	835,095

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
BRE Properties, Inc., Class A, REIT	24,315	$607,389
Camden Property Trust, REIT	29,707	891,804
Corporate Office Properties Trust, REIT	24,600	730,128
Cousins Properties, Inc., REIT (a)	20,556	185,004
Duke Realty Corp., REIT	99,289	944,238
Equity One, Inc., REIT (a)	15,853	228,917
Essex Property Trust, Inc., REIT	12,748	868,011
Federal Realty Investment Trust, REIT	28,082	1,478,517
Highwoods Properties, Inc., REIT	30,220	683,576
Hospitality Properties Trust, REIT	44,680	624,180
Jones Lang LaSalle, Inc.	16,456	576,783
Liberty Property Trust, REIT	48,176	1,121,537
Macerich Company, REIT (a)	36,618	618,112
Mack-Cali Realty Corp., REIT	34,853	861,218
Nationwide Health Properties, Inc., REIT	48,654	1,292,737
OMEGA Healthcare Investors, Inc., REIT	39,173	625,593
Realty Income Corp., REIT (a)	49,588	1,064,654
Regency Centers Corp., REIT	37,286	1,328,500
SL Green Realty Corp., REIT (a)	35,258	807,408
UDR, Inc., REIT	70,741	778,151
Weingarten Realty Investors, REIT	47,300	751,124

		18,574,509
Retail - 1.19%
AnnTaylor Stores Corp. *	26,890	196,835
Barnes & Noble, Inc. (a)	17,614	435,242
Chico's FAS, Inc. *	84,276	822,534
Coldwater Creek, Inc. *	22,316	84,801
Collective Brands, Inc. *	30,309	447,361
Foot Locker, Inc.	73,641	818,151
J. Crew Group, Inc. * (a)	24,651	637,475
Regis Corp.	20,541	360,083
Saks, Inc. * (a)	66,865	255,424
Williams-Sonoma, Inc.	41,187	532,960

		4,590,866
Retail Grocery - 0.12%
Ruddick Corp.	18,677	469,913
Retail Trade - 4.22%
99 Cents Only Stores *	22,278	208,745
Advance Auto Parts, Inc.	45,159	1,923,322
Aeropostale, Inc. *	31,762	1,099,601
American Eagle Outfitters, Inc.	98,000	1,451,380
BJ's Wholesale Club, Inc. * (a)	27,954	985,099
CarMax, Inc. * (a)	104,768	1,174,449
Dick's Sporting Goods, Inc. *	40,444	719,903
Dollar Tree, Inc. *	43,077	1,928,557
MSC Industrial Direct Company, Inc., Class A (a)	21,310	775,258
NBTY, Inc. *	26,061	643,446
PetSmart, Inc.	60,426	1,230,274
Rent-A-Center, Inc. *	31,421	613,652
Ross Stores, Inc.	61,502	2,408,418
Urban Outfitters, Inc. *	54,210	1,106,968

		16,269,072
Sanitary Services - 0.52%
Aqua America, Inc. (a)	64,369	1,061,445

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services (continued)
Waste Connections, Inc. *	37,960	$964,184

		2,025,629
Semiconductors - 1.79%
Atmel Corp. *	213,413	821,640
Cree, Inc. * (a)	42,066	1,280,068
Fairchild Semiconductor International, Inc. *	58,422	412,459
Integrated Device Technology, Inc. *	78,298	440,818
International Rectifier Corp. *	34,300	496,321
Intersil Corp., Class A	57,809	708,160
Lam Research Corp. *	59,672	1,562,810
Semtech Corp. *	28,717	462,057
Silicon Laboratories, Inc. *	21,273	715,198

		6,899,531
Software - 0.89%
ACI Worldwide, Inc. * (a)	16,605	247,580
Advent Software, Inc. * (a)	7,936	243,556
ANSYS, Inc. * (a)	42,517	1,269,558
ManTech International Corp. *	9,956	381,812
Sybase, Inc. *	39,171	1,274,233

		3,416,739
Steel - 0.52%
Carpenter Technology Corp.	20,945	470,844
Steel Dynamics, Inc.	76,995	1,150,305
Worthington Industries, Inc.	28,488	398,547

		2,019,696
Telecommunications Equipment &
Services - 0.93%
ADC Telecommunications, Inc. *	45,924	323,305
ADTRAN, Inc.	25,962	539,491
CommScope, Inc. *	34,497	905,201
NeuStar, Inc., Class A * (a)	35,285	707,464
Plantronics, Inc.	22,998	410,285
Polycom, Inc. *	39,730	687,726

		3,573,472
Telephone - 0.08%
Cincinnati Bell, Inc. *	108,435	302,534
Tobacco - 0.11%
Universal Corp.	11,878	439,842
Toys, Amusements & Sporting Goods - 0.20%
Marvel Entertainment, Inc. *	23,224	770,572
Transportation - 0.41%
Alexander & Baldwin, Inc.	19,462	481,684
Con-way, Inc.	21,943	704,370
Overseas Shipholding Group, Inc.	11,363	384,297

		1,570,351
Trucking & Freight - 0.77%
J.B. Hunt Transport Services, Inc. (a)	38,960	1,197,241
Landstar Systems, Inc.	24,571	933,698
Oshkosh Corp.	35,381	419,973
Werner Enterprises, Inc.	20,414	367,248

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
YRC Worldwide, Inc. * (a)	27,887	$71,948

		2,990,108

TOTAL COMMON STOCKS (Cost $405,604,211)		$340,148,525

SHORT TERM INVESTMENTS - 9.83%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$3,790,280	$37,902,805

TOTAL SHORT TERM INVESTMENTS
(Cost $37,902,805)		$37,902,805

REPURCHASE AGREEMENTS - 10.27%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$39,607,231 on 06/01/2009,
collateralized by $40,735,000
Federal National Mortgage
Association, 6.00% due
04/18/2036 (valued at
$40,400,973, including interest)	$39,607,000	$39,607,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,607,000)		$39,607,000

Total Investments (Mid Cap Index Fund)
(Cost $483,114,016) - 108.31%		$417,658,330
Other assets and liabilities, net - (8.31)%		(32,047,197)

TOTAL NET ASSETS - 100.00%		$385,611,133

Mid Cap Intersection Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.16%
Advertising - 0.26%
ValueClick, Inc. *	16,800	$185,640
Aerospace - 0.35%
TransDigm Group, Inc. *	6,400	251,008
Apparel & Textiles - 1.21%
Carter's, Inc. *	6,900	163,185
Guess?, Inc.	6,600	170,412
Under Armour, Inc., Class A * (a)	8,200	201,228
Warnaco Group, Inc. *	10,320	326,112

		860,937
Auto Parts - 0.26%
O'Reilly Automotive, Inc. *	5,200	187,460
Banking - 2.56%
Astoria Financial Corp.	46,930	361,830
BOK Financial Corp. (a)	10,300	417,768
Comerica, Inc.	17,100	370,728
International Bancshares Corp. (a)	41,000	460,020
Provident Financial Services, Inc.	20,700	203,688

		1,814,034

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology - 0.78%
Bio-Rad Laboratories, Inc., Class A *	1,860	$138,458
Cephalon, Inc. * (a)	7,045	410,794

		549,252
Building Materials & Construction - 2.32%
Eagle Materials, Inc.	6,200	152,520
EMCOR Group, Inc. *	19,600	440,412
Granite Construction, Inc.	10,000	365,500
KBR, Inc.	27,700	510,234
Lennox International, Inc.	5,700	176,757

		1,645,423
Business Services - 4.09%
Acxiom Corp.	19,300	206,317
Alliance Data Systems Corp. * (a)	13,800	558,900
Fluor Corp.	3,400	159,732
Jacobs Engineering Group, Inc. *	3,300	141,570
Manpower, Inc.	17,519	744,733
PHH Corp. *	9,400	144,760
Pre-Paid Legal Services, Inc. * (a)	3,900	165,204
URS Corp. *	8,800	423,104
Watson Wyatt Worldwide, Inc., Class A	6,400	242,816
Wind River Systems, Inc. *	14,300	112,827

		2,899,963
Chemicals - 4.31%
Calgon Carbon Corp. *	5,660	65,260
CF Industries Holdings, Inc.	7,000	543,480
FMC Corp.	13,718	745,573
Intrepid Potash, Inc. * (a)	7,000	228,200
Lubrizol Corp.	12,100	540,507
Minerals Technologies, Inc.	4,400	172,128
Terra Industries, Inc.	14,800	411,292
The Scotts Company, Class A	10,100	346,430

		3,052,870
Coal - 0.57%
Arch Coal, Inc.	12,300	227,919
Walter Energy, Inc.	5,400	176,256

		404,175
Computer Services - 0.55%
NetApp, Inc. *	20,100	391,950
Computers & Business Equipment - 3.71%
3Com Corp. *	92,700	400,464
Avocent Corp. *	28,100	393,400
Ingram Micro, Inc., Class A *	29,701	490,661
Palm, Inc. * (a)	28,000	341,600
Parametric Technology Corp. *	22,680	262,634
Western Digital Corp. *	29,900	743,015

		2,631,774
Construction & Mining Equipment - 0.84%
Joy Global, Inc.	17,220	593,573
Cosmetics & Toiletries - 0.46%
Nu Skin Enterprises, Inc., Class A	22,600	327,926
Crude Petroleum & Natural Gas - 1.99%
Cimarex Energy Company (a)	13,589	443,273

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Ultra Petroleum Corp. *	10,700	$484,496
Unit Corp. *	14,500	485,895

		1,413,664
Domestic Oil - 2.06%
Comstock Resources, Inc. *	13,440	535,315
Denbury Resources, Inc. *	29,420	505,730
Encore Aquisition Company *	11,845	420,379

		1,461,424
Drugs & Health Care - 0.27%
Perrigo Company	7,140	191,780
Educational Services - 1.94%
American Public Education, Inc. *	8,840	288,803
ITT Educational Services, Inc. *	11,823	1,085,233

		1,374,036
Electrical Equipment - 0.25%
Wesco International, Inc. *	6,600	176,418
Electrical Utilities - 4.08%
Alliant Energy Corp.	8,400	199,332
CenterPoint Energy, Inc.	38,800	392,656
DPL, Inc.	18,950	412,352
El Paso Electric Company *	15,100	199,924
Northeast Utilities	8,500	176,715
NV Energy, Inc.	21,800	218,000
OGE Energy Corp.	10,200	263,364
Quanta Services, Inc. *	19,800	451,638
Unisource Energy Corp.	11,500	292,560
Westar Energy, Inc.	15,840	282,744

		2,889,285
Electronics - 1.54%
Dolby Laboratories, Inc., Class A *	6,500	234,390
Enersys *	11,700	189,540
Synopsys, Inc. *	23,600	459,728
Thomas & Betts Corp. *	6,800	208,624

		1,092,282
Energy - 1.76%
Energen Corp.	18,000	669,960
MDU Resources Group, Inc.	31,243	576,746

		1,246,706
Financial Services - 3.60%
Affiliated Managers Group, Inc. *	5,000	280,550
Ameriprise Financial, Inc.	22,520	680,104
Broadridge Financial Solutions, Inc.	21,200	351,072
Discover Financial Services	25,900	247,604
Fidelity National Financial, Inc., Class A	26,800	373,592
Knight Capital Group, Inc. *	17,000	292,570
NASDAQ OMX Group, Inc. *	15,600	329,316

		2,554,808
Food & Beverages - 1.76%
Hansen Natural Corp. *	11,100	407,148
Hormel Foods Corp.	12,300	427,302

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Ralcorp Holdings, Inc. *	7,200	$412,344

		1,246,794
Gas & Pipeline Utilities - 1.76%
Atmos Energy Corp.	5,900	141,600
UGI Corp.	45,770	1,103,515

		1,245,115
Healthcare Products - 2.89%
Beckman Coulter, Inc.	16,742	907,416
Medicines Company *	19,100	146,306
ResMed, Inc. *	9,500	352,165
Varian Medical Systems, Inc. *	18,010	644,038

		2,049,925
Healthcare Services - 2.58%
Coventry Health Care, Inc. *	12,300	222,015
Health Net, Inc. *	26,300	393,974
Healthspring, Inc. *	16,375	159,001
Humana, Inc. *	15,800	495,014
Omnicare, Inc.	20,800	562,224

		1,832,228
Homebuilders - 0.45%
NVR, Inc. *	650	321,685
Hotels & Restaurants - 0.25%
Brinker International, Inc.	10,000	179,000
Household Products - 0.82%
Jarden Corp. *	14,300	254,254
Tempur-Pedic International, Inc.	29,500	325,385

		579,639
Industrial Machinery - 3.91%
AGCO Corp. *	18,099	522,337
Dover Corp.	25,780	810,523
Flowserve Corp.	6,380	469,376
FMC Technologies, Inc. *	12,140	505,267
Parker-Hannifin Corp.	8,810	372,311
Robbins & Myers, Inc.	4,900	93,786

		2,773,600
Industrials - 0.86%
Harsco Corp.	13,217	384,086
Shaw Group, Inc. *	8,200	223,040

		607,126
Insurance - 5.60%
Allied World Assurance Holdings, Ltd.	11,200	422,800
American Financial Group, Inc.	19,940	427,115
Axis Capital Holdings, Ltd.	19,900	475,212
Everest Re Group, Ltd.	12,706	879,636
Platinum Underwriters Holdings, Ltd.	10,600	305,598
Reinsurance Group of America, Inc.	10,330	379,937
Stancorp Financial Group, Inc.	5,690	176,504
Transatlantic Holdings, Inc.	9,390	363,487
Unum Group	31,500	538,965

		3,969,254
International Oil - 0.55%
Nabors Industries, Ltd. *	21,800	389,784

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail - 1.03%
Netflix, Inc. * (a)	12,297	$484,748
Priceline.com, Inc. * (a)	2,200	242,242

		726,990
Internet Software - 0.47%
F5 Networks, Inc. *	10,400	330,304
Leisure Time - 1.18%
WMS Industries, Inc. *	23,600	837,092
Manufacturing - 0.36%
SPX Corp.	5,500	252,505
Medical-Hospitals - 1.10%
Community Health Systems, Inc. *	10,200	269,178
LifePoint Hospitals, Inc. *	18,645	508,076

		777,254
Metal & Metal Products - 1.50%
Precision Castparts Corp.	9,159	756,259
Timken Company	18,100	306,071

		1,062,330
Mining - 0.98%
Cliffs Natural Resources, Inc.	25,480	694,330
Office Furnishings & Supplies - 0.51%
OfficeMax, Inc.	44,200	364,650
Oil Comp-Explor&Prodtn - 0.31%
Continental Resources, Inc. * (a)	7,400	219,114
Petroleum Services - 1.60%
Helmerich & Payne, Inc. (a)	12,300	430,131
Oceaneering International, Inc. *	5,100	262,242
Tidewater, Inc.	9,300	443,331

		1,135,704
Pharmaceuticals - 3.46%
Alkermes, Inc. *	29,500	240,130
Cubist Pharmaceuticals, Inc. *	33,590	573,045
Forest Laboratories, Inc. *	6,200	146,878
Hospira, Inc. *	5,600	193,200
Mylan, Inc. * (a)	17,700	233,817
Sepracor, Inc. *	34,900	546,185
Vertex Pharmaceuticals, Inc. *	5,000	149,050
Watson Pharmaceuticals, Inc. *	12,200	369,050

		2,451,355
Real Estate - 5.35%
Alexander's, Inc., REIT *	500	135,005
Annaly Capital Management, Inc., REIT	30,500	425,170
Anworth Mortgage Asset Corp., REIT	30,500	203,130
Brandywine Realty Trust, REIT	90,700	675,715
Capstead Mortage Corp., REIT	15,600	186,108
Douglas Emmett, Inc., REIT	27,690	257,517
Hatteras Financial Corp., REIT	14,700	366,324
Kimco Realty Corp., REIT	8,700	101,703
Liberty Property Trust, REIT	15,310	356,417
Mack-Cali Realty Corp., REIT	19,300	476,903
MFA Mortgage Investments, Inc., REIT	49,700	311,122
UDR, Inc., REIT	14,390	158,290

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Weingarten Realty Investors, REIT	8,600	$136,568

		3,789,972
Retail - 0.95%
Collective Brands, Inc. *	21,200	312,912
Foot Locker, Inc.	32,400	359,964

		672,876
Retail Grocery - 0.55%
SUPERVALU, Inc.	23,500	390,100
Retail Trade - 6.51%
Abercrombie & Fitch Company, Class A (a)	5,200	156,572
Advance Auto Parts, Inc.	10,500	447,195
American Eagle Outfitters, Inc.	27,315	404,535
Big Lots, Inc. *	29,800	685,698
BJ's Wholesale Club, Inc. * (a)	23,210	817,921
Dollar Tree, Inc. *	4,700	210,419
Rent-A-Center, Inc. *	18,300	357,399
Ross Stores, Inc.	27,300	1,069,068
Urban Outfitters, Inc. *	22,900	467,618

		4,616,425
Semiconductors - 0.74%
Lam Research Corp. *	20,122	526,995
Software - 2.60%
BMC Software, Inc. *	10,900	371,690
Quest Software, Inc. *	27,900	360,468
Red Hat, Inc. *	16,100	321,195
Riverbed Technology, Inc. *	14,100	283,269
Sybase, Inc. *	15,579	506,785

		1,843,407
Steel - 0.77%
Steel Dynamics, Inc.	36,300	542,322
Telecommunications Equipment &
Services - 2.12%
Atheros Communications, Inc. *	23,400	392,184
InterDigital, Inc. *	9,500	243,390
NeuStar, Inc., Class A * (a)	29,590	593,280
Starent Networks Corp. * (a)	12,800	270,464

		1,499,318
Telephone - 0.85%
CenturyTel, Inc. (a)	19,500	601,575
Tobacco - 0.81%
Universal Corp.	15,500	573,965
Toys, Amusements & Sporting Goods - 1.06%
Hasbro, Inc.	13,600	345,576
Marvel Entertainment, Inc. *	12,200	404,796

		750,372
Transportation - 0.29%
Overseas Shipholding Group, Inc.	6,100	206,302
Trucking & Freight - 1.87%
J.B. Hunt Transport Services, Inc.	14,900	457,877
Oshkosh Corp.	47,100	559,077

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
Werner Enterprises, Inc.	17,100	$307,629

		1,324,583

TOTAL COMMON STOCKS (Cost $70,953,356)		$69,580,378

SHORT TERM INVESTMENTS - 10.00%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$708,947	$7,089,470

TOTAL SHORT TERM INVESTMENTS
(Cost $7,089,470)		$7,089,470

REPURCHASE AGREEMENTS - 1.55%
JPMorgan Chase Tri-party
Repurchase Agreement dated
05/29/2009 at 0.19% to be
repurchased at $1,100,017 on
06/01/2009, collateralized by
$1,553,463 Federal National
Mortgage Association, 5.00% due
12/01/2017 (valued at $1,122,058,
including interest)	$1,100,000	$1,100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,100,000)		$1,100,000

Total Investments (Mid Cap Intersection Fund)
(Cost $79,142,826) - 109.71%		$77,769,848
Other assets and liabilities, net - (9.71)%		(6,881,205)

TOTAL NET ASSETS - 100.00%		$70,888,643

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.87%
Air Travel - 1.02%
Ryanair Holdings PLC, SADR *	54,100	$1,575,392
Tam SA *	479,500	4,138,085

		5,713,477
Apparel & Textiles - 2.76%
Gymboree Corp. *	100,542	3,704,973
Hanesbrands, Inc. *	690,300	11,666,070

		15,371,043
Banking - 0.82%
Huntington Bancshares, Inc.	1,171,300	4,591,496
Biotechnology - 1.45%
Cephalon, Inc. * (a)	87,577	5,106,615
Charles River Laboratories International, Inc. *	94,000	2,954,420

		8,061,035
Building Materials & Construction - 2.08%
Lennox International, Inc.	205,600	6,375,656
Masco Corp.	505,700	5,239,052

		11,614,708

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 1.52%
Coinstar, Inc. *	285,900	$8,468,358
Cellular Communications - 4.33%
Leap Wireless International, Inc. *	146,400	5,488,536
MetroPCS Communications, Inc. *	700,900	12,006,417
Motorola, Inc.	1,096,000	6,641,760

		24,136,713
Chemicals - 1.06%
Huabao International Holdings, Ltd.	6,515,000	5,894,591
Colleges & Universities - 1.70%
Corinthian Colleges, Inc. *	616,500	9,481,770
Commercial Services - 1.87%
Brink's Home Security Holdings, Inc. *	206,700	5,952,960
Pool Corp.	255,652	4,456,014

		10,408,974
Computer Services - 0.59%
NetApp, Inc. *	167,475	3,265,762
Computers & Business Equipment - 2.89%
Juniper Networks, Inc. *	260,700	6,447,111
Logitech International SA * (a)	227,620	3,193,509
Seagate Technology	741,500	6,458,465

		16,099,085
Construction & Mining Equipment - 0.52%
National Oilwell Varco, Inc. *	74,800	2,888,776
Construction Materials - 0.48%
Martin Marietta Materials, Inc.	33,200	2,704,804
Correctional Facilities - 0.77%
Corrections Corp. of America *	279,400	4,288,790
Crude Petroleum & Natural Gas - 2.13%
EOG Resources, Inc.	52,500	3,842,475
Forest Oil Corp. *	223,400	4,246,834
Ultra Petroleum Corp. *	83,900	3,798,992

		11,888,301
Drugs & Health Care - 0.85%
Shionogi & Company, Ltd.	240,947	4,759,874
Educational Services - 1.20%
ITT Educational Services, Inc. *	72,700	6,673,133
Electrical Equipment - 0.83%
AMETEK, Inc.	147,400	4,635,730
Energy - 2.27%
First Solar, Inc. *	26,400	5,016,000
SunPower Corp., Class A * (a)	262,800	7,657,992

		12,673,992
Financial Services - 3.45%
Interactive Data Corp.	223,600	5,243,420
NASDAQ OMX Group, Inc. *	348,647	7,359,938
Western Union Company	376,993	6,646,387

		19,249,745
Food & Beverages - 4.28%
China Mengniu Dairy Company, Ltd. *	3,148,000	6,741,964
Coca-Cola Enterprises, Inc.	310,400	5,171,264

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Dr Pepper Snapple Group, Inc. *	269,700	$5,860,581
Fomento Economico Mexicano SA de CV,
SADR	118,900	3,886,841
Heckmann Corp. * (a)	533,200	2,186,120

		23,846,770
Healthcare Products - 4.22%
Edwards Lifesciences Corp. *	77,700	4,960,368
Herbalife, Ltd.	275,700	8,053,197
Inverness Medical Innovations, Inc. *	122,100	3,971,913
Medicines Company *	158,439	1,213,643
St. Jude Medical, Inc. *	136,800	5,337,936

		23,537,057
Hotels & Restaurants - 0.31%
The Cheesecake Factory, Inc. *	100,890	1,726,228
Household Products - 4.09%
Energizer Holdings, Inc. *	147,000	7,682,220
Jarden Corp. *	802,468	14,267,881
Tempur-Pedic International, Inc.	78,000	860,340

		22,810,441
Industrial Machinery - 1.63%
Pall Corp.	190,100	4,881,768
Parker-Hannifin Corp.	100,000	4,226,000

		9,107,768
Industrials - 1.50%
Aecom Technology Corp. *	261,600	8,347,656
Insurance - 5.10%
ACE, Ltd.	96,800	4,258,232
AFLAC, Inc.	161,400	5,729,700
Arch Capital Group, Ltd. *	74,700	4,251,177
Everest Re Group, Ltd.	59,600	4,126,108
Hartford Financial Services Group, Inc.	279,900	4,013,766
Marsh & McLennan Companies, Inc.	115,000	2,175,800
W.R. Berkley Corp.	180,200	3,908,538

		28,463,321
International Oil - 0.74%
Nabors Industries, Ltd. *	232,300	4,153,524
Internet Service Provider - 1.41%
Equinix, Inc. *	105,500	7,849,200
Internet Software - 1.13%
McAfee, Inc. *	160,790	6,307,792
Leisure Time - 2.39%
DreamWorks Animation SKG, Inc., Class A *	284,439	7,924,470
MGM Mirage, Inc. *	724,584	5,405,397

		13,329,867
Manufacturing - 2.79%
Illinois Tool Works, Inc.	201,600	6,509,664
Pentair, Inc.	222,300	5,564,169
SMA Solar Technology AG *	43,167	3,483,484

		15,557,317
Oil & Gas Drilling - 0.43%
Atwood Oceanics, Inc. *	90,200	2,386,692

The accompanying notes are an integral part of the financial statements.
168

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services - 1.41%
Helmerich & Payne, Inc. (a)	93,700	$3,276,689
Smith International, Inc.	157,600	4,600,344

		7,877,033
Pharmaceuticals - 3.01%
Alkermes, Inc. *	280,901	2,286,534
Amylin Pharmaceuticals, Inc. *	252,067	2,853,399
Auxilium Pharmaceuticals, Inc. *	147,000	3,444,210
Daiichi Sankyo Company, Ltd.	266,800	4,996,179
Elan Corp. PLC, SADR *	174,900	1,220,802
Regeneron Pharmaceuticals, Inc. *	131,000	2,005,610

		16,806,734
Retail Trade - 9.90%
Advance Auto Parts, Inc.	223,300	9,510,347
Aeropostale, Inc. *	202,100	6,996,702
Best Buy Company, Inc.	181,500	6,370,650
BJ's Wholesale Club, Inc. *	179,610	6,329,456
Dick's Sporting Goods, Inc. *	153,900	2,739,420
Kohl's Corp. *	178,800	7,593,636
Staples, Inc.	394,900	8,075,705
The Gap, Inc.	426,600	7,614,810

		55,230,726
Semiconductors - 4.41%
Marvell Technology Group, Ltd. *	471,600	5,390,388
Maxim Integrated Products, Inc.	357,300	5,798,979
MEMC Electronic Materials, Inc. *	365,500	7,050,495
ON Semiconductor Corp. *	931,700	6,382,145

		24,622,007
Software - 4.70%
Adobe Systems, Inc. *	201,300	5,672,634
BMC Software, Inc. *	219,100	7,471,310
Red Hat, Inc. *	383,100	7,642,845
Solera Holdings, Inc. *	237,100	5,429,590

		26,216,379
Telecommunications Equipment &
Services - 3.04%
Atheros Communications, Inc. *	329,800	5,527,448
NICE Systems, Ltd., ADR *	217,600	4,996,096
Polycom, Inc. *	371,420	6,429,280

		16,952,824
Toys, Amusements & Sporting Goods - 1.09%
Marvel Entertainment, Inc. *	182,900	6,068,622
Transportation - 2.97%
Con-way, Inc.	173,100	5,556,510
Nordic American Tanker Shipping, Ltd. (a)	164,400	5,513,976
Overseas Shipholding Group, Inc.	111,800	3,781,076
Tsakos Energy Navigation, Ltd.	75,835	1,709,321

		16,560,883
Trucking & Freight - 1.73%
Hub Group, Inc., Class A *	161,057	3,182,486
J.B. Hunt Transport Services, Inc.	211,100	6,487,103

		9,669,589

TOTAL COMMON STOCKS (Cost $528,587,876)		$540,298,587

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 3.02%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$1,683,058	$16,830,580

TOTAL SHORT TERM INVESTMENTS
(Cost $16,830,580)		$16,830,580

REPURCHASE AGREEMENTS - 6.55%
Bank of New York Tri-Party
Repurchase Agreement dated
05/29/2009 at 0.18% to be
repurchased at $36,500,548 on
06/01/2009, collateralized by
$65,308,881 Federal Home Loan
Mortgage Corp., 7.00% due
02/01/2038 (valued at
$37,230,000, including interest)	$36,500,000	$36,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,500,000)		$36,500,000

Total Investments (Mid Cap Stock Fund)
(Cost $581,918,456) - 106.44%		$593,629,167
Other assets and liabilities, net - (6.44)%		(35,895,384)

TOTAL NET ASSETS - 100.00%		$557,733,783

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.17%
Aerospace - 1.34%
Goodrich Corp.	28,722	$1,394,166
Air Travel - 1.40%
AMR Corp. *	58,628	260,895
Continental Airlines, Inc., Class B *	29,905	278,715
Delta Air Lines, Inc. *	101,989	592,556
UAL Corp. * (a)	26,022	121,262
US Airways Group, Inc. * (a)	78,430	202,349

		1,455,777
Apparel & Textiles - 1.62%
Mohawk Industries, Inc. * (a)	16,365	626,289
VF Corp.	18,642	1,059,238

		1,685,527
Auto Parts - 0.51%
Genuine Parts Company	15,951	534,040
Banking - 1.13%
Cullen Frost Bankers, Inc.	12,237	599,001
M&T Bank Corp. (a)	11,447	575,784

		1,174,785
Biotechnology - 0.68%
Life Technologies Corp. *	18,059	700,328
Building Materials & Construction - 0.80%
Chicago Bridge & Iron Company N.V.	33,058	426,779
KBR, Inc.	21,828	402,072

		828,851

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 1.01%
Fluor Corp.	11,118	$522,323
Jacobs Engineering Group, Inc. *	12,212	523,895

		1,046,218
Chemicals - 4.60%
Eastman Chemical Company	45,157	1,871,306
Lubrizol Corp.	31,079	1,388,299
PPG Industries, Inc.	34,045	1,513,981

		4,773,586
Computers & Business Equipment - 0.23%
Brocade Communications Systems, Inc. *	32,058	235,306
Construction Materials - 0.72%
Cemex SA de CV, SADR *	76,889	750,432
Crude Petroleum & Natural Gas - 5.36%
EQT Corp.	18,856	702,386
Newfield Exploration Company *	34,805	1,257,157
Pioneer Natural Resources Company	30,227	849,983
Southwestern Energy Company *	30,064	1,306,882
Sunoco, Inc.	12,773	388,682
Ultra Petroleum Corp. *	23,318	1,055,839

		5,560,929
Electrical Equipment - 2.45%
A.O. Smith Corp.	22,659	679,544
Cooper Industries, Ltd., Class A	56,666	1,859,778

		2,539,322
Electrical Utilities - 4.19%
Allegheny Energy, Inc.	44,007	1,100,175
DTE Energy Company	22,615	684,104
Pepco Holdings, Inc.	81,197	1,053,937
Pinnacle West Capital Corp.	13,169	364,123
Wisconsin Energy Corp.	29,154	1,150,417

		4,352,756
Electronics - 1.66%
Agilent Technologies, Inc. *	42,540	775,504
Celestica, Inc. *	144,297	950,917

		1,726,421
Energy - 1.90%
McDermott International, Inc. *	23,399	514,076
Sempra Energy	32,025	1,462,902

		1,976,978
Financial Services - 2.74%
CIT Group, Inc. (a)	469,150	1,796,845
Invesco, Ltd.	66,739	1,044,465

		2,841,310
Forest Products - 1.14%
Rayonier, Inc.	29,625	1,185,000
Gas & Pipeline Utilities - 3.17%
El Paso Corp.	93,996	916,461
Enbridge, Inc.	41,644	1,478,778
Questar Corp.	26,427	895,611

		3,290,850

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services - 1.75%
Covance, Inc. *	14,511	$609,752
Humana, Inc. *	19,765	619,237
McKesson Corp.	14,285	587,828

		1,816,817
Homebuilders - 1.37%
Centex Corp.	30,345	255,808
D.R. Horton, Inc.	56,399	519,435
KB Home	20,254	303,810
Pulte Homes, Inc. (a)	39,326	346,069

		1,425,122
Hotels & Restaurants - 0.30%
Starwood Hotels & Resorts Worldwide, Inc.	12,815	313,583
Household Appliances - 0.96%
Stanley Works	27,971	998,565
Industrial Machinery - 4.36%
AGCO Corp. *	17,437	503,232
Cameron International Corp. *	29,134	909,855
Cummins, Inc.	16,449	533,441
Ingersoll-Rand Company, Ltd., Class A	51,417	1,040,166
Manitowoc Company, Inc.	62,898	410,095
Parker-Hannifin Corp.	18,745	792,164
Terex Corp. *	25,420	341,136

		4,530,089
Industrials - 0.47%
Foster Wheeler AG *	18,360	486,907
Insurance - 11.35%
Aon Corp.	25,873	931,428
Arch Capital Group, Ltd. *	5,384	306,403
Assurant, Inc.	38,788	916,560
Axis Capital Holdings, Ltd.	45,971	1,097,788
Everest Re Group, Ltd.	29,802	2,063,192
Lincoln National Corp.	54,085	1,024,911
Marsh & McLennan Companies, Inc.	29,140	551,329
PartnerRe, Ltd.	27,323	1,783,099
Willis Group Holdings, Ltd.	31,951	850,855
XL Capital, Ltd., Class A (a)	222,548	2,252,186

		11,777,751
Internet Software - 1.43%
McAfee, Inc. *	37,868	1,485,562
Leisure Time - 2.58%
National Cinemedia, Inc.	57,486	719,150
Regal Entertainment Group, Class A	89,060	1,136,405
Royal Caribbean Cruises, Ltd. (a)	54,264	817,216

		2,672,771
Manufacturing - 2.32%
Eaton Corp.	42,805	1,862,017
Rockwell Automation, Inc.	17,710	543,520

		2,405,537
Medical-Hospitals - 0.34%
Universal Health Services, Inc., Class B	6,487	356,331

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining - 1.14%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	21,720	$1,182,220
Petroleum Services - 2.83%
BJ Services Company	72,497	1,133,853
Transocean, Ltd. *	8,992	714,684
Weatherford International, Ltd. *	52,395	1,084,577

		2,933,114
Pharmaceuticals - 3.77%
Hospira, Inc. *	23,043	794,984
King Pharmaceuticals, Inc. *	67,455	638,124
Mylan, Inc. * (a)	187,606	2,478,275

		3,911,383
Railroads & Equipment - 1.60%
CSX Corp.	27,472	872,511
Kansas City Southern *	47,558	784,231

		1,656,742
Real Estate - 3.54%
Avalon Bay Communities, Inc., REIT	13,537	832,255
Boston Properties, Inc., REIT	8,882	429,178
Equity Residential, REIT	36,486	888,069
ProLogis, REIT	22,877	194,226
The St. Joe Company *	27,378	699,234
Ventas, Inc., REIT	20,765	630,426

		3,673,388
Retail Trade - 3.55%
Bed Bath & Beyond, Inc. *	29,259	822,470
Family Dollar Stores, Inc.	30,482	922,690
Macy's, Inc.	74,870	874,482
Ritchie Brothers Auctioneers, Inc. (a)	46,665	1,068,629

		3,688,271
Sanitary Services - 0.12%
Insituform Technologies, Inc., Class A *	8,782	128,129
Semiconductors - 5.07%
ASML Holding NV	30,250	626,175
Lam Research Corp. *	29,154	763,543
LSI Logic Corp. *	221,231	988,902
Maxim Integrated Products, Inc.	68,664	1,114,417
Microchip Technology, Inc. (a)	46,509	1,003,199
Micron Technology, Inc. *	150,695	762,517

		5,258,753
Software - 2.44%
Adobe Systems, Inc. *	27,038	761,931
Autodesk, Inc. *	38,334	822,648
BMC Software, Inc. *	27,821	948,696

		2,533,275
Steel - 1.72%
Nucor Corp.	25,330	1,112,240
United States Steel Corp.	19,738	672,671

		1,784,911
Telecommunications Equipment &
Services - 0.75%
Embarq Corp.	18,595	781,362

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone - 2.71%
CenturyTel, Inc.	24,904	$768,288
Qwest Communications International, Inc. (a)	316,963	1,381,959
Windstream Corp.	79,167	665,795

		2,816,042
Tires & Rubber - 0.34%
Goodyear Tire & Rubber Company *	31,089	355,969
Tobacco - 3.12%
Lorillard, Inc.	47,346	3,235,152
Toys, Amusements & Sporting Goods - 0.59%
Hasbro, Inc.	24,154	613,753

TOTAL COMMON STOCKS (Cost $113,736,236)		$100,874,081

CONVERTIBLE BONDS - 0.29%
Telephone - 0.29%
Qwest Communications International, Inc.
3.50% due 11/15/2025	302,000	303,888

TOTAL CONVERTIBLE BONDS (Cost $408,455)		$303,888

SHORT TERM INVESTMENTS - 19.08%
Federal Home Loan Bank Discount Notes
zero coupon due 06/01/2009	$11,100,000	$11,100,000
John Hancock Collateral Investment Trust,
0.7339% (c)(g)	870,653	8,706,529

TOTAL SHORT TERM INVESTMENTS
(Cost $19,806,530)		$19,806,529

Total Investments (Mid Cap Value Equity Fund)
(Cost $133,951,221) - 116.54%		$120,984,498
Other assets and liabilities, net - (16.54)%		(17,168,178)

TOTAL NET ASSETS - 100.00%		$103,816,320

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.73%
Air Travel - 1.78%
Delta Air Lines, Inc. *	12,800	$74,368
Southwest Airlines Company	334,500	2,254,530

		2,328,898
Aluminum - 0.75%
Alcoa, Inc.	106,100	978,242
Apparel & Textiles - 0.52%
Cintas Corp.	29,100	677,739
Auto Parts - 1.59%
BorgWarner, Inc.	38,300	1,235,175
TRW Automotive Holdings Corp. *	41,000	365,720
WABCO Holdings, Inc.	28,600	485,628

		2,086,523
Auto Services - 0.86%
Hertz Global Holdings, Inc. *	163,800	1,122,030

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking - 5.60%
Commerce Bancshares, Inc.	27,700	$871,719
First Horizon National Corp.	96,233	1,168,269
First Niagara Financial Group, Inc.	52,300	663,687
Greenhill & Company, Inc.	7,200	529,200
KeyCorp	130,300	651,500
Northern Trust Corp.	13,700	789,805
Valley National Bancorp	30,730	373,062
WestAmerica Bancorp	23,200	1,203,152
Wilmington Trust Corp.	75,300	1,085,073

		7,335,467
Biotechnology - 0.22%
Biogen Idec, Inc. *	5,600	290,024
Broadcasting - 0.58%
Cox Radio, Inc., Class A *	5,700	27,873
Discovery Communications, Inc., Series A *	5,000	112,250
Discovery Communications, Inc., Series C *	29,600	616,864

		756,987
Business Services - 3.16%
Automatic Data Processing, Inc.	8,300	315,483
Equifax, Inc.	20,100	547,122
Manpower, Inc.	43,900	1,866,189
Total Systems Services, Inc.	103,600	1,414,140

		4,142,934
Cable & Television - 1.88%
Cablevision Systems Corp., Class A	2,100	39,963
DISH Network Corp. *	66,500	1,090,600
Scripps Networks Interactive, Inc., Class A	40,900	1,134,566
Time Warner Cable, Inc. *	6,433	198,072

		2,463,201
Cellular Communications - 2.33%
Motorola, Inc.	236,300	1,431,978
Telephone & Data Systems, Inc. - Special
Shares	43,100	1,257,658
Telephone & Data Systems, Inc.	12,000	363,720

		3,053,356
Colleges & Universities - 0.77%
Career Education Corp. *	50,200	1,008,016
Computers & Business Equipment - 1.75%
National Instruments Corp.	31,300	663,873
Seagate Technology	187,200	1,630,512

		2,294,385
Cosmetics & Toiletries - 2.67%
Alberto-Culver Company	67,300	1,564,052
Estee Lauder Companies, Inc., Class A	37,700	1,247,116
International Flavors & Fragrances, Inc.	21,700	692,230

		3,503,398
Crude Petroleum & Natural Gas - 1.64%
Cimarex Energy Company	65,800	2,146,396
Electrical Equipment - 1.38%
Molex, Inc.	131,500	1,814,700
Electrical Utilities - 6.09%
Ameren Corp.	38,800	902,488

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
American Electric Power Company, Inc.	28,200	$742,788
Constellation Energy Group, Inc.	21,800	594,704
FirstEnergy Corp.	7,700	290,983
Integrys Energy Group, Inc.	17,900	484,911
Mirant Corp. *	140,900	2,199,449
Pepco Holdings, Inc.	33,200	430,936
Pinnacle West Capital Corp.	45,900	1,269,135
PNM Resources, Inc.	61,300	567,025
Teco Energy, Inc.	44,500	499,290

		7,981,709
Electronics - 1.44%
AVX Corp.	111,200	1,031,936
Harman International Industries, Inc.	8,900	165,896
Tyco Electronics, Ltd.	39,600	687,852

		1,885,684
Energy - 3.88%
Duke Energy Corp.	73,600	1,041,440
Nexen, Inc.	112,400	2,795,388
NRG Energy, Inc. *	55,300	1,244,250

		5,081,078
Financial Services - 2.84%
Discover Financial Services	241,700	2,310,652
Janus Capital Group, Inc.	138,500	1,404,390

		3,715,042
Food & Beverages - 4.91%
Campbell Soup Company	50,800	1,408,176
Coca-Cola Enterprises, Inc.	33,800	563,108
Hershey Company	35,000	1,232,700
McCormick & Company, Inc.	32,400	988,848
Sysco Corp.	73,400	1,758,664
Tootsie Roll Industries, Inc.	21,228	477,630

		6,429,126
Forest Products - 2.09%
Weyerhaeuser Company	81,700	2,743,486
Gas & Pipeline Utilities - 1.02%
NiSource, Inc.	4,100	43,829
Williams Companies, Inc.	77,300	1,297,094

		1,340,923
Gold - 0.20%
AngloGold Ashanti, Ltd., SADR	6,300	266,679
Healthcare Products - 2.11%
Boston Scientific Corp. *	56,200	528,280
Mead Johnson Nutrition Company *	9,700	302,252
St. Jude Medical, Inc. *	13,000	507,260
Stryker Corp.	30,600	1,176,264
Zimmer Holdings, Inc. *	5,700	253,935

		2,767,991
Healthcare Services - 3.68%
Healthsouth Corp. *	187,100	2,215,264
Lincare Holdings, Inc. *	58,900	1,282,842
Weight Watchers International, Inc.	56,400	1,321,452

		4,819,558

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Holdings Companies/Conglomerates - 0.35%
Textron, Inc.	39,700	$456,550
Household Products - 0.71%
Fortune Brands, Inc.	26,700	934,767
Industrial Machinery - 0.49%
Dover Corp.	20,400	641,376
Insurance - 6.74%
Allstate Corp.	45,000	1,157,850
Arthur J. Gallagher & Company	15,300	320,535
Axis Capital Holdings, Ltd.	17,500	417,900
CIGNA Corp.	42,800	948,876
Cincinnati Financial Corp.	46,600	1,053,626
First American Corp.	17,900	408,478
Marsh & McLennan Companies, Inc.	63,300	1,197,636
Montpelier Re Holdings, Ltd.	38,300	512,454
OneBeacon Insurance Group, Ltd.	34,900	379,014
Progressive Corp. *	91,900	1,482,347
Prudential Financial, Inc.	6,400	255,424
The Travelers Companies, Inc.	17,200	699,352

		8,833,492
International Oil - 1.75%
Murphy Oil Corp.	38,900	2,295,489
Internet Retail - 1.06%
Expedia, Inc. *	39,600	685,476
Liberty Media Corp. - Interactive A *	119,300	699,098

		1,384,574
Internet Software - 0.77%
Electronic Arts, Inc. *	44,100	1,013,859
Leisure Time - 1.20%
International Game Technology	90,700	1,574,552
Life Sciences - 0.32%
Waters Corp. *	9,600	415,872
Liquor - 0.35%
Brown Forman Corp., Class B	10,500	460,425
Metal & Metal Products - 0.74%
Franco-Nevada Corp.	34,800	967,419
Mining - 0.61%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	10,200	555,186
Gold Fields, Ltd., SADR	17,700	240,366

		795,552
Paper - 1.32%
Domtar Corp. *	435,600	496,584
International Paper Company	14,500	208,365
Temple-Inland, Inc.	79,900	1,021,122

		1,726,071
Petroleum Services - 3.55%
Baker Hughes, Inc.	12,300	480,438
BJ Services Company	102,900	1,609,356
Petro-Canada	57,500	2,560,475

		4,650,269

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 0.64%
Onyx Pharmaceuticals, Inc. *	15,300	$361,998
OSI Pharmaceuticals, Inc. *	4,200	141,960
Sepracor, Inc. *	21,100	330,215

		834,173
Publishing - 3.08%
Meredith Corp.	79,600	2,146,016
Scholastic Corp.	63,400	1,242,640
The Washington Post Company, Class B	1,800	648,000

		4,036,656
Real Estate - 4.23%
Alexandria Real Estate Equities, Inc., REIT	14,000	502,600
Duke Realty Corp., REIT	61,200	582,012
Kimco Realty Corp., REIT	88,400	1,033,396
SL Green Realty Corp., REIT	26,200	599,980
The St. Joe Company *	64,100	1,637,114
Vornado Realty Trust, REIT	12,900	601,914
Weingarten Realty Investors, REIT	36,900	585,972

		5,542,988
Retail Grocery - 0.46%
Whole Foods Market, Inc.	31,900	601,953
Retail Trade - 3.48%
Bed Bath & Beyond, Inc. *	26,100	733,671
CarMax, Inc. *	49,800	558,258
The Gap, Inc.	140,900	2,515,065
Tiffany & Company	26,700	757,479

		4,564,473
Sanitary Services - 0.94%
Nalco Holding Company	70,800	1,229,088
Semiconductors - 2.30%
ASML Holding NV	19,600	405,720
Novellus Systems, Inc. *	105,100	1,884,443
Teradyne, Inc. *	61,700	441,155
Xilinx, Inc.	13,900	288,286

		3,019,604
Telephone - 0.60%
Harris Corp.	25,500	792,540
Toys, Amusements & Sporting Goods - 1.30%
Mattel, Inc.	108,700	1,696,807

TOTAL COMMON STOCKS (Cost $115,115,121)		$121,502,121

CORPORATE BONDS - 1.25%
Auto Services - 0.42%
Hertz Global Holdings, Inc.
5.25% due 06/01/2014	539,000	543,366
Holdings Companies/Conglomerates - 0.46%
Textron Inc, Series TXT
4.50% due 05/01/2013	550,000	605,220
Steel - 0.37%
United States Steel Corp.
4.00% due 05/15/2014	391,000	482,885

TOTAL CORPORATE BONDS (Cost $1,542,952)		$1,631,471

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.38%
Aluminum - 0.08%
Alcoa, Inc.
5.25% due 03/15/2014	$62,000	$98,890
Healthcare Products - 0.05%
Henry Schein, Inc.
3.00% due 08/15/2034	57,000	63,127
Insurance - 0.22%
Prudential Financial, Inc.
0.3663% due 12/15/2037 (b)	290,000	289,420
Semiconductors - 0.03%
Teradyne, Inc., Series TER
4.50% due 03/15/2014	28,000	41,265

TOTAL CONVERTIBLE BONDS (Cost $427,835)		$492,702

SHORT TERM INVESTMENTS - 21.02%
GDF Suez
0.26% due 06/10/2009	$4,187,000	$4,186,728
Old Line Funding LLC
0.37% due 08/10/2009	3,000,000	2,997,842
T. Rowe Price Reserve Investment Fund,
0.5211%	20,362,170	20,362,170

TOTAL SHORT TERM INVESTMENTS
(Cost $27,546,740)		$27,546,740

Total Investments (Mid Value Fund)
(Cost $144,632,648) - 115.38%		$151,173,034
Other assets and liabilities, net - (15.38)%		(20,152,157)

TOTAL NET ASSETS - 100.00%		$131,020,877

Natural Resources Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.82%
Coal - 4.13%
CONSOL Energy, Inc.	419,986	$17,286,624
Peabody Energy Corp.	271,300	9,218,774

		26,505,398
Crude Petroleum & Natural Gas - 18.77%
Chesapeake Energy Corp.	713,600	16,170,176
Devon Energy Corp.	152,600	9,650,424
EOG Resources, Inc.	355,969	26,053,371
EQT Corp.	312,760	11,650,310
Marathon Oil Corp.	370,509	11,811,827
Newfield Exploration Company *	251,152	9,071,610
Noble Energy, Inc.	148,964	8,860,379
Ultra Petroleum Corp. *	145,500	6,588,240
XTO Energy, Inc.	480,132	20,535,246

		120,391,583
Diversified Minerals - 4.21%
Vale SA, SADR	1,663,604	27,000,293
Domestic Oil - 5.44%
Denbury Resources, Inc. *	706,500	12,144,735

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Domestic Oil (continued)
Suncor Energy, Inc. - CAD	649,214	$22,745,533

		34,890,268
Gas & Pipeline Utilities - 5.53%
Eni SpA, SADR (a)	131,000	6,350,880
Gazprom OAO, SADR	957,492	22,491,366
Williams Companies, Inc.	395,600	6,638,168

		35,480,414
Gold - 4.76%
AngloGold Ashanti, Ltd., SADR	292,941	12,400,193
Barrick Gold Corp.	233,356	8,886,196
Gold Fields, Ltd.	673,370	9,221,067

		30,507,456
International Oil - 23.95%
BP PLC, SADR	393,427	19,474,636
Canadian Natural Resources, Ltd.	504,133	29,880,876
ConocoPhillips	104,128	4,773,228
EnCana Corp. - CAD	383,154	21,057,238
Exxon Mobil Corp.	182,405	12,649,787
Lukoil Oil Company, ADR (a)	128,727	6,822,531
Petroleo Brasileiro SA, ADR	637,896	28,086,561
Royal Dutch Shell PLC, ADR	363,369	19,589,223
Talisman Energy, Inc.	695,998	11,290,245

		153,624,325
Metal & Metal Products - 7.24%
Alumina, Ltd.	3,710,556	4,070,915
Cameco Corp.	586,022	16,174,207
Sumitomo Metal Industries, Ltd.	2,391,000	6,489,547
Vedanta Resources PLC	760,160	19,694,463

		46,429,132
Mining - 4.97%
Anglo American PLC	208,648	6,107,272
Anglo Platinum, Ltd.	200,756	14,034,008
Compania de Minas Buenaventura SA, ADR	61,900	1,753,627
Xstrata PLC	875,511	9,984,108

		31,879,015
Petroleum Services - 12.59%
Baker Hughes, Inc.	285,800	11,163,348
Halliburton Company	352,802	8,089,750
Petro-Canada	290,431	12,636,110
Reliance Industries, Ltd., GDR (a)	99,585	9,717,814
Total SA, SADR (a)	329,462	18,993,484
Valero Energy Corp.	517,066	11,566,766
Weatherford International, Ltd. *	412,600	8,540,820

		80,708,092
Steel - 3.23%
ArcelorMittal (a)	356,025	11,812,909
POSCO, SADR (a)	105,800	8,875,562

		20,688,471

TOTAL COMMON STOCKS (Cost $627,681,919)		$608,104,447

The accompanying notes are an integral part of the financial statements.
174

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.10%
Mining - 0.10%
Anglo Platinum, Ltd., 6.38% (i)	32,311	$661,978

TOTAL PREFERRED STOCKS (Cost $952,131)		$661,978

SHORT TERM INVESTMENTS - 6.26%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$4,015,875	$40,158,745

TOTAL SHORT TERM INVESTMENTS
(Cost $40,158,745)		$40,158,745

REPURCHASE AGREEMENTS - 4.66%
Bank of New York Tri-Party
Repurchase Agreement dated
05/29/2009 at 0.18% to be
repurchased at $29,900,449 on
06/01/2009, collateralized by
$50,823,103 Government National
Mortgage Association, 7.00% due
11/15/2038 (valued at
$30,498,000, including interest)	$29,900,000	$29,900,000

TOTAL REPURCHASE AGREEMENTS
(Cost $29,900,000)		$29,900,000

Total Investments (Natural Resources Fund)
(Cost $698,692,795) - 105.84%		$678,825,170
Other assets and liabilities, net - (5.84)%		(37,476,571)

TOTAL NET ASSETS - 100.00%		$641,348,599

Optimized All Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.12%
Aerospace - 1.47%
General Dynamics Corp.	876	$49,844
Agriculture - 0.71%
Monsanto Company	294	24,152
Air Travel - 1.58%
Continental Airlines, Inc., Class B *	1,483	13,822
Delta Air Lines, Inc. *	4,452	25,866
Hawaiian Holdings, Inc. *	2,651	13,944

		53,632
Auto Parts - 0.86%
LKQ Corp. *	1,896	28,990
Banking - 2.40%
Banco Santander Central Hispano
SA-Sponsored ADR	1,981	21,276
PNC Financial Services Group, Inc.	902	41,086
Valley National Bancorp	1,547	18,781

		81,143
Building Materials & Construction - 1.02%
Chicago Bridge & Iron Company N.V.	1,255	16,202
Owens Corning, Inc. *	1,305	18,179

		34,381

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 1.76%
Acxiom Corp.	1,482	$15,843
Convergys Corp. *	1,789	16,548
Deluxe Corp.	931	13,164
FactSet Research Systems, Inc.	266	14,072

		59,627
Cable & Television - 2.36%
Comcast Corp., Class A	2,087	28,738
DISH Network Corp. *	2,255	36,982
Viacom, Inc., Class B *	641	14,211

		79,931
Cellular Communications - 0.78%
NII Holdings, Inc. *	1,293	26,455
Chemicals - 0.40%
Innophos Holdings, Inc.	869	13,548
Coal - 0.62%
Massey Energy Company	913	20,899
Computers & Business Equipment - 8.41%
Apple, Inc. *	256	34,767
Cisco Systems, Inc. *	2,884	53,354
Diebold, Inc.	618	15,277
EMC Corp. *	2,298	27,002
Hewlett-Packard Company	926	31,808
International Business Machines Corp.	865	91,932
Metavante Technologies, Inc. *	1,184	30,370

		284,510
Cosmetics & Toiletries - 2.52%
Colgate-Palmolive Company	1,292	85,207
Crude Petroleum & Natural Gas - 1.33%
Forest Oil Corp. *	1,067	20,284
Sunoco, Inc.	816	24,831

		45,115
Electrical Equipment - 2.94%
AMETEK, Inc.	1,248	39,250
Emerson Electric Company	1,880	60,329

		99,579
Electrical Utilities - 2.72%
CMS Energy Corp.	4,217	47,821
Dominion Resources, Inc.	466	14,814
FirstEnergy Corp.	778	29,401

		92,036
Electronics - 0.74%
Belden, Inc.	786	14,399
Enersys *	665	10,773

		25,172
Energy - 0.40%
GT Solar International, Inc. *	2,094	13,443
Financial Services - 7.49%
Bank of America Corp.	902	10,166
Broadridge Financial Solutions, Inc.	1,565	25,916
Charles Schwab Corp.	1,044	18,374
Goldman Sachs Group, Inc.	307	44,383

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
JPMorgan Chase & Company	1,271	$46,900
Morgan Stanley	526	15,948
NASDAQ OMX Group, Inc. *	1,523	32,151
SLM Corp. *	3,765	24,887
TD Ameritrade Holding Corp. *	1,041	17,739
Wells Fargo & Company	673	17,161

		253,625
Food & Beverages - 3.09%
Coca-Cola Enterprises, Inc.	1,274	21,225
Flowers Foods, Inc.	1,509	31,945
General Mills, Inc.	344	17,606
The Coca-Cola Company	686	33,724

		104,500
Funeral Services - 0.64%
Hillenbrand, Inc.	1,267	21,742
Gas & Pipeline Utilities - 1.41%
Eni SpA, SADR	982	47,607
Healthcare Products - 7.51%
Baxter International, Inc.	911	46,634
Covidien, Ltd.	1,651	58,974
Gen-Probe, Inc. *	633	26,985
Herbalife, Ltd.	791	23,105
Johnson & Johnson	1,055	58,194
St. Jude Medical, Inc. *	1,032	40,268

		254,160
Hotels & Restaurants - 0.72%
CEC Entertainment, Inc. *	431	13,848
Yum! Brands, Inc.	303	10,493

		24,341
Household Products - 1.12%
Jarden Corp. *	903	16,055
Tupperware Brands Corp.	900	21,888

		37,943
Industrials - 1.12%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	1,214	37,937
Insurance - 4.16%
ACE, Ltd.	1,302	57,275
Allied World Assurance Holdings, Ltd.	1,066	40,242
American Financial Group, Inc.	885	18,957
Assurant, Inc.	1,023	24,173

		140,647
International Oil - 5.00%
ConocoPhillips	1,044	47,857
Exxon Mobil Corp.	1,163	80,654
Sasol, Ltd., SADR	1,082	40,889

		169,400
Internet Retail - 0.77%
Amazon.com, Inc. *	332	25,893
Internet Software - 1.91%
Shanda Interactive Entertainment, Ltd. *	534	30,769

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software (continued)
Symantec Corp. *	2,167	$33,784

		64,553
Leisure Time - 0.63%
Bally Technologies, Inc. *	767	21,476
Life Sciences - 0.45%
PerkinElmer, Inc.	946	15,391
Manufacturing - 0.30%
Snap-on, Inc.	329	10,248
Mining - 1.61%
Anglo American PLC, ADR	3,802	54,559
Petroleum Services - 5.54%
ENSCO International, Inc.	1,021	39,707
Noble Corp.	1,676	57,604
Repsol YPF SA, ADR	760	17,092
Transocean, Ltd. *	920	73,122

		187,525
Pharmaceuticals - 5.03%
Abbott Laboratories	936	42,176
Celgene Corp. *	716	30,244
Gilead Sciences, Inc. *	954	41,117
Pfizer, Inc.	3,730	56,659

		170,196
Real Estate - 1.80%
Apartment Investment & Management
Company, Class A, REIT	1,476	13,948
Hospitality Properties Trust, REIT	964	13,467
HRPT Properties Trust, REIT	3,794	18,022
Macerich Company, REIT (a)	923	15,580

		61,017
Retail - 0.40%
Pantry, Inc. *	671	13,366
Retail Grocery - 0.38%
Spartan Stores, Inc.	1,045	12,968
Retail Trade - 5.30%
Aaron, Inc., Class B	1,180	38,432
CVS Caremark Corp.	327	9,745
Dollar Tree, Inc. *	1,032	46,203
Hot Topic, Inc. *	1,215	8,760
Ross Stores, Inc.	1,318	51,613
TJX Companies, Inc.	839	24,759

		179,512
Sanitary Services - 0.74%
Republic Services, Inc.	535	12,192
Stericycle, Inc. *	260	12,995

		25,187
Semiconductors - 3.96%
Intel Corp.	2,065	32,462
PMC-Sierra, Inc. *	3,319	25,191
Skyworks Solutions, Inc. *	3,437	32,755
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	3,994	43,694

		134,102

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 3.75%
Nuance Communications, Inc. *	2,261	$28,036
Oracle Corp.	2,780	54,460
Red Hat, Inc. *	857	17,097
Sybase, Inc. *	835	27,163

		126,756
Telephone - 1.74%
AT&T, Inc.	1,034	25,633
Nippon Telegraph & Telephone Corp., ADR	1,594	33,107

		58,740
Transportation - 0.53%
Genco Shipping & Trading, Ltd.	682	17,834

TOTAL COMMON STOCKS (Cost $3,383,707)		$3,388,889

SHORT TERM INVESTMENTS - 0.45%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$1,513	$15,128

TOTAL SHORT TERM INVESTMENTS
(Cost $15,128)		$15,128

Total Investments (Optimized All Cap Fund)
(Cost $3,398,835) - 100.57%		$3,404,017
Other assets and liabilities, net - (0.57)%		(19,243)

TOTAL NET ASSETS - 100.00%		$3,384,774

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.26%
Hotels & Restaurants - 2.47%
Marriott International, Inc., Class A	147,100	$3,436,256
Starwood Hotels & Resorts Worldwide, Inc.	23,100	565,257

		4,001,513
Leisure Time - 0.96%
Gaylord Entertainment Company * (a)	109,300	1,552,060
Paper - 1.79%
Plum Creek Timber Company, Inc. (a)	83,300	2,886,345
Real Estate - 84.04%
Alexandria Real Estate Equities, Inc., REIT (a)	48,800	1,751,920
AMB Property Corp., REIT	176,900	3,157,665
Avalon Bay Communities, Inc., REIT	110,616	6,800,672
Boston Properties, Inc., REIT	94,050	4,544,496
BRE Properties, Inc., Class A, REIT	178,640	4,462,427
Brookfield Properties Corp. REIT	307,600	2,325,456
Camden Property Trust, REIT	194,700	5,844,894
CBL & Associates Properties, Inc., REIT (a)	412,414	2,569,339
Cousins Properties, Inc., REIT (a)	129,100	1,161,900
DCT Industrial Trust, Inc., REIT	525,900	2,356,032
Douglas Emmett, Inc., REIT	356,300	3,313,590
EastGroup Properties, Inc., REIT	83,200	2,837,952
Equity One, Inc., REIT (a)	334,700	4,833,068
Equity Residential, REIT	271,950	6,619,263

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Essex Property Trust, Inc., REIT	65,400	$4,453,086
Federal Realty Investment Trust, REIT	89,880	4,732,182
Healthcare Realty Trust, Inc., REIT	191,000	3,145,770
Highwoods Properties, Inc., REIT	101,900	2,304,978
Host Hotels & Resorts, Inc., REIT	399,650	3,748,717
Kilroy Realty Corp., REIT	187,200	3,985,488
Kimco Realty Corp., REIT	480,900	5,621,721
LaSalle Hotel Properties, REIT	131,020	1,792,354
Macerich Company, REIT (a)	190,500	3,215,640
Mack-Cali Realty Corp., REIT	50,610	1,250,573
Post Properties, Inc., REIT	102,200	1,556,506
Public Storage, REIT	85,100	5,668,511
Regency Centers Corp., REIT	187,450	6,678,844
Simon Property Group, Inc., REIT	258,419	13,817,664
SL Green Realty Corp., REIT (a)	168,900	3,867,810
Taubman Centers, Inc., REIT	127,200	3,146,928
The St. Joe Company *	38,800	990,952
Vornado Realty Trust, REIT	162,043	7,560,926
Washington Real Estate Investment Trust,
REIT (a)	108,800	2,378,368
Weingarten Realty Investors, REIT	214,200	3,401,496

		135,897,188

TOTAL COMMON STOCKS (Cost $166,147,148)		$144,337,106

CONVERTIBLE BONDS - 9.15%
Real Estate - 9.15%
Alexandria Real Estate Equities Inc, Series 144A
8.00% due 04/15/2029 (f)	1,844,000	1,936,200
Boston Properties LP
2.875% due 02/15/2037	702,000	602,842
General Growth Properties LP
3.98% due 04/15/2027 ^ (f)	7,681,000	2,649,945
Kilroy Realty LP
3.25% due 04/15/2012 (f)	3,538,000	2,803,925
Macerich Company
3.25% due 03/15/2012 (f)	2,353,000	1,804,702
ProLogis
2.25% due 04/01/2037	3,622,000	2,816,105
SL Green Realty Corp.
3.00% due 03/30/2027 (f)	2,671,000	2,180,204

		14,793,923

TOTAL CONVERTIBLE BONDS (Cost $13,831,347)		$14,793,923

SHORT TERM INVESTMENTS - 15.38%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$20,363,399	$20,363,399
T. Rowe Price Reserve Investment Fund,
0.5211%	4,505,944	4,505,944

TOTAL SHORT TERM INVESTMENTS
(Cost $24,869,343)		$24,869,343

The accompanying notes are an integral part of the financial statements.
177

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.22%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$361,002 on 6/1/2009,
collateralized by $380,000 Federal
Home Loan Mortgage Corp.,
5.625% due 11/23/2035 (valued at
$368,372, including interest)	$361,000	$361,000

TOTAL REPURCHASE AGREEMENTS
(Cost $361,000)		$361,000

Total Investments (Real Estate Equity Fund)
(Cost $205,208,838) - 114.01%		$184,361,372
Other assets and liabilities, net - (14.01)%		(22,655,946)

TOTAL NET ASSETS - 100.00%		$161,705,426

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.72%
Real Estate - 98.72%
AMB Property Corp., REIT	89,400	$1,595,790
American Campus Communities, Inc., REIT	96,700	2,223,133
Avalon Bay Communities, Inc., REIT	51,137	3,143,903
BioMed Realty Trust, Inc., REIT	108,250	1,064,097
Boston Properties, Inc., REIT	67,100	3,242,272
Brandywine Realty Trust, REIT	73,950	550,927
Camden Property Trust, REIT	18,950	568,879
Cogdell Spencer, Inc., REIT	79,000	296,250
DiamondRock Hospitality Company, REIT	36,750	238,875
Digital Realty Trust, Inc., REIT	74,268	2,656,566
Duke Realty Corp., REIT	159,100	1,513,041
Entertainment Properties Trust, REIT	12,393	251,826
Equity Lifestyle Properties, Inc., REIT	13,261	520,362
Equity Residential, REIT	132,410	3,222,859
Essex Property Trust, Inc., REIT	20,300	1,382,227
HCP, Inc., REIT	87,350	2,029,140
Host Hotels & Resorts, Inc., REIT	152,250	1,428,105
Kilroy Realty Corp., REIT	63,450	1,350,851
Kimco Realty Corp., REIT	226,200	2,644,278
Kite Realty Group Trust, REIT	71,600	231,984
LaSalle Hotel Properties, REIT	20,200	276,336
LTC Properties, Inc., REIT	27,987	582,409
Macerich Company, REIT (a)	17,100	288,648
Medical Properties Trust, Inc., REIT	129,800	817,740
Nationwide Health Properties, Inc., REIT	93,129	2,474,438
Post Properties, Inc., REIT	61,175	931,695
ProLogis, REIT (a)	365,350	3,101,822
Public Storage, REIT	75,180	5,007,740
Regency Centers Corp., REIT	87,470	3,116,556
Senior Housing Properties Trust, REIT	127,190	2,130,433
Simon Property Group, Inc., REIT	127,386	6,811,329
SL Green Realty Corp., REIT (a)	57,300	1,312,170
Sunstone Hotel Investors, Inc., REIT	103,250	599,883
Ventas, Inc., REIT	88,374	2,683,035

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Vornado Realty Trust, REIT	66,128	$3,085,532
Weingarten Realty Investors, REIT	48,050	763,034

		64,138,165

TOTAL COMMON STOCKS (Cost $62,877,915)		$64,138,165

SHORT TERM INVESTMENTS - 1.39%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$90,330	$903,301

TOTAL SHORT TERM INVESTMENTS
(Cost $903,301)		$903,301

REPURCHASE AGREEMENTS - 1.38%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$898,005 on 06/01/2009,
collateralized by $895,000 Federal
Home Loan Mortgage Corp.,
5.26% due 08/14/2018 (valued at
$916,256, including interest)	$898,000	$898,000

TOTAL REPURCHASE AGREEMENTS
(Cost $898,000)		$898,000

Total Investments (Real Estate Securities Fund)
(Cost $64,679,216) - 101.49%		$65,939,466
Other assets and liabilities, net - (1.49)%		(966,098)

TOTAL NET ASSETS - 100.00%		$64,973,368

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 98.30%
Treasury Inflation Protected
Securities (d) - 98.09%
1.625% due 01/15/2018	$203,020	$202,449
1.875% due 07/15/2013 to 07/15/2015	127,776,949	131,337,941
2.00% due 07/15/2014 to 01/15/2026	151,965,952	154,035,014
2.125% due 01/15/2019	25,455,850	26,545,666
2.375% due 04/15/2011 to 01/15/2025	195,092,148	199,846,230
2.50% due 07/15/2016 to 01/15/2029	42,174,480	44,380,346
2.625% due 07/15/2017	60,965,824	65,538,261
3.00% due 07/15/2012	35,570,374	37,882,448
3.375% due 01/15/2012	1,556,932	1,661,539
3.625% due 04/15/2028	9,729,668	11,608,710
3.875% due 04/15/2029	85,457,010	106,020,103
1.25% due 04/15/2014	15,072,750	15,280,000
2.375% due 01/15/2027	1,687,632	1,707,145
1.375% due 07/15/2018	24,950,354	24,396,756
3.50% due 01/15/2011	58,160,536	60,759,614

		881,202,222

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes - 0.21%
0.875% due 04/30/2011 ***		$1,870,000	$1,869,701

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $857,330,942)			$883,071,923

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.72%
Federal Home Loan Mortgage Corp. - 8.60%
0.9369% due 08/05/2011 (b)***		10,000,000	10,006,485
4.50% due 05/15/2017		140,128	144,465
5.50% due 08/01/2037 to 01/01/2039		45,531,975	47,107,490
5.875% due 03/21/2011		10,052,000	10,579,559
6.00% due 11/01/2036 to 02/01/2039		2,969,530	3,110,467
5.00% due 12/14/2018		1,200,000	1,115,591
0.8875% due 02/01/2011 (b)		5,200,000	5,190,708

			77,254,765
Federal National Mortgage
Association - 16.67%
2.713% due 10/01/2044 (b)		92,998	92,528
5.50% due 03/01/2034 to 12/01/2038		45,564,901	47,189,443
6.00% due 09/01/2035 to 04/01/2039		83,636,928	87,734,964
6.00% TBA **		1,000,000	1,047,031
6.50% due 06/01/2035 to 07/01/2038		12,828,721	13,702,768

			149,766,734
Government National Mortgage
Association - 1.12%
6.00% due 08/15/2034 to 10/15/2038		9,593,422	10,053,393
Small Business Administration - 0.33%
4.504% due 02/10/2014		681,868	682,105
4.88% due 11/01/2024		2,222,339	2,297,298

			2,979,403

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $235,904,153)			$240,054,295

FOREIGN GOVERNMENT OBLIGATIONS - 2.31%
Japan - 2.31%
Government of Japan
0.80% due 12/10/2015	JPY	30,210,000	272,518
1.10% due 12/10/2016		881,760,000	7,956,014
1.20% due 06/10/2017		787,800,000	7,040,425
1.20% due 12/10/2017		371,190,000	3,299,337
1.40% due 06/10/2018		239,640,000	2,140,110

			20,708,404

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $20,162,509)			$20,708,404

CORPORATE BONDS - 18.44%
Advertising - 0.13%
Omnicom Group, Inc.
5.90% due 04/15/2016		$1,250,000	1,162,600
Banking - 3.41%
ANZ National International, Ltd.
6.20% due 07/19/2013 (f)		1,900,000	1,939,383
Barclays Bank PLC
5.45% due 09/12/2012		3,200,000	3,273,946
6.05% due 12/04/2017 (f)		5,200,000	4,284,083

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Barclays Bank PLC (continued)
7.434% due 09/29/2049 (b)(f)		$600,000	$381,654
7.70% due 12/31/2049 (b)(f)		200,000	155,078
HBOS PLC
6.75% due 05/21/2018 (f)		1,000,000	709,110
National Australia Bank, Ltd.
1.4238% due 02/08/2010 (b)(f)		7,600,000	7,599,460
5.35% due 06/12/2013 (f)		1,700,000	1,716,616
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	400,000	175,299
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(f)		$2,500,000	1,850,000
Swedbank AB
2.80% due 02/10/2012 (f)		7,200,000	7,273,411
Wachovia Bank NA, BKNT
1.3313% due 12/02/2010 (b)		1,400,000	1,320,106

			30,678,146

Computers & Business Equipment - 0.43%
Hewlett-Packard Company
2.25% due 05/27/2011		3,800,000	3,828,485
Financial Services - 8.12%
Allstate Life Global Funding II, MTN
1.4025% due 05/21/2010 (b)		6,700,000	6,602,455
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		1,200,000	1,243,848
American Express Bank FSB
5.50% due 04/16/2013		900,000	863,312
American Express Bank FSB, BKNT
6.00% due 09/13/2017		2,200,000	1,964,602
American Express Centurion Bank, BKNT
6.00% due 09/13/2017		2,200,000	1,964,602
American Express Company
7.00% due 03/19/2018		1,560,000	1,489,926
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		1,300,000	1,405,706
7.25% due 02/01/2018		1,000,000	1,030,938
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(f)		400,000	205,792
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		1,100,000	979,352
Citigroup Funding, Inc., MTN
2.0363% due 05/07/2010 (b)		600,000	584,272
Citigroup, Inc.
1.2619% due 12/28/2009 (b)		4,000,000	3,912,920
5.50% due 04/11/2013		1,300,000	1,246,798
Ford Motor Credit Company LLC
7.25% due 10/25/2011		6,350,000	5,479,853
7.80% due 06/01/2012		450,000	384,275
GATX Financial Corp.
5.80% due 03/01/2016		1,000,000	820,568
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(f)	EUR	100,000	81,288
6.375% due 11/15/2067 (b)		$800,000	564,776
6.50% due 09/15/2067 (b)(f)	GBP	4,500,000	4,291,277
Goldman Sachs Group, Inc.
6.15% due 04/01/2018		$1,200,000	1,158,452
Green Valley, Ltd.
5.045% due 01/10/2011 (b)(f)	EUR	400,000	539,445

The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
International Lease Finance Corp., MTN
6.625% due 11/15/2013		$600,000	$457,687
LeasePlan Corp., NV
3.00% due 05/07/2012 (f)		1,800,000	1,800,604
Lehman Brothers Holdings, Inc.
6.20% due 09/26/2014 ^		300,000	44,250
7.00% due 09/27/2027 ^ (f)		300,000	44,250
Lehman Brothers Holdings, Inc., EMTN
zero coupon due 04/05/2011 ^ (f)	EUR	36,000	6,998
5.125% due 06/27/2014 ^ (f)		850,000	168,230
Lehman Brothers Holdings, Inc., MTN
6.875% due 05/02/2018 ^		$1,200,000	198,000
Longpoint Re, Ltd.
6.57% due 05/08/2010 (b)(f)		800,000	776,080
Merna Reinsurance, Ltd., Series A
1.87% due 07/07/2010 (b)		3,500,000	3,235,400
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		2,300,000	2,084,711
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018		5,000,000	4,640,295
Morgan Stanley
1.3569% due 01/18/2011 (b)		2,000,000	1,903,130
1.5569% due 10/18/2016 (b)		400,000	294,605
Morgan Stanley, MTN
3.0056% due 05/14/2010 (b)		11,500,000	11,411,692
Mystic Re, Ltd.
10.6737% due 06/07/2011 (b)(f)		1,500,000	1,399,862
New York Life Global Funding
4.65% due 05/09/2013 (f)		1,800,000	1,775,920
Pacific Life Global Funding
5.15% due 04/15/2013 (f)		600,000	565,240
Residential Reinsurance 2007, Ltd., Series CL1
8.5113% due 06/07/2010 (b)(f)		2,200,000	2,120,360
TransCapitalInvest, Ltd. for OJSC AK Transneft
7.70% due 08/07/2013 (f)		1,300,000	1,242,917
Vita Capita II, Ltd.
2.1075% due 01/01/2010 (b)(f)		300,000	291,030
Vita Capital III, Ltd., Series B-II
2.3275% due 01/01/2012 (b)(f)		500,000	432,900
Wells Fargo & Company
4.375% due 01/31/2013		1,200,000	1,201,388

			72,910,006

Food & Beverages - 0.21%
Kraft Foods, Inc.
6.00% due 02/11/2013		900,000	957,123
6.125% due 02/01/2018		900,000	918,382

			1,875,505

Gas & Pipeline Utilities - 1.03%
NGPL PipeCo LLC
6.514% due 12/15/2012 (f)		9,300,000	9,295,648
Healthcare Services - 1.63%
Roche Holdings, Inc.
2.6613% due 02/25/2011 (b)(f)		14,300,000	14,468,168
UnitedHealth Group, Inc.
4.875% due 02/15/2013		200,000	197,405

			14,665,573

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants - 0.22%
Yum! Brands, Inc.
6.25% due 03/15/2018	$2,000,000	$1,957,550
Insurance - 1.99%
American International Group, Inc.
8.175% due 05/15/2058 (b)(f)	1,500,000	346,665
American International Group, Inc., MTN
5.85% due 01/16/2018	2,800,000	1,186,668
American International Group, Inc., Series 1
1.2169% due 10/18/2011 (b)	1,200,000	598,342
Berkshire Hathaway Finance Corp.
5.40% due 05/15/2018 (f)	7,800,000	7,921,641
Foundation Re II, Ltd.
7.5756% due 11/26/2010 (b)(f)	600,000	567,005
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (f)	800,000	789,746
Pricoa Global Funding I
1.3563% due 06/26/2012 (b)(f)	7,600,000	6,500,234

		17,910,301

International Oil - 0.07%
Gaz Capital SA
7.343% due 04/11/2013 (f)	300,000	288,000
8.146% due 04/11/2018 (f)	400,000	364,480

		652,480

Publishing - 0.27%
Pearson Dollar Finance PLC
5.70% due 06/01/2014 (f)	2,500,000	2,402,695
Retail Trade - 0.64%
Black & Decker Corp.
4.75% due 11/01/2014	1,000,000	902,501
Federated Retail Holdings, Inc.
5.90% due 12/01/2016	1,000,000	841,636
Home Depot, Inc.
5.40% due 03/01/2016	1,250,000	1,226,216
Macy's Retail Holdings, Inc.
7.45% due 07/15/2017	1,000,000	856,863
RPM International, Inc.
6.50% due 02/15/2018	1,000,000	880,270
Target Corp.
6.00% due 01/15/2018	1,000,000	1,025,782

		5,733,268
Software - 0.18%
Oracle Corp.
5.75% due 04/15/2018	1,500,000	1,616,423
Telephone - 0.11%
Qwest Capital Funding, Inc.
7.00% due 08/03/2009	1,000,000	1,000,000

TOTAL CORPORATE BONDS (Cost $181,497,967)		$165,688,680

MUNICIPAL BONDS - 0.81%
New Jersey - 0.06%
Tobacco Settlement Financing Corp. of New Jersey
5.00% due 06/01/2041	900,000	542,313

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York - 0.10%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series A
5.00% due 06/15/2038	$700,000	$694,680
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series D
4.75% due 06/15/2038	200,000	189,738

		884,418

Ohio - 0.06%
Buckeye Tobacco Settlement Financing Authority
6.00% due 06/01/2042	800,000	547,920
Texas - 0.52%
Dallas Texas Area Rapid Transit
5.00% due 12/01/2036	2,100,000	2,127,531
North Texas Municipal Water District,Texas
5.00% due 09/01/2035	2,540,000	2,549,017

		4,676,548

West Virginia - 0.07%
Tobacco Settlement Finance Authority of West
Virginia
7.467% due 06/01/2047	985,000	591,818

TOTAL MUNICIPAL BONDS (Cost $8,243,228)		$7,243,017

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.94%
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	500,000	411,112
BCAP LLC Trust, Series 2006-AA2, Class A1
0.4787% due 01/25/2037 (b)	869,229	326,685
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-3, Class 3A2
4.4746% due 05/25/2033 (b)	238,855	219,839
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
2.94% due 03/25/2035 (b)	1,543,666	1,330,121
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
2.2588% due 03/25/2035 (b)	594,182	509,940
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
2.63% due 08/25/2035 (b)	468,573	409,551
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	843,070	733,967
Citigroup Commercial Mortgage Trust, Series
2007-C6, Class A4
5.6999% due 12/10/2049 (b)	183,000	143,135
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
2.99% due 12/25/2035 (b)	92,953	71,313
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	560,414	411,743
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	627,421	453,485

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A3
4.0975% due 08/25/2035 (b)	$144,313	$104,735
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Class A4
5.886% due 11/15/2044 (b)	500,000	414,908
Credit Suisse Mortgage Capital Certificates, Series
2007-C3, Class A4
5.7229% due 06/15/2039 (b)	750,000	547,443
Federal Home Loan Mortgage Corp., Series 2979,
Class MB
5.50% due 11/15/2018	1,992,968	2,081,105
Federal National Mortgage Association, Series
2007-114, Class A6
0.5088% due 10/27/2037 (b)	5,000,000	4,625,000
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	620,000	494,867
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336% due 05/15/2047	800,000	608,560
LB-UBS Commercial Mortgage Trust, Series
2007-C7, Class A3
5.866% due 09/15/2045 (b)	200,000	158,220
MASTR Alternative Loans Trust, Series 2006-2,
Class 2A1
0.7088% due 03/25/2036 (b)	1,045,122	377,962
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-9, Class A4
5.70% due 09/12/2049	400,000	287,275
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
6.0764% due 06/11/2049 (b)	1,160,000	942,400
Residential Accredit Loans, Inc., Series 2006-QO6,
Class A1
0.4888% due 06/25/2046 (b)	1,623,665	614,099
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418% due 01/15/2045	870,000	715,671
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-5, Class
3A6
6.268% due 07/25/2036	900,000	416,067

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $19,712,253)		$17,409,203

ASSET BACKED SECURITIES - 3.09%
BA Credit Card Trust, Series 2008-A5, Class A5
1.5444% due 12/16/2013 (b)	4,000,000	3,992,798
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
0.4387% due 07/25/2036 (b)(e)(f)	43,480	42,996
Citigroup Mortgage Loan Trust, Inc., Series
2007-OPX1, Class A5A
5.764% due 01/25/2037	900,000	635,849
Ford Credit Auto Owner Trust, Series 2008-C,
Class A2B
1.2444% due 01/15/2011 (b)	5,607,665	5,611,721
SLM Student Loan Trust, Series 2008-9, Class A
2.5919% due 04/25/2023 (b)	16,992,389	17,079,830

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	$500,000	$399,266

TOTAL ASSET BACKED SECURITIES
(Cost $27,590,252)		$27,762,460

PREFERRED STOCKS - 0.39%
Financial Services - 0.39%
Citigroup, Inc., Series E, 8.40% ^ *	2,800,000	2,449,972
Wells Fargo & Company, Series K	900,000	702,000
Wells Fargo & Company, Series L, 7.50%	500	372,500

		3,524,472

TOTAL PREFERRED STOCKS (Cost $4,200,000)		$3,524,472

TERM LOANS - 0.77%
Financial Services - 0.36%
DaimlerChrysler Financial Company
4.56% due 08/03/2012 (b)	3,735,557	3,279,284
Medical-Hospitals - 0.32%
HCA, Inc., Tranche B
3.47% due 11/01/2013 (b)	3,188,146	2,837,052
Paper - 0.09%
Georgia Pacific Corp.
3.258% due 12/20/2012 (b)	865,720	802,198

TOTAL TERM LOANS (Cost $7,659,432)		$6,918,534

REPURCHASE AGREEMENTS - 2.50%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$22,496,131 on 06/01/2009,
collateralized by $22,565,000
Federal Home Loan Mortgage
Corp., 2.375% due 05/28/2010
(valued at $22,946,349, including
interest)	$22,496,000	$22,496,000

TOTAL REPURCHASE AGREEMENTS
(Cost $22,496,000)		$22,496,000

SHORT TERM INVESTMENTS - 0.12%
U.S. Treasury Bills
zero coupon due 06/04/2009 ***	$1,030,000	$1,029,992

TOTAL SHORT TERM INVESTMENTS
(Cost $1,029,992)		$1,029,992

Total Investments (Real Return Bond Fund)
(Cost $1,385,826,728) - 155.39%		$1,395,906,980
Other assets and liabilities, net - (55.39)%		(497,571,693)

TOTAL NET ASSETS - 100.00%		$898,335,287

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 100.00%
Federal National Mortgage Association
5.50%, TBA **	$45,000,000	$46,518,750
6.50%, TBA **	13,000,000	$13,849,063

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $60,418,508)		$60,367,813

Total Securities Sold Short (Real Return Bond Fund)
(Proceeds $60,418,508)		$60,367,813

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 19.43%
Treasury Inflation Protected
Securities (d) - 5.15%
3.50% due 01/15/2011	$953,051	$995,641
U.S. Treasury Notes - 14.28%
1.125% due 01/15/2012	785,000	783,037
1.375% due 04/15/2012	255,000	255,279
1.50% due 12/31/2013	865,000	840,064
1.75% due 03/31/2014	905,000	882,657

		2,761,037

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,754,551)		$3,756,678

U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.65%
Federal Agricultural Mortgage Corp. - 5.74%
5.50% due 07/15/2011	1,035,000	1,109,672
Federal Farm Credit Bank - 12.33%
2.00% due 01/17/2012	1,030,000	1,041,299
3.875% due 10/07/2013	1,280,000	1,343,488

		2,384,787
Federal Home Loan Bank - 23.01%
1.375% due 05/16/2011	1,635,000	1,642,724
1.875% due 06/20/2012	430,000	428,403
3.625% due 12/17/2010 to 10/18/2013	2,285,000	2,377,385

		4,448,512
Federal Home Loan Mortgage Corp. - 13.85%
1.625% due 04/26/2011	850,000	858,919
2.25% due 02/02/2012	700,000	703,928
4.50% TBA **	1,090,000	1,114,865

		2,677,712
Federal National Mortgage
Association - 17.67%
1.875% due 04/20/2012	1,145,000	1,153,429
2.50% due 05/15/2014	435,000	428,720
2.68% due 12/23/2011	300,000	303,296
3.77% due 06/23/2009	800,000	820,875
4.259% due 05/01/2034 (b)	467,516	480,772
4.931% due 12/01/2038 (b)	163,572	169,896
4.997% due 04/01/2048 (b)	56,080	58,324

		3,415,312

The accompanying notes are an integral part of the financial statements.
182

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Tennessee Valley Authority - 5.05%
5.625% due 01/18/2011	$910,000	$976,386

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,006,561)		$15,012,381

SHORT TERM INVESTMENTS - 6.73%
Federal Home Loan Bank Discount Notes
zero coupon due 06/01/2009	$1,300,000	$1,300,000

TOTAL SHORT TERM INVESTMENTS
(Cost $1,300,000)		$1,300,000

Total Investments (Short Term Government Income Fund)
(Cost $20,061,112) - 103.81%		$20,069,059
Other assets and liabilities, net - (3.81)%		(736,130)

TOTAL NET ASSETS - 100.00%		$19,332,929

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.93%
Aerospace - 2.35%
BE Aerospace, Inc. *	72,700	$1,081,776
Teledyne Technologies, Inc. *	50,580	1,662,565

		2,744,341
Apparel & Textiles - 5.55%
Carter's, Inc. *	46,420	1,097,833
Gymboree Corp. *	42,100	1,551,385
Hanesbrands, Inc. *	144,290	2,438,501
Iconix Brand Group, Inc. *	49,000	793,310
Warnaco Group, Inc. *	18,600	587,760

		6,468,789
Banking - 1.24%
First Citizens Bancshares, Inc.	746	98,837
International Bancshares Corp.	44,690	501,422
Signature Bank *	31,440	850,452

		1,450,711
Biotechnology - 1.49%
Cougar Biotechnology, Inc. *	28,020	1,204,580
Myriad Genetics, Inc. *	14,800	535,168

		1,739,748
Building Materials & Construction - 2.44%
Eagle Materials, Inc.	40,190	988,674
Lennox International, Inc.	50,400	1,562,904
Sterling Construction Company, Inc. *	17,230	294,633

		2,846,211
Business Services - 2.52%
Coinstar, Inc. *	38,270	1,133,558
Constant Contact, Inc. *	17,900	314,861
FactSet Research Systems, Inc.	14,380	760,702
Parexel International Corp. *	70,258	723,657

		2,932,778

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cellular Communications - 2.08%
Leap Wireless International, Inc. *	35,800	$1,342,142
MetroPCS Communications, Inc. *	14,810	253,695
RF Micro Devices, Inc. *	290,100	826,785

		2,422,622
Chemicals - 0.59%
Cytec Industries, Inc.	32,000	687,360
Colleges & Universities - 1.77%
Corinthian Colleges, Inc. *	134,160	2,063,381
Commercial Services - 2.03%
Pool Corp.	57,640	1,004,665
Wright Express Corp. *	54,530	1,356,161

		2,360,826
Computers & Business Equipment - 5.91%
Logitech International SA *	71,834	1,007,831
MICROS Systems, Inc. *	53,630	1,400,816
Plexus Corp. *	52,930	966,502
Seagate Technology	200,010	1,742,087
Sykes Enterprises, Inc. *	56,800	925,840
Western Digital Corp. *	34,120	847,882

		6,890,958
Crude Petroleum & Natural Gas - 1.80%
Arena Resources, Inc. *	35,310	1,264,804
St. Mary Land & Exploration Company	38,360	830,878

		2,095,682
Electrical Equipment - 1.86%
AMETEK, Inc.	7,260	228,327
Polypore International, Inc. *	17,700	175,938
Regal-Beloit Corp.	31,340	1,238,244
Wesco International, Inc. *	19,640	524,977

		2,167,486
Electronics - 1.20%
Jabil Circuit, Inc.	178,140	1,394,836
Energy - 0.83%
Sunpower Corp., Class B *	37,400	961,928
Financial Services - 0.97%
GFI Group, Inc.	73,500	441,735
Interactive Data Corp.	29,350	688,257

		1,129,992
Furniture & Fixtures - 0.03%
Sealy Corp. *	19,960	37,924
Healthcare Products - 7.40%
AngioDynamics, Inc. *	54,700	671,169
Beckman Coulter, Inc.	13,650	739,830
Herbalife, Ltd.	59,400	1,735,074
Inverness Medical Innovations, Inc. *	54,420	1,770,283
Medicines Company *	59,700	457,302
Varian Medical Systems, Inc. *	28,660	1,024,881
Volcano Corp. *	105,800	1,307,688
Zoll Medical Corp. *	54,570	916,230

		8,622,457

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services - 4.56%
Cerner Corp. *	6,960	$405,698
Coventry Health Care, Inc. *	28,670	517,493
Health Net, Inc. *	67,760	1,015,045
Healthsouth Corp. *	122,120	1,445,901
ICON PLC, SADR *	46,180	805,379
Omnicare, Inc.	41,450	1,120,394

		5,309,910
Hotels & Restaurants - 1.09%
Buffalo Wild Wings, Inc. *	21,170	751,535
The Cheesecake Factory, Inc. *	30,000	513,300

		1,264,835
Household Products - 1.76%
Jarden Corp. *	115,680	2,056,790
Industrial Machinery - 2.58%
Briggs & Stratton Corp.	52,820	802,864
Dresser-Rand Group, Inc. *	31,100	870,800
Pall Corp.	51,810	1,330,481

		3,004,145
Industrials - 1.11%
Aecom Technology Corp. *	40,360	1,287,888
Insurance - 1.17%
Allied World Assurance Holdings, Ltd.	20,850	787,087
Arch Capital Group, Ltd. *	10,100	574,791

		1,361,878
Internet Service Provider - 1.74%
Equinix, Inc. *	27,240	2,026,656
Internet Software - 1.84%
McAfee, Inc. *	24,250	951,328
Vocus, Inc. *	62,200	1,188,642

		2,139,970
Leisure Time - 1.91%
Bally Technologies, Inc. *	25,130	703,640
LIFE TIME FITNESS, Inc. *	60,535	1,118,687
RC2 Corp. *	33,100	398,193

		2,220,520
Life Sciences - 0.60%
Celera Corp. *	92,080	697,046
Manufacturing - 2.15%
Pentair, Inc.	48,105	1,204,068
Snap-on, Inc.	41,770	1,301,136

		2,505,204
Office Furnishings & Supplies - 0.82%
OfficeMax, Inc.	116,400	960,300
Oil & Gas Drilling - 0.98%
Atwood Oceanics, Inc. *	43,110	1,140,691
Petroleum Services - 1.15%
Complete Production Services, Inc. *	126,800	897,744
Helmerich & Payne, Inc.	12,700	444,119

		1,341,863

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 4.96%
Alkermes, Inc. *	47,030	$382,824
Amylin Pharmaceuticals, Inc. *	56,020	634,147
Auxilium Pharmaceuticals, Inc. *	22,030	516,163
Cubist Pharmaceuticals, Inc. *	36,690	625,931
Ligand Pharmaceuticals, Inc., Class B *	188,940	563,041
Onyx Pharmaceuticals, Inc. *	23,750	561,925
OSI Pharmaceuticals, Inc. *	23,960	809,848
Regeneron Pharmaceuticals, Inc. *	50,700	776,217
United Therapeutics Corp. *	11,410	914,512

		5,784,608
Publishing - 1.14%
VistaPrint, Ltd. *	34,560	1,323,302
Real Estate - 2.25%
DiamondRock Hospitality Company, REIT	156,750	1,018,875
Kilroy Realty Corp., REIT	6,300	134,127
Regency Centers Corp., REIT	19,410	691,578
Taubman Centers, Inc., REIT	31,620	782,279

		2,626,859
Retail - 0.44%
FGX International Holdings, Ltd. *	38,290	515,383
Retail Trade - 4.98%
Advance Auto Parts, Inc.	39,760	1,693,378
Aeropostale, Inc. *	44,040	1,524,665
BJ's Wholesale Club, Inc. *	51,870	1,827,899
Lumber Liquidators, Inc. *	50,020	757,803

		5,803,745
Sanitary Services - 0.91%
Waste Connections, Inc. *	41,870	1,063,498
Semiconductors - 1.64%
ON Semiconductor Corp. *	279,850	1,916,972
Software - 4.49%
ArcSight, Inc. *	85,800	1,382,238
Eclipsys Corp. *	55,480	818,330
Red Hat, Inc. *	76,850	1,533,157
Solera Holdings, Inc. *	65,500	1,499,950

		5,233,675
Telecommunications Equipment &
Services - 3.46%
Atheros Communications, Inc. *	75,510	1,265,547
NICE Systems, Ltd., ADR *	58,330	1,339,257
Polycom, Inc. *	82,460	1,427,383

		4,032,187
Toys, Amusements & Sporting Goods - 1.26%
Marvel Entertainment, Inc. *	44,250	1,468,215
Transportation - 1.66%
Nordic American Tanker Shipping, Ltd.	22,700	761,358
Overseas Shipholding Group, Inc.	18,500	625,670
Tsakos Energy Navigation, Ltd.	24,200	545,468

		1,932,496
Trucking & Freight - 3.22%
Heartland Express, Inc.	61,490	965,393
Hub Group, Inc., Class A *	51,960	1,026,729

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
J.B. Hunt Transport Services, Inc.	45,220	$1,389,611
Werner Enterprises, Inc.	20,910	376,171

		3,757,904

TOTAL COMMON STOCKS (Cost $99,683,875)		$111,794,570

RIGHTS - 0.14%
Furniture & Fixtures - 0.14%
Sealy Corp.	79,700	168,167

TOTAL RIGHTS (Cost $184,022)		$168,167

REPURCHASE AGREEMENTS - 2.66%
Bank of New York Tri-Party
Repurchase Agreement dated
05/29/2009 at 0.18% to be
repurchased at $3,100,047 on
06/01/2009, collateralized by
$4,234,692 Federal National
Mortgage Association, 7.00% due
11/01/2036 (valued at $3,162,000,
including interest)	$3,100,000	$3,100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,100,000)		$3,100,000

Total Investments (Small Cap Growth Fund)
(Cost $102,967,897) - 98.73%		$115,062,737
Other assets and liabilities, net - 1.27%		1,477,848

TOTAL NET ASSETS - 100.00%		$116,540,585

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.29%
Advertising - 0.18%
inVentiv Health, Inc. *	4,784	$60,278
Marchex, Inc., Class B	3,474	11,568
ValueClick, Inc. *	12,411	137,142

		208,988
Aerospace - 1.43%
AAR Corp. *	5,537	81,394
Aerovironment, Inc. *	1,566	43,723
Argon ST, Inc. *	1,870	38,746
Cubic Corp.	2,219	84,655
Curtiss-Wright Corp.	6,386	186,982
Ducommun, Inc.	1,535	29,180
Esterline Technologies Corp. *	4,211	115,129
GenCorp, Inc. *	8,546	17,178
HEICO Corp. (a)	3,171	110,605
Herley Industries, Inc. *	1,987	21,201
Integral Systems, Inc. *	2,526	19,198
LMI Aerospace, Inc. *	1,274	12,001
Moog, Inc., Class A *	6,102	145,838
Orbital Sciences Corp., Class A *	8,371	123,221
Teledyne Technologies, Inc. *	5,074	166,782

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
TransDigm Group, Inc. *	4,738	$185,824
Triumph Group, Inc.	2,357	92,889
Woodward Governor Company	8,428	173,027

		1,647,573
Agriculture - 0.26%
AgFeed Industries, Inc. * (a)	3,391	20,550
Alico, Inc. (a)	544	13,899
Andersons, Inc.	2,610	65,511
Cadiz, Inc. *	1,923	14,634
Fresh Del Monte Produce, Inc. *	6,014	106,688
Griffin Land & Nurseries, Inc.	546	15,758
Maui Land & Pineapple, Inc. *	927	8,065
Omega Protein Corp. *	2,799	13,071
Tejon Ranch Company *	1,642	42,183

		300,359
Air Travel - 0.56%
Airtran Holdings, Inc. * (a)	16,701	84,674
Alaska Air Group, Inc. *	5,152	80,217
Allegiant Travel Company * (a)	1,932	77,937
Hawaiian Holdings, Inc. *	6,246	32,854
JetBlue Airways Corp. *	24,761	112,167
Republic Airways Holdings, Inc. *	5,107	29,927
SkyWest, Inc.	8,362	85,711
UAL Corp. * (a)	20,700	96,462
US Airways Group, Inc. * (a)	16,364	42,219

		642,168
Apparel & Textiles - 1.89%
American Apparel, Inc. *	4,825	19,107
Bebe Stores, Inc.	5,493	44,274
Brown Shoe, Inc.	6,100	49,532
Carter's, Inc. *	8,067	190,785
Cherokee, Inc.	1,130	23,459
Columbia Sportswear Company	1,773	56,222
Crocs, Inc. *	12,089	35,179
Deckers Outdoor Corp. *	1,867	108,211
G & K Services, Inc., Class A	2,659	57,009
G-III Apparel Group, Ltd. *	2,068	13,835
Gymboree Corp. *	4,072	150,053
Iconix Brand Group, Inc. *	8,251	133,584
Interface, Inc., Class A	7,686	48,729
Jos. A. Bank Clothiers, Inc. *	2,592	98,107
K-Swiss, Inc., Class A	3,778	33,057
Lululemon Athletica, Inc. *	2,777	35,073
Maidenform Brands, Inc. *	3,242	41,887
Movado Group, Inc.	2,527	19,155
Oxford Industries, Inc.	2,097	19,439
Perry Ellis International, Inc. *	1,694	13,840
Quiksilver, Inc. *	18,244	55,644
Skechers U.S.A., Inc., Class A *	4,708	44,726
Stage Stores, Inc.	5,489	66,582
Steven Madden, Ltd. *	2,521	68,622
Timberland Company, Class A *	6,834	98,273
True Religion Apparel, Inc. *	2,440	56,266
Under Armour, Inc., Class A * (a)	4,705	115,461
Unifi, Inc. *	7,253	11,242

The accompanying notes are an integral part of the financial statements.
185

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
Unifirst Corp.	2,057	$70,246
Volcom, Inc. *	2,619	35,802
Warnaco Group, Inc. *	6,514	205,842
Weyco Group, Inc.	1,057	25,400
Wolverine World Wide, Inc.	7,119	141,027

		2,185,670
Auto Parts - 0.42%
American Axle & Manufacturing Holdings, Inc.	7,328	14,949
Amerigon, Inc. *	3,525	15,651
ArvinMeritor, Inc.	10,755	27,425
Dana Holding Corp. *	14,589	19,112
Dorman Products, Inc. *	1,596	22,663
Exide Technologies *	10,882	66,598
Federal Signal Corp.	6,913	59,313
Fuel Systems Solutions, Inc. * (a)	1,739	36,762
Lear Corp. *	10,049	12,461
Modine Manufacturing Company	4,697	20,996
Superior Industries International, Inc.	3,305	39,924
Tenneco, Inc. *	6,814	41,702
The Pep Boys - Manny, Moe & Jack	6,054	42,681
Titan International, Inc. (a)	4,965	44,884
Wonder Auto Technology, Inc. *	2,237	18,187

		483,308
Auto Services - 0.13%
Dollar Thrifty Automotive Group, Inc. *	3,131	26,989
Midas, Inc. *	2,045	20,450
Monro Muffler Brake, Inc.	2,329	62,231
RSC Holdings, Inc. *	6,843	41,195

		150,865
Automobiles - 0.17%
Americas Car Mart, Inc. *	1,459	23,855
Asbury Automotive Group, Inc.	4,574	43,453
Group 1 Automotive, Inc.	3,317	71,017
Rush Enterprises, Inc., Class A *	4,851	56,611

		194,936
Banking - 6.48%
1st Source Corp.	2,194	39,273
Abington Bancorp, Inc.	3,350	27,168
Ameris Bancorp	2,254	14,133
Ames National Corp.	975	19,958
Arrow Financial Corp.	1,351	33,910
BancFirst Corp.	1,079	41,628
Banco Latinoamericano de
Exportaciones, S.A.	3,954	50,097
BancTrust Financial Group, Inc.	2,931	12,222
Bank Mutual Corp.	7,023	63,699
Bank of the Ozarks, Inc.	1,806	45,674
BankFinancial Corp.	3,035	27,194
Banner Corp. (a)	2,327	14,311
Beneficial Mutual Bancorp, Inc. *	4,783	45,725
Berkshire Hill Bancorp, Inc.	1,776	38,006
Boston Private Financial Holdings, Inc.	7,955	39,616
Brookline Bancorp, Inc.	8,442	83,069
Bryn Mawr Bank Corp.	1,064	19,312

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Camden National Corp.	1,145	$37,407
Capital City Bank Group, Inc. (a)	1,761	24,936
Capitol Bancorp, Ltd.	2,436	9,720
Cardinal Financial Corp.	3,583	29,058
Cascade Bancorp (a)	3,715	7,170
Cathay General Bancorp (a)	7,148	74,053
Centerstate Banks of Florida, Inc.	1,573	14,220
Central Pacific Financial Corp.	4,248	25,403
Chemical Financial Corp.	3,474	65,520
Citizens Republic Banking Corp., Inc. *	18,550	21,147
City Bank (a)	2,320	6,960
Clifton Savings Bancorp, Inc.	1,681	16,810
CoBiz, Inc. (a)	2,881	18,726
Colonial Bancgroup, Inc. (a)	29,333	38,133
Columbia Banking System, Inc.	2,691	29,251
Community Bank Systems, Inc.	4,740	73,470
Community Trust Bancorp, Inc.	2,188	60,236
CVB Financial Corp. (a)	9,632	61,163
Danvers Bancorp, Inc.	2,597	38,384
Dime Community Bancshares	3,549	31,622
East West Bancorp, Inc.	9,156	73,889
Encore Bancshares, Inc. *	1,098	7,379
Enterprise Financial Services Corp.	1,864	14,688
ESSA Bancorp, Inc.	2,344	32,699
F.N.B. Corp.	12,433	83,052
Farmers Capital Bank Corp.	935	20,430
Financial Institutions, Inc.	1,606	18,549
First BanCorp (PR)	10,289	50,313
First Bancorp	2,153	29,690
First Busey Corp. (a)	3,870	29,992
First Commonwealth Financial Corp.	12,286	90,916
First Community Bancshares, Inc.	1,435	25,026
First Financial BanCorp (a)	5,464	46,608
First Financial Bankshares, Inc.	2,987	145,855
First Financial Corp.	1,649	55,489
First Financial Holdings, Inc.	1,920	17,146
First Merchants Corp.	3,255	32,192
First Midwest Bancorp, Inc.	7,077	61,570
First Niagara Financial Group, Inc.	21,417	271,782
First Place Financial Corp.	2,623	11,069
First South Bancorp, Inc.	1,348	13,345
FirstMerit Corp.	11,671	203,201
Flagstar Bancorp, Inc. *	13,434	12,762
Flushing Financial Corp.	3,195	31,822
Frontier Financial Corp. (a)	7,744	11,539
Glacier Bancorp, Inc.	8,732	144,689
Greene County Bancshares, Inc. (a)	2,141	12,054
Greenhill & Company, Inc.	2,584	189,924
Guaranty Bancorp *	8,681	13,542
Hancock Holding Company	3,697	129,136
Hanmi Financial Corp.	6,651	9,577
Harleysville National Corp.	6,233	39,330
Heartland Financial USA, Inc. (a)	1,959	29,620
Heritage Commerce Corp.	1,770	10,744
Home Bancshares, Inc.	1,954	38,982
IBERIABANK Corp.	2,297	99,965

The accompanying notes are an integral part of the financial statements.
186

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Independent Bank Corp.	3,021	$61,387
Integra Bank Corp.	4,000	5,880
International Bancshares Corp.	7,356	82,534
Investors Bancorp, Inc. *	6,422	56,000
Lakeland Bancorp, Inc.	3,026	32,045
Lakeland Financial Corp.	1,831	34,203
M&T Bank Corp.	885	44,516
MainSource Financial Group, Inc.	2,976	23,719
MB Financial, Inc.	5,088	51,948
Nara Bancorp, Inc.	3,556	15,789
NASB Financial, Inc.	517	14,921
National Penn Bancshares, Inc.	11,546	69,969
NBT Bancorp, Inc.	4,937	108,318
NewAlliance Bancshares, Inc.	15,542	201,113
Northfield Bancorp, Inc.	2,907	31,047
Northwest Bancorp, Inc.	2,516	46,420
OceanFirst Financial Corp.	1,396	17,520
Old National Bancorp (a)	9,515	114,085
Old Second Bancorp, Inc. (a)	2,169	13,903
Oriental Financial Group, Inc.	3,503	34,715
Oritani Financial Corp. *	1,804	24,408
Pacific Capital Bancorp (a)	6,853	34,334
Pacific Continental Corp.	1,799	21,840
PacWest Bancorp	4,056	57,311
Park National Corp. (a)	1,595	100,485
Pennsylvania Commerce Bancorp, Inc. * (a)	856	15,545
Peoples Bancorp, Inc.	1,525	27,038
Pinnacle Financial Partners, Inc. *	3,459	50,156
PremierWest Bancorp	3,329	11,885
PrivateBancorp, Inc.	3,122	62,534
Prosperity Bancshares, Inc.	5,627	157,894
Provident Financial Services, Inc.	8,608	84,703
Provident New York Bancorp	5,918	48,883
Renasant Corp.	3,082	42,223
Republic Bancorp, Inc., Class A	1,352	32,786
Roma Financial Corp.	1,380	17,360
S & T Bancorp, Inc. (a)	3,501	52,305
S.Y. Bancorp, Inc.	1,967	48,742
Sandy Spring Bancorp, Inc.	2,423	33,074
SCBT Financial Corp.	1,673	37,726
Seacoast Banking Corp. of Florida	2,608	6,703
Shore Bancshares, Inc.	1,253	23,181
Sierra Bancorp (a)	1,207	17,477
Signature Bank *	5,064	136,981
Simmons First National Corp., Class A	2,057	56,218
Smithtown Bancorp, Inc.	1,539	18,930
South Financial Group, Inc.	12,556	23,856
Southside Bancshares, Inc.	1,873	42,929
Southwest Bancorp, Inc.	2,217	20,507
StellarOne Corp.	3,334	41,075
Sterling Bancorp	2,730	25,061
Sterling Bancshares, Inc.	10,614	67,293
Sterling Financial Corp. (a)	7,530	31,250
Suffolk Bancorp	1,431	37,349
Sun Bancorp, Inc., New Jersey *	2,537	17,049
Susquehanna Bancshares, Inc.	12,430	88,750

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
SVB Financial Group * (a)	4,315	$116,289
Texas Capital Bancshares, Inc. *	4,010	61,554
Tompkins Trustco, Inc.	855	41,339
TowneBank/Portsmouth VA	3,016	49,161
Trico Bancshares	2,037	28,966
TrustCo Bank Corp., NY	11,090	62,548
Trustmark Corp.	7,104	139,167
UCBH Holdings, Inc.	17,184	26,635
Umpqua Holdings Corp.	8,703	73,976
Union Bankshares Corp.	1,986	28,757
United Bankshares, Inc. (a)	5,435	114,624
United Community Banks, Inc. (a)	5,991	46,430
United Financial Bancorp, Inc.	2,523	31,487
United Security Bancshares (a)	1,255	7,656
Univest Corp. of Pennsylvania	1,900	37,753
ViewPoint Financial Group	1,663	24,330
W Holding Company, Inc. *	371	7,019
Washington Trust Bancorp, Inc.	2,033	34,337
WesBanco, Inc.	3,855	63,338
West Coast Bancorp	2,586	7,137
WestAmerica Bancorp	4,161	215,789
Western Alliance Bancorp *	3,242	22,435
Westfield Financial, Inc.	4,671	42,973
Wilshire Bancorp, Inc.	3,145	15,159
Wintrust Financial Corp.	3,427	61,686
WSFS Financial Corp.	932	24,726
Yadkin Valley Financial Corp.	2,532	16,331

		7,484,425
Biotechnology - 2.18%
Acorda Therapeutics, Inc. *	5,294	130,709
Affymetrix, Inc. *	10,016	48,177
Alnylam Pharmaceuticals, Inc. *	5,092	103,673
AMAG Pharmaceuticals, Inc. * (a)	2,428	127,713
Arena Pharmaceuticals, Inc. *	10,650	39,298
Arqule, Inc. *	5,860	29,124
Bio Reference Labs, Inc. *	1,652	44,951
BioMimetic Therapeutics, Inc. * (a)	2,069	17,111
Bio-Rad Laboratories, Inc., Class A *	2,700	200,988
Cougar Biotechnology, Inc. *	2,126	91,397
Cytokinetics, Inc. *	5,642	15,459
Discovery Laboratories, Inc. *	16,184	17,641
Exelixis, Inc. *	15,089	83,744
Facet Biotech Corp. *	3,425	33,942
Genomic Health, Inc. *	1,980	38,412
Geron Corp. * (a)	12,326	80,735
GTx, Inc. * (a)	2,720	23,392
Human Genome Sciences, Inc. * (a)	19,510	48,190
Idera Pharmaceuticals, Inc. *	3,039	16,502
Immucor, Inc. *	10,022	150,831
Integra LifeSciences Holdings Corp. *	2,556	66,354
Intermune, Inc. *	5,021	59,348
Lexicon Genetics, Inc. *	12,673	17,615
Life Sciences Research, Inc. *	1,510	10,117
Martek Biosciences Corp. * (a)	4,712	99,847
Medarex, Inc. *	18,282	132,362
Medivation, Inc. * (a)	3,644	82,537

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Momenta Pharmaceuticals, Inc. *	3,799	$33,317
Myriad Genetics, Inc. *	12,753	461,148
Nabi Biopharmaceuticals *	7,576	21,440
Nektar Therapeutics *	13,282	89,653
Neurocrine Biosciences, Inc. *	5,778	17,738
Orexigen Therapeutics, Inc. *	3,047	10,847
Osiris Therapeutics, Inc. * (a)	2,149	27,099
Progenics Pharmaceuticals, Inc. *	3,893	20,127
Protalix BioTherapeutics, Inc. *	1,671	6,350
Sangamo Biosciences, Inc. * (a)	5,359	21,329

		2,519,217
Broadcasting - 0.19%
Belo Corp., Class A	13,036	23,465
CKX, Inc. *	7,590	52,902
Cox Radio, Inc., Class A *	3,875	18,949
Entercom Communications Corp.	4,775	7,592
Fisher Communications, Inc. *	1,054	12,975
Global Traffic Network, Inc. *	2,047	6,386
Journal Communications, Inc.	6,963	10,514
Mediacom Communications Corp., Class A *	5,707	34,185
RHI Entertainment, Inc. *	2,023	6,312
Sinclair Broadcast Group, Inc., Class A	7,574	13,330
World Wrestling Entertainment, Inc., Class A	3,056	38,139

		224,749
Building Materials & Construction - 0.98%
Apogee Enterprises, Inc.	4,192	51,645
Beacon Roofing Supply, Inc. *	6,375	92,437
Builders FirstSource, Inc. *	2,478	10,185
Drew Industries, Inc. *	2,835	40,682
Dycom Industries, Inc. *	5,804	67,849
EMCOR Group, Inc. *	9,729	218,611
Granite Construction, Inc.	4,736	173,101
Griffon Corp. *	7,686	74,477
Interline Brands, Inc. *	4,660	62,211
LSI Industries, Inc.	3,121	15,199
NCI Building Systems, Inc. * (a)	3,126	14,067
Orion Marine Group, Inc. *	3,094	65,222
Quanex Building Products Corp.	5,353	59,097
Sterling Construction Company, Inc. *	1,685	28,813
Texas Industries, Inc.	3,357	114,239
Trex Company, Inc. *	2,223	24,698
U.S. Concrete, Inc. *	5,971	13,853
United States Lime & Minerals, Inc. *	259	10,352

		1,136,738
Business Services - 5.03%
3PAR, Inc. *	3,903	33,917
ABM Industries, Inc.	6,259	101,271
Acxiom Corp.	8,769	93,741
Administaff, Inc.	3,071	66,026
AMERCO, Inc. *	1,354	49,895
Arbitron, Inc.	3,924	78,127
Ariba, Inc. *	12,257	116,074
Black Box Corp.	2,507	82,530
Bowne & Company, Inc.	4,028	21,629
CDI Corp.	1,811	20,337

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
China Security & Surveillance Technology, Inc. *	4,489	$31,468
Chindex International, Inc. *	1,743	13,874
Coinstar, Inc. *	4,285	126,922
Compass Diversified Trust	3,455	30,404
Compucredit Corp. * (a)	2,465	7,370
comScore, Inc. *	2,583	28,800
COMSYS IT Partners, Inc. *	2,280	11,537
Constant Contact, Inc. *	2,923	51,416
Core-Mark Holding Company, Inc. *	1,384	36,136
CoStar Group, Inc. *	2,802	99,891
CRA International, Inc. *	1,599	42,134
CSG Systems International, Inc. *	5,010	68,988
Deluxe Corp.	7,377	104,311
DG Fastchannel, Inc. * (a)	2,546	50,385
Electro Rent Corp.	2,975	28,709
Ennis Business Forms, Inc.	3,751	40,511
Euronet Worldwide, Inc. *	6,763	107,937
Exponent, Inc. *	1,970	51,752
EZCORP, Inc., Class A *	6,447	78,331
Fair Isaac Corp.	6,966	122,462
Forrester Research, Inc. *	2,233	51,739
Gartner Group, Inc., Class A *	8,489	130,306
Gevity HR, Inc.	3,842	15,330
Global Cash Access, Inc. *	5,772	40,289
Global Sources, Ltd. *	2,378	16,218
GSI Commerce, Inc. *	3,362	43,235
Harte-Hanks, Inc.	5,302	44,696
Heidrick & Struggles International, Inc.	2,481	45,526
Hill International, Inc. *	3,491	14,173
Hudson Highland Group, Inc. *	3,945	7,732
Huron Consulting Group, Inc. *	2,965	135,886
ICF International, Inc. *	941	25,031
ICT Group, Inc. *	1,398	12,344
infoGROUP, Inc. *	4,806	26,914
Informatica Corp. *	12,664	206,803
Insight Enterprises, Inc. *	6,753	50,985
Jackson Hewitt Tax Service, Inc.	4,198	16,666
Kelly Services, Inc., Class A	3,807	40,583
Kendle International, Inc. *	1,904	19,802
Kenexa Corp. *	3,292	31,834
Kforce, Inc. *	4,408	41,038
Korn/Ferry International *	6,673	74,004
LECG Corp. *	4,279	12,495
Macrovision Solutions Corp. *	11,783	265,942
MAXIMUS, Inc.	2,521	100,588
McGrath Rentcorp	3,396	61,671
Michael Baker Corp. *	1,049	44,089
MPS Group, Inc. *	13,551	102,852
Navigant Consulting Company *	6,925	82,477
Net 1 UEPS Technologies, Inc. *	7,166	87,497
On Assignment, Inc. *	5,238	18,700
OraSure Technologies, Inc. *	6,861	24,974
Parexel International Corp. *	8,151	83,955
PC Mall, Inc. *	1,685	13,665
Perot Systems Corp., Class A *	12,348	168,674
PHH Corp. *	7,759	119,489

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Pre-Paid Legal Services, Inc. * (a)	1,057	$44,774
PRG-Schultz International, Inc. *	2,687	7,712
Resource America, Inc.	1,583	8,374
Resources Connection, Inc. *	6,514	120,704
Rollins, Inc.	5,910	98,756
ScanSource, Inc. *	3,759	92,998
Schawk, Inc., Class A	2,238	15,666
Seachange International, Inc. *	4,506	33,344
SonicWALL, Inc. *	7,700	39,347
Sotheby's (a)	9,653	102,322
Sourcefire, Inc. *	2,882	35,160
Spherion Corp. *	7,442	25,600
SRA International, Inc., Class A *	6,094	108,108
Standard Parking Corp. *	1,099	16,408
Stanley, Inc. *	1,262	32,926
SuccessFactors, Inc. *	3,490	27,362
SYNNEX Corp. * (a)	2,481	64,208
Syntel, Inc.	1,842	52,921
TeleTech Holdings, Inc. *	5,225	60,244
Tetra Tech, Inc. *	8,407	215,808
The Hackett Group, Inc. *	6,301	14,807
TrueBlue, Inc. *	6,356	54,217
Tyler Technologies, Inc. *	5,063	85,058
Viad Corp.	2,985	43,850
Volt Information Sciences, Inc. *	1,759	11,715
VSE Corp.	626	15,719
Watson Wyatt Worldwide, Inc., Class A	6,085	230,865
Wind River Systems, Inc. *	9,781	77,172

		5,811,232
Cable & Television - 0.14%
Knology, Inc. *	4,175	33,400
Lin TV Corp. *	4,539	9,033
Outdoor Channel Holdings, Inc. *	2,235	15,645
TiVo, Inc. *	14,620	102,340

		160,418
Cellular Communications - 0.34%
Brightpoint, Inc. *	7,259	42,973
iPCS, Inc. *	2,498	45,264
Novatel Wireless, Inc. *	4,557	53,226
RF Micro Devices, Inc. *	37,695	107,431
Syniverse Holdings, Inc. *	7,367	110,136
USA Mobility, Inc. *	2,845	31,807

		390,837
Chemicals - 1.68%
A. Schulman, Inc.	3,896	58,167
Aceto Corp.	3,593	21,881
Albany Molecular Research, Inc. *	3,357	29,374
American Vanguard Corp.	2,727	27,843
Arch Chemicals, Inc.	3,570	100,317
Balchem Corp.	2,598	62,664
Calgon Carbon Corp. *	7,723	89,046
Cambrex Corp. *	4,365	15,714
Ferro Corp.	6,376	23,527
H.B. Fuller Company	6,927	117,897
ICO, Inc. *	4,207	12,116

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Innophos Holdings, Inc.	1,496	$23,323
Innospec, Inc.	3,413	30,410
Landec Corp. *	3,419	23,249
LSB Industries, Inc. *	2,509	42,026
Metabolix, Inc. *	2,762	19,444
Minerals Technologies, Inc.	2,714	106,172
Newmarket Corp.	1,923	139,552
Olin Corp.	10,696	142,899
OM Group, Inc. *	4,368	115,752
Penford Corp.	1,869	11,401
PolyOne Corp. *	13,560	40,816
Quaker Chemical Corp.	1,591	21,940
Rockwood Holdings, Inc. *	5,992	89,401
Sensient Technologies Corp.	6,871	157,483
ShengdaTech, Inc. *	4,454	17,460
Solutia, Inc. *	13,587	66,576
Spartech Corp.	4,519	19,115
Stepan Company	908	38,145
Valence Technology, Inc. * (a)	8,310	14,626
W.R. Grace & Company *	10,353	134,382
Westlake Chemical Corp.	2,720	55,624
Zep, Inc.	2,990	36,388
Zoltek Companies, Inc. *	3,997	39,570

		1,944,300
Coal - 0.15%
International Coal Group, Inc. * (a)	18,370	58,784
James River Coal Company *	3,932	88,155
National Coal Corp. *	4,295	7,817
Westmoreland Coal Company *	1,532	13,482

		168,238
Colleges & Universities - 0.16%
Corinthian Colleges, Inc. *	12,179	187,313
Commercial Services - 0.89%
CBIZ, Inc. *	6,442	46,576
Cenveo, Inc. *	6,986	34,441
Chemed Corp.	3,177	121,584
DynCorp International, Inc. *	3,533	51,123
Exlservice Holdings, Inc. *	2,115	20,938
First Advantage Corp., Class A *	1,500	20,220
Great Lakes Dredge & Dock Company	5,791	30,171
HMS Holdings Corp. *	3,570	125,485
Live Nation, Inc. *	10,897	62,331
Odyssey Marine Exploration, Inc. *	7,642	29,116
Perficient, Inc. *	4,596	29,231
Pool Corp. (a)	6,897	120,215
Providence Service Corp. *	1,867	20,350
Riskmetrics Group, Inc. *	3,063	49,222
Team, Inc. *	2,673	37,823
TNS, Inc. *	3,512	66,201
Waste Services, Inc. *	3,704	21,520
Wright Express Corp. *	5,556	138,178

		1,024,725
Computers & Business Equipment - 3.11%
3Com Corp. *	57,675	249,156
3D Systems Corp. *	2,642	18,230

The accompanying notes are an integral part of the financial statements.
189

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PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Acme Packet, Inc. *	3,580	$27,745
Agilysys, Inc.	3,319	21,441
Avocent Corp. *	6,406	89,684
Benchmark Electronics, Inc. *	9,636	117,559
BigBand Networks, Inc. *	4,756	24,826
Blue Coat Systems, Inc. *	4,748	67,279
CACI International, Inc., Class A *	4,298	164,914
Cogent, Inc. *	5,847	58,762
Compellent Technologies, Inc. *	2,041	23,819
Cray, Inc. *	4,819	20,770
Data Domain, Inc. *	4,969	126,560
Digi International, Inc. *	3,741	32,397
Echelon Corp. *	4,271	31,306
Electronics for Imaging, Inc. *	7,657	77,872
EMS Technologies, Inc. *	2,246	43,909
Extreme Networks, Inc. *	12,945	21,359
Falconstor Software, Inc. *	5,249	19,054
Furmanite Corp. *	5,441	21,873
Gerber Scientific, Inc. *	3,710	11,983
Hurco Companies, Inc. *	970	13,929
Hypercom Corp. *	8,627	11,647
Immersion Corp. *	4,112	18,298
Intermec, Inc. *	8,821	101,265
Internap Network Services Corp. *	7,431	20,881
Isilon Systems, Inc. *	4,075	11,166
Ixia *	5,781	35,264
Jack Henry & Associates, Inc.	10,705	196,651
L-1 Identity Solutions, Inc. *	10,382	90,012
Limelight Networks, Inc. *	4,130	20,320
MICROS Systems, Inc. *	11,670	304,820
MTS Systems Corp.	2,523	55,960
NCI, Inc. *	947	23,827
Ness Technologies, Inc. *	5,826	19,925
Netezza Corp. *	5,671	39,584
NETGEAR, Inc. *	5,050	70,852
Netscout Systems, Inc. *	4,240	39,771
Palm, Inc. *	19,717	240,547
Parametric Technology Corp. *	16,497	191,035
Phoenix Technology, Ltd. *	4,711	13,144
Plexus Corp. *	5,702	104,119
Quantum Corp. *	29,494	33,918
Radiant Systems, Inc. *	3,999	30,192
RadiSys Corp. *	3,260	28,232
Rimage Corp. *	1,434	21,840
Sigma Designs, Inc. * (a)	3,800	58,748
Silicon Graphics International Corp. *	4,338	21,994
Silicon Storage Technology, Inc. *	11,561	21,272
Smart Modular Technologies (WWH), Inc. *	6,466	17,976
Standard Microsystems Corp. *	3,233	59,617
STEC, Inc. * (a)	4,390	71,952
Stratasys, Inc. *	3,011	31,495
Super Micro Computer, Inc. *	3,441	23,055
Sykes Enterprises, Inc. *	4,704	76,675
Synaptics, Inc. * (a)	4,853	170,437
Trident Microsystems, Inc. *	9,677	16,644

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Virtusa Corp. *	1,452	$10,251

		3,587,813
Construction & Mining Equipment - 0.33%
Astec Industries, Inc. *	2,577	78,908
Carbo Ceramics, Inc. (a)	2,923	110,548
Gulf Islands Fabrication, Inc.	1,777	28,254
Kaman Corp., Class A	3,658	57,979
Layne Christensen Company *	2,780	59,437
Matrix Service Company *	3,785	42,846

		377,972
Construction Materials - 0.66%
Ameron International Corp.	1,319	73,139
Applied Industrial Technologies, Inc.	6,055	125,762
Clarcor, Inc.	7,222	206,982
Columbus McKinnon Corp. *	2,746	38,142
Comfort Systems USA, Inc.	5,824	54,338
Louisiana-Pacific Corp. *	14,857	64,479
Simpson Manufacturing Company, Inc. (a)	5,336	111,202
Standex International Corp.	1,865	18,986
Universal Forest Products, Inc.	2,384	72,617

		765,647
Containers & Glass - 0.26%
Bway Holding Company *	1,074	15,605
Graphic Packaging Holding Company *	20,884	39,262
Mobile Mini, Inc. *	4,972	62,697
Silgan Holdings, Inc.	3,589	158,849
TAL International Group, Inc.	2,127	21,121

		297,534
Correctional Facilities - 0.13%
Cornell Corrections, Inc. *	1,610	27,338
The Geo Group, Inc. *	7,298	119,249

		146,587
Cosmetics & Toiletries - 0.46%
Chattem, Inc. *	2,458	146,816
Elizabeth Arden, Inc. *	3,599	25,373
Helen of Troy, Ltd. *	4,331	83,631
Intermediate Parfums, Inc.	2,115	17,745
Nu Skin Enterprises, Inc., Class A	7,111	103,181
Sally Beauty Holdings, Inc. *	13,490	95,914
Steiner Leisure, Ltd. *	2,093	61,011

		533,671
Crude Petroleum & Natural Gas - 1.72%
Abraxas Petroleum Corp. *	6,855	8,089
Allis-Chalmers Energy, Inc. *	4,408	11,990
Arena Resources, Inc. *	5,431	194,538
Bill Barrett Corp. *	5,259	178,964
BMB Munai, Inc. *	6,921	10,935
Cano Petroleum, Inc. *	8,993	6,295
Carrizo Oil & Gas, Inc. * (a)	3,964	84,631
Concho Resources, Inc. *	7,911	253,548
Contango Oil & Gas Company *	1,900	94,753
Endeavour International Corp. *	16,643	28,626
Energy XXI Bermuda, Ltd.	20,068	12,643

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
EXCO Resources, Inc. *	21,410	$329,500
FX Energy, Inc. * (a)	6,351	22,673
Geokinetics, Inc. *	830	10,973
Georesources, Inc. *	1,013	8,570
GMX Resources, Inc. *	2,429	42,920
Goodrich Petroleum Corp. * (a)	3,238	86,519
Gran Tierra Energy, Inc. *	31,875	96,900
Gulfport Energy Corp. *	3,939	24,501
Harvest Natural Resources, Inc. *	4,939	26,028
Northern Oil And Gas, Inc. *	3,115	24,640
Oilsands Quest, Inc. *	27,068	27,609
Panhandle Oil and Gas, Inc.	1,132	23,319
Parallel Petroleum Corp. *	6,881	14,312
Penn Virginia Corp.	5,991	114,548
Petroquest Energy, Inc. *	6,365	35,262
SulphCo, Inc. * (a)	9,014	9,375
Swift Energy Company *	4,433	72,834
Toreador Resources Corp. * (a)	2,847	11,018
VAALCO Energy, Inc. *	8,569	39,075
Venoco, Inc. *	3,061	21,978
Western Refining, Inc. *	4,252	60,591

		1,988,157
Domestic Oil - 0.61%
Atlas America, Inc.	4,982	91,768
Berry Petroleum Company, Class A	6,133	119,716
Brigham Exploration Company * (a)	6,900	23,322
Clayton Williams Energy, Inc. *	813	19,935
Comstock Resources, Inc. *	6,520	259,692
Delta Petroleum Corp. *	9,755	19,510
GeoGlobal Resources, Inc. *	6,157	6,095
McMoran Exploration Company *	8,743	59,278
Natural Gas Services Group, Inc. *	1,765	26,228
Stone Energy Corp. *	4,643	39,233
Union Drilling, Inc. *	1,900	18,601
Warren Resources, Inc. *	8,782	19,496

		702,874
Drugs & Health Care - 1.49%
Abaxis, Inc. * (a)	3,115	54,481
Abiomed, Inc. *	4,943	29,510
Accelrys, Inc. *	4,088	19,173
Almost Family, Inc. *	905	24,037
Ardea Biosciences, Inc. *	2,099	32,870
Ariad Pharmaceuticals, Inc. *	12,753	19,130
China Sky One Medical, Inc. *	1,135	16,730
Columbia Laboratories, Inc. *	7,544	9,505
Cytori Therapeutics, Inc. * (a)	3,741	14,178
Dendreon Corp. * (a)	14,053	318,582
DepoMed, Inc. *	7,594	16,327
Durect Corp. *	11,911	27,872
Dyax Corp. *	8,695	17,390
Hansen Medical, Inc. * (a)	3,682	20,987
I-Flow Corp. *	3,238	17,809
Immunogen, Inc. *	7,240	60,020
Immunomedics, Inc. *	9,629	23,976

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Invacare Corp.	4,594	$78,006
Landauer, Inc.	1,323	76,245
Luminex Corp. *	5,901	93,531
Mannatech, Inc. (a)	2,421	7,432
Maxygen, Inc. *	3,637	25,786
Medical Action, Inc. *	2,070	21,135
Meridian Bioscience, Inc.	5,741	109,711
MiddleBrook Pharmaceuticals, Inc. * (a)	6,099	9,514
Molina Healthcare, Inc. *	1,963	46,994
Opko Health, Inc. *	7,417	8,900
Pain Therapeutics, Inc. *	5,050	22,523
Quidel Corp. *	4,034	51,353
Res-Care, Inc. *	3,547	50,190
Seattle Genetics, Inc. *	9,355	85,972
Synutra International, Inc. *	1,516	15,494
Targacept, Inc. *	2,750	7,810
Vivus, Inc. *	9,954	51,462
West Pharmaceutical Services, Inc.	4,612	149,060
XenoPort, Inc. *	3,912	67,717
Zymogenetics, Inc. *	5,478	22,898

		1,724,310
Educational Services - 0.26%
American Public Education, Inc. *	1,579	51,586
Capella Education Company * (a)	2,034	106,154
Grand Canyon Education, Inc. *	1,507	20,435
K12, Inc. *	910	15,925
Leapfrog Enterprises, Inc., Class A *	5,333	15,199
Learning Tree International, Inc. *	1,437	13,695
Lincoln Educational Services Corp. *	617	11,378
Princeton Review, Inc. *	2,130	9,968
Renaissance Learning, Inc.	1,439	14,117
Universal Technical Institute, Inc. *	3,085	42,912

		301,369
Electrical Equipment - 1.78%
A.O. Smith Corp.	2,869	86,041
Aaon, Inc.	1,948	40,518
American Science & Engineering, Inc.	1,290	80,664
Anaren, Inc. *	2,119	34,074
Anixter International, Inc. *	4,256	174,581
Audiovox Corp., Class A *	2,600	15,132
AZZ, Inc. *	1,747	60,708
Baldor Electric Company	6,628	153,703
Beacon Power Corp. *	17,260	13,290
Capstone Turbine Corp. *	25,785	16,503
China BAK Battery, Inc. * (a)	5,162	11,511
Cohu, Inc.	3,360	31,080
DTS, Inc. *	2,545	67,366
Encore Wire Corp.	2,652	56,302
GrafTech International, Ltd. *	17,170	174,619
Greatbatch, Inc. *	3,261	67,372
Houston Wire & Cable Company	2,640	31,522
Littelfuse, Inc. *	3,127	54,848
Methode Electronics, Inc.	5,485	32,032
Plug Power, Inc. *	18,930	17,605
Polypore International, Inc. *	2,292	22,783

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Powell Industries, Inc. *	1,080	$42,433
Power-One, Inc. *	11,151	15,723
Regal-Beloit Corp.	4,612	182,220
Ultralife Batteries, Inc. *	1,898	13,172
Universal Electronics, Inc. *	2,048	40,182
US Geothermal, Inc. *	10,100	13,635
Varian, Inc. *	4,228	147,219
Vicor Corp.	2,868	15,602
W.H. Brady Company, Class A	7,194	178,267
Watsco, Inc.	3,339	164,379

		2,055,086
Electrical Utilities - 2.23%
Allete, Inc.	3,997	105,601
Avista Corp.	7,617	120,653
Black Hills Corp.	5,532	118,385
Central Vermont Public Service Corp.	1,728	27,924
CH Energy Group, Inc.	2,251	93,349
Cleco Corp.	8,588	175,710
Connecticut Water Service, Inc.	1,346	28,387
El Paso Electric Company *	6,493	85,967
Empire District Electric Company	4,910	76,940
EnerNOC, Inc. * (a)	1,384	32,967
IDACORP, Inc.	6,462	150,371
ITC Holdings Corp.	7,062	302,889
MGE Energy, Inc.	3,200	99,296
NorthWestern Corp.	5,154	110,450
Otter Tail Corp.	5,079	96,349
Pike Electric Corp. *	2,487	27,208
PNM Resources, Inc.	12,434	115,015
Portland General Electric Company	10,721	192,871
Tutor Perini Corp. *	7,231	149,320
UIL Holding Corp.	3,652	75,706
Unisource Energy Corp.	4,910	124,910
Westar Energy, Inc.	14,940	266,679

		2,576,947
Electronics - 1.68%
Adaptec, Inc. *	17,360	47,219
Advanced Battery Technologies, Inc. * (a)	6,411	22,951
Anadigics, Inc. *	9,060	35,515
Analogic Corp.	1,924	70,207
Axsys Technologies, Inc. *	1,322	64,884
Bel Fuse, Inc., Class B	1,728	23,328
Belden, Inc.	6,697	122,689
Checkpoint Systems, Inc. *	5,700	80,028
Cogo Group, Inc. *	3,394	22,095
CTS Corp.	4,870	28,100
Cynosure, Inc. *	1,469	9,901
Daktronics, Inc. (a)	4,742	40,639
Electro Scientific Industries, Inc. *	3,950	35,392
Ener1, Inc. * (a)	5,848	39,182
Enersys *	3,945	63,909
FEI Company *	5,229	113,783
Franklin Electric, Inc.	3,333	79,259
Harbin Electric, Inc. *	1,162	14,630
Hutchinson Technology, Inc. * (a)	3,826	8,073

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
ICx Technologies, Inc. * (a)	2,212	$9,401
II-VI, Inc. *	3,495	83,880
Imation Corp.	4,305	41,586
Integrated Electrical Services, Inc. *	1,186	11,694
IPG Photonics Corp. *	2,775	28,610
LaBarge, Inc. *	1,847	14,037
Maxwell Technologies, Inc. *	2,852	32,399
Measurement Specialties, Inc. *	2,380	13,090
Mentor Graphics Corp. *	13,058	73,386
Mercury Computer Systems, Inc. *	3,284	24,761
Multi-Fineline Electronix, Inc. *	1,228	23,516
Newport Corp. *	5,278	30,824
NVE Corp. *	669	26,767
OSI Systems, Inc. *	2,268	41,731
Park Electrochemical Corp.	2,904	56,018
Rogers Corp. *	2,248	38,351
Sanmina-SCI Corp. *	76,753	55,262
SiRF Technology Holdings, Inc. *	8,785	34,964
Stoneridge, Inc. *	2,571	8,304
Supertex, Inc. *	1,576	38,596
Sycamore Networks, Inc. *	27,410	82,230
Taser International, Inc. *	9,023	39,340
Technitrol, Inc.	6,004	21,074
TTM Technologies, Inc. *	6,145	54,691
Universal Display Corp. *	4,151	36,487
Zoran Corp. *	7,427	82,291
Zygo Corp. *	2,511	12,681

		1,937,755
Energy - 0.64%
Alon USA Energy, Inc.	1,552	20,611
Ascent Solar Technologies, Inc. * (a)	1,180	7,139
Clean Energy Fuels Corp. * (a)	3,537	34,061
Comverge, Inc. *	3,171	32,344
Energy Conversion Devices, Inc. * (a)	6,449	110,987
Evergreen Energy, Inc. * (a)	17,873	18,373
Evergreen Solar, Inc. *	20,599	38,314
Fuelcell Energy, Inc. *	9,994	33,780
GT Solar International, Inc. *	4,338	27,850
Headwaters, Inc. *	6,133	24,348
New Jersey Resources Corp.	5,954	198,090
Ormat Technologies, Inc.	2,561	102,158
PowerSecure International, Inc. *	2,577	11,751
Quantum Fuel Systems Technologies
Worldwide, Inc. *	13,875	10,114
Rosetta Resources, Inc. *	7,520	65,650

		735,570
Financial Services - 2.77%
Advance America Cash Advance Centers, Inc.	6,071	27,319
Advanta Corp., Class B	7,184	5,029
Ampal American Israel Corp. *	3,039	7,506
Apollo Investment Corp.	20,389	112,343
Ares Capital Corp.	13,925	106,526
Asset Acceptance Capital Corp. *	2,335	20,081
Bankrate, Inc. *	1,826	54,981
BGC Partners, Inc.	5,070	17,086

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
BlackRock Kelso Capital Corp.	2,023	$13,170
Broadpoint Securities Group, Inc. *	3,899	17,078
Calamos Asset Management, Inc.	2,888	35,869
Capital Southwest Corp.	445	31,862
Cass Information Systems, Inc.	982	30,619
City Holding Company	2,361	74,938
Cohen & Steers, Inc. (a)	2,409	37,171
Credit Acceptance Corp. *	912	19,444
Delphi Financial Group, Inc.	5,945	113,193
Diamond Hill Investment Group, Inc. *	341	13,527
Dollar Financial Corp. *	3,518	35,426
Duff & Phelps Corp. *	1,528	22,706
Encore Capital Group, Inc. *	1,986	25,580
Epoch Holding Corp.	1,739	11,077
Evercore Partners, Inc.	1,482	28,632
FBR Capital Markets Corp. *	3,741	18,892
FCStone Group, Inc. *	3,610	14,729
Federal Agricultural Mortgage Corp., Class C	1,621	10,131
Financial Federal Corp.	3,657	90,657
First Financial Northwest, Inc.	3,108	27,319
GAMCO Investors, Inc., Class A	1,079	56,701
GFI Group, Inc.	9,495	57,065
Gladstone Capital Corp.	3,116	22,217
Gladstone Investment Corp.	3,600	15,264
Harris & Harris Group, Inc. *	4,162	18,396
Heartland Payment Systems, Inc.	3,561	27,242
Hercules Technology Growth Capital, Inc.	4,759	35,693
Interactive Brokers Group, Inc. *	5,840	86,841
Interactive Data Corp.	5,210	122,175
International Assets Holding Corp. *	720	10,505
Kayne Anderson Energy Development Fund *	1,529	18,853
KBW, Inc. *	3,930	102,298
Kearny Financial Corp.	2,633	29,542
Knight Capital Group, Inc. *	13,432	231,165
Kohlberg Capital Corp.	2,778	11,556
LaBranche & Company, Inc. *	6,950	29,955
MarketAxess Holdings, Inc. *	4,460	47,053
MCG Capital Corp.	11,133	24,047
Medallion Financial Corp.	2,369	17,507
Meridian Interstate Bancorp, Inc. *	1,819	15,371
MVC Capital, Inc.	3,561	28,844
National Financial Partners Corp.	5,680	34,364
Nelnet, Inc., Class A *	2,543	21,514
NewStar Financial, Inc. *	3,832	11,534
NGP Capital Resources Company	3,198	25,200
Ocwen Financial Corp. *	5,097	63,611
Oppenheimer Holdings, Inc., Class A	1,212	18,010
optionsXpress Holdings, Inc.	6,061	103,582
PennantPark Investment Corp.	3,059	20,801
Penson Worldwide, Inc. *	2,417	23,880
Piper Jaffray Companies, Inc. *	2,815	101,537
Portfolio Recovery Associates, Inc. * (a)	2,189	78,738
Prospect Capital Corp.	4,332	36,909
Pzena Investment Management, Inc.	913	5,962
Sanders Morris Harris Group, Inc.	3,142	16,967
Stifel Financial Corp. *	3,845	167,411

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
SWS Group, Inc.	3,478	$44,553
The First Marblehead Corp. *	10,150	17,864
Thinkorswim Group, Inc. *	7,475	75,423
Thomas Weisel Partners Group, Inc. *	3,103	15,577
U.S. Global Investors, Inc.	2,033	13,926
UMB Financial Corp.	4,449	178,538
United Community Financial Corp.	4,961	6,797
Virtus Investment Partners, Inc. *	913	13,512
Westwood Holdings Group, Inc.	774	31,471
World Acceptance Corp. * (a)	2,352	47,111

		3,205,973
Food & Beverages - 1.79%
American Dairy, Inc. *	1,019	37,041
B&G Foods, Inc.	2,684	19,459
Calavo Growers, Inc.	1,534	24,667
Cal-Maine Foods, Inc. (a)	1,860	45,458
Chiquita Brands International, Inc. * (a)	6,238	65,187
Coca-Cola Bottling Company Consolidated	595	29,024
Diamond Foods, Inc.	2,299	67,798
Farmer Brothers Company	1,007	22,466
Flowers Foods, Inc.	11,033	233,569
Green Mountain Coffee Roasters, Inc. *	2,457	205,086
Hain Celestial Group, Inc. *	5,823	99,981
Imperial Sugar Company	1,765	18,250
J & J Snack Foods Corp.	2,023	75,903
Lance, Inc.	3,873	82,611
Lifeway Foods, Inc. *	752	8,437
M & F Worldwide Corp. *	1,692	28,341
Nash Finch Company	1,835	53,784
National Beverage Corp. *	1,542	16,576
Ralcorp Holdings, Inc. *	8,030	459,878
Sanderson Farms, Inc.	2,904	126,643
Seaboard Corp.	48	51,552
Smart Balance, Inc. * (a)	9,002	66,615
Tootsie Roll Industries, Inc. (a)	3,500	78,750
TreeHouse Foods, Inc. *	4,456	119,109
Zhongpin, Inc. *	2,686	28,418

		2,064,603
Food-Meat Products - 0.01%
HQ Sustainable Maritime Industries, Inc. *	1,007	9,083
Forest Products - 0.04%
Deltic Timber Corp.	1,523	51,142
Funeral Services - 0.04%
Stewart Enterprises, Inc., Class A (a)	12,033	49,696
Furniture & Fixtures - 0.15%
American Woodmark Corp.	1,563	30,025
Ethan Allen Interiors, Inc.	3,553	43,560
Furniture Brands International, Inc.	6,059	25,266
Hooker Furniture Corp.	1,384	17,162
Kimball International, Inc., Class B	4,670	28,160
La-Z-Boy, Inc.	7,983	14,928
Sealy Corp. * (a)	6,757	12,838

		171,939

The accompanying notes are an integral part of the financial statements.
193

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities - 1.16%
American States Water Company	2,468	$77,372
Chesapeake Utilities Corp.	1,020	33,517
Crosstex Energy, Inc.	5,996	20,986
Middlesex Water Company	2,091	28,793
Nicor, Inc.	6,395	201,123
Northwest Natural Gas Company	3,761	159,617
Piedmont Natural Gas, Inc.	10,446	236,706
RAM Energy Resources, Inc. *	7,976	7,817
South Jersey Industries, Inc.	4,229	141,164
Southwest Gas Corp.	6,212	129,085
The Laclede Group, Inc.	3,123	97,063
WGL Holdings, Inc.	7,028	208,872

		1,342,115
Healthcare Products - 2.80%
Accuray, Inc. *	5,214	32,118
Align Technology, Inc. *	8,422	99,632
Alphatec Holdings, Inc. *	4,189	9,216
American Medical Systems Holdings, Inc. *	10,416	158,011
AngioDynamics, Inc. *	3,475	42,638
Atrion Corp.	220	24,244
Bruker BioSciences Corp. *	7,232	47,225
Caliper Life Sciences, Inc. *	7,841	11,683
Cantel Medical Corp. *	1,777	24,185
Cardiac Science Corp. *	3,000	12,390
CardioNet, Inc. * (a)	679	12,025
Clinical Data, Inc. *	1,628	19,927
Computer Programs & Systems, Inc.	1,307	44,699
Conceptus, Inc. * (a)	4,332	68,662
CONMED Corp. *	4,128	65,016
Cryolife, Inc. *	4,067	19,074
Cyberonics, Inc. *	3,409	49,396
Cypress Biosciences, Inc. *	5,396	41,010
Digimarc Corp. *	1,136	11,542
Haemonetics Corp. *	3,656	194,609
Hanger Orthopedic Group, Inc. *	4,391	64,548
ICU Medical, Inc. *	1,670	60,387
Insulet Corp. * (a)	2,671	19,311
Kensey Nash Corp. *	1,053	26,367
Mannkind Corp. * (a)	7,399	48,685
Masimo Corp. *	6,563	157,118
Medicines Company *	7,530	57,680
Merit Medical Systems, Inc. *	3,944	53,993
Micrus Endovascular Corp. *	2,301	20,732
Natus Medical, Inc. *	3,976	40,635
NutriSystem, Inc. (a)	4,382	60,033
Nuvasive, Inc. * (a)	5,080	183,490
Orthofix International NV *	2,463	62,363
Owens & Minor, Inc.	5,855	205,276
PSS World Medical, Inc. *	8,845	142,139
RTI Biologics, Inc. *	7,833	30,549
Sirona Dental Systems, Inc. *	2,419	47,582
Somanetics Corp. *	1,735	29,165
SonoSite, Inc. *	2,428	44,942
Spectranetics Corp. *	4,681	20,784
Stereotaxis, Inc. *	4,503	15,625
STERIS Corp.	8,347	197,240

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
SurModics, Inc. *	2,225	$43,988
Symmetry Medical, Inc. *	5,122	39,388
Synovis Life Technologies, Inc. *	1,680	32,626
Thoratec Corp. *	7,768	194,822
TomoTherapy, Inc. *	6,337	14,512
Trans1, Inc. *	1,828	15,392
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,955	25,295
USANA Health Sciences, Inc. *	951	25,221
Vnus Medical Technologies *	1,863	53,953
Volcano Corp. *	6,744	83,356
Wright Medical Group, Inc. *	5,340	83,304
Zoll Medical Corp. *	3,008	50,504

		3,238,307
Healthcare Services - 2.10%
Air Methods Corp. *	1,537	40,561
Alliance Imaging, Inc. *	3,679	25,385
Amedisys, Inc. *	3,785	115,140
AMERIGROUP Corp. *	7,630	220,202
AMN Healthcare Services, Inc. *	4,915	35,388
AmSurg Corp. *	4,512	84,284
Assisted Living Concepts, Inc. *	1,493	22,903
athenahealth, Inc. *	2,954	89,152
Capital Senior Living Corp. *	3,555	15,749
Catalyst Health Solutions, Inc. *	4,713	100,811
Centene Corp. *	6,203	112,771
CorVel Corp. *	1,116	23,927
Cross Country Healthcare, Inc. *	4,446	34,501
Emergency Medical Services Corp., Class A *	1,385	42,935
Emeritus Corp. *	2,844	40,868
Enzo Biochem, Inc. *	4,736	19,986
Five Star Quality Care, Inc. *	5,159	10,885
Gentiva Health Services, Inc. *	3,649	58,129
Healthcare Services Group, Inc.	6,187	108,149
Healthsouth Corp. *	12,631	149,551
Healthspring, Inc. *	7,086	68,805
Healthways, Inc. *	5,077	60,772
IPC The Hospitalist Company *	878	21,862
Kindred Healthcare, Inc. *	4,011	52,664
LHC Group, Inc. *	2,087	48,147
Magellan Health Services, Inc. *	5,237	156,377
National Healthcare Corp.	1,302	50,010
Nighthawk Radiology Holdings, Inc. *	3,249	12,866
Obagi Medical Products, Inc. *	2,629	18,140
Odyssey Healthcare, Inc. *	4,694	46,095
Palomar Medical Technologies, Inc. *	2,660	27,052
Phase Forward, Inc. *	6,144	86,016
Psychiatric Solutions, Inc. *	7,930	146,309
RadNet, Inc. *	3,739	8,375
Skilled Healthcare Group, Inc. *	2,545	23,948
Star Scientific, Inc. * (a)	10,434	52,170
Sun Healthcare Group, Inc. *	6,198	57,455
The Advisory Board Company *	2,336	54,195
The Ensign Group, Inc.	1,172	17,463
Town Sports International Holdings, Inc. *	2,458	9,611
Triple-S Management Corp. *	1,907	27,194
US Physical Therapy, Inc. *	1,754	23,697

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Virtual Radiologic Corp. *	1,087	$8,326

		2,428,826
Homebuilders - 0.27%
Beazer Homes USA, Inc. * (a)	6,095	15,542
Cavco Industries, Inc. *	1,001	23,023
Hovnanian Enterprises, Inc., Class A * (a)	6,797	18,216
M/I Homes, Inc.	2,039	23,571
Meritage Homes Corp. *	4,413	92,099
Ryland Group, Inc.	6,099	104,171
Standard Pacific Corp. *	14,611	35,651

		312,273
Hotels & Restaurants - 1.70%
AFC Enterprises, Inc. *	3,769	26,232
Ameristar Casinos, Inc.	3,653	73,316
BJ's Restaurants, Inc. *	2,504	35,907
Bob Evans Farms, Inc.	4,451	114,836
Buffalo Wild Wings, Inc. * (a)	2,542	90,241
California Pizza Kitchen, Inc. *	2,862	39,925
CEC Entertainment, Inc. *	2,886	92,727
CKE Restaurants, Inc.	7,536	61,946
Denny's Corp. *	13,832	34,857
DineEquity, Inc. (a)	2,500	69,325
Domino's Pizza, Inc. *	5,666	51,334
Jack in the Box, Inc. *	8,405	221,051
Krispy Kreme Doughnuts, Inc. *	8,110	28,142
Landry's Restaurants, Inc. *	1,722	17,341
Luby's Cafeterias, Inc. *	3,461	14,951
Marcus Corp.	2,948	32,222
Morgans Hotel Group Company *	3,759	15,111
O'Charley's, Inc.	2,646	21,353
P.F. Chang's China Bistro, Inc. * (a)	3,460	110,512
Papa John's International, Inc. *	3,139	85,067
Peets Coffee & Tea, Inc. *	1,892	49,362
Red Robin Gourmet Burgers, Inc. *	2,228	38,544
Ruby Tuesday, Inc. *	7,403	45,751
Ruth's Chris Steak House, Inc. *	3,171	12,240
Sonic Corp. *	8,653	81,598
Texas Roadhouse, Inc., Class A *	7,085	82,399
The Cheesecake Factory, Inc. *	8,552	146,325
The Steak & Shake Company *	4,127	35,781
Wendy's/Arby's Group, Inc.	56,761	238,396

		1,966,792
Household Appliances - 0.05%
National Presto Industries, Inc.	640	52,147
Household Products - 0.45%
Blyth, Inc.	879	29,192
Central Garden & Pet Company, Class A *	9,199	90,610
Tempur-Pedic International, Inc.	10,666	117,646
Tupperware Brands Corp.	8,863	215,548
WD-40 Company	2,379	61,806

		514,802
Industrial Machinery - 1.59%
Actuant Corp., Class A	8,045	98,793
Alamo Group, Inc.	962	11,082

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Albany International Corp., Class A	4,320	$57,672
Altra Holdings, Inc. *	3,926	25,912
Badger Meter, Inc.	2,092	84,977
Briggs & Stratton Corp.	7,095	107,844
Cascade Corp.	1,309	37,791
Chart Industries, Inc. *	4,079	86,597
Circor International, Inc.	2,436	59,438
Cognex Corp.	5,680	74,351
Dionex Corp. *	2,616	147,438
DXP Enterprises, Inc. *	1,051	15,555
EnPro Industries, Inc. *	2,932	51,633
Flow International Corp. *	5,881	12,703
Gorman-Rupp Company	2,082	43,722
H&E Equipment Services, Inc. *	2,403	15,860
Intevac, Inc. *	3,175	23,876
Kadant, Inc. *	1,920	26,803
Key Technology, Inc. *	837	8,596
Lindsay Corp.	1,720	54,799
Lufkin Industries, Inc.	2,121	96,251
Metropolitan Pro Corp.	2,231	19,276
Middleby Corp. *	2,600	116,766
Mitcham Industries, Inc. *	1,574	8,012
NACCO Industries, Inc., Class A	864	30,275
NATCO Group, Inc. *	2,863	81,023
OYO Geospace Corp. *	677	10,493
Presstek, Inc. *	4,232	7,321
Raser Technologies, Inc. * (a)	7,523	29,565
Robbins & Myers, Inc.	4,035	77,230
Rofin-Sinar Technologies, Inc. *	4,298	96,920
Sauer-Danfoss, Inc.	1,794	9,221
Tecumseh Products Company, Class A *	2,405	19,432
Tennant Company	2,396	43,775
Tredegar Industries, Inc.	3,438	48,201
Twin Disc, Inc.	1,363	9,868
Watts Water Technologies, Inc., Class A	4,187	85,875

		1,834,946
Industrials - 0.19%
Brookfield Homes Corp. (a)	1,709	7,092
Clean Harbors, Inc. *	2,813	153,365
EnergySolutions, Inc.	4,752	38,349
Graham Corp.	1,448	20,272

		219,078
Insurance - 3.38%
Ambac Financial Group, Inc.	41,412	51,765
American Equity Investment Life Holding
Company	7,935	46,102
American Physicians Capital, Inc.	1,099	42,389
American Safety Insurance Holdings, Ltd. *	1,590	19,827
Amerisafe, Inc. *	2,715	43,847
Amtrust Financial Services, Inc.	2,312	22,126
Argo Group International Holdings, Ltd. *	4,412	123,713
Aspen Insurance Holdings, Ltd.	12,192	281,513
Assured Guaranty, Ltd.	7,991	104,762
Baldwin & Lyons, Inc., Class B	1,279	25,158
Citizens, Inc., Class A *	5,814	38,314

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
CNA Surety Corp. *	2,388	$36,226
Crawford & Company, Class B *	3,756	16,752
Donegal Group, Inc.	1,732	26,188
eHealth, Inc. *	3,601	57,616
EMC Insurance Group, Inc.	878	19,176
Employers Holdings, Inc.	7,144	87,228
Enstar Group, Ltd. *	802	44,270
FBL Financial Group, Inc., Class A	2,089	15,145
First Mercury Financial Corp. *	2,119	31,107
Flagstone Reinsurance Holdings, Ltd.	4,383	41,989
FPIC Insurance Group, Inc. *	1,133	33,696
Greenlight Capital Re, Ltd., Class A *	4,156	68,574
Harleysville Group, Inc.	1,882	55,124
Horace Mann Educators Corp.	5,889	53,178
Infinity Property & Casualty Corp.	2,066	76,050
IPC Holdings, Ltd.	7,992	198,601
Kansas City Life Insurance Company	694	16,309
Life Partners Holdings, Inc. (a)	1,132	17,988
Maiden Holdings, Ltd.	7,128	36,424
Max Capital Group, Ltd.	8,105	128,140
Meadowbrook Insurance Group, Inc.	8,002	59,135
Montpelier Re Holdings, Ltd.	12,382	165,671
National Interstate Corp.	983	15,718
National Western Life Insurance Company,
Class A	334	40,043
Navigators Group, Inc. *	1,894	82,844
NYMAGIC, Inc.	768	11,520
Odyssey Re Holdings Corp.	3,129	125,817
Phoenix Companies, Inc.	16,695	33,557
Platinum Underwriters Holdings, Ltd.	7,580	218,531
PMA Capital Corp., Class A *	4,717	22,925
PMI Group, Inc.	12,060	20,984
Presidential Life Corp.	3,199	27,575
Primus Guaranty, Ltd. *	3,249	9,032
ProAssurance Corp. *	4,583	207,198
Radian Group, Inc.	11,654	32,981
RLI Corp.	2,659	124,601
Safety Insurance Group, Inc.	2,339	73,000
SeaBright Insurance Holdings, Inc. *	3,147	25,459
Selective Insurance Group, Inc.	7,662	101,215
State Auto Financial Corp.	2,068	34,556
Stewart Information Services Corp.	2,457	37,838
Tower Group, Inc.	5,136	122,699
United America Indemnity, Ltd. *	5,290	25,286
United Fire & Casualty Company	3,291	57,296
Universal American Financial Corp. *	5,666	50,937
Validus Holdings, Ltd.	9,202	209,898
Zenith National Insurance Corp.	5,312	113,942

		3,909,555
International Oil - 0.21%
APCO Argentina, Inc.	575	9,137
ATP Oil & Gas Corp. *	4,072	36,689
BPZ Energy, Inc. * (a)	10,291	73,581
Callon Petroleum Company *	3,863	10,198
Cheniere Energy, Inc. *	7,731	32,083

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Parker Drilling Company *	16,219	$75,905

		237,593
Internet Content - 0.26%
Dice Holdings, Inc. *	2,466	11,713
InfoSpace, Inc. *	4,988	34,916
Internet Capital Group, Inc. *	5,308	30,893
Liquidity Services, Inc. *	2,137	20,921
LoopNet, Inc. *	4,222	34,325
Move, Inc. *	18,500	38,850
RightNow Technologies, Inc. *	3,823	33,604
Safeguard Scientifics, Inc. *	18,087	18,991
TechTarget, Inc. *	2,094	8,418
TeleCommunication Systems, Inc. *	5,146	38,441
The Knot, Inc. *	4,283	35,035

		306,107
Internet Incubators - 0.02%
ModusLink Global Solutions, Inc. *	6,707	28,505
Internet Retail - 0.50%
1-800-Flowers.com, Inc., Class A *	4,005	9,332
Blue Nile, Inc. * (a)	1,914	87,853
Drugstore.com, Inc. *	12,328	20,958
Internet Brands, Inc., Class A *	3,194	21,496
Mercadolibre, Inc. * (a)	3,643	78,834
Netflix, Inc. * (a)	5,463	215,351
Orbitz Worldwide, Inc. *	5,759	12,439
Overstock.com, Inc. *	2,237	25,457
PetMed Express, Inc. *	3,399	49,693
Shutterfly, Inc. *	2,824	40,327
Stamps.com, Inc. *	1,843	16,366

		578,106
Internet Service Provider - 0.32%
Cogent Communications Group, Inc. *	6,422	50,156
Earthlink, Inc. *	15,720	123,245
Entrust, Inc. *	9,134	19,273
Online Resources Corp. *	4,206	21,913
Rackspace Hosting, Inc. *	2,474	28,871
Terremark Worldwide, Inc. *	7,633	38,394
United Online, Inc.	11,093	70,995
Web.com Group, Inc. *	4,079	19,498

		372,345
Internet Software - 0.94%
Art Technology Group, Inc. *	18,470	66,492
Chordiant Software, Inc. *	4,430	17,809
Cybersource Corp. *	9,878	128,414
DealerTrack Holdings, Inc. *	5,715	82,010
Digital River, Inc. *	5,306	202,318
eResearch Technology, Inc. *	6,299	37,731
Keynote Systems, Inc. *	2,250	16,335
NIC, Inc. *	5,744	34,636
PC-Tel, Inc. *	2,961	16,463
RealNetworks, Inc. *	12,388	31,713
S1 Corp. *	6,753	45,785
Sapient Corp. *	12,620	67,012
SupportSoft, Inc. *	7,095	15,751

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software (continued)
Switch & Data Facilities Company, Inc. *	2,945	$38,727
TIBCO Software, Inc. *	25,034	165,975
VASCO Data Security International, Inc. *	3,883	28,773
Vignette Corp. *	3,588	46,429
Vocus, Inc. *	2,315	44,240

		1,086,613
Investment Companies - 0.01%
Fifth Street Finance Corp.	1,575	15,089
Teton Advisors, Inc. *	21	0

		15,089
Leisure Time - 1.30%
Bally Technologies, Inc. *	7,845	219,660
Blockbuster, Inc., Class A * (a)	26,292	18,404
Brunswick Corp.	12,635	58,374
Callaway Golf Company	9,613	68,445
Churchill Downs, Inc.	1,403	54,619
Cinemark Holdings, Inc.	4,290	45,560
Dover Downs Gaming & Entertainment, Inc.	2,294	13,603
Gaylord Entertainment Company * (a)	5,894	83,695
Great Wolf Resorts, Inc. *	4,389	11,894
Isle of Capri Casinos, Inc. *	2,288	30,064
LIFE TIME FITNESS, Inc. * (a)	5,004	92,474
Monarch Casino & Resort, Inc. *	1,810	14,715
National Cinemedia, Inc.	6,056	75,761
Parkervision, Inc. * (a)	4,227	13,780
Pinnacle Entertainment, Inc. *	8,615	91,750
Polaris Industries, Inc. (a)	4,729	150,240
RC2 Corp. *	2,543	30,592
Rick's Cabaret International, Inc. *	1,147	7,754
Shuffle Master, Inc. *	7,758	34,058
Speedway Motorsports, Inc.	2,034	31,120
Steinway Musical Instruments, Inc. *	1,172	12,857
Vail Resorts, Inc. *	4,266	117,272
WMS Industries, Inc. *	6,285	222,929

		1,499,620
Life Sciences - 0.29%
American Ecology Corp.	2,352	44,806
Celera Corp. *	11,502	87,070
Dawson Geophysical Company *	1,133	30,432
Halozyme Therapeutics, Inc. *	8,701	60,820
Incyte Corp. *	11,132	36,624
Nanosphere, Inc. *	1,988	8,847
Repligen Corp. *	4,574	18,616
Sequenom, Inc. *	8,717	28,679
Symyx Technologies, Inc. *	4,931	23,866

		339,760
Liquor - 0.03%
Boston Beer Company, Inc. *	1,217	34,709
Manufacturing - 1.66%
Acuity Brands, Inc.	5,830	158,459
American Railcar Industries, Inc.	1,452	11,703
ATC Technology Corp. *	2,856	41,640
Barnes Group, Inc.	6,861	104,699
Blount International, Inc. *	5,539	46,472

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Ceradyne, Inc. *	3,780	$85,428
China Fire & Security Group, Inc. *	1,992	24,302
Coherent, Inc. *	3,399	66,348
Colfax Corp. *	3,197	26,024
ESCO Technologies, Inc. *	3,705	150,497
Force Protection, Inc. *	9,755	84,186
Freightcar America, Inc.	1,746	29,211
GenTek, Inc. *	1,316	30,913
Hexcel Corp. *	13,753	147,020
Insteel Industries, Inc.	2,550	21,981
iRobot Corp. *	2,606	32,575
Kaydon Corp.	4,907	168,801
Koppers Holdings, Inc.	3,003	75,946
K-Tron International, Inc. *	357	30,770
Lancaster Colony Corp.	2,877	132,543
Lydall, Inc. *	2,797	10,321
Mine Safety Appliances Company	4,432	103,797
Nordson Corp.	4,841	185,894
Raven Industries, Inc.	2,291	62,911
Smith & Wesson Holding Corp. *	5,374	28,375
Spartan Motors, Inc.	4,643	43,830
Thermadyne Holdings Corp. *	2,161	9,055

		1,913,701
Medical-Biomedical/Gene - 0.02%
Celldex Therapeutics, Inc. *	2,204	19,880
Medical-Generic Drugs - 0.01%
Acura Pharmaceuticals, Inc. * (a)	1,205	8,459
Medical-Hospitals - 0.51%
Cepheid, Inc. *	8,165	82,466
DexCom, Inc. *	5,899	32,798
EV3, Inc. *	10,054	91,894
Exactech, Inc. *	1,134	18,144
Genoptix, Inc. *	1,193	34,692
IRIS International, Inc. *	2,658	31,763
MedCath Corp. *	2,300	24,518
Microvision, Inc. *	9,974	21,245
MWI Veterinary Supply, Inc. *	1,475	43,114
Neogen Corp. *	2,079	45,821
Novavax, Inc. *	8,803	16,198
NxStage Medical, Inc. *	4,157	14,425
Orthovita, Inc. *	9,567	35,494
RehabCare Group, Inc. *	2,591	56,536
Sunrise Senior Living, Inc. *	6,908	16,648
Vital Images, Inc. *	2,161	25,197

		590,953
Metal & Metal Products - 0.82%
A. M. Castle & Company	2,401	25,210
Ampco-Pittsburgh Corp.	1,194	30,996
Brush Engineered Materials, Inc. *	2,921	44,837
Dynamic Materials Corp.	1,808	32,436
Fushi Copperweld, Inc. *	2,140	18,169
Gibraltar Industries, Inc.	3,884	29,984
Haynes International, Inc. *	1,717	39,405
Horsehead Holding Corp. *	5,026	36,087
Kaiser Aluminum Corp.	2,269	70,498

The accompanying notes are an integral part of the financial statements.
197

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
L.B. Foster Company *	1,480	$43,157
Ladish Company, Inc. *	2,339	27,577
Matthews International Corp., Class A	4,470	127,618
Metalico, Inc. *	3,706	9,339
Mueller Industries, Inc.	5,311	116,683
Mueller Water Products, Inc.	16,506	59,587
RBC Bearings, Inc. *	3,154	58,191
RTI International Metals, Inc. *	3,311	47,380
Sun Hydraulics, Inc.	1,692	26,903
Universal Stainless & Alloy Products, Inc. *	1,074	14,918
USEC, Inc. * (a)	15,828	84,680

		943,655
Mining - 0.70%
Allied Nevada Gold Corp. *	6,478	50,205
AMCOL International Corp. (a)	3,923	83,992
Compass Minerals International, Inc.	4,626	248,092
General Moly, Inc. *	9,302	19,813
Hecla Mining Company *	31,298	116,116
Royal Gold, Inc.	5,016	233,595
Stillwater Mining Company *	5,701	42,130
Uranium Resources, Inc. *	7,710	9,560

		803,503
Mobile Homes - 0.05%
Skyline Corp.	1,023	20,327
Winnebago Industries, Inc.	4,183	32,084

		52,411
Office Furnishings & Supplies - 0.37%
Acco Brands Corp. *	7,874	23,228
Herman Miller, Inc.	8,061	114,708
HNI Corp.	6,371	110,537
Knoll, Inc.	6,999	48,503
The Standard Register Company	2,496	8,312
United Stationers, Inc. *	3,356	120,178

		425,466
Paper - 0.50%
Boise, Inc. *	5,669	9,864
Buckeye Technologies, Inc. *	5,689	28,843
Clearwater Paper Corp. *	1,630	38,582
KapStone Paper and Packaging Corp. *	2,964	12,597
Neenah Paper, Inc.	2,234	18,073
P.H. Glatfelter Company	6,539	67,025
Potlatch Corp.	5,621	147,158
Rock-Tenn Company, Class A	5,446	209,018
Wausau-Mosinee Paper Corp.	6,351	45,981

		577,141
Petroleum Services - 0.99%
Approach Resources, Inc. *	1,553	13,884
Basic Energy Services, Inc. *	5,924	59,951
Bolt Technology Corp. *	1,357	15,402
Bronco Drilling Company, Inc. *	3,888	23,095
Complete Production Services, Inc. *	6,897	48,831
CVR Energy, Inc. *	3,334	31,873
Delek US Holdings, Inc.	1,897	19,444
Dril-Quip, Inc. *	4,416	182,469

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Flotek Industries, Inc. *	3,875	$8,138
GulfMark Offshore, Inc. *	3,231	98,546
Hornbeck Offshore Services, Inc. *	3,310	91,819
ION Geophysical Corp. *	12,947	36,640
Newpark Resources, Inc. *	12,996	37,429
Petroleum Development Corp. *	2,194	39,733
Pioneer Drilling Company *	7,227	45,241
Rentech, Inc. *	26,119	13,843
Rex Energy Corp. *	2,622	17,856
RPC, Inc.	4,114	42,580
Superior Well Services, Inc. *	2,387	23,965
T-3 Energy Services, Inc. *	1,827	26,528
Trico Marine Services, Inc. * (a)	2,292	6,761
Willbros Group, Inc. *	5,572	85,084
World Fuel Services Corp.	4,099	173,962

		1,143,074
Pharmaceuticals - 3.10%
Acadia Pharmaceuticals, Inc. *	5,519	10,817
Adolor Corp. *	7,460	15,293
Affymax, Inc. *	1,871	31,807
Akorn, Inc. *	8,762	9,463
Alexion Pharmaceuticals, Inc. *	11,673	426,064
Alexza Pharmaceuticals, Inc. *	3,725	7,785
Alkermes, Inc. *	13,712	111,616
Allos Therapeutics, Inc. *	7,584	55,212
American Oriental Bioengineering, Inc. *	8,870	43,020
Array BioPharma, Inc. *	7,006	21,789
Auxilium Pharmaceuticals, Inc. *	5,900	138,237
Biodel, Inc. * (a)	1,833	8,047
BMP Sunstone Corp. *	3,812	17,573
Cadence Pharmaceuticals, Inc. * (a)	3,803	40,312
Caraco Pharmaceutical Labs *	1,822	7,616
Cubist Pharmaceuticals, Inc. *	8,056	137,435
Emergent Biosolutions, Inc. *	1,921	21,016
Enzon Pharmaceuticals, Inc. *	6,463	51,833
Idenix Pharmaceuticals, Inc. *	3,723	12,658
Indevus Pharmaceuticals, Inc. *	156	172
Inspire Pharmaceuticals, Inc. *	6,125	25,113
Isis Pharmaceuticals, Inc. * (a)	12,881	177,758
Javelin Pharmaceuticals, Inc. *	7,764	10,714
K-V Pharmaceutical Company, Class A *	5,400	9,072
Ligand Pharmaceuticals, Inc., Class B *	14,691	43,779
MAP Pharmaceuticals, Inc. *	1,155	13,964
Medicis Pharmaceutical Corp., Class A	8,078	126,986
Molecular Insight Pharmaceuticals, Inc. * (a)	2,785	11,029
Noven Pharmaceuticals, Inc. *	3,600	39,960
NPS Pharmaceuticals, Inc. *	6,949	23,071
Onyx Pharmaceuticals, Inc. *	7,948	188,050
Optimer Pharmaceuticals, Inc. *	4,074	50,558
OSI Pharmaceuticals, Inc. *	8,184	276,619
Par Pharmaceutical Companies, Inc. *	4,973	66,390
PDL BioPharma, Inc.	17,038	118,414
Pharmasset, Inc. *	2,970	31,185
PharMerica Corp. *	4,348	76,264
POZEN, Inc. *	3,765	28,802
Prestige Brands Holdings, Inc. *	4,879	30,396

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Questcor Pharmaceuticals, Inc. *	7,167	$30,531
Regeneron Pharmaceuticals, Inc. *	8,878	135,922
Rigel Pharmaceuticals, Inc. *	5,292	44,135
Salix Pharmaceuticals, Ltd. *	6,840	62,107
Savient Pharmaceuticals, Inc. *	8,778	55,740
Sucampo Pharmaceuticals, Inc. *	1,419	7,961
Synta Pharmaceuticals Corp. * (a)	2,587	10,762
Theravance, Inc. *	7,411	109,683
United Therapeutics Corp. *	3,779	302,887
Valeant Pharmaceuticals International * (a)	9,105	209,324
ViroPharma, Inc. *	11,258	78,243
XOMA, Ltd. *	21,198	17,170

		3,580,354
Plastics - 0.02%
AEP Industries, Inc. *	806	19,981
Pollution Control - 0.02%
Fuel Tech, Inc. * (a)	2,728	26,625
Precious Metals - 0.12%
Coeur d'Alene Mines Corp. *	9,696	143,216
Publishing - 0.49%
American Greetings Corp., Class A	6,524	44,689
Consolidated Graphics, Inc. *	1,455	23,615
Courier Corp.	1,555	24,336
Dolan Media Company *	3,647	50,438
Lee Enterprises, Inc.	6,981	6,981
Martha Stewart Living
Omnimedia, Inc., Class A *	4,074	13,240
Media General, Inc., Class A (a)	3,789	10,117
Multi-Color Corp.	1,592	20,266
Playboy Enterprises, Inc., Class B *	3,265	10,872
PRIMEDIA, Inc.	3,766	8,888
Scholastic Corp.	3,450	67,620
Valassis Communications, Inc. *	6,929	44,692
VistaPrint, Ltd. * (a)	6,314	241,763

		567,517
Railroads & Equipment - 0.34%
Genesee & Wyoming, Inc., Class A *	4,380	126,670
Greenbrier Company, Inc. (a)	2,405	18,085
Wabtec Corp.	6,912	246,620

		391,375
Real Estate - 5.22%
Acadia Realty Trust, REIT	5,721	76,776
Agree Realty Corp., REIT	1,169	20,259
Alexander's, Inc., REIT *	290	78,303
American Campus Communities, Inc., REIT	6,050	139,089
American Capital Agency Corp., REIT	1,451	27,569
Anthracite Capital, Inc., REIT (a)	10,238	11,057
Anworth Mortgage Asset Corp., REIT	14,183	94,459
Ashford Hospitality Trust, Inc., REIT	11,403	46,182
Associated Estates Realty Corp., REIT	2,301	13,737
Avatar Holdings, Inc. *	996	17,599
BioMed Realty Trust, Inc., REIT	11,517	113,212
Capital Lease Funding, Inc., REIT	6,677	20,699
Capstead Mortage Corp., REIT	9,038	107,823

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Care Investment Trust, Inc., REIT	2,143	$12,751
Cedar Shopping Centers, Inc., REIT	5,576	28,772
Chimera Investment Corp.	19,673	68,659
Colonial Properties Trust, REIT	6,828	53,122
Consolidated Tomoka Land Company	811	25,571
Corporate Office Properties Trust, REIT	6,325	187,726
Cousins Properties, Inc., REIT (a)	6,306	56,754
DCT Industrial Trust, Inc., REIT	24,631	110,347
DiamondRock Hospitality Company, REIT	15,485	100,653
DuPont Fabros Technology, Inc., REIT	1,901	18,002
EastGroup Properties, Inc., REIT	3,568	121,704
Education Realty Trust, Inc., REIT	4,369	20,360
Entertainment Properties Trust, REIT	4,974	101,072
Equity Lifestyle Properties, Inc., REIT	2,913	114,306
Equity One, Inc., REIT (a)	5,190	74,944
Extra Space Storage, Inc., REIT	12,323	92,546
FelCor Lodging Trust, Inc., REIT	9,246	28,848
First Industrial Realty Trust, Inc., REIT (a)	6,528	26,308
First Potomac Realty Trust, REIT	3,988	41,834
Forestar Real Estate Group, Inc. * (a)	5,113	62,174
Franklin Street Properties Corp., REIT	8,450	106,470
Getty Realty Corp., REIT	2,506	45,709
Glimcher Realty Trust, REIT	5,828	16,085
Gramercy Capital Corp., REIT	6,734	15,084
Hatteras Financial Corp., REIT	2,184	54,425
Healthcare Realty Trust, Inc., REIT	8,417	138,628
Hersha Hospitality Trust, REIT	7,159	19,616
Highwoods Properties, Inc., REIT	9,077	205,322
Hilltop Holdings, Inc. *	6,552	77,903
Home Properties, Inc., REIT	4,518	150,449
Inland Real Estate Corp., REIT	8,311	58,011
Investors Real Estate Trust, SBI, REIT	8,324	74,084
Kite Realty Group Trust, REIT	4,015	13,009
LaSalle Hotel Properties, REIT	5,763	78,838
Lexington Corporate Property Trust, REIT	12,190	51,686
LTC Properties, Inc., REIT	3,327	69,235
Maguire Properties, Inc., REIT *	6,216	6,527
Medical Properties Trust, Inc., REIT	11,480	72,324
MFA Mortgage Investments, Inc., REIT	31,816	199,168
Mid-America Apartment Communities, Inc.,
REIT	4,030	146,249
Mission West Properties, Inc., REIT	3,391	23,635
Monmouth Real Estate Investment Corp.	3,034	18,295
National Health Investments, Inc., REIT	3,199	84,550
National Retail Properties, Inc., REIT	11,171	191,136
Newcastle Investment Corp., REIT	8,956	6,359
NorthStar Realty Finance Corp., REIT (a)	8,712	28,924
OMEGA Healthcare Investors, Inc., REIT	11,684	186,593
One Liberty Properties, Inc., REIT	1,369	8,419
Parkway Properties, Inc., REIT	3,155	41,141
Pennsylvania Real Estate
Investment Trust, REIT (a)	5,090	28,402
PICO Holdings, Inc. *	2,340	65,356
Post Properties, Inc., REIT	6,358	96,832
PS Business Parks, Inc., REIT	2,158	96,829
RAIT Financial Trust, REIT	10,064	12,479
Ramco-Gershenson Properties Trust, REIT	2,303	20,750

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Realty Income Corp., REIT (a)	14,440	$310,027
Redwood Trust, Inc., REIT	8,620	137,230
Resource Capital Corp., REIT	3,467	11,406
Saul Centers, Inc., REIT	1,387	39,821
Senior Housing Properties Trust, REIT	17,205	288,184
Sovran Self Storage, Inc., REIT	3,158	76,297
Strategic Hotel & Resorts, Inc., REIT	12,102	13,917
Stratus Properties, Inc. *	800	5,776
Sun Communities, Inc., REIT	2,401	33,902
Sunstone Hotel Investors, Inc., REIT	7,779	45,196
Tanger Factory Outlet Centers, Inc., REIT	4,503	145,717
Universal Health Realty Income Trust, REIT	1,718	55,079
Urstadt Biddle Properties, Inc., REIT	3,007	39,783
U-Store-It Trust, REIT	7,332	22,069
Washington Real Estate Investment Trust,
REIT (a)	7,488	163,688
Winthrop Realty Trust, REIT	1,751	16,915

		6,026,746
Retail - 1.66%
Build A Bear Workshop, Inc. *	2,670	11,962
Cabela's, Inc. *	5,634	74,876
Cash America International, Inc.	4,185	96,339
Chico's FAS, Inc. *	25,252	246,459
Christopher & Banks Corp.	5,116	26,501
Citi Trends, Inc. *	2,041	52,617
Coldwater Creek, Inc. *	8,191	31,126
Collective Brands, Inc. *	9,139	134,892
Conn's, Inc. * (a)	1,417	14,127
Cracker Barrel Old Country Store, Inc.	3,175	99,758
Dillard's, Inc., Class A	8,198	77,471
DSW, Inc., Class A *	1,931	21,955
FGX International Holdings, Ltd. *	1,987	26,745
Finish Line, Inc.	6,090	42,082
Fred's, Inc., Class A	5,730	73,516
Fuqi International, Inc. *	1,424	17,387
Genesco, Inc. *	2,733	70,484
J. Crew Group, Inc. * (a)	6,079	157,203
Jo-Ann Stores, Inc. *	3,629	78,423
Kenneth Cole Productions, Inc., Class A	1,495	10,405
Marinemax, Inc. *	2,631	7,788
Pantry, Inc. *	3,161	62,967
Regis Corp.	6,161	108,002
Retail Ventures, Inc. *	4,511	11,774
Rex Stores Corp. *	1,173	11,918
Shoe Carnival, Inc. *	1,405	14,935
Stein Mart, Inc. *	3,654	25,322
Susser Holdings Corp. *	1,140	15,481
Syms Corp. *	1,059	7,201
Systemax, Inc. *	1,574	19,313
Talbots, Inc. (a)	3,919	13,129
The Dress Barn, Inc. *	6,431	101,803
The Men's Wearhouse, Inc.	7,375	126,039
Titan Machinery, Inc. *	1,138	14,293
Tween Brands, Inc. *	3,634	19,151

		1,923,444

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Grocery - 0.55%
Arden Group, Inc.	168	$21,504
Ingles Markets, Inc.	1,842	27,519
PriceSmart, Inc.	2,090	34,966
Ruddick Corp.	6,013	151,287
Spartan Stores, Inc.	3,159	39,203
The Great Atlantic & Pacific Tea Company,
Inc. *	5,127	20,303
United Natural Foods, Inc. *	6,137	139,494
Village Super Market, Inc.	921	26,663
Weis Markets, Inc.	1,559	54,456
Winn-Dixie Stores, Inc. *	7,760	118,418

		633,813
Retail Trade - 2.01%
99 Cents Only Stores *	6,689	62,676
Aaron, Inc., Class B	6,474	210,858
Aeropostale, Inc. *	9,565	331,140
Big 5 Sporting Goods Corp.	3,177	34,470
Borders Group, Inc. *	8,735	23,323
Cache, Inc. *	1,749	7,101
Casey's General Stores, Inc.	7,238	182,615
Casual Male Retail Group, Inc. *	5,547	9,707
Cato Corp., Class A	3,956	76,113
Charlotte Russe Holding, Inc. *	3,000	30,450
Charming Shoppes, Inc. *	16,241	61,066
Children's Place Retail Stores, Inc. *	3,336	119,796
CSS Industries, Inc.	1,103	20,075
First Cash Financial Services, Inc. *	2,868	43,336
Fossil, Inc. *	6,526	146,052
Gaiam, Inc., Class A *	2,699	14,953
Haverty Furniture Companies, Inc.	2,585	27,194
hhgregg, Inc. *	1,777	29,409
Hibbett Sports, Inc. *	4,071	73,400
Hot Topic, Inc. *	6,217	44,825
Lumber Liquidators, Inc. * (a)	1,328	20,119
New York & Company, Inc. *	3,564	12,830
Pacific Sunwear of California, Inc. *	9,474	40,644
Pier 1 Imports, Inc. *	12,886	25,772
Rent-A-Center, Inc. *	9,559	186,687
School Specialty, Inc. *	2,717	51,677
Sonic Automotive, Inc.	3,766	35,815
The Buckle, Inc.	3,298	118,002
The Wet Seal, Inc., Class A *	13,886	43,741
Tractor Supply Company *	4,759	182,650
Tuesday Morning Corp. *	4,421	15,518
Zale Corp. *	4,659	18,170
Zumiez, Inc. * (a)	2,843	25,360

		2,325,544
Sanitary Services - 0.42%
Casella Waste Systems, Inc., Class A *	3,503	8,758
Darling International, Inc. *	11,718	88,705
Flanders Corp. *	2,509	13,549
Insituform Technologies, Inc., Class A *	5,329	77,750
PMFG, Inc. *	1,988	11,928
Waste Connections, Inc. *	11,361	288,569

		489,259

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors - 2.97%
Actel Corp. *	3,648	$41,149
Advanced Analogic Technologies, Inc. *	6,249	29,558
Advanced Energy Industries, Inc. *	4,719	44,595
American Superconductor Corp. * (a)	6,029	168,089
Amkor Technology, Inc. *	15,645	71,028
Applied Micro Circuits Corp. *	9,295	72,687
ATMI, Inc. *	4,611	74,837
AuthenTec, Inc. *	4,171	7,299
Brooks Automation, Inc. *	9,140	35,737
Cabot Microelectronics Corp. *	3,346	93,521
Cavium Networks, Inc. *	4,343	62,713
Ceva, Inc. *	2,973	22,625
Cirrus Logic, Inc. *	9,353	36,383
Cymer, Inc. *	4,323	120,007
Diodes, Inc. *	4,144	63,693
DSP Group, Inc. *	3,400	24,650
Emcore Corp. * (a)	10,782	14,124
Emulex Corp. *	12,071	132,660
Entegris, Inc. *	16,542	47,641
Exar Corp. *	5,431	35,084
FormFactor, Inc. *	6,983	126,741
Hittite Microwave Corp. *	2,777	99,639
IXYS Corp. *	3,470	32,861
Kopin Corp. *	9,995	39,380
Kulicke & Soffa Industries, Inc. *	8,769	40,425
Lattice Semiconductor Corp. *	16,842	33,347
LTX-Credence Corp. *	20,856	11,679
Mattson Technology, Inc. *	8,116	10,551
Micrel, Inc.	6,558	48,201
Microsemi Corp. *	11,831	159,245
Microtune, Inc. *	8,109	18,651
MIPS Technologies, Inc., Class A *	6,429	25,009
MKS Instruments, Inc. *	7,129	96,313
Monolithic Power Systems, Inc. *	3,730	77,248
Netlogic Microsystems, Inc. *	2,433	79,608
OmniVision Technologies, Inc. *	7,322	83,398
Pericom Semiconductor Corp. *	3,225	30,476
Photronics, Inc. *	6,152	19,440
PLX Technology, Inc. *	5,043	16,239
PMC-Sierra, Inc. *	31,275	237,377
Power Integrations, Inc.	3,940	86,916
Rubicon Technology, Inc. *	1,936	17,792
Rudolph Technologies, Inc. *	4,498	19,926
Semitool, Inc. *	3,411	16,714
Semtech Corp. *	8,799	141,576
Silicon Image, Inc. *	10,682	25,316
Skyworks Solutions, Inc. *	23,306	222,106
Techwell, Inc. *	2,433	15,669
Tessera Technologies, Inc. *	6,928	163,016
Triquint Semiconductor, Inc. *	20,555	91,470
Ultra Clean Holdings, Inc. *	3,273	9,590
Ultratech, Inc. *	3,356	42,151
Veeco Instruments, Inc. *	4,624	48,691
Volterra Semiconductor Corp. *	3,268	44,641

		3,429,482

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 3.70%
ACI Worldwide, Inc. *	4,945	$73,730
Actuate Corp. *	6,507	31,494
Advent Software, Inc. * (a)	2,257	69,267
Allscripts Healthcare Solution, Inc. *	20,824	268,838
American Reprographics Company *	5,260	45,815
American Software, Inc., Class A	3,371	16,821
ArcSight, Inc. *	1,017	16,384
AsiaInfo Holdings, Inc. *	4,963	104,024
Avid Technology, Inc. *	4,359	62,072
Blackbaud, Inc.	6,425	89,115
Blackboard, Inc. *	4,423	127,471
Bottomline Technologies, Inc. *	3,219	31,224
Callidus Software, Inc. *	4,821	13,643
China Information Security Technology, Inc. *	3,435	9,515
CIBER, Inc. *	8,850	28,408
Commvault Systems, Inc. *	6,139	75,817
Concur Technologies, Inc. *	6,167	181,926
Deltek, Inc. *	2,288	9,266
DemandTec, Inc. *	2,991	27,667
DivX, Inc. *	4,014	21,274
Double-Take Software, Inc. *	2,534	23,338
Ebix, Inc. *	930	29,453
Eclipsys Corp. *	7,808	115,168
Epicor Software Corp. *	8,554	43,968
EPIQ Systems, Inc. *	5,071	77,231
FARO Technologies, Inc. *	2,417	37,294
i2 Technologies, Inc. *	2,276	27,949
Igate Corp.	3,436	18,348
Innerworkings, Inc. *	4,300	20,038
Interactive Intelligence, Inc. *	1,916	24,946
JDA Software Group, Inc. *	3,696	55,070
Lawson Software, Inc. *	16,951	89,162
Magma Design Automation, Inc. *	7,466	11,050
Manhattan Associates, Inc. *	3,332	58,610
ManTech International Corp. *	2,937	112,634
MedAssets, Inc. *	2,606	41,201
MicroStrategy, Inc., Class A *	1,304	61,027
Monotype Imaging Holdings, Inc. *	2,441	13,792
MSC Software Corp. *	6,524	47,169
NetSuite, Inc. *	1,096	12,670
Omnicell, Inc. *	4,470	41,079
Omniture, Inc. * (a)	9,451	111,711
OpenTV Corp., Class A *	12,750	22,312
Opnet Technologies, Inc. *	1,962	19,934
Pegasystems, Inc.	2,057	54,593
Progress Software Corp. *	5,959	133,601
PROS Holdings, Inc. *	2,019	16,091
Quality Systems, Inc. (a)	2,489	124,276
Quest Software, Inc. *	9,380	121,190
Riverbed Technology, Inc. *	8,011	160,941
Smith Micro Software, Inc. *	4,358	42,534
Solera Holdings, Inc. *	7,904	181,002
SPSS, Inc. *	2,564	85,561
Sybase, Inc. *	11,301	367,622
Synchronoss Technologies, Inc. *	2,961	35,947
Take-Two Interactive Software, Inc. *	11,054	95,728

The accompanying notes are an integral part of the financial statements.
201

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Taleo Corp. *	3,743	$58,016
THQ, Inc. *	9,651	62,056
Tradestation Group, Inc. *	4,618	37,868
Ultimate Software Group, Inc. * (a)	3,542	71,938
Unica Corp. *	2,180	9,745
VeriFone Holdings, Inc. *	9,777	74,598
Websense, Inc. *	6,467	117,376

		4,269,608
Steel - 0.19%
China Precision Steel, Inc. *	3,048	6,492
General Steel Holdings, Inc. * (a)	1,572	8,331
Northwest Pipe Company * (a)	1,308	50,986
Olympic Steel, Inc.	1,310	24,183
Worthington Industries, Inc.	9,184	128,484

		218,476
Telecommunications Equipment &
Services - 3.17%
ADTRAN, Inc.	8,000	166,240
Airvana, Inc. *	3,479	20,457
Alaska Communications Systems Group, Inc. (a)	6,421	43,470
Applied Signal Technology, Inc.	1,789	37,444
Arris Group, Inc. *	17,513	212,258
Aruba Networks, Inc. *	7,503	48,845
Atheros Communications, Inc. *	8,471	141,974
Cbeyond Communications, Inc. *	3,453	59,357
Centennial Communications Corp., Class A *	9,691	81,501
Comtech Telecommunications Corp. *	4,012	116,910
Consolidated Communications Holdings, Inc.	3,456	35,597
CPI International, Inc. *	1,389	15,182
FiberTower Corp. *	19,236	14,427
Finisar Corp. *	56,776	36,904
General Communication, Inc., Class A *	6,589	43,553
GeoEye, Inc. *	2,589	55,560
Global Crossing, Ltd. *	3,837	32,154
Globalstar, Inc. *	7,715	7,175
Globecomm Systems, Inc. *	2,972	19,229
Harmonic, Inc. *	13,460	77,799
Harris Stratex Networks, Inc., Class A *	8,489	40,493
Hughes Communications, Inc. *	1,060	23,235
ICO Global Communications Holdings, Ltd. *	16,542	10,752
Infinera Corp. *	13,312	113,951
InterDigital, Inc. *	6,479	165,992
Iowa Telecommunications Services, Inc.	4,679	55,399
J2 Global Communications, Inc. *	6,347	141,538
Loral Space & Communications, Inc. *	1,678	51,750
Mastec, Inc. *	6,924	89,666
MRV Communications, Inc. *	25,134	13,824
Neutral Tandem, Inc. *	2,379	68,991
NTELOS Holdings Corp.	4,338	77,520
Oclaro, Inc. *	26,813	16,624
Oplink Communications, Inc. *	2,993	34,419
OpNext, Inc. *	4,289	10,680
Orbcomm, Inc. *	4,850	7,469
PAETEC Holding Corp. *	17,863	54,661
Plantronics, Inc.	7,015	125,148

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Polycom, Inc. *	12,497	$216,323
Powerwave Technologies, Inc. *	19,238	25,971
Premiere Global Services, Inc. *	8,860	106,054
RCN Corp. *	5,551	30,531
SAVVIS, Inc. *	5,399	63,546
Shenandoah Telecommunications Company	3,398	65,615
ShoreTel, Inc. *	6,249	38,181
Sonus Networks, Inc. *	29,318	65,965
Starent Networks Corp. * (a)	4,231	89,401
Symmetricom, Inc. *	6,658	34,222
Tekelec, Inc. *	9,310	152,032
TW Telecom, Inc. *	21,144	250,768
UTStarcom, Inc. *	16,104	33,335
Viasat, Inc. *	3,615	90,664
Virgin Mobile USA, Inc. *	5,379	25,873

		3,656,629
Telephone - 0.12%
Atlantic Tele-Network, Inc.	1,405	31,992
Cincinnati Bell, Inc. *	33,261	92,798
Fairpoint Communications, Inc.	14,417	14,561

		139,351
Tires & Rubber - 0.11%
Cooper Tire & Rubber Company	8,441	89,475
Myers Industries, Inc.	4,065	41,056

		130,531
Tobacco - 0.27%
Alliance One International, Inc. *	12,811	60,981
Schweitzer Mauduit International, Inc.	2,264	50,872
Universal Corp.	3,642	134,863
Vector Group, Ltd.	4,711	69,016

		315,732
Toys, Amusements & Sporting Goods - 0.25%
Jakks Pacific, Inc. *	3,990	50,872
Marvel Entertainment, Inc. *	6,998	232,194
Russ Berrie & Company, Inc. *	3,083	9,742

		292,808
Transportation - 0.87%
Aircastle, Ltd.	6,691	44,763
Atlas Air Worldwide Holdings, Inc. *	1,914	49,534
Bristow Group, Inc. *	3,471	109,788
DHT Maritime, Inc.	7,074	40,817
Dynamex, Inc. *	1,299	20,160
Eagle Bulk Shipping, Inc. (a)	6,730	52,359
Genco Shipping & Trading, Ltd.	3,479	90,976
Golar LNG, Ltd.	5,149	39,802
Horizon Lines, Inc.	4,349	23,137
International Shipholding Corp.	841	18,620
Knightsbridge Tankers, Ltd.	2,490	37,275
Marten Transport, Ltd. *	2,190	46,713
Nordic American Tanker Shipping, Ltd. (a)	5,383	180,546
Pacer International, Inc.	5,536	14,394
Patriot Transportation Holding, Inc. *	244	21,108
PHI, Inc. *	2,037	32,164

The accompanying notes are an integral part of the financial statements.
202

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation (continued)
Saia, Inc. *	1,962	$26,978
Ship Finance International, Ltd.	6,081	75,283
TBS International, Ltd. * (a)	1,624	15,866
Teekay Tankers, Ltd.	1,962	24,191
Textainer Group Holdings, Ltd.	1,368	14,214
Ultrapetrol Bahamas, Ltd. *	3,625	17,472
Universal Truckload Services, Inc. *	896	12,177

		1,008,337
Transport-Marine - 0.08%
American Commercial Lines, Inc. *	1,315	23,262
General Maritime Corp.	6,958	66,658

		89,920
Travel Services - 0.03%
Ambassadors Group, Inc.	2,779	34,265
Trucking & Freight - 0.71%
Arkansas Best Corp.	3,245	91,217
Celadon Group, Inc. *	3,210	24,364
Forward Air Corp.	4,163	88,755
Heartland Express, Inc.	7,511	117,923
Hub Group, Inc., Class A *	5,292	104,570
Knight Transportation, Inc.	8,138	144,368
Old Dominion Freight Lines, Inc. *	3,951	116,357
Wabash National Corp.	5,133	6,416
Werner Enterprises, Inc.	6,058	108,983
YRC Worldwide, Inc. * (a)	8,295	21,401

		824,354
Utility Service - 0.24%
Cal Dive International, Inc. * (a)	6,317	63,738
California Water Service Group	2,788	97,078
Consolidated Water Company, Ltd.	2,138	33,374
ENGlobal Corp. *	3,965	21,689
SJW Corp.	1,912	38,718
Southwest Water Company	3,699	19,420

		274,017
Water Treatment Systems - 0.01%
Energy Recovery, Inc. *	2,186	17,444

TOTAL COMMON STOCKS (Cost $103,936,482)		$107,774,146

PREFERRED STOCKS - 0.02%
Healthcare Products - 0.02%
Inverness Medical Innovations, Inc.,
Series B, 3.00%	134	28,502

TOTAL PREFERRED STOCKS (Cost $32,568)		$28,502

RIGHTS - 0.01%
Furniture & Fixtures - 0.01%
Sealy Corp. (Expiration Date: 07/02/2009,
Strike Price: USD 2.11)	7,139	15,063
Oil & Gas Drilling - 0.00%
Precision Drilling Trust (Expiration Date:
06/03/2009, Strike Price: USD .400)	329	132

TOTAL RIGHTS (Cost $18,991)		$15,195

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 6.73%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$777,131	$7,771,311

TOTAL SHORT TERM INVESTMENTS
(Cost $7,771,311)		$7,771,311

REPURCHASE AGREEMENTS - 4.53%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$5,232,031 on 06/01/2009,
collateralized by $5,385,000
Federal National Mortgage
Association, 6.00% due
04/18/2036 (valued at $5,340,843,
including interest)	$5,232,000	$5,232,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,232,000)		$5,232,000

Total Investments (Small Cap Index Fund)
(Cost $116,991,352) - 104.58%		$120,821,154
Other assets and liabilities, net - (4.58)%		(5,292,674)

TOTAL NET ASSETS - 100.00%		$115,528,480

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.27%
Advertising - 0.19%
inVentiv Health, Inc. *	5,173	$65,180
Marchex, Inc., Class B	3,900	12,987
ValueClick, Inc. *	9,558	105,616

		183,783
Aerospace - 1.86%
AAR Corp. *	34,389	505,518
Aerovironment, Inc. *	13,434	375,077
BE Aerospace, Inc. *	16,900	251,472
CPI Aerostructures, Inc. *	42	298
Curtiss-Wright Corp.	13,522	395,924
Ducommun, Inc.	2,456	46,689
Esterline Technologies Corp. *	5,502	150,425
Limco-Piedmont, Inc. *	100	292
LMI Aerospace, Inc. *	716	6,745
SIFCO Industries, Inc. *	400	3,800
Triumph Group, Inc.	2,400	94,584

		1,830,824
Agriculture - 0.08%
Andersons, Inc.	2,861	71,811
Fresh Del Monte Produce, Inc. *	500	8,870
Maui Land & Pineapple, Inc. *	100	870

		81,551
Air Travel - 0.64%
Airtran Holdings, Inc. *	12,200	61,854
Alaska Air Group, Inc. *	1,100	17,127
Allegiant Travel Company * (a)	11,126	448,823

The accompanying notes are an integral part of the financial statements.
203

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Travel (continued)
Republic Airways Holdings, Inc. *	387	$2,268
SkyWest, Inc.	10,189	104,437

		634,509
Aluminum - 0.05%
Century Aluminum Company *	8,300	49,883
Apparel & Textiles - 2.32%
Brown Shoe, Inc.	5,562	45,163
Carter's, Inc. *	22,346	528,483
Culp, Inc. *	200	764
dELiA*s, Inc. *	400	968
Delta Apparel, Inc. *	200	1,540
G-III Apparel Group, Ltd. *	1,378	9,219
Heelys, Inc. *	1,265	2,328
Iconix Brand Group, Inc. *	10,333	167,291
Interface, Inc., Class A	7,749	49,129
K-Swiss, Inc., Class A	5,117	44,774
Lakeland Industries, Inc. *	700	5,740
Liz Claiborne, Inc.	1,000	4,500
Mohawk Industries, Inc. *	2,900	110,983
Movado Group, Inc.	2,000	15,160
Phillips-Van Heusen Corp.	24,962	735,630
RG Barry Corp. *	1,361	8,112
Rocky Brands, Inc. *	395	1,481
Skechers U.S.A., Inc., Class A *	6,609	62,785
Timberland Company, Class A *	2,796	40,206
Unifi, Inc. *	6,029	9,345
Unifirst Corp.	1,724	58,875
Volcom, Inc. *	28,291	386,738

		2,289,214
Auto Parts - 0.57%
ArvinMeritor, Inc.	9,590	24,455
Exide Technologies *	6,179	37,816
Federal Signal Corp.	3,580	30,716
Miller Industries, Inc. *	2,284	17,518
Superior Industries International, Inc.	3,050	36,844
Tenneco, Inc. *	4,784	29,278
The Pep Boys - Manny, Moe & Jack	2,900	20,445
Titan International, Inc. (a)	29,407	265,839
TRW Automotive Holdings Corp. *	11,192	99,833

		562,744
Auto Services - 0.60%
AutoNation, Inc. *	25,000	397,000
Hertz Global Holdings, Inc. *	26,841	183,861
Lithia Motors, Inc., Class A	1,948	10,733

		591,594
Automobiles - 0.57%
Americas Car Mart, Inc. *	1,901	31,081
Group 1 Automotive, Inc.	4,600	98,486
Penske Auto Group, Inc.	15,600	190,944
Rush Enterprises, Inc., Class B *	24,933	240,853

		561,364
Banking - 6.94%
1st Source Corp.	744	13,318
Abington Bancorp, Inc.	4,601	37,314

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
AMCORE Financial, Inc.	3,500	$3,745
Ameris Bancorp	1,940	12,164
Anchor BanCorp Wisconsin, Inc.	2,285	2,948
Associated Banc Corp.	7,990	115,615
Atlantic Coast Federal Corp.	901	2,253
B of I Holding, Inc. *	100	640
BancFirst Corp.	9,657	372,567
Bancorp, Inc. *	2,338	14,425
BancTrust Financial Group, Inc.	2,912	12,143
Bank Granite Corp.	857	3,000
Bank Mutual Corp.	2,812	25,505
Bank of Florida Corp. *	2,087	7,305
Bank of the Ozarks, Inc.	23,041	582,707
BankAtlantic Bancorp, Inc.	1,165	4,369
BankFinancial Corp.	3,921	35,132
Banner Corp.	2,606	16,027
Berkshire Hill Bancorp, Inc.	2,325	49,755
Boston Private Financial Holdings, Inc.	7,834	39,013
Cadence Financial Corp.	768	2,312
Capitol Bancorp, Ltd.	1,108	4,421
Cardinal Financial Corp.	1,774	14,387
Cascade Financial Corp.	800	2,784
Cathay General Bancorp	5,610	58,120
Center Bancorp, Inc.	100	829
Center Financial Corp.	2,517	7,903
Central Jersey Bancorp *	710	4,083
Central Pacific Financial Corp.	5,755	34,415
Citizens First Bancorp, Inc. *	85	71
Citizens Republic Banking Corp., Inc. *	9,052	10,319
City National Corp.	400	14,628
CoBiz, Inc.	3,084	20,046
Columbia Banking System, Inc.	5,613	61,013
Commerce Bancshares, Inc.	13,712	431,517
Community Trust Bancorp, Inc.	16,910	465,532
Crescent Financial Corp. *	510	2,234
East West Bancorp, Inc.	6,842	55,215
Encore Bancshares, Inc. *	700	4,704
Enterprise Financial Services Corp.	1,783	14,050
ESSA Bancorp, Inc.	162	2,260
F.N.B. Corp.	10,120	67,602
Fidelity Southern Corp.	732	2,306
First BanCorp (PR)	8,900	43,521
First Bancorp	1,415	19,513
First Busey Corp.	4,715	36,541
First Defiance Financial Corp.	1,060	14,999
First Financial Bankshares, Inc. (a)	8,603	420,084
First Financial Holdings, Inc.	600	5,358
First Horizon National Corp.	17,545	212,996
First Merchants Corp.	900	8,901
First Midwest Bancorp, Inc.	7,100	61,770
First Regional Bancorp *	900	1,575
First Security Group, Inc.	1,566	6,906
FirstMerit Corp.	21,709	377,947
Flushing Financial Corp.	3,433	34,193
FNB United Corp.	1,184	3,185
Frontier Financial Corp.	2,370	3,531

The accompanying notes are an integral part of the financial statements.
204

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Great Southern Bancorp, Inc.	62	$1,358
Greene County Bancshares, Inc.	1,600	9,008
Hampton Roads Bankshares, Inc.	1,451	11,318
Heartland Financial USA, Inc.	185	2,797
Heritage Commerce Corp.	1,454	8,826
Home Federal Bancorp, Inc.	4,432	41,927
Horizon Financial Corp.	538	915
Huntington Bancshares, Inc.	1,700	6,664
IBERIABANK Corp.	1,900	82,688
Independent Bank Corp. (MI)	1,032	1,682
Independent Bank Corp.	3,864	78,516
International Bancshares Corp.	8,700	97,614
Intervest Bancshares Corp. *	150	659
K-Fed Bancorp	79	777
Lakeland Bancorp, Inc.	2,316	24,526
Legacy Bancorp, Inc.	2,189	23,488
Louisiana Bancorp, Inc. *	100	1,425
M&T Bank Corp.	868	43,660
Macatawa Bank Corp.	400	1,424
MainSource Financial Group, Inc.	3,164	25,217
MB Financial, Inc.	3,353	34,234
MBT Financial Corp.	1,037	2,333
Mercantile Bank Corp.	431	1,642
Nara Bancorp, Inc.	3,478	15,442
National Penn Bancshares, Inc.	11,500	69,690
New England Bancshares, Inc.	100	600
NewBridge Bancorp *	500	1,120
North Valley Bancorp	215	1,002
Old Second Bancorp, Inc.	1,654	10,602
Pacific Capital Bancorp	5,073	25,416
Pacific Mercantile Bancorp *	2,200	8,800
Peoples Bancorp, Inc.	2,319	41,116
Pinnacle Financial Partners, Inc. *	4,546	65,917
Preferred Bank/Los Angeles	642	2,889
Provident Financial Holdings, Inc.	400	2,552
Renasant Corp.	3,789	51,909
Rome Bancorp, Inc.	600	5,820
Sandy Spring Bancorp, Inc.	4,220	57,603
Seacoast Banking Corp. of Florida	3,000	7,710
South Financial Group, Inc.	8,407	15,973
Southern Community Financial Corp.	3,500	11,200
Southwest Bancorp, Inc.	2,689	24,873
State Bancorp, Inc.	240	1,831
StellarOne Corp.	4,258	52,459
Sterling Bancshares, Inc.	5,724	36,290
Sterling Financial Corp.	4,224	17,530
Sun Bancorp, Inc., New Jersey *	739	4,966
Superior Bancorp *	117	391
Susquehanna Bancshares, Inc.	13,048	93,163
SVB Financial Group *	4,800	129,360
Texas Capital Bancshares, Inc. *	38,741	594,674
TIB Financial Corp. *	2,459	7,352
Tierone Corp.	921	2,072
Umpqua Holdings Corp.	11,278	95,863
United Community Banks, Inc.	302	2,341
United Financial Bancorp, Inc.	677	8,449

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
United Western Bancorp, Inc.	828	$8,371
Virginia Commerce Bancorp, Inc. *	5,539	13,681
Washington Banking Company	2,100	18,375
Washington Federal, Inc.	8,700	114,144
Webster Financial Corp.	4,659	34,756
WesBanco, Inc.	1,021	16,775
West Coast Bancorp	200	552
Western Alliance Bancorp *	4,832	33,437
Westfield Financial, Inc.	1,715	15,778
Whitney Holding Corp.	35,496	440,150
Wilshire Bancorp, Inc.	939	4,526
Wintrust Financial Corp.	3,069	55,242
Yadkin Valley Financial Corp.	1,614	10,410
Zions Bancorp	16,900	231,192

		6,848,778
Biotechnology - 0.46%
ARCA Biopharma, Inc. *	100	929
Bio-Rad Laboratories, Inc., Class A *	3,287	244,685
Harvard Bioscience, Inc. *	3,712	12,695
Intermune, Inc. *	16,471	194,687

		452,996
Broadcasting - 0.69%
Fisher Communications, Inc. *	1,611	19,831
Journal Communications, Inc.	2,480	3,745
Liberty Media Corp. - Capital, Series A *	9,389	130,413
Sinclair Broadcast Group, Inc., Class A	4,066	7,156
World Wrestling Entertainment, Inc., Class A	41,820	521,914

		683,059
Building Materials & Construction - 1.37%
Apogee Enterprises, Inc.	3,181	39,190
Beacon Roofing Supply, Inc. *	24,010	348,145
BlueLinx Holdings, Inc. *	527	1,671
Dycom Industries, Inc. *	3,796	44,375
Griffon Corp. *	10,821	104,855
Interline Brands, Inc. *	5,263	70,261
LSI Industries, Inc.	1,192	5,805
MYR Group, Inc. *	26,599	508,041
NCI Building Systems, Inc. *	3,037	13,666
Owens Corning, Inc. *	9,932	138,353
Texas Industries, Inc.	2,400	81,672

		1,356,034
Business Services - 3.43%
ABM Industries, Inc.	34,492	558,081
Acxiom Corp.	7,534	80,538
AMERCO, Inc. *	3,360	123,816
Ariba, Inc. *	80,856	765,706
Barrett Business Services, Inc.	100	1,022
CDI Corp.	4,820	54,129
Compass Diversified Trust	3,627	31,918
Compucredit Corp. *	12,208	36,502
Convergys Corp. *	15,251	141,072
Core-Mark Holding Company, Inc. *	2,800	73,108
CRA International, Inc. *	2,139	56,363

The accompanying notes are an integral part of the financial statements.
205

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Diamond Management & Technology
Consultants, Inc.	4,100	$15,375
Electro Rent Corp.	1,632	15,749
Ennis Business Forms, Inc.	6,895	74,466
Euronet Worldwide, Inc. *	27,689	441,916
Harte-Hanks, Inc.	11,657	98,268
Heidrick & Struggles International, Inc.	1,007	18,478
ICT Group, Inc. *	4,398	38,834
infoGROUP, Inc. *	2,670	14,952
Kelly Services, Inc., Class A	4,014	42,789
Kenexa Corp. *	1,977	19,118
Kforce, Inc. *	2,293	21,348
Korn/Ferry International *	3,249	36,031
LECG Corp. *	3,950	11,534
Macrovision Solutions Corp. *	10,145	228,973
On Assignment, Inc. *	5,371	19,174
OraSure Technologies, Inc. *	2,323	8,456
Parexel International Corp. *	110	1,133
PC Mall, Inc. *	2,632	21,345
PHH Corp. *	8,361	128,759
Resource America, Inc.	500	2,645
ScanSource, Inc. *	1,044	25,829
Schawk, Inc., Class A	1,975	13,825
SonicWALL, Inc. *	7,879	40,262
SRA International, Inc., Class A *	2,312	41,015
StarTek, Inc. *	3,437	18,663
The Hackett Group, Inc. *	1,472	3,459
Versar, Inc. *	353	1,596
Viad Corp.	2,317	34,037
Volt Information Sciences, Inc. *	3,468	23,097

		3,383,381
Cable & Television - 0.00%
Outdoor Channel Holdings, Inc. *	671	4,697
Casino Hotels - 0.00%
Gaming Partners International Corp. *	300	1,860
Cellular Communications - 0.19%
Brightpoint, Inc. *	3,867	22,892
Novatel Wireless, Inc. *	5,100	59,568
Syniverse Holdings, Inc. *	6,967	104,157
Tessco Technologies, Inc. *	379	3,949

		190,566
Chemicals - 1.84%
Aceto Corp.	1,200	7,308
American Pacific Corp. *	624	3,919
Cabot Corp.	7,889	125,987
Cambrex Corp. *	3,548	12,773
Cytec Industries, Inc.	7,800	167,544
FMC Corp.	9,666	525,347
ICO, Inc. *	3,571	10,284
KMG Chemicals, Inc. *	2,300	16,100
LSB Industries, Inc. *	1,527	25,577
Minerals Technologies, Inc.	2,100	82,152
OM Group, Inc. *	5,754	152,481
Penford Corp.	1,910	11,651
Quaker Chemical Corp.	975	13,445

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Rockwood Holdings, Inc. *	9,739	$145,306
Spartech Corp.	1,700	7,191
Westlake Chemical Corp.	7,575	154,909
Zep, Inc.	24,374	296,632
Zoltek Companies, Inc. *	5,800	57,420

		1,816,026
Commercial Services - 1.20%
Cenveo, Inc. *	7,464	36,798
Collectors Universe, Inc.	1,297	5,850
Great Lakes Dredge & Dock Company	12,600	65,646
Live Nation, Inc. *	9,824	56,193
Perceptron, Inc. *	246	804
Perficient, Inc. *	1,626	10,341
Team, Inc. *	24,673	349,123
United Rentals, Inc. *	10,100	47,975
Waste Services, Inc. *	9,400	54,614
Wright Express Corp. *	22,292	554,402

		1,181,746
Computer Services - 0.03%
Acorn Energy, Inc. *	800	2,104
Dynamics Research Corp. *	1,800	17,118
INX, Inc. *	314	1,413
TechTeam Global, Inc. *	1,203	7,194

		27,829
Computers & Business Equipment - 3.11%
3Com Corp. *	26,693	115,314
Avocent Corp. *	7,967	111,538
Benchmark Electronics, Inc. *	12,967	158,197
Blue Coat Systems, Inc. *	767	10,868
CACI International, Inc., Class A *	15,530	595,886
Cray, Inc. *	1,700	7,327
Datalink Corp. *	1,469	6,126
Digi International, Inc. *	2,751	23,824
Electronics for Imaging, Inc. *	8,831	89,811
Gerber Scientific, Inc. *	3,231	10,436
Hurco Companies, Inc. *	200	2,872
Immersion Corp. *	4,187	18,632
Ingram Micro, Inc., Class A *	21,411	353,710
Internap Network Services Corp. *	16,540	46,477
Interphase Corp. *	400	2,232
L-1 Identity Solutions, Inc. *	10,594	91,850
NETGEAR, Inc. *	847	11,884
PAR Technology Corp. *	1,700	10,710
Parametric Technology Corp. *	34,566	400,274
Phoenix Technology, Ltd. *	3,077	8,585
Plexus Corp. *	3,370	61,536
RadiSys Corp. *	1,416	12,263
Sigma Designs, Inc. *	3,900	60,294
Standard Microsystems Corp. *	1,599	29,486
Synaptics, Inc. * (a)	17,955	630,580
Tech Data Corp. *	5,999	192,088
Virage Logic Corp. *	1,237	5,195

		3,067,995

The accompanying notes are an integral part of the financial statements.
206

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Mining Equipment - 0.30%
Gulf Islands Fabrication, Inc.	1,369	$21,767
Kaman Corp., Class A	2,408	38,167
Layne Christensen Company *	3,484	74,488
Rowan Companies, Inc.	8,000	163,680

		298,102
Construction Materials - 0.38%
Ameron International Corp.	1,300	72,085
Columbus McKinnon Corp. *	2,831	39,322
Standex International Corp.	1,850	18,833
Universal Forest Products, Inc.	2,234	68,048
USG Corp. *	15,000	180,000

		378,288
Containers & Glass - 0.16%
Bway Holding Company *	2,549	37,037
Mobile Mini, Inc. *	6,498	81,940
TAL International Group, Inc.	4,002	39,740

		158,717
Correctional Facilities - 0.01%
Cornell Corrections, Inc. *	761	12,922
Cosmetics & Toiletries - 0.58%
Alberto-Culver Company	18,752	435,796
CCA Industries, Inc.	100	305
Elizabeth Arden, Inc. *	4,000	28,200
Helen of Troy, Ltd. *	5,400	104,274
Parlux Fragrances, Inc. *	900	1,818

		570,393
Crude Petroleum & Natural Gas - 1.67%
Arena Resources, Inc. *	14,511	519,784
Bill Barrett Corp. *	2,756	93,787
Cimarex Energy Company	10,728	349,947
Geokinetics, Inc. *	768	10,153
Georesources, Inc. *	659	5,575
Gulfport Energy Corp. *	2,996	18,635
Patterson-UTI Energy, Inc.	7,900	113,286
Penn Virginia Corp.	16,612	317,622
Petroquest Energy, Inc. *	7,291	40,392
Toreador Resources Corp. *	408	1,579
Western Refining, Inc. *	12,756	181,773

		1,652,533
Domestic Oil - 0.86%
Atlas America, Inc.	4,264	78,543
Comstock Resources, Inc. *	10,727	427,256
Encore Aquisition Company *	900	31,941
Mariner Energy, Inc. *	500	7,230
Natural Gas Services Group, Inc. *	3,096	46,007
Oil States International, Inc. *	8,316	217,297
Union Drilling, Inc. *	3,895	38,132

		846,406
Drugs & Health Care - 1.63%
Invacare Corp. (a)	24,802	421,138
Mannatech, Inc.	838	2,573
Molina Healthcare, Inc. *	1,816	43,475
Nutraceutical International Corp. *	2,556	24,231

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Osteotech, Inc. *	3,500	$14,665
Quidel Corp. *	41,581	529,326
Res-Care, Inc. *	606	8,575
Vivus, Inc. *	108,335	560,092

		1,604,075
Electrical Equipment - 1.78%
Anixter International, Inc. *	12,735	522,390
Baldor Electric Company	7,800	180,882
C & D Technologies, Inc. *	2,160	3,866
Cohu, Inc.	2,443	22,598
Coleman Cable, Inc. *	300	903
Encore Wire Corp.	3,400	72,182
General Cable Corp. *	12,258	468,746
GrafTech International, Ltd. *	30,385	309,015
Littelfuse, Inc. *	664	11,646
Magnetek, Inc. *	133	173
Methode Electronics, Inc.	4,959	28,961
Wesco International, Inc. *	4,994	133,490

		1,754,852
Electrical Utilities - 0.91%
Avista Corp.	18,767	297,269
EnerNOC, Inc. *	11,008	262,211
Mirant Corp. *	13,400	209,174
Pike Electric Corp. *	4,144	45,335
RRI Energy, Inc. *	16,200	88,776

		902,765
Electronics - 2.24%
Anadigics, Inc. *	14,100	55,272
Arrow Electronics, Inc. *	13,883	335,830
AVX Corp.	5,685	52,757
Ballantyne of Omaha, Inc. *	200	394
Bel Fuse, Inc., Class B	2,362	31,887
Belden, Inc.	20,396	373,655
California Micro Devices Corp. *	2,043	4,964
Checkpoint Systems, Inc. *	7,338	103,025
Cynosure, Inc. *	1,700	11,458
DDi Corp. *	2,965	11,860
Enersys *	8,100	131,220
Harman International Industries, Inc.	4,715	87,888
Imation Corp.	4,497	43,441
Integrated Electrical Services, Inc. *	427	4,210
IntriCon Corp. *	80	255
Jabil Circuit, Inc.	8,749	68,505
Keithley Instruments, Inc.	605	2,601
LoJack Corp. *	1,077	3,576
Measurement Specialties, Inc. *	1,381	7,595
Mercury Computer Systems, Inc. *	800	6,032
Multi-Fineline Electronix, Inc. *	1,877	35,945
NU Horizons Electronics Corp. *	1,000	3,720
OSI Systems, Inc. *	23,063	424,359
Rogers Corp. *	1,400	23,884
Spectrum Control, Inc. *	3,517	28,910
SRS Labs, Inc. *	224	1,391
Stoneridge, Inc. *	3,838	12,397
Sycamore Networks, Inc. *	50,735	152,205

The accompanying notes are an integral part of the financial statements.
207

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Technitrol, Inc.	2,635	$9,249
TTM Technologies, Inc. *	5,177	46,075
Vicon Industries, Inc. *	102	571
Vishay Intertechnology, Inc. *	21,032	116,307
Zoran Corp. *	1,712	18,969

		2,210,407
Energy - 0.51%
Alon USA Energy, Inc.	4,863	64,581
Energen Corp.	9,674	360,066
Evergreen Solar, Inc. *	21,098	39,242
Headwaters, Inc. *	6,604	26,218
Ocean Power Technologies, Inc. *	800	5,824
PowerSecure International, Inc. *	1,924	8,774

		504,705
Engineering/R&D Services - 0.19%
National Technical Systems, Inc. *	500	1,600
Tutor Perini Corp. *	9,100	187,915

		189,515
Financial Services - 3.64%
Advanta Corp., Class B	1,072	750
Affiliated Managers Group, Inc. *	6,902	387,271
AmeriCredit Corp. *	15,277	194,171
Asset Acceptance Capital Corp. *	1,117	9,606
Asta Funding, Inc.	1,622	7,704
Capital Southwest Corp.	497	35,585
CIT Group, Inc.	43,300	165,839
Cowen Group, Inc. *	3,660	18,556
Delphi Financial Group, Inc.	4,800	91,392
Dollar Financial Corp. *	557	5,609
Encore Capital Group, Inc. *	3,459	44,552
FCStone Group, Inc. *	2,478	10,110
Federal Agricultural Mortgage Corp., Class C	1,387	8,669
Financial Federal Corp.	2,740	67,925
First Financial Northwest, Inc.	5,614	49,347
Fulton Financial Corp.	14,960	86,918
GAMCO Investors, Inc., Class A	9,237	485,404
GATX Corp.	7,284	183,411
GFI Group, Inc.	7,507	45,117
Hampden Bancorp, Inc.	942	9,698
Harris & Harris Group, Inc. *	4,595	20,310
Investment Technology Group, Inc. *	5,191	107,973
Janus Capital Group, Inc.	19,699	199,748
JMP Group, Inc.	2,800	19,600
KBW, Inc. *	25,028	651,479
Legg Mason, Inc.	1,100	21,208
MarketAxess Holdings, Inc. *	467	4,927
Medallion Financial Corp.	1,250	9,238
MF Global, Ltd. *	14,500	88,160
MicroFinancial, Inc.	400	936
National Financial Partners Corp.	6,530	39,507
Nelnet, Inc., Class A *	4,314	36,496
NewStar Financial, Inc. *	3,579	10,773
Ocwen Financial Corp. *	6,390	79,747
Penson Worldwide, Inc. *	3,093	30,559
Student Loan Corp.	1,358	60,363

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Synovus Financial Corp.	51,541	$168,539
Taylor Capital Group, Inc. *	968	5,982
The First Marblehead Corp. *	4,700	8,272
Thomas Weisel Partners Group, Inc. *	2,909	14,603
Tree.com, Inc. *	1,000	10,280
World Acceptance Corp. *	4,617	92,479

		3,588,813
Food & Beverages - 1.47%
B&G Foods, Inc.	9,761	70,767
Chiquita Brands International, Inc. *	3,923	40,995
Del Monte Foods Company	12,377	101,244
Farmer Brothers Company	200	4,462
Flowers Foods, Inc.	16,806	355,783
Hain Celestial Group, Inc. *	6,739	115,709
Imperial Sugar Company	1,700	17,578
Morton's Restaurant Group, Inc. *	5,339	21,463
Smithfield Foods, Inc. *	19,535	242,820
Tasty Baking Company	200	1,190
TreeHouse Foods, Inc. * (a)	18,066	482,904

		1,454,915
Food-Meat Products - 0.01%
HQ Sustainable Maritime Industries, Inc. *	1,244	11,221
Funeral Services - 0.15%
Service Corp. International	27,375	146,456
Furniture & Fixtures - 0.11%
Ethan Allen Interiors, Inc.	4,200	51,492
Hooker Furniture Corp.	2,045	25,358
Kimball International, Inc., Class B	1,813	10,932
Stanley Furniture Company, Inc.	1,600	16,016

		103,798
Gas & Pipeline Utilities - 0.60%
Global Industries, Ltd. *	19,600	137,200
UGI Corp.	18,907	455,848

		593,048
Healthcare Products - 1.82%
Acme United Corp.	300	2,370
AngioDynamics, Inc. *	5,824	71,460
Aspect Medical Systems, Inc. *	723	3,882
Cardiac Science Corp. *	49,035	202,515
Cutera, Inc. *	2,620	20,384
Haemonetics Corp. *	9,524	506,963
Health Tronics, Inc. *	200	322
Home Diagnostics, Inc. *	812	4,904
Integramed America, Inc. *	400	2,928
Inverness Medical Innovations, Inc. *	7,254	235,973
LCA-Vision, Inc. *	4,730	29,373
LeMaitre Vascular, Inc. *	300	855
Medtox Scientific, Inc. *	623	5,538
Owens & Minor, Inc.	11,918	417,845
RTI Biologics, Inc. *	1,803	7,032
SonoSite, Inc. *	1,092	20,213
Spectranetics Corp. *	3,987	17,702
Symmetry Medical, Inc. *	3,526	27,115
The Cooper Companies, Inc.	7,100	188,221

The accompanying notes are an integral part of the financial statements.
208

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
TomoTherapy, Inc. *	12,200	$27,938
Young Innovations, Inc.	200	3,550

		1,797,083
Healthcare Services - 1.73%
Air Methods Corp. *	1,657	43,728
American Dental Partners, Inc. *	3,556	29,728
AMN Healthcare Services, Inc. *	6,015	43,308
Assisted Living Concepts, Inc. *	1,680	25,771
Bio-Imaging Technologies, Inc. *	1,600	6,400
Brookdale Senior Living, Inc.	7,591	87,980
Capital Senior Living Corp. *	1,174	5,201
Eastern Insurance Holdings, Inc.	1,600	15,200
Emeritus Corp. *	4,684	67,309
Enzo Biochem, Inc. *	1,536	6,482
Gentiva Health Services, Inc. *	25,834	411,536
Health Net, Inc. *	13,712	205,406
Healthways, Inc. *	5,668	67,846
Hill-Rom Holdings, Inc.	2,800	45,248
Nighthawk Radiology Holdings, Inc. *	6,414	25,399
NovaMed, Inc. *	2,737	10,510
Skilled Healthcare Group, Inc. *	58,769	553,016
Triple-S Management Corp. *	4,000	57,040

		1,707,108
Homebuilders - 0.51%
Cavco Industries, Inc. *	248	5,704
Centex Corp.	8,400	70,812
Lennar Corp., Class A	19,600	186,396
M/I Homes, Inc.	1,600	18,496
Meritage Homes Corp. *	6,100	127,307
Palm Harbor Homes, Inc. *	2,047	4,647
Ryland Group, Inc.	5,000	85,400

		498,762
Hotels & Restaurants - 3.15%
BJ's Restaurants, Inc. *	3,322	47,638
Boyd Gaming Corp. *	15,073	151,333
Brinker International, Inc.	30,599	547,722
Caribou Coffee Company, Inc. *	500	3,260
DineEquity, Inc. (a)	19,577	542,870
Luby's Cafeterias, Inc. *	7,397	31,955
Marcus Corp.	4,804	52,508
McCormick & Schmick's Seafood
Restaurants, Inc. *	2,930	20,217
Papa John's International, Inc. *	17,416	471,974
Red Robin Gourmet Burgers, Inc. *	2,300	39,790
Rubio's Restaurants, Inc. *	1,314	8,015
Sonic Corp. *	44,212	416,919
Texas Roadhouse, Inc., Class A *	38,319	445,650
The Steak & Shake Company *	4,448	38,564
Wyndham Worldwide Corp.	24,966	294,349

		3,112,764
Household Appliances - 0.00%
Lifetime Brands, Inc.	120	402
Household Products - 0.10%
Blyth, Inc.	347	11,524

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Central Garden & Pet Company *	4,200	$44,730
Jarden Corp. *	2,206	39,223

		95,477
Industrial Machinery - 3.83%
Alamo Group, Inc.	856	9,861
Albany International Corp., Class A	3,813	50,904
Altra Holdings, Inc. *	8,770	57,882
Briggs & Stratton Corp.	9,505	144,476
Cascade Corp.	991	28,610
Chart Industries, Inc. *	21,123	448,441
Cognex Corp.	1,647	21,559
Dionex Corp. *	8,278	466,548
EnPro Industries, Inc. *	2,500	44,025
Gencor Industries, Inc. *	1,704	13,376
H&E Equipment Services, Inc. *	9,236	60,958
Intevac, Inc. *	6,291	47,308
Kadant, Inc. *	8,717	121,689
Lufkin Industries, Inc.	9,178	416,498
Manitowoc Company, Inc.	19,800	129,096
NACCO Industries, Inc., Class A	1,100	38,544
NATCO Group, Inc. *	17,419	492,958
Presstek, Inc. *	4,777	8,264
Quixote Corp.	83	240
Robbins & Myers, Inc.	4,900	93,786
Rofin-Sinar Technologies, Inc. *	13,398	302,125
Sauer-Danfoss, Inc.	3,807	19,568
Tennant Company	2,700	49,329
Twin Disc, Inc.	2,123	15,371
Valmont Industries, Inc.	8,772	601,847
Watts Water Technologies, Inc., Class A	4,496	92,213

		3,775,476
Insurance - 4.58%
21st Century Holding Company	1,233	4,032
Affirmative Insurance Holdings, Inc.	700	2,548
American Financial Group, Inc.	5,300	113,526
American Safety Insurance Holdings, Ltd. *	2,400	29,928
Argo Group International Holdings, Ltd. *	4,962	139,135
Arthur J. Gallagher & Company	21,974	460,355
Aspen Insurance Holdings, Ltd.	3,100	71,579
Assured Guaranty, Ltd.	8,500	111,435
CNA Surety Corp. *	1,879	28,504
eHealth, Inc. *	27,491	439,856
Endurance Specialty Holdings, Ltd.	3,100	85,157
First Acceptance Corp. *	4,470	8,761
First American Corp.	900	20,538
First Mercury Financial Corp. *	900	13,212
Flagstone Reinsurance Holdings, Ltd.	15,776	151,134
FPIC Insurance Group, Inc. *	14,793	439,944
Hallmark Financial Services, Inc. *	5,240	36,470
Hanover Insurance Group, Inc.	11,085	380,326
Independence Holding Company	860	6,235
IPC Holdings, Ltd.	1,900	47,215
Max Capital Group, Ltd.	700	11,067
MBIA, Inc. *	31,726	204,633
Meadowbrook Insurance Group, Inc.	24,549	181,417

The accompanying notes are an integral part of the financial statements.
209

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Mercer Insurance Group, Inc.	100	$1,525
Old Republic International Corp.	31,554	322,797
OneBeacon Insurance Group, Ltd.	3,729	40,497
Protective Life Corp.	10,742	132,771
Reinsurance Group of America, Inc.	1,849	68,006
Safety Insurance Group, Inc.	1,203	37,546
SeaBright Insurance Holdings, Inc. *	499	4,037
Stancorp Financial Group, Inc.	400	12,408
Stewart Information Services Corp.	3,400	52,360
Tower Group, Inc.	6,396	152,801
Transatlantic Holdings, Inc.	6,044	233,963
United America Indemnity, Ltd. *	2,207	10,550
Unitrin, Inc.	7,270	105,560
Universal American Financial Corp. *	13,027	117,113
Universal Insurance Holdings, Inc.	1,687	8,654
White Mountains Insurance Group, Ltd.	770	169,400
Zenith National Insurance Corp.	3,048	65,380

		4,522,375
International Oil - 0.06%
ATP Oil & Gas Corp. *	6,100	54,961
Parker Drilling Company *	630	2,948

		57,909
Internet Content - 0.13%
Alloy, Inc. *	3,372	17,703
HealthStream, Inc. *	300	735
InfoSpace, Inc. *	9,327	65,289
TechTarget, Inc. *	1,700	6,834
TheStreet.com, Inc.	21,826	42,561

		133,122
Internet Incubators - 0.02%
ModusLink Global Solutions, Inc. *	4,424	18,802
Internet Retail - 0.73%
1-800-Flowers.com, Inc., Class A *	2,314	5,392
IAC/InterActiveCorp *	11,000	177,760
Internet Brands, Inc., Class A *	7,700	51,821
Intersections, Inc. *	2,600	7,930
Liberty Media Corp. - Interactive A *	74,802	438,340
Orbitz Worldwide, Inc. *	5,400	11,664
Shutterfly, Inc. *	465	6,640
SumTotal Systems, Inc. *	4,400	21,120

		720,667
Internet Service Provider - 0.14%
ePlus, Inc. *	2,120	30,316
Online Resources Corp. *	4,100	21,361
United Online, Inc.	9,838	62,963
Web.com Group, Inc. *	4,251	20,320

		134,960
Internet Software - 1.19%
Cybersource Corp. *	42,382	550,966
DealerTrack Holdings, Inc. *	14,940	214,389
eResearch Technology, Inc. *	41,502	248,597
RealNetworks, Inc. *	15,401	39,427

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software (continued)
TIBCO Software, Inc. *	17,624	$116,847

		1,170,226
Investment Companies - 0.00%
Teton Advisors, Inc. *	201	0
Leisure Time - 1.37%
Aldila, Inc. *	1,100	4,246
Arctic Cat, Inc.	2,137	8,569
Brunswick Corp.	16,101	74,387
Callaway Golf Company	11,975	85,262
Canterbury Park Holding Corp. *	100	689
Cinemark Holdings, Inc.	9,951	105,680
Dover Downs Gaming & Entertainment, Inc.	226	1,340
Gaylord Entertainment Company *	6,900	97,980
Great Wolf Resorts, Inc. *	8,200	22,222
Isle of Capri Casinos, Inc. *	2,600	34,164
Lakes Gaming, Inc. *	2,700	8,370
LIFE TIME FITNESS, Inc. *	6,300	116,424
Multimedia Games, Inc. *	6,107	21,863
Pinnacle Entertainment, Inc. *	12,329	131,304
RC2 Corp. *	2,476	29,786
Rick's Cabaret International, Inc. *	1,792	12,114
Royal Caribbean Cruises, Ltd.	24,418	367,735
Speedway Motorsports, Inc.	7,077	108,278
Steinway Musical Instruments, Inc. *	1,091	11,968
Vail Resorts, Inc. *	2,949	81,068
West Marine, Inc. *	5,794	32,910

		1,356,359
Life Sciences - 0.06%
Celera Corp. *	4,364	33,035
Dawson Geophysical Company *	1,100	29,546

		62,581
Liquor - 0.15%
Central European Distribution Corp. *	5,941	149,535
Manufacturing - 2.25%
American Railcar Industries, Inc.	5,134	41,380
AptarGroup, Inc.	14,657	454,514
Barnes Group, Inc.	6,058	92,445
Ceradyne, Inc. *	5,300	119,780
Chase Corp.	1,432	16,754
Coherent, Inc. *	1,300	25,376
GenTek, Inc. *	420	9,866
Insteel Industries, Inc.	4,627	39,885
MFRI, Inc. *	100	597
Park-Ohio Holdings Corp. *	1,442	4,860
Portec Rail Products, Inc.	854	8,326
Smith & Wesson Holding Corp. *	2,493	13,163
Spartan Motors, Inc.	127,479	1,203,402
Synalloy Corp.	80	647
Trinity Industries, Inc.	12,100	184,404

		2,215,399
Medical-Hospitals - 0.87%
Anika Therapeutics, Inc *	2,500	12,625
Community Health Systems, Inc. *	3,100	81,809
Dynacq Healthcare, Inc. *	941	3,463

The accompanying notes are an integral part of the financial statements.
210

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals (continued)
EV3, Inc. *	8,041	$73,495
LifePoint Hospitals, Inc. *	2,042	55,644
MedCath Corp. *	2,300	24,518
NxStage Medical, Inc. *	1,732	6,010
Universal Health Services, Inc., Class B	10,741	590,003
Vital Images, Inc. *	1,000	11,660

		859,227
Metal & Metal Products - 1.78%
A. M. Castle & Company	6,300	66,150
Ampco-Pittsburgh Corp.	836	21,703
Brush Engineered Materials, Inc. *	4,800	73,680
Gibraltar Industries, Inc.	1,901	14,676
Haynes International, Inc. *	2,000	45,900
Horsehead Holding Corp. *	13,808	99,142
Kaiser Aluminum Corp.	3,700	114,959
Ladish Company, Inc. *	2,200	25,938
Mueller Industries, Inc.	2,231	49,015
Mueller Water Products, Inc.	20,625	74,456
North American Galvanizing & Coatings, Inc. *	3,100	17,298
RBC Bearings, Inc. *	19,263	355,402
Reliance Steel & Aluminum Company	10,200	387,498
RTI International Metals, Inc. *	4,100	58,671
Timken Company	13,200	223,212
Universal Stainless & Alloy Products, Inc. *	1,187	16,487
USEC, Inc. *	21,628	115,710

		1,759,897
Mining - 0.72%
Compass Minerals International, Inc.	9,065	486,156
Hecla Mining Company *	24,800	92,008
Stillwater Mining Company *	17,982	132,887
U.S. Gold Corp. *	1,100	2,486

		713,537
Mobile Homes - 0.02%
Winnebago Industries, Inc.	3,100	23,777
Office Furnishings & Supplies - 0.20%
Acco Brands Corp. *	5,497	16,216
OfficeMax, Inc.	2,633	21,722
Steelcase, Inc. Class A	15,596	75,329
United Stationers, Inc. *	2,307	82,614
Virco Manufacturing	700	2,310

		198,191
Oil & Gas Drilling - 0.01%
CREDO Petroleum Corp. *	512	4,690
TGC Industries, Inc. *	260	1,212

		5,902
Paper - 0.65%
MeadWestvaco Corp.	24,200	386,474
Neenah Paper, Inc.	1,386	11,213
Temple-Inland, Inc.	18,000	230,040
Wausau-Mosinee Paper Corp.	2,400	17,376

		645,103
Petroleum Services - 2.71%
Approach Resources, Inc. *	2,400	21,456

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Bolt Technology Corp. *	1,159	$13,155
Bronco Drilling Company, Inc. *	4,801	28,518
Complete Production Services, Inc. *	81,899	579,845
CVR Energy, Inc. *	15,600	149,136
Delek US Holdings, Inc.	4,500	46,125
Exterran Holdings, Inc. *	8,519	169,613
Flotek Industries, Inc. *	7,794	16,367
GulfMark Offshore, Inc. *	4,300	131,150
Key Energy Services, Inc. *	18,999	122,544
Newpark Resources, Inc. *	13,256	38,177
Oceaneering International, Inc. *	13,267	682,189
Petroleum Development Corp. *	2,500	45,275
SEACOR Holdings, Inc. *	3,000	229,230
Tesoro Corp.	21,000	355,740
TETRA Technologies, Inc. *	4,949	43,056

		2,671,576
Pharmaceuticals - 0.59%
Biodel, Inc. *	1,308	5,742
BioScrip, Inc. *	1,900	7,980
BMP Sunstone Corp. *	1,200	5,532
Hi-Tech Pharmacal Company, Inc. *	1,376	10,403
King Pharmaceuticals, Inc. *	3,200	30,272
Lannett Company, Inc. *	350	2,047
Medicis Pharmaceutical Corp., Class A	2,000	31,440
Par Pharmaceutical Companies, Inc. *	2,620	34,977
Prestige Brands Holdings, Inc. *	13,700	85,351
ViroPharma, Inc. *	52,701	366,272

		580,016
Photography - 0.11%
Eastman Kodak Company	40,700	106,227
Pollution Control - 0.01%
CECO Environmental Corp. *	2,241	7,395
Publishing - 0.53%
Consolidated Graphics, Inc. *	2,900	47,067
Courier Corp.	449	7,027
Dolan Media Company *	3,854	53,301
Gannett Company, Inc.	32,127	153,245
Meredith Corp.	3,972	107,085
Playboy Enterprises, Inc., Class B *	7,779	25,904
The New York Times Company, Class A	19,448	128,357

		521,986
Railroads & Equipment - 0.02%
Greenbrier Company, Inc.	1,647	12,385
P.A.M. Transportation Services, Inc. *	1,563	7,940

		20,325
Real Estate - 1.44%
Alexandria Real Estate Equities, Inc., REIT	6,538	234,714
Avatar Holdings, Inc. *	1,050	18,554
Forest City Enterprises, Inc., Class A	6,938	49,190
Hilltop Holdings, Inc. *	7,179	85,358
Jones Lang LaSalle, Inc.	2,949	103,363
LaSalle Hotel Properties, REIT	15,320	209,578
Senior Housing Properties Trust, REIT	17,631	295,319
Universal Health Realty Income Trust, REIT	13,020	417,421

The accompanying notes are an integral part of the financial statements.
211

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
ZipRealty, Inc. *	1,500	$4,500

		1,417,997
Retail - 5.63%
Allion Healthcare, Inc. *	7,200	38,016
AnnTaylor Stores Corp. *	5,700	41,724
Barnes & Noble, Inc.	9,129	225,578
Benihana, Inc. *	700	4,900
Books-A-Million, Inc.	3,177	22,334
Build A Bear Workshop, Inc. *	4,700	21,056
Cabela's, Inc. *	12,958	172,212
Cash America International, Inc.	4,200	96,684
Chico's FAS, Inc. *	29,800	290,848
Christopher & Banks Corp.	9,827	50,904
Citi Trends, Inc. *	18,314	472,135
Coldwater Creek, Inc. *	4,794	18,217
Collective Brands, Inc. *	51,954	766,841
Conn's, Inc. *	635	6,331
Destination Maternity Corp. *	500	6,900
Dillard's, Inc., Class A	11,994	113,343
DSW, Inc., Class A *	1,200	13,644
FGX International Holdings, Ltd. *	32,612	438,958
Finish Line, Inc.	7,198	49,738
Foot Locker, Inc.	16,400	182,204
Fred's, Inc., Class A	4,402	56,478
Gander Mountain Company *	1,300	7,657
Genesco, Inc. *	1,504	38,788
J. Crew Group, Inc. * (a)	32,075	829,459
Jo-Ann Stores, Inc. *	2,944	63,620
Kenneth Cole Productions, Inc., Class A	1,100	7,656
Lazare Kaplan International, Inc. *	200	450
Marinemax, Inc. *	4,538	13,432
Pantry, Inc. *	28,292	563,577
PC Connection, Inc. *	400	2,140
Regis Corp.	7,767	136,155
Retail Ventures, Inc. *	6,784	17,706
Saks, Inc. *	20,886	79,785
Shoe Carnival, Inc. *	2,044	21,728
Sport Supply Group, Inc.	1,526	11,430
Stein Mart, Inc. *	3,100	21,483
Susser Holdings Corp. *	215	2,920
Systemax, Inc. *	2,345	28,773
Talbots, Inc.	2,794	9,360
The Dress Barn, Inc. *	8,493	134,444
The Men's Wearhouse, Inc.	7,600	129,884
Titan Machinery, Inc. *	7,756	97,415
Tween Brands, Inc. *	3,180	16,759
Williams-Sonoma, Inc.	17,900	231,626

		5,555,292
Retail Grocery - 0.28%
Ingles Markets, Inc.	1,470	21,962
The Great Atlantic & Pacific Tea Company,
Inc. *	9,537	37,766
Weis Markets, Inc.	1,721	60,115
Winn-Dixie Stores, Inc. *	9,951	151,852

		271,695

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services - 0.42%
Waste Connections, Inc. *	16,130	$409,702
Semiconductors - 4.33%
Advanced Analogic Technologies, Inc. *	1,517	7,175
Advanced Energy Industries, Inc. *	4,427	41,835
Amtech Systems, Inc. *	380	1,729
ATMI, Inc. *	30,728	498,715
BTU International, Inc. *	482	2,188
Cascade Microtech, Inc. *	1,463	4,828
Ceva, Inc. *	1,788	13,607
Cymer, Inc. *	21,106	585,903
Cypress Semiconductor Corp. *	13,656	117,442
Diodes, Inc. *	7,000	107,590
DSP Group, Inc. *	6,910	50,098
Emulex Corp. *	13,777	151,409
Fairchild Semiconductor International, Inc. *	14,780	104,347
FormFactor, Inc. *	4,534	82,292
GSI Technology, Inc. *	3,600	12,348
Integrated Device Technology, Inc. *	25,064	141,110
International Rectifier Corp. *	10,774	155,900
IXYS Corp. *	2,393	22,662
Kopin Corp. *	520	2,049
MKS Instruments, Inc. *	31,013	418,986
Nanometrics, Inc. *	500	1,005
OmniVision Technologies, Inc. *	7,300	83,147
Pericom Semiconductor Corp. *	301	2,844
Power Integrations, Inc.	21,691	478,503
Richardson Electronics, Ltd.	2,762	10,882
Rudolph Technologies, Inc. *	1,000	4,430
Semitool, Inc. *	554	2,715
Semtech Corp. *	49,947	803,647
Silicon Image, Inc. *	13,962	33,090
Skyworks Solutions, Inc. *	18,903	180,146
Tessera Technologies, Inc. *	1,616	38,025
Triquint Semiconductor, Inc. *	15,643	69,611
Veeco Instruments, Inc. *	3,778	39,782

		4,270,040
Software - 1.92%
American Software, Inc., Class A	717	3,578
Avid Technology, Inc. *	4,324	61,574
Blackbaud, Inc.	31,020	430,247
Bsquare Corp. *	100	181
Concurrent Computer Corp. *	482	2,304
DivX, Inc. *	4,700	24,910
FARO Technologies, Inc. *	1,507	23,253
JDA Software Group, Inc. *	3,674	54,743
MSC Software Corp. *	2,149	15,537
Omnicell, Inc. *	45,087	414,350
Omniture, Inc. *	6,692	79,099
Open Text Corp. *	19,293	679,692
Smith Micro Software, Inc. *	1,870	18,251
Soapstone Networks, Inc. *	3,369	12,769
THQ, Inc. *	11,400	73,302
Wayside Technology Group, Inc.	64	448

		1,894,238

The accompanying notes are an integral part of the financial statements.
212

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Steel - 1.07%
AK Steel Holding Corp.	12,900	$184,470
Carpenter Technology Corp.	7,613	171,140
Friedman Industries	490	2,671
Northwest Pipe Company * (a)	15,193	592,223
Olympic Steel, Inc.	2,800	51,688
Worthington Industries, Inc.	3,800	53,162

		1,055,354
Telecommunications Equipment &
Services - 3.11%
Alaska Communications Systems Group, Inc.	60,737	411,189
Arris Group, Inc. *	76,845	931,361
Aware, Inc. *	3,300	8,514
Ciena Corp. *	17,200	189,200
CommScope, Inc. *	7,100	186,304
Communications Systems, Inc.	1,488	14,568
Comtech Telecommunications Corp. *	14,758	430,048
CPI International, Inc. *	2,407	26,309
EchoStar Corp., Class A *	1,200	19,236
General Communication, Inc., Class A *	4,937	32,634
Globecomm Systems, Inc. *	4,754	30,758
Harris Stratex Networks, Inc., Class A *	5,700	27,189
Hughes Communications, Inc. *	1,196	26,216
ID Systems, Inc. *	651	2,617
JDS Uniphase Corp. *	30,100	162,239
KVH Industries, Inc. *	2,148	15,637
Loral Space & Communications, Inc. *	3,982	122,805
NTELOS Holdings Corp.	13,833	247,196
Occam Networks, Inc. *	5,050	12,878
Oplink Communications, Inc. *	5,360	61,640
Performance Technologies, Inc. *	1,302	4,036
Plantronics, Inc.	5,418	96,657
Tollgrade Communications, Inc. *	1,621	9,110

		3,068,341
Telephone - 0.61%
CenturyTel, Inc.	2,553	78,760
Cincinnati Bell, Inc. *	182,969	510,483
Fairpoint Communications, Inc.	9,081	9,172

		598,415
Tires & Rubber - 0.17%
Cooper Tire & Rubber Company	7,800	82,680
Goodyear Tire & Rubber Company *	2,800	32,060
Myers Industries, Inc.	4,925	49,742

		164,482
Tobacco - 0.19%
Alliance One International, Inc. *	2,736	13,023
Schweitzer Mauduit International, Inc.	1,655	37,188
Universal Corp.	3,700	137,011

		187,222
Toys, Amusements & Sporting Goods - 0.01%
Russ Berrie & Company, Inc. *	1,967	6,216
Transportation - 1.94%
Aircastle, Ltd.	10,000	66,900
Alexander & Baldwin, Inc.	4,808	118,998
Atlas Air Worldwide Holdings, Inc. *	2,177	56,341

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation (continued)
Bristow Group, Inc. *	5,542	$175,293
DryShips, Inc. (a)	62,241	509,131
Dynamex, Inc. *	974	15,117
Eagle Bulk Shipping, Inc.	7,900	61,462
Genco Shipping & Trading, Ltd.	5,300	138,595
Horizon Lines, Inc.	4,317	22,966
Marten Transport, Ltd. *	24,107	514,202
Overseas Shipholding Group, Inc.	4,418	149,417
Pacer International, Inc.	3,866	10,052
PHI, Inc. *	2,100	33,159
USA Truck, Inc. *	2,901	40,962

		1,912,595
Trucking & Freight - 1.61%
Celadon Group, Inc. *	5,101	38,717
Landstar Systems, Inc.	14,669	557,422
Old Dominion Freight Lines, Inc. *	18,749	552,158
Oshkosh Corp.	14,200	168,554
Ryder Systems, Inc.	8,700	245,166
Wabash National Corp.	1,950	2,437
YRC Worldwide, Inc. *	8,600	22,188

		1,586,642
Utility Service - 0.05%
Cal Dive International, Inc. *	5,136	51,822
Water Treatment Systems - 0.11%
Cascal N.V.	29,534	105,436

TOTAL COMMON STOCKS (Cost $94,647,409)		$94,980,019

SHORT TERM INVESTMENTS - 3.38%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$333,662	$3,336,618

TOTAL SHORT TERM INVESTMENTS
(Cost $3,336,618)		$3,336,618

REPURCHASE AGREEMENTS - 3.51%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$3,461,020 on 06/01/2009,
collateralized by $2,940,000
Federal National Mortgage
Association, 5.85% due
08/17/2017 (valued at $3,020,850,
including interest) and $530,000
Federal Home Loan Mortgage
Corp., 5.625% due 11/23/2035
(valued at $513,782, including
interest)	$3,461,000	$3,461,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,461,000)		$3,461,000

Total Investments (Small Cap Opportunities Fund)
(Cost $101,445,027) - 103.16%		$101,777,637
Other assets and liabilities, net - (3.16)%		(3,115,862)

TOTAL NET ASSETS - 100.00%		$98,661,775

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.34%
Apparel & Textiles - 4.29%
Stage Stores, Inc.	64,700	$784,811
Unifirst Corp.	17,100	583,965

		1,368,776
Auto Services - 0.25%
Copart, Inc. *	2,600	79,794
Banking - 4.70%
First Midwest Bancorp, Inc.	24,900	216,630
International Bancshares Corp.	30,000	336,600
MB Financial, Inc.	23,500	239,935
NewAlliance Bancshares, Inc.	15,700	203,158
Webster Financial Corp.	22,900	170,834
WestAmerica Bancorp	6,400	331,904

		1,499,061
Biotechnology - 1.86%
Charles River Laboratories International, Inc. *	18,900	594,027
Building Materials & Construction - 0.74%
Sterling Construction Company, Inc. *	13,800	235,980
Business Services - 4.61%
Arbitron, Inc.	27,600	549,516
Bowne & Company, Inc.	40,709	218,607
MAXIMUS, Inc.	17,600	702,240

		1,470,363
Chemicals - 1.74%
Zep, Inc.	45,700	556,169
Computers & Business Equipment - 3.50%
Diebold, Inc.	22,900	566,088
Electronics for Imaging, Inc. *	35,700	363,069
Xyratex, Ltd. *	56,800	187,440

		1,116,597
Construction Materials - 0.65%
Simpson Manufacturing Company, Inc.	9,900	206,316
Cosmetics & Toiletries - 2.03%
Helen of Troy, Ltd. *	33,500	646,885
Crude Petroleum & Natural Gas - 3.66%
Penn Virginia Corp.	21,900	418,728
St. Mary Land & Exploration Company	11,200	242,592
Whiting Petroleum Corp. *	10,800	506,088

		1,167,408
Electrical Utilities - 2.91%
Unisource Energy Corp.	20,000	508,800
Westar Energy, Inc.	23,500	419,475

		928,275
Electronics - 4.37%
Belden, Inc.	44,400	813,408
Nam Tai Electronics, Inc.	35,700	143,514
Zebra Technologies Corp., Class A *	20,100	438,783

		1,395,705
Energy - 0.68%
New Jersey Resources Corp.	6,500	216,255
Financial Services - 7.19%
Ares Capital Corp.	57,800	442,170

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Credit Acceptance Corp. *	10,800	$230,256
Delphi Financial Group, Inc.	37,500	714,000
Financial Federal Corp.	12,600	312,354
GATX Corp.	23,700	596,766

		2,295,546
Food & Beverages - 1.74%
Lance, Inc.	26,000	554,580
Forest Products - 1.18%
Deltic Timber Corp.	11,200	376,096
Gas & Pipeline Utilities - 2.17%
Atmos Energy Corp.	14,800	355,200
WGL Holdings, Inc.	11,400	338,808

		694,008
Healthcare Products - 3.64%
Herbalife, Ltd.	23,800	695,198
ICU Medical, Inc. *	11,900	430,304
Orthofix International NV *	1,500	37,980

		1,163,482
Healthcare Services - 3.34%
AmSurg Corp. *	20,700	386,676
Centene Corp. *	21,900	398,142
CorVel Corp. *	13,200	283,008

		1,067,826
Hotels & Restaurants - 3.71%
CEC Entertainment, Inc. *	11,400	366,282
Choice Hotels International, Inc.	16,800	458,472
Sonic Corp. *	38,100	359,283

		1,184,037
Household Products - 0.67%
Tempur-Pedic International, Inc.	19,500	215,085
Industrial Machinery - 1.24%
Albany International Corp., Class A	29,600	395,160
Insurance - 7.46%
Alleghany Corp. *	1,150	299,000
Assured Guaranty, Ltd.	34,800	456,228
IPC Holdings, Ltd.	12,400	308,140
Platinum Underwriters Holdings, Ltd.	18,000	518,940
Reinsurance Group of America, Inc.	8,300	305,274
Universal American Financial Corp. *	54,900	493,551

		2,381,133
Manufacturing - 6.37%
Acuity Brands, Inc.	11,900	323,442
AptarGroup, Inc.	14,300	443,443
Carlisle Companies, Inc.	45,100	1,031,437
ESCO Technologies, Inc. *	5,800	235,596

		2,033,918
Metal & Metal Products - 2.93%
Matthews International Corp., Class A	12,400	354,020
Mueller Industries, Inc.	26,400	580,008

		934,028

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Furnishings & Supplies - 2.68%
Acco Brands Corp. *	68,700	$202,665
United Stationers, Inc. *	18,200	651,742

		854,407
Petroleum Services - 1.08%
SEACOR Holdings, Inc. *	4,500	343,845
Publishing - 0.31%
Valassis Communications, Inc. *	15,300	98,685
Railroads & Equipment - 1.14%
Genesee & Wyoming, Inc., Class A *	12,600	364,392
Real Estate - 5.54%
Acadia Realty Trust, REIT	22,900	307,318
American Campus Communities, Inc., REIT	14,600	335,654
DiamondRock Hospitality Company, REIT	25,800	167,700
Mack-Cali Realty Corp., REIT	9,400	232,274
PS Business Parks, Inc., REIT	4,300	192,941
Realty Income Corp., REIT	24,800	532,456

		1,768,343
Retail Trade - 4.54%
Casey's General Stores, Inc.	13,500	340,605
Cato Corp., Class A	42,000	808,080
Hibbett Sports, Inc. *	16,600	299,298

		1,447,983
Software - 1.78%
Websense, Inc. *	31,300	568,095
Transportation - 1.33%
Kirby Corp. *	12,600	423,612
Trucking & Freight - 0.31%
Vitran Corp., Inc. *	12,600	100,800

TOTAL COMMON STOCKS (Cost $29,622,610)		$30,746,672

REPURCHASE AGREEMENTS - 19.42%
Bank of New York Tri-Party
Repurchase Agreement dated
05/29/2009 at 0.18% to be
repurchased at $6,200,093 on
06/01/2009, collateralized by
$6,213,798 Federal National
Mortgage Association, 7.00% due
01/01/2039 (valued at $6,324,000,
including interest)	$6,200,000	$6,200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,200,000)		$6,200,000

Total Investments (Small Cap Value Fund)
(Cost $35,822,610) - 115.76%		$36,946,672
Other assets and liabilities, net - (15.76)%		(5,030,634)

TOTAL NET ASSETS - 100.00%		$31,916,038

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.72%
Advertising - 0.47%
inVentiv Health, Inc. *	43,442	$547,369
Aerospace - 1.41%
TransDigm Group, Inc. *	41,523	1,628,532
Apparel & Textiles - 1.55%
Interface, Inc., Class A	78,721	499,091
Warnaco Group, Inc. *	40,832	1,290,291

		1,789,382
Banking - 3.47%
City National Corp. (a)	18,838	688,906
Cullen Frost Bankers, Inc.	15,454	756,473
Greenhill & Company, Inc.	22,641	1,664,114
SVB Financial Group *	32,915	887,059

		3,996,552
Biotechnology - 4.65%
Acorda Therapeutics, Inc. *	37,566	927,505
AMAG Pharmaceuticals, Inc. * (a)	21,120	1,110,912
Human Genome Sciences, Inc. * (a)	81,213	200,596
Martek Biosciences Corp. * (a)	36,174	766,527
Myriad Genetics, Inc. *	40,370	1,459,779
Techne Corp.	14,811	892,659

		5,357,978
Business Services - 7.00%
CoStar Group, Inc. *	38,382	1,368,318
Global Payments, Inc.	23,907	859,696
Informatica Corp. *	77,005	1,257,492
Parexel International Corp. *	51,169	527,041
SRA International, Inc., Class A * (a)	49,707	881,802
Syntel, Inc.	36,786	1,056,862
Tetra Tech, Inc. *	82,481	2,117,287

		8,068,498
Chemicals - 0.52%
Calgon Carbon Corp. *	51,602	594,971
Commercial Services - 1.32%
Chemed Corp.	29,611	1,133,213
Live Nation, Inc. *	66,890	382,611

		1,515,824
Computers & Business Equipment - 2.99%
Cogent, Inc. *	105,356	1,058,828
MICROS Systems, Inc. *	40,019	1,045,296
Tech Data Corp. *	41,716	1,335,746

		3,439,870
Construction & Mining Equipment - 0.64%
Bucyrus International, Inc., Class A	25,840	741,091
Containers & Glass - 1.08%
Greif, Inc., Class A	25,773	1,245,351
Crude Petroleum & Natural Gas - 4.37%
Arena Resources, Inc. *	45,762	1,639,195
Bill Barrett Corp. *	31,233	1,062,859
Carrizo Oil & Gas, Inc. * (a)	38,611	824,345
Goodrich Petroleum Corp. * (a)	28,920	772,742
Whiting Petroleum Corp. *	15,765	738,748

		5,037,889

The accompanying notes are an integral part of the financial statements.
215

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care - 1.53%
Meridian Bioscience, Inc.	48,017	$917,605
Perrigo Company	31,392	843,189

		1,760,794
Educational Services - 0.58%
DeVry, Inc.	15,389	670,499
Electrical Equipment - 4.16%
General Cable Corp. *	35,210	1,346,430
Regal-Beloit Corp.	29,002	1,145,869
Varian, Inc. * (a)	35,034	1,219,884
Watsco, Inc.	22,043	1,085,177

		4,797,360
Electrical Utilities - 2.42%
ITC Holdings Corp.	26,417	1,133,025
Pike Electric Corp. *	91,267	998,461
Quanta Services, Inc. *	28,919	659,642

		2,791,128
Financial Services - 4.15%
Affiliated Managers Group, Inc. *	16,469	924,076
Bankrate, Inc. * (a)	29,345	883,578
Federated Investors, Inc., Class B	41,359	1,035,216
optionsXpress Holdings, Inc.	46,206	789,660
Stifel Financial Corp. *	26,280	1,144,231

		4,776,761
Food & Beverages - 1.31%
Ralcorp Holdings, Inc. *	26,403	1,512,100
Healthcare Products - 3.46%
Gen-Probe, Inc. *	20,906	891,223
Insulet Corp. * (a)	52,577	380,132
Medicines Company *	62,434	478,244
Nuvasive, Inc. * (a)	26,929	972,675
PSS World Medical, Inc. *	38,854	624,384
Zoll Medical Corp. *	38,297	643,007

		3,989,665
Healthcare Services - 0.86%
MEDNAX, Inc. *	24,611	996,746
Hotels & Restaurants - 5.77%
Brinker International, Inc.	63,862	1,143,130
Buffalo Wild Wings, Inc. * (a)	20,930	743,015
Choice Hotels International, Inc. (a)	32,913	898,196
Darden Restaurants, Inc.	27,103	980,315
Jack in the Box, Inc. *	57,573	1,514,170
P.F. Chang's China Bistro, Inc. * (a)	42,869	1,369,236

		6,648,062
Household Products - 1.01%
Church & Dwight, Inc.	23,108	1,161,639
Industrial Machinery - 1.38%
FMC Technologies, Inc. *	24,868	1,035,006
Lindsay Corp. (a)	17,616	561,246

		1,596,252
Industrials - 0.45%
EnergySolutions, Inc.	63,671	513,825

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 1.54%
Brown & Brown, Inc.	37,304	$719,221
ProAssurance Corp. *	23,260	1,051,585

		1,770,806
Internet Software - 0.77%
F5 Networks, Inc. *	27,877	885,374
Leisure Time - 1.26%
National Cinemedia, Inc.	38,749	484,750
Penn National Gaming, Inc. *	29,146	963,858

		1,448,608
Manufacturing - 1.63%
Barnes Group, Inc.	46,821	714,488
Coherent, Inc. *	26,490	517,085
Hexcel Corp. *	60,039	641,817

		1,873,390
Medical-Hospitals - 2.41%
Cepheid, Inc. *	49,038	495,284
LifePoint Hospitals, Inc. * (a)	43,769	1,192,705
VCA Antech, Inc. * (a)	44,761	1,086,350

		2,774,339
Metal & Metal Products - 0.52%
Dynamic Materials Corp.	33,253	596,559
Petroleum Services - 1.26%
Dril-Quip, Inc. *	35,080	1,449,506
Pharmaceuticals - 2.64%
BioMarin Pharmaceutical, Inc. * (a)	57,094	798,174
Isis Pharmaceuticals, Inc. *	34,057	469,987
OSI Pharmaceuticals, Inc. *	19,486	658,627
United Therapeutics Corp. *	13,868	1,111,520

		3,038,308
Pollution Control - 0.52%
Fuel Tech, Inc. * (a)	61,186	597,175
Railroads & Equipment - 0.96%
Wabtec Corp.	31,046	1,107,721
Real Estate - 0.53%
BioMed Realty Trust, Inc., REIT	61,676	606,275
Retail - 0.33%
AnnTaylor Stores Corp. *	51,964	380,376
Retail Trade - 2.72%
Big Lots, Inc. *	41,901	964,142
Hot Topic, Inc. *	125,721	906,449
Tractor Supply Company *	17,919	687,731
Zumiez, Inc. *	64,621	576,419

		3,134,741
Semiconductors - 7.57%
Advanced Energy Industries, Inc. *	84,165	795,359
Cabot Microelectronics Corp. *	32,130	898,034
Hittite Microwave Corp. *	33,059	1,186,157
Microsemi Corp. *	67,940	914,472
Monolithic Power Systems, Inc. *	61,475	1,273,147
Power Integrations, Inc.	43,587	961,529
Silicon Laboratories, Inc. *	45,143	1,517,708

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Varian Semiconductor Equipment Associates,
Inc. *	49,782	$1,170,873

		8,717,279
Software - 7.94%
Aspen Technology, Inc. *	105,246	831,443
Blackboard, Inc. *	26,717	769,984
Eclipsys Corp. *	76,566	1,129,348
Lawson Software, Inc. *	161,436	849,153
Manhattan Associates, Inc. *	49,581	872,130
Omniture, Inc. *	72,560	857,659
Quality Systems, Inc. (a)	40,661	2,030,204
Sybase, Inc. *	24,234	788,332
Websense, Inc. *	56,137	1,018,887

		9,147,140
Steel - 0.52%
Carpenter Technology Corp.	26,834	603,228
Telecommunications Equipment &
Services - 5.72%
Harmonic, Inc. *	135,623	783,901
NeuStar, Inc., Class A * (a)	50,419	1,010,901
NICE Systems, Ltd., ADR *	44,752	1,027,506
Polycom, Inc. *	59,295	1,026,396
SBA Communications Corp. *	46,311	1,184,172
Starent Networks Corp. * (a)	73,596	1,555,084

		6,587,960
Toys, Amusements & Sporting Goods - 1.34%
Marvel Entertainment, Inc. *	46,522	1,543,600
Trucking & Freight - 2.99%
Forward Air Corp.	48,161	1,026,793
Hub Group, Inc., Class A *	45,804	905,087
Knight Transportation, Inc.	85,365	1,514,375

		3,446,255

TOTAL COMMON STOCKS (Cost $125,623,777)		$114,886,778

SHORT TERM INVESTMENTS - 15.15%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$1,745,381	$17,453,806

TOTAL SHORT TERM INVESTMENTS
(Cost $17,453,806)		$17,453,806

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.38%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$436,003 on 06/01/2009,
collateralized by $460,000 Federal
Home Loan Mortgage Corp.,
5.625% due 11/23/2035 (valued at
$445,924, including interest)	$436,000	$436,000

TOTAL REPURCHASE AGREEMENTS
(Cost $436,000)		$436,000

Total Investments (Small Company Growth Fund)
(Cost $143,513,583) - 115.25%		$132,776,584
Other assets and liabilities, net - (15.25)%		(17,571,596)

TOTAL NET ASSETS - 100.00%		$115,204,988

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.24%
Aerospace - 1.32%
Kratos Defense & Security Solutions, Inc. *	569,000	$415,370
Woodward Governor Company	214,700	4,407,791

		4,823,161
Air Travel - 0.55%
Alaska Air Group, Inc. *	129,600	2,017,872
Apparel & Textiles - 0.78%
Culp, Inc. *	112,200	428,604
G & K Services, Inc., Class A	113,800	2,439,872

		2,868,476
Auto Parts - 0.02%
Accuride Corp. *	193,000	59,830
Auto Services - 0.25%
Dollar Thrifty Automotive Group, Inc. * (a)	106,100	914,582
Banking - 4.24%
East West Bancorp, Inc.	222,338	1,794,268
Glacier Bancorp, Inc. (a)	189,400	3,138,358
Home Bancshares, Inc. (a)	138,900	2,771,055
Signature Bank *	72,400	1,958,420
SVB Financial Group * (a)	142,300	3,834,985
Wintrust Financial Corp.	113,700	2,046,600

		15,543,686
Biotechnology - 0.82%
Exelixis, Inc. * (a)	240,400	1,334,220
Myriad Genetics, Inc. *	46,300	1,674,208

		3,008,428
Broadcasting - 0.10%
Saga Communications, Inc., Class A *	52,075	359,317
Building Materials & Construction - 2.61%
Beacon Roofing Supply, Inc. *	393,200	5,701,400
Drew Industries, Inc. *	173,300	2,486,855

The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction
(continued)
Sterling Construction Company, Inc. *	79,900	$1,366,290

		9,554,545
Business Services - 7.31%
Compass Diversified Trust	158,300	1,393,040
Electro Rent Corp.	229,000	2,209,850
FTI Consulting, Inc. *	109,900	5,519,178
McGrath Rentcorp	234,000	4,249,440
MPS Group, Inc. *	423,500	3,214,365
Navigant Consulting Company *	238,800	2,844,108
StarTek, Inc. *	186,612	1,013,303
SYNNEX Corp. * (a)	120,800	3,126,304
Wind River Systems, Inc. *	408,800	3,225,432

		26,795,020
Chemicals - 3.40%
Airgas, Inc.	122,900	5,193,754
American Vanguard Corp. (a)	182,100	1,859,241
Arch Chemicals, Inc.	128,100	3,599,610
Innospec, Inc.	205,500	1,831,005

		12,483,610
Colleges & Universities - 0.72%
Corinthian Colleges, Inc. *	172,200	2,648,436
Commercial Services - 0.72%
Pool Corp. (a)	152,200	2,652,846
Computers & Business Equipment - 1.56%
Ixia *	292,500	1,784,250
Palm, Inc. * (a)	285,100	3,478,220
Xyratex, Ltd. *	139,100	459,030

		5,721,500
Construction & Mining Equipment - 1.52%
Astec Industries, Inc. *	62,600	1,916,812
Carbo Ceramics, Inc. (a)	57,900	2,189,778
Kaman Corp., Class A	92,600	1,467,710

		5,574,300
Construction Materials - 2.01%
Ameron International Corp.	57,400	3,182,830
Comfort Systems USA, Inc.	140,000	1,306,200
Universal Forest Products, Inc.	94,400	2,875,424

		7,364,454
Crude Petroleum & Natural Gas - 2.78%
Forest Oil Corp. *	102,400	1,946,624
Penn Virginia Corp.	209,000	3,996,080
Whiting Petroleum Corp. *	91,100	4,268,946

		10,211,650
Domestic Oil - 0.65%
Mariner Energy, Inc. *	126,500	1,829,190
Union Drilling, Inc. *	56,419	552,342

		2,381,532
Drugs & Health Care - 1.75%
Landauer, Inc.	47,300	2,725,899
West Pharmaceutical Services, Inc.	113,800	3,678,016

		6,403,915

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.70%
C & D Technologies, Inc. * (a)	168,400	$301,436
Littelfuse, Inc. *	101,500	1,780,310
Methode Electronics, Inc.	80,400	469,536

		2,551,282
Electrical Utilities - 2.58%
Black Hills Corp. (a)	119,000	2,546,600
Cleco Corp.	163,000	3,334,980
El Paso Electric Company *	157,800	2,089,272
Empire District Electric Company	95,400	1,494,918

		9,465,770
Electronics - 1.61%
Analogic Corp.	46,500	1,696,785
Belden, Inc.	136,300	2,497,016
Franklin Electric, Inc.	35,200	837,056
Newport Corp. *	152,000	887,680

		5,918,537
Energy - 0.04%
GeoMet, Inc. *	131,400	164,250
Financial Services - 3.38%
Ares Capital Corp.	327,300	2,503,845
Hercules Technology Growth Capital, Inc.	266,640	1,999,800
JMP Group, Inc. (a)	132,200	925,400
Kohlberg Capital Corp.	245,467	1,021,143
Piper Jaffray Companies, Inc. *	51,700	1,864,819
Prospect Capital Corp.	77,100	656,892
Stifel Financial Corp. *	78,900	3,435,306

		12,407,205
Food & Beverages - 0.66%
Nash Finch Company	83,000	2,432,730
Forest Products - 0.72%
Deltic Timber Corp.	78,600	2,639,388
Furniture & Fixtures - 0.35%
Stanley Furniture Company, Inc.	128,000	1,281,280
Gas & Pipeline Utilities - 1.09%
Southwest Gas Corp.	108,700	2,258,786
Vectren Corp.	76,300	1,735,825

		3,994,611
Healthcare Products - 2.15%
AngioDynamics, Inc. *	102,300	1,255,221
Owens & Minor, Inc.	188,900	6,622,834

		7,878,055
Healthcare Services - 1.13%
National Healthcare Corp.	84,412	3,242,265
Triple-S Management Corp. * (a)	64,200	915,492

		4,157,757
Homebuilders - 1.31%
M/I Homes, Inc.	105,400	1,218,424
Meritage Homes Corp. *	171,400	3,577,118

		4,795,542
Hotels & Restaurants - 0.95%
Orient Express Hotels, Ltd., Class A (a)	322,893	2,298,998

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
The Steak & Shake Company * (a)	137,100	$1,188,657

		3,487,655
Industrial Machinery - 2.15%
Cascade Corp.	64,700	1,867,889
Circor International, Inc.	86,400	2,108,160
IDEX Corp.	166,825	3,895,364

		7,871,413
Insurance - 4.52%
Employers Holdings, Inc.	95,200	1,162,392
Markel Corp. *	8,500	2,422,500
Max Capital Group, Ltd.	175,900	2,780,979
National Interstate Corp.	149,000	2,382,510
ProAssurance Corp. *	155,200	7,016,592
Universal American Financial Corp. *	91,800	825,282

		16,590,255
Investment Companies - 0.32%
First Opportunity Fund, Inc. *	247,700	1,174,098
Life Sciences - 0.23%
Symyx Technologies, Inc. *	172,900	836,836
Manufacturing - 2.73%
AptarGroup, Inc.	175,400	5,439,154
Nordson Corp. (a)	119,000	4,569,600

		10,008,754
Metal & Metal Products - 3.41%
Franco-Nevada Corp.	89,000	2,474,147
Gibraltar Industries, Inc.	202,000	1,559,440
Matthews International Corp., Class A	155,200	4,430,960
Sims Group, Ltd.	217,300	4,050,472

		12,515,019
Mining - 0.41%
AMCOL International Corp. (a)	70,600	1,511,546
Mobile Homes - 0.48%
Winnebago Industries, Inc.	227,700	1,746,459
Multimedia - 0.50%
Ascent Media Corp., Class A *	64,000	1,850,880
Oil & Gas Drilling - 0.46%
Atwood Oceanics, Inc. *	64,400	1,704,024
Paper - 1.72%
Clearwater Paper Corp. *	61,100	1,446,237
Potlatch Corp.	116,400	3,047,352
Wausau-Mosinee Paper Corp.	250,200	1,811,448

		6,305,037
Petroleum Services - 0.85%
Hercules Offshore, Inc. * (a)	131,892	611,979
TETRA Technologies, Inc. *	287,700	2,502,990

		3,114,969
Railroads & Equipment - 1.37%
Genesee & Wyoming, Inc., Class A *	173,300	5,011,836
Real Estate - 4.52%
Cedar Shopping Centers, Inc., REIT	219,800	1,134,168
First Potomac Realty Trust, REIT	172,000	1,804,280

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Hatteras Financial Corp., REIT	113,800	$2,835,896
Kilroy Realty Corp., REIT	143,300	3,050,857
LaSalle Hotel Properties, REIT	152,900	2,091,672
Parkway Properties, Inc., REIT	79,700	1,039,288
Redwood Trust, Inc., REIT	141,100	2,246,312
Strategic Hotel & Resorts, Inc., REIT	89,300	102,695
Washington Real Estate Investment Trust,
REIT (a)	104,000	2,273,440

		16,578,608
Retail - 2.01%
Fred's, Inc., Class A	175,100	2,246,533
Marinemax, Inc. *	162,200	480,112
Stein Mart, Inc. *	311,200	2,156,616
The Men's Wearhouse, Inc. (a)	146,200	2,498,558

		7,381,819
Retail Trade - 4.98%
Aaron, Inc., Class B (a)	356,000	11,594,920
Casey's General Stores, Inc.	103,200	2,603,736
CSS Industries, Inc.	97,000	1,765,400
Haverty Furniture Companies, Inc. (a)	217,300	2,285,996

		18,250,052
Sanitary Services - 1.79%
Insituform Technologies, Inc., Class A *	207,000	3,020,130
Waste Connections, Inc. *	139,700	3,548,380

		6,568,510
Semiconductors - 3.78%
Advanced Energy Industries, Inc. *	204,400	1,931,580
ATMI, Inc. *	101,000	1,639,230
Brooks Automation, Inc. *	254,604	995,502
Cabot Microelectronics Corp. *	46,000	1,285,700
Exar Corp. *	198,100	1,279,726
FormFactor, Inc. *	127,000	2,305,050
GSI Group, Inc. *	330,800	297,720
Microsemi Corp. *	157,300	2,117,258
Teradyne, Inc. * (a)	278,600	1,991,990

		13,843,756
Software - 3.02%
Progress Software Corp. *	175,100	3,925,742
SPSS, Inc. *	127,800	4,264,686
Websense, Inc. *	158,100	2,869,515

		11,059,943
Steel - 0.69%
Carpenter Technology Corp.	112,800	2,535,744
Telecommunications Equipment &
Services - 1.43%
Premiere Global Services, Inc. *	308,400	3,691,548
Sonus Networks, Inc. *	685,600	1,542,600

		5,234,148
Tires & Rubber - 0.75%
Myers Industries, Inc.	271,205	2,739,170
Tobacco - 0.56%
Alliance One International, Inc. *	429,500	2,044,420

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation - 2.37%
Kirby Corp. *	172,600	$5,802,812
UTI Worldwide, Inc. *	219,900	2,882,889

		8,685,701
Trucking & Freight - 2.41%
Landstar Systems, Inc.	232,800	8,846,400

TOTAL COMMON STOCKS (Cost $429,767,909)		$356,570,619

PREFERRED STOCKS - 0.45%
Banking - 0.45%
East West Bancorp., Inc., Series A, 8.00%	2,314	1,657,638

TOTAL PREFERRED STOCKS (Cost $2,294,914)		$1,657,638

INVESTMENT COMPANIES - 0.57%
Investment Companies - 0.57%
iShares Russell 2000 Value Index Fund	44,888	2,092,230

TOTAL INVESTMENT COMPANIES (Cost $2,363,844)		$2,092,230

SHORT TERM INVESTMENTS - 8.60%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$2,646,262	$26,462,623
T. Rowe Price Reserve Investment Fund,
0.5211%	5,055,382	5,055,382

TOTAL SHORT TERM INVESTMENTS
(Cost $31,518,004)		$31,518,005

REPURCHASE AGREEMENTS - 0.20%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$749,004 on 6/1/2009,
collateralized by $745,000 Federal
Home Loan Bank, 5.50% due
07/15/2036 (valued at $765,488,
including interest)	$749,000	$749,000

TOTAL REPURCHASE AGREEMENTS
(Cost $749,000)		$749,000

Total Investments (Small Company Value Fund)
(Cost $466,693,671) - 107.06%		$392,587,492
Other assets and liabilities, net - (7.06)%		(25,893,864)

TOTAL NET ASSETS - 100.00%		$366,693,628

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.35%
Advertising - 0.21%
inVentiv Health, Inc. *	17,819	$224,519
Marchex, Inc., Class B	420	1,399
ValueClick, Inc. *	4,455	49,228

		275,146

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace - 0.50%
AAR Corp. *	1,291	$18,978
Aerovironment, Inc. *	759	21,191
BE Aerospace, Inc. *	3,203	47,661
Cubic Corp.	824	31,436
Esterline Technologies Corp. *	534	14,599
GenCorp, Inc. *	2,399	4,822
HEICO Corp., Class A	732	21,777
HEICO Corp.	299	10,429
Orbital Sciences Corp., Class A *	3,020	44,454
Teledyne Technologies, Inc. *	8,793	289,026
TransDigm Group, Inc. *	1,980	77,656
Triumph Group, Inc.	298	11,744
Woodward Governor Company	3,134	64,341

		658,114
Agriculture - 0.01%
Tejon Ranch Company *	654	16,801
Air Travel - 0.48%
Airtran Holdings, Inc. * (a)	43,459	220,337
Alaska Air Group, Inc. *	16,820	261,887
Allegiant Travel Company * (a)	627	25,293
Continental Airlines, Inc., Class B *	6,343	59,117
Hawaiian Holdings, Inc. *	2,646	13,918
UAL Corp. *	6,616	30,831
US Airways Group, Inc. *	6,641	17,134

		628,517
Apparel & Textiles - 1.34%
American Apparel, Inc. *	1,636	6,479
Carter's, Inc. *	2,894	68,443
Crocs, Inc. *	4,290	12,484
Deckers Outdoor Corp. *	671	38,891
Gymboree Corp. *	4,316	159,045
Hanesbrands, Inc. *	4,805	81,204
Iconix Brand Group, Inc. *	2,993	48,457
Jos. A. Bank Clothiers, Inc. *	7,218	273,201
K-Swiss, Inc., Class A	482	4,217
Lululemon Athletica, Inc. *	1,973	24,919
Maidenform Brands, Inc. *	25,593	330,662
Phillips-Van Heusen Corp.	2,643	77,889
Skechers U.S.A., Inc., Class A *	599	5,691
Steven Madden, Ltd. *	826	22,484
True Religion Apparel, Inc. *	1,193	27,511
Under Armour, Inc., Class A * (a)	1,702	41,767
Unifirst Corp.	5,988	204,490
Volcom, Inc. *	876	11,975
Warnaco Group, Inc. *	2,394	75,650
Wolverine World Wide, Inc.	11,946	236,650

		1,752,109
Auto Parts - 0.20%
American Axle & Manufacturing Holdings, Inc.	1,541	3,144
Amerigon, Inc. *	23,808	105,708
ArvinMeritor, Inc.	1,263	3,221
Dana Holding Corp. *	2,568	3,364
Dorman Products, Inc. *	317	4,501
Fuel Systems Solutions, Inc. *	647	13,678
Gentex Corp.	7,067	83,320

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
Modine Manufacturing Company	560	$2,503
Tenneco, Inc. *	2,401	14,694
TRW Automotive Holdings Corp. *	2,857	25,484

		259,617
Auto Services - 0.04%
Avis Budget Group, Inc. *	3,390	16,272
Monro Muffler Brake, Inc.	944	25,224
RSC Holdings, Inc. *	1,328	7,994

		49,490
Automobiles - 0.20%
Americas Car Mart, Inc. *	15,786	258,101
Banking - 0.86%
Bank of the Ozarks, Inc.	346	8,750
Beneficial Mutual Bancorp, Inc. *	1,690	16,156
Cardinal Financial Corp.	1,381	11,200
Danvers Bancorp, Inc.	825	12,193
First Citizens Bancshares, Inc.	2,069	274,122
First Financial Bankshares, Inc.	299	14,600
First Financial Corp.	252	8,480
Glacier Bancorp, Inc.	1,575	26,098
Great Southern Bancorp, Inc.	223	4,886
Greene County Bancshares, Inc. (a)	16,289	91,707
Hancock Holding Company	611	21,342
Hanmi Financial Corp.	660	950
Home Bancshares, Inc.	714	14,244
Investors Bancorp, Inc. *	2,240	19,533
NewAlliance Bancshares, Inc.	1,732	22,412
Oritani Financial Corp. *	579	7,834
Park National Corp.	201	12,663
Pinnacle Financial Partners, Inc. *	1,171	16,980
PrivateBancorp, Inc.	2,094	41,943
Provident Financial Services, Inc.	7,840	77,146
Rockville Financial, Inc.	226	2,441
Roma Financial Corp.	199	2,503
S.Y. Bancorp, Inc.	206	5,105
Signature Bank *	1,806	48,852
Sterling Financial Corp.	1,339	5,557
Suffolk Bancorp	492	12,841
SVB Financial Group *	1,690	45,546
Texas Capital Bancshares, Inc. *	12,226	187,669
United Community Banks, Inc. (a)	13,291	103,005
ViewPoint Financial Group	576	8,427

		1,125,185
Biotechnology - 2.00%
Acorda Therapeutics, Inc. *	1,937	47,825
Affymetrix, Inc. *	3,605	17,340
Alnylam Pharmaceuticals, Inc. *	17,852	363,467
AMAG Pharmaceuticals, Inc. *	306	16,096
Arena Pharmaceuticals, Inc. *	2,471	9,118
Arqule, Inc. *	1,077	5,353
Bio Reference Labs, Inc. *	602	16,380
Bio-Rad Laboratories, Inc., Class A *	967	71,984
Cougar Biotechnology, Inc. *	905	38,906
Exelixis, Inc. *	5,422	30,092
Facet Biotech Corp. *	1,227	12,160

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Genomic Health, Inc. *	728	$14,123
Geron Corp. * (a)	2,884	18,890
GTx, Inc. *	841	7,233
Human Genome Sciences, Inc. *	6,970	17,216
Illumina, Inc. * (a)	44,700	1,640,937
Immucor, Inc. *	3,613	54,376
Integra LifeSciences Holdings Corp. *	1,065	27,647
Intermune, Inc. *	1,869	22,092
Lexicon Genetics, Inc. *	2,739	3,807
Life Sciences Research, Inc. *	319	2,137
Martek Biosciences Corp. *	1,702	36,065
Medarex, Inc. *	6,590	47,712
Medivation, Inc. *	853	19,320
Micromet, Inc. *	1,562	6,467
Momenta Pharmaceuticals, Inc. *	994	8,717
Nabi Biopharmaceuticals *	1,734	4,907
Nektar Therapeutics *	4,747	32,042
Neurocrine Biosciences, Inc. *	1,291	3,963
Orexigen Therapeutics, Inc. *	574	2,043
Osiris Therapeutics, Inc. *	817	10,302
Progenics Pharmaceuticals, Inc. *	1,564	8,086
Sangamo Biosciences, Inc. *	1,789	7,120

		2,623,923
Broadcasting - 0.37%
CKX, Inc. *	2,252	15,696
Crown Media Holdings, Inc., Class A *	761	1,804
CTC Media, Inc. *	2,344	23,229
Fisher Communications, Inc. *	233	2,868
GigaMedia, Ltd. *	48,204	292,598
Liberty Media Corp. - Capital, Series A *	4,704	65,338
Mediacom Communications Corp., Class A *	2,027	12,142
Sirius XM Radio, Inc. *	194,717	68,054

		481,729
Building Materials & Construction - 0.35%
Argan, Inc. *	310	4,393
Beacon Roofing Supply, Inc. *	15,188	220,226
Builders FirstSource, Inc. *	464	1,907
China Architectural Engineering, Inc. *	1,077	1,572
Drew Industries, Inc. *	367	5,266
Dycom Industries, Inc. *	2,022	23,637
Eagle Materials, Inc.	2,125	52,275
EMCOR Group, Inc. *	1,685	37,862
Griffon Corp. *	959	9,293
MYR Group, Inc. *	962	18,374
Orion Marine Group, Inc. *	1,107	23,336
Sterling Construction Company, Inc. *	417	7,131
Texas Industries, Inc.	1,207	41,074
United States Lime & Minerals, Inc. *	146	5,836

		452,182
Business Services - 3.73%
3PAR, Inc. *	1,404	12,201
Administaff, Inc.	1,162	24,983
AMERCO, Inc. *	229	8,439
APAC Customer Services, Inc. *	8,569	48,415
Arbitron, Inc.	1,355	26,978

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Ariba, Inc. *	2,231	$21,128
Brinks Company	809	21,511
Chindex International, Inc. *	656	5,222
Coinstar, Inc. *	1,451	42,979
Compucredit Corp. *	866	2,589
comScore, Inc. *	971	10,827
Constant Contact, Inc. *	1,083	19,050
Core-Mark Holding Company, Inc. *	174	4,543
CoStar Group, Inc. *	962	34,295
CRA International, Inc. *	13,133	346,055
CSG Systems International, Inc. *	1,783	24,552
DG Fastchannel, Inc. * (a)	873	17,277
Euronet Worldwide, Inc. *	2,324	37,091
Exponent, Inc. *	8,693	228,365
EZCORP, Inc., Class A *	1,867	22,684
Forrester Research, Inc. *	832	19,277
FTI Consulting, Inc. *	8,487	426,217
Gartner Group, Inc., Class A *	3,134	48,107
Global Cash Access, Inc. *	2,343	16,354
GSI Commerce, Inc. *	1,223	15,728
Heidrick & Struggles International, Inc.	840	15,414
Hill International, Inc. *	1,264	5,132
Huron Consulting Group, Inc. *	7,328	335,842
ICF International, Inc. *	458	12,183
Informatica Corp. *	4,476	73,093
Kendle International, Inc. *	470	4,888
Kenexa Corp. *	1,040	10,057
Kforce, Inc. *	24,181	225,125
Korn/Ferry International *	1,149	12,742
Macrovision Solutions Corp. *	5,289	119,373
Michael Baker Corp. *	409	17,190
Navigant Consulting Company *	2,516	29,966
Net 1 UEPS Technologies, Inc. *	7,920	96,703
OraSure Technologies, Inc. *	1,531	5,573
Parexel International Corp. *	29,738	306,301
Perot Systems Corp., Class A *	4,601	62,850
Pre-Paid Legal Services, Inc. *	388	16,436
Resources Connection, Inc. *	2,191	40,599
Rollins, Inc.	2,331	38,951
SAIC, Inc. *	25,300	441,991
ScanSource, Inc. *	1,356	33,547
Seachange International, Inc. *	7,283	53,894
SonicWALL, Inc. *	2,751	14,058
Sourcefire, Inc. *	797	9,723
SRA International, Inc., Class A *	2,175	38,584
Standard Parking Corp. *	477	7,122
Stanley, Inc. *	8,809	229,827
SuccessFactors, Inc. *	1,729	13,555
Syntel, Inc.	1,278	36,717
TeleTech Holdings, Inc. *	1,966	22,668
Tetra Tech, Inc. *	3,090	79,320
The Hackett Group, Inc. *	69,470	163,255
TrueBlue, Inc. *	29,914	255,166
Tyler Technologies, Inc. *	18,178	305,390
Unisys Corp. *	18,602	25,857
Viad Corp.	526	7,727

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
VSE Corp.	4,833	$121,357
Watson Wyatt Worldwide, Inc., Class A	2,187	82,975
Wind River Systems, Inc. *	3,524	27,804

		4,883,822
Cable & Television - 0.04%
Knology, Inc. *	1,555	12,440
Outdoor Channel Holdings, Inc. *	356	2,492
TiVo, Inc. *	5,287	37,009

		51,941
Cellular Communications - 2.10%
iPCS, Inc. *	793	14,369
MetroPCS Communications, Inc. *	114,700	1,964,811
Novatel Wireless, Inc. *	35,677	416,707
RF Micro Devices, Inc. *	12,848	36,617
Syniverse Holdings, Inc. *	20,489	306,311
USA Mobility, Inc. *	1,194	13,349

		2,752,164
Chemicals - 1.69%
Albany Molecular Research, Inc. *	20,306	177,677
Albemarle Corp.	50,400	1,422,288
Balchem Corp.	934	22,528
Calgon Carbon Corp. *	2,637	30,405
Innophos Holdings, Inc.	459	7,156
Intrepid Potash, Inc. *	2,306	75,176
Landec Corp. *	1,277	8,684
LSB Industries, Inc. *	820	13,735
Newmarket Corp.	625	45,356
Sensient Technologies Corp.	13,476	308,870
Stepan Company	395	16,594
Valence Technology, Inc. * (a)	3,152	5,547
W.R. Grace & Company *	3,705	48,091
Zep, Inc.	1,083	13,180
Zoltek Companies, Inc. *	1,502	14,870

		2,210,157
Coal - 0.06%
Foundation Coal Holdings, Inc.	1,487	43,643
International Coal Group, Inc. * (a)	2,342	7,494
Patriot Coal Corp. * (a)	3,576	32,399

		83,536
Colleges & Universities - 0.34%
Career Education Corp. *	18,988	381,279
Corinthian Colleges, Inc. *	4,206	64,688

		445,967
Commercial Services - 1.06%
Brink's Home Security Holdings, Inc. *	2,350	67,680
Cardtronics, Inc. *	407	1,319
CBIZ, Inc. *	52,499	379,568
Cenveo, Inc. *	2,504	12,345
Chemed Corp.	1,149	43,972
DynCorp International, Inc. *	18,467	267,217
Exlservice Holdings, Inc. *	741	7,336
HMS Holdings Corp. *	1,310	46,047
Live Nation, Inc. *	3,460	19,791

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services (continued)
Morningstar, Inc. *	961	$39,805
Odyssey Marine Exploration, Inc. *	894	3,406
Perficient, Inc. *	832	5,292
Pool Corp. (a)	12,167	212,071
Riskmetrics Group, Inc. *	1,577	25,342
Team, Inc. *	13,169	186,341
TNS, Inc. *	835	15,740
United Rentals, Inc. *	971	4,612
Waste Services, Inc. *	1,538	8,936
Wright Express Corp. *	1,866	46,407

		1,393,227
Computer Services - 0.10%
BluePhoenix Solutions, Ltd. *	57,579	127,825
Computers & Business Equipment - 2.76%
3Com Corp. *	72,340	312,509
3D Systems Corp. *	488	3,367
Acme Packet, Inc. *	1,419	10,997
Avocent Corp. *	18,620	260,680
BigBand Networks, Inc. *	1,977	10,320
Blue Coat Systems, Inc. *	13,935	197,459
Brocade Communications Systems, Inc. *	19,871	145,853
CACI International, Inc., Class A *	9,085	348,591
Cogent, Inc. *	31,509	316,665
Compellent Technologies, Inc. *	17,876	208,613
Data Domain, Inc. *	1,844	46,967
Diebold, Inc.	9,990	246,953
Digi International, Inc. *	1,222	10,583
Echelon Corp. *	1,012	7,418
EMS Technologies, Inc. *	10,634	207,895
Falconstor Software, Inc. *	36,098	131,036
Furmanite Corp. *	1,782	7,164
Intermec, Inc. *	2,520	28,930
Isilon Systems, Inc. *	1,148	3,146
Ixia *	1,164	7,100
Jack Henry & Associates, Inc.	4,109	75,482
Limelight Networks, Inc. *	1,253	6,165
MICROS Systems, Inc. *	4,127	107,797
MTS Systems Corp.	389	8,628
National Instruments Corp.	3,050	64,691
NCI, Inc. *	337	8,479
Netezza Corp. *	1,987	13,869
NETGEAR, Inc. *	1,177	16,513
Netscout Systems, Inc. *	1,444	13,545
Palm, Inc. * (a)	5,857	71,455
Parametric Technology Corp. *	5,935	68,727
Plexus Corp. *	2,021	36,904
Radiant Systems, Inc. *	29,133	219,954
Sigma Designs, Inc. * (a)	1,355	20,948
Silicon Graphics International Corp. *	1,535	7,782
Silicon Storage Technology, Inc. *	1,459	2,685
Standard Microsystems Corp. *	394	7,265
STEC, Inc. * (a)	1,416	23,208
Stratasys, Inc. *	986	10,314
Super Micro Computer, Inc. *	1,336	8,951
Sykes Enterprises, Inc. *	1,801	29,356

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Synaptics, Inc. * (a)	7,778	$273,163
Trident Microsystems, Inc. *	3,229	5,554

		3,613,681
Construction & Mining Equipment - 0.06%
Astec Industries, Inc. *	978	29,946
Carbo Ceramics, Inc. (a)	694	26,247
Kaman Corp., Class A	458	7,259
Matrix Service Company *	1,342	15,192

		78,644
Construction Materials - 1.11%
Applied Industrial Technologies, Inc.	1,951	40,522
Clarcor, Inc.	2,614	74,917
Comfort Systems USA, Inc.	1,984	18,511
Martin Marietta Materials, Inc.	12,700	1,034,669
Simpson Manufacturing Company, Inc.	12,397	258,354
USG Corp. *	1,782	21,384

		1,448,357
Containers & Glass - 0.25%
Bway Holding Company *	562	8,166
Greif, Inc., Class A	1,237	59,772
Mobile Mini, Inc. *	1,813	22,862
Silgan Holdings, Inc.	5,222	231,125

		321,925
Correctional Facilities - 0.04%
Cornell Corrections, Inc. *	720	12,226
The Geo Group, Inc. *	2,625	42,892

		55,118
Cosmetics & Toiletries - 0.63%
Bare Escentuals, Inc. *	3,294	28,823
Chattem, Inc. *	6,326	377,852
Helen of Troy, Ltd. *	11,208	216,426
Revlon, Inc. *	867	4,344
Sally Beauty Holdings, Inc. *	4,206	29,905
Steiner Leisure, Ltd. *	5,569	162,336

		819,686
Crude Petroleum & Natural Gas - 2.99%
Arena Resources, Inc. *	53,259	1,907,737
Bill Barrett Corp. *	13,864	471,792
Cano Petroleum, Inc. *	98,090	68,663
Carrizo Oil & Gas, Inc. *	1,421	30,338
Concho Resources, Inc. *	3,262	104,547
Contango Oil & Gas Company *	670	33,413
Endeavour International Corp. *	5,585	9,606
EXCO Resources, Inc. *	30,784	473,766
GMX Resources, Inc. *	1,100	19,437
Goodrich Petroleum Corp. *	438	11,703
Gulfport Energy Corp. *	1,423	8,851
North American Energy Partners, Inc. *	52,350	361,739
Northern Oil And Gas, Inc. *	1,138	9,002
Penn Virginia Corp.	11,220	214,527
St. Mary Land & Exploration Company	3,199	69,290
SulphCo, Inc. * (a)	1,731	1,800
Unit Corp. *	1,469	49,226

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
VAALCO Energy, Inc. *	1,047	$4,774
Venoco, Inc. *	1,191	8,552
W&T Offshore, Inc.	617	6,294
Western Refining, Inc. *	553	7,880
Whiting Petroleum Corp. *	912	42,736

		3,915,673
Domestic Oil - 0.83%
Atlas America, Inc.	1,914	35,256
Brigham Exploration Company *	4,039	13,652
Clayton Williams Energy, Inc. *	404	9,906
Comstock Resources, Inc. *	10,180	405,469
Delta Petroleum Corp. *	4,236	8,472
Holly Corp.	1,410	34,108
McMoran Exploration Company *	3,077	20,862
Natural Gas Services Group, Inc. *	14,363	213,434
Oil States International, Inc. *	12,990	339,429
Warren Resources, Inc. *	2,870	6,371

		1,086,959
Drugs & Health Care - 0.63%
Abaxis, Inc. *	1,124	19,659
Abiomed, Inc. *	1,601	9,558
Almost Family, Inc. *	376	9,987
Dendreon Corp. * (a)	2,864	64,927
Durect Corp. *	3,787	8,862
Hansen Medical, Inc. *	1,519	8,658
Immunogen, Inc. *	1,245	10,321
Landauer, Inc.	167	9,624
Luminex Corp. *	11,133	176,458
Maxygen, Inc. *	1,432	10,153
Meridian Bioscience, Inc.	2,075	39,653
Opko Health, Inc. *	1,998	2,398
Pain Therapeutics, Inc. *	1,837	8,193
Quidel Corp. *	1,504	19,146
Seattle Genetics, Inc. *	3,513	32,284
Vivus, Inc. *	60,511	312,842
West Pharmaceutical Services, Inc.	1,681	54,330
XenoPort, Inc. *	1,261	21,828
Zymogenetics, Inc. *	1,941	8,113

		826,994
Educational Services - 0.68%
American Public Education, Inc. *	8,462	276,454
Capella Education Company * (a)	7,058	368,357
ChinaCast Education Corp. *	34,071	197,271
Grand Canyon Education, Inc. *	449	6,089
K12, Inc. *	889	15,558
Lincoln Educational Services Corp. *	544	10,031
Renaissance Learning, Inc.	225	2,207
Universal Technical Institute, Inc. *	1,096	15,245

		891,212
Electrical Equipment - 3.65%
A.O. Smith Corp.	34,700	1,040,653
Aaon, Inc.	662	13,770
American Science & Engineering, Inc.	3,748	234,362

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Anaren, Inc. *	709	$11,401
Anixter International, Inc. *	1,541	63,212
AZZ, Inc. *	647	22,483
Bel Fuse, Inc., Class A	31	426
Capstone Turbine Corp. *	209,278	133,938
DTS, Inc. *	888	23,505
General Cable Corp. *	13,422	513,257
GrafTech International, Ltd. *	30,849	313,734
Greatbatch, Inc. *	13,748	284,034
Houston Wire & Cable Company	861	10,280
Plug Power, Inc. *	2,775	2,581
Polypore International, Inc. *	1,253	12,455
Powell Industries, Inc. *	440	17,288
Power-One, Inc. *	3,381	4,767
Preformed Line Products Company	67	2,965
Universal Electronics, Inc. *	718	14,087
Varian, Inc. *	1,489	51,847
Vicor Corp.	998	5,429
Watsco, Inc.	40,600	1,998,738

		4,775,212
Electrical Utilities - 1.01%
Avista Corp.	17,090	270,705
EnerNOC, Inc. * (a)	728	17,341
ITC Holdings Corp.	2,553	109,498
Pike Electric Corp. *	472	5,164
Quanta Services, Inc. *	40,100	914,681

		1,317,389
Electronics - 1.42%
Anadigics, Inc. *	81,277	318,606
Axsys Technologies, Inc. *	492	24,147
Bel Fuse, Inc., Class B	281	3,794
Cogo Group, Inc. *	829	5,397
Daktronics, Inc.	1,774	15,203
Electro Scientific Industries, Inc. *	487	4,364
Ener1, Inc. * (a)	2,322	15,557
Enersys *	14,365	232,713
FEI Company *	1,916	41,692
ICx Technologies, Inc. *	613	2,605
II-VI, Inc. *	11,510	276,240
Integrated Electrical Services, Inc. *	13,916	137,212
IPG Photonics Corp. *	1,152	11,877
Itron, Inc. *	1,887	110,088
Maxwell Technologies, Inc. *	1,164	13,223
Multi-Fineline Electronix, Inc. *	514	9,843
NVE Corp. *	6,196	247,902
OSI Systems, Inc. *	798	14,683
Rogers Corp. *	324	5,527
Supertex, Inc. *	562	13,763
Sycamore Networks, Inc. *	10,204	30,612
Taser International, Inc. *	3,010	13,124
Thomas & Betts Corp. *	2,737	83,971
Universal Display Corp. *	1,667	14,653
Zebra Technologies Corp., Class A *	3,125	68,219
Zoran Corp. *	12,707	140,794

		1,855,809

The accompanying notes are an integral part of the financial statements.
224

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PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 1.34%
Alon USA Energy, Inc.	481	$6,388
Clean Energy Fuels Corp. * (a)	1,160	11,171
Comverge, Inc. *	846	8,629
Energy Conversion Devices, Inc. *	2,350	40,443
Evergreen Solar, Inc. *	9,852	18,325
Fuelcell Energy, Inc. *	3,190	10,782
GT Solar International, Inc. *	1,834	11,774
McDermott International, Inc. *	72,200	1,586,234
Orion Energy Systems, Inc. *	756	2,646
Ormat Technologies, Inc.	1,048	41,805
Rosetta Resources, Inc. *	1,329	11,602

		1,749,799
Financial Services - 2.03%
AmeriCredit Corp. *	4,394	55,848
Asset Acceptance Capital Corp. *	510	4,386
Bankrate, Inc. *	725	21,830
Cass Information Systems, Inc.	330	10,289
Cohen & Steers, Inc.	555	8,564
Credit Acceptance Corp. *	551	11,747
Dollar Financial Corp. *	1,236	12,447
Duff & Phelps Corp. *	999	14,845
E*TRADE Financial Corp. *	29,374	42,299
Encore Capital Group, Inc. *	16,294	209,867
Evercore Partners, Inc.	338	6,530
FBR Capital Markets Corp. *	881	4,449
FCStone Group, Inc. *	681	2,778
Federal Home Loan Mortgage Corp. (a)	33,231	26,585
Federal National Mortgage Association	56,034	40,905
GAMCO Investors, Inc., Class A	171	8,986
Heartland Payment Systems, Inc.	1,161	8,882
Interactive Brokers Group, Inc. *	2,085	31,004
Investment Technology Group, Inc. *	2,219	46,155
KBW, Inc. *	1,049	27,305
Knight Capital Group, Inc. *	21,649	372,579
MarketAxess Holdings, Inc. *	12,791	134,945
Meridian Interstate Bancorp, Inc. *	531	4,487
NewStar Financial, Inc. *	523	1,574
optionsXpress Holdings, Inc.	2,309	39,461
Portfolio Recovery Associates, Inc. *	791	28,452
Raymond James Financial, Inc. (a)	47,700	758,430
Stifel Financial Corp. *	9,755	424,733
Thinkorswim Group, Inc. *	2,914	29,402
UMB Financial Corp.	790	31,703
Waddell & Reed Financial, Inc., Class A	8,650	211,060
Westwood Holdings Group, Inc.	295	11,995
World Acceptance Corp. * (a)	747	14,962

		2,659,484
Food & Beverages - 0.71%
American Dairy, Inc. *	441	16,030
American Italian Pasta Company, Class A *	1,049	29,005
Calavo Growers, Inc.	555	8,924
Cal-Maine Foods, Inc.	231	5,646
Chiquita Brands International, Inc. *	23,213	242,576
Coca-Cola Bottling Company Consolidated	144	7,024
Diamond Foods, Inc.	840	24,772

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Flowers Foods, Inc.	14,005	$296,486
Green Mountain Coffee Roasters, Inc. *	1,015	84,722
Heckmann Corp. * (a)	33,356	136,760
Lance, Inc.	453	9,662
M & F Worldwide Corp. *	596	9,983
National Beverage Corp. *	295	3,171
Smart Balance, Inc. *	3,055	22,607
Tootsie Roll Industries, Inc.	736	16,560
TreeHouse Foods, Inc. *	567	15,156

		929,084
Forest Products - 0.01%
Deltic Timber Corp.	271	9,100
Gas & Pipeline Utilities - 0.01%
Global Industries, Ltd. *	2,589	18,123
Gold - 0.20%
Gammon Gold, Inc. *	31,740	261,538
Healthcare Products - 6.09%
Accuray, Inc. *	2,286	14,082
Align Technology, Inc. *	2,926	34,615
American Medical Systems Holdings, Inc. *	34,668	525,913
Atrion Corp.	81	8,926
ATS Medical, Inc. *	2,375	7,125
Bruker BioSciences Corp. *	71,420	466,373
C.R. Bard, Inc.	14,600	1,043,754
Cantel Medical Corp. *	718	9,772
CardioNet, Inc. *	720	12,751
Clinical Data, Inc. *	417	5,104
Conceptus, Inc. *	1,559	24,710
Cryolife, Inc. *	39,492	185,217
Cyberonics, Inc. *	1,404	20,344
Cypress Biosciences, Inc. *	1,945	14,782
Haemonetics Corp. *	7,786	414,449
Hanger Orthopedic Group, Inc. *	1,581	23,241
Herbalife, Ltd.	2,053	59,968
ICU Medical, Inc. *	8,671	313,543
Insulet Corp. *	927	6,702
Kensey Nash Corp. *	266	6,661
Mannkind Corp. * (a)	2,881	18,957
Masimo Corp. *	2,488	59,563
Medicines Company *	2,685	20,567
Merit Medical Systems, Inc. *	1,369	18,742
Natus Medical, Inc. *	1,437	14,686
NutriSystem, Inc.	1,368	18,742
Nuvasive, Inc. * (a)	1,864	67,328
Orthofix International NV *	790	20,003
PSS World Medical, Inc. *	3,108	49,945
Sirona Dental Systems, Inc. *	986	19,395
Somanetics Corp. *	618	10,388
SonoSite, Inc. *	876	16,215
St. Jude Medical, Inc. *	27,900	1,088,658
Stereotaxis, Inc. *	1,610	5,587
STERIS Corp.	13,407	316,807
SurModics, Inc. *	760	15,025
Symmetry Medical, Inc. *	1,840	14,150
Synovis Life Technologies, Inc. *	24,365	473,168

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
The Cooper Companies, Inc.	53,800	$1,426,238
Thoratec Corp. *	2,897	72,657
TomoTherapy, Inc. *	1,807	4,138
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,333	11,410
USANA Health Sciences, Inc. *	317	8,407
Vnus Medical Technologies *	700	20,272
Volcano Corp. *	2,205	27,254
Wright Medical Group, Inc. *	60,551	944,596
Zoll Medical Corp. *	1,083	18,183

		7,979,113
Healthcare Services - 2.56%
Air Methods Corp. *	561	14,805
Alliance Imaging, Inc. *	1,313	9,060
Amedisys, Inc. *	1,399	42,558
AMN Healthcare Services, Inc. *	1,087	7,826
athenahealth, Inc. *	1,114	33,621
Brookdale Senior Living, Inc.	911	10,558
Catalyst Health Solutions, Inc. *	1,900	40,641
CorVel Corp. *	432	9,262
Emergency Medical Services Corp., Class A *	6,244	193,564
Emeritus Corp. *	1,105	15,879
Enzo Biochem, Inc. *	605	2,553
Gentiva Health Services, Inc. *	915	14,576
Healthcare Services Group, Inc.	1,932	33,771
Healthsouth Corp. *	4,519	53,505
Healthways, Inc. *	1,728	20,684
HLTH Corp. * (a)	4,971	58,608
ICON PLC, SADR *	17,706	308,793
IPC The Hospitalist Company *	701	17,455
LHC Group, Inc. *	8,291	191,273
Magellan Health Services, Inc. *	1,350	40,311
National Healthcare Corp.	334	12,829
Omnicare, Inc.	49,600	1,340,688
Palomar Medical Technologies, Inc. *	885	9,000
Phase Forward, Inc. *	21,232	297,248
Psychiatric Solutions, Inc. *	5,213	96,180
Star Scientific, Inc. *	3,314	16,570
Sun Healthcare Group, Inc. *	782	7,249
The Advisory Board Company *	796	18,467
The Ensign Group, Inc.	10,236	152,516
Town Sports International Holdings, Inc. *	883	3,453
US Physical Therapy, Inc. *	16,984	229,454
Virtual Radiologic Corp. *	367	2,811
WebMD Health Corp. *	468	12,711
WellCare Health Plans, Inc. *	1,410	26,790

		3,345,269
Homebuilders - 0.04%
Hovnanian Enterprises, Inc., Class A *	1,774	4,754
KB Home	1,188	17,820
M/I Homes, Inc.	448	5,179
Meritage Homes Corp. *	524	10,936
Ryland Group, Inc.	771	13,169

		51,858
Hotels & Restaurants - 1.64%
AFC Enterprises, Inc. *	1,299	9,041

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
BJ's Restaurants, Inc. *	17,741	$254,406
Bob Evans Farms, Inc.	11,679	301,318
Buffalo Wild Wings, Inc. * (a)	8,151	289,360
California Pizza Kitchen, Inc. *	1,176	16,405
CEC Entertainment, Inc. *	1,167	37,496
Choice Hotels International, Inc.	1,116	30,456
CKE Restaurants, Inc.	2,385	19,605
Denny's Corp. *	4,915	12,386
DineEquity, Inc.	494	13,699
Jack in the Box, Inc. *	13,510	355,313
Krispy Kreme Doughnuts, Inc. *	1,474	5,115
Morgans Hotel Group Company *	1,359	5,463
O'Charley's, Inc.	7,438	60,025
P.F. Chang's China Bistro, Inc. * (a)	9,466	302,344
Panera Bread Company, Class A *	1,502	79,966
Papa John's International, Inc. *	1,143	30,975
Peets Coffee & Tea, Inc. *	676	17,637
Red Robin Gourmet Burgers, Inc. *	11,006	190,404
Sonic Corp. *	2,954	27,856
Texas Roadhouse, Inc., Class A *	2,663	30,971
The Cheesecake Factory, Inc. *	2,913	49,841
The Steak & Shake Company *	627	5,436

		2,145,518
Household Appliances - 0.06%
National Presto Industries, Inc.	246	20,044
The Toro Company	1,868	57,534

		77,578
Household Products - 0.33%
Jarden Corp. *	24,580	437,032
Industrial Machinery - 1.24%
Actuant Corp., Class A	2,896	35,563
Badger Meter, Inc.	721	29,287
Dionex Corp. *	911	51,344
Flow International Corp. *	32,488	70,174
Gardner Denver, Inc. *	2,659	75,356
Gorman-Rupp Company	772	16,212
Graco, Inc.	3,058	68,163
IDEX Corp.	4,244	99,097
Lindsay Corp. (a)	599	19,084
Lufkin Industries, Inc.	267	12,117
Middleby Corp. *	855	38,398
NATCO Group, Inc. *	1,039	29,404
OYO Geospace Corp. *	244	3,782
Pall Corp.	36,900	947,592
Raser Technologies, Inc. * (a)	2,141	8,414
Robbins & Myers, Inc.	1,431	27,389
Rofin-Sinar Technologies, Inc. *	1,485	33,487
Valmont Industries, Inc.	943	64,699

		1,629,562
Industrials - 0.47%
Clean Harbors, Inc. *	6,496	354,162
EnergySolutions, Inc.	32,218	259,999

		614,161

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 2.22%
Ambac Financial Group, Inc.	14,749	$18,436
Amtrust Financial Services, Inc.	694	6,641
Citizens, Inc., Class A *	2,110	13,905
Crawford & Company, Class B *	697	3,109
Crawford & Company *	375	1,361
eHealth, Inc. *	1,095	17,520
Everest Re Group, Ltd.	17,600	1,218,448
Greenlight Capital Re, Ltd., Class A *	1,070	17,655
Infinity Property & Casualty Corp.	6,814	250,823
IPC Holdings, Ltd.	12,235	304,040
Life Partners Holdings, Inc.	381	6,054
MGIC Investment Corp.	2,248	9,801
Navigators Group, Inc. *	736	32,193
Radian Group, Inc.	1,458	4,126
RLI Corp.	938	43,955
Tower Group, Inc.	12,776	305,219
Universal Insurance Holdings, Inc.	461	2,365
W.R. Berkley Corp.	30,300	657,207

		2,912,858
International Oil - 0.05%
ATP Oil & Gas Corp. *	1,475	13,290
BPZ Energy, Inc. *	3,584	25,626
Cheniere Energy, Inc. *	2,473	10,263
Tesco Corp. *	1,637	14,569

		63,748
Internet Content - 0.51%
Dice Holdings, Inc. *	958	4,550
InfoSpace, Inc. *	621	4,347
Internet Capital Group, Inc. *	1,963	11,425
Liquidity Services, Inc. *	864	8,459
LoopNet, Inc. *	1,409	11,455
Move, Inc. *	80,954	170,003
RightNow Technologies, Inc. *	1,175	10,328
Sohu.com, Inc. *	1,566	98,877
TechTarget, Inc. *	640	2,573
TeleCommunication Systems, Inc. *	44,759	334,350
The Knot, Inc. *	1,410	11,534

		667,901
Internet Retail - 0.24%
1-800-Flowers.com, Inc., Class A *	1,370	3,192
Blue Nile, Inc. * (a)	744	34,150
Internet Brands, Inc., Class A *	1,156	7,780
Overstock.com, Inc. *	820	9,332
PetMed Express, Inc. *	16,598	242,663
Shutterfly, Inc. *	484	6,911
Stamps.com, Inc. *	739	6,562

		310,590
Internet Service Provider - 1.85%
Cogent Communications Group, Inc. *	2,162	16,885
Equinix, Inc. *	30,000	2,232,000
Netease.com, Inc., ADR *	4,020	139,012
Rackspace Hosting, Inc. *	2,400	28,008
Terremark Worldwide, Inc. *	2,145	10,789

		2,426,694

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software - 1.10%
Art Technology Group, Inc. *	87,099	$313,556
Chordiant Software, Inc. *	1,545	6,211
Cybersource Corp. *	31,267	406,471
DealerTrack Holdings, Inc. *	1,943	27,882
Digital River, Inc. *	1,902	72,523
eResearch Technology, Inc. *	2,221	13,304
F5 Networks, Inc. *	8,587	272,723
NIC, Inc. *	23,749	143,207
RealNetworks, Inc. *	4,855	12,429
S1 Corp. *	2,750	18,645
Sapient Corp. *	5,232	27,782
Switch & Data Facilities Company, Inc. *	1,154	15,175
TIBCO Software, Inc. *	8,984	59,564
VASCO Data Security International, Inc. *	1,534	11,367
Vignette Corp. *	1,217	15,748
Vocus, Inc. *	928	17,734

		1,434,321
Leisure Time - 0.99%
Bally Technologies, Inc. *	8,373	234,444
Brunswick Corp.	2,264	10,460
Cinemark Holdings, Inc.	585	6,213
Isle of Capri Casinos, Inc. *	899	11,813
LIFE TIME FITNESS, Inc. * (a)	1,835	33,911
Lions Gate Entertainment Corp. *	5,948	36,878
Marine Products Corp.	196	682
Monarch Casino & Resort, Inc. *	323	2,626
National Cinemedia, Inc.	2,160	27,022
Penn National Gaming, Inc. *	9,930	328,385
Perfect World Co, Ltd. *	16,930	358,747
Pinnacle Entertainment, Inc. *	1,078	11,481
Polaris Industries, Inc.	1,585	50,355
Scientific Games Corp., Class A *	3,577	63,778
Shuffle Master, Inc. *	2,755	12,094
Vail Resorts, Inc. *	660	18,143
WMS Industries, Inc. *	2,533	89,845

		1,296,877
Life Sciences - 0.29%
American Ecology Corp.	893	17,012
Celera Corp. *	39,198	296,729
Dawson Geophysical Company *	260	6,984
Halozyme Therapeutics, Inc. *	3,973	27,771
Incyte Corp. *	4,491	14,775
Sequenom, Inc. *	2,960	9,738
Symyx Technologies, Inc. *	1,735	8,398

		381,407
Liquor - 0.22%
Boston Beer Company, Inc. *	491	14,003
Central European Distribution Corp. *	10,680	268,816

		282,819
Manufacturing - 0.65%
Acuity Brands, Inc.	2,075	56,398
AptarGroup, Inc.	5,686	176,323
ATC Technology Corp. *	14,981	218,423
Blount International, Inc. *	727	6,099

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Ceradyne, Inc. *	441	$9,967
Coherent, Inc. *	1,250	24,400
ESCO Technologies, Inc. *	1,344	54,593
Force Protection, Inc. *	3,508	30,274
GenTek, Inc. *	530	12,450
Hexcel Corp. *	4,956	52,980
iRobot Corp. *	960	12,000
John Bean Technologies Corp.	1,414	21,267
K-Tron International, Inc. *	128	11,032
Mine Safety Appliances Company	1,746	40,891
Nordson Corp.	1,552	59,597
Raven Industries, Inc.	832	22,847
Smith & Wesson Holding Corp. *	2,436	12,862
Spartan Motors, Inc.	1,594	15,047
Sturm Ruger & Company, Inc.	978	11,609

		849,059
Medical Instruments - 0.00%
MAKO Surgical Corp. *	577	5,026
Medical-Drugs - 0.00%
SIGA Technologies, Inc. *	960	6,998
Medical-Hospitals - 1.31%
Cepheid, Inc. *	2,973	30,027
Clarient, Inc. *	1,496	4,114
DexCom, Inc. *	1,998	11,109
EV3, Inc. *	3,260	29,796
Exactech, Inc. *	424	6,784
Genoptix, Inc. *	10,287	299,146
IRIS International, Inc. *	19,697	235,379
MWI Veterinary Supply, Inc. *	591	17,275
Neogen Corp. *	3,788	83,488
Orthovita, Inc. *	3,508	13,015
Tenet Healthcare Corp. *	24,514	88,986
VCA Antech, Inc. *	36,646	889,398
Vital Images, Inc. *	716	8,349

		1,716,866
Metal & Metal Products - 1.90%
Ampco-Pittsburgh Corp.	222	5,763
Brush Engineered Materials, Inc. *	365	5,603
Crown Holdings, Inc. *	100,100	2,352,350
Dynamic Materials Corp.	651	11,679
Fushi Copperweld, Inc. *	503	4,270
Haynes International, Inc. *	400	9,180
Horsehead Holding Corp. *	1,810	12,996
L.B. Foster Company *	526	15,338
Matthews International Corp., Class A	1,584	45,223
Mueller Industries, Inc.	954	20,959
Sun Hydraulics, Inc.	225	3,578

		2,486,939
Mining - 0.23%
Allied Nevada Gold Corp. *	2,359	18,282
AMCOL International Corp.	1,171	25,071
General Moly, Inc. *	2,038	4,341
Hecla Mining Company *	3,900	14,469
Royal Gold, Inc.	1,986	92,488

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining (continued)
Stillwater Mining Company *	19,081	$141,009

		295,660
Mobile Homes - 0.01%
Thor Industries, Inc.	648	13,031
Office Furnishings & Supplies - 0.06%
Herman Miller, Inc.	965	13,732
Office Depot, Inc. *	9,173	42,746
OfficeMax, Inc.	1,959	16,162

		72,640
Oil & Gas Drilling - 0.07%
Atwood Oceanics, Inc. *	2,966	78,480
Precision Drilling Trust *	1,258	7,372

		85,852
Paper - 0.18%
Rock-Tenn Company, Class A	6,291	241,449
Petroleum Services - 2.40%
Approach Resources, Inc. *	638	5,704
Core Laboratories N.V. (a)	4,689	445,174
Delek US Holdings, Inc.	2,407	24,672
Dril-Quip, Inc. *	46,103	1,904,976
GulfMark Offshore, Inc. *	677	20,649
Hercules Offshore, Inc. * (a)	50,421	233,954
Hornbeck Offshore Services, Inc. *	9,818	272,351
Key Energy Services, Inc. *	3,112	20,072
Pioneer Drilling Company *	2,567	16,069
Rex Energy Corp. *	1,221	8,315
RPC, Inc.	1,511	15,639
SEACOR Holdings, Inc. *	342	26,132
Superior Energy Services, Inc. *	2,588	59,679
Superior Well Services, Inc. *	788	7,912
T-3 Energy Services, Inc. *	322	4,675
TETRA Technologies, Inc. *	1,926	16,756
Willbros Group, Inc. *	2,009	30,677
World Fuel Services Corp.	716	30,387

		3,143,793
Pharmaceuticals - 2.92%
Affymax, Inc. *	550	9,350
Akorn, Inc. *	2,981	3,219
Alexion Pharmaceuticals, Inc. *	10,623	387,740
Alkermes, Inc. *	4,853	39,503
Allos Therapeutics, Inc. *	2,082	15,157
American Oriental Bioengineering, Inc. *	2,089	10,132
Amicus Therapeutics, Inc. *	349	2,317
Array BioPharma, Inc. *	2,345	7,293
Auxilium Pharmaceuticals, Inc. *	2,180	51,077
BioMarin Pharmaceutical, Inc. *	5,128	71,689
Cadence Pharmaceuticals, Inc. *	640	6,784
Caraco Pharmaceutical Labs *	552	2,307
Cubist Pharmaceuticals, Inc. *	17,807	303,787
Emergent Biosolutions, Inc. *	13,305	145,557
Enzon Pharmaceuticals, Inc. *	2,312	18,542
Idenix Pharmaceuticals, Inc. *	755	2,567
Inspire Pharmaceuticals, Inc. *	2,181	8,942
Isis Pharmaceuticals, Inc. * (a)	20,761	286,502

The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
K-V Pharmaceutical Company, Class A *	1,134	$1,905
Ligand Pharmaceuticals, Inc., Class B *	5,214	15,538
MAP Pharmaceuticals, Inc. *	472	5,706
Medicis Pharmaceutical Corp., Class A	2,912	45,777
Noven Pharmaceuticals, Inc. *	1,278	14,186
NPS Pharmaceuticals, Inc. *	2,432	8,074
Onyx Pharmaceuticals, Inc. *	2,912	68,898
OSI Pharmaceuticals, Inc. *	2,960	100,048
Par Pharmaceutical Companies, Inc. *	1,771	23,643
PDL BioPharma, Inc.	3,989	27,724
Pharmasset, Inc. *	1,081	11,351
PharMerica Corp. *	1,565	27,450
POZEN, Inc. *	1,223	9,356
Questcor Pharmaceuticals, Inc. *	21,719	92,523
Regeneron Pharmaceuticals, Inc. *	3,193	48,885
Rigel Pharmaceuticals, Inc. *	1,225	10,217
Salix Pharmaceuticals, Ltd. *	2,468	22,409
Savient Pharmaceuticals, Inc. *	2,032	12,903
Sepracor, Inc. *	5,590	87,484
Sucampo Pharmaceuticals, Inc. *	402	2,255
Theravance, Inc. *	2,451	36,275
United Therapeutics Corp. *	20,912	1,676,097
Valeant Pharmaceuticals International *	3,976	91,408
ViroPharma, Inc. *	1,414	9,827
XOMA, Ltd. *	7,208	5,839

		3,828,243
Pollution Control - 0.01%
Fuel Tech, Inc. * (a)	862	8,413
Precious Metals - 0.00%
Coeur d'Alene Mines Corp. *	0	4
Publishing - 0.47%
Dolan Media Company *	20,047	277,250
John Wiley & Sons, Inc., Class A	2,265	71,597
Martha Stewart Living
Omnimedia, Inc., Class A *	1,379	4,482
The New York Times Company, Class A	2,444	16,130
VistaPrint, Ltd. *	6,496	248,732

		618,191
Railroads & Equipment - 0.36%
Genesee & Wyoming, Inc., Class A *	1,646	47,602
Kansas City Southern *	20,930	345,136
Wabtec Corp.	2,365	84,383

		477,121
Real Estate - 1.32%
Alexander's, Inc., REIT *	105	28,351
Annaly Capital Management, Inc., REIT	102,200	1,424,668
Ashford Hospitality Trust, Inc., REIT	4,000	16,200
Consolidated Tomoka Land Company	98	3,090
DuPont Fabros Technology, Inc., REIT	1,185	11,222
Equity Lifestyle Properties, Inc., REIT	1,222	47,951
Forest City Enterprises, Inc., Class A	3,779	26,793
Hilltop Holdings, Inc. *	812	9,655
Jones Lang LaSalle, Inc.	621	21,766
PICO Holdings, Inc. *	871	24,327

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
PS Business Parks, Inc., REIT	276	$12,384
Saul Centers, Inc., REIT	241	6,919
Tanger Factory Outlet Centers, Inc., REIT	813	26,309
Taubman Centers, Inc., REIT	2,724	67,392

		1,727,027
Retail - 2.47%
AnnTaylor Stores Corp. *	1,027	7,518
Cash America International, Inc.	12,880	296,497
Chico's FAS, Inc. *	138,104	1,347,895
Citi Trends, Inc. *	738	19,026
Coldwater Creek, Inc. *	3,044	11,567
Conn's, Inc. * (a)	23,230	231,603
DSW, Inc., Class A *	264	3,002
FGX International Holdings, Ltd. *	738	9,933
Finish Line, Inc.	28,810	199,077
Foot Locker, Inc.	24,160	268,418
J. Crew Group, Inc. *	2,567	66,383
Pantry, Inc. *	15,890	316,529
Retail Ventures, Inc. *	1,500	3,915
Saks, Inc. *	4,268	16,304
Shoe Carnival, Inc. *	8,286	88,080
Susser Holdings Corp. *	153	2,078
Systemax, Inc. *	375	4,601
Talbots, Inc.	831	2,784
The Dress Barn, Inc. *	20,356	322,235
Titan Machinery, Inc. *	680	8,541
Tween Brands, Inc. *	637	3,357

		3,229,343
Retail Grocery - 0.08%
Arden Group, Inc.	65	8,320
PriceSmart, Inc.	380	6,358
Spartan Stores, Inc.	1,140	14,147
The Great Atlantic & Pacific Tea Company,
Inc. *	1,777	7,037
United Natural Foods, Inc. *	2,093	47,574
Winn-Dixie Stores, Inc. *	1,813	27,666

		111,102
Retail Trade - 4.33%
99 Cents Only Stores *	880	8,246
Aaron, Inc., Class B	12,425	404,682
Aeropostale, Inc. *	3,431	118,781
Big Lots, Inc. *	4,217	97,033
BJ's Wholesale Club, Inc. *	1,963	69,176
Casey's General Stores, Inc.	2,610	65,850
Charlotte Russe Holding, Inc. *	1,078	10,942
Charming Shoppes, Inc. *	2,047	7,697
Children's Place Retail Stores, Inc. *	11,077	397,775
Dick's Sporting Goods, Inc. *	4,402	78,356
First Cash Financial Services, Inc. *	18,861	284,990
Fossil, Inc. *	2,394	53,578
Gaiam, Inc., Class A *	861	4,770
hhgregg, Inc. *	749	12,396
Hibbett Sports, Inc. *	12,263	221,102
Hot Topic, Inc. *	27,229	196,321
Kohl's Corp. *	41,000	1,741,270

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Lumber Liquidators, Inc. *	688	$10,423
NBTY, Inc. *	2,847	70,292
New York & Company, Inc. *	1,390	5,004
Pacific Sunwear of California, Inc. *	2,192	9,404
Pier 1 Imports, Inc. *	2,292	4,584
Rite Aid Corp. *	15,440	17,910
The Buckle, Inc.	9,320	333,470
The Wet Seal, Inc., Class A *	4,702	14,811
Tractor Supply Company *	37,164	1,426,354
Zumiez, Inc. *	1,063	9,482

		5,674,699
Sanitary Services - 1.06%
Darling International, Inc. *	4,203	31,817
Waste Connections, Inc. *	53,341	1,354,861

		1,386,678
Semiconductors - 3.43%
Actel Corp. *	463	5,223
Advanced Analogic Technologies, Inc. *	36,601	173,123
Advanced Energy Industries, Inc. *	859	8,117
American Superconductor Corp. *	2,112	58,883
Amkor Technology, Inc. *	6,109	27,735
Applied Micro Circuits Corp. *	3,361	26,283
Atmel Corp. *	21,852	84,130
ATMI, Inc. *	41,446	672,669
Brooks Automation, Inc. *	2,126	8,313
Cabot Microelectronics Corp. *	781	21,829
Cavium Networks, Inc. *	19,015	274,577
Cirrus Logic, Inc. *	3,183	12,382
Conexant Systems, Inc. *	2,555	2,964
Cymer, Inc. *	19,922	553,035
Cypress Semiconductor Corp. *	7,086	60,940
Diodes, Inc. *	1,700	26,129
Emcore Corp. *	2,481	3,250
Entegris, Inc. *	2,889	8,320
Fairchild Semiconductor International, Inc. *	2,225	15,708
FormFactor, Inc. *	2,519	45,720
Hittite Microwave Corp. *	1,016	36,454
International Rectifier Corp. *	2,412	34,902
IXYS Corp. *	1,180	11,175
Kopin Corp. *	3,481	13,715
Kulicke & Soffa Industries, Inc. *	1,936	8,925
Lattice Semiconductor Corp. *	2,075	4,108
Micrel, Inc.	822	6,042
Microsemi Corp. *	4,164	56,047
MKS Instruments, Inc. *	1,199	16,198
Monolithic Power Systems, Inc. *	16,674	345,318
Netlogic Microsystems, Inc. *	7,503	245,498
O2Micro International, Ltd., ADR *	72,493	282,723
OmniVision Technologies, Inc. *	1,670	19,021
ON Semiconductor Corp. *	20,041	137,281
Pericom Semiconductor Corp. *	1,296	12,247
PMC-Sierra, Inc. *	61,282	465,130
QLogic Corp. *	4,047	55,242
Rambus, Inc. *	2,545	32,958
Rubicon Technology, Inc. *	656	6,029

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Rudolph Technologies, Inc. *	972	$4,306
Semtech Corp. *	3,102	49,911
Silicon Laboratories, Inc. *	2,183	73,392
Silicon Motion Technology Corp., ADR * (a)	62,219	197,856
Teradyne, Inc. *	5,650	40,397
Tessera Technologies, Inc. *	2,489	58,566
Triquint Semiconductor, Inc. *	7,487	33,317
Ultratech, Inc. *	1,151	14,457
Varian Semiconductor Equipment Associates,
Inc. * (a)	3,750	88,200
Verigy, Ltd. *	3,036	36,432
Volterra Semiconductor Corp. *	1,161	15,859

		4,491,036
Software - 4.71%
ACI Worldwide, Inc. *	19,583	291,983
Actuate Corp. *	11,330	54,837
Advent Software, Inc. *	899	27,590
Allscripts Healthcare Solution, Inc. *	3,376	43,584
American Reprographics Company *	1,876	16,340
ANSYS, Inc. *	13,953	416,637
ArcSight, Inc. *	808	13,017
AsiaInfo Holdings, Inc. *	1,542	32,320
Aspen Technology, Inc. *	30,105	237,830
Blackbaud, Inc.	2,222	30,819
Blackboard, Inc. *	1,530	44,095
China Information Security Technology, Inc. *	1,335	3,698
Commvault Systems, Inc. *	66,023	815,384
Compuware Corp. *	4,432	33,816
Concur Technologies, Inc. *	2,115	62,392
Deltek, Inc. *	554	2,244
DemandTec, Inc. *	1,286	11,895
DivX, Inc. *	1,409	7,468
Double-Take Software, Inc. *	847	7,801
Ebix, Inc. *	11,253	356,383
Eclipsys Corp. *	2,884	42,539
Epicor Software Corp. *	2,615	13,441
EPIQ Systems, Inc. *	29,797	453,808
FARO Technologies, Inc. *	812	12,529
Genpact, Ltd. *	3,856	40,334
Innerworkings, Inc. *	1,496	6,971
Interactive Intelligence, Inc. *	657	8,554
Manhattan Associates, Inc. *	1,210	21,284
ManTech International Corp. *	8,106	310,865
MedAssets, Inc. *	1,384	21,881
MicroStrategy, Inc., Class A *	468	21,902
Monotype Imaging Holdings, Inc. *	576	3,254
MSCI, Inc. *	5,140	109,328
NetSuite, Inc. *	781	9,028
Omnicell, Inc. *	1,529	14,052
Omniture, Inc. *	71,713	847,648
OpenTV Corp., Class A *	4,488	7,854
Opnet Technologies, Inc. *	689	7,000
Pegasystems, Inc.	4,793	127,206
Progress Software Corp. *	1,024	22,958
PROS Holdings, Inc. *	923	7,356
Quality Systems, Inc.	947	47,284

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Quest Software, Inc. *	3,403	$43,967
Riverbed Technology, Inc. *	2,841	57,076
Smith Micro Software, Inc. *	22,680	221,357
Soapstone Networks, Inc. *	45,018	170,618
Solera Holdings, Inc. *	17,748	406,429
SPSS, Inc. *	935	31,201
Sybase, Inc. *	9,794	318,599
Synchronoss Technologies, Inc. *	1,031	12,516
Taleo Corp. *	1,316	20,398
Tradestation Group, Inc. *	620	5,084
Ultimate Software Group, Inc. *	7,502	152,366
VeriFone Holdings, Inc. *	3,903	29,780
Websense, Inc. *	1,497	27,171

		6,163,771
Steel - 0.30%
AK Steel Holding Corp.	21,420	306,306
Northwest Pipe Company *	165	6,432
Schnitzer Steel Industries, Inc.	1,117	60,921
Worthington Industries, Inc.	1,620	22,664

		396,323
Telecommunications Equipment &
Services - 9.87%
ADC Telecommunications, Inc. *	1,734	12,207
ADTRAN, Inc.	18,382	381,978
Airvana, Inc. *	1,286	7,562
Alaska Communications Systems Group, Inc.	2,240	15,165
Amdocs, Ltd. *	63,700	1,378,468
American Tower Corp., Class A *	61,400	1,956,818
Applied Signal Technology, Inc.	11,187	234,144
Arris Group, Inc. *	3,160	38,299
Aruba Networks, Inc. *	3,029	19,719
Atheros Communications, Inc. *	20,654	346,161
Cbeyond Communications, Inc. *	1,168	20,078
Centennial Communications Corp., Class A *	4,468	37,576
Ciena Corp. *	3,026	33,286
CommScope, Inc. *	55,796	1,464,087
Comtech Telecommunications Corp. *	12,031	350,583
CPI International, Inc. *	381	4,164
FiberTower Corp. *	3,011	2,258
Finisar Corp. *	20,646	13,420
General Communication, Inc., Class A *	1,669	11,032
GeoEye, Inc. *	19,937	427,848
Global Crossing, Ltd. *	1,456	12,201
Globecomm Systems, Inc. *	36,296	234,835
Harmonic, Inc. *	4,879	28,201
Hughes Communications, Inc. *	497	10,894
ICO Global Communications Holdings, Ltd. *	6,318	4,107
Infinera Corp. *	4,358	37,304
InterDigital, Inc. *	2,219	56,851
J2 Global Communications, Inc. *	2,257	50,331
JDS Uniphase Corp. *	3,865	20,832
Mastec, Inc. *	149,800	1,939,910
NeuStar, Inc., Class A *	4,049	81,182
Neutral Tandem, Inc. *	13,854	401,766
NICE Systems, Ltd., ADR *	17,437	400,354

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Oplink Communications, Inc. *	24,616	$283,084
OpNext, Inc. *	1,170	2,913
PAETEC Holding Corp. *	6,512	19,927
Polycom, Inc. *	4,292	74,295
Powerwave Technologies, Inc. *	3,380	4,563
Premiere Global Services, Inc. *	159,028	1,903,565
RCN Corp. *	1,885	10,368
SAVVIS, Inc. *	1,922	22,622
Shenandoah Telecommunications Company	1,149	22,187
ShoreTel, Inc. *	2,250	13,748
Sonus Networks, Inc. *	4,906	11,039
Starent Networks Corp. * (a)	17,061	360,499
Tekelec, Inc. *	1,531	25,001
TW Telecom, Inc. *	7,654	90,776
Viasat, Inc. *	1,432	35,915
Vonage Holdings Corp. *	3,620	1,665

		12,915,788
Tobacco - 0.02%
Alliance One International, Inc. *	4,340	20,658
Transportation - 0.64%
Excel Maritime Carriers, Ltd. (a)	29,860	319,502
Genco Shipping & Trading, Ltd.	5,894	154,128
Kirby Corp. *	2,605	87,580
Marten Transport, Ltd. *	9,201	196,257
Patriot Transportation Holding, Inc. *	86	7,440
Saia, Inc. *	694	9,543
UTI Worldwide, Inc. *	4,871	63,859

		838,309
Transport-Marine - 0.03%
American Commercial Lines, Inc. *	1,951	34,513
Travel Services - 0.02%
Ambassadors Group, Inc.	879	10,838
Interval Leisure Group, Inc. *	2,020	19,331

		30,169
Trucking & Freight - 2.52%
Arkansas Best Corp.	6,875	193,256
Celadon Group, Inc. *	37,553	285,027
Forward Air Corp.	1,486	31,682
Heartland Express, Inc.	20,057	314,895
Hub Group, Inc., Class A *	14,860	293,634
Knight Transportation, Inc.	3,237	57,424
Landstar Systems, Inc.	2,654	100,852
Navistar International Corp. *	49,700	1,978,557
Old Dominion Freight Lines, Inc. *	1,436	42,290
YRC Worldwide, Inc. *	1,521	3,924

		3,301,541
Utility Service - 0.03%
Cal Dive International, Inc. *	2,422	24,438
Consolidated Water Company, Ltd.	709	11,067

		35,505

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Treatment Systems - 0.01%
Energy Recovery, Inc. *	1,669	$13,319

TOTAL COMMON STOCKS (Cost $115,118,228)		$127,439,712

INVESTMENT COMPANIES - 0.81%
Investment Companies - 0.81%
iShares Russell 2000 Growth Index Fund	19,220	1,058,253

TOTAL INVESTMENT COMPANIES (Cost $1,046,183)		$1,058,253

RIGHTS - 0.00%
Oil & Gas Drilling - 0.00%
Precision Drilling Trust *	1,258	503

TOTAL RIGHTS (Cost $0)		$503

SHORT TERM INVESTMENTS - 3.56%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$466,748	$4,667,478

TOTAL SHORT TERM INVESTMENTS
(Cost $4,667,478)		$4,667,478

REPURCHASE AGREEMENTS - 3.20%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$4,187,024 on 06/01/2009,
collateralized by $850,000 U.S.
Treasury Bills, 0% due 11/27/2009
(valued at $848,725, including
interest) and $2,625,000 Federal
Home Loan Mortgage Corp.,
2.875% due 04/30/2010 (valued at
$2,684,063, including interest) and
$675,000 Federal Home Loan
Mortgage Corp., 4.50% due
01/15/2013 (valued at $743,344,
including interest)	$4,187,000	$4,187,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,187,000)		$4,187,000

Total Investments (Smaller Company Growth Fund)
(Cost $125,018,889) - 104.92%		$137,352,946
Other assets and liabilities, net - (4.92)%		(6,440,650)

TOTAL NET ASSETS - 100.00%		$130,912,296

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 16.56%
Aerospace - 0.17%
Boeing Company	31,200	$1,399,320
Air Travel - 0.08%
Southwest Airlines Company	95,900	646,366

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aluminum - 0.05%
Alcoa, Inc.	47,900	$441,638
Auto Parts - 0.08%
Genuine Parts Company	19,200	642,816
Banking - 0.67%
Allied Irish Banks PLC - London Exchange	67,013	130,064
Bank of New York Mellon Corp.	67,100	1,864,038
KeyCorp	84,900	424,500
Marshall & Ilsley Corp. (a)	31,700	208,586
SunTrust Banks, Inc.	53,000	698,010
U.S. Bancorp	110,600	2,123,520

		5,448,718
Biotechnology - 0.12%
Amgen, Inc. *	19,200	958,848
Broadcasting - 0.03%
CBS Corp., Class B	36,750	271,215
Building Materials & Construction - 0.11%
Masco Corp.	82,100	850,556
Business Services - 0.21%
Accenture, Ltd., Class A	10,300	308,279
Computer Sciences Corp. *	28,800	1,222,848
H & R Block, Inc.	13,800	201,480

		1,732,607
Cable & Television - 0.33%
Cablevision Systems Corp., Class A	45,900	873,477
Time Warner, Inc.	77,033	1,804,113

		2,677,590
Cellular Communications - 0.06%
Vodafone Group PLC	258,900	487,223
Chemicals - 0.18%
E.I. Du Pont de Nemours & Company	42,900	1,221,363
Huntsman Corp.	34,725	219,462

		1,440,825
Coal - 0.08%
CONSOL Energy, Inc.	15,300	629,748
Computers & Business Equipment - 0.17%
Cisco Systems, Inc. *	31,500	582,750
Dell, Inc. *	71,900	832,602

		1,415,352
Construction Materials - 0.18%
USG Corp. *	30,100	361,200
Vulcan Materials Company (a)	24,000	1,062,960

		1,424,160
Cosmetics & Toiletries - 0.26%
International Flavors & Fragrances, Inc.	33,600	1,071,840
Kimberly-Clark Corp.	19,200	996,288

		2,068,128
Crude Petroleum & Natural Gas - 0.11%
Sunoco, Inc.	27,900	848,997
Drugs & Health Care - 0.28%
Wyeth	50,300	2,256,458

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.13%
Cooper Industries, Ltd., Class A	24,000	$787,680
General Cable Corp. *	6,650	254,296

		1,041,976
Electrical Utilities - 0.66%
Constellation Energy Group, Inc.	24,000	654,720
Entergy Corp.	16,300	1,216,306
FirstEnergy Corp.	14,400	544,176
PG&E Corp.	24,000	881,040
Pinnacle West Capital Corp.	24,000	663,600
Teco Energy, Inc.	24,100	270,402
Xcel Energy, Inc.	63,270	1,085,080

		5,315,324
Electronics - 0.04%
Harman International Industries, Inc.	17,700	329,928
Energy - 0.32%
Duke Energy Corp.	73,890	1,045,543
NRG Energy, Inc. *	15,700	353,250
Progress Energy, Inc.	33,250	1,180,708

		2,579,501
Financial Services - 2.17%
American Express Company	91,100	2,263,835
Bank of America Corp.	254,701	2,870,480
Capital One Financial Corp.	32,600	796,744
Federal National Mortgage Association	40,214	29,356
Goldman Sachs Group, Inc.	13,700	1,980,609
JPMorgan Chase & Company	146,050	5,389,245
Legg Mason, Inc.	18,200	350,896
SLM Corp. *	94,200	622,662
UBS AG - CHF *	45,551	688,664
Wells Fargo & Company	100,700	2,567,850

		17,560,341
Food & Beverages - 0.66%
Anheuser-Busch InBev NV	21,600	763,451
B&G Foods, Inc.	34,450	492,980
Hershey Company	64,700	2,278,734
Kraft Foods, Inc., Class A	45,600	1,190,616
McCormick & Company, Inc.	19,200	585,984

		5,311,765
Forest Products - 0.06%
Weyerhaeuser Company	14,400	483,552
Gas & Pipeline Utilities - 0.20%
NiSource, Inc.	92,000	983,480
Spectra Energy Corp.	37,300	598,665
Williams Companies, Inc.	270	4,531

		1,586,676
Healthcare Products - 0.16%
Johnson & Johnson	24,000	1,323,840
Healthcare Services - 0.08%
WellPoint, Inc. *	14,400	670,608
Homebuilders - 0.04%
D.R. Horton, Inc.	31,500	290,115

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants - 0.12%
Marriott International, Inc., Class A	40,800	$953,088
Household Appliances - 0.21%
Black & Decker Corp.	12,700	407,289
Whirlpool Corp. (a)	31,500	1,327,410

		1,734,699
Household Products - 0.21%
Fortune Brands, Inc.	47,900	1,676,979
Industrial Machinery - 0.20%
Deere & Company	33,600	1,460,592
Pall Corp.	6,800	174,624

		1,635,216
Industrials - 0.42%
General Electric Company	254,100	3,425,268
Insurance - 0.55%
Chubb Corp.	14,400	570,960
Lincoln National Corp.	52,500	994,875
Marsh & McLennan Companies, Inc.	76,700	1,451,164
Progressive Corp. *	43,200	696,816
The Travelers Companies, Inc.	17,700	719,682

		4,433,497
International Oil - 2.05%
Anadarko Petroleum Corp.	30,300	1,447,734
BP PLC, SADR	36,000	1,782,000
Chevron Corp.	57,500	3,833,525
ConocoPhillips	10,500	481,320
Exxon Mobil Corp.	57,500	3,987,625
Murphy Oil Corp.	36,000	2,124,360
Royal Dutch Shell PLC, ADR	55,100	2,970,441

		16,627,005
Internet Content - 0.13%
Yahoo!, Inc. *	67,100	1,062,864
Internet Retail - 0.10%
eBay, Inc. *	47,900	843,998
Leisure Time - 0.24%
Lakes Gaming, Inc. *	22,900	70,990
MGM Mirage, Inc. *	46,600	347,636
Walt Disney Company	62,300	1,508,906

		1,927,532
Manufacturing - 0.70%
3M Company	36,000	2,055,600
Eaton Corp.	10,200	443,700
Harley-Davidson, Inc.	34,600	587,162
Honeywell International, Inc.	31,200	1,034,592
Illinois Tool Works, Inc.	47,900	1,546,691

		5,667,745
Mining - 0.02%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	3,475	189,144
Office Furnishings & Supplies - 0.11%
Avery Dennison Corp.	31,200	859,872

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper - 0.31%
International Paper Company	97,500	$1,401,075
MeadWestvaco Corp.	42,900	685,113
WPP PLC	53,100	397,621

		2,483,809
Petroleum Services - 0.31%
BJ Services Company	26,200	409,768
Complete Production Services, Inc. *	43,500	307,980
Schlumberger, Ltd.	31,200	1,785,576

		2,503,324
Pharmaceuticals - 0.48%
Bristol-Myers Squibb Company	57,500	1,145,400
Eli Lilly & Company	38,400	1,327,488
Merck & Company, Inc.	49,000	1,351,420
Pfizer, Inc.	4,815	73,140

		3,897,448
Publishing - 0.27%
McGraw-Hill Companies, Inc.	55,100	1,657,959
The New York Times Company, Class A (a)	73,800	487,080

		2,145,039
Railroads & Equipment - 0.02%
Norfolk Southern Corp.	4,800	178,560
Real Estate - 0.00%
Weingarten Realty Investors, REIT	1,271	20,183
Retail Trade - 0.61%
Bed Bath & Beyond, Inc. *	54,800	1,540,428
Home Depot, Inc.	93,500	2,165,460
Macy's, Inc.	33,600	392,448
Tiffany & Company	28,800	817,056

		4,915,392
Semiconductors - 0.30%
Analog Devices, Inc.	50,300	1,227,823
Applied Materials, Inc.	43,000	484,180
Intel Corp.	47,700	749,844

		2,461,847
Software - 0.23%
Microsoft Corp.	88,700	1,852,943
Steel - 0.19%
Nucor Corp.	34,500	1,514,895
Telephone - 0.80%
AT&T, Inc.	117,320	2,908,363
Qwest Communications International, Inc. (a)	239,700	1,045,092
Sprint Nextel Corp. *	204,975	1,055,621
Verizon Communications, Inc.	50,100	1,465,926

		6,475,002
Toys, Amusements & Sporting Goods - 0.11%
Mattel, Inc.	58,500	913,185
Trucking & Freight - 0.18%
United Parcel Service, Inc., Class B	28,800	1,472,832

TOTAL COMMON STOCKS (Cost $175,534,433)		$134,005,557

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.25%
Banking - 0.05%
Bank of America Corp., Series L, 7.25%	550	$418,000
Broadcasting - 0.01%
Spanish Broadcasting System, Series
B, 10.75% (e)	308	77,000
Financial Services - 0.00%
Federal Home Loan Mortgage Corp., Series Z * (i)	7,400	3,848
Federal National Mortgage Association,
Series S * (i)	6,125	4,104

		7,952
Telecommunications Equipment &
Services - 0.19%
Crown Castle International Corp., 6.25%	12,050	586,473
Lucent Technologies Capital Trust I, 7.75%	1,900	950,000

		1,536,473

TOTAL PREFERRED STOCKS (Cost $3,165,829)		$2,039,425

TERM LOANS - 2.41%
Aerospace - 0.05%
BE Aerospace, Inc.
5.75% due 07/28/2014 (b)	248,125	239,130
Vought Aircraft Industries, Inc.
2.82% due 12/22/2011 (b)	250,000	200,000

		439,130

Auto Parts - 0.03%
Goodyear Tire & Rubber Company
2.070% due 04/30/2014 (b)	250,000	209,023
Automobiles - 0.30%
Ford Motor Company
3.613% due 12/15/2013 (b)	2,490,453	1,762,775
General Motors Corp.
6.00% due 11/29/2013 (b)	750,000	702,500

		2,465,275
Biotechnology - 0.03%
Invitrogen Corp.
5.25% due 09/15/2015 (b)	248,750	248,097
Business Services - 0.02%
First Data Corp.
3.34% due 09/24/2014 (b)	248,737	182,356
Cable & Television - 0.14%
CSC Holdings, Inc.
8.125% due 07/15/2009 (b)	452,703	431,878
Mediacom Broadband LLC
6.50% due 01/31/2015 (b)	246,878	245,335
Univision Communications, Inc.
7.60% due 09/29/2014 (b)	250,000	170,375
Weather Channel Company
7.25% due 07/25/2015 (b)	248,127	246,731

		1,094,319
Chemicals - 0.03%
Celanese Holdings LLC
2.942% due 03/30/2014 (b)	247,475	223,796

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Commercial Services - 0.05%
Aramark Corp., Tranche B
7.485% due 01/26/2017 (b)	$440,892	$400,771
Computers & Business Equipment - 0.08%
Palm, Inc.
8.3775% due 04/24/2014 (b)	985,000	659,950
Containers & Glass - 0.09%
Graham Packaging Company
2.688% due 10/07/2011 (b)	736,929	692,976
Crude Petroleum & Natural Gas - 0.13%
Quicksilver Resources, Inc.
7.75% due 08/08/2013 (b)	1,097,341	1,075,394
Electrical Utilities - 0.05%
Calpine Corp.
5.725% due 03/29/2014 (b)	247,494	213,580
Texas Competitive Electric LLC
8.396% due 10/10/2014 (b)	247,487	168,910

		382,490
Electronics - 0.09%
Dresser, Inc.
6.085% due 05/04/2015 (b)	1,250,000	760,938
Energy - 0.05%
Hercules Offshore Term Loan
7.36% due 07/11/2013	250,000	200,417
Mirant North America LLC
4.1313% due 01/03/2013 (b)	224,962	208,893

		409,310

Financial Services - 0.24%
Nuveen Investments, Inc.
3.333% due 11/09/2014 (b)	1,244,981	889,124
Pinnacle Foods Finance LLC
9.25% due 04/01/2015 (b)	1,239,912	1,047,504

		1,936,628
Food & Beverages - 0.06%
Wrigley WM Jr. Company
6.50% due 10/06/2014	493,750	494,417
Healthcare Products - 0.05%
Bausch & Lomb, Inc.
9.00% due 04/30/2015 (b)	248,994	216,625
Boston Scientific Corp.
2.947% due 04/21/2011 (b)	205,752	193,793

		410,418

Healthcare Services - 0.10%
DaVita, Inc.
1.82% due 10/05/2011 (b)	221,154	187,981
Healthsouth Corp.
10.00% due 06/10/2013 (b)	219,954	201,991
Iasis Healthcare Corp.
10.605% due 06/16/2011 (b)	598,577	436,961

		826,933
Hotels & Restaurants - 0.02%
OSI Restaurant Partners, Inc.
zero coupon due 06/14/2014 (b)(k)	250,000	183,333

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Insurance - 0.03%
HUB International Holdings, Inc.
3.72% due 06/13/2014 (b)	$247,508	$205,741
Leisure Time - 0.14%
Harrah's Operating Company, Inc.
4.09% due 01/28/2015	750,000	575,893
Isle of Capri Casinos, Inc.
2.0688% due 11/25/2013 (b)	500,000	422,500
Town Sports International, Inc.
7.125% due 03/01/2014 (b)	245,000	164,150

		1,162,543

Medical-Hospitals - 0.14%
Community Health Systems, Inc.
2.882% due 07/25/2014 (b)(k)	245,486	217,813
HCA, Inc.
4.6963% due 11/18/2012 (b)	1,008,887	902,610

		1,120,423

Paper - 0.05%
Domtar Corp.
3.7794% due 03/07/2014 (b)	237,910	218,962
Georgia-Pacific Corp.
4.7274% due 12/20/2012 (b)	221,412	205,165

		424,127

Publishing - 0.02%
Local Insight Regatta Holdings, Inc.
7.75% due 04/23/2015	250,000	132,187
Retail - 0.03%
Supervalu, Inc.
1.194% due 06/20/2011	236,111	220,174
Software - 0.02%
Infor Global Solutions
6.569% due 03/15/2014 (b)	500,000	170,000
Telecommunications Equipment &
Services - 0.37%
Fairpoint Communications, Inc.
5.283% due 03/31/2014	750,000	525,938
SBA Communications Corp.
1.994% due 11/01/2010	496,610	441,983
Trilogy International Partners
8.86% due 06/27/2012 (b)	500,000	260,000
West Corp.
2.733% due 10/24/2013 (b)	497,462	471,967
Wind Acquisition Finance SA, Series B
3.40% due 12/07/2011 (b)	1,416,241	1,270,191

		2,970,079

TOTAL TERM LOANS (Cost $19,805,530)		$19,500,828

U.S. TREASURY OBLIGATIONS - 2.02%
Treasury Inflation Protected
Securities (d) - 0.41%
1.625% due 01/15/2018	152,265	151,837
1.75% due 01/15/2028	147,190	135,690
2.00% due 07/15/2014 to 01/15/2016	1,030,016	1,062,795
2.50% due 01/15/2029	44,573	46,341

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
Treasury Inflation Protected
Securities (d) (continued)
1.375% due 07/15/2018	$2,011,807	$1,967,169

		3,363,832

U.S. Treasury Bonds - 0.33%
3.50% due 02/15/2039	570,000	491,181
6.125% due 08/15/2029 ***	915,000	1,134,028
7.125% due 02/15/2023	410,000	534,025
7.25% due 08/15/2022	370,000	484,931

		2,644,165

U.S. Treasury Notes - 1.27%
1.125% due 01/15/2012	680,000	678,300
2.00% due 09/30/2010	725,000	738,622
2.25% due 05/31/2014	5,270,000	5,245,910
3.125% due 09/30/2013	505,000	527,370
4.00% due 08/15/2018	915,000	955,245
4.50% due 04/30/2012	1,930,000	2,104,152

		10,249,599

U.S. Treasury Strips - 0.01%
zero coupon due 05/15/2021	180,000	105,914

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,258,240)		$16,363,510

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.09%
Federal Home Loan Bank - 0.08%
5.791% due 10/01/2037 (b)	639,022	668,854
Federal Home Loan Mortgage Corp. - 2.57%
4.125% due 10/18/2010	1,750,000	1,834,600
4.45% due 07/01/2035 (b)	37,864	38,766
4.50% due 11/01/2018 to 06/01/2019	693,307	717,626
4.618% due 06/01/2038 (b)	208,596	216,455
4.631% due 07/01/2035 (b)	104,668	108,441
4.71% due 02/01/2035 to 07/01/2038 (b)	544,170	563,113
5.00% due 10/01/2018 to 12/01/2035	4,830,074	4,969,514
5.053% due 11/01/2035 (b)	36,330	37,976
5.056% due 03/01/2036 (b)	87,316	91,254
5.14% due 01/01/2036 (b)	799,940	829,014
5.153% due 09/01/2035 (b)	142,554	148,930
5.265% due 09/01/2032 (b)	5,959	6,151
5.313% due 02/01/2037 (b)	187,092	195,219
5.34% due 02/01/2037 to 04/01/2037 (b)	1,049,270	1,095,349
5.346% due 01/01/2036 to 05/01/2037 (b)	139,065	145,271
5.40% due 02/01/2038 (b)	412,053	430,432
5.444% due 02/01/2037 (b)	844,116	881,739
5.50% due 03/01/2018 to 12/01/2034	591,484	618,833
5.508% due 10/01/2036 (b)	524,958	546,115
5.90% due 02/01/2037 (b)	217,309	226,999
5.984% due 12/01/2036 (b)	592,941	618,739
6.00% due 11/01/2011 to 08/01/2038	2,897,512	3,049,137
5.997% due 11/01/2036 to 01/01/2037 (b)	605,690	632,794
6.018% due 10/01/2036 (b)	733,115	763,334
6.105% due 10/01/2036 (b)	578,424	603,858
6.208% due 08/01/2036 (b)	717,816	749,966
6.50% due 05/01/2017 to 01/01/2036	557,433	596,762
7.00% due 02/01/2024 to 06/01/2032	39,518	42,944
7.50% due 05/01/2024 to 06/01/2024	3,794	4,134

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
10.50% due 05/01/2019	$182	$204

		20,763,669

Federal National Mortgage
Association - 6.67%
3.506% due 10/01/2033 (b)	92,588	93,513
3.732% due 07/01/2027 (b)	1,460	1,476
3.875% due 07/12/2013	1,795,000	1,895,335
4.50% due 05/01/2019 to 09/01/2035	2,719,472	2,802,598
4.597% due 07/01/2035 (b)	115,048	118,457
4.762% due 11/01/2035 (b)	156,579	160,720
4.789% due 09/01/2035 (b)	494,018	516,306
4.821% due 04/01/2038 (b)	224,933	234,264
4.843% due 05/01/2038 (b)	130,705	136,215
4.861% due 05/01/2038 (b)	418,472	436,187
4.876% due 05/01/2038 (b)	374,133	389,650
4.894% due 08/01/2038 (b)	384,866	400,168
5.00% due 03/01/2018 to 02/01/2036	6,743,287	6,982,639
5.319% due 12/01/2035 (b)	30,432	31,936
5.345% due 12/01/2035 (b)	186,205	195,523
5.412% due 09/01/2037 (b)	408,657	428,288
5.458% due 06/01/2037 (b)	126,407	132,451
5.487% due 01/01/2019 (b)	980	1,004
5.50% due 07/01/2013 to 08/01/2037	20,205,689	21,020,992
5.513% due 01/01/2037 (b)	236,780	248,310
5.524% due 12/01/2035 (b)	55,358	58,158
5.532% due 07/01/2036 (b)	185,333	193,441
5.626% due 12/01/2035 (b)	82,803	87,009
5.809% due 08/01/2037 (b)	261,434	274,735
5.984% due 09/01/2036 (b)	253,186	265,467
5.986% due 08/01/2036 (b)	590,090	617,873
6.00% due 03/01/2021 to 09/01/2038	8,688,199	9,159,875
6.032% due 12/01/2036 (b)	475,997	499,116
6.50% due 06/01/2013 to 04/01/2038	5,680,107	6,083,319
7.00% due 12/01/2029 to 04/01/2037	79,046	85,824
7.125% due 01/15/2030	365,000	467,603

		54,018,452

Government National Mortgage
Association - 9.77%
4.00% due 09/15/2018	502,352	512,027
4.50% due 09/15/2018 to 05/20/2039	4,415,549	4,477,103
5.00% due 02/15/2018 to 07/20/2038	15,215,202	15,742,424
5.50% due 02/15/2029 to 04/20/2039	26,673,128	27,822,546
6.00% due 07/20/2012 to 04/20/2039	19,476,536	20,537,942
6.50% due 12/15/2014 to 08/15/2037	7,432,542	7,956,141
7.00% due 04/15/2017 to 10/20/2036	1,840,391	1,999,612
9.25% due 10/15/2016 to 12/15/2019	4,315	4,791
9.50% due 08/15/2009 to 10/15/2009	164	166
9.75% due 07/15/2017 to 02/15/2021	3,943	4,471
10.25% due 05/15/2020 to 11/15/2020	4,350	5,045
11.75% due 08/15/2013	1,149	1,294
12.00% due 10/15/2010 to 12/15/2012	173	188
12.25% due 03/15/2014 to 07/20/2015	1,038	1,207
12.50% due 06/15/2010	1,211	1,265

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
12.75% due 12/20/2013 to 11/20/2014		$869	$1,016

			79,067,238

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $148,328,114)			$154,518,213

FOREIGN GOVERNMENT OBLIGATIONS - 12.28%
Argentina - 0.02%
Republic of Argentina
7.875% due 04/11/2011		200,100	166,083
Austria - 0.02%
Republic of Austria
6.25% due 07/15/2027	EUR	94,000	156,146
Belgium - 0.19%
Kingdom of Belgium
3.00% due 03/28/2010		540,000	776,062
4.25% due 09/28/2013		197,000	294,025
5.00% due 03/28/2035		322,000	470,534

			1,540,621

Brazil - 1.29%
Federative Republic of Brazil
5.875% due 01/15/2019		$275,000	277,676
6.00% due 01/17/2017		205,000	210,849
6.00% due 05/15/2015	BRL	185,000	166,873
7.125% due 01/20/2037		$985,000	1,053,950
8.75% due 02/04/2025		475,000	574,750
8.875% due 10/14/2019		500,000	613,750
10.00% due 01/01/2012	BRL	2,810,000	1,462,011
10.00% due 01/01/2014		7,227,000	3,619,744
10.00% due 01/01/2017		3,557,000	1,719,349
11.00% due 08/17/2040		$550,000	728,508

			10,427,460

Canada - 0.51%
Government of Canada
3.50% due 06/01/2013	CAD	415,000	398,556
3.75% due 06/01/2019		1,950,000	1,832,634
4.25% due 06/01/2018		82,000	80,758
5.00% due 06/01/2037		505,000	537,495
5.75% due 06/01/2033		331,000	377,696
Province of Ontario
5.00% due 03/08/2014		885,000	879,520

			4,106,659

Colombia - 0.03%
Republic of Colombia
7.375% due 09/18/2037		$200,000	202,700
7.375% due 09/18/2037		50,000	51,083

			253,783

Denmark - 0.09%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	3,277,000	675,501
7.00% due 11/10/2024		364,000	89,342

			764,843

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
France - 0.92%
Government of France
4.00% due 04/25/2013	EUR	769,000	$1,145,438
4.25% due 10/25/2017		2,546,000	3,734,190
5.50% due 04/25/2029		312,000	495,639
5.75% due 10/25/2032		990,000	1,633,779
Societe Financement de l'Economie Francaise
3.25% due 01/16/2014		278,000	398,381

			7,407,427

Gabon - 0.06%
Republic of Gabon
8.20% due 12/12/2017		$500,000	448,905
Germany - 0.59%
Federal Republic of Germany
3.50% due 01/04/2016	EUR	37,000	53,541
3.75% due 01/04/2015		41,000	60,620
4.00% due 01/04/2037		906,000	1,197,059
4.00% due 01/04/2018		179,000	262,909
4.75% due 07/04/2028		150,000	221,313
4.75% due 07/04/2034		287,000	420,569
5.25% due 01/04/2011		1,699,000	2,552,256

			4,768,267

Ghana - 0.08%
Republic of Ghana
8.50% due 10/04/2017		$700,000	560,994
8.50% due 10/04/2017		150,000	120,750

			681,744

Greece - 0.37%
Republic of Greece
3.70% due 07/20/2015	EUR	115,000	156,780
4.60% due 05/20/2013		395,000	577,263
5.25% due 05/18/2012		720,000	1,080,961
6.00% due 05/19/2010		810,000	1,194,954

			3,009,958

Grenada - 0.02%
Government of Grenada
2.50% due 09/15/2025 (e)		$430,000	152,650
Hungary - 0.01%
Republic of Hungary
6.75% due 02/24/2017	HUF	22,240,000	90,736
Indonesia - 0.32%
Republic of Indonesia
6.625% due 02/17/2037		$100,000	85,228
6.875% due 03/09/2017		100,000	97,554
6.875% due 01/17/2018		950,000	904,875
7.75% due 01/17/2038		300,000	287,010
9.50% due 06/15/2015	IDR	1,500,000,000	142,977
10.375% due 05/04/2014		$100,000	114,750
11.625% due 03/04/2019		750,000	941,250

			2,573,644

Iraq - 0.21%
Republic of Iraq
5.80% due 01/15/2028		2,757,000	1,730,017

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Ireland - 0.02%
Republic of Ireland
4.00% due 04/18/2010	EUR	96,000	$137,983
Italy - 0.84%
Republic of Italy
4.00% due 02/01/2037		1,000,000	1,165,199
4.25% due 08/01/2014		1,302,000	1,908,630
5.25% due 09/20/2016		$450,000	462,895
5.25% due 08/01/2017	EUR	1,052,000	1,605,549
5.50% due 11/01/2010		1,036,000	1,547,503
7.25% due 11/01/2026		75,000	130,755

			6,820,531

Jamaica - 0.07%
Government of Jamaica
9.00% due 06/02/2015		$215,000	202,100
10.625% due 06/20/2017		350,000	336,000

			538,100

Japan - 3.41%
Government of Japan
1.00% due 12/20/2012	JPY	188,500,000	2,004,678
1.10% due 12/10/2016		160,119,600	1,444,740
1.30% due 12/20/2013		330,850,000	3,553,342
1.30% due 03/20/2015		228,450,000	2,438,555
1.40% due 03/21/2011		67,650,000	723,790
1.40% due 03/20/2012		188,400,000	2,027,024
1.40% due 03/20/2018		410,850,000	4,315,206
1.40% due 03/10/2018		131,604,000	1,188,552
1.50% due 06/20/2012		299,600,000	3,235,649
1.70% due 09/20/2016		225,300,000	2,444,550
2.00% due 06/20/2022		55,200,000	588,199
2.00% due 12/20/2033		89,700,000	895,537
2.20% due 06/22/2020		32,050,000	357,710
2.30% due 06/20/2028		41,600,000	449,549
3.75% due 03/20/2025		188,900,000	1,967,603

			27,634,684

Malaysia - 0.07%
Government of Malaysia
3.702% due 02/25/2013	MYR	805,000	230,545
3.70% due 05/15/2013		866,000	246,688
5.625% due 03/15/2016		$100,000	100,503

			577,736

Mexico - 0.78%
Government of Mexico
5.625% due 01/15/2017		270,000	275,400
5.95% due 03/19/2019		1,000,000	1,021,000
5.95% due 03/19/2019		50,000	51,050
7.50% due 06/03/2027	MXN	4,300,000	295,862
8.00% due 12/17/2015		21,285,000	1,646,469
8.00% due 12/07/2023		1,000,000	73,686
8.00% due 12/19/2013		30,800,000	2,429,019
9.50% due 12/18/2014		750,000	62,821
10.00% due 11/20/2036		4,750,000	416,224

			6,271,531

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Netherlands - 0.06%
Kingdom of Netherlands
4.50% due 07/15/2017	EUR	195,000	$289,237
5.50% due 01/15/2028		137,000	217,724

			506,961

Peru - 0.07%
Republic of Peru
6.55% due 03/14/2037		$580,000	567,977
Poland - 0.16%
Republic of Poland
5.25% due 10/25/2017	PLN	397,000	117,608
5.75% due 04/25/2014		3,003,000	936,332
6.25% due 10/24/2015		765,000	243,257

			1,297,197

Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	118,000	177,780
Russia - 0.37%
Government of Russia
7.50% due 03/31/2030		$2,985,600	2,978,136
Serbia - 0.18%
Republic of Serbia
3.75 due 11/01/2024		1,730,000	1,470,500
South Africa - 0.11%
Republic of South Africa
6.50% due 06/02/2014		485,000	501,975
8.00% due 12/21/2018	ZAR	1,060,000	126,732
13.50% due 09/15/2015		1,650,000	260,004

			888,711

South Korea - 0.01%
Republic of Korea
5.75% due 04/16/2014		$100,000	102,427
Spain - 0.20%
Kingdom of Spain
4.00% due 01/31/2010	EUR	46,000	66,344
4.40% due 01/31/2015		578,000	856,887
5.75% due 07/30/2032		452,000	714,074

			1,637,305

Sweden - 0.11%
Kingdom of Sweden
3.75% due 08/12/2017	SEK	3,590,000	479,685
5.125% due 03/01/2017		$425,000	432,521

			912,206

Turkey - 0.34%
Republic of Turkey
6.875% due 03/17/2036		785,000	710,425
7.00% due 06/05/2020		378,000	370,440
7.00% due 03/11/2019		100,000	98,250
8.00% due 02/14/2034		250,000	256,875
8.00% due 02/14/2034		187,000	193,453
10.00% due 02/15/2012	TRY	825,000	550,717
14.00% due 01/19/2011		79,961	53,312
14.00% due 09/26/2012		813,000	537,937

			2,771,409

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Ukraine - 0.11%
Republic of Ukraine
5.1513% due 08/05/2009 (b)		$500,000	$478,750
5.1513% due 08/05/2009 (b)(f)		200,000	191,000
7.65% due 06/11/2013		250,000	193,750

			863,500

United Kingdom - 0.49%
Government of United Kingdom
4.25% due 06/07/2032	GBP	1,437,000	2,267,345
4.50% due 03/07/2013		403,000	698,652
4.75% due 06/07/2010		570,000	959,856
8.75% due 08/25/2017		17,000	38,188

			3,964,041

Venezuela - 0.09%
Republic of Venezuela
8.50% due 10/08/2014		$196,000	131,320
10.75% due 09/19/2013		724,000	571,960

			703,280

Vietnam - 0.04%
Socialist Republic of Vietnam
6.875% due 01/15/2016		300,000	295,029

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $94,868,089)			$99,395,967

CORPORATE BONDS - 35.20%
Advertising - 0.13%
Lamar Advertising Co, Series B
2.875% due 12/31/2010		263,000	241,960
Lamar Media Corp.
6.625% due 08/15/2015 (a)		475,000	403,750
9.75% due 04/01/2014		200,000	206,000
Lamar Media Corp., Series C
6.625% due 08/15/2015		250,000	202,500

			1,054,210

Aerospace - 0.44%
BE Aerospace, Inc.
8.50% due 07/01/2018		450,000	425,250
GenCorp, Inc.
9.50% due 08/15/2013		750,000	487,500
Lockheed Martin Corp.
4.121% due 03/14/2013		340,000	346,942
Northrop Grumman Corp.
7.125% due 02/15/2011		550,000	590,432
Rockwell Collins, Inc.
5.25% due 07/15/2019		130,000	128,799
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	53,000	76,549
TransDigm, Inc.
7.75% due 07/15/2014		$475,000	458,375
United Technologies Corp.
5.40% due 05/01/2035		110,000	97,695
6.125% due 02/01/2019		340,000	365,921
6.35% due 03/01/2011		295,000	316,157
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		550,000	269,500

			3,563,120

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Agriculture - 0.05%
Bunge, Ltd.
5.90% due 04/01/2017		$460,000	$402,831
Air Travel - 0.18%
Air Jamaica, Ltd.
9.375% due 07/08/2015		69,643	59,196
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015		37,143	31,571
American Airlines Pass Through Trust, Series 01-2
7.858% due 10/01/2011		550,000	503,250
Delta Air Lines, Inc.
6.821% due 08/10/2022		127,059	102,282
Delta Air Lines, Inc., Series 00A2
7.57% due 11/18/2010		525,000	501,375
Greater Toronto Airports Authority, MTN
6.25% due 12/13/2012	CAD	47,000	46,331
6.47% due 02/02/2034		40,000	35,302
Southwest Airlines Company
6.50% due 03/01/2012		$160,000	164,590

			1,443,897

Aluminum - 0.03%
Novelis, Inc.
7.25% due 02/15/2015		325,000	213,687
Apparel & Textiles - 0.09%
INVISTA
9.25% due 05/01/2012 (f)		725,000	677,875
Polo Ralph Lauren Corp.
4.50% due 10/04/2013	EUR	50,000	58,337

			736,212

Auto Parts - 0.42%
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (f)		$1,050,000	708,750
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		375,000	159,375
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		613,000	596,142
10.50% due 05/15/2016		1,125,000	1,119,375
Tenneco Automotive, Inc.
8.625% due 11/15/2014		650,000	399,750
Tenneco, Inc.
8.125% due 11/15/2015		275,000	202,125
TRW Automotive, Inc.
7.00% due 03/15/2014 (f)		100,000	73,500
United Components, Inc.
9.375% due 06/15/2013		250,000	170,000

			3,429,017

Auto Services - 0.24%
ERAC USA Finance Company
5.60% due 05/01/2015 (f)		240,000	204,740
7.95% due 12/15/2009 (f)		115,000	113,871
Hertz Corp.
10.50% due 01/01/2016		475,000	413,250
KAR Holdings, Inc.
5.0275% due 05/01/2014 (b)		250,000	187,500
10.00% due 05/01/2015		1,225,000	986,125

			1,905,486

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Automobiles - 0.17%
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013		$190,000	$190,281
7.20% due 09/01/2009		160,000	160,968
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	100,000	136,216
DaimlerChrysler N.A. Holding Corp., MTN
1.4662% due 08/03/2009 (b)		$655,000	652,784
Fiat Finance & Trade, Ltd.
6.625% due 02/15/2013	EUR	55,000	68,034
PACCAR, Inc.
6.875% due 02/15/2014		$85,000	92,707
Volvo Treasury AB, EMTN
9.875% due 02/27/2014	EUR	50,000	74,123

			1,375,113

Banking - 2.26%
American Express Centurion Bank
5.55% due 10/17/2012		$100,000	98,264
ATF Bank
9.00% due 05/11/2016		150,000	91,620
9.25% due 04/12/2012		50,000	37,500
Australia & New Zealand Banking Group,
Ltd., EMTN
4.375% due 05/24/2012	EUR	95,000	135,930
4.45% due 02/05/2015 (b)		84,000	115,194
BAC Capital Trust VI
5.625% due 03/08/2035		$445,000	284,929
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)	EUR	75,000	104,171
Banco Nacional de Desenvolvimento Economico e
Social
6.369% due 06/16/2018		$290,000	293,625
Bank of America Corp.
5.65% due 05/01/2018		1,260,000	1,127,555
5.75% due 08/15/2016		210,000	177,709
7.375% due 05/15/2014		250,000	263,104
Bank of America Corp., EMTN
4.00% due 03/28/2017 (b)	EUR	100,000	91,845
4.625% due 02/18/2014		65,000	86,791
5.25% due 11/09/2016	GBP	100,000	121,499
Bank of America Corp., MTN
4.75% due 05/23/2017 (b)	EUR	50,000	47,534
Bank of Ireland
6.45% due 02/10/2010		49,000	70,032
Bank of Montreal
5.20% due 06/21/2017 (b)	CAD	49,000	46,688
Bank of New York Mellon Corp.
4.30% due 05/15/2014		$295,000	296,334
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013		240,000	242,905
Bank of Nova Scotia
8.30% due 09/27/2013	CAD	97,000	105,227
Bank One Corp.
5.25% due 01/30/2013		$200,000	200,650
7.875% due 08/01/2010		310,000	324,415
Banque du Liban, EMTN
10.00% due 04/25/2015		100,000	109,000
Barclays Bank PLC
6.75% due 05/22/2019		280,000	277,615

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Barclays Bank PLC (continued)
7.40% due 12/15/2009		$150,000	$150,368
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	46,000	65,604
BB&T Capital Trust II
6.75% due 06/07/2036		$180,000	130,120
BB&T Corp.
5.70% due 04/30/2014		1,030,000	1,027,727
BNP Paribas, EMTN
5.25% due 12/17/2012	EUR	50,000	73,750
Credit Agricole SA, EMTN
5.971% due 01/02/2018		100,000	145,345
Credit Agricole SA, Series TSDI
5 due 06/20/2049 (b)	GBP	125,000	125,263
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	116,000	170,339
Credit Suisse New York
5.50% due 05/01/2014		$545,000	550,449
Deutsche Bank AG
5.125% due 01/31/2013	EUR	35,000	50,983
Deutsche Bank AG, EMTN
4.50% due 03/07/2011		100,000	145,694
Deutsche Genossenschafts-Hypothekenbank AG,
EMTN
4.00% due 10/31/2016		800,000	1,134,445
DnB NOR Bank ASA, EMTN
4.75% due 03/28/2011		75,000	108,596
Eurohypo AG
4.50% due 01/21/2013 (f)		342,000	505,766
Fifth Third Bancorp
6.25% due 05/01/2013		$275,000	262,675
8.25% due 03/01/2038		150,000	115,113
Fortis Bank SA/NV, EMTN
5.757% due 10/04/2017	EUR	75,000	100,034
HBOS PLC
6.00% due 11/01/2033 (f)		$420,000	235,733
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)	EUR	59,000	57,449
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)		21,000	27,350
HSBC Bank USA, Inc.
4.625% due 04/01/2014		$100,000	97,035
HSBC Holdings PLC
3.625% due 06/29/2020 (b)	EUR	75,000	88,124
6.50% due 05/02/2036		$175,000	159,943
9.875% due 04/08/2018	GBP	60,000	105,105
HSBK Europe BV
7.25% due 05/03/2017		$100,000	57,000
7.75% due 05/13/2013		240,000	159,600
9.25% due 10/16/2013		200,000	132,345
Hypothekenbank in Essen AG
3.875% due 11/21/2013	EUR	421,000	609,616
Independence Community Bank Corp.
3.0275% due 04/01/2014 (b)		$15,000	10,707
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	71,000	99,755
Intesa Sanpaolo SpA, EMTN
4.375% due 06/26/2018 (b)		50,000	65,589

The accompanying notes are an integral part of the financial statements.
240

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Intesabci Capital Trust
6.988% due 07/29/2049 (b)	EUR	55,000	$50,540
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	245,000	206,318
Kreditanstalt fuer Wiederaufbau, EMTN
7.375% due 01/27/2010	NGN	50,000,000	299,588
8.50% due 01/18/2011		30,000,000	155,258
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	455,000	818,646
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$110,000	109,927
MPS Capital Trust I
7.99% due 12/29/2049 (b)	EUR	35,000	31,172
National Australia Bank, Ltd., EMTN
4.50% due 06/23/2016 (b)		100,000	127,041
NCNB Corp.
9.375% due 09/15/2009		$275,000	277,735
Northern Trust Company, BKNT
4.60% due 02/01/2013		120,000	121,925
Northern Trust Corp.
5.30% due 08/29/2011		144,000	151,415
5.50% due 08/15/2013		215,000	224,425
PNC Funding Corp.
5.625% due 02/01/2017		195,000	169,613
7.50% due 11/01/2009		190,000	193,594
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	75,000	106,957
Royal Bank of Canada
5.00% due 01/20/2014	CAD	99,000	96,354
5.75% due 07/25/2011	EUR	50,000	74,838
Royal Bank of Scotland Group PLC, EMTN
5.25% due 05/15/2013		60,000	83,688
Royal Bank of Scotland PLC, EMTN
6.00% due 05/10/2013		40,000	51,187
6 due 06/29/2049 (b)	GBP	47,000	34,185
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)	EUR	64,000	87,012
Santander Issuances SA, EMTN
4.75% due 05/29/2019 (b)		100,000	122,874
Societe Financement de l'Economie Francaise
3.375% due 05/05/2014 (f)		$300,000	300,630
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)	EUR	210,000	236,487
Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049 (b)		100,000	103,089
5.625% due 07/29/2049 (b)(f)		$200,000	174,958
SunTrust Banks, Inc.
7.75% due 05/01/2010		175,000	176,808
Toronto-Dominion Bank, EMTN
4.875% due 01/23/2013	EUR	100,000	147,153
Toronto-Dominion Bank, MTN
5.69% due 06/03/2018 (b)	CAD	119,000	115,435
UniCredito Italiano SpA, EMTN
5.75% due 09/26/2017	EUR	95,000	127,502
6.10% due 02/28/2012		24,000	34,474
US Bancorp
4.20% due 05/15/2014		$175,000	174,244
US Bancorp, MTN, Series P
4.50% due 07/29/2010		190,000	194,594

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
US Bank NA, BKNT
6.375% due 08/01/2011		$400,000	$425,154
VTB Capital SA
6.875% due 05/29/2018		250,000	218,750
Wachovia Corp.
5.75% due 02/01/2018		645,000	618,879
Westpac Banking Corp., EMTN
4.875% due 09/28/2012	EUR	75,000	108,211

			18,268,418

Biotechnology - 0.08%
Amgen, Inc.
6.40% due 02/01/2039		$65,000	66,300
Biogen Idec, Inc.
6.00% due 03/01/2013		295,000	302,352
Genentech, Inc.
4.40% due 07/15/2010		125,000	128,229
4.75% due 07/15/2015		160,000	163,692

			660,573

Broadcasting - 0.62%
British Sky Broadcasting Group PLC
6.10% due 02/15/2018 (f)		355,000	329,660
9.50% due 11/15/2018 (f)		310,000	355,566
BSKYB Finance UK PLC
5.75% due 10/20/2017	GBP	65,000	101,319
News America, Inc.
6.15% due 03/01/2037		$870,000	689,712
6.20% due 12/15/2034		190,000	155,035
6.40% due 12/15/2035		380,000	314,182
Nexstar Broadcasting, Inc., PIK
7.00% due 01/15/2014 (f)		317,149	90,388
Sirius XM Radio, Inc.
9.625% due 08/01/2013		250,000	161,875
13.00% due 08/01/2013 (f)		1,125,000	810,000
Time Warner Cable, Inc.
5.40% due 07/02/2012		805,000	820,303
7.30% due 07/01/2038		1,145,000	1,161,293

			4,989,333

Building Materials & Construction - 0.35%
Associated Materials, Inc.
11.25 due 03/01/2014		250,000	80,000
Columbus McKinnon Corp.
8.875% due 11/01/2013		575,000	569,250
CRH America, Inc.
5.30% due 10/15/2013 (f)		140,000	127,434
6.00% due 09/30/2016		240,000	201,610
6.40% due 10/15/2033		65,000	44,942
Esco Corp.
5.195% due 12/15/2013 (b)(f)		175,000	126,000
8.625% due 12/15/2013 (f)		600,000	504,000
Lafarge SA
6.15% due 07/15/2011		140,000	137,327
Linde Finance BV
6.50% due 01/29/2016	GBP	65,000	110,800
Linde Finance BV, EMTN
4.75% due 04/24/2017	EUR	100,000	137,103
Obrascon Huarte Lain SA
5.00% due 05/18/2012		100,000	94,718

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Building Materials & Construction
(continued)
Texas Industries, Inc.
7.25% due 07/15/2013		$525,000	$451,500
7.25% due 07/15/2013 (f)		125,000	107,500
US Concrete, Inc.
8.375% due 04/01/2014		200,000	124,000

			2,816,184

Business Services - 0.64%
Affinity Group, Inc.
9.00% due 02/15/2012		100,000	56,250
10.875% due 02/15/2012		48,587	21,621
Deluxe Corp.
7.375% due 06/01/2015		600,000	474,000
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	120,931
First Data Corp.
9.875% due 09/24/2015		1,025,000	697,000
10.55% due 09/24/2015		843,649	436,588
FTI Consulting, Inc.
7.625% due 06/15/2013		375,000	367,500
7.75% due 10/01/2016		550,000	540,375
Manpower, Inc., EMTN
4.75% due 06/14/2013	EUR	50,000	55,769
Mobile Services Group, Inc.
9.75% due 08/01/2014		$525,000	489,562
Nebraska Book Company, Inc.
8.625% due 03/15/2012		625,000	450,000
SunGard Data Systems, Inc.
9.125% due 08/15/2013		448,000	431,200
10.25% due 08/15/2015		75,000	68,062
10.625% due 05/15/2015 (f)		175,000	169,313
Thomson Reuters Corp.
5.20% due 12/01/2014	CAD	40,000	37,143
5.95% due 07/15/2013		$390,000	396,244
6.50% due 07/15/2018		340,000	338,424

			5,149,982

Cable & Television - 1.14%
AT&T Broadband Corp.
8.375% due 03/15/2013		409,000	455,581
Cablemas SA de CV, Series REGS
9.375% due 11/15/2015		200,000	202,000
Charter Communications, Inc.
10.875% due 09/15/2014 ^ (f)		300,000	309,000
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		125,000	132,766
Comcast Corp.
5.70% due 05/15/2018		315,000	312,445
5.85% due 01/15/2010		100,000	102,138
Cox Communications, Inc.
6.25% due 06/01/2018 (f)		445,000	428,152
7.125% due 10/01/2012		171,000	179,151
9.375% due 01/15/2019 (f)		220,000	254,076
CSC Holdings, Inc.
8.625% due 02/15/2019 (f)		125,000	122,656
DirecTV Holdings LLC
6.375% due 06/15/2015		350,000	318,500
7.625% due 05/15/2016		425,000	411,188
8.375% due 03/15/2013		225,000	226,687

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cable & Television (continued)
EchoStar DBS Corp.
6.625% due 10/01/2014		$500,000	$453,750
7.75% due 05/31/2015		100,000	94,500
Grupo Televisa SA
6.00% due 05/15/2018		150,000	143,817
Historic TW, Inc.
6.875% due 06/15/2018		1,080,000	1,028,981
ITV PLC, EMTN
6.00% due 10/03/2011	EUR	60,000	72,947
Kabel Deutschland GmbH
10.625% due 07/01/2014		$375,000	388,125
Mediacom Broadband LLC
8.50% due 10/15/2015		400,000	364,000
Rainbow National Services LLC
8.75% due 09/01/2012 (f)		100,000	101,125
Rogers Cable, Inc.
5.50% due 03/15/2014		160,000	161,134
6.25% due 06/15/2013		335,000	344,847
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		925,000	603,563
Time Warner Cable, Inc.
7.50% due 04/01/2014		45,000	48,809
8.25% due 02/14/2014		350,000	389,659
Time Warner, Inc.
5.50% due 11/15/2011		275,000	284,315
Univision Communications, Inc.
7.85% due 07/15/2011		525,000	464,625
9.75% due 03/15/2015 (f)		700,000	217,000
Viacom, Inc.
5.75% due 04/30/2011		95,000	96,306
Videotron Ltee
9.125% due 04/15/2018		25,000	25,875
Videotron Ltee.
6.375% due 12/15/2015		125,000	113,125
6.875% due 01/15/2014		390,000	368,550
9.125% due 04/15/2018 (f)		25,000	25,875

			9,245,268

Cellular Communications - 1.02%
America Movil SAB de CV
5.625% due 11/15/2017		110,000	106,466
6.375% due 03/01/2035		600,000	537,035
8.46% due 12/18/2036	MXN	1,000,000	56,426
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		$455,000	494,562
Cricket Communications, Inc.
7.75% due 05/15/2016 (f)		400,000	386,500
9.375% due 11/01/2014		850,000	845,750
10.00% due 07/15/2015 (f)		175,000	176,750
Crown Castle International Corp.
9.00% due 01/15/2015		550,000	555,500
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		575,000	577,156
9.25% due 11/01/2014 (f)		375,000	375,000
Millicom International Cellular SA
10.00% due 12/01/2013		125,000	127,500
Motorola, Inc.
8.00% due 11/01/2011		325,000	324,872

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Nextel Communications, Inc.
6.875% due 10/31/2013		$325,000	$270,563
Nextel Communications, Inc., Series D
7.375% due 08/01/2015		275,000	217,937
Rogers Communications, Inc.
6.80% due 08/15/2018		425,000	453,768
7.50% due 03/15/2015		140,000	150,349
Rogers Wireless, Inc.
6.375% due 03/01/2014		400,000	415,616
7.625% due 12/15/2011	CAD	35,000	34,668
Verizon Wireless Capital LLC
3.75% due 05/20/2011 (f)		$200,000	204,054
7.375% due 11/15/2013 (f)		315,000	353,462
8.50% due 11/15/2018 (f)		695,000	843,195
VIP Finance Ireland, Ltd.
8.375% due 04/30/2013		230,000	209,875
9.125% due 04/30/2018		200,000	167,500
Vodafone Group PLC
5.625% due 02/27/2017		275,000	283,806
Vodafone Group PLC, EMTN
4.75% due 06/14/2016	EUR	50,000	68,861

			8,237,171

Cellular Telecom - 0.04%
Verizon Communications, Inc.
8.75% due 11/01/2018		$300,000	357,045
Chemicals - 0.42%
Ashland, Inc.
9.125% due 06/01/2017 (f)		275,000	279,125
Bayer AG, EMTN
5.625% due 05/23/2018	GBP	100,000	160,193
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		$285,000	255,654
Huntsman International LLC
7.875% due 11/15/2014		175,000	119,875
Koppers Holdings, Inc.
zero coupon due 11/15/2014		975,000	858,000
Koppers, Inc.
9.875% due 10/15/2013		100,000	97,125
Lubrizol Corp.
4.625% due 10/01/2009		250,000	251,580
8.875% due 02/01/2019		105,000	115,766
Nalco Company
7.75% due 11/15/2011		200,000	202,000
8.25% due 05/15/2017		800,000	794,000
Polyone Corp.
8.875% due 05/01/2012		325,000	218,563
Potash Corp. of Saskatchewan, Inc.
5.25% due 05/15/2014		30,000	30,977

			3,382,858

Coal - 0.14%
Foundation PA Coal Company
7.25% due 08/01/2014		475,000	465,500
International Coal Group, Inc.
10.25% due 07/15/2014		475,000	327,750
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	357,187

			1,150,437

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Commercial Services - 0.15%
Aramark Corp.
4.5275% due 02/01/2015 (b)		$225,000	$181,125
5.00% due 06/01/2012		400,000	349,000
Mac-Gray Corp.
7.625% due 08/15/2015		525,000	493,500
Rentokil Initial PLC, EMTN
4.625% due 03/27/2014	EUR	50,000	61,020
Ticketmaster
10.75% due 07/28/2016 (f)		$125,000	100,000

			1,184,645

Computers & Business Equipment - 0.40%
Affiliated Computer Services, Inc.
4.70% due 06/01/2010		475,000	461,938
Hewlett-Packard Company
2.95% due 08/15/2012		345,000	349,571
International Business Machines Corp.
6.50% due 10/15/2013		250,000	278,506
6.625% due 01/30/2014	EUR	50,000	77,558
Seagate Technology HDD Holdings
6.375% due 10/01/2011		$250,000	233,750
Seagate Technology International
10.00% due 05/01/2014 (f)		475,000	479,750
Xerox Corp.
5.50% due 05/15/2012		295,000	290,019
5.65% due 05/15/2013		560,000	554,567
6.35% due 05/15/2018		455,000	395,850
8.25% due 05/15/2014		125,000	126,870

			3,248,379

Containers & Glass - 0.41%
BWAY Corp.
10.00% due 04/15/2014 (f)		575,000	574,281
Clondalkin Acquisition BV
3.32% due 12/15/2013 (b)(f)		625,000	412,500
Crown Americas LLC
7.625% due 05/15/2017 (f)		250,000	245,000
Graham Packaging Company
9.875% due 10/15/2014		675,000	600,750
Graphic Packaging International Corp.
8.50% due 08/15/2011		475,000	470,250
9.50% due 08/15/2013		75,000	70,125
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (f)		600,000	513,000
Silgan Holdings, Inc.
6.75% due 11/15/2013		375,000	365,625
Vitro SA de CV
8.625% due 02/01/2012 ^		200,000	66,250

			3,317,781

Crude Petroleum & Natural Gas - 1.49%
Amerada Hess Corp.
7.375% due 10/01/2009		75,000	75,646
AmeriGas Partners LP
7.125% due 05/20/2016		25,000	23,156
7.25% due 05/20/2015		825,000	775,500
Berry Petroleum Company
10.25% due 06/01/2014		300,000	294,375
Bill Barrett Corp.
5.00% due 03/15/2028		202,000	182,305

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013		$180,000	$184,216
6.25% due 03/15/2038		210,000	185,146
6.45% due 06/30/2033		75,000	64,925
Canadian Natural Resources, Ltd., MTN
4.50% due 01/23/2013	CAD	45,000	41,957
Chesapeake Energy Corp.
6.375% due 06/15/2015		$50,000	42,875
6.875% due 01/15/2016		75,000	64,687
9.50% due 02/15/2015		500,000	493,750
Compton Petroleum Finance Corp.
7.625% due 12/01/2013		600,000	300,000
Connacher Oil and Gas, Ltd.
10.25% due 12/15/2015 (f)		1,225,000	777,875
Denbury Resources, Inc.
9.75% due 03/01/2016		400,000	408,000
EnCana Corp.
4.60% due 08/15/2009		245,000	246,579
5.90% due 12/01/2017		380,000	379,572
EnCana Corp., MTN
5.80% due 01/18/2018	CAD	30,000	28,385
Encore Acquisition Company
7.25% due 12/01/2017		$400,000	335,000
9.50% due 05/01/2016		150,000	145,500
Forest Oil Corp.
7.25% due 06/15/2019		500,000	430,000
8.50% due 02/15/2014 (f)		50,000	48,250
Gulfstream Natural Gas System LLC
6.95% due 06/01/2016 (f)		90,000	92,049
Hess Corp.
6.65% due 08/15/2011		250,000	265,572
7.875% due 10/01/2029		368,000	373,364
8.125% due 02/15/2019		55,000	60,432
Hilcorp Energy I LP
7.75% due 11/01/2015 (f)		1,175,000	1,010,500
KazMunaiGaz Finance Sub BV, Series REGS
9.125% due 07/02/2018		300,000	273,000
Marathon Oil Corp.
6.50% due 02/15/2014		85,000	89,547
OPTI Canada, Inc.
7.875% due 12/15/2014		575,000	388,125
8.25% due 12/15/2014		1,000,000	690,000
Petrobras International Finance Company
5.875% due 03/01/2018		511,000	499,289
7.875% due 03/15/2019		115,000	125,350
PetroHawk Energy Corp.
7.875% due 06/01/2015 (f)		150,000	139,125
9.125% due 07/15/2013		650,000	638,625
10.50% due 08/01/2014		425,000	435,625
Petroleos Mexicanos
8.00% due 05/03/2019 (f)		160,000	174,880
Pride International, Inc.
8.50% due 06/15/2019		150,000	151,125
Quicksilver Resources, Inc.
8.25% due 08/01/2015		225,000	187,875
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015		1,000,000	852,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Southern Natural Gas Company
5.90% due 04/01/2017 (f)		$99,000	$92,133

			12,066,815

Domestic Oil - 0.53%
ConocoPhillips Company
5.30% due 04/15/2012		415,000	442,810
Devon Energy Corp.
5.625% due 01/15/2014		105,000	110,092
Devon Financing Corp.
6.875% due 09/30/2011		330,000	357,727
7.875% due 09/30/2031		375,000	418,120
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015		240,000	225,684
5.15% due 09/01/2014		395,000	393,434
5.875% due 05/01/2019		80,000	78,555
EOG Resources, Inc.
5.875% due 09/15/2017		185,000	192,455
6.125% due 10/01/2013		215,000	233,172
Marathon Oil Corp.
5.90% due 03/15/2018		395,000	377,615
6.00% due 10/01/2017		220,000	215,556
6.60% due 10/01/2037		80,000	71,326
Range Resources Corp.
7.375% due 07/15/2013		75,000	73,125
7.50% due 05/15/2016		100,000	96,000
SandRidge Energy, Inc.
4.8325% due 04/01/2014 (b)		500,000	395,154
Valero Energy Corp.
6.125% due 06/15/2017		510,000	490,075
9.375% due 03/15/2019		140,000	156,727

			4,327,627

Drugs & Health Care - 0.04%
AstraZeneca PLC, EMTN
5.125% due 01/15/2015	EUR	50,000	73,888
Wyeth
5.95% due 04/01/2037		$205,000	208,347

			282,235

Educational Services - 0.08%
Education Management Corp.
8.75% due 06/01/2014		300,000	292,500
10.25% due 06/01/2016		325,000	316,875

			609,375

Electrical Equipment - 0.03%
Emerson Electric Company
5.00% due 04/15/2019		105,000	105,238
General Cable Corp.
3.5825% due 04/01/2015 (b)		200,000	162,000

			267,238

Electrical Utilities - 1.85%
AES Corp.
7.75% due 03/01/2014		50,000	47,625
8.875% due 02/15/2011		275,000	277,063
9.50% due 06/01/2009		100,000	100,000
9.75% due 04/15/2016 (f)		725,000	728,625

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Alabama Power Company
1.4388% due 08/25/2009 (b)		$120,000	$120,156
Alabama Power Company, Series 07-D
4.85% due 12/15/2012		100,000	105,717
Appalachian Power Company
6.375% due 04/01/2036		170,000	147,456
7.95% due 01/15/2020		100,000	108,845
Appalachian Power Company, Series O
5.65% due 08/15/2012		325,000	328,965
Baltimore Gas & Electric Company
5.90% due 10/01/2016		285,000	267,745
Black Hills Corp.
6.50% due 05/15/2013		235,000	219,283
9.00% due 05/15/2014		155,000	157,581
Carolina Power & Light Company
5.30% due 01/15/2019		140,000	143,522
CenterPoint Energy Transition Bond Company
LLC, Series A-2
4.97% due 08/01/2014		171,227	178,946
CenterPoint Energy, Inc., Series B
7.25% due 09/01/2010		205,000	208,166
CMS Energy Corp.
8.50% due 04/15/2011		50,000	50,501
Consolidated Edison Company of New York, Inc.
6.75% due 04/01/2038		170,000	185,332
Consumers Energy Company
5.80% due 09/15/2035		100,000	85,846
Detroit Edison Company
6.40% due 10/01/2013		200,000	213,740
Dominion Resources, Inc.
4.75% due 12/15/2010		100,000	102,628
E.ON International Finance BV, EMTN
5.125% due 10/02/2012	EUR	50,000	74,943
5.50% due 01/19/2016		40,000	59,347
Edison SpA, EMTN
5.125% due 12/10/2010		28,000	40,758
EDP Finance BV, EMTN
3.75% due 06/22/2015		80,000	106,556
El Paso Electric Company
6.00% due 05/15/2035		$245,000	161,470
Electricite de France SA
6.95% due 01/26/2039		225,000	246,695
Elia System Operator SA
4.75% due 05/13/2014	EUR	42,000	59,487
Energy Future Holdings Corp.
10.875% due 11/01/2017		$500,000	355,000
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017		2,358,500	1,232,316
Entergy Louisiana LLC
5.83% due 11/01/2010		35,000	35,031
Hydro One, Inc., MTN
5.18% due 10/18/2017	CAD	69,000	66,091
Illinois Power Company
6.125% due 11/15/2017		$120,000	115,470
Jersey Central Power & Light Company
5.65% due 06/01/2017		405,000	382,183
Mirant Americas Generation LLC
8.30% due 05/01/2011		350,000	348,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Monongahela Power Company
5.70% due 03/15/2017 (f)		$265,000	$234,832
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	62,000	81,289
6.50% due 04/22/2014		50,000	74,595
National Power Corp.
5.5006% due 08/23/2011 (b)(f)		$200,000	202,000
6.875% due 11/02/2016		100,000	99,315
9.625% due 05/15/2028		135,000	143,100
Nevada Power Company
5.875% due 01/15/2015		45,000	43,964
Nevada Power Company, Series R
6.75% due 07/01/2037		245,000	221,421
Northeast Utilities
5.65% due 06/01/2013		600,000	599,406
Northern States Power
5.25% due 03/01/2018		115,000	117,686
Ohio Power Company
5.75% due 09/01/2013		195,000	202,568
Orion Power Holdings, Inc.
12.00% due 05/01/2010		200,000	206,500
Pacific Gas & Electric Company
4.80% due 03/01/2014		235,000	243,264
6.25% due 03/01/2039		55,000	56,642
6.35% due 02/15/2038		110,000	115,508
PPL Electric Utilities Corp.
7.125% due 11/30/2013		155,000	172,525
RRI Energy, Inc.
6.75% due 12/15/2014		600,000	573,000
7.625% due 06/15/2014		675,000	588,938
7.875% due 06/15/2017		375,000	310,313
San Diego Gas & Electric Company
6.00% due 06/01/2039		175,000	177,893
Scottish & Southern Energy PLC, EMTN
6.125% due 07/29/2013	EUR	50,000	74,715
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	39,000	74,421
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	124,911
8.625% due 03/15/2014		100,000	98,500
Southern California Edison Company
5.75% due 03/15/2014		150,000	162,824
Southern Company
4.15% due 05/15/2014		145,000	145,139
Southern Company, Series A
5.30% due 01/15/2012		95,000	99,654
Tampa Electric Company
6.15% due 05/15/2037		230,000	200,302
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (f)		820,000	828,435
6.60% due 08/01/2013 (f)		105,000	107,946
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016		343,281	137,312
Union Electric Company
5.40% due 02/01/2016		285,000	269,461
Virginia Electric and Power Company
4.50% due 12/15/2010		230,000	236,235
5.10% due 11/30/2012		210,000	219,351

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Virginia Electric and Power Company, Series A
6.00% due 05/15/2037		$300,000	$300,717
West Penn Power Company
5.95% due 12/15/2017 (f)		220,000	196,650
Westar Energy, Inc.
5.10% due 07/15/2020		185,000	157,923
Xcel Energy, Inc.
7.00% due 12/01/2010		30,000	31,256

			14,991,850

Electronics - 0.04%
Flextronics International, Ltd.
6.50% due 05/15/2013		300,000	283,500
Energy - 0.67%
Copano Energy LLC
8.125% due 03/01/2016		575,000	534,750
Duke Energy Corp.
6.30% due 02/01/2014		90,000	95,464
Dynegy Holdings, Inc.
7.75% due 06/01/2019		1,500,000	1,091,250
Encore Acquisition Company
6.25% due 04/15/2014		275,000	234,437
Enterprise Products Operating LP
4.95% due 06/01/2010		490,000	492,708
6.30% due 09/15/2017		215,000	206,673
Ferrellgas Partners LP
8.75% due 06/15/2012		900,000	828,000
Hercules Offshore, Inc.
3.375% due 06/01/2038		126,000	66,150
Mirant North America LLC
7.375% due 12/31/2013		550,000	526,625
Northwest Pipeline Corp.
5.95% due 04/15/2017		65,000	61,606
NRG Energy, Inc.
7.25% due 02/01/2014		400,000	383,000
7.375% due 02/01/2016		30,000	28,238
7.375% due 01/15/2017		500,000	470,000
Plains Exploration & Production Company
7.00% due 03/15/2017		300,000	261,000
Sempra Energy
7.95% due 03/01/2010		175,000	181,671

			5,461,572

Financial Services - 5.70%
AAC Group Holding Corp.
10.25 due 10/01/2012 (f)		125,000	76,250
American Express Company
7.25% due 05/20/2014		105,000	107,195
American Express Credit Corp., MTN
5.875% due 05/02/2013		380,000	368,859
American Express Credit Corp., Series C
7.30% due 08/20/2013		300,000	303,689
American Honda Finance Corp., EMTN
6.25% due 07/16/2013	EUR	50,000	71,628
Arch Western Finance LLC
6.75% due 07/01/2013		$625,000	568,750
Atlantic Finance, Ltd.
8.75% due 05/27/2014		100,000	98,813

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Bank Nederlandse Gemeenten, EMTN
4.625% due 09/13/2012	EUR	925,000	$1,382,471
BAT International Finance PLC
8.125% due 11/15/2013 (f)		$955,000	1,039,857
BAT International Finance PLC, EMTN
5.375% due 06/29/2017	EUR	130,000	180,415
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		$170,000	173,428
BMW Finance NV, EMTN
8.875% due 09/19/2013	EUR	90,000	141,881
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010		$255,000	272,125
Capital One Capital IV
6.745% due 02/17/2037 (b)		425,000	283,285
Capital One Financial Corp.
7.375% due 05/23/2014		225,000	231,827
Caterpillar Financial Services Corp., MTN
4.25% due 02/08/2013		220,000	216,153
5.85% due 09/01/2017		165,000	160,086
CenterCredit International BV
8.625% due 01/30/2014		540,000	356,319
CIT Group, Inc., MTN
4.75% due 12/15/2010		175,000	148,880
Citigroup, Inc.
4.75% due 02/10/2019 (b)	EUR	40,000	35,846
5.125% due 02/14/2011		$220,000	216,586
5.50% due 08/27/2012		220,000	215,092
5.50% due 04/11/2013		615,000	589,831
5.85% due 07/02/2013		445,000	424,754
6.125% due 05/15/2018		665,000	593,270
6.50% due 08/19/2013		130,000	128,827
8.50% due 05/22/2019		175,000	181,193
Citigroup, Inc., EMTN
3.50% due 08/05/2015	EUR	160,000	182,060
6.40% due 03/27/2013		110,000	152,803
Countrywide Financial Corp.
4.50% due 06/15/2010		$135,000	133,545
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		540,000	537,373
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		325,000	332,971
6.125% due 11/15/2011		435,000	460,813
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	178,306
Credit Suisse/London, EMTN
5.125% due 09/18/2017	EUR	75,000	105,105
6.125% due 08/05/2013		50,000	74,590
E*Trade Financial Corp.
8.00% due 06/15/2011		$275,000	184,250
12.50% due 11/30/2017		1,662,000	1,101,075
ERP Operating LP
3.85% due 08/15/2026		15,000	14,063
Finmeccanica Finance SA, EMTN
8.125% due 12/03/2013	EUR	75,000	114,458
Ford Motor Credit Company LLC
7.875% due 06/15/2010		$1,400,000	1,332,565
9.75% due 09/15/2010		750,000	710,139
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (f)		100,000	103,750

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
GATX Financial Corp.
5.50% due 02/15/2012		$275,000	$263,625
GE Capital Canada Funding Company, MTN
4.65% due 02/11/2015	CAD	134,000	118,110
GE Capital European Funding, EMTN
3.50% due 02/14/2013	EUR	160,000	214,782
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	226,674
General Electric Capital Corp.
4.625% due 09/15/2066 (b)	EUR	135,000	106,876
4.80% due 05/01/2013		$1,105,000	1,091,689
5.875% due 01/14/2038		650,000	526,234
5.90% due 05/13/2014		1,150,000	1,158,793
General Electric Capital Corp., MTN
5.25% due 10/19/2012		250,000	253,190
General Electric Capital Corp., MTNA
4.25% due 09/13/2010		480,000	487,131
GMAC LLC
6.875% due 09/15/2011		75,000	66,304
6.875% due 09/15/2011 (f)		425,000	380,375
7.75% due 01/19/2010 (f)		175,000	167,125
8.00% due 11/01/2031 (f)		375,000	281,250
Goldman Sachs Group, Inc.
3.75% due 02/04/2013	EUR	75,000	99,952
5.125% due 10/16/2014		100,000	135,552
6.00% due 05/01/2014		$130,000	132,175
6.15% due 04/01/2018		830,000	801,263
6.345% due 02/15/2034		324,000	260,725
6.60% due 01/15/2012		180,000	190,175
6.75% due 10/01/2037		335,000	280,839
6.875% due 01/15/2011		460,000	485,225
7.50% due 02/15/2019		545,000	573,476
Goldman Sachs Group, Inc., GMTN
4.50% due 01/30/2017	EUR	100,000	123,826
GTB Finance BV
8.50% due 01/29/2012		$475,000	358,482
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		700,000	294,000
9.75% due 04/01/2017		100,000	31,000
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015		200,000	62,000
Icahn Enterprises LP
4.00% due 08/15/2013 (b)		549,000	375,255
7.125% due 02/15/2013		600,000	513,000
International Lease Finance Corp., MTN
5.30% due 05/01/2012		375,000	293,224
5.45% due 03/24/2011		500,000	422,993
6.625% due 11/15/2013		625,000	476,757
iPayment Investors LP
11.625% due 07/15/2014 (b)(f)		443,264	310,285
iPayment, Inc.
9.75% due 05/15/2014		400,000	217,000
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	146,143
6.25% due 01/15/2036		260,000	152,343
John Deere Capital Corp., MTN
4.95% due 12/17/2012		805,000	834,035
5.50% due 04/13/2017		130,000	127,507

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
JPMorgan Chase & Company
2.125% due 12/26/2012		$45,000	$45,120
4.65% due 06/01/2014		1,230,000	1,221,720
4.75% due 05/01/2013		485,000	498,692
6.00% due 01/15/2018		805,000	801,197
6.30% due 04/23/2019		350,000	348,218
6.40% due 05/15/2038		380,000	383,493
JPMorgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	39,000	55,372
4.375% due 11/12/2019 (b)		150,000	169,870
JPMorgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		$115,000	91,156
JPMorgan Chase Capital XXII, Series V
6.45% due 02/02/2037		245,000	191,983
JSG Funding PLC
7.75% due 04/01/2015		250,000	170,000
Lazard Group LLC
7.125% due 05/15/2015		500,000	436,282
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	145,000	243,679
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013		$655,000	610,550
7.75% due 05/14/2038		410,000	362,045
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	80,000	105,282
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013		$195,000	187,567
6.875% due 04/25/2018		745,000	691,404
Metropolitan Life Global Funding
5.125% due 11/09/2011 (f)		335,000	342,667
Metropolitan Life Global Funding I, EMTN
4.625% due 05/16/2017	EUR	100,000	98,283
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$200,000	173,628
Mizuho Capital Investment 1, Ltd.
6.686% due 12/31/2049 (b)(f)		126,000	85,657
Morgan Stanley
4.00% due 01/15/2010		355,000	358,175
6.00% due 05/13/2014		195,000	195,955
7.30% due 05/13/2019		650,000	665,822
Morgan Stanley, EMTN
4.00% due 11/17/2015	EUR	140,000	167,166
Morgan Stanley, GMTN
5.125% due 11/30/2015	GBP	100,000	148,176
Morgan Stanley, MTN
6.00% due 04/28/2015		$1,455,000	1,421,036
6.625% due 04/01/2018		550,000	543,720
Mubadala Development Company
5.75% due 05/06/2014 (f)		250,000	244,567
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	55,000	63,762
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		$223,713	79,698
Nexstar Finance, Inc.
7.00% due 01/15/2014		105,000	36,487
Nisource Finance Corp.
1.8206% due 11/23/2009 (b)		140,000	137,917
6.15% due 03/01/2013		215,000	207,169

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Nisource Finance Corp. (continued)
10.75% due 03/15/2016		$1,160,000	$1,263,902
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010 (f)		120,000	114,944
Nuveen Investments, Inc.
5.00% due 09/15/2010		275,000	232,375
10.50% due 11/15/2015 (f)		425,000	227,375
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		1,025,000	369,000
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp
10.625% due 04/01/2017		150,000	123,375
Severn Trent Utilities Finance PLC, EMTN
5.25% due 03/11/2016	EUR	65,000	90,316
SLM Corp.
5.45% due 04/25/2011		$1,050,000	883,634
SLM Corp., MTN
5.125% due 08/27/2012		220,000	166,781
8.45% due 06/15/2018		380,000	260,300
SLM Corp., MTN, Series A
1.2319% due 07/27/2009 (b)		940,000	929,203
Societe Generale
6.125% due 08/20/2018	EUR	50,000	71,685
Societe Generale, EMTN
5.25% due 03/28/2013		100,000	149,195
State Street Corp.
4.30% due 05/30/2014		$190,000	189,568
Sun Life Financial Global Funding LP
1.4159% due 10/06/2013 (b)(f)		250,000	172,008
SVB Financial Group
3.875% due 04/15/2011		200,000	168,500
TAM Capital, Inc.
7.375% due 04/25/2017		200,000	143,000
Teco Finance, Inc.
6.572% due 11/01/2017		37,000	33,352
7.00% due 05/01/2012		53,000	53,233
TMK Capital SA for OAO TMK
10.00% due 07/29/2011		400,000	308,880
UBS AG/Jersey, EMTN
4.50% due 09/16/2019 (b)	EUR	215,000	233,087
UCI Holdco, Inc.
9.32% due 12/15/2013		$418,374	71,124
Wells Fargo & Company
2.125% due 06/15/2012		20,000	20,119
4.20% due 01/15/2010		255,000	258,345
4.875% due 01/12/2011		225,000	232,306
Wells Fargo Bank NA
4.75% due 02/09/2015		270,000	232,548
Wells Fargo Financial Canada Corp., MTN
4.33% due 12/06/2013	CAD	45,000	39,998
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (f)		$155,000	151,228
WT Finance Australia Property, Ltd.
3.625% due 06/27/2012	EUR	50,000	60,412

			46,157,874

Food & Beverages - 0.85%
Ahold Finance USA, Inc., EMTN
6.50% due 03/14/2017	GBP	50,000	78,391

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Anheuser-Busch InBev NV
7.20% due 01/15/2014		$473,000	$507,340
Anheuser-Busch InBev NV, EMTN
8.625% due 01/30/2017	EUR	50,000	78,661
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014 (f)		$280,000	280,929
B&G Foods, Inc.
8.00% due 10/01/2011		450,000	443,250
Bacardi, Ltd.
7.75% due 04/09/2014	EUR	50,000	74,041
Casino Guichard Perrachon SA, EMTN
4.875% due 04/10/2014		50,000	68,760
6.375% due 04/04/2013		50,000	73,699
Coca-Cola Company
4.875% due 03/15/2019		$330,000	330,098
Coca-Cola Enterprises, Inc.
4.25% due 03/01/2015		210,000	211,700
Del Monte Corp.
8.625% due 12/15/2012		400,000	402,000
Diageo Capital PLC
7.375% due 01/15/2014		150,000	166,707
Dole Food Company, Inc.
13.875% due 03/15/2014 (f)		300,000	321,000
General Mills, Inc.
5.25% due 08/15/2013		270,000	281,323
5.65% due 02/15/2019		35,000	35,809
General Mills, Inc., Series MTN
11.973% due 10/15/2010		275,000	293,525
Heineken NV, EMTN
7.25% due 03/10/2015	GBP	25,000	40,031
JBS SA
9.375% due 02/07/2011		$100,000	94,000
JBS USA LLC
11.625% due 05/01/2014		375,000	360,000
Kellogg Company
4.25% due 03/06/2013		750,000	769,417
Kraft Foods, Inc., EMTN
6.25% due 03/20/2015	EUR	50,000	73,293
McCormick & Company, Inc.
5.80% due 07/15/2011		$130,000	136,828
Molson Coors Capital Finance ULC
5.00% due 09/22/2015	CAD	45,000	40,107
Panamerican Beverages, Inc.
7.25% due 07/01/2009		$35,000	35,306
PepsiAmericas, Inc.
4.875% due 01/15/2015		55,000	52,674
PepsiCo, Inc.
4.65% due 02/15/2013		135,000	142,181
SABMiller PLC
6.20% due 07/01/2011 (f)		245,000	251,894
SYSCO Corp.
5.25% due 02/12/2018		110,000	108,356
Tesco PLC, EMTN
5.50% due 12/13/2019	GBP	60,000	98,554
Tyson Foods, Inc.
8.25% due 10/01/2011		$450,000	456,514
10.50% due 03/01/2014 (f)		525,000	556,500

			6,862,888

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities - 0.65%
Atmos Energy Corp.
5.95% due 10/15/2034		$40,000	$31,034
8.50% due 03/15/2019		55,000	60,900
Boardwalk Pipelines LLC
5.50% due 02/01/2017		305,000	265,100
Colorado Interstate Gas Company
5.95% due 03/15/2015		150,000	144,890
DCP Midstream LLC
9.70% due 12/01/2013 (f)		140,000	149,227
Duke Capital Corp.
7.50% due 10/01/2009		130,000	131,887
Duke Capital Corp., Series B
6.75% due 07/15/2018		90,000	83,973
Dynegy Holdings, Inc.
7.50% due 06/01/2015		375,000	301,875
El Paso Corp.
8.25% due 02/15/2016		225,000	223,312
12.00% due 12/12/2013		750,000	825,000
El Paso Natural Gas Company
5.95% due 04/15/2017		99,000	91,840
Enbridge, Inc., MTN
7.20% due 06/18/2032	CAD	28,000	26,450
Intergas Finance BV, Series REGS
6.375% due 05/14/2017		$100,000	74,000
Kinder Morgan Finance Company
5.70% due 01/05/2016		555,000	474,525
Kinder Morgan, Inc.
6.50% due 09/01/2012		139,000	134,482
National Gas Company
6.05% due 01/15/2036 (f)		105,000	77,700
Nustar Logistics
7.65% due 04/15/2018		180,000	168,247
Piedmont Natural Gas Company
6.00% due 12/19/2033		15,000	13,126
Praxair, Inc.
4.625% due 03/30/2015		415,000	414,511
5.20% due 03/15/2017		205,000	197,789
Southern California Gas Company
5.75% due 11/15/2035		230,000	224,439
Sunoco, Inc.
4.875% due 10/15/2014		30,000	26,943
5.75% due 01/15/2017		240,000	226,405
9.625% due 04/15/2015		330,000	372,879
Tennessee Gas Pipeline Company
8.00% due 02/01/2016 (f)		50,000	50,875
TransCanada Pipelines, Ltd.
7.125% due 01/15/2019		100,000	109,501
Williams Companies, Inc.
7.75% due 06/15/2031		50,000	43,250
8.75% due 01/15/2020		305,000	314,150

			5,258,310

Gold - 0.12%
Barrick Gold Corp.
6.95% due 04/01/2019		50,000	54,424
Barrick Gold Financeco LLC
6.125% due 09/15/2013		865,000	905,388

			959,812

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Healthcare Products - 0.29%
Abbott Laboratories
5.125% due 04/01/2019		$165,000	$166,692
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (f)		50,000	45,625
9.875% due 11/01/2015		375,000	342,188
Baxter International, Inc.
4.00% due 03/01/2014		100,000	101,507
Biomet, Inc.
11.625% due 10/15/2017		625,000	615,625
Boston Scientific Corp.
6.00% due 06/15/2011		100,000	98,500
GlaxoSmithKline Capital PLC, EMTN
5.625% due 12/13/2017	EUR	95,000	139,684
Johnson & Johnson
4.75% due 11/06/2019		50,000	71,545
Medtronic, Inc., Series B
4.375% due 09/15/2010		$145,000	148,957
4.75% due 09/15/2015		330,000	327,733
Universal Hospital Services, Inc.
5.9425% due 06/01/2015 (b)		200,000	162,000
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015		100,000	96,000

			2,316,056

Healthcare Services - 0.48%
Cardinal Health, Inc.
1.4619% due 10/02/2009 (b)		260,000	258,884
Centene Corp.
7.25% due 04/01/2014		450,000	417,375
CRC Health Corp.
10.75% due 02/01/2016		125,000	90,000
DaVita, Inc.
6.625% due 03/15/2013		525,000	492,187
7.25% due 03/15/2015		250,000	235,000
Healthsouth Corp.
10.75% due 06/15/2016		425,000	433,500
Roche Holdings, Inc.
5.00% due 03/01/2014		160,000	166,841
U.S. Oncology Holdings, Inc., PIK
6.9037% due 03/15/2012		378,000	257,040
US Oncology, Inc.
9.00% due 08/15/2012		125,000	125,000
10.75% due 08/15/2014		175,000	166,688
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015		350,000	326,375
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		450,000	441,000
WellPoint, Inc.
5.00% due 01/15/2011		415,000	424,222
6.00% due 02/15/2014		85,000	84,989

			3,919,101

Holdings Companies/Conglomerates - 0.13%
ERP Operating LP
5.25% due 09/15/2014		190,000	172,756
Visant Corp.
7.625% due 10/01/2012		325,000	320,125

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Holdings Companies/Conglomerates
(continued)
Visant Holding Corp.
10.25 due 12/01/2013	$600,000	$591,000

		1,083,881

Homebuilders - 0.11%
Centex Corp.
5.45% due 08/15/2012	60,000	56,250
D.R. Horton, Inc., Series DHI
2.00% due 05/15/2014	219,000	209,276
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	400,000	341,000
Lennar Corp., Series B
5.60% due 05/31/2015	45,000	34,762
5.95% due 10/17/2011	25,000	22,937
MDC Holdings, Inc., MTN
5.375% due 12/15/2014	60,000	53,484
NVR, Inc.
5.00% due 06/15/2010	115,000	114,493
Pulte Homes, Inc.
5.20% due 02/15/2015	75,000	61,125
Ryland Group, Inc.
5.375% due 01/15/2015	20,000	18,050

		911,377

Hotels & Restaurants - 0.23%
Gaylord Entertainment Company
6.75% due 11/15/2014	700,000	532,000
8.00% due 11/15/2013	300,000	247,125
McDonald's Corp.
5.30% due 03/15/2017	205,000	210,612
5.70% due 02/01/2039	125,000	121,845
O'Charleys, Inc.
9.00% due 11/01/2013	250,000	213,125
OSI Restaurant Partners, Inc.
10.00% due 06/15/2015	175,000	113,750
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014	475,000	445,313

		1,883,770

Household Appliances - 0.02%
Whirlpool Corp.
6.125% due 06/15/2011	140,000	137,427
Industrial Machinery - 0.13%
Caterpillar, Inc.
8.25% due 12/15/2038	110,000	127,370
H&E Equipment Services, Inc.
8.375% due 07/15/2016	525,000	412,125
Manitowoc, Inc.
7.125% due 11/01/2013	200,000	143,000
10.25% due 08/25/2014	498,750	407,313

		1,089,808

Industrials - 0.06%
Air Products & Chemicals, Inc.
4.15% due 02/01/2013	150,000	152,023
WCA Waste Corp.
9.25% due 06/15/2014	400,000	356,000

		508,023

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Insurance - 0.55%
ACE INA Holdings, Inc.
5.70% due 02/15/2017		$240,000	$231,720
Aflac, Inc.
8.50% due 05/15/2019		420,000	434,956
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	49,000	79,753
Berkshire Hathaway Finance Corp.
4.60% due 05/15/2013		$300,000	309,933
Highmark, Inc.
6.80% due 08/15/2013 (f)		225,000	209,473
HUB International Holdings, Inc.
9.00% due 12/15/2014 (f)		550,000	412,500
10.25% due 06/15/2015 (f)		975,000	604,500
MetLife, Inc.
6.75% due 06/01/2016		15,000	15,264
Muenchener Rueckversicherungs AG
5.767% due 06/29/2049 (b)	EUR	50,000	50,716
Nationwide Mutual Insurance Company
6.60% due 04/15/2034 (f)		$135,000	73,828
New York Life Global Funding, EMTN
4.375% due 01/19/2017	EUR	100,000	110,932
NLV Financial Corp.
7.50% due 08/15/2033 (f)		$285,000	213,836
Ohio National Financial Services, Inc.
6.35% due 04/01/2013 (f)		15,000	13,921
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	89,000	127,910
Principal Financial Global Funding II LLC, EMTN
4.50% due 01/26/2017	EUR	50,000	47,901
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	141,560
7.875% due 05/15/2014		290,000	290,408
8.875% due 05/15/2019		135,000	133,471
Principal Life Global Funding I
5.25% due 01/15/2013 (f)		190,000	185,875
Principal Life Income Funding Trusts
5.20% due 11/15/2010		40,000	40,344
RLI Corp.
5.95% due 01/15/2014		20,000	20,302
Sun Life Assurance Company of Canada
6.15% due 06/30/2022 (b)	CAD	42,000	39,814
The Travelers Companies, Inc.
5.90% due 06/02/2019		$175,000	179,248
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		170,000	107,968
Travelers Insurance Company Institutional
Funding, Ltd.
5.75% due 12/06/2011	GBP	54,000	84,490
USI Holdings Corp.
9.75% due 05/15/2015 (f)		$225,000	123,187
Willis North America, Inc.
6.20% due 03/28/2017		195,000	153,680

			4,437,490

International Oil - 0.63%
ConocoPhillips Company
5.75% due 02/01/2019		300,000	311,186
EnCana Corp.
6.50% due 08/15/2034		255,000	230,742

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
International Oil (continued)
EnCana Corp. (continued)
6.50% due 05/15/2019		$155,000	$159,253
Gaz Capital for Gazprom
8.625% due 04/28/2034		175,000	171,500
Gaz Capital for Gazprom, EMTN
4.56% due 12/09/2012	EUR	150,000	197,489
Gaz Capital SA
7.288% due 08/16/2037		$390,000	292,500
7.51% due 07/31/2013		225,000	215,782
8.146% due 04/11/2018		300,000	273,000
Nabors Industries, Inc.
9.25% due 01/15/2019 (f)		190,000	202,153
Pemex Project Funding Master Trust
2.62% due 06/15/2010 (b)(f)		215,000	212,850
5.75% due 03/01/2018		465,000	437,100
6.25% due 08/05/2013	EUR	150,000	217,356
Petro-Canada
6.80% due 05/15/2038		$125,000	113,866
PF Export Receivables Master Trust
6.436% due 06/01/2015 (f)		50,434	50,839
Shell International Finance BV
6.375% due 12/15/2038		405,000	447,432
Transocean, Inc.
5.25% due 03/15/2013		225,000	232,153
Weatherford International, Ltd.
9.625% due 03/01/2019		265,000	299,073
XTO Energy, Inc.
4.625% due 06/15/2013		525,000	524,514
5.65% due 04/01/2016		380,000	379,901
YPF SA, MTNC
10.00% due 11/02/2028		220,000	165,000

			5,133,689

Investment Companies - 0.06%
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)		290,000	193,285
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011 (f)		180,000	167,574
Xstrata Finance Canada, Ltd., EMTN
5.25% due 06/13/2017	EUR	80,000	90,728

			451,587

Leisure Time - 1.02%
AMC Entertainment, Inc.
8.75% due 06/01/2019 (f)		$425,000	412,781
Ameristar Casinos, Inc.
9.25% due 06/01/2014 (f)		600,000	600,000
Harrah's Operating Company, Inc.
10.00% due 12/15/2015 (f)		150,000	102,000
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (f)		525,000	510,563
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014		321,000	248,775
Lions Gate Entertainment Corp.
2.9375% due 10/15/2024		155,000	119,450
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (f)		50,000	21,625
MGM Mirage, Inc.
8.50% due 09/15/2010		475,000	446,500
10.375% due 05/15/2014 (f)		350,000	360,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
MGM Mirage, Inc. (continued)
11.125% due 11/15/2017 (f)		$500,000	$530,625
13.00% due 11/15/2013 (f)		450,000	491,625
Penn National Gaming, Inc.
6.75% due 03/01/2015		425,000	393,125
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015		475,000	396,625
8.25% due 03/15/2012		500,000	487,500
Pokagon Gaming Authority
10.375% due 06/15/2014 (f)		650,000	627,250
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013		100,000	83,250
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015 (f)		800,000	464,000
Speedway Motorsports, Inc.
6.75% due 06/01/2013		360,000	336,600
8.75% due 06/01/2016 (f)		150,000	150,750
Vivendi
5.75% due 04/04/2013 (f)		410,000	399,286
Vivendi, EMTN
7.75% due 01/23/2014	EUR	50,000	77,452
Wynn Las Vegas LLC
6.625% due 12/01/2014		$1,175,000	1,006,094

			8,266,376

Liquor - 0.02%
Cia Brasileira de Bebidas
10.50% due 12/15/2011		160,000	184,800
Manufacturing - 0.29%
3M Company, MTN
5.125% due 11/06/2009		95,000	96,962
5.70% due 03/15/2037		200,000	192,229
AGY Holding Corp.
11.00% due 11/15/2014		250,000	178,750
Cooper US, Inc.
6.10% due 07/01/2017		205,000	209,972
Danaher Corp.
5.40% due 03/01/2019		70,000	70,416
Danaher European Finance Company EHF
4.50% due 07/22/2013	EUR	50,000	68,383
General Dynamics Corp.
4.50% due 08/15/2010		$210,000	218,137
Honeywell International, Inc.
4.25% due 03/01/2013		210,000	218,126
5.30% due 03/01/2018		235,000	242,108
Sally Holdings LLC
9.25% due 11/15/2014 (a)		425,000	428,187
10.50% due 11/15/2016		75,000	75,187
SPX Corp.
7.625% due 12/15/2014		375,000	363,750

			2,362,207

Medical-Hospitals - 0.42%
Community Health Systems, Inc.
8.875% due 07/15/2015		300,000	296,625
HCA, Inc.
8.50% due 04/15/2019 (f)		500,000	488,750
9.25% due 11/15/2016		1,000,000	982,500

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
HCA, Inc., PIK
9.625% due 11/15/2016	$131,000	$125,432
Health Management Associates, Inc.
3.70% due 08/16/2020	238,968	206,349
6.125% due 04/15/2016	650,000	552,500
Symbion, Inc.
11.00% due 08/23/2015	298,757	149,378
Tenet Healthcare Corp.
6.50% due 06/01/2012	225,000	205,665
United Surgical Partners International, Inc.
8.875% due 05/01/2017	450,000	383,625

		3,390,824

Metal & Metal Products - 0.21%
Clarendon Alumina Production, Ltd.
8.50% due 11/16/2021	100,000	67,673
Corp Nacional del Cobre de Chile
7.50% due 01/15/2019 (f)	230,000	257,089
Corp Nacional del Cobre de Chile, Series REGS
7.50% due 01/15/2019	130,000	143,385
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015	1,075,000	709,500
Hawk Corp.
8.75% due 11/01/2014	331,000	331,000
Southern Copper Corp.
7.50% due 07/27/2035	200,000	166,154

		1,674,801

Mining - 0.52%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	750,000	744,375
Placer Dome, Inc.
6.45% due 10/15/2035	315,000	268,248
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	455,000	444,386
8.95% due 05/01/2014	420,000	451,378
Teck Resources, Ltd.
9.75% due 05/15/2014 (f)	525,000	522,375
10.25% due 05/15/2016 (f)	550,000	558,250
10.75% due 05/15/2019 (f)	525,000	538,125
Vale Overseas, Ltd.
6.25% due 01/23/2017	525,000	530,755
6.875% due 11/21/2036	163,000	147,346

		4,205,238

Office Furnishings & Supplies - 0.00%
Interface, Inc.
9.50% due 02/01/2014	25,000	19,062
Paper - 0.42%
Boise Cascade LLC
7.125% due 10/15/2014	290,000	139,925
Cellu Tissue Holdings, Inc.
11.50% due 06/01/2014 (f)	300,000	292,500
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013	80,000	77,124
8.625% due 08/15/2010	220,000	230,506
Domtar Corp.
5.375% due 12/01/2013	175,000	144,375
7.125% due 08/15/2015	400,000	332,000
9.50% due 08/01/2016	50,000	42,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Paper (continued)
Georgia-Pacific Corp.
7.00% due 01/15/2015 (f)		$100,000	$94,500
7.125% due 01/15/2017 (f)		400,000	376,000
Georgia-Pacific LLC
8.25% due 05/01/2016 (f)		475,000	467,875
International Paper Company
7.40% due 06/15/2014		300,000	295,494
9.375% due 05/15/2019		250,000	251,648
NewPage Corp.
10.00% due 05/01/2012		350,000	196,000
Rock-Tenn Company
8.20% due 08/15/2011		250,000	255,938
9.25% due 03/15/2016		225,000	228,375

			3,424,260

Petroleum Services - 0.43%
Centrica PLC, EMTN
7.125% due 12/09/2013	EUR	50,000	77,715
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		$100,000	91,500
7.75% due 05/15/2017		1,500,000	1,320,000
Complete Production Services, Inc.
8.00% due 12/15/2016		1,275,000	1,032,750
Helix Energy Solutions Group, Inc.
3.25% due 12/15/2025		459,000	339,660
Premcor Refining Group, Inc.
6.75% due 02/01/2011		120,000	123,656
Repsol International Finance BV, EMTN
6.50% due 03/27/2014	EUR	50,000	74,913
SeaRiver Maritime, Inc.
zero coupon due 09/01/2012		$315,000	286,650
Smith International, Inc.
8.625% due 03/15/2014		95,000	99,601

			3,446,445

Pharmaceuticals - 0.11%
Eli Lilly & Company
5.55% due 03/15/2037		205,000	190,546
Hospira, Inc.
4.95% due 06/15/2009		80,000	80,037
Merck KGAA
4.75% due 11/26/2010	EUR	50,000	72,422
Omnicare, Inc.
6.75% due 12/15/2013		$200,000	181,500
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		325,000	330,268

			854,773

Pipelines - 0.23%
Buckeye Partners LP
6.05% due 01/15/2018		140,000	121,879
Enterprise Products Operating LLC
9.75% due 01/31/2014		130,000	145,072
TEPPCO Partners LP
5.90% due 04/15/2013		300,000	282,440
7.55% due 04/15/2038		485,000	415,991
Texas Gas Transmission LLC
5.50% due 04/01/2013 (f)		970,000	908,721

			1,874,103

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing - 0.29%
Local Insight Regatta Holdings, Inc.
11.00% due 12/01/2017	$450,000	$121,500
Nielsen Finance LLC
zero coupon, Step up to 12.50% on
08/01/2011 due 08/01/2016	775,000	496,000
10.00% due 08/01/2014	225,000	214,313
11.50% due 05/01/2016 (f)	100,000	95,000
11.625% due 02/01/2014 (f)	450,000	445,500
Sun Media Corp.
7.625% due 02/15/2013	325,000	209,625
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015 (f)	350,000	234,500
10.50% due 01/15/2015 (f)	225,000	175,500
Valassis Communications, Inc.
8.25% due 03/01/2015	675,000	391,500

		2,383,438

Railroads & Equipment - 0.23%
American Railcar Industries, Inc.
7.50% due 03/01/2014	350,000	302,750
Canadian National Railway Company
6.25% due 08/01/2034	249,000	249,540
CSX Corp.
5.75% due 03/15/2013	275,000	280,607
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	125,000	112,187
Kansas City Southern Railway Company
13.00% due 12/15/2013	125,000	131,250
Norfolk Southern Corp.
5.59% due 05/17/2025	30,000	27,377
5.75% due 04/01/2018	95,000	95,897
7.25% due 02/15/2031	115,000	119,120
Union Pacific Corp.
5.70% due 08/15/2018	205,000	195,526
7.875% due 01/15/2019	280,000	313,133

		1,827,387

Real Estate - 0.54%
AMB Property LP, MTN
5.90% due 08/15/2013	45,000	40,233
6.30% due 06/01/2013	205,000	182,788
AvalonBay Communities, Inc., MTN
4.95% due 03/15/2013	60,000	55,326
6.125% due 11/01/2012	185,000	184,353
6.625% due 09/15/2011	265,000	271,812
Camden Property Trust
4.375% due 01/15/2010	90,000	90,635
Duke Realty LP
6.25% due 05/15/2013	230,000	195,711
Federal Realty Investment Trust
6.00% due 07/15/2012	135,000	122,277
Felcor Lodging LP
9.00% due 06/01/2011	250,000	213,750
Hospitality Properties Trust
5.625% due 03/15/2017	225,000	165,199
Host Hotels & Resorts LP
2.625% due 04/15/2027 (f)	475,000	396,031

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Host Marriott LP, Series Q
6.75% due 06/01/2016		$525,000	$451,500
Kimco Realty Corp., MTN
4.904% due 02/18/2015		60,000	48,805
Mack-Cali Realty LP
5.80% due 01/15/2016		75,000	59,060
Reckson Operating Partnership
6.00% due 03/31/2016		210,000	149,769
Regency Centers LP
5.875% due 06/15/2017		120,000	87,317
Simon Property Group LP, REIT
4.60% due 06/15/2010		235,000	233,426
5.30% due 05/30/2013		90,000	86,744
5.75% due 12/01/2015		445,000	412,145
6.75% due 05/15/2014		155,000	154,031
10.35% due 04/01/2019		35,000	39,421
Ventas Realty LP
6.50% due 06/01/2016		470,000	428,875
Ventas Realty LP, Series 1
6.50% due 06/01/2016		125,000	113,750
Vornado Realty LP
4.50% due 08/15/2009		35,000	35,087
WEA Finance LLC
7.50% due 06/02/2014 (f)		175,000	173,014

			4,391,059

Retail - 0.46%
CVS Caremark Corp.
2.7925% due 09/10/2010 (b)		360,000	358,609
Federated Retail Holdings, Inc.
5.35% due 03/15/2012		630,000	579,392
Ferrellgas Escrow LLC
6.75% due 05/01/2014		250,000	227,500
Home Depot, Inc.
3.75% due 09/15/2009		115,000	115,327
5.20% due 03/01/2011		80,000	82,666
Inergy LP/Inergy Finance Corp.
8.75% due 03/01/2015		250,000	247,500
JC Penney Company, Inc.
9.00% due 08/01/2012		400,000	406,951
Leslie's Poolmart
7.75% due 02/01/2013		350,000	329,875
PPR, EMTN
8.625% due 04/03/2014	EUR	50,000	75,421
Sears Roebuck Acceptance
6.75% due 08/15/2011		$175,000	157,500
7.00% due 02/01/2011		200,000	183,500
Staples, Inc.
9.75% due 01/15/2014		245,000	270,144
Sunstate Equipment Company LLC
10.50% due 04/01/2013 (f)		450,000	324,000
Target Corp.
5.875% due 07/15/2016		305,000	312,446
TJX Companies, Inc.
6.95% due 04/15/2019		45,000	48,740

			3,719,571

Retail Grocery - 0.22%
Couche-Tard US LP
7.50% due 12/15/2013		300,000	296,250

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Retail Grocery (continued)
Delhaize Group
5.625% due 06/27/2014	EUR	50,000	$67,151
6.50% due 06/15/2017		$250,000	245,106
Ingles Markets, Inc.
8.875% due 05/15/2017 (f)		375,000	369,844
Kroger Company
6.15% due 01/15/2020		130,000	131,810
6.80% due 04/01/2011		170,000	180,845
7.50% due 01/15/2014		117,000	131,063
8.05% due 02/01/2010		350,000	360,879

			1,782,948

Retail Trade - 0.37%
ACE Hardware Corp.
9.125% due 06/01/2016 (f)		475,000	451,250
Dollar General Corp., PIK
11.875% due 07/15/2017		550,000	580,250
Dollarama Group LP
8.875% due 08/15/2012		425,000	399,500
Home Depot, Inc.
5.40% due 03/01/2016		220,000	215,814
Macys Retail Holdings, Inc.
10.625% due 11/01/2010		400,000	409,480
Nordstrom, Inc.
6.75% due 06/01/2014		50,000	50,329
Safeway, Inc.
6.25% due 03/15/2014		40,000	42,601
Target Corp.
7.50% due 08/15/2010		150,000	158,683
The Pantry, Inc.
7.75% due 02/15/2014		550,000	486,750
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		165,000	166,911

			2,961,568

Sanitary Services - 0.13%
Casella Waste Systems, Inc.
9.75% due 02/01/2013		750,000	622,500
Waste Management, Inc.
6.10% due 03/15/2018		480,000	449,856
7.375% due 05/15/2029		15,000	13,821

			1,086,177

Semiconductors - 0.13%
Avago Technologies Finance
10.125% due 12/01/2013		375,000	360,469
Flextronics International, Ltd.
6.25% due 11/15/2014		125,000	111,875
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		100,000	93,000
7.50% due 07/19/2010		500,000	485,000

			1,050,344

Software - 0.06%
Oracle Corp.
5.00% due 01/15/2011		355,000	373,418
SS&C Technologies, Inc.
11.75% due 12/01/2013		100,000	93,500

			466,918

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Steel - 0.54%
Allegheny Technologies, Inc.
9.375% due 06/01/2019		$165,000	$167,475
ArcelorMittal
5.375% due 06/01/2013		965,000	889,771
Evraz Group SA
8.875% due 04/24/2013		530,000	423,072
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		150,000	153,750
GTL Trade Finance, Inc.
7.25% due 10/20/2017		125,000	119,965
Metals USA Holdings Corp., PIK
8.2075% due 07/01/2012		52,443	31,597
Metals USA, Inc.
11.125% due 12/01/2015		175,000	131,687
Reliance Steel & Aluminum Company
6.20% due 11/15/2016		600,000	464,539
Ryerson, Inc.
12.00% due 11/01/2015		450,000	303,750
Steel Capital SA
9.75% due 07/29/2013		250,000	203,750
Steel Dynamics, Inc.
6.75% due 04/01/2015		140,000	119,350
7.375% due 11/01/2012		1,025,000	943,000
Tube City IMS Corp.
9.75% due 02/01/2015		575,000	327,750
Usiminas Commercial, Ltd.
7.25% due 01/18/2018		100,000	102,000

			4,381,456

Telecommunications Equipment &
Services - 1.74%
Anixter, Inc.
10.00% due 03/15/2014		300,000	297,000
Belden, Inc.
7.00% due 03/15/2017		550,000	487,438
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		425,000	318,750
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.75% due 05/01/2017 (f)		1,225,000	1,206,625
Citizens Communications Company
6.25% due 01/15/2013		250,000	234,062
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	35,000	55,802
8.50% due 06/15/2010		$330,000	349,526
Deutsche Telekom International Finance BV, EMTN
4.50% due 10/25/2013	EUR	100,000	145,536
7.125% due 09/26/2012	GBP	80,000	139,921
Digicel Group, Ltd.
8.875% due 01/15/2015 (f)		$1,500,000	1,200,000
8.875% due 01/15/2015		140,000	112,000
Digicel, Ltd.
9.25% due 09/01/2012 (f)		775,000	740,125
Dycom Industries, Inc.
8.125% due 10/15/2015		275,000	233,750
France Telecom SA
7.75% due 03/01/2011		320,000	348,006
GC Impsat Holdings I PLC
9.875% due 02/15/2017		700,000	595,000

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
GCI, Inc.
7.25% due 02/15/2014		$475,000	$430,469
Hughes Network Systems LLC
9.50% due 04/15/2014 (f)		275,000	265,375
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016		325,000	333,125
11.50% due 02/04/2017 (f)		350,000	266,000
Intelsat Corp.
9.25% due 06/15/2016 (f)		600,000	576,000
Intelsat Subsidiary Holding Company, Ltd.
8.875% due 01/15/2015 (f)		300,000	294,000
iPCS, Inc.
3.1525% due 05/01/2013 (b)(f)		600,000	496,500
5.0275% due 05/01/2014 (b)		475,000	344,375
Level 3 Communications, Inc.
6.00% due 03/15/2010		88,000	83,600
Orascom Telecom Finance
7.875% due 02/08/2014 (f)		225,000	184,500
7.875% due 02/08/2014 (f)		110,000	90,200
7.875% due 02/08/2014		140,000	113,400
OTE PLC, GMTN
4.625% due 05/20/2016	EUR	100,000	133,079
Paetec Holding Corp.
9.50% due 07/15/2015		$375,000	339,375
SBA Communications Corp.
4.00% due 10/01/2014 (f)		335,000	340,444
SBC Communications, Inc.
6.45% due 06/15/2034		355,000	326,916
Telesat Canada
11.00% due 11/01/2015 (f)		850,000	824,500
12.50% due 11/01/2017		300,000	264,000
TELUS Corp.
5.95% due 04/15/2015	CAD	35,000	33,078
Verizon Communications, Inc.
5.25% due 04/15/2013		$210,000	221,015
Verizon Global Funding Corp.
7.25% due 12/01/2010		110,000	117,730
7.75% due 12/01/2030		285,000	310,855
Verizon Wireless Capital LLC
8.75% due 12/18/2015	EUR	50,000	83,786
West Corp.
9.50% due 10/15/2014 (f)		$425,000	382,500
Wind Acquisition Finance SA
10.75% due 12/01/2015 (f)		750,000	787,500

			14,105,863

Telephone - 1.65%
AT&T Corp.
7.30% due 11/15/2011 (b)		150,000	165,374
AT&T, Inc.
4.95% due 01/15/2013		350,000	361,936
5.30% due 11/15/2010		125,000	129,892
5.80% due 02/15/2019		1,195,000	1,226,345
6.70% due 11/15/2013		460,000	505,675
British Telecommunications PLC
5.15% due 01/15/2013		530,000	522,119
British Telecommunications PLC, EMTN
5.25% due 06/23/2014	EUR	100,000	136,111

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Cincinnati Bell, Inc.
7.00% due 02/15/2015		$450,000	$412,875
France Telecom SA, EMTN
7.25% due 01/28/2013	EUR	75,000	119,517
Frontier Communications Corp.
8.25% due 05/01/2014		$425,000	415,437
KONINKLIJKE KPN NV, EMTN
5.75% due 03/18/2016	GBP	100,000	164,475
KONINKLIJKE KPN NV, MTN, Series G
4.75% due 01/17/2017	EUR	50,000	69,285
Level 3 Financing, Inc.
9.25% due 11/01/2014		$375,000	292,969
Nokia OYJ
5.375% due 05/15/2019		50,000	49,636
Nordic Telephone Company Holdings
8.25% due 05/01/2016 (f)	EUR	100,000	137,129
8.875% due 05/01/2016 (f)		$850,000	850,000
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		450,000	414,000
Qwest Corp.
4.57% due 06/15/2013 (b)		125,000	112,187
7.50% due 10/01/2014		175,000	167,125
8.375% due 05/01/2016 (f)		300,000	294,750
8.875% due 03/15/2012		300,000	302,250
Royal KPN NV, EMTN
4.50% due 03/18/2013	EUR	80,000	114,872
Sprint Capital Corp.
6.875% due 11/15/2028		$575,000	402,500
7.625% due 01/30/2011		130,000	128,375
8.375% due 03/15/2012		500,000	492,500
8.75% due 03/15/2032		950,000	750,500
Sprint Nextel Corp.
1.6319% due 06/28/2010 (b)		105,000	99,229
6.00% due 12/01/2016		950,000	771,875
Telecom Italia Capital SA
4.00% due 01/15/2010		470,000	470,885
5.25% due 11/15/2013		750,000	728,914
Telecom Italia Finance SA, EMTN
6.875% due 01/24/2013	EUR	90,000	133,027
Telecom Italia SpA, EMTN
7.875% due 01/22/2014		50,000	76,601
8.25% due 03/21/2016		60,000	93,926
Telefonica Emisiones SAU
5.984% due 06/20/2011		$185,000	195,377
6.221% due 07/03/2017		275,000	288,386
Telekom Finanzmanagement GmbH
6.375% due 01/29/2016	EUR	50,000	72,403
Telemar Norte Leste SA, Series REGS
9.50% due 04/23/2019		$100,000	107,042
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		225,000	221,625
Verizon Communications, Inc.
4.35% due 02/15/2013		645,000	658,713
6.35% due 04/01/2019		95,000	99,829
6.90% due 04/15/2038		260,000	264,498
Windstream Corp.
8.625% due 08/01/2016		325,000	319,313

			13,339,477

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Tires & Rubber - 0.01%
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		$425,000	$42,500
Tobacco - 0.26%
Alliance One International, Inc.
12.75% due 11/15/2012		225,000	218,250
Altria Group, Inc.
8.50% due 11/10/2013		680,000	764,984
9.25% due 08/06/2019		160,000	177,007
Imperial Tobacco Finance PLC, EMTN
4.375% due 11/22/2013	EUR	100,000	134,934
6.875% due 06/13/2012	GBP	49,000	82,911
Philip Morris International, Inc., GMTN
5.625% due 09/06/2011	EUR	100,000	148,771
Reynolds American, Inc.
7.25% due 06/01/2013		$595,000	596,013

			2,122,870

Transportation - 0.50%
Autoroutes du Sud de la France, EMTN
7.375% due 03/20/2019	EUR	50,000	73,665
Bombardier, Inc.
6.30% due 05/01/2014 (f)		$575,000	503,125
6.75% due 05/01/2012 (f)		200,000	184,000
7.45% due 05/01/2034 (f)		375,000	285,000
8.00% due 11/15/2014 (f)		550,000	507,375
Bristow Group, Inc.
6.125% due 06/15/2013		425,000	371,875
7.50% due 09/15/2017		775,000	674,250
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		268,000	263,948
6.15% due 05/01/2037		436,000	414,818
Canadian National Railway Company
6.375% due 11/15/2037		65,000	64,938
Canadian Pacific Railway Company
5.75% due 05/15/2013		265,000	267,650
7.25% due 05/15/2019		185,000	183,995
FedEx Corp.
5.50% due 08/15/2009		215,000	216,378

			4,011,017

Utility Service - 0.24%
Consumers Energy Company, Series J
6.00% due 02/15/2014		160,000	167,788
PNM Resources, Inc.
9.25% due 05/15/2015		550,000	501,187
Public Service Electric & Gas Company
5.70% due 12/01/2036		355,000	336,994
Veolia Environnement
5.25% due 06/03/2013		360,000	363,227
6.00% due 06/01/2018		430,000	420,666
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	50,000	72,327
4.875% due 05/28/2013		35,000	50,629
5.875% due 02/01/2012		30,000	44,761

			1,957,579

TOTAL CORPORATE BONDS (Cost $298,780,510)			$284,866,013

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.44%
Air Travel - 0.07%
Airtran Holdings, Inc.
7.00% due 07/01/2023	$328,000	$304,630
JetBlue Airways Corp.
3.75% due 03/15/2035	275,000	254,375

		559,005

Auto Services - 0.04%
United Rentals North America, Inc.
1.875% due 10/15/2023	375,000	337,500
Automobiles - 0.09%
Ford Motor Company
4.25% due 12/15/2036	914,000	734,627
Cable & Television - 0.07%
Sinclair Broadcast Group, Inc.
3.00% due 05/15/2027	725,000	538,313
Cellular Communications - 0.02%
Leap Wireless International, Inc.
4.50% due 07/15/2014	200,000	158,000
Coal - 0.02%
Peabody Energy Corp.
4.75% due 12/15/2066	200,000	152,750
Electrical Equipment - 0.02%
WESCO International, Inc.
1.75% due 11/15/2026	181,000	148,646
Electronics - 0.04%
Advanced Micro Devices, Inc.
5.75% due 08/15/2012	475,000	295,094
Wesco International, Inc.
2.625% due 10/15/2025	71,000	66,651

		361,745

Financial Services - 0.03%
NASDAQ OMX Group, Inc.
2.50% due 08/15/2013	244,000	203,130
Telecommunications Equipment &
Services - 0.04%
Lucent Technologies, Inc., Series B
2.75% due 06/15/2025	225,000	145,489
NII Holdings, Inc.
2.75% due 08/15/2025	70,000	64,663
SBA Communications Corp.
1.875% due 05/01/2013 (f)	164,000	136,120

		346,272

TOTAL CONVERTIBLE BONDS (Cost $3,080,371)		$3,539,988

MUNICIPAL BONDS - 0.59%
Arizona - 0.05%
Salt River Project Agricultural Improvement &
Power District
5.00% due 01/01/2038	365,000	368,537
California - 0.01%
State of California
7.55% due 04/01/2039	80,000	78,182

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Connecticut - 0.01%
Connecticut State Development Authority
5.25% due 05/01/2031	$95,000	$95,195
District of Columbia - 0.00%
District of Columbia
4.75% due 06/01/2031	30,000	28,928
Florida - 0.04%
Orange County Florida Tourist Development
5.00% due 10/01/2018	330,000	343,490
Georgia - 0.10%
Atlanta Water & Wastewater Revenue
5.50% due 11/01/2017	220,000	248,985
De Kalb County Water and Sewer Revenue
5.00% due 10/01/2035	325,000	336,453
Metropolitan Atlanta Rapid Transit Authority
5.00% due 07/01/2037	260,000	260,673

		846,111

Illinois - 0.03%
Chicago Illinois Transit Authority, Series A
6.899% due 12/01/2040	245,000	258,745
Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	120,000	107,815
Maryland - 0.03%
County of Baltimore
5.00% due 02/01/2038	200,000	207,540
New York - 0.09%
Metropolitan Transportation Authority
7.336% due 11/15/2039	55,000	61,386
New York City Housing Development Corp.
6.42% due 11/01/2027	115,000	97,437
New York State Urban Development Corp.
5.50% due 03/15/2018	160,000	187,952
Triborough Bridge & Tunnel Authority
5.00% due 11/15/2038	360,000	361,339

		708,114

North Carolina - 0.05%
Charlotte Water and Sewer Systems
4.75% due 07/01/2033	405,000	410,054
Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	55,858
Pennsylvania - 0.03%
Commonwealth of Pennsylvania
5.00% due 01/01/2018	240,000	269,239
Texas - 0.05%
Austin Texas Independent School District
5.00% due 08/01/2033	360,000	369,839
Utah - 0.06%
Utah Transit Authority Sales Tax Revenue
4.75% due 06/15/2032	195,000	193,645
5.25% due 06/15/2038	270,000	278,024

		471,669

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
West Virginia - 0.02%
Tobacco Settlement Finance Authority of West
Virginia
7.467% due 06/01/2047	$325,000	$195,270

TOTAL MUNICIPAL BONDS (Cost $4,882,334)		$4,814,586

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.84%
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (f)	350,000	288,750
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	233,928	233,530
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	796,000	739,143
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501% due 07/10/2043	640,000	625,357
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
5.4582% due 02/25/2034 (b)	130,888	108,998
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
3.9318% due 05/25/2034 (b)	74,344	66,147
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7523% due 09/25/2034 (b)	174,541	150,920
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.8196% due 10/25/2034 (b)	82,463	71,146
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0887% due 11/25/2035 (b)	366,601	233,944
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2398% due 11/25/2035 (b)	188,687	135,082
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	2,243	2,238
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	320,000	304,654
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	409,368	411,681
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	578,000	506,746
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/11/2042	50,241	50,354
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	462,000	454,596
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042	119,131	118,801
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	11,719	11,708

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.720% due 09/11/2038 (b)	$60,000	$52,014
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	47,672
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038	119,659	119,783
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	500,000	453,063
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A1
5.282% due 06/11/2050	513,245	501,099
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050	50,000	40,392
Bear Stearns Commercial Mortgage Securities,
Series 2007-T28, Class A4
5.742% due 09/11/2042	180,000	146,064
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048 (f)	285,000	264,862
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	163,285	163,111
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2251% due 09/15/2020 (b)	50,000	44,144
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617% due 10/15/2048	170,000	138,553
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	45,000	38,651
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A3
6.0194% due 03/10/2017 (b)	1,270,000	1,055,651
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4
5.8162% due 12/10/2049 (b)	230,000	185,120
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A1
5.54% due 09/15/2039	99,931	99,067
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	173,601	172,319
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	1,205,000	896,246
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	505,483
Federal Home Loan Mortgage Corp., Series 199,
Class PO
zero coupon PO due 08/01/2028	7,671	6,983
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	171,099	176,445

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	$131,808	$4,877
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	39,142	2,425
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	35,274	76
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	161,382	164,483
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	847,000	859,607
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	205,276	216,773
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	13,288	13,276
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	14,200	14,180
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	400,000	413,679
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	106,000	110,100
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	419,720	439,947
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	181,935	188,942
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	94,163	95,826
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	201,641	204,968
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	640,355	664,039
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	153,570	160,743
Federal Home Loan Mortgage Corp., Series 2568,
Class KA
4.25% due 12/15/2021	204,511	208,605
Federal Home Loan Mortgage Corp., Series 2688,
Class DE
4.50% due 02/15/2020	262,860	269,920
Federal Home Loan Mortgage Corp., Series 3354,
Class PA
5.50% due 07/15/2028	556,638	570,929
Federal Home Loan Mortgage Corp., Series R005,
Class AB
5.50% due 12/15/2018	394,151	404,632

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series R006,
Class AK
5.75% due 12/15/2018	$460,034	$472,947
Federal Home Loan Mortgage Corp., Series R013,
Class AB
6.00% due 12/15/2021	172,857	179,158
Federal Home Loan Mortgage Corp., Stated Final,
Series SF4, Class C
3.32% due 12/15/2011	16,441	16,393
Federal National Mortgage Association
5.00% IO due 10/01/2036	17,832	2,881
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	144,327	151,386
Federal National Mortgage Association, Series
2003-32, Class PG
5.00% due 10/25/2027	350,000	353,575
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	15,681	121
Federal National Mortgage Association, Series
2003-88, Class TE
4.50% due 11/25/2014	374,566	377,176
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	38,380	39,115
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	411,000	426,247
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	228,180	234,853
Federal National Mortgage Association, Strip,
Series 319, Class 2
6.50% IO due 02/01/2032	28,749	4,959
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	465,000	470,228
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	256,386	258,116
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70% due 04/15/2034	49,653	50,709
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	308,991	327,107
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	36,825	39,303
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	28,188	25,024
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	232,262	245,165
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	208,945	222,229

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association, Series
2004-43, Class A
2.822% due 12/16/2019	$553,138	$555,715
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	56,000	58,182
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	576,000	597,922
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	139,824
Government National Mortgage Association, Series
2008-8, Class A
3.612% due 11/16/2027	949,241	955,608
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	28,659	28,634
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	247,611	240,792
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569% due 08/10/2042 (b)	250,000	226,686
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	146,000	142,673
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 03/10/2039	255,688	253,123
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	50,000	39,332
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	630,000	523,897
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	1,025,000	819,840
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	315,558	317,109
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	257,124	262,876
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2003-LN1, Class A1
4.134% due 10/15/2037	27,029	25,880
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	621,000	607,267
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	65,000	55,190
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.279% due 12/12/2043	165,939	164,923
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	191,933	190,836

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336% due 05/15/2047	$470,000	$357,529
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4
6.0069% due 06/15/2049 (b)	445,000	347,928
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.4975% due 11/25/2036	97,802	84,644
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Class A3
4.559% due 09/15/2027 (b)	475,000	458,448
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	273,855	271,801
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	133,000	115,479
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	211,102	210,755
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	117,500	98,333
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.43% due 02/15/2040	50,000	35,337
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.8105% due 08/12/2041	485,000	439,546
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	720,000	513,460
Morgan Stanley Capital I, Series 2007-IQ14, Class
A4
5.692% due 04/15/2049 (b)	495,000	358,880
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
6.0764% due 06/11/2049 (b)	1,025,000	832,725
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.4579% due 01/11/2043 (b)	45,000	38,797
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	18,169	18,155
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	366,000	363,690
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	142,025	142,229
PNC Mortgage Acceptance Corp., Series
1999-CM1, Class A1B
7.33% due 12/10/2032 (b)	287,432	288,465
Vendee Mortgage Trust, Series 1996-3, Class 4
9.5962% due 03/15/2025 (b)	9,588	10,345
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.809% due 01/25/2034 (b)	464,532	427,085
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5543% due 03/25/2035 (b)	316,603	266,476

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.923% due 03/25/2035 (b)	$192,455	$163,973
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.6633% due 10/25/2036 (b)	824,231	510,836

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,270,806)		$31,086,461

ASSET BACKED SECURITIES - 2.04%
American Express Credit Account Master Trust,
Series 2005-5, Class A
0.4913% due 02/15/2013 (b)	605,000	594,818
American Express Credit Account Master Trust,
Series 2006-B, Class A
0.4913% due 08/15/2013 (b)	170,000	165,511
American Express Credit Account Master Trust,
Series 2007-4, Class A
0.4412% due 12/17/2012 (b)	125,000	123,273
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,570,000	1,410,015
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.59% due 11/17/2014	290,000	309,082
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	46,418	32,837
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	182,879	185,340
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013 (f)	140,000	141,268
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010 (f)	275,000	274,528
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.32% due 03/20/2010 (f)	419,460	418,696
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
0.5569% due 03/20/2010 (b)(f)	98,482	97,968
Capital One Multi-Asset Execution Trust, Series
2003-C3, Class C3
2.7013% due 07/15/2016 (b)	40,000	29,567
Capital One Multi-Asset Execution Trust, Series
2003-C4, Class C4
6.00% due 08/15/2013	325,000	309,188
Capital One Multi-Asset Execution Trust, Series
2007-C3, Class C3
0.7412% due 04/15/2013	125,000	114,046
Capital One Multi-Asset Execution Trust, Series
2008-A1, Class A
1.2012% due 11/15/2012 (b)(f)	1,100,000	1,098,968
Capital One Prime Auto Receivables Trust, Series
2006-1, Class A4
5.01% due 11/15/2011	260,000	262,938
Capital One Prime Auto Receivables Trust, Series
2006-2, Class A4
4.94% due 07/15/2012	423,748	428,724

The accompanying notes are an integral part of the financial statements.
260

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	$19,877	$5,674
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-4, Class 2A1
1.1775% due 10/25/2032 (b)	10,147	7,695
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	184,649	145,729
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,075,000	1,114,229
CNH Equipment Trust, Series 2007-A, Class A3
4.99% due 10/15/2010	1,476	1,478
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	208,224
CNH Equipment Trust, Series 2009-B, Class A3
2.97% due 03/15/2013	305,000	305,195
Daimler Chrysler Auto Trust, Series 2008-A, Class
A3A
3.70% due 06/08/2012	300,000	297,948
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	450,000	493,909
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/15/2012	340,000	342,595
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014 (f)	144,665	144,879
Honda Auto Receivables Owner Trust, Series
2009-2, Class A4
4.90% due 01/15/2013	190,000	190,241
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.10% due 03/18/2011	214,619	218,002
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 06/17/2013	220,000	227,762
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 11/15/2012	139,080	141,550
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	164,041	166,812
John Deere Owner Trust, Series 2008-A, Class A2
3.63% due 03/15/2011	167,300	167,770
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014 (f)	240,000	244,994
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	48,933	48,986
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028 (f)	463,794	397,012
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028 (f)	15,930	12,032
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028 (f)	160,267	134,053

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
0.7412% due 10/15/2013 (b)		$415,000	$362,498
Nissan Auto Receivables Owner Trust, Series
2008-A, Class A3
3.89% due 08/15/2011		175,000	178,396
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013 (f)		350,000	347,191
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010		447,000	468,450
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015		281,000	310,272
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015		334,000	355,974
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033		22,484	16,447
SLM Student Loan Trust, Series 2008-4, Class A2
2.1419% due 07/25/2016 (b)		675,000	670,346
SLM Student Loan Trust, Series 2008-6, Class A1
1.4919% due 10/27/2014		445,927	443,147
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011		70,527	70,893
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012		500,000	480,086
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012		628,880	640,949
USAA Auto Owner Trust, Series 2008-1, Class A3
4.16% due 04/16/2012		375,000	382,846
Volkswagen Auto Lease Trust, Series 2009-A,
Class A3
3.41% due 04/16/2012		400,000	401,224
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		180,000	143,736
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		199,143	202,162

TOTAL ASSET BACKED SECURITIES
(Cost $16,829,503)			$16,488,153

SUPRANATIONAL OBLIGATIONS - 0.38%
Supranational - 0.38%
European Investment Bank
8.75% due 08/25/2017	GBP	320,000	685,680
European Investment Bank, EMTN
4.75% due 10/15/2017	EUR	965,000	1,434,176
Inter-American Development Bank
4.40% due 01/26/2026	CAD	410,000	319,772
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	370,000	319,263

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

SUPRANATIONAL OBLIGATIONS
(continued)
Supranational (continued)
Queensland Treasury Corp., Series 17
6.00% due 09/14/2017	AUD	409,000	$326,831

			3,085,722

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,187,562)			$3,085,722

SHORT TERM INVESTMENTS - 4.00%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)		$426,537	$4,265,370
T. Rowe Price Reserve Investment Fund,
0.5211%		28,230,680	28,123,688

TOTAL SHORT TERM INVESTMENTS
(Cost $32,389,058)			$32,389,058

REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$2,257,013 on 06/01/2009,
collateralized by $2,295,000
Federal Home Loan Bank, 0.875%
due 03/30/2010 (valued at
$2,303,606, including interest)		$2,257,000	$2,257,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,257,000)			$2,257,000

Total Investments (Spectrum Income Fund)
(Cost $851,637,379) - 99.38%			$804,350,481
Other assets and liabilities, net - 0.62%			5,023,967

TOTAL NET ASSETS - 100.00%			$809,374,448

Strategic Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 5.75%
Treasury Inflation Protected
Securities (d) - 4.03%
1.75% due 01/15/2028 ***		$1,441,442	$1,328,830
2.00% due 01/15/2016		450,009	460,556
2.00% due 01/15/2026 ***		4,907,241	4,710,952
2.375% due 01/15/2017		453,444	476,541
2.50% due 07/15/2016 to 01/15/2029		8,123,743	8,459,406
2.625% due 07/15/2017		164,171	176,484
3.375% due 04/15/2032 ***		371,405	457,292
3.875% due 04/15/2029 ***		1,552,320	1,925,847

			17,995,908

U.S. Treasury Bonds - 0.78%
3.50% due 02/15/2039		209,000	180,099
4.25% due 05/15/2039		770,000	758,931
4.50% due 05/15/2038		1,325,000	1,360,195
6.375% due 08/15/2027		930,000	1,169,911

			3,469,136

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes - 0.78%
2.75% due 02/15/2019	$3,720,000	$3,495,944
3.125% due 05/15/2019	10,000	9,714

		3,505,658

U.S. Treasury Strips - 0.16%
zero coupon due 05/15/2018 to
05/15/2030	1,020,000	711,810

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,679,398)		$25,682,512

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.77%
Federal Home Loan Bank - 4.31%
4.50% due 10/09/2009	10,300,000	10,453,954
5.00% due 09/18/2009	8,700,000	8,817,911

		19,271,865

Federal Home Loan Mortgage Corp. - 4.15%
2.50% due 04/23/2014	1,700,000	1,676,209
3.75% due 03/27/2019	960,000	943,853
5.00% due 12/01/2034	123,253	126,498
5.50% due 11/01/2035 to 01/01/2038	12,362,136	12,790,852
5.50% due 12/01/2099 (b)	2,900,000	2,995,609

		18,533,021

Federal National Mortgage
Association - 19.69%
zero coupon PO due 02/01/2019	380,000	181,716
2.50% due 05/15/2014	870,000	857,440
3.516% due 11/01/2035 (b)	220,773	223,660
4.50% due 04/01/2038	3,569,452	3,602,218
4.625% due 05/01/2013	640,000	652,397
5.00% due 08/01/2034 to 07/01/2038	7,554,924	7,754,345
5.00% TBA **	26,900,000	27,538,875
5.25% due 08/01/2012	1,300,000	1,356,896
5.50% due 09/14/2017 to 08/01/2037	17,975,220	18,632,663
5.50% TBA **	21,090,000	21,801,788
6.00% due 04/18/2036 to 10/01/2037	3,981,332	4,168,587
6.00% TBA **	300,000	316,406
6.25% due 02/01/2011	270,000	284,370
6.50% due 10/01/2032 (b)	487,633	524,301
7.50% due 07/01/2030 to 02/01/2031	8,429	9,210
8.00% due 08/01/2027	37,533	40,551
8.80% due 01/25/2019	21,409	23,880
10.40% due 04/25/2019	4,645	5,065

		87,974,368

Government National Mortgage
Association - 1.97%
5.00% due 06/15/2033 to 08/15/2035	2,230,740	2,309,897
5.00% TBA **	700,000	720,234
6.00% due 01/15/2037	5,483,357	5,744,245
7.50% due 04/15/2022 to 10/15/2027	6,617	7,171

		8,781,547

The Financing Corp. - 0.65%
zero coupon due 02/08/2018	190,000	126,884
zero coupon due 03/07/2019	300,000	186,026
zero coupon due 06/06/2019	100,000	60,583
zero coupon due 05/11/2018	730,000	476,514

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
The Financing Corp. (continued)
zero coupon due 08/03/2018		$310,000	$200,829
zero coupon due 08/03/2018		560,000	361,603
zero coupon due 08/03/2018		300,000	193,716
zero coupon due 04/06/2018		590,000	390,541
zero coupon due 08/03/2018 to
09/26/2019		730,000	470,764
zero coupon due 11/02/2018		680,000	432,659

			2,900,119

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,290,004)			$137,460,920

FOREIGN GOVERNMENT OBLIGATIONS - 3.58%
Brazil - 1.87%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	633,000	570,978
10.00% due 01/01/2012		1,093,000	568,676
10.00% due 07/01/2010		13,610,000	7,233,436
10.00% due 01/01/2010		1,000	530

			8,373,620

Indonesia - 0.28%
Republic of Indonesia
11.00% due 09/15/2025	IDR	13,051,000,000	1,227,093
Italy - 0.09%
Republic of Italy
5.804% due 10/25/2032		$440,000	422,162
Mexico - 0.16%
Government of Mexico
5.625% due 01/15/2017		684,000	697,680
Russia - 0.33%
Government of Russia
7.50% due 03/31/2030		1,464,960	1,461,298
Turkey - 0.85%
Republic of Turkey
6.875% due 03/17/2036		4,215,000	3,814,575

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $15,777,228)			$15,996,428

CORPORATE BONDS - 46.43%
Air Travel - 0.25%
Continental Airlines, Inc., Series C
7.339% due 04/19/2014		140,000	95,200
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (f)		2,360,000	1,038,400

			1,133,600

Aluminum - 0.50%
Novelis, Inc.
7.25% due 02/15/2015		3,415,000	2,245,363
Auto Parts - 0.03%
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013		90,000	29,700
Visteon Corp.
8.25% due 08/01/2010 ^		556,000	27,800

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Parts (continued)
Visteon Corp. (continued)
12.25% due 12/31/2016 ^ (f)	$1,437,000	$71,850

		129,350

Auto Services - 0.56%
Hertz Corp.
10.50% due 01/01/2016	2,070,000	1,800,900
Penhall International Corp.
12.00% due 08/01/2014 (f)	1,965,000	687,750

		2,488,650

Automobiles - 0.19%
General Motors Corp.
8.25% due 07/15/2023 ^	580,000	52,200
8.375% due 07/15/2033 ^	8,745,000	787,050

		839,250

Banking - 2.33%
Bank of America Corp.
2.375% due 06/22/2012	40,000	40,505
5.42% due 03/15/2017	1,600,000	1,340,186
Bank of the West, Series 1
2.15% due 03/27/2012	940,000	948,896
Citibank NA, Series FXD
1.875% due 05/07/2012	820,000	821,903
Glitnir Banki HF
6.33% due 07/28/2011 ^ (f)	440,000	61,600
6.375% due 09/25/2012 ^ (f)	580,000	81,200
6.693% due 06/15/2016 ^ (b)(f)	620,000	62
7.451% due 09/14/2049 ^ (b)(f)	100,000	10
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(f)	786,000	592,108
6.375% due 04/30/2022 (b)	340,000	252,773
Kaupthing Bank HF
7.125% due 05/19/2016 ^ (e)(f)	230,000	23
7.625% due 02/28/2015 ^ (f)	1,280,000	75,200
KeyBank NA
3.20% due 06/15/2012	80,000	82,998
Lloyds TSB Bank PLC
2.80% due 04/02/2012 (f)	650,000	653,797
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (f)	1,130,000	971,800
7.125% due 01/14/2014	750,000	709,658
State Street Corp.
2.15% due 04/30/2012	1,700,000	1,716,233
TuranAlem Finance BV
8.25% due 01/22/2037 (f)	1,490,000	298,000
8.25% due 01/22/2037	500,000	105,000
Wachovia Corp.
5.25% due 08/01/2014	1,740,000	1,679,187

		10,431,139

Broadcasting - 0.89%
News America, Inc.
5.30% due 12/15/2014	3,305,000	3,349,085
6.65% due 11/15/2037	50,000	42,319
Time Warner Cable, Inc.
7.30% due 07/01/2038	590,000	598,396

		3,989,800

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Building Materials & Construction - 0.21%
Associated Materials, Inc.
11.25 due 03/01/2014	$2,645,000	$846,400
NTK Holdings, Inc.
10.75% due 03/01/2014	865,000	85,419

		931,819

Business Services - 0.33%
Affinion Group, Inc.
10.125% due 10/15/2013	425,000	399,500
11.50% due 10/15/2015	130,000	112,125
SunGard Data Systems, Inc.
10.25% due 08/15/2015	610,000	553,575
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (f)	510,000	415,650

		1,480,850

Cable & Television - 1.45%
AT&T Broadband Corp.
8.375% due 03/15/2013	785,000	874,403
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^	2,362,000	271,630
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^	267,000	262,995
Charter Communications Holdings LLC
11.75% due 05/15/2011 ^	1,540,000	7,700
12.125% due 01/15/2012 ^	30,000	300
Charter Communications, Inc.
10.875% due 09/15/2014 ^ (f)	880,000	906,400
Comcast Corp.
6.50% due 01/15/2015	460,000	475,945
6.50% due 01/15/2017	850,000	879,962
CSC Holdings, Inc.
6.75% due 04/15/2012	250,000	241,250
8.50% due 06/15/2015 (f)	125,000	123,125
EchoStar DBS Corp.
7.75% due 05/31/2015	1,030,000	973,350
Time Warner Entertainment Company LP
8.375% due 07/15/2033	430,000	446,491
Time Warner, Inc.
7.625% due 04/15/2031	955,000	869,661
UPC Holding BV
9.875% due 04/15/2018 (f)	130,000	125,432

		6,458,644

Cellular Communications - 0.39%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (f)	130,000	154,886
Cricket Communications, Inc.
7.75% due 05/15/2016 (f)	505,000	487,956
Rogers Wireless, Inc.
8.00% due 12/15/2012	20,000	20,550
True Move Company, Ltd.
10.75% due 12/16/2013 (f)	385,000	277,200
Vimpelcom
8.375% due 04/30/2013 (f)	880,000	800,800

		1,741,392

Chemicals - 0.05%
Arco Chemical Company
9.80% due 02/01/2020 ^	75,000	22,875

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Georgia Gulf Corp.
10.75% due 10/15/2016 ^	$725,000	$70,687
Methanex Corp.
8.75% due 08/15/2012	125,000	116,875

		210,437

Coal - 0.03%
International Coal Group, Inc.
10.25% due 07/15/2014	180,000	124,200
Commercial Services - 0.62%
Ceridian Corp., PIK
12.25% due 11/15/2015	110,000	73,700
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	350,000	340,375
Rental Service Corp.
9.50% due 12/01/2014	3,000,000	2,340,000

		2,754,075

Computers & Business Equipment - 0.02%
Activant Solutions, Inc.
9.50% due 05/01/2016	140,000	102,550
Construction Materials - 0.00%
Nortek, Inc.
8.50% due 09/01/2014	35,000	9,275
Containers-Paper/Plastic - 0.00%
Radnor Holdings, Inc.
11.00% due 03/15/2010 ^	125,000	156
Crude Petroleum & Natural Gas - 1.48%
Anadarko Petroleum Corp.
5.95% due 09/15/2016	50,000	47,822
8.70% due 03/15/2019	1,190,000	1,325,050
Berry Petroleum Company
10.25% due 06/01/2014	220,000	215,875
Chesapeake Energy Corp.
6.25% due 01/15/2018	90,000	73,012
6.50% due 08/15/2017	90,000	74,475
6.875% due 01/15/2016	450,000	388,125
7.25% due 12/15/2018	525,000	438,375
Conoco, Inc.
6.95% due 04/15/2029	1,620,000	1,663,944
Hess Corp.
7.30% due 08/15/2031	900,000	859,081
Mariner Energy, Inc.
7.50% due 04/15/2013	80,000	70,000
OPTI Canada, Inc.
7.875% due 12/15/2014	220,000	148,500
8.25% due 12/15/2014	125,000	86,250
PetroHawk Energy Corp.
9.125% due 07/15/2013	120,000	117,900
Plains Exploration & Production Company
10.00% due 03/01/2016	240,000	239,400
Quicksilver Resources, Inc.
7.125% due 04/01/2016	250,000	182,500
SandRidge Energy, Inc.
9.875% due 05/15/2016 (f)	610,000	581,025
W&T Offshore, Inc.
8.25% due 06/15/2014 (f)	105,000	79,800

		6,591,134

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Domestic Oil - 0.14%
Exco Resources, Inc.
7.25% due 01/15/2011	$335,000	$299,825
Whiting Petroleum Corp.
7.00% due 02/01/2014	375,000	335,625

		635,450

Drugs & Health Care - 0.18%
Humana, Inc.
6.30% due 08/01/2018	1,065,000	822,882
Educational Services - 0.24%
Education Management Corp.
10.25% due 06/01/2016	1,105,000	1,077,375
Electrical Utilities - 3.51%
AES Corp.
7.75% due 03/01/2014	2,813,000	2,679,382
7.75% due 10/15/2015	270,000	251,100
8.00% due 10/15/2017	2,795,000	2,599,350
9.375% due 09/15/2010	1,100,000	1,108,250
Dominion Resources, Inc.
5.70% due 09/17/2012	730,000	754,689
Edison Mission Energy
7.00% due 05/15/2017	120,000	87,000
7.20% due 05/15/2019	370,000	250,212
7.625% due 05/15/2027	130,000	79,463
7.75% due 06/15/2016	300,000	232,500
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	5,692,200	2,974,175
Exelon Corp.
5.625% due 06/15/2035	170,000	130,870
FirstEnergy Corp.
6.45% due 11/15/2011	430,000	449,914
7.375% due 11/15/2031	675,000	585,452
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	574,834	569,085
Orion Power Holdings, Inc.
12.00% due 05/01/2010	170,000	175,525
Pacific Gas & Electric Company
6.05% due 03/01/2034	490,000	494,219
TXU Corp., Series P
5.55% due 11/15/2014	1,000,000	534,600
TXU Corp., Series Q
6.50% due 11/15/2024	460,000	188,499
TXU Corp., Series R
6.55% due 11/15/2034	3,880,000	1,524,208

		15,668,493

Electronics - 0.14%
L-3 Communications Corp.
7.625% due 06/15/2012	550,000	549,313
L-3 Communications Corp., Series B
6.375% due 10/15/2015	75,000	68,250

		617,563

Energy - 0.58%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	330,000	240,075
Mirant North America LLC
7.375% due 12/31/2013	300,000	287,250

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
NRG Energy, Inc.
7.25% due 02/01/2014	$1,150,000	$1,101,125
7.375% due 02/01/2016	1,010,000	950,662

		2,579,112

Financial Services - 14.19%
Aiful Corp.
5.00% due 08/10/2010 (f)	440,000	248,600
American General Finance Corp.
6.90% due 12/15/2017	280,000	138,521
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	3,200,000	3,299,002
CDX North America High Yield, Series 8-T1
7.625% due 06/29/2012 (f)	8,397,900	7,264,183
Citigroup, Inc.
5.00% due 09/15/2014	1,080,000	939,036
5.625% due 08/27/2012	1,090,000	1,019,139
5.875% due 05/29/2037	8,270,000	6,617,538
6.125% due 08/25/2036	50,000	37,015
6.875% due 03/05/2038	1,240,000	1,091,194
Countrywide Financial Corp.
6.25% due 05/15/2016	420,000	351,704
Credit Suisse USA, Inc.
5.50% due 08/16/2011	270,000	283,192
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (f)	980,000	968,053
Ford Motor Credit Company LLC
3.8888% due 01/13/2012 (b)	60,000	47,400
6.57% due 06/15/2011 (b)	836,000	706,420
7.00% due 10/01/2013	80,000	64,557
7.375% due 10/28/2009	70,000	68,274
7.80% due 06/01/2012	700,000	597,762
7.875% due 06/15/2010	1,875,000	1,784,685
9.875% due 08/10/2011	725,000	661,863
12.00% due 05/15/2015	9,990,000	9,185,116
General Electric Capital Corp.
2.125% due 12/21/2012	3,350,000	3,367,182
2.25% due 03/12/2012	2,500,000	2,537,223
GMAC LLC
6.00% due 04/01/2011 (f)	1,231,000	1,089,435
7.50% due 12/31/2013 (f)	332,000	277,220
8.00% due 11/01/2031 (f)	8,716,000	6,537,000
8.00% due 12/31/2018 (f)	398,000	288,550
Goldman Sachs Group LP
4.50% due 06/15/2010	580,000	589,739
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	885,000	274,350
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	1,650,000	892,704
International Lease Finance Corp.
5.875% due 05/01/2013	815,000	633,614
JPMorgan Chase & Company
2.125% due 06/22/2012	650,000	655,718
2.125% due 12/26/2012	780,000	782,083
6.625% due 03/15/2012	970,000	1,027,941
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010 ^	775,000	114,312
6.20% due 09/26/2014 ^	290,000	42,775

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Lehman Brothers Holdings, Inc., MTN
6.75% due 12/28/2017 ^	$2,620,000	$262
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	1,090,000	880,602
Morgan Stanley
1.5569% due 10/18/2016 (b)	250,000	184,128
1.95% due 06/20/2012	1,700,000	1,706,225
2.00% due 09/22/2011	700,000	709,493
4.75% due 04/01/2014	2,280,000	2,086,107
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)(f)	850,000	263,500
TNK-BP Finance SA
6.625% due 03/20/2017	480,000	373,200
7.50% due 07/18/2016 (f)	1,330,000	1,103,900
7.875% due 03/13/2018 (f)	340,000	280,500
Wells Fargo Company
5.30% due 08/26/2011	1,250,000	1,294,806

		63,365,823

Food & Beverages - 0.05%
Dole Food Company, Inc.
7.25% due 06/15/2010	230,000	224,825
Forest Products - 0.11%
Weyerhaeuser Company
6.75% due 03/15/2012	480,000	477,563
Funeral Services - 0.02%
Service Corp. International
7.50% due 04/01/2027	30,000	23,850
7.625% due 10/01/2018	65,000	60,125

		83,975

Furniture & Fixtures - 0.15%
Norcraft Companies LP
9.00% due 11/01/2011	400,000	380,000
Norcraft Holdings Capital
9.75 due 09/01/2012	350,000	308,000

		688,000

Gas & Pipeline Utilities - 2.36%
El Paso Corp.
7.00% due 06/15/2017	1,050,000	983,473
7.375% due 12/15/2012	475,000	458,497
7.75% due 01/15/2032	6,430,000	5,102,411
7.80% due 08/01/2031	2,783,000	2,213,534
7.875% due 06/15/2012	500,000	490,046
El Paso Natural Gas Company
8.375% due 06/15/2032	480,000	484,533
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	140,000	138,048
6.75% due 03/15/2011	100,000	104,795
7.125% due 03/15/2012	20,000	21,008
Williams Companies, Inc.
7.625% due 07/15/2019	25,000	24,375
7.875% due 09/01/2021	275,000	266,750
8.75% due 03/15/2032	267,000	256,320

		10,543,790

Healthcare Products - 0.43%
Biomet, Inc.
11.625% due 10/15/2017	1,020,000	1,004,700

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products (continued)
Biomet, Inc., PIK
10.375% due 10/15/2017	$880,000	$836,000
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^	500,000	1,250
Universal Hospital Services, Inc.
5.9425% due 06/01/2015 (b)	50,000	40,500
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	40,000	38,400

		1,920,850

Healthcare Services - 0.36%
DaVita, Inc.
7.25% due 03/15/2015	420,000	394,800
U.S. Oncology Holdings, Inc., PIK
6.9037% due 03/15/2012	458,000	311,440
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	300,000	279,750
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	640,000	627,200

		1,613,190

Holdings Companies/Conglomerates - 0.29%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (f)	558,000	412,920
Leucadia National Corp.
7.125% due 03/15/2017	10,000	7,712
8.125% due 09/15/2015	970,000	860,875

		1,281,507

Homebuilders - 0.15%
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	780,000	664,950
Hotels & Restaurants - 0.09%
CCM Merger, Inc.
8.00% due 08/01/2013 (f)	105,000	72,450
El Pollo Loco, Inc.
11.75% due 11/15/2013	215,000	172,000
11.75% due 12/01/2012 (f)	70,000	71,225
Sbarro, Inc.
10.375% due 02/01/2015	160,000	89,200

		404,875

Industrial Machinery - 0.14%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	445,000	349,325
Terex Corp.
10.875% due 06/01/2016	270,000	263,609

		612,934

Insurance - 0.01%
American International Group, Inc., MTN
5.85% due 01/16/2018	160,000	67,810
International Oil - 2.14%
Corral Finans AB, PIK
2.6313% due 04/15/2010 (b)(f)	107,358	46,164
Gaz Capital for Gazprom
8.625% due 04/28/2034	800,000	784,000
Gaz Capital SA, Series REGS
6.212% due 11/22/2016	500,000	421,250

The accompanying notes are an integral part of the financial statements.
266

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil (continued)
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (f)	$1,100,000	$1,001,000
Kerr-McGee Corp.
6.95% due 07/01/2024	490,000	428,899
OAO Gazprom
9.625% due 03/01/2013	150,000	153,563
Pemex Project Funding Master Trust
6.625% due 06/15/2035	7,019,000	6,522,300
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (f)	110,000	91,850
7.00% due 05/01/2017 (f)	130,000	105,950

		9,554,976

Leisure Time - 0.58%
AMC Entertainment, Inc.
8.75% due 06/01/2019 (f)	200,000	194,250
Boyd Gaming Corp.
6.75% due 04/15/2014	400,000	312,000
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (f)	330,000	320,925
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010 ^	190,000	44,650
MGM Mirage, Inc.
6.625% due 07/15/2015	20,000	12,925
7.625% due 01/15/2017	310,000	198,400
10.375% due 05/15/2014 (f)	170,000	175,100
11.125% due 11/15/2017 (f)	410,000	435,113
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	150,000	99,000
7.125% due 08/15/2014	150,000	103,500
River Rock Entertainment Authority
9.75% due 11/01/2011	25,000	18,250
Snoqualmie Entertainment Authority
5.3837% due 02/01/2014 (b)(f)	45,000	23,512
9.125% due 02/01/2015 (f)	700,000	374,500
Station Casinos, Inc.
7.75% due 08/15/2016 ^	240,000	86,400
WMG Acquisition Corp.
9.50% due 06/15/2016 (f)	180,000	179,550

		2,578,075

Manufacturing - 0.95%
Tyco International Group SA
6.00% due 11/15/2013	1,040,000	1,042,850
6.375% due 10/15/2011	180,000	189,040
6.75% due 02/15/2011	360,000	375,465
Tyco International, Ltd.
6.875% due 01/15/2021	2,760,000	2,619,902

		4,227,257

Medical-Hospitals - 1.70%
Community Health Systems, Inc.
8.875% due 07/15/2015	360,000	355,950
HCA, Inc.
6.375% due 01/15/2015	265,000	204,712
7.50% due 12/15/2023	25,000	15,000
7.50% due 11/15/2095	40,000	20,654
7.50% due 11/06/2033	1,400,000	777,000
9.125% due 11/15/2014	670,000	658,275
9.25% due 11/15/2016	1,140,000	1,120,050

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
HCA, Inc., PIK
9.625% due 11/15/2016	$2,880,000	$2,757,600
Tenet Healthcare Corp.
6.875% due 11/15/2031	1,125,000	705,937
7.375% due 02/01/2013	125,000	120,313
9.00% due 05/01/2015 (f)	190,000	193,800
9.875% due 07/01/2014	669,000	669,000

		7,598,291

Mining - 1.01%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	2,400,000	2,382,000
Noranda Aluminium Acquisition Corp., PIK
5.4125% due 05/15/2015 (b)	134,774	71,430
Teck Resources, Ltd.
9.75% due 05/15/2014 (f)	190,000	189,050
10.25% due 05/15/2016 (f)	160,000	162,400
10.75% due 05/15/2019 (f)	320,000	328,000
Vale Overseas, Ltd.
6.875% due 11/21/2036	887,000	801,815
Vedanta Resources PLC
8.75% due 01/15/2014 (f)	600,000	582,000

		4,516,695

Office Furnishings & Supplies - 0.05%
Interface, Inc.
9.50% due 02/01/2014	100,000	76,250
10.375% due 02/01/2010	150,000	156,765

		233,015

Oil Comp-Integrated - 0.15%
Occidental Petroleum Corp.
7.00% due 11/01/2013	570,000	652,047
Paper - 0.41%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 ^ (f)	690,000	634,800
Appleton Papers, Inc.
8.125% due 06/15/2011	15,000	9,750
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	305,000	103,700
NewPage Corp.
7.2775% due 05/01/2012 (b)	1,705,000	826,925
NewPage Holding Corp., PIK
8.5788% due 11/01/2013 (b)	1,405,586	147,587
Smurfit Capital Funding PLC
7.50% due 11/20/2025	200,000	123,000

		1,845,762

Petroleum Services - 0.58%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	1,410,000	1,277,174
Belden & Blake Corp.
8.75% due 07/15/2012	725,000	572,750
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	50,000	45,750
Complete Production Services, Inc.
8.00% due 12/15/2016	235,000	190,350
Enterprise Products Operating LP
8.375 due 08/01/2066 (b)	210,000	159,600

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Key Energy Services, Inc.
8.375% due 12/01/2014	$150,000	$132,000
Pride International, Inc.
7.375% due 07/15/2014	210,000	209,212
SemGroup LP
8.75% due 11/15/2015 ^ (f)	200,000	13,000

		2,599,836

Photography - 1.43%
Eastman Kodak Company
3.375% due 10/15/2033	4,210,000	3,441,675
7.25% due 11/15/2013	4,790,000	2,945,850

		6,387,525

Publishing - 0.31%
Idearc, Inc.
8.00% due 11/15/2016 ^	1,045,000	23,513
TL Acquisitions, Inc.
10.50% due 01/15/2015 (f)	1,740,000	1,357,200

		1,380,713

Railroads & Equipment - 0.19%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	130,000	116,675
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	850,000	671,500
7.625% due 12/01/2013	50,000	41,000

		829,175

Real Estate - 0.15%
Ashton Woods USA LLC/Ashton Woods Finance
Company
zero coupon, Step up to 11.00% on
02/24/2012 due 06/30/2015 (f)	39,000	14,812
Forest City Enterprises, Inc.
7.625% due 06/01/2015	5,000	2,750
Realogy Corp.
10.50% due 04/15/2014	711,000	261,293
12.375% due 04/15/2015	900,000	225,000
Realogy Corp., PIK
11.00% due 04/15/2014	794	187
Ventas Realty LP
6.50% due 06/01/2016	35,000	31,937
6.75% due 04/01/2017	150,000	138,375

		674,354

Retail - 0.23%
Michaels Stores, Inc.
10.00% due 11/01/2014	750,000	540,000
Suburban Propane Partners LP
6.875% due 12/15/2013	365,000	343,100
Wal-Mart Stores, Inc.
5.80% due 02/15/2018	140,000	150,673

		1,033,773

Retail Grocery - 0.02%
Kroger Company
6.15% due 01/15/2020	60,000	60,836
6.40% due 08/15/2017	40,000	41,836

		102,672

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Trade - 0.64%
American Greetings Corp.
7.375% due 06/01/2016	$15,000	$9,450
Blockbuster, Inc.
9.00% due 09/01/2012	1,190,000	606,900
CVS Corp.
9.35% due 01/10/2023 (f)	1,700,000	502,282
CVS Pass-Through Trust
6.036% due 12/10/2028 (f)	443,307	365,116
Dollar General Corp.
10.625% due 07/15/2015	220,000	232,650
Dollar General Corp., PIK
11.875% due 07/15/2017	90,000	94,950
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015 (f)	1,987,287	1,063,199

		2,874,547

Sanitary Services - 0.17%
Waste Management, Inc.
6.375% due 11/15/2012	730,000	743,888
Semiconductors - 0.01%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	10,000	2,650
Sensata Technologies B.V.
8.00% due 05/01/2014 (f)	120,000	55,200

		57,850

Steel - 0.86%
Evraz Group SA
8.875% due 04/24/2013 (f)	1,050,000	834,750
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (f)	684,000	656,640
Metals USA, Inc.
11.125% due 12/01/2015	450,000	338,625
Ryerson, Inc.
12.00% due 11/01/2015	2,845,000	1,920,375
Steel Dynamics, Inc.
7.375% due 11/01/2012	110,000	101,200

		3,851,590

Telecommunications Equipment &
Services - 0.36%
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	430,000	429,553
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 ^	110,000	137
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	510,000	522,750
Intelsat Jackson Holdings, Ltd.
9.50% due 06/15/2016 (f)	65,000	64,675
Royal KPN NV
8.00% due 10/01/2010	580,000	611,723

		1,628,838

Telephone - 1.65%
AT&T, Inc.
5.60% due 05/15/2018	310,000	313,971
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	95,000	73,150
Level 3 Financing, Inc.
9.25% due 11/01/2014	460,000	359,375

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (f)	$500,000	$500,000
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	306,000	281,520
Qwest Corp.
4.57% due 06/15/2013 (b)	90,000	80,775
Sprint Capital Corp.
8.375% due 03/15/2012	2,750,000	2,708,750
Telecom Italia Capital SA
5.25% due 10/01/2015	500,000	457,813
Verizon Communications, Inc.
5.50% due 02/15/2018	1,060,000	1,062,300
Verizon Florida LLC, Series F
6.125% due 01/15/2013	295,000	301,163
Virgin Media Finance PLC, Series 1
9.50% due 08/15/2016	65,000	62,123
Virgin Media, Inc.
9.125% due 08/15/2016	950,000	916,750
Windstream Corp.
8.625% due 08/01/2016	255,000	250,537

		7,368,227

Tobacco - 0.30%
Alliance One International, Inc.
8.50% due 05/15/2012	50,000	46,500
11.00% due 05/15/2012	1,000,000	1,007,500
Altria Group, Inc.
9.70% due 11/10/2018	240,000	273,139

		1,327,139

Trucking & Freight - 0.07%
Swift Transportation Company, Inc.
8.6331% due 05/15/2015 (b)(f)	120,000	51,600
12.50% due 05/15/2017 (f)	525,000	241,500

		293,100

TOTAL CORPORATE BONDS (Cost $261,229,354)		$207,371,996

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.94%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	340,000	284,199
Bear Stearns Structured Products, Inc., Series
2007-EMX1, Class A1
1.3088% due 03/25/2037 (b)(f)	3,172,100	2,329,778
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	295,000	286,682
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034	233,137	230,832
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
0.5163% due 07/20/2046 (b)	1,268,211	459,059
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.6953% due 04/20/2036 (b)	109,986	64,309

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.551% due 02/15/2039 (b)	$1,675,000	$1,388,963
Federal Home Loan Mortgage Corp., Series 3330,
Class VA
5.00% due 06/15/2018	258,503	271,960
First Boston Mortgage Securities Corp., Series D,
Class I-O
10.965% IO due 05/25/2017	8,119	1,878
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.5628% IO due 05/17/2032 (b)	12,486,717	121,772
GMAC Mortgage Corp Loan Trust, Series
2004-AR1, Class 24A
5.061% due 06/25/2034	735,392	457,297
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	298,685	260,533
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF
0.6587% due 03/25/2035 (b)(f)	690,674	629,350
GSR Mortgage Loan Trust, Series 2004-7, Class
4A1
4.8474% due 06/25/2034 (b)	629,175	563,549
GSRPM Mortgage Loan Trust, Series 2003-1,
Class A3
0.8087% due 01/25/2032 (b)	64,064	41,051
Harborview Mortgage Loan Trust, Series 2007-7,
Class 2A1A
1.3088% due 11/25/2047 (b)	3,616,125	1,480,775
Impac CMB Trust, Series 2003-4, Class 1A1
0.9488% due 10/25/2033 (b)	44,593	26,668
IndyMac Index Mortgage Loan Trust, Series
2005-AR14, Class 2A1A
0.6087% due 08/25/2035 (b)	1,184,995	535,222
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
0.5088% due 06/25/2047 (b)	3,123,336	1,112,666
IndyMac Index Mortgage Loan Trust, Series
2007-AR15, Class 2A1
5.7719% due 08/25/2037 (b)	2,403,057	1,044,834
Indymac Index Mortgage Loan Trust, Series
2007-AR5, Class 2A1
5.915% due 05/25/2037 (b)	1,734,677	810,375
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	2,370,000	1,895,630
JPMorgan Mortgage Trust, Series 2005-A6, Class
7A1
4.957% due 08/25/2035 (b)	88,528	50,932
Luminent Mortgage Trust, Series 2006-4, Class A1A
0.4988% due 05/25/2046 (b)	1,429,302	527,142
Master Adjustable Rate Mortgages Trust, Series
2007-R5, Class A1
5.6455% due 11/25/2035 (b)	1,386,580	613,141
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
0.5088% due 05/25/2047 (b)	3,758,960	1,424,751
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8481% due 01/25/2036 (b)	119,594	83,614

The accompanying notes are an integral part of the financial statements.
269

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
0.5188% due 04/25/2046 (b)	$2,352,741	$945,005
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033 (b)	1,031,900	1,011,590
Merit Securities Corp., Series 11PA, Class B2
1.8162% due 09/28/2032 (b)(f)	307,551	222,934
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.8399% due 05/12/2039 (b)	970,000	833,249
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3441% due 10/25/2034 (b)	550,249	381,331
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
0.4988% due 09/25/2046 (b)	1,426,473	563,039
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035 (f)	1,776,208	1,214,274
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
5.194% due 08/25/2035 (b)	101,834	48,879
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
0.4988% due 07/25/2046 (b)	1,670,643	551,802
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
0.4137% due 05/25/2046 (b)	1,792,277	1,772,032
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
0.4187% due 06/25/2046 (b)	2,011,586	2,002,084
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2076% due 09/25/2037 (b)	1,441,104	1,081,685
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.1903% due 09/25/2037 (b)	1,369,410	895,817
WaMu Mortgage Pass Through Certificates, Series
2007-HY3, Class 4A1
5.3313% due 03/25/2037 (b)	1,664,123	1,155,990
WaMu Mortgage Pass Through Certificates, Series
2007-OA6, Class 1A1B
2.2492% due 07/25/2047 (b)	4,116,413	759,514
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
0.5788% due 12/25/2045 (b)	1,165,010	544,127

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $48,843,803)		$30,980,314

ASSET BACKED SECURITIES - 3.66%
ACE Securities Corp., Series 2006-GP1, Class A
0.4387% due 02/25/2031 (b)	842,875	505,666
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
2.1088% due 08/25/2032 (b)	64,352	20,311
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
3.1944% due 04/15/2033 (b)	45,987	21,156

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE6, Class 1A1
1.5588% due 08/25/2037 (b)	$1,759,291	$1,038,573
Bear Stearns Asset Backed Securities, Inc., Series
2003-ABF1, Class A
0.6787% due 01/25/2034 (b)	45,131	25,967
Bear Stearns Asset Backed Securities, Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	2,506,269	1,406,429
Bear Stearns Asset Backed Securities, Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	2,405,457	1,310,527
Countrywide Asset-Backed Certificates, Series
2007-SD1, Class A1
0.7588% due 03/25/2047 (b)	516,555	271,182
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
1.5588% due 06/25/2034 (b)	182,256	13,278
Ellington Loan Acquisition Trust, Series 2007-1,
Class A2A1
1.3088% due 05/25/2037 (b)(f)	1,758,252	1,339,046
Ellington Loan Acquisition Trust, Series 2007-1,
Class A2C
1.5588% due 05/25/2037 (b)(f)	2,300,000	677,669
EMC Mortgage Loan Trust, Series 2003-B, Class A1
0.8587% due 11/25/2041 (b)(f)	188,477	141,751
GSAMP Trust, Series 2006-S4, Class A1
0.3988% due 05/25/2036 (b)	427,686	68,952
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
0.4387% due 06/25/2036 (b)	1,430,319	105,691
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
1.8088% due 10/25/2037 (b)	3,224,925	2,033,066
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	505,079	391,802
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
0.4588% due 03/25/2036 (b)	810,591	155,102
Nelnet Student Loan Trust, Series 2008-4, Class A4
2.5719% due 04/25/2024 (b)	810,000	794,419
RAAC Series, Series 2006-RP2, Class A
0.5587% due 02/25/2037 (b)(f)	999,223	465,526
RAAC Series, Series 2007-RP3, Class A
0.6888% due 10/25/2046 (b)	1,597,438	684,294
Residential Asset Mortgage Products Inc., Series
2003-RS4, Class AIIB
0.9688% due 05/25/2033 (b)	32,039	16,390
SACO I Trust, Inc., Series 2006-5, Class 1A
0.4588% due 04/25/2036 (b)	1,786,866	213,730
SACO I Trust, Inc., Series 2006-5, Class 2A3
0.4888% due 05/25/2036 (b)	1,398,251	11,561
SACO I Trust, Inc., Series 2006-6, Class A
0.4387% due 06/25/2036 (b)	1,062,517	72,478
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 (f)	23,428	2
Securitized Asset Backed Receivables LLC, Series
2007-BR2, Class A2
0.5387% due 02/25/2037 (b)	3,094,771	1,193,450

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
SLM Student Loan Trust, Series 2006-5, Class A2
1.0819% due 07/25/2017 (b)	$568,464	$568,194
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
0.4187% due 02/25/2036 (b)(f)	804,581	90,974
Structured Asset Securities Corp., Series
2007-TC1, Class A
0.6087% due 04/25/2031 (b)(f)	3,403,763	1,897,664
Structured Asset Securities Corp., Series
2008-BC4, Class A3
0.6875% due 11/25/2037 (b)	979,143	820,654

TOTAL ASSET BACKED SECURITIES
(Cost $34,861,914)		$16,355,504

SUPRANATIONAL OBLIGATIONS - 0.36%
Supranational - 0.14%
Asian Development Bank
2.75% due 05/21/2014	660,000	642,318
Venezuela - 0.22%
Corporacion Andina de Fomento
6.875% due 03/15/2012	916,000	962,861

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,642,601)		$1,605,179

COMMON STOCKS - 0.00%
Hotels & Restaurants - 0.00%
Buffets Restaurants Holdings, Inc. *	373	0

TOTAL COMMON STOCKS (Cost $199,758)		$0

PREFERRED STOCKS - 0.37%
Automobiles - 0.05%
General Motors Corp., Series C, 6.25%	76,275	202,891
Financial Services - 0.32%
Federal Home Loan Mortgage Corp.,
Series V,5.57%	121,625	45,001
Federal Home Loan Mortgage Corp., Series Z	56,575	29,419
Federal National Mortgage Association,
Series S	39,250	26,298
Preferred Blocker, Inc., 7.00% (f)	2,440	1,029,009
Resona Preferred Global Securities, Ltd.,
7.191% to 07/30/2015 than variable (f)(i)	440,000	308,000

		1,437,727

TOTAL PREFERRED STOCKS (Cost $7,328,525)		$1,640,618

TERM LOANS - 2.01%
Auto Services - 0.30%
Hertz Corp.
2.253% due 01/21/2012 (b)	1,500,000	1,349,062
Business Services - 0.20%
First Data Corp.
5.926% due 10/15/2014 (b)	1,241,100	909,881
Commercial Services - 0.31%
Aramark Corp.
3.333% due 01/31/2014 (b)	1,500,000	1,363,500

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Electrical Utilities - 0.57%
Calpine Corp.,Tranche B
4.335% due 03/29/2014 (b)	$2,962,500	$2,556,546
Medical-Hospitals - 0.39%
Community Health Systems, Inc., Tranche B
2.728% due 07/02/2014 (b)	1,981,134	1,757,807
Semiconductors - 0.24%
Freescale Semiconductor
2.246% due 12/01/2013 (b)	1,713,534	1,050,967

TOTAL TERM LOANS (Cost $9,780,858)		$8,987,763

WARRANTS - 0.00%
Hotels & Restaurants - 0.00%
Buffets Restaurants Holdings, Inc.
(Expiration Date 04/28/2014) *	165	0

TOTAL WARRANTS (Cost $0)		$0

OPTIONS - 0.00%
Put Options - 0.00%
Eurodollar Futures
Expiration 06/15/2009 at $98.75 *	2,500	6

TOTAL OPTIONS (Cost $30)		$6

REPURCHASE AGREEMENTS - 11.08%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/29/2009 at
0.16% to be repurchased at
$5,500,073 on 06/01/2009,
collateralized by $5,594,000
Federal National Mortgage
Association, 3.00% due
01/13/2014 (valued at $5,609,999,
including interest)	$5,500,000	$5,500,000
JPMorgan Chase & Company Tri-Party
Repurchase Agreement dated 05/29/2009
at 0.13% to be repurchased at $44,000,477
on 06/01/2009, collateralized by
$44,900,000 Federal Home Loan Mortgage
Corp., 0.00% due 06/30/2009 (valued at
$44,880,020, including interest)	44,000,000	44,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $49,500,000)		$49,500,000

Total Investments (Strategic Bond Fund)
(Cost $590,133,473) - 110.95%		$495,581,240
Other assets and liabilities, net - (10.95)%		(48,892,677)

TOTAL NET ASSETS - 100.00%		$446,688,563

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 0.56%
U.S. Treasury Bonds - 0.56%
9.25% due 02/15/2016		$1,635,000	$2,264,985

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,142,233)			$2,264,985

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.61%
Federal Home Loan Mortgage Corp. - 2.50%
4.50% due 04/01/2039		10,044,170	10,120,286
Federal National Mortgage
Association - 3.11%
4.00% TBA **		3,105,000	3,128,772
5.00% due 06/01/2023		1,333,684	1,382,291
5.375% due 06/12/2017		7,265,000	8,090,130

			12,601,193

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $21,929,017)			$22,721,479

FOREIGN GOVERNMENT OBLIGATIONS - 18.41%
Canada - 4.83%
Province of Ontario
4.40% due 03/08/2016	CAD	4,325,000	4,123,398
4.50% due 03/08/2015		3,085,000	2,985,138
4.75% due 06/02/2013		4,610,000	4,534,796
6.25% due 06/16/2015	NZD	3,520,000	2,200,771
6.375% due 10/12/2010		5,010,000	3,310,216
Province of Quebec
5.25% due 10/01/2013	CAD	2,370,000	2,377,511

			19,531,830

Colombia - 0.03%
Republic of Colombia
10.00% due 01/23/2012		$110,000	126,500
France - 2.67%
Government of France
4.25% due 04/25/2019	EUR	3,114,000	4,499,462
4.75% due 10/25/2012		4,125,000	6,297,855

			10,797,317
Germany - 7.53%
Bundesrepublik Deutschland, Series 09
3.75% due 01/04/2019		6,348,000	9,118,199
Bundesschatzanweisungen
4.00% due 09/10/2010		3,200,000	4,689,455
Federal Republic of Germany
3.50% due 04/12/2013		1,710,000	2,522,245
4.25% due 07/04/2018		7,150,000	10,695,930
5.00% due 07/04/2012		2,240,000	3,450,485

			30,476,314
Mexico - 0.51%
Government of Mexico
5.625% due 01/15/2017		$520,000	530,400
5.875% due 01/15/2014		550,000	579,700
6.375% due 01/16/2013		490,000	527,240
8.125% due 12/30/2019		360,000	424,800

			2,062,140

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
New Zealand - 0.30%
Government of New Zealand
6.00% due 12/15/2017	NZD	1,860,000	$1,210,963
Spain - 1.07%
Kingdom of Spain
5.35% due 10/31/2011	EUR	2,840,000	4,335,456
United Kingdom - 1.47%
Government of United Kingdom
5.00% due 03/07/2012	GBP	1,635,000	2,859,718
5.00% due 03/07/2018		1,725,000	3,107,162

			5,966,880

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $71,968,175)			$74,507,400

CORPORATE BONDS - 49.74%
Advertising - 0.04%
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^		$1,815,000	127,050
Vertis, Inc., Series A
18.50% due 10/01/2012		325,283	24,803

			151,853

Aerospace - 0.10%
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		820,000	401,800
Air Travel - 0.53%
Delta Air Lines, Inc.
6.821% due 08/10/2022		1,479,324	1,190,856
US Airways Group, Inc.
7.25% due 05/15/2014		1,235,000	951,073

			2,141,929

Amusement & Theme Parks - 0.01%
HRP Myrtle Beach Operations LLC
10.07% due 04/01/2012 ^ (f)		1,685,000	16,850
Apparel & Textiles - 0.20%
Hanesbrands, Inc., Series B
5.6975% due 12/15/2014 (b)		1,010,000	813,050
Auto Parts - 1.88%
Allison Transmission, Inc.
11.00% due 11/01/2015 (f)		2,900,000	2,262,000
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (f)		1,990,000	1,343,250
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		530,000	515,425
10.50% due 05/15/2016		325,000	323,375
Tenneco Automotive, Inc.
8.625% due 11/15/2014		3,690,000	2,269,350
TRW Automotive, Inc.
7.00% due 03/15/2014 (f)		1,200,000	882,000

			7,595,400

Automobiles - 1.06%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	3,145,000	4,284,007

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Broadcasting - 2.14%
Canadian Satellite Radio Holdings, Inc.
1.50% due 02/14/2016 (b)(e)		$132,650	$38,017
Nexstar Broadcasting, Inc., PIK
7.00% due 01/15/2014 (f)		693,764	197,723
Radio One, Inc.
6.375% due 02/15/2013		225,000	60,750
8.875% due 07/01/2011		200,000	76,000
Salem Communications Corp.
7.75% due 12/15/2010		100,000	30,000
Sirius XM Radio, Inc.
7.00% due 12/01/2014 (f)		2,290,000	827,263
9.625% due 08/01/2013		5,485,000	3,551,537
13.00% due 08/01/2013 (f)		4,615,000	3,322,800
Sirius XM Radio, Inc., Series AI
10.00% due 06/01/2011		1,100,000	572,000

			8,676,090

Building Materials & Construction - 0.24%
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (f)		970,000	960,300
Business Services - 0.38%
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (f)		1,555,000	824,150
Vangent, Inc.
9.625% due 02/15/2015		910,000	693,875

			1,518,025

Cable & Television - 3.69%
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^		1,775,000	204,125
11.00% due 10/01/2015 ^		525,000	55,125
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^ (f)		2,410,000	2,385,900
10.25% due 10/01/2013 ^ (f)		4,232,000	3,914,600
10.25% due 09/15/2010 ^		210,000	205,800
Charter Communications Holdings LLC
8.75% due 11/15/2013 ^		1,100,000	1,006,500
Comcast Corp.
4.95% due 06/15/2016		805,000	769,636
CSC Holdings, Inc.
8.50% due 06/15/2015 (f)		1,450,000	1,428,250
Mediacom Broadband LLC
8.50% due 10/15/2015		75,000	68,250
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013		125,000	119,375
Shaw Communications, Inc.
5.70% due 03/02/2017	CAD	610,000	532,866
6.50% due 06/02/2014		1,110,000	1,059,378
Time Warner Cable, Inc.
6.75% due 07/01/2018		$1,515,000	1,564,980
8.25% due 04/01/2019		790,000	885,053
8.75% due 02/14/2019		620,000	711,047
Young Broadcasting, Inc.
10.00% due 03/01/2011 ^		1,790,000	13,425

			14,924,310

Cellular Communications - 2.15%
American Tower Corp., Series WI
7.00% due 10/15/2017		1,310,000	1,264,150

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Centennial Communications Corp.
10.00% due 01/01/2013		$2,735,000	$2,878,587
Nextel Communications, Inc., Series D
7.375% due 08/01/2015		2,940,000	2,329,950
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (f)		2,000,000	2,244,200

			8,716,887

Chemicals - 0.38%
American Pacific Corp.
9.00% due 02/01/2015		1,645,000	1,435,262
Nova Chemicals Corp.
6.50% due 01/15/2012		125,000	113,750

			1,549,012

Commercial Services - 0.31%
Aramark Services, Inc.
8.50% due 02/01/2015		1,325,000	1,263,719
Containers & Glass - 2.12%
Ball Corp.
6.625% due 03/15/2018		195,000	180,375
Berry Plastics Holdings Corp.
8.875% due 09/15/2014		955,000	759,225
Graham Packaging Company
9.875% due 10/15/2014		375,000	333,750
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	990,000
9.50% due 08/15/2013		2,705,000	2,529,175
OI European Group BV
6.875% due 03/31/2017 (f)	EUR	410,000	512,961
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,450,000	1,450,000
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017 ^		1,570,000	510,250
Stone Container Corp.
8.375% due 07/01/2012 ^		2,925,000	921,375
US Corrugated, Inc.
10.00% due 06/12/2013		715,000	407,550

			8,594,661

Crude Petroleum & Natural Gas - 0.59%
Chesapeake Energy Corp.
2.25% due 12/15/2038		1,050,000	609,000
7.25% due 12/15/2018		2,125,000	1,774,375

			2,383,375

Electrical Utilities - 1.11%
Appalachian Power Company, Series K
5.00% due 06/01/2017		900,000	818,577
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016 (f)		1,085,000	640,150
Dominion Resources, Inc., Series A
5.60% due 11/15/2016		900,000	893,652
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015		3,600,000	2,133,000

			4,485,379

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy - 0.51%
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (f)		$980,000	$963,243
Exide Technologies, Series B
10.50% due 03/15/2013		1,315,000	1,104,600

			2,067,843

Financial Services - 6.74%
CIT Group, Inc.
5.00% due 02/13/2014		615,000	414,423
General Electric Capital Australia Funding
Property, Ltd., MTN
6.50% due 11/15/2011	AUD	2,870,000	2,246,325
General Electric Capital Corp, Series GMTN
7.625% due 12/10/2014	NZD	5,510,000	3,285,576
General Electric Capital Corp.
6.625% due 02/04/2010		3,745,000	2,413,014
ISA Capital do Brasil SA
8.80% due 01/30/2017 (f)		$470,000	478,225
Local TV Finance LLC
9.25% due 06/15/2015 (f)		240,000	43,500
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010	AUD	17,345,000	14,582,875
Nexstar Finance, Inc.
7.00% due 01/15/2014		$230,000	79,925
SLM Corp., MTN
8.45% due 06/15/2018		2,930,000	2,007,050
TAM Capital, Inc.
7.375% due 04/25/2017		1,205,000	861,575
Ucar Finance, Inc.
10.25% due 02/15/2012		36,000	33,570
VW Financial Services AG, EMTN
5.375% due 01/25/2012	EUR	565,000	816,603

			27,262,661

Food & Beverages - 0.53%
ASG Consolidated LLC/ASG Finance, Inc.
11.50% due 11/01/2011 (f)		$615,000	550,425
Cosan SA Industria e Comercio
8.25% due 02/28/2049 (f)		2,000,000	1,400,000
Dole Food Company, Inc.
8.875% due 03/15/2011		210,000	199,500

			2,149,925

Gas & Pipeline Utilities - 1.76%
Atlas Pipeline Partners LP
8.125% due 12/15/2015		200,000	123,000
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016		2,150,000	1,816,750
8.75% due 04/15/2018 (f)		520,000	431,600
NGPL Pipeco LLC
7.119% due 12/15/2017 (f)		935,000	949,992
Regency Energy Partners LP
9.375% due 06/01/2016 (f)		2,405,000	2,332,850
Southern Union Company
7.20% due 11/01/2066 (b)		705,000	426,525
Targa Resources Partners LP
8.25% due 07/01/2016		760,000	630,800

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Williams Partners Finance Corp.
7.25% due 02/01/2017		$460,000	$414,000

			7,125,517

Healthcare Products - 0.83%
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,545,000	1,409,813
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014		1,880,000	1,945,800

			3,355,613

Hotels & Restaurants - 0.78%
CCM Merger, Inc.
8.00% due 08/01/2013 (f)		4,590,000	3,167,100
Household Products - 0.51%
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015		2,555,000	1,929,025
9.75% due 02/15/2017 (f)		200,000	134,500

			2,063,525

Housing & Urban Development - 1.34%
Canada Housing Trust No. 1
4.60% due 09/15/2011	CAD	5,545,000	5,416,501
Industrial Machinery - 0.54%
Baldor Electric Company
8.625% due 02/15/2017		$520,000	473,200
Manitowoc, Inc.
7.125% due 11/01/2013		2,415,000	1,726,725

			2,199,925

Insurance - 0.38%
Liberty Mutual Group, Inc.
10.75% due 06/15/2058 (b)(f)		1,930,000	1,196,600
Symetra Financial Corp.
8.30% due 10/15/2037 (b)(f)		905,000	325,800

			1,522,400

International Oil - 0.22%
Weatherford International, Ltd.
9.625% due 03/01/2019		800,000	902,862
Leisure Time - 6.82%
AMC Entertainment, Inc.
8.00% due 03/01/2014		2,755,000	2,479,500
8.75% due 06/01/2019 (f)		765,000	743,006
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012		840,000	865,200
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (f)		226,000	119,780
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (f)		1,105,000	696,150
Cinemark, Inc.
9.75 due 03/15/2014		1,000,000	1,015,000
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (f)		1,295,000	58,275
Great Canadian Gaming Corp.
7.25% due 02/15/2015 (f)		1,000,000	905,000
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (f)		3,200,000	224,000
Jacobs Entertainment, Inc.
9.75% due 06/15/2014		2,425,000	1,818,750

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (f)	$1,415,000	$611,988
Majestic Star Casino LLC
9.50% due 10/15/2010 ^	1,360,000	792,200
Mandalay Resort Group
9.375% due 02/15/2010	585,000	557,212
Marquee Holdings, Inc.
12.00 due 08/15/2014	895,000	724,950
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (f)	2,015,000	785,850
MGM Mirage, Inc.
6.75% due 09/01/2012	475,000	327,750
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	1,845,000	1,798,875
7.125% due 08/15/2014	3,800,000	2,622,000
8.00% due 04/01/2012	3,355,000	2,524,638
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,710,000	1,060,200
9.75% due 04/01/2010	1,410,000	1,269,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	100,000	97,000
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015	575,000	480,125
Pokagon Gaming Authority
10.375% due 06/15/2014 (f)	466,000	449,690
Snoqualmie Entertainment Authority
9.125% due 02/01/2015 (f)	1,020,000	545,700
Turning Stone Resort Casino
9.125% due 09/15/2014 (f)	1,785,000	1,463,700
9.125% due 12/15/2010 (f)	1,300,000	1,196,000
Waterford Gaming LLC
8.625% due 09/15/2014 (f)	2,134,000	1,387,100

		27,618,639

Manufacturing - 0.54%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (f)	1,175,000	763,750
Ingersoll-Rand Global Holding Company, Ltd.
6.00% due 08/15/2013	1,240,000	1,244,424
Smiths Group PLC
7.20% due 05/15/2019 (f)	190,000	180,104

		2,188,278

Medical-Hospitals - 1.42%
Community Health Systems, Inc.
8.875% due 07/15/2015	2,240,000	2,214,800
HCA, Inc.
8.50% due 04/15/2019 (f)	1,820,000	1,779,050
9.125% due 11/15/2014	460,000	451,950
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,325,000	1,306,781

		5,752,581

Metal & Metal Products - 0.74%
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (f)	590,000	265,500
CII Carbon LLC
11.125% due 11/15/2015 (f)	2,710,000	1,869,900

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Metal & Metal Products (continued)
Mueller Water Products, Inc.
7.375% due 06/01/2017	$1,455,000	$865,725

		3,001,125

Mining - 1.42%
Drummond Company, Inc.
7.375% due 02/15/2016 (f)	3,630,000	2,686,200
Rio Tinto Finance USA, Ltd.
7.125% due 07/15/2028	1,465,000	1,317,713
9.00% due 05/01/2019	1,150,000	1,233,479
Teck Resources, Ltd.
10.75% due 05/15/2019 (f)	505,000	517,625

		5,755,017

Paper - 1.07%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 ^ (f)	1,885,000	1,734,200
International Paper Company
7.95% due 06/15/2018	1,180,000	1,111,341
NewPage Corp.
10.00% due 05/01/2012	960,000	537,600
Pope & Talbot, Inc.
8.375% due 06/01/2013 ^	500,000	1,250
8.375% due 06/01/2013 ^	1,000,000	2,500
Verso Paper Holdings LLC
11.50% due 07/01/2014 (f)	510,000	474,300
Verso Paper Holdings LLC, Series B
9.125% due 08/01/2014	750,000	446,250

		4,307,441

Petroleum Services - 0.31%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	1,245,000	672,300
McMoRan Exploration Company
11.875% due 11/15/2014	735,000	569,625

		1,241,925

Publishing - 0.01%
Idearc, Inc.
8.00% due 11/15/2016 ^	2,015,000	45,338
Railroads & Equipment - 0.09%
American Railcar Industries, Inc.
7.50% due 03/01/2014	440,000	380,600
Retail - 0.44%
Michaels Stores, Inc.
10.00% due 11/01/2014	945,000	680,400
11.375% due 11/01/2016	395,000	215,275
Staples, Inc.
9.75% due 01/15/2014	805,000	887,616

		1,783,291

Software - 0.49%
Oracle Corp.
5.75% due 04/15/2018	1,840,000	1,982,812
Steel - 1.06%
Allegheny Technologies, Inc.
8.375% due 12/15/2011	1,180,000	1,253,771
9.375% due 06/01/2019	1,270,000	1,289,050

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Steel (continued)
ArcelorMittal
9.85% due 06/01/2019	$1,710,000	$1,755,921

		4,298,742

Telecommunications Equipment &
Services - 1.99%
Axtel SAB de CV
7.625% due 02/01/2017 (f)	2,275,000	1,706,250
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.75% due 05/01/2017 (f)	870,000	856,950
Citizens Communications Company
7.125% due 03/15/2019	710,000	626,575
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	720,000	738,000
Intelsat Jackson Holdings, Ltd.
11.50% due 06/15/2016 (f)	825,000	812,625
Orascom Telecom Finance
7.875% due 02/08/2014 (f)	930,000	762,600
West Corp.
11.00% due 10/15/2016	2,995,000	2,545,750

		8,048,750

Telephone - 1.61%
AT&T, Inc.
6.70% due 11/15/2013	1,240,000	1,363,123
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,000,000	1,892,500
Sprint Capital Corp.
8.375% due 03/15/2012	3,305,000	3,255,425

		6,511,048

Tobacco - 0.25%
Alliance One International, Inc.
11.00% due 05/15/2012	1,005,000	1,012,537
Transportation - 0.41%
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,125,000	860,625
PHI, Inc.
7.125% due 04/15/2013	1,000,000	815,000

		1,675,625

TOTAL CORPORATE BONDS (Cost $233,413,107)		$201,314,268

CONVERTIBLE BONDS - 0.26%
Cable & Television - 0.08%
Charter Communications, Inc.
6.50% due 10/01/2027 ^	2,170,000	314,650
Insurance - 0.18%
Prudential Financial, Inc.
0.3663% due 12/15/2037 (b)	755,000	753,490

TOTAL CONVERTIBLE BONDS (Cost $963,221)		$1,068,140

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.83%
American Home Mortgage Assets, Series 2006-6,
Class XP
3.084% IO due 12/25/2046	19,753,777	481,498

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP
2.0784% IO due 05/25/2047	$14,611,502	$648,385
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	2,980,000	2,450,227
Bear Stearns Mortgage Funding Trust, Series
2006-AR1, Class 2A1
0.5288% due 08/25/2036 (b)	914,768	333,073
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3992% due 09/15/2020 (b)	3,405,000	3,006,189
Countrywide Alternative Loan Trust, Series
2004-28CB, Class 3A1
6.00% due 01/25/2035	2,291,044	1,871,496
Countrywide Alternative Loan Trust, Series
2007-25, Class 1A2
6.50% due 11/25/2037	2,575,512	1,584,745
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
3.351% IO due 11/20/2035	11,472,617	328,046
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X
3.776% IO due 09/20/2046	10,648,486	326,110
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (f)	840,000	789,600
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (f)	985,000	925,900
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (f)	1,050,000	761,754
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (f)	1,000,000	654,740
Downey Savings & Loan Association Mortgage
Loan Trust, Series 2005-AR2, Class X2
2.9949% IO due 03/19/2045 (b)	32,766,065	1,023,940
Federal Home Loan Mortgage Corp., Series 3154,
Class PM
5.50% due 05/15/2034	4,050,000	4,257,528
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	4,850,000	5,068,398
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	5,055,000	5,282,037
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	2,065,000	2,172,095
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	5,700,000	5,986,332
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1
5.50% due 05/25/2035	1,630,301	951,433
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (f)	565,000	421,477
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
0.6687% due 10/25/2045 (b)	1,913,168	605,602

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
0.6787% due 02/25/2036 (b)	$1,165,749	$419,218
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
6.1145% due 07/10/2038 (b)	3,310,000	2,719,307
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.2005% IO due 09/19/2035	11,253,761	112,538
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
2.289% due 12/19/2036 (b)	2,067,706	726,161
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% due 05/19/2047	28,083,527	131,642
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% due 07/19/2047	28,971,122	144,856
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.342% due 08/19/2037 (f)	20,666,673	96,875
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037 (f)	12,135	121
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
3.233% IO due 10/25/2036	30,377,430	455,661
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
2.969% IO due 10/25/2036	33,607,657	399,931
Luminent Mortgage Trust, Series 2006-1, Class X
3.479% IO due 04/25/2036	9,103,521	147,932
Residential Accredit Loans, Inc., Series
2007-QS10, Class A1
6.50% due 09/25/2037	1,741,762	984,640
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037	1,450,697	772,723
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (f)	525,000	462,000
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (f)	780,000	686,400
WAMU Mortgage Pass Through Certificates, Series
2005-AR13, Class X
2.516% IO due 10/25/2045	68,139,025	936,912
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
0.9087% due 10/25/2045 (b)	1,955,193	244,399
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
0.9087% due 04/25/2045 (b)	3,189,081	239,181
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
1.008% IO due 06/25/2017	65,137,882	488,534
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
0.950% IO due 07/25/2047	38,298,975	239,369
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.942% IO due 04/25/2047	28,367,179	159,565

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0307% due 09/25/2036 (b)		$2,091,919	$1,441,617

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $56,275,740)			$51,940,187

ASSET BACKED SECURITIES - 0.30%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (f)		1,475,000	649,000
Lehman XS Trust, Series 2005-5N, Class 3A2
0.6687% due 11/25/2035 (b)		527,690	139,540
Lehman XS Trust, Series 2006-2N, Class 1A2
0.6488% due 02/25/2046 (b)		2,052,180	437,174

TOTAL ASSET BACKED SECURITIES
(Cost $3,147,619)			$1,225,714

SUPRANATIONAL OBLIGATIONS - 5.39%
Supranational - 5.39%
Council of Europe Development Bank
5.25% due 05/27/2013	AUD	2,760,000	2,192,137
European Investment Bank
6.25% due 04/15/2014	GBP	930,000	1,696,572
European Investment Bank, EMTN
7.00% due 01/18/2012	NZD	2,550,000	1,730,914
Instituto de Credito Oficial, EMTN
5.00% due 12/07/2009	GBP	1,680,000	2,767,547
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD	9,930,000	6,757,119
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	495,000	480,142
Inter-American Development Bank, Series MTN
5.375% due 05/27/2014	AUD	5,050,000	4,002,232
International Finance Corp., MTN
7.50% due 02/28/2013		2,515,000	2,170,128

			21,796,791

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $22,607,920)			$21,796,791

COMMON STOCKS - 0.65%
Broadcasting - 0.13%
Sirius XM Radio, Inc. *		1,511,421	528,242
Containers & Glass - 0.06%
Pactiv Corp. *		10,680	239,232
Retail Trade - 0.43%
CVS Caremark Corp.		59,000	1,758,200
Telecommunications Equipment &
Services - 0.03%
Chunghwa Telecom Company, Ltd., ADR *		5,826	110,752

TOTAL COMMON STOCKS (Cost $4,723,088)			$2,636,426

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED STOCKS - 0.40%
Mining - 0.40%
Freeport-McMoRan Copper & Gold, Inc.,
6.75% *		18,908	$1,597,348

TOTAL PREFERRED STOCKS (Cost $1,533,578)			$1,597,348

TERM LOANS - 2.48%
Air Travel - 0.70%
Delta Airlines, Inc.
3.6644% due 04/30/2014 (b)		2,808,023	1,790,115
US Airways Group, Inc.
2.8088% due 03/23/2014 (b)		1,946,667	1,049,037

			2,839,152

Healthcare Products - 0.13%
Bausch & Lomb, Inc.
4.781% due 04/11/2015 (b)	EUR	404,875	503,687
Leisure Time - 0.44%
Great Canadian Gaming Corp.
2.42% due 02/07/2014 (b)		$1,319,625	1,157,971
Greektown Holdings LLC
0.00% due 09/09/2009 (k)		84,783	83,087
0.00% due 09/09/2009 (k)		197,826	193,870
0.00% due 09/09/2009 (k)		330,466	323,857
0.00% due 09/09/2009 (k)		36,925	35,817

			1,794,602

Paper - 0.46%
AbitibiBowater, Inc.
11.50% due 04/30/2009 ^		2,460,000	1,877,792
Publishing - 0.38%
Idearc, Inc.
1.00% due 11/17/2014 ^		3,912,236	1,536,949
Retail - 0.37%
Michaels Stores, Inc.
2.625% due 10/31/2013 (b)		275,634	196,849
2.6875% due 10/31/2013		1,808,677	1,291,697

			1,488,546

TOTAL TERM LOANS (Cost $10,895,512)			$10,040,728

OPTIONS - 0.36%
Call Options - 0.27%
Comcast Corp.
Expiration 01/16/2010 at $25.00		26,000,000	13,000
Over The Counter Purchase Call on the EUR vs.
USD
Expiration 01/29/2010 at $1.25		23,750,000	393,941
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 02/26/2010 at $1.30		10,700,000	122,087
Expiration 04/20/2010 at $1.30		10,450,000	140,866
Expiration 10/09/2009 at $1.30		9,500,000	22,031
Over The Counter Purchase Call on the USD vs.
JPY
Expiration 09/30/2009 at $100.00		20,000,000	262,280
Expiration 03/12/2010 at $110.00		19,000,000	93,860
Expiration 04/01/2010 at $115.00		18,700,000	43,758

			1,091,823

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)
Put Options - 0.09%
Over The Counter Purchase Call on the EUR vs.
USD
Expiration 12/02/2009 at $1.292	19,000,000	$360,599

TOTAL OPTIONS (Cost $2,542,095)		$1,452,422

SHORT TERM INVESTMENTS - 7.29%
Federal Home Loan Bank Discount Notes
zero coupon due 06/01/2009	$19,500,000	$19,500,000
U.S. Treasury Bills
zero coupon due 08/20/2009	10,000,000	9,996,111

TOTAL SHORT TERM INVESTMENTS
(Cost $29,496,111)		$29,496,111

Total Investments (Strategic Income Fund)
(Cost $461,637,416) - 104.28%		$422,061,999
Other assets and liabilities, net - (4.28)%		(17,325,501)

TOTAL NET ASSETS - 100.00%		$404,736,498

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 22.95%
U.S. Treasury Bonds - 8.74%
2.75% due 10/31/2013	$25,920,000	$26,632,800
4.375% due 02/15/2038	2,000	2,009
4.50% due 05/15/2038	4,805,000	4,932,631
5.25% due 02/15/2029	1,875,000	2,098,241
7.875% due 02/15/2021	900,000	1,222,453

		34,888,134

U.S. Treasury Notes - 14.21%
0.875% due 02/28/2011 to 04/30/2011	22,300,000	22,319,714
1.50% due 10/31/2010	9,650,000	9,764,594
1.75% due 01/31/2014 to 03/31/2014	9,520,000	9,287,443
1.875% due 02/28/2014 to 04/30/2014	1,900,000	1,862,595
2.75% due 02/15/2019	6,880,000	6,465,617
3.75% due 11/15/2018	6,868,000	7,019,302

		56,719,265

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $92,402,448)		$91,607,399

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.54%
Federal Farm Credit Bank - 0.41%
3.875% due 10/07/2013	775,000	813,440
4.875% due 12/16/2015	780,000	830,978

		1,644,418

Federal Home Loan Bank - 0.81%
3.875% due 01/15/2010 to 06/14/2013	2,080,000	2,158,679
5.00% due 11/17/2017	1,020,000	1,082,774

		3,241,453
Federal Home Loan Mortgage Corp. - 16.50%
3.75% due 06/28/2013	1,950,000	2,050,910
3.875% due 06/29/2011	2,000,000	2,111,208

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
4.125% due 09/27/2013	$2,500,000	$2,658,422
4.50% due 07/01/2023 to 10/01/2035	7,325,262	7,449,184
5.00% due 07/01/2035 to 03/01/2038	13,692,782	14,038,904
5.50% due 08/23/2017 to 11/01/2038	17,515,441	18,194,541
6.00% due 06/01/2035 to 10/01/2038	11,865,338	12,452,584
6.25% due 07/15/2032	150,000	176,176
6.50% due 08/01/2038	2,571,389	2,739,031
6.75% due 09/15/2029	2,100,000	2,582,425
7.00% due 11/01/2037	1,306,344	1,413,301

		65,866,686

Federal National Mortgage
Association - 25.89%
3.25% due 04/09/2013	4,000,000	4,163,188
3.875% due 07/12/2013	2,000,000	2,111,794
4.00% due 07/01/2018 to 06/01/2019	252,030	257,428
4.375% due 10/15/2015	2,000,000	2,129,894
4.50% due 04/01/2018 to 06/01/2023	4,274,057	4,391,375
4.632% due 01/01/2035 (b)	979,085	1,001,214
4.821% due 04/01/2036 (b)	1,689,412	1,740,300
4.92% due 07/01/2034 (b)	2,145,782	2,247,847
5.00% due 05/01/2019 to 03/01/2037	18,608,883	19,169,585
5.036% due 09/01/2037 (b)	2,222,015	2,337,476
5.50% due 09/01/2017 to 01/01/2037	26,606,232	27,650,954
5.495% due 05/01/2036 (b)	506,326	528,166
5.68% due 04/01/2037 (b)	2,153,757	2,266,409
5.911% due 04/01/2037 (b)	2,077,057	2,181,468
6.00% due 08/01/2023 to 08/01/2036	15,828,320	16,677,752
5.999% due 10/01/2037 (b)	1,628,568	1,712,255
6.125% due 03/15/2012	500,000	562,048
6.50% due 07/01/2031 to 10/01/2038	7,642,375	8,181,206
6.625% due 11/15/2030	2,000,000	2,438,266
7.00% due 10/01/2038	1,273,204	1,385,406
7.25% due 05/15/2030	150,000	194,452

		103,328,483

Government National Mortgage
Association - 4.67%
4.50% due 06/15/2023 to 07/20/2035	480,272	494,763
5.00% due 11/20/2038	3,701,599	3,810,044
5.50% due 08/15/2023 to 01/15/2039	6,219,150	6,467,691
6.00% due 07/15/2038 to 10/15/2038	5,553,740	5,816,241
6.50% due 10/20/2038	1,935,017	2,049,002

		18,637,741

Tennessee Valley Authority - 0.17%
6.75% due 11/01/2025	580,000	657,871
The Financing Corp. - 0.09%
8.60% due 09/26/2019	265,000	349,395

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $185,703,864)		$193,726,047

FOREIGN GOVERNMENT OBLIGATIONS - 1.67%
Austria - 0.10%
Government of Austria
5.00% due 05/19/2014 (f)	364,000	389,040

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Brazil - 0.29%
Federative Republic of Brazil
5.875% due 01/15/2019	$720,000	$724,680
6.00% due 01/17/2017	400,000	412,600

		1,137,280

Canada - 0.64%
Government of Canada
5.00% due 02/15/2012	160,000	172,968
5.125% due 01/26/2017	245,000	251,340
5.20% due 02/21/2017	200,000	204,227
6.50% due 01/15/2026	260,000	294,104
7.50% due 07/15/2023	200,000	228,648
7.50% due 09/15/2029	405,000	487,413
Export Development Canada
3.50% due 05/16/2013	240,000	245,989
Province of Ontario, Canada
4.50% due 02/03/2015	500,000	515,944
Province of Saskatchewan, Canada
8.00% due 02/01/2013	115,000	133,368

		2,534,001

Israel - 0.10%
Government of Israel
5.125% due 03/26/2019	210,000	205,051
5.50% due 09/18/2023	195,000	207,590

		412,641

Italy - 0.22%
Republic of Italy
6.875% due 09/27/2023	815,000	893,327
Mexico - 0.32%
Government of Mexico
5.95% due 03/19/2019	1,111,000	1,134,331
9.875% due 02/01/2010	150,000	158,250

		1,292,581

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,795,801)		$6,658,870

CORPORATE BONDS - 21.44%
Aerospace - 0.39%
Boeing Company
8.75% due 09/15/2031	275,000	340,834
General Dynamics Corp.
5.25% due 02/01/2014	265,000	282,414
Northrop Grumman Corp.
7.75% due 03/01/2016	225,000	254,335
United Technologies Corp.
5.375% due 12/15/2017	285,000	292,852
6.125% due 02/01/2019	350,000	376,684

		1,547,119

Agriculture - 0.11%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	150,000	161,928
Cargill, Inc.
7.35% due 03/06/2019 (f)	250,000	260,195

		422,123

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aluminum - 0.12%
Alcoa, Inc.
5.72% due 02/23/2019	$20,000	$15,838
6.75% due 07/15/2018	325,000	280,665
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033	240,000	174,922

		471,425

Automobiles - 0.07%
DaimlerChrysler NA Holding Corp.
5.875% due 03/15/2011	285,000	288,525
Banking - 2.41%
Bank of America Corp.
2.10% due 04/30/2012	540,000	543,936
3.125% due 06/15/2012	350,000	363,079
5.42% due 03/15/2017	300,000	251,285
7.80% due 02/15/2010	333,000	340,380
Bank of New York Mellon Corp.
6.375% due 04/01/2012	75,000	78,404
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013	435,000	440,265
Bank One Corp.
7.875% due 08/01/2010	485,000	507,552
Barclays Bank PLC
5.45% due 09/12/2012	290,000	296,701
BB&T Corp.
5.20% due 12/23/2015	290,000	257,849
Deutsche Bank AG
4.875% due 05/20/2013	575,000	581,145
Development Bank of Japan, Series DTC
5.125% due 02/01/2017	100,000	102,204
Eksportfinans ASA
5.50% due 06/26/2017	200,000	197,853
HSBC Holdings PLC
6.50% due 09/15/2037	580,000	525,998
Keycorp, MTN
6.50% due 05/14/2013	305,000	288,476
Kreditanstalt fuer Wiederaufbau
3.25% due 03/15/2013	780,000	800,178
4.375% due 03/15/2018	480,000	489,379
5.125% due 03/14/2016	450,000	475,971
Landwirtschaftliche Rentenbank
3.875% due 03/15/2010	360,000	367,447
5.125% due 02/01/2017	210,000	221,939
Oesterreichische Kontrollbank AG
2.875% due 03/15/2011	190,000	194,703
4.875% due 02/16/2016	329,000	327,268
PNC Funding Corp.
5.625% due 02/01/2017	200,000	173,962
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	239,526
State Street Corp.
2.15% due 04/30/2012	215,000	217,053
SunTrust Banks, Inc.
6.00% due 09/11/2017	290,000	246,780
Svensk Exportkredit AB, GMTN
4.875% due 09/29/2011	165,000	174,345
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018	520,000	466,473

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Union Bank of California, N.A.
5.95% due 05/11/2016	$250,000	$232,433
US Bank NA, BKNT
6.375% due 08/01/2011	200,000	212,577

		9,615,161

Broadcasting - 0.20%
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (f)	280,000	321,156
CBS Corp.
8.875% due 05/15/2019	200,000	198,745
News America, Inc.
6.65% due 11/15/2037	335,000	283,539

		803,440

Building Materials & Construction - 0.02%
CRH America, Inc.
8.125% due 07/15/2018	100,000	93,620
Cable & Television - 0.82%
Comcast Cable Communications
8.875% due 05/01/2017	190,000	213,587
Comcast Corp.
6.50% due 11/15/2035	435,000	422,589
COX Communications, Inc.
4.625% due 01/15/2010	200,000	200,885
9.375% due 01/15/2019 (f)	95,000	109,715
Rogers Cable, Inc.
7.875% due 05/01/2012	265,000	285,921
TCI Communications, Inc.
7.125% due 02/15/2028	308,000	279,821
Time Warner Companies, Inc.
7.25% due 10/15/2017	300,000	293,058
Time Warner Entertainment Company LP
8.375% due 07/15/2033	450,000	467,257
Time Warner, Inc.
6.75% due 04/15/2011	345,000	361,354
7.625% due 04/15/2031	120,000	109,277
Viacom, Inc.
6.25% due 04/30/2016	345,000	329,772
7.875% due 07/30/2030	225,000	183,541

		3,256,777

Cellular Communications - 0.30%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	290,000	315,215
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (f)	330,000	370,293
Vodafone Group PLC
5.375% due 01/30/2015	515,000	523,669

		1,209,177

Chemicals - 0.20%
Agrium, Inc.
6.75% due 01/15/2019	250,000	245,362
E.I. Du Pont de Nemours & Company
5.75% due 03/15/2019	260,000	270,415
5.875% due 01/15/2014	265,000	288,065

		803,842

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals-Diversified - 0.03%
The Dow Chemical Company
5.70% due 05/15/2018	$140,000	$117,552
Computers & Business Equipment - 0.38%
Cisco Systems, Inc.
5.25% due 02/22/2011	150,000	159,302
Dell, Inc.
4.70% due 04/15/2013	225,000	230,137
Hewlett-Packard Company
4.75% due 06/02/2014	240,000	251,364
International Business Machines Corp.
6.50% due 10/15/2013	665,000	740,826
Pitney Bowes, Inc.
6.25% due 03/15/2019	120,000	127,003

		1,508,632

Cosmetics & Toiletries - 0.16%
Kimberly-Clark Corp.
7.50% due 11/01/2018	240,000	284,590
Procter & Gamble Company
4.60% due 01/15/2014	345,000	363,486

		648,076

Crude Petroleum & Natural Gas - 0.26%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	360,000	375,366
Apache Corp.
6.00% due 09/15/2013	200,000	215,997
Petrobras International Finance Company
8.375% due 12/10/2018	265,000	300,113
XTO Energy, Inc.
5.50% due 06/15/2018	169,000	165,818

		1,057,294

Domestic Oil - 0.20%
Devon Financing Corp.
6.875% due 09/30/2011	240,000	260,165
Marathon Oil Corp.
6.00% due 10/01/2017	275,000	269,445
Valero Energy Corp.
6.125% due 06/15/2017	275,000	264,257

		793,867

Electrical Equipment - 0.05%
Emerson Electric Company
4.875% due 10/15/2019	215,000	214,209
Electrical Utilities - 1.80%
Carolina Power & Light Company
5.30% due 01/15/2019	145,000	148,648
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	240,000	252,000
Consolidated Edison Company of New York, Inc.
7.125% due 12/01/2018	265,000	297,207
Constellation Energy Group, Inc.
7.60% due 04/01/2032	58,000	49,042
Dominion Resources, Inc.
5.00% due 03/15/2013	262,000	263,073
Duke Energy Carolinas
5.625% due 11/30/2012	300,000	321,006
Duke Energy Carolinas, Series C
7.00% due 11/15/2018	270,000	309,892

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
E.ON International Finance BV
5.80% due 04/30/2018 (f)	$385,000	$388,520
Enel Finance International SA
6.25% due 09/15/2017 (f)	144,000	144,749
Entergy Texas, Inc.
7.125% due 02/01/2019	135,000	136,411
Exelon Corp.
6.75% due 05/01/2011	650,000	677,273
FirstEnergy Corp.
6.45% due 11/15/2011	134,000	140,206
7.375% due 11/15/2031	250,000	216,834
FPL Group Capital, Inc.
7.875% due 12/15/2015	265,000	304,357
Georgia Power Company
5.95% due 02/01/2039	265,000	267,491
Hydro-Quebec, Series HY
8.40% due 01/15/2022	50,000	61,427
Hydro-Quebec, Series JL
6.30% due 05/11/2011	400,000	434,037
Indiana Michigan Power Company
6.05% due 03/15/2037	295,000	250,358
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (f)	170,000	171,536
Oncor Electric Delivery Company
7.50% due 09/01/2038	140,000	139,450
Pacific Gas & Electric Company
6.25% due 12/01/2013	355,000	387,133
Progress Energy, Inc.
7.10% due 03/01/2011	146,000	156,263
Public Service Electric & Gas Company
6.33% due 11/01/2013	355,000	390,722
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	160,000	164,192
Scottish Power PLC
4.91% due 03/15/2010	130,000	131,515
Southern California Edison Company, Series 05-E
5.35% due 07/15/2035	345,000	320,640
Southwestern Public Service Company, Series G
8.75% due 12/01/2018	155,000	176,858
Virginia Electric and Power Company
8.875% due 11/15/2038	190,000	247,874
Wisconsin Electric Power Company
6.00% due 04/01/2014	230,000	244,006

		7,192,720

Energy - 0.31%
CalEnergy Company, Inc.
8.48% due 09/15/2028	365,000	397,865
DTE Energy Company
6.35% due 06/01/2016	215,000	192,907
Enbridge Energy Partners LP
9.875% due 03/01/2019	345,000	387,204
KeySpan Corp.
8.00% due 11/15/2030	265,000	278,077

		1,256,053

Financial Services - 5.69%
Abbey National PLC
7.95% due 10/26/2029	200,000	164,987

The accompanying notes are an integral part of the financial statements.
281

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Allied Capital Corp.
6.625% due 07/15/2011	$240,000	$109,201
American Express Bank FSB, BKNT
6.00% due 09/13/2017	405,000	361,665
American Express Bank FSB, GMTN
3.15% due 12/09/2011	205,000	212,815
American Express Credit Corp., Series C
7.30% due 08/20/2013	240,000	242,951
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	635,000	654,646
Berkshire Hathaway Finance Corp.
5.40% due 05/15/2018 (f)	290,000	294,523
BP Capital Markets PLC
5.25% due 11/07/2013	220,000	233,467
Capital One Financial Corp.
7.375% due 05/23/2014	290,000	298,800
Capital One Financial Corp., MTN
5.70% due 09/15/2011	250,000	254,054
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	260,000	268,288
Citigroup, Inc.
2.125% due 04/30/2012	560,000	564,635
2.875% due 12/09/2011	210,000	216,534
5.50% due 04/11/2013	345,000	330,881
5.875% due 02/22/2033	575,000	419,948
6.125% due 11/21/2017	833,000	746,649
Credit Suisse First Boston USA, Inc.
4.875% due 01/15/2015	345,000	339,310
6.50% due 01/15/2012	510,000	541,526
Dresdner Bank AG
7.25% due 09/15/2015	220,000	176,850
FleetBoston Financial Corp.
6.70% due 07/15/2028	317,000	232,109
7.375% due 12/01/2009	415,000	419,372
General Electric Capital Corp.
2.20% due 06/08/2012	290,000	292,814
3.00% due 12/09/2011	350,000	362,316
6.125% due 02/22/2011	510,000	533,760
6.75% due 03/15/2032	635,000	567,456
General Electric Capital Corp., MTN
5.625% due 09/15/2017	640,000	614,587
6.875% due 01/10/2039	290,000	266,614
Goldman Sachs Group, Inc.
3.25% due 06/15/2012	315,000	328,211
5.50% due 11/15/2014	690,000	688,789
6.125% due 02/15/2033	345,000	315,842
6.15% due 04/01/2018	515,000	497,169
6.875% due 01/15/2011	515,000	543,240
7.50% due 02/15/2019	360,000	378,810
HSBC Finance Corp.
8.00% due 07/15/2010	610,000	625,301
International Lease Finance Corp., MTN
5.45% due 03/24/2011	100,000	84,599
Japan Finance Corp. Municipal Enterprises, DTC
4.625% due 04/21/2015	100,000	98,019
John Deere Capital Corp., MTN
4.95% due 12/17/2012	480,000	497,313
JPMorgan Chase & Company
3.125% due 12/01/2011	350,000	362,784

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
JPMorgan Chase & Company (continued)
4.75% due 05/01/2013	$350,000	$359,881
6.40% due 05/15/2038	345,000	348,172
6.75% due 02/01/2011	428,000	449,079
MBNA Corp.
5.00% due 06/15/2015	400,000	339,867
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	575,000	523,934
6.875% due 11/15/2018	325,000	302,747
7.75% due 05/14/2038	345,000	304,647
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	260,000	241,295
Morgan Stanley
2.25% due 03/13/2012	200,000	202,590
3.25% due 12/01/2011	350,000	363,675
6.75% due 04/15/2011	550,000	572,791
7.30% due 05/13/2019	350,000	358,520
Morgan Stanley, MTN
5.95% due 12/28/2017	560,000	526,092
PNC Funding Corp.
2.30% due 06/22/2012	345,000	349,306
4.50% due 03/10/2010	175,000	176,054
SLM Corp.
4.50% due 07/26/2010	290,000	267,525
Toyota Motor Credit Corp.
5.45% due 05/18/2011	240,000	248,156
Wells Fargo & Company
3.00% due 12/09/2011	350,000	362,492
5.00% due 11/15/2014	290,000	280,023
5.625% due 12/11/2017	515,000	490,158
6.375% due 08/01/2011	590,000	614,746
Wells Fargo Bank NA
5.95% due 08/26/2036	485,000	392,282
6.45% due 02/01/2011	500,000	511,629

		22,726,496

Food & Beverages - 0.94%
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019 (f)	300,000	303,434
7.75% due 01/15/2019 (f)	290,000	311,938
Bottling Group LLC
5.125% due 01/15/2019	290,000	289,005
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	255,000	323,273
ConAgra Foods, Inc.
5.819% due 06/15/2017	25,000	24,840
9.75% due 03/01/2021	140,000	167,700
Diageo Capital PLC
7.375% due 01/15/2014	240,000	266,730
General Mills, Inc.
5.65% due 02/15/2019	215,000	219,972
Kellogg Company, Series B
6.60% due 04/01/2011	345,000	371,672
Kraft Foods, Inc.
6.75% due 02/19/2014	470,000	511,285
PepsiCo, Inc.
7.90% due 11/01/2018	195,000	233,481
SABMiller PLC
6.50% due 07/15/2018 (f)	200,000	195,688

The accompanying notes are an integral part of the financial statements.
282

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (f)	$260,000	$229,980
Tesco PLC
6.15% due 11/15/2037 (f)	82,000	75,021
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	215,462

		3,739,481

Gas & Pipeline Utilities - 0.42%
DCP Midstream LLC
9.70% due 12/01/2013 (f)	270,000	287,795
9.75% due 03/15/2019 (f)	240,000	250,422
Kinder Morgan Energy Partners LP
5.625% due 02/15/2015	110,000	109,471
5.85% due 09/15/2012	225,000	233,687
7.30% due 08/15/2033	30,000	27,377
9.00% due 02/01/2019	175,000	197,361
ONEOK Partners LP
6.65% due 10/01/2036	245,000	206,535
TEPPCO Partners LP
6.65% due 04/15/2018	110,000	101,206
Texas Eastern Transmission LP
6.00% due 09/15/2017 (f)	70,000	70,128
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	200,000	178,221

		1,662,203

Healthcare Products - 0.18%
Baxter International, Inc.
5.90% due 09/01/2016	145,000	153,721
Covidien International Finance SA
6.00% due 10/15/2017	287,000	302,854
Johnson & Johnson
5.85% due 07/15/2038	245,000	262,958

		719,533

Healthcare Services - 0.14%
UnitedHealth Group, Inc.
4.875% due 03/15/2015	515,000	461,096
WellPoint, Inc.
6.375% due 06/15/2037	120,000	97,422

		558,518

Holdings Companies/Conglomerates - 0.14%
General Electric Company
5.00% due 02/01/2013	525,000	540,495
Hotels & Restaurants - 0.06%
McDonald's Corp., MTN
5.00% due 02/01/2019	145,000	146,427
Yum! Brands, Inc.
6.25% due 03/15/2018	95,000	92,984

		239,411

Household Products - 0.07%
Clorox Company
5.95% due 10/15/2017	260,000	261,338
Industrial Machinery - 0.09%
Cameron International Corp.
7.00% due 07/15/2038	100,000	78,390

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial Machinery (continued)
Caterpillar, Inc.
7.90% due 12/15/2018	$265,000	$297,661

		376,051

Insurance - 0.81%
Aegon Funding Corp.
5.75% due 12/15/2020	145,000	130,868
Aetna, Inc.
6.00% due 06/15/2016	290,000	280,938
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	320,000	249,742
Allstate Corp.
5.95% due 04/01/2036	270,000	223,598
Aon Capital Trust A
8.205% due 01/01/2027	210,000	189,218
AXA SA
8.60% due 12/15/2030	140,000	119,414
Chubb Corp.
5.75% due 05/15/2018	100,000	100,786
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	135,000	98,303
ING Security Life Institutional Funding
4.25% due 01/15/2010 (f)	380,000	369,533
Lincoln National Corp.
5.65% due 08/27/2012	145,000	127,556
7.00% due 05/17/2066 (b)	30,000	17,400
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015	290,000	270,158
MetLife, Inc., Series A
6.817% due 08/15/2018	395,000	397,544
Prudential Financial, Inc.
4.75% due 04/01/2014	290,000	260,983
The St. Paul Companies, Inc.
5.50% due 12/01/2015	190,000	193,746
The Travelers Companies, Inc.
5.90% due 06/02/2019	190,000	194,612

		3,224,399

International Oil - 0.55%
Chevron Corp.
4.95% due 03/03/2019	215,000	218,813
ConocoPhillips Company
5.75% due 02/01/2019	270,000	280,067
EnCana Corp.
6.50% due 08/15/2034	345,000	312,180
Nabors Industries, Inc.
9.25% due 01/15/2019 (f)	290,000	308,550
Pemex Project Funding Master Trust
7.375% due 12/15/2014	180,000	191,642
Petro-Canada
5.95% due 05/15/2035	190,000	139,841
6.05% due 05/15/2018	325,000	303,743
Shell International Finance BV
6.375% due 12/15/2038	265,000	292,764
Talisman Energy, Inc.
6.25% due 02/01/2038	155,000	128,649

		2,176,249

The accompanying notes are an integral part of the financial statements.
283

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Investment Companies - 0.06%
Xstrata Finance Canada, Ltd.
5.80% due 11/15/2016 (f)	$290,000	$227,739
Leisure Time - 0.09%
Vivendi
5.75% due 04/04/2013 (f)	102,000	99,335
Walt Disney Company, MTN
5.625% due 09/15/2016	250,000	262,146

		361,481
Liquor - 0.07%
Brown-Forman Corp.
5.00% due 02/01/2014	290,000	299,707
Manufacturing - 0.30%
Harsco Corp.
5.75% due 05/15/2018	270,000	265,917
Honeywell International, Inc.
3.875% due 02/15/2014	220,000	224,496
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	270,000	263,777
Stanley Works
6.15% due 10/01/2013	170,000	168,712
Tyco Electronics Group SA
6.55% due 10/01/2017	305,000	270,514

		1,193,416
Medical-Drugs - 0.22%
Abbott Laboratories
4.35% due 03/15/2014	350,000	360,338
Bristol-Myers Squibb Company
6.80% due 11/15/2026	140,000	154,416
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	370,000	379,357

		894,111
Medical-Hospitals - 0.02%
Quest Diagnostics, Inc.
5.45% due 11/01/2015	90,000	82,872
Metal & Metal Products - 0.07%
Amgen, Inc.
5.70% due 02/01/2019	145,000	149,437
Commercial Metals Company
7.35% due 08/15/2018	140,000	118,211

		267,648

Mining - 0.03%
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	110,000	108,308
Oil & Gas Drilling - 0.07%
GlobalSantaFe Corp.
5.00% due 02/15/2013	275,000	269,683
Petroleum Services - 0.19%
Noble Holding International, Ltd.
7.375% due 03/15/2014	240,000	251,205
Tosco Corp.
8.125% due 02/15/2030	285,000	313,752
Weatherford International, Ltd.
5.50% due 02/15/2016	215,000	195,625

		760,582

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals - 0.44%
AstraZeneca PLC
5.90% due 09/15/2017	$300,000	$320,262
Eli Lilly & Company
7.125% due 06/01/2025	220,000	242,118
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	210,000	212,833
Pharmacia Corp.
6.50% due 12/01/2018	290,000	315,249
Schering Plough Corp.
5.55% due 12/01/2013	240,000	255,387
Wyeth
5.50% due 03/15/2013	385,000	410,251

		1,756,100

Pipelines - 0.05%
Enterprise Products Operating LLC
9.75% due 01/31/2014	175,000	195,289
Railroads & Equipment - 0.32%
Burlington Northern Santa Fe Corp.
7.00% due 02/01/2014	350,000	375,001
Canadian National Railway Company
6.375% due 10/15/2011	135,000	146,999
CSX Corp.
6.25% due 04/01/2015	205,000	202,844
7.375% due 02/01/2019	290,000	300,171
Union Pacific Corp.
6.625% due 02/01/2029	260,000	243,687

		1,268,702

Real Estate - 0.17%
Duke Realty LP
5.95% due 02/15/2017	72,000	52,801
ProLogis
5.625% due 11/15/2016	60,000	45,300
Realty Income Corp.
5.95% due 09/15/2016	135,000	105,457
Simon Property Group LP
5.875% due 03/01/2017	86,000	76,750
WEA Finance LLC
7.50% due 06/02/2014 (f)	390,000	385,574

		665,882

Retail - 0.08%
CVS Caremark Corp.
6.125% due 08/15/2016	305,000	313,054
Retail Grocery - 0.05%
Kroger Company
6.40% due 08/15/2017	210,000	219,640
Retail Trade - 0.53%
Home Depot, Inc.
4.625% due 08/15/2010	265,000	269,727
Safeway, Inc.
6.35% due 08/15/2017	155,000	163,856
Target Corp.
6.50% due 10/15/2037	220,000	204,458
7.50% due 08/15/2010	135,000	142,815
Walgreen Company
5.25% due 01/15/2019	290,000	297,469

The accompanying notes are an integral part of the financial statements.
284

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Trade (continued)
Wal-Mart Stores, Inc.
4.125% due 02/01/2019	$265,000	$254,705
6.20% due 04/15/2038	386,000	400,288
7.55% due 02/15/2030	300,000	363,567

		2,096,885

Software - 0.15%
Microsoft Corp.
2.95% due 06/01/2014	200,000	198,321
Oracle Corp.
5.75% due 04/15/2018	380,000	409,494

		607,815

Steel - 0.03%
ArcelorMittal
5.375% due 06/01/2013	140,000	129,086
Telecommunications Equipment &
Services - 0.62%
Deutsche Telekom International Finance BV
8.75 due 06/15/2030	365,000	424,404
France Telecom SA
8.50% due 03/01/2031	290,000	371,826
SBC Communications, Inc.
5.625% due 06/15/2016	200,000	203,570
Verizon Communications, Inc.
5.25% due 04/15/2013	275,000	289,424
6.10% due 04/15/2018	435,000	452,561
7.375% due 09/01/2012	250,000	281,042
Verizon Global Funding Corp.
7.25% due 12/01/2010	435,000	465,569

		2,488,396

Telephone - 0.63%
Ameritech Capital Funding
6.875% due 10/15/2027	138,000	117,399
AT&T, Inc.
6.30% due 01/15/2038	400,000	375,748
6.70% due 11/15/2013	270,000	296,809
BellSouth Corp.
6.875% due 10/15/2031	405,000	386,889
British Telecommunications PLC
5.95% due 01/15/2018	160,000	141,874
9.125% due 12/15/2030	160,000	168,038
Telecom Italia Capital SA
5.25% due 11/15/2013	460,000	447,067
7.721% due 06/04/2038	200,000	188,780
Telefonica Europe BV
8.25% due 09/15/2030	325,000	380,325

		2,502,929

Tobacco - 0.22%
Altria Group, Inc.
8.50% due 11/10/2013	255,000	286,869
9.25% due 08/06/2019	265,000	293,167
Philip Morris International, Inc.
6.875% due 03/17/2014	270,000	300,026

		880,062

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Trucking & Freight - 0.04%
FedEx Corp.
8.00% due 01/15/2019	$145,000	$160,685
Utility Service - 0.07%
Pacificorp
6.00% due 01/15/2039	290,000	294,750

TOTAL CORPORATE BONDS (Cost $84,842,106)		$85,568,608

MUNICIPAL BONDS - 0.11%
California - 0.05%
State of California
7.50% due 04/01/2034	200,000	196,220
Illinois - 0.06%
Illinois State, Taxable Pension
5.10% due 06/01/2033	285,000	248,774

TOTAL MUNICIPAL BONDS (Cost $465,627)		$444,994

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.40%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	439,704	435,976
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044 (b)	700,000	537,691
GE Capital Commercial Mortgage Corp., Series
2004-C3, Class A2
4.433% due 07/10/2039	678,811	676,730
GE Capital Commercial Mortgage Corp., Series
2005-C1, Class A2
4.353% due 06/10/2048	980,000	947,110
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023% due 04/10/2040	1,020,000	949,124
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2004-CBX, Class A6
4.899% due 01/12/2037	540,000	466,747
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB14, Class A3A
5.491% due 12/12/2044 (b)	920,000	821,297
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.1792% due 12/15/2044 (b)	275,000	242,679
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP2, Class A4
4.738% due 07/15/2042	940,000	809,737
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025 (b)	440,818	447,719
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A2
4.31% due 02/15/2030	650,000	636,681
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	968,000	779,084
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	145,000	98,909

The accompanying notes are an integral part of the financial statements.
285

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-8, Class A2
5.92% due 08/12/2049 (b)	$1,080,000	$973,892
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.6497% due 06/11/2042 (b)	1,630,000	1,361,397
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	870,000	786,675
Morgan Stanley Capital I, Series 2005-HQ6,
Class A2A
4.882% due 08/13/2042	980,000	955,816
Morgan Stanley Capital I, Series 2007-T25, Class A3
5.514% due 11/12/2049 (b)	1,295,000	1,064,897
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C12, Class A2
5.001% due 07/15/2041	560,000	555,848

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,416,806)		$13,548,009

ASSET BACKED SECURITIES - 0.13%
American Express Credit Account Master Trust,
Series 2006-2, Class A
5.35% due 01/15/2014	440,000	458,237
CNH Equipment Trust, Series 2008-B, Class A2B
1.3444% due 04/15/2011 (b)	63,541	63,593

TOTAL ASSET BACKED SECURITIES
(Cost $511,309)		$521,830

SUPRANATIONAL OBLIGATIONS - 1.17%
Supranational - 1.17%
African Development Bank
6.875% due 10/15/2015	105,000	116,114
Asian Development Bank
5.593% due 07/16/2018	405,000	446,808
European Investment Bank
2.375% due 03/14/2014	570,000	552,246
3.25% due 02/15/2011	435,000	451,206
4.625% due 05/15/2014	429,000	458,233
4.625% due 10/20/2015	395,000	426,577
4.875% due 01/17/2017	580,000	610,425
Inter-American Development Bank
7.00% due 06/15/2025	175,000	206,718
7.375% due 01/15/2010	280,000	290,746
International Bank for Reconstruction &
Development
3.625% due 05/21/2013	200,000	204,537
8.625% due 10/15/2016	285,000	370,845
International Finance Corp.
3.50% due 05/15/2013	155,000	156,894
Nordic Investment Bank
2.375% due 12/15/2011	355,000	358,940

		4,650,289

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $4,689,018)		$4,650,289

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.15%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$584,003 on 6/1/2009,
collateralized by $580,000 Federal
Home Loan Bank, 5.50% due
07/15/2036 (valued at $595,950,
including interest)	$584,000	$584,000

TOTAL REPURCHASE AGREEMENTS
(Cost $584,000)		$584,000

Total Investments (Total Bond Market Fund)
(Cost $389,410,979) - 99.56%		$397,310,046
Other assets and liabilities, net - 0.44%		1,775,027

TOTAL NET ASSETS - 100.00%		$399,085,073

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 1.68%
Treasury Inflation Protected
Securities (d) - 1.60%
1.75% due 01/15/2028	$2,131,710	$1,965,170
1.875% due 07/15/2013	463,148	477,766
2.00% due 01/15/2014 to 01/15/2016	8,528,275	8,755,850
2.625% due 07/15/2017	12,415,447	13,346,606

		24,545,392

U.S. Treasury Notes - 0.08%
0.875% due 04/30/2011 ***	1,234,000	1,233,802

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,246,385)		$25,779,194

U.S. GOVERNMENT AGENCY OBLIGATIONS - 92.88%
Federal Home Loan Bank - 0.14%
3.375% due 06/24/2011	2,000,000	2,089,381
Federal Home Loan Mortgage Corp. - 24.05%
0.6413% due 08/24/2010 (b)	793,000	795,164
0.9262% due 05/04/2011 (b)***	43,400,000	43,503,409
0.9369% due 08/05/2011 (b)	20,400,000	20,413,231
1.125% due 06/01/2011	12,500,000	12,504,987
1.2675% due 04/01/2011 (b)	34,400,000	34,519,540
1.625% due 04/26/2011	9,400,000	9,498,634
4.853% due 11/01/2035 (b)	624,819	646,389
4.875% due 06/13/2018	1,400,000	1,496,159
5.25% due 07/18/2011	1,200,000	1,301,451
5.50% due 02/01/2038	6,222,130	6,437,474
5.50% due 12/01/2099 (b)	118,500,000	122,406,803
6.00% due 08/01/2026 to 08/01/2038	5,869,739	6,177,526
6.00% TBA **	101,500,000	106,134,573
5.00% due 12/14/2018	1,900,000	1,766,352
0.8875% due 02/01/2011 (b)	1,200,000	1,197,856

		368,799,548

Federal National Mortgage
Association - 68.29%
1.75% due 03/23/2011	300,000	303,809

The accompanying notes are an integral part of the financial statements.
286

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
3.443% due 11/01/2035 (b)		$551,562	$556,939
3.542% due 05/01/2035 (b)		962,220	982,977
3.578% due 03/01/2035 (b)		162,894	164,717
4.454% due 01/01/2035 (b)		392,185	403,037
4.487% due 11/01/2034 (b)		565,468	577,771
4.50% due 04/01/2023 to 11/01/2023		4,898,908	5,024,060
4.497% due 07/01/2034 (b)		303,647	312,588
4.818% due 06/01/2035 to 09/01/2035 (b)		2,316,427	2,402,769
5.00% due 11/01/2021 to 07/01/2037		24,022,870	24,726,150
5.00% TBA **		26,100,000	26,623,018
5.50% due 02/01/2011 to 01/01/2039		274,705,991	284,864,007
5.50% due 10/01/2038 ***		59,327,208	61,528,805
5.50% TBA **		94,000,000	97,172,500
6.00% due 10/01/2026 to 06/01/2039		116,435,875	122,246,514
6.00% TBA **		389,500,000	407,610,296
6.50% due 10/01/2036 to 05/01/2037		2,188,880	2,337,156
6.50% TBA **		8,600,000	9,161,687

			1,046,998,800

Government National Mortgage
Association - 0.26%
6.00% due 06/15/2036 to 10/15/2038		3,871,896	4,057,190
Small Business Administration - 0.14%
5.29% due 12/01/2027		2,056,911	2,135,169

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,408,055,337)		$ 1,424,080,088

FOREIGN GOVERNMENT OBLIGATIONS - 0.35%
Brazil - 0.35%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	6,400,000	3,285,221
12.50% due 01/05/2022		3,600,000	2,104,086

			5,389,307

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,584,119)			$5,389,307

CORPORATE BONDS - 33.32%
Banking - 9.25%
ANZ National International, Ltd.
1.0137% due 08/07/2009 (b)(f)		$8,000,000	8,002,008
6.20% due 07/19/2013 (f)		3,100,000	3,164,257
BAC Capital Trust VII
5.25% due 08/10/2035	GBP	1,000,000	816,232
Bank of America Corp.
1.2131% due 08/15/2016 (b)		$1,100,000	805,895
2.10% due 04/30/2012		10,800,000	10,878,721
Bank of America NA, BKNT
6.00% due 10/15/2036		900,000	681,300
Barclays Bank PLC
5.45% due 09/12/2012		23,000,000	23,531,484
6.05% due 12/04/2017 (f)		2,900,000	2,389,200
BNP Paribas
5.186% due 06/29/2049 (b)(f)		7,600,000	4,998,657
Citibank NA
1.625% due 03/30/2011		900,000	906,817

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Credit Agricole SA
0.7138% due 05/28/2010 (b)(f)		$2,700,000	$2,651,006
Deutsche Bank AG
6.00% due 09/01/2017		4,600,000	4,623,110
DnB NOR Bank ASA
1.2088% due 10/13/2009 (b)(f)		2,400,000	2,381,230
Fortis Bank Nederland Holding NV, EMTN
3.00% due 04/17/2012	EUR	500,000	710,672
HSBC Bank USA, BKNT
1.4325% due 06/10/2009 (b)		$900,000	899,855
HSBC Finance Corp.
1.1619% due 10/21/2009 (b)		1,700,000	1,680,703
HSBC Holdings PLC
6.50% due 05/02/2036		900,000	822,563
6.50% due 09/15/2037		1,200,000	1,088,272
ICICI Bank, Ltd.
1.6788% due 01/12/2010 (b)(f)		3,800,000	3,709,750
National Australia Bank, Ltd.
1.3525% due 09/11/2009 (b)(f)		2,500,000	2,497,242
5.35% due 06/12/2013 (f)		2,600,000	2,625,412
Royal Bank of Scotland Group PLC
6.99% due 10/29/2049 (b)(f)		6,800,000	3,196,000
7.648% due 08/31/2049 (b)		5,000,000	2,300,000
Royal Bank of Scotland PLC
1.32% due 04/08/2011 (b)(f)		4,000,000	3,994,060
2.625% due 05/11/2012 (f)		2,400,000	2,401,840
3.00% due 12/09/2011 (f)		5,900,000	6,041,600
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(f)		5,600,000	4,144,000
Santander US Debt SA Unipersonal
1.3313% due 11/20/2009 (b)(f)		4,700,000	4,663,617
Societe Financement de l'Economie Francaise
3.375% due 05/05/2014 (f)		5,100,000	5,110,705
Societe Financement de l'Economie Francaise,
EMTN
2.125% due 05/20/2012	EUR	800,000	1,128,864
State Street Capital Trust III
8.25% due 03/15/2042 (b)		$2,900,000	2,378,638
State Street Capital Trust IV
2.32% due 06/15/2037 (b)		400,000	184,490
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)(f)		5,200,000	4,548,898
Swedbank AB, EMTN
3.625% due 12/02/2011	EUR	100,000	146,256
UBS AG/Stamford Branch, MTN
1.9269% due 05/05/2010 (b)		$300,000	290,398
5.75% due 04/25/2018		1,900,000	1,704,420
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		2,100,000	1,906,113
USB Capital IX
6.189% due 03/29/2049 (b)		300,000	195,750
Wachovia Bank NA, BKNT
0.7212% due 05/25/2010 (b)		11,000,000	10,592,252
Wachovia Corp.
1.2613% due 10/15/2011 (b)		1,100,000	1,029,319
5.75% due 02/01/2018		6,200,000	5,948,912

			141,770,518

The accompanying notes are an integral part of the financial statements.
287

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Biotechnology - 0.63%
Amgen, Inc.
6.15% due 06/01/2018	$9,100,000	$9,654,381
Building Materials & Construction - 0.18%
C8 Capital SPV, Ltd.
6.64% due 12/31/2049 (b)(f)	5,500,000	2,823,700
Cable & Television - 0.11%
Comcast Corp.
5.875% due 02/15/2018	700,000	702,674
6.45% due 03/15/2037	700,000	658,560
Time Warner, Inc.
1.15% due 11/13/2009 (b)	400,000	398,508

		1,759,742

Cellular Communications - 0.99%
Verizon Wireless Capital LLC
3.3163% due 05/20/2011 (b)(f)	14,700,000	15,137,728
Chemicals - 0.08%
Rohm & Haas Company
6.00% due 09/15/2017	1,500,000	1,310,706
Computers & Business Equipment - 0.32%
Dell, Inc.
4.70% due 04/15/2013	4,800,000	4,909,579
Crude Petroleum & Natural Gas - 0.72%
Anadarko Petroleum Corp.
1.72% due 09/15/2009 (b)	4,000,000	3,994,080
Petroleos Mexicanos
8.00% due 05/03/2019 (f)	6,500,000	7,104,500

		11,098,580

Educational Services - 0.91%
President and Fellows of Harvard College
6.50% due 01/15/2039 (f)	12,900,000	13,976,376
Financial Services - 16.58%
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013	2,500,000	2,591,350
American Express Bank FSB
5.50% due 04/16/2013	3,500,000	3,357,326
American Express Bank FSB, BKNT
0.3681% due 06/22/2009 (b)	600,000	600,089
0.3762% due 10/20/2009 (b)	2,600,000	2,579,343
6.00% due 09/13/2017	200,000	178,600
American Express Centurion Bank, BKNT
0.3681% due 09/22/2009 (b)	400,000	397,941
0.3875% due 06/12/2009 (b)	3,100,000	3,100,186
0.4338% due 07/13/2010 (b)	300,000	292,289
6.00% due 09/13/2017	200,000	178,600
American Express Company
7.00% due 03/19/2018	2,700,000	2,578,719
American Express Credit Corp., MTN
0.4419% due 11/09/2009 (b)	2,000,000	1,972,846
5.875% due 05/02/2013	2,300,000	2,232,566
American General Finance Corp.
6.90% due 12/15/2017	3,300,000	1,632,566
Bear Stearns Companies, Inc.
1.0931% due 08/15/2011 (b)	200,000	189,285
6.95% due 08/10/2012	4,100,000	4,433,379
7.625% due 12/07/2009	2,800,000	2,883,644

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Bear Stearns Companies, Inc., MTN
0.8425% due 08/21/2009 (b)		$4,600,000	$4,598,523
0.9744% due 05/18/2010 (b)		4,600,000	4,587,847
1.3919% due 07/16/2009 (b)		900,000	900,953
Bear Stearns Companies, Inc., Series E, MTN
1.806% due 09/26/2013 (b)	EUR	3,600,000	4,467,774
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(f)		$1,700,000	874,616
Caelus Re, Ltd.
6.9237% due 06/07/2011 (b)(f)		1,200,000	1,089,360
Calabash Re, Ltd.
9.72% due 01/08/2010 (b)(f)		2,200,000	2,108,644
CIT Group, Inc.
1.3219% due 04/27/2011 (b)		400,000	304,742
5.00% due 05/13/2014	EUR	2,300,000	1,885,875
CIT Group, Inc., MTN
0.9744% due 08/17/2009 (b)		$2,300,000	2,242,491
Citigroup Capital XVIII
6.829% due 06/28/2067 (b)	GBP	2,000,000	1,470,833
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		$20,525,000	18,273,818
Citigroup Funding, Inc., MTN
1.2263% due 06/26/2009 (b)		2,100,000	2,097,383
Citigroup, Inc.
1.2619% due 12/28/2009 (b)		1,400,000	1,369,522
2.125% due 04/30/2012		500,000	504,138
4.75% due 02/10/2019 (b)	EUR	1,500,000	1,344,237
5.30% due 10/17/2012		$800,000	767,021
5.50% due 08/27/2012		2,100,000	2,053,153
5.50% due 04/11/2013		8,800,000	8,439,860
5.85% due 07/02/2013		600,000	572,702
6.00% due 08/15/2017		900,000	800,552
6.125% due 08/25/2036		3,500,000	2,591,036
Countrywide Financial Corp.
5.80% due 06/07/2012		3,200,000	3,210,941
Countrywide Home Loan
4.00% due 03/22/2011		600,000	579,863
Ford Motor Credit Company LLC
5.70% due 01/15/2010		400,000	382,515
7.25% due 10/25/2011		100,000	86,297
7.375% due 10/28/2009		2,100,000	2,048,206
7.375% due 02/01/2011		100,000	91,058
7.875% due 06/15/2010		300,000	285,550
8.625% due 11/01/2010		100,000	93,131
General Electric Capital Corp.
1.80% due 03/11/2011		400,000	404,194
3.00% due 12/09/2011		16,100,000	16,666,527
5.50% due 09/15/2067 (b)(f)	EUR	9,900,000	8,047,483
6.375% due 11/15/2067 (b)		$4,100,000	2,894,477
General Electric Capital Corp., MTN
0.9531% due 08/15/2011 (b)		2,300,000	2,161,092
1.1219% due 10/26/2009 (b)		800,000	796,990
1.1769% due 01/20/2010 (b)		2,400,000	2,384,518
General Electric Capital Corp., Series A, MTN
1.44% due 12/15/2009 (b)		8,500,000	8,454,993
GMAC LLC
6.00% due 12/15/2011		400,000	345,912
Goldman Sachs Group, Inc.
1.3169% due 06/23/2009 (b)		1,700,000	1,700,316

The accompanying notes are an integral part of the financial statements.
288

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
5.625% due 01/15/2017		$2,000,000	$1,822,192
6.15% due 04/01/2018		7,500,000	7,240,328
6.25% due 09/01/2017		5,400,000	5,233,874
Goldman Sachs Group, Inc., MTN
0.9344% due 11/16/2009 (b)		1,100,000	1,098,407
Goldman Sachs Group, Inc., Series B, MTN
1.43% due 07/23/2009 (b)		1,100,000	1,100,157
Goldman Sachs Group, Inc., Series E, MTN
6.375% due 05/02/2018	EUR	700,000	963,237
HBOS Treasury Services PLC, MTN
1.1525% due 07/17/2009 (b)(f)		$3,900,000	3,892,723
International Lease Finance Corp., MTN
0.8813% due 05/24/2010 (b)		18,700,000	17,203,308
JPMorgan Chase & Company
2.20% due 06/15/2012		2,500,000	2,527,743
6.00% due 01/15/2018		2,300,000	2,289,135
JPMorgan Chase & Company, MTN
1.0263% due 05/07/2010 (b)		3,900,000	3,866,897
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017		3,900,000	3,746,664
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036		400,000	315,105
KeyBank NA, BKNT
2.9237% due 06/02/2010 (b)		4,400,000	4,259,825
Korea Development Bank
1.3168% due 04/03/2010 (b)		9,900,000	9,672,666
LeasePlan Corp. NV, EMTN
3.125% due 02/10/2012	EUR	1,900,000	2,713,716
Lehman Brothers Holdings, Inc., MTN
4.7013% due 12/23/2010 ^ (b)		$10,000,000	1,475,000
5.46% due 11/16/2009 ^ (b)		4,100,000	604,750
5.50% due 05/25/2010 ^ (b)		800,000	118,000
5.5163% due 08/21/2009 ^ (b)		2,300,000	339,250
6.875% due 05/02/2018 ^		1,100,000	181,500
Longpoint Re, Ltd.
6.57% due 05/08/2010 (b)(f)		1,200,000	1,164,120
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		3,100,000	2,809,828
Merrill Lynch & Company, Inc., MTN
6.05% due 08/15/2012		900,000	874,823
6.875% due 04/25/2018		7,600,000	7,053,248
Morgan Stanley
3.25% due 12/01/2011		2,900,000	3,013,306
6.25% due 08/28/2017		800,000	763,321
Morgan Stanley, MTN
1.2213% due 01/15/2010 (b)		2,400,000	2,358,847
3.0056% due 05/14/2010 (b)		5,000,000	4,961,605
Mystic Re, Ltd.
10.6737% due 06/07/2011 (b)(f)		700,000	653,269
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009		900,000	924,750
SLM Corp., MTN
1.3219% due 10/25/2011 (b)		200,000	144,350
1.531% due 11/15/2011 (b)	EUR	400,000	356,596
SLM Corp., MTN, Series A
1.2319% due 07/27/2009 (b)		$10,500,000	10,379,397
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(f)		1,600,000	1,235,504

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
TNK-BP Finance SA
6.125% due 03/20/2012 (f)	$500,000	$462,500
TransCapitalInvest, Ltd., for OJSC AK Transneft
8.70% due 08/07/2018 (f)	1,000,000	960,480
Wells Fargo & Company
1.42% due 09/15/2009 (b)	1,500,000	1,500,531
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (f)	1,100,000	676,401

		254,135,225

Food & Beverages - 0.38%
General Mills, Inc.
1.2306% due 01/22/2010 (b)	2,100,000	2,094,968
Kraft Foods, Inc.
6.125% due 02/01/2018	2,500,000	2,551,063
6.875% due 02/01/2038	1,100,000	1,112,995

		5,759,026

Gas & Pipeline Utilities - 0.17%
NGPL PipeCo LLC
6.514% due 12/15/2012 (f)	2,600,000	2,598,783
Insurance - 1.29%
American International Group, Inc., MTN
1.3875% due 03/20/2012 (b)	4,200,000	1,888,354
MetLife, Inc.
6.40% due 12/15/2036 (b)	900,000	639,000
Metropolitan Life Global Funding I, MTN
0.8944% due 05/17/2010 (b)(f)	5,000,000	4,751,910
Monumental Global Funding, Ltd.
5.50% due 04/22/2013 (f)	1,900,000	1,791,529
Pricoa Global Funding I
1.1394% due 01/30/2012 (b)(f)	3,200,000	2,791,914
1.4275% due 09/27/2013 (b)(f)	2,700,000	2,074,423
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013	2,200,000	2,125,981
5.55% due 04/27/2015	3,500,000	3,105,742
Residential Reinsurance 2007, Ltd., Series CL2
10.9237% due 06/07/2010 (b)(f)	600,000	573,240

		19,742,093

International Oil - 0.03%
Gaz Capital for Gazprom
6.212% due 11/22/2016 (f)	500,000	420,600
Manufacturing - 0.21%
Siemens Financieringsmaatschappij NV
0.9556% due 08/14/2009 (b)(f)	3,200,000	3,194,535
Pharmaceuticals - 0.14%
AstraZeneca PLC
5.90% due 09/15/2017	1,000,000	1,067,540
6.45% due 09/15/2037	1,000,000	1,124,167

		2,191,707

Retail - 0.93%
Home Depot, Inc.
3.75% due 09/15/2009	14,300,000	14,340,655
Telephone - 0.29%
AT&T, Inc.
1.1163% due 02/05/2010 (b)	1,400,000	1,401,600

The accompanying notes are an integral part of the financial statements.
289

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Telecom Italia Capital SA
1.7169% due 07/18/2011 (b)	$3,200,000	$3,024,032

		4,425,632

Tobacco - 0.11%
Philip Morris International, Inc.
5.65% due 05/16/2018	1,600,000	1,637,171

TOTAL CORPORATE BONDS (Cost $550,731,893)		$510,886,737

MUNICIPAL BONDS - 3.14%
California - 1.13%
City of Los Angeles
5.00% due 06/01/2039	3,800,000	3,673,954
Los Angeles Unified School District, California,
Series A-1
4.50% due 07/01/2023	5,000,000	4,971,450
San Diego Tobacco Settlement Revenue Funding
Corp.
7.125% due 06/01/2032	1,550,000	958,752
State of California
5.00% due 11/01/2037	4,700,000	4,239,447
5.65% due 04/01/2039	800,000	818,320
7.50% due 04/01/2034	900,000	882,990
7.55% due 04/01/2039	900,000	879,543
Tobacco Securitization Authority South California
Tobacco Settlement, Series A1-SNR
5.125% due 06/01/2046	1,500,000	895,290

		17,319,746

Illinois - 0.39%
Chicago Illinois Transit Authority, Series A
6.30% due 12/01/2021	100,000	103,109
6.899% due 12/01/2040	2,700,000	2,851,470
Chicago Illinois Transit Authority, Series B
6.30% due 12/01/2021	300,000	305,019
6.899% due 12/01/2040	2,600,000	2,745,860

		6,005,458

Iowa - 0.05%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023	1,070,000	721,159
Louisiana - 0.17%
State of Louisiana
3.000% due 05/01/2043 (b)	2,600,000	2,596,412
Nevada - 0.01%
Truckee Meadows Nevada Water Authority, Water
Revenue, Series A
5.00% due 07/01/2036	200,000	194,780
New Jersey - 0.53%
New Jersey State Turnpike Authority
7.414% due 01/01/2040	7,400,000	8,186,768
North Carolina - 0.42%
North Carolina Capital Facilities Finance Agency,
Series B
5.00% due 10/01/2038	6,300,000	6,442,128

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Pennsylvania - 0.14%
Pennsylvania Higher Educational Facilities
Authority, Facilities Authority Revenue
8.724% due 07/15/2013 (b)	$2,300,000	$2,157,998
West Virginia - 0.13%
Tobacco Settlement Finance Authority of West
Virginia
7.467% due 06/01/2047	3,250,000	1,952,698
Wisconsin - 0.17%
Badger Tobacco Asset Securitization Corp.
6.125% due 06/01/2027	2,395,000	2,558,722

TOTAL MUNICIPAL BONDS (Cost $49,351,894)		$48,135,869

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.25%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045 (b)	227,643	176,018
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 2A1
5.0815% due 11/25/2034 (b)	3,197,775	2,707,413
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.8023% due 11/25/2034 (b)	1,070,336	892,434
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.49% due 09/25/2036 (b)	1,090,797	609,724
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class A4
5.331% due 02/11/2044	400,000	313,096
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.70% due 06/11/2050	4,300,000	3,525,527
Bear Stearns Commercial Mortgage Securities,
Series 2007-T26, Class A4
5.471% due 01/12/2045 (b)	1,000,000	835,286
Bear Stearns Mortgage Funding Trust, Series
2007-AR1, Class 2A1
0.3787% due 02/25/2037 (b)	1,819,545	1,401,771
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
2.99% due 12/25/2035 (b)	976,003	748,783
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	480,253	362,891
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046	2,900,000	2,306,637
Countrywide Alternative Loan Trust,
Series 2005-62, Class 2A1
2.4392% due 12/25/2035 (b)	11,362,307	5,161,013
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
0.5888% due 02/25/2037 (b)	6,682,160	2,938,496
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7875% due 11/25/2034 (b)	2,187,511	1,667,767
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB9, Class 1A1
4.7071% due 02/20/2035 (b)	3,895,227	3,094,347

The accompanying notes are an integral part of the financial statements.
290

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	$560,593	$383,027
Credit Suisse Mortgage Capital Certificates, Series
2006-C2, Class A3
5.6579% due 03/15/2039 (b)	300,000	226,599
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-SP1, Class A1
0.3988% due 12/25/2037 (b)(f)	2,284,978	2,174,798
CS First Boston Mortgage Securities Corp., Series
2005-C6, Class A1
4.938% due 12/15/2040	507,385	506,693
Deutsche ALT-A Securities, Inc. Alternate Loan
Trust, Series 2007-AR1, Class A3B
0.3787% due 01/25/2047 (b)	1,196,413	1,076,990
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
0.4944% due 10/15/2020 (b)	18,451,896	18,295,441
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
0.4944% due 07/15/2019 (b)	2,976,400	2,954,646
Federal Home Loan Mortgage Corp., Series
2007-3346, Class FA
0.5744% due 02/15/2019 (b)	8,692,162	8,569,056
Federal Home Loan Mortgage Corp., Series 2637,
Class F
0.7444% due 06/15/2018 (b)	267,059	265,002
Federal Home Loan Mortgage Corp., Series 3036,
Class NA
5.00% due 07/15/2024	1,431,567	1,455,612
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
0.6444% due 05/15/2036 (b)	1,542,306	1,519,816
Federal Home Loan Mortgage Corp., Series 3335,
Class FT
0.4944% due 08/15/2019 (b)	6,736,712	6,683,563
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
2.714% due 02/25/2045 (b)	190,467	182,649
Federal National Mortgage Association, REMIC,
Series 2007-73, Class A1
0.3688% due 07/25/2037 (b)	3,880,006	3,439,981
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017	388,845	401,040
Federal National Mortgage Association, Series
2003-37, Class HY
5.00% due 12/25/2016	6,351,690	6,526,150
Federal National Mortgage Association, Series
2003-W6, Class F
0.6587% due 09/25/2042 (b)	1,738,153	1,628,553
Federal National Mortgage Association, Series
2005-120, Class NF
0.4087% due 01/25/2021 (b)	10,996,630	10,807,453
Federal National Mortgage Association, Series
2005-33, Class QA
5.00% due 06/25/2027	1,090,912	1,113,482
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.628% due 02/25/2036 (b)	380,207	376,980

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
0.3887% due 10/25/2046 (b)	$1,524,388	$1,243,731
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
0.3887% due 01/25/2047 (b)	1,698,797	1,277,243
Greenwich Capital Commercial Funding Corp,
Series 2005-GG3, Class A4
4.799% due 08/10/2042 (b)	100,000	86,966
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	1,400,000	1,101,299
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
0.5044% due 03/06/2020 (b)(f)	2,832,257	2,332,165
GS Mortgage Securities Corp II, Series
2007-GG10, Class A4
5.9932% due 08/10/2045 (b)	3,100,000	2,370,686
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 6A1
5.2423% due 11/25/2035 (b)	2,784,205	2,169,770
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
0.3988% due 11/25/2046 (b)	856,188	793,215
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD11, Class ASB
5.8186% due 06/15/2049 (b)	100,000	86,349
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD12, Class A4
5.882% due 02/15/2051 (b)	1,000,000	762,529
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LDPX, Class A3
5.42% due 01/15/2049	400,000	300,499
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0159% due 02/25/2035 (b)	1,677,337	1,470,815
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336% due 05/15/2047	3,000,000	2,282,099
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030	653,079	656,226
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
0.4244% due 09/15/2021 (b)(f)	282,907	249,068
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
0.7844% due 12/15/2030 (b)	4,521,603	3,638,872
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
1.3088% due 10/25/2035 (b)	533,539	357,083
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
0.5587% due 11/25/2035 (b)	299,052	208,273
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
0.5188% due 02/25/2036 (b)	1,063,812	585,424
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-6, Class A4
5.485% due 03/12/2051 (b)	2,000,000	1,418,419

The accompanying notes are an integral part of the financial statements.
291

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2007-IQ16,
Class A4
5.809% due 12/12/2049	$200,000	$157,600
Morgan Stanley Capital I, Series 2007-XLFA,
Class A1
0.405% due 10/15/2020 (b)(f)	703,117	514,400
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
0.5781% due 07/19/2035 (b)	2,217,858	1,442,025
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1A
0.5888% due 02/25/2036 (b)	628,482	288,549
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR2, Class 2A1
0.4387% due 03/25/2037 (b)	3,249,742	1,172,204
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
0.4288% due 08/25/2011 (b)	3,772,605	3,442,700
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
0.4187% due 11/25/2011 (b)	1,443,836	1,281,062
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
0.4344% due 09/15/2021 (b)(f)	7,904,588	5,593,277
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class A4
5.509% due 04/15/2047	1,400,000	957,090
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
0.4244% due 06/15/2020 (b)(f)	3,221,791	2,437,203
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
2.6392% due 11/25/2042 (b)	235,455	136,828
Washington Mutual, Inc., Series 2001-7, Class A
2.7468% due 05/25/2041 (b)	197,759	161,332
Washington Mutual, Inc., Series 2005-AR19, Class
A1A1
0.5788% due 12/26/2045 (b)	3,190,979	1,502,773
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-CC, Class A1
4.9476% due 01/25/2035 (b)	2,847,465	2,376,377
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	2,294,740	1,625,985

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $168,563,446)		$141,808,870

ASSET BACKED SECURITIES - 3.51%
Access Group, Inc., Series 2008-1, Class A
2.3919% due 10/27/2025 (b)	10,935,083	10,835,989
ACE Securities Corp., Series 2006-ASP5, Class
A2A
0.3887% due 10/25/2036 (b)	188,881	180,869
BA Credit Card Trust, Series 2008-A5, Class A5
1.5444% due 12/16/2013 (b)	5,100,000	5,090,817
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
0.3988% due 06/25/2047 (b)	909,480	774,438

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Bear Stearns Asset Backed Securities, Inc., Series
2007-HE1, Class 21A1
0.3688% due 01/25/2037 (b)	$2,228,172	$1,784,338
BNC Mortgage Loan Trust, Series 2007-2, Class A2
0.4087% due 05/25/2037 (b)	1,735,148	1,341,557
Carrington Mortgage Loan Trust, Series 2005-NC5,
Class A2
0.6288% due 10/25/2035 (b)	1,481,694	1,307,073
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
0.4144% due 08/15/2021 (b)(f)	15,196	12,700
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
0.4187% due 10/25/2046 (b)	608,098	569,955
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
0.3587% due 12/25/2046 (b)	89,277	87,359
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
0.3587% due 03/25/2047 (b)	203,719	198,373
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
0.3587% due 03/25/2037 (b)	830,917	816,568
Countrywide Asset-Backed Certificates, Series
2006-19, Class 2A1
0.3688% due 03/25/2037 (b)	442,990	430,155
Countrywide Asset-Backed Certificates, Series
2007-1, Class 2A1
0.3587% due 07/25/2037 (b)	5,790,345	5,144,303
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
0.3587% due 11/25/2036 (b)	1,093,951	1,026,125
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2007-FF1, Class A2A
0.3487% due 01/25/2038 (b)	1,381,848	1,269,295
Fremont Home Loan Trust, Series 2006-3, Class
2A1
0.3787% due 02/25/2037 (b)	19,993	19,805
GE Capital Commercial Mortgage Corp., Series
2002-3A, Class A1
4.229% due 12/10/2037 (b)	4,278,952	4,268,231
GSAMP Trust, Series 2006-FM2, Class A2A
0.3787% due 09/25/2036 (b)	269,863	256,516
GSAMP Trust, Series 2007-FM1, Class A2A
0.3787% due 12/25/2036 (b)	1,224,104	656,405
HFC Home Equity Loan Asset Backed Certificates,
Series 2005-1, Class A
0.6062% due 01/20/2034 (b)	2,440,180	1,604,291
HSBC Asset Loan Obligation, Series 2007-WF1,
Class A1
0.3688% due 12/25/2036 (b)	4,820,773	4,235,110
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
0.3587% due 12/25/2036 (b)	463,459	297,020
JPMorgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
0.5052% due 11/25/2036 (b)	138,416	129,699
JPMorgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
0.3587% due 08/25/2036 (b)	167,786	158,996

The accompanying notes are an integral part of the financial statements.
292

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
JPMorgan Mortgage Acquisition Corp., Series
2007-HE1, Class AV1
0.3688% due 01/25/2032 (b)	$1,733,331	$1,144,416
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
0.5888% due 10/25/2034 (b)	58,753	37,065
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
0.3887% due 05/25/2037 (b)	1,030,992	827,209
Morgan Stanley Asset Backed Securities Capital I,
Series 2006-NC5, Class A2A
0.3487% due 10/25/2036 (b)	300,455	278,348
Morgan Stanley Asset Backed Securities Capital I,
Series 2007-HE1, Class A2A
0.3587% due 11/25/2036 (b)	1,231,571	1,158,013
Option One Mortgage Loan Trust, Series 2007-1,
Class 2A1
0.3587% due 01/25/2037 (b)	624,593	588,515
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
0.6208% due 08/25/2034 (b)	2,196,328	1,603,758
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
0.3887% due 10/25/2036 (b)	397,652	391,836
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
0.3787% due 11/25/2036 (b)	569,075	555,130
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
0.3787% due 11/25/2036 (b)	284,092	279,569
Saxon Asset Securities Trust, Series 2006-3, Class
A1
0.3688% due 10/25/2046 (b)	164,303	157,301
SBI Heloc Trust, Series 2006-1A, Class 1A2A
0.4787% due 08/25/2036 (b)(f)	468,418	418,142
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.3688% due 12/25/2036 (b)	944,392	565,968
Specialty Underwriting & Residential Finance,
Series 2007-BC1, Class A2A
0.3688% due 01/25/2038 (b)	2,039,890	1,660,950
Structured Asset Securities Corp., Series 2006-11,
Class A1
4.6881% due 10/25/2035 (b)(e)(f)	1,316,707	816,290
Structured Asset Securities Corp., Series
2006-BC3, Class A2
0.3587% due 10/25/2036 (b)	833,958	782,025

TOTAL ASSET BACKED SECURITIES
(Cost $60,746,290)		$53,760,522

SUPRANATIONAL OBLIGATIONS - 0.22%
Banking - 0.22%
Export-Import Bank of Korea
1.3513% due 06/01/2009 (b)	3,400,000	3,400,000

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,400,000)		$3,400,000

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.03%
Financial Services - 0.03%
Lehman Brothers Holdings, Inc., MTN
5.3744% due 11/24/2008 ^	$1,200,000	$177,000
5.415% due 12/23/2008 ^	400,000	59,000
5.5981% due 04/03/2009 ^ (b)	1,300,000	191,750

		427,750

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $2,900,286)		$427,750

COMMON STOCKS - 0.00%
Financial Services - 0.00%
Bank of America Corp.	1	11

TOTAL COMMON STOCKS (Cost $7)		$11

PREFERRED STOCKS - 0.67%
Financial Services - 0.66%
Citigroup, Inc., Series E, 8.40% ^	2,200,000	1,924,978
Wells Fargo & Company, Series L, 7.50%	11,000	8,195,000

		10,119,978
Insurance - 0.01%
American International Group, Inc., 8.50%	6,200	56,420

TOTAL PREFERRED STOCKS (Cost $9,185,369)		$10,176,398

TERM LOANS - 0.54%
Financial Services - 0.45%
Chrysler Financial
9.00% due 08/03/2012 (b)	7,880,000	6,917,513
Semiconductors - 0.09%
Sensata Technologies, Inc.
2.8038% due 04/27/2013 (b)	1,959,698	1,378,320

TOTAL TERM LOANS (Cost $9,591,915)		$8,295,833

OPTIONS - 0.85%
Call Options - 0.85%
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	26,000,000	1,004,341
Expiration 08/03/2009 at $3.45 *	158,800,000	6,134,206
Expiration 08/03/2009 at $3.45 *	23,800,000	919,358
Expiration 07/02/2009 at $3.60 *	20,700,000	893,114
Expiration 08/03/2009 at $3.85 *	86,600,000	4,025,125

		12,976,144

TOTAL OPTIONS (Cost $3,384,914)		$12,976,144

REPURCHASE AGREEMENTS - 5.17%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/29/2009 at
0.18% to be repurchased at
$5,000,075 on 06/01/2009,
collateralized by $4,730,000 U.S.
Treasury Notes, 4.125% due
05/15/2015 (valued at $5,115,823,
including interest)	$5,000,000	$5,000,000

The accompanying notes are an integral part of the financial statements.
293

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS (continued)
Repurchase Agreement with Barclays
Bank PLC dated 05/29/2009 at
0.19% to be repurchased at
$59,800,947 on 06/01/2009,
collateralized by $54,840,000 U.S.
Treasury Notes, 0.875% due
04/15/2010 (valued at
$61,644,087, including interest)	$59,800,000	$59,800,000
Repurchase Agreement with State Street
Corp. dated 05/29/2009 at 0.07% to be
repurchased at $14,485,084 on
06/01/2009, collateralized by $13,445,000
Federal National Mortgage Association,
7.125% due 06/15/2010 (valued at
$14,774,711, including interest)	14,485,000	14,485,000

TOTAL REPURCHASE AGREEMENTS
(Cost $79,285,000)		$79,285,000

SHORT TERM INVESTMENTS - 0.31%
Merrill Lynch Commercial Trust 2008-LAQ
2.9864% due 07/09/2009	$5,000,000	$4,340,570
U.S. Treasury Bills
zero coupon due 06/18/2009 ***	410,000	409,974

TOTAL SHORT TERM INVESTMENTS
(Cost $5,370,916)		$4,750,544

Total Investments (Total Return Fund)
(Cost $2,381,397,771) - 151.92%		$2,329,152,267
Other assets and liabilities, net - (51.92)%		(795,958,216)

TOTAL NET ASSETS - 100.00%		$1,533,194,051

U. S. Government Securities Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 11.49%
Treasury Inflation Protected
Securities (d) - 11.10%
1.75% due 01/15/2028 ***	$761,445	$701,957
2.00% due 01/15/2026 ***	2,561,172	2,458,725
2.375% due 01/15/2027 ***	1,666,394	1,685,661
0.875% due 04/15/2010	8,611,186	8,603,108
1.375% due 07/15/2018	1,232,913	1,205,557

		14,655,008

U.S. Treasury Bonds - 0.39%
7.125% due 02/15/2023	140,000	182,350
8.875% due 02/15/2019	230,000	328,900

		511,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,868,681)		$15,166,258

U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.55%
Federal Home Loan Bank - 10.76%
4.50% due 10/09/2009	9,400,000	9,540,502
5.00% due 09/18/2009	4,600,000	4,662,344

		14,202,846

U. S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. - 15.82%
5.00% due 08/01/2035	$12,899,695	$13,235,288
5.00% TBA **	3,000,000	3,068,438
5.25% due 04/18/2016	1,220,000	1,350,306
5.50% due 11/01/2035	804,487	833,713
5.861% due 01/01/2037	1,561,143	1,633,870
6.00% due 10/01/2010 to 12/01/2028	338,197	357,313
6.50% due 12/01/2010	2	2
7.00% due 02/01/2011 to 06/01/2032	349,534	375,404
9.00% due 10/01/2017	4,467	4,889
9.50% due 08/01/2020	17,019	18,787
11.75% due 12/01/2013	472	488
12.00% due 07/01/2020	3,582	4,026

		20,882,524

Federal National Mortgage
Association - 52.55%
4.50% TBA **	3,400,000	3,427,094
4.75% due 11/19/2012	2,520,000	2,752,430
5.00% due 12/01/2019 to 07/01/2038	8,385,085	8,652,752
5.00% TBA **	12,600,000	12,912,094
5.50% due 04/01/2018 to 08/01/2037	21,617,234	22,446,099
5.50% TBA **	5,600,000	5,799,000
5.746% due 08/01/2037 (b)	1,669,876	1,758,588
6.00% due 02/01/2037	5,240,322	5,514,418
6.00% TBA **	600,000	632,812
6.50% due 02/01/2026 to 10/01/2037	4,063,392	4,349,768
7.00% due 07/01/2022 to 01/01/2034	516,502	563,581
7.50% due 09/01/2029 to 02/01/2031	102,522	112,037
8.00% due 06/01/2017 to 03/01/2033	228,636	247,736
8.50% due 08/01/2019	77,835	87,033
8.75% due 12/01/2009	85	85
9.00% due 05/01/2021	3,885	4,193
11.50% due 09/01/2013 to 04/01/2019	15,885	17,800
12.00% due 01/01/2013 to 04/01/2016	44,675	50,344
12.50% due 01/01/2013 to 09/01/2015	11,722	13,063
13.50% due 11/01/2014	5,811	6,428

		69,347,355

Government National Mortgage
Association - 0.42%
6.50% due 02/15/2034 to 09/15/2034	288,271	307,782
7.50% due 03/15/2026 to 12/15/2027	121,001	131,380
8.50% due 06/15/2025	107,582	118,347
11.00% due 09/15/2015	530	605

		558,114

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $102,307,571)		$104,990,839

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.68%
American Home Mortgage Assets, Series 2006-3,
Class 3A12
0.4988% due 10/25/2046 (b)	1,035,055	407,707
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
0.3887% due 06/25/2046 (b)	324,333	266,402
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
5.2196% due 11/25/2034 (b)	492,397	298,927

The accompanying notes are an integral part of the financial statements.
294

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046	$1,740,000	$1,383,982
Countrywide Alternative Loan Trust, Series
2005-17, Class 2A1
0.5487% due 07/25/2035 (b)	410,673	176,903
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
0.6388% due 11/20/2035 (b)	313,807	142,249
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
0.4988% due 08/25/2046 (b)	1,151,640	421,396
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
0.4988% due 09/25/2046 (b)	1,239,790	447,208
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
0.5188% due 06/25/2046 (b)	710,309	258,321
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
0.5163% due 07/20/2046 (b)	1,268,211	459,059
Countrywide Alternative Loan Trust, Series
2006-OC2, Class 2A3
0.5987% due 02/25/2036 (b)	1,000,000	147,793
Countrywide Home Loans, Series 2006-OA5, Class
1A1
0.5088% due 03/25/2036 (b)	544,154	198,355
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	240,246	239,632
Federal National Mortgage Association Whole
Loan, Series 2003-W12, Class 2A7
4.68% due 06/25/2043	4,636,849	4,548,260
Federal National Mortgage Association Whole
Loan, Series 2005-W3, Class 2AF
0.5288% due 03/25/2045 (b)	463,130	330,722
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
5.2637% due 01/25/2043 (b)	671,785	687,873
Harborview Mortgage Loan Trust, Series 2005-7,
Class 1A1
3.853% due 06/19/2045 (b)	407,984	143,363
Impac CMB Trust, Series 2004-5, Class 1A1
0.6687% due 10/25/2034 (b)	722,490	416,737
Impac Secured Assets Corp., Series 2005-2,
Class A1
0.6288% due 03/25/2036 (b)	746,920	314,997
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,870,000	1,492,582
LB-UBS Commercial Mortgage Trust, Series
2006-C3, Class A4
5.661% due 03/15/2039	460,000	388,842
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	1,450,000	1,167,016
Luminent Mortgage Trust, Series 2006-4, Class A1A
0.4988% due 05/25/2046 (b)	936,439	345,369
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
5.3717% due 12/25/2034 (b)	62,534	40,690

U. S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
0.5088% due 05/25/2047 (b)	$1,599,558	$606,277
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.8399% due 05/12/2039 (b)	365,000	313,542
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
0.3787% due 06/25/2036 (b)	402,985	335,154
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
0.4988% due 09/25/2046 (b)	934,586	368,888
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
0.4888% due 07/25/2046 (b)	806,517	317,804
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
0.5188% due 08/25/2036 (b)	1,362,089	514,283
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
0.4137% due 05/25/2046 (b)	1,174,251	1,160,987
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
0.4187% due 06/25/2046 (b)	1,317,936	1,311,711
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2076% due 09/25/2037 (b)	607,966	456,336
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.1903% due 09/25/2037 (b)	579,065	378,803
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
0.5788% due 12/25/2045 (b)	763,283	356,497
Washington Mutual, Inc., Series 2005-AR13, Class
A1B3
0.6687% due 10/25/2045 (b)	526,451	139,636
Washington Mutual, Inc., Series 2005-AR8, Class
2A1A
0.5988% due 07/25/2045 (b)	758,751	352,462
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
0.4387% due 08/25/2036 (b)	684,605	673,940

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $34,558,845)		$22,010,705

ASSET BACKED SECURITIES - 7.06%
ACE Securities Corp., Series 2006-GP1, Class A
0.4387% due 02/25/2031 (b)	552,229	331,299
ACE Securities Corp., Series 2006-SL3, Class A1
0.4087% due 06/25/2036 (b)	721,939	100,180
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
0.7887% due 06/25/2034 (b)	173,194	146,249
Amortizing Residential Collateral Trust, Series
2001-BC6, Class A
1.0087% due 10/25/2031 (b)	543,483	333,465
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
0.4387% due 07/25/2036 (b)(e)(f)	85,510	84,558

The accompanying notes are an integral part of the financial statements.
295

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates, Series
2002-BC2, Class A
0.8487% due 04/25/2032 (b)	$269,064	$151,752
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
0.6344% due 02/15/2034 (b)	666,024	266,148
Countrywide Home Equity Loan Trust, Series
2005-E, Class 2A
0.5644% due 11/15/2035 (b)	221,552	58,381
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
0.4844% due 07/15/2036 (b)	713,167	213,942
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4E1B
0.6044% due 07/25/2036 (b)(f)	694,369	138,874
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4F1B
0.6044% due 07/25/2036 (b)(f)	814,923	162,985
Countrywide Home Equity Loan Trust, Series
2007-GW, Class A
0.8944% due 08/15/2037 (b)	1,250,325	582,489
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
0.5688% due 05/25/2036 (b)(f)	600,580	420,779
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
0.5188% due 11/25/2036 (b)	1,408,415	428,683
GSAA Home Equity Trust, Series 2005-5, Class A4
0.5788% due 02/25/2035 (b)	184,428	154,975
GSAMP Trust, Series 2006-S4, Class A1
0.3988% due 05/25/2036 (b)	427,686	68,952
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
0.4387% due 06/25/2036 (b)	937,106	69,246
Lehman XS Trust, Series 2006-2N, Class 1A1
0.5688% due 02/25/2046 (b)	997,415	371,500
Lehman XS Trust, Series 2006-GP3, Class 3A1A
0.3787% due 06/25/2046 (b)	471,284	384,693
Lehman XS Trust, Series 2006-GP4, Class 3A1A
0.3787% due 08/25/2046 (b)	635,597	507,518
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
0.5888% due 09/25/2035 (b)	322,528	274,473
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
1.8088% due 10/25/2037 (b)	1,343,719	847,111
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
0.4588% due 03/25/2036 (b)	531,077	101,618
Nelnet Student Loan Trust, Series 2008-4, Class A4
2.5719% due 04/25/2024 (b)	320,000	313,845
RAAC Series, Series 2006-RP3, Class A
0.5788% due 05/25/2036 (b)(f)	851,894	243,114
SACO I Trust, Inc., Series 2006-6, Class A
0.4387% due 06/25/2036 (b)	725,803	49,510
SACO I Trust, Inc., Series 2006-7, Class A1
0.4387% due 07/25/2036 (b)	682,824	112,515
SLM Student Loan Trust, Series 2006-5, Class A2
1.0819% due 07/25/2017 (b)	372,442	372,265

U. S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
0.4187% due 02/25/2036 (b)(f)	$527,139	$59,603
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
0.5688% due 03/25/2036 (b)(e)(f)	923,410	471,022
Washington Mutual, Inc., Series 2007-HE3, Class
2A2
0.4787% due 05/25/2037 (b)	2,300,000	1,221,319
Washington Mutual, Inc., Series 2007-HE3, Class
2A4
0.5987% due 05/25/2037 (b)	1,200,000	269,496

TOTAL ASSET BACKED SECURITIES
(Cost $22,463,028)		$9,312,559

PREFERRED STOCKS - 0.02%
Financial Services - 0.02%
Federal Home Loan Mortgage Corp., Series Z *	23,775	12,363
Federal National Mortgage Association,
Series S *	17,050	11,423

		23,786

TOTAL PREFERRED STOCKS (Cost $1,020,625)		$23,786

REPURCHASE AGREEMENTS - 1.36%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 05/29/2009 at 0.13% to be
repurchased at $1,800,020 on
6/1/2009, collateralized by
$1,837,000 Federal Home Loan
Mortgage Corp., 0% due
06/30/2009 (valued at $1,836,001,
including interest)	$1,800,000	$1,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,800,000)		$1,800,000

SHORT TERM INVESTMENTS - 3.32%
U.S. Treasury Bills
0.01% due 03/11/2010	$4,400,000	$4,381,253

TOTAL SHORT TERM INVESTMENTS
(Cost $4,381,253)		$4,381,253

Total Investments (U.S. Government Securities Fund)
(Cost $181,400,003) - 119.48%		$157,685,400
Other assets and liabilities, net - (19.48)%		(25,707,582)

TOTAL NET ASSETS - 100.00%		$131,977,818

U. S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 73.49%
Advertising - 0.32%
R.H. Donnelley Corp.
6.875% due 01/15/2013 ^	$4,500,000	$315,000

The accompanying notes are an integral part of the financial statements.
296

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Advertising (continued)
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^	$1,375,000	$96,250
R.H. Donnelley, Inc.
11.75% due 05/15/2015 ^	1,100,000	503,250
Sheridan Group, Inc.
10.25% due 08/15/2011	1,500,000	960,000

		1,874,500

Agriculture - 0.46%
Mosaic Company
7.375% due 12/01/2014 (f)	715,000	725,818
7.625% due 12/01/2016 (f)	1,953,000	1,943,235

		2,669,053

Air Travel - 0.01%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	108,100	82,156
Auto Parts - 0.57%
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (f)	4,095,000	2,764,125
Goodyear Tire & Rubber Company
10.50% due 05/15/2016	550,000	547,250

		3,311,375

Auto Services - 1.32%
KAR Holdings, Inc.
8.75% due 05/01/2014	1,200,000	1,026,000
10.00% due 05/01/2015	8,305,000	6,685,525

		7,711,525

Automobiles - 0.58%
Ford Motor Company
9.50% due 09/15/2011	775,000	581,250
General Motors Corp.
6.75% due 05/01/2028 ^	2,100,000	210,000
7.20% due 01/15/2011 ^	4,050,000	354,375
7.375% due 05/23/2048 ^	1,500,000	157,500
8.375% due 07/15/2033 ^	1,725,000	155,250
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	3,058,000	1,911,250

		3,369,625

Broadcasting - 0.66%
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	4,400,000	836,000
Fisher Communications, Inc.
8.625% due 09/15/2014	3,375,000	2,978,437
Muzak Finance Corp.
13.00% due 03/15/2010 ^	700,000	35,000

		3,849,437

Building Materials & Construction - 0.17%
Esco Corp.
5.195% due 12/15/2013 (b)(f)	625,000	450,000
8.625% due 12/15/2013 (f)	625,000	525,000

		975,000

Business Services - 5.35%
Cornell Companies, Inc.
10.75% due 07/01/2012	3,225,000	3,176,625

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Business Services (continued)
First Data Corp.
9.875% due 09/24/2015	$7,375,000	$5,015,000
Iron Mountain, Inc.
8.00% due 06/15/2020	3,300,000	3,052,500
Lender Processing Services, Inc.
8.125% due 07/01/2016	5,050,000	4,974,250
NCO Group, Inc.
11.875% due 11/15/2014	4,575,000	2,424,750
Rural/Metro Corp.
9.875% due 03/15/2015	1,900,000	1,624,500
12.75 due 03/15/2016	1,250,000	712,500
SunGard Data Systems, Inc.
4.875% due 01/15/2014	1,600,000	1,440,000
9.125% due 08/15/2013	365,000	351,312
10.25% due 08/15/2015	9,446,000	8,572,245

		31,343,682

Cable & Television - 7.50%
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^	1,725,000	181,125
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^ (f)	1,425,000	1,410,750
Charter Communications Operating LLC
10.00% due 04/30/2012 ^ (f)	7,500,000	7,200,000
10.375% due 04/30/2014 ^ (f)	6,250,000	5,937,500
CSC Holdings, Inc.
6.75% due 04/15/2012	1,825,000	1,761,125
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	6,725,000	6,708,187
DirecTV Holdings LLC
6.375% due 06/15/2015	200,000	182,000
8.375% due 03/15/2013	8,450,000	8,513,375
EchoStar DBS Corp.
6.375% due 10/01/2011	1,400,000	1,352,750
6.625% due 10/01/2014	950,000	862,125
7.00% due 10/01/2013	600,000	567,000
7.125% due 02/01/2016	3,400,000	3,128,000
7.75% due 05/31/2015	2,750,000	2,598,750
Videotron Ltee
9.125% due 04/15/2018	900,000	931,500
Videotron Ltee.
6.375% due 12/15/2015	1,070,000	968,350
6.875% due 01/15/2014	1,740,000	1,644,300

		43,946,837

Cellular Communications - 3.20%
Centennial Communications Corp.
8.125% due 02/01/2014	403,000	413,578
10.00% due 01/01/2013	7,100,000	7,472,750
Cricket Communications, Inc.
9.375% due 11/01/2014	5,705,000	5,676,475
Crown Castle International Corp.
9.00% due 01/15/2015	900,000	909,000
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	4,225,000	4,240,844

		18,712,647

Chemicals - 1.10%
American Pacific Corp.
9.00% due 02/01/2015	1,500,000	1,308,750

The accompanying notes are an integral part of the financial statements.
297

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Huntsman International LLC
7.875% due 11/15/2014	$3,000,000	$2,055,000
Innophos Holdings, Inc.
9.50% due 04/15/2012 (f)	600,000	498,000
Innophos, Inc.
8.875% due 08/15/2014	2,850,000	2,557,875

		6,419,625

Commercial Services - 0.61%
Mac-Gray Corp.
7.625% due 08/15/2015	3,770,000	3,543,800
Computer Services - 0.81%
Affiliated Computer Services, Inc.
5.20% due 06/01/2015	5,550,000	4,759,125
Computers & Business Equipment - 0.44%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	3,050,000	2,295,125
Seagate Technology International
10.00% due 05/01/2014 (f)	300,000	303,000

		2,598,125

Containers & Glass - 1.78%
Crown Americas LLC
7.625% due 05/15/2017 (f)	500,000	490,000
Crown Holdings, Inc.
8.00% due 04/15/2023	4,990,000	4,391,200
Graham Packaging Company
9.875% due 10/15/2014	2,935,000	2,612,150
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016 (f)	1,000,000	967,500
8.25% due 05/15/2013	1,275,000	1,275,000
Owens-Illinois, Inc.
7.80% due 05/15/2018	750,000	708,750

		10,444,600

Correctional Facilities - 0.97%
Corrections Corp. of America
6.25% due 03/15/2013	1,400,000	1,326,500
7.75% due 06/01/2017	1,000,000	980,000
Geo Group, Inc.
8.25% due 07/15/2013	3,440,000	3,354,000

		5,660,500

Crude Petroleum & Natural Gas - 3.17%
AmeriGas Partners LP
7.125% due 05/20/2016	2,110,000	1,954,387
7.25% due 05/20/2015	800,000	752,000
Calfrac Holdings LP
7.75% due 02/15/2015 (f)	2,925,000	2,340,000
Chesapeake Energy Corp.
6.375% due 06/15/2015	200,000	171,500
6.625% due 01/15/2016	1,000,000	857,500
6.875% due 01/15/2016	600,000	517,500
6.875% due 11/15/2020	300,000	237,000
7.25% due 12/15/2018	500,000	417,500
7.50% due 09/15/2013	900,000	841,500
7.50% due 06/15/2014	1,355,000	1,253,375
9.50% due 02/15/2015	500,000	493,750
Forest Oil Corp.
7.25% due 06/15/2019	1,875,000	1,612,500

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Forest Oil Corp. (continued)
8.50% due 02/15/2014 (f)	$250,000	$241,250
Hilcorp Energy I LP
7.75% due 11/01/2015 (f)	1,330,000	1,143,800
Hilcorp Energy I LP/Hilcorp Finance Company
9.00% due 06/01/2016 (f)	3,625,000	3,190,000
SandRidge Energy, Inc.
8.00% due 06/01/2018 (f)	1,000,000	845,000
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015	2,000,000	1,705,000

		18,573,562

Drugs & Health Care - 0.12%
Omnicare, Inc.
6.125% due 06/01/2013	750,000	680,625
Educational Services - 0.23%
Education Management Corp.
8.75% due 06/01/2014	1,375,000	1,340,625
Electrical Utilities - 1.25%
Calpine Construction Finance Company LP
8.00% due 06/01/2016 (f)	2,700,000	2,568,375
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (f)	4,975,000	4,776,000

		7,344,375

Electronics - 0.36%
L-3 Communications Corp.
5.875% due 01/15/2015	2,400,000	2,136,000
Energy - 1.69%
NRG Energy, Inc.
7.25% due 02/01/2014	550,000	526,625
7.375% due 02/01/2016	4,148,000	3,904,305
7.375% due 01/15/2017	5,800,000	5,452,000

		9,882,930

Financial Services - 6.73%
CIT Group, Inc.
5.40% due 01/30/2016	1,275,000	839,775
5.65% due 02/13/2017	2,453,000	1,622,628
5.80% due 10/01/2036	750,000	439,815
6.00% due 04/01/2036	4,849,000	2,685,963
7.625% due 11/30/2012	1,300,000	1,024,262
12.00% due 12/18/2018 (f)	2,057,000	1,129,458
Citigroup, Inc.
5.875% due 02/22/2033	6,225,000	4,546,391
6.00% due 10/31/2033	1,300,000	960,306
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (f)	1,750,000	1,728,666
Ford Motor Credit Company LLC
7.00% due 10/01/2013	1,580,000	1,274,995
7.25% due 10/25/2011	90,000	77,667
7.375% due 10/28/2009	6,650,000	6,485,984
8.00% due 12/15/2016	5,550,000	4,456,883
GMAC LLC
6.00% due 12/15/2011 (f)	2,130,000	1,853,100
6.875% due 09/15/2011 (f)	1,266,000	1,133,070
Lehman Brothers Holdings, Inc.
7.875% due 08/15/2010 ^	3,425,000	505,188

The accompanying notes are an integral part of the financial statements.
298

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
NSG Holdings, Inc.
7.75% due 12/15/2025 (f)	$2,125,000	$1,710,625
Nuveen Investments, Inc.
10.50% due 11/15/2015 (f)	12,290,000	6,575,150
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	1,000,000	360,000

		39,409,926
Food & Beverages - 0.51%
Del Monte Corp.
8.625% due 12/15/2012	3,000,000	3,015,000
Funeral Services - 1.28%
Service Corp. International
6.75% due 04/01/2016	500,000	460,000
7.00% due 06/15/2017	2,300,000	2,098,750
7.50% due 04/01/2027	3,688,000	2,931,960
7.625% due 10/01/2018	1,300,000	1,202,500
7.875% due 02/01/2013	850,000	811,750

		7,504,960
Gas & Pipeline Utilities - 3.95%
El Paso Corp, Series GMTN
8.05% due 10/15/2030	700,000	568,288
El Paso Corp.
6.875% due 06/15/2014	500,000	473,531
6.95% due 06/01/2028	1,325,000	963,841
7.00% due 06/15/2017	2,750,000	2,575,763
7.25% due 06/01/2018	2,500,000	2,302,657
7.75% due 01/15/2032	5,289,000	4,196,991
8.25% due 02/15/2016	525,000	521,063
Kinder Morgan Energy Partners LP
9.00% due 02/01/2019	1,250,000	1,409,719
Sabine Pass LNG LP
7.50% due 11/30/2016	10,920,000	8,845,200
7.50% due 11/30/2016 (f)	1,563,000	1,266,030

		23,123,083
Healthcare Products - 1.50%
Biomet, Inc.
11.625% due 10/15/2017	5,140,000	5,062,900
The Cooper Companies, Inc.
7.125% due 02/15/2015	3,916,000	3,749,570

		8,812,470
Healthcare Services - 0.63%
Centene Corp.
7.25% due 04/01/2014	2,625,000	2,434,688
DaVita, Inc.
6.625% due 03/15/2013	350,000	328,125
Healthsouth Corp.
10.75% due 06/15/2016	925,000	943,500

		3,706,313

Hotels & Restaurants - 0.86%
O'Charleys, Inc.
9.00% due 11/01/2013	5,925,000	5,051,063
Household Appliances - 0.55%
ALH Finance LLC
8.50% due 01/15/2013	3,650,000	3,230,250

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial Machinery - 0.83%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	$3,050,000	$2,950,875
H&E Equipment Services, Inc.
8.375% due 07/15/2016	2,425,000	1,903,625

		4,854,500

Insurance - 0.82%
HUB International Holdings, Inc.
10.25% due 06/15/2015 (f)	3,900,000	2,418,000
USI Holdings Corp.
9.75% due 05/15/2015 (f)	4,400,000	2,409,000

		4,827,000

Leisure Time - 3.53%
AMC Entertainment, Inc.
8.75% due 06/01/2019 (f)	4,525,000	4,394,906
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	4,507,000	4,642,210
Ameristar Casinos, Inc.
9.25% due 06/01/2014 (f)	800,000	800,000
Chukchansi Economic Development Authority
4.9125% due 11/15/2012 (b)(f)	875,000	533,750
8.00% due 11/15/2013 (f)	2,192,000	1,380,960
Cinemark, Inc.
9.75 due 03/15/2014	3,450,000	3,501,750
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	310,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	2,000,000	1,940,000
River Rock Entertainment Authority
9.75% due 11/01/2011	4,085,000	2,982,050
Speedway Motorsports, Inc.
8.75% due 06/01/2016 (f)	200,000	201,000

		20,686,626

Medical-Hospitals - 4.61%
Community Health Systems, Inc.
8.875% due 07/15/2015	6,135,000	6,065,981
HCA, Inc.
7.875% due 02/01/2011	885,000	862,875
8.50% due 04/15/2019 (f)	1,000,000	977,500
9.125% due 11/15/2014	600,000	589,500
9.25% due 11/15/2016	5,100,000	5,010,750
HCA, Inc., PIK
9.625% due 11/15/2016	1,709,000	1,636,368
Health Management Associates, Inc.
6.125% due 04/15/2016	1,100,000	935,000
Multiplan, Inc.
10.375% due 04/15/2016 (f)	2,700,000	2,538,000
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	2,967,000	2,926,204
Tenet Healthcare Corp.
6.875% due 11/15/2031	657,000	412,267
9.00% due 05/01/2015 (f)	1,350,000	1,377,000
10.00% due 05/01/2018 (f)	1,850,000	1,933,250
United Surgical Partners International, Inc.
8.875% due 05/01/2017	2,050,000	1,747,625

		27,012,320

The accompanying notes are an integral part of the financial statements.
299

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining - 1.65%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	$1,450,000	$1,450,000
8.375% due 04/01/2017	8,275,000	8,212,938

		9,662,938

Oil & Gas Drilling - 0.00%
National Oilwell Varco, Inc., Series B
6.125% due 08/15/2015	23,000	19,835
Paper - 0.25%
AbitibiBowater, Inc.
9.375% due 12/15/2021 ^	675,000	108,000
Bowater Canada Finance Corp.
7.95% due 11/15/2011 ^	23,000	4,542
Georgia-Pacific Corp.
7.125% due 01/15/2017 (f)	705,000	662,700
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	663,375

		1,438,617

Petroleum Services - 0.89%
Key Energy Services, Inc.
8.375% due 12/01/2014	3,250,000	2,860,000
Swift Energy Company
7.125% due 06/01/2017	3,750,000	2,343,750

		5,203,750

Pharmaceuticals - 0.29%
Omnicare, Inc.
6.875% due 12/15/2015	1,895,000	1,705,500
Publishing - 0.80%
Nielsen Finance LLC
zero coupon, Step up to 12.50% on
08/01/2011 due 08/01/2016	5,625,000	3,600,000
10.00% due 08/01/2014	725,000	690,563
11.50% due 05/01/2016 (f)	400,000	380,000

		4,670,563

Real Estate - 0.08%
Ventas Realty LP, Series 1
6.50% due 06/01/2016	500,000	455,000
Retail - 0.14%
Suburban Propane Partners LP
6.875% due 12/15/2013	850,000	799,000
Sanitary Services - 0.58%
Allied Waste North America, Inc.
6.50% due 11/15/2010	800,000	812,000
6.875% due 06/01/2017	750,000	723,750
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	300,000	301,500
7.125% due 05/15/2016	1,600,000	1,564,000

		3,401,250

Software - 0.24%
Open Solutions, Inc.
9.75% due 02/01/2015 (f)	5,320,000	1,383,200
Telecommunications Equipment &
Services - 2.12%
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.75% due 05/01/2017 (f)	4,600,000	4,531,000

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Intelsat Corp.
9.25% due 08/15/2014 (f)	$2,800,000	$2,702,000
9.25% due 06/15/2016 (f)	1,600,000	1,536,000
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	3,025,000	3,032,563
United States West Communications, Inc.
6.875% due 09/15/2033	850,000	595,000

		12,396,563

Telephone - 5.69%
Alltel Corp.
7.875% due 07/01/2032	2,950,000	3,161,102
Qwest Capital Funding, Inc.
7.00% due 08/03/2009	1,400,000	1,400,000
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	3,450,000	3,174,000
Qwest Corp.
4.57% due 06/15/2013 (b)	1,700,000	1,525,750
6.50% due 06/01/2017	1,250,000	1,109,375
7.50% due 06/15/2023	1,000,000	795,000
7.50% due 10/01/2014	500,000	477,500
7.625% due 06/15/2015	300,000	287,250
7.875% due 09/01/2011	2,400,000	2,391,000
8.875% due 03/15/2012	2,300,000	2,317,250
Sprint Capital Corp.
6.875% due 11/15/2028	2,100,000	1,470,000
8.75% due 03/15/2032	17,475,000	13,805,250
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,450,000	1,428,250

		33,341,727

Tires & Rubber - 0.52%
American Tire Distributors Holdings, Inc.
7.458% due 04/01/2012 (b)	450,000	288,000
10.75% due 04/01/2013	1,475,000	1,106,250
Goodyear Tire & Rubber Company
6.318% due 12/01/2009 (b)	400,000	398,000
7.857% due 08/15/2011	1,275,000	1,239,937

		3,032,187

Tobacco - 0.59%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	254,232
7.625% due 06/01/2016	3,260,000	3,199,974

		3,454,206

Transportation - 1.18%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	3,225,000	2,886,375
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	3,745,000	2,658,950
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,750,000	1,373,750

		6,919,075

TOTAL CORPORATE BONDS (Cost $470,161,469)		$430,346,651

The accompanying notes are an integral part of the financial statements.
300

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.22%
Electrical Equipment - 0.22%
WESCO International, Inc.
1.75% due 11/15/2026	$1,600,000	$1,314,000

TOTAL CONVERTIBLE BONDS (Cost $1,042,211)		$1,314,000

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.14%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (f)	1,250,000	818,425

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,249,977)		$818,425

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.03%
Financial Services - 0.03%
Wimar Landco LLC, Tranche B
4.500% due 09/03/2008	750,000	150,000

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $750,000)		$150,000

PREFERRED STOCKS - 0.05%
Financial Services - 0.05%
Preferred Blocker, Inc., 7.00% (f)	719	303,261

TOTAL PREFERRED STOCKS (Cost $143,800)		$303,261

TERM LOANS - 19.27%
Advertising - 0.07%
Getty Images, Inc.
6.250% due 07/02/2015 (b)	444,375	429,933
Agriculture - 0.04%
Bolthouse, Term Loan B
2.625% due 06/30/2012 (b)	236,650	217,521
Apparel & Textiles - 0.06%
Iconix Brand Group, Inc.
3.470% due 11/07/2013 (b)	425,095	378,334
Auto Parts - 1.03%
Allison Transmission, Inc., Tranche B
3.147% due 08/07/2014 (b)	2,350,000	1,812,438
Federal Mogul Corp., Tranche B
2.344% due 12/27/2014 (b)	2,849,596	1,754,875
Federal Mogul Corp., Tranche C
2.270% due 12/27/2015 (b)	2,763,535	1,701,876
Pep Boys - Manny, Moe & Jack
3.260% due 01/31/2013 (b)	236,376	198,555
Tire Rack Holdings, Inc.
2.070% due 06/24/2012 (b)	645,920	570,563

		6,038,307

Automobiles - 2.12%
Ford Motor Company, Tranche B
3.613% due 11/29/2013 (b)	6,585,123	4,661,036
General Motors Corp.
0.00% due 11/29/2013 (k)	2,200,000	2,112,000
General Motors Corp., Tranche B
8.000% due 11/17/2013 (b)	6,008,519	5,627,981

		12,401,017

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Broadcasting - 0.19%
Barrington Broadcasting Company
5.174% due 08/11/2013 (b)	$1,230,060	$517,650
Citadel Broadcasting Corp.
2.953% due 06/12/2014 (b)	1,250,000	570,834

		1,088,484

Business Services - 0.47%
Acosta, Inc.
2.570% due 07/28/2013 (b)	767,305	690,575
Affinity Group
0.00% due 06/30/2012 (k)	300,000	225,000
Coinmach Laundry Corp.
3.759% due 12/19/2012 (b)	989,975	732,581
Reynolds & Reynolds Company, Inc.
2.319% due 10/24/2012 (b)	155,452	112,508
SunGard Data Systems, Inc., Tranche B1
2.477% due 01/31/2013 (b)	1,092,447	990,576

		2,751,240

Cable & Television - 0.77%
Charter Communications Operating LLC, Tranche 3
6.750% due 03/01/2014 (b)	750,000	541,688
Charter Communications Operating LLC, Tranche
B1
6.250% due 03/06/2014 (b)	740,625	627,680
Gray Television, Inc.
3.920% due 12/31/2014 (b)	4,915,970	2,639,261
Local TV Finance LLC
2.320% due 05/07/2013 (b)	1,432,151	701,754

		4,510,383

Cellular Communications - 0.25%
Crown Castle International Corp.
1.819% due 03/05/2014 (b)	1,596,806	1,460,411
Chemicals - 0.71%
Celanese Holdings LLC, Letter of Credit
2.942% due 04/02/2014 (b)	1,066,616	939,956
Celanese Holdings LLC, Tranche B
0.411% due 04/02/2014 (b)	166,667	150,720
Huntsman International LLC
2.069% due 04/19/2014 (b)	3,652,034	3,098,524

		4,189,200

Computer Services - 0.05%
Affiliated Computer Services, Inc.
2.313% due 03/29/2013 (b)	335,886	313,074
Containers & Glass - 0.12%
Graham Packaging Company
2.679% due 10/07/2011 (b)	750,000	705,268
Crude Petroleum & Natural Gas - 0.40%
Coffeyville Resources, Inc., Letter of Credit
8.750% due 12/28/2010 (b)	836,781	741,946
Coffeyville Resources, Inc., Tranche D
8.750% due 12/28/2013 (b)	1,802,499	1,604,224

		2,346,170

Educational Services - 0.11%
Education Management Corp., Tranche C
3.000% due 05/29/2011 (b)	693,773	620,926

The accompanying notes are an integral part of the financial statements.
301

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Electrical Utilities - 1.62%
Calpine Corp.
4.095% due 03/29/2014 (b)	$4,036,232	$3,483,143
Calpine Corp., Tranche B
4.095% due 03/29/2009 (b)	1,263	1,090
NSG Holdings
2.820% due 06/15/2014 (b)	152,160	136,183
NSG Holdings, Letter of Credit
2.820% due 06/15/2014 (b)	24,169	21,631
Texas Competitive Electric Holdings Company LLC
3.881% due 10/10/2014 (b)	8,556,241	5,848,191

		9,490,238

Energy - 1.00%
Covanta Energy Corp., Letter of Credit
2.592% due 02/02/2014 (b)	678,795	625,849
Covanta Energy Corp., Tranche B
1.875% due 02/02/2014 (b)	1,351,227	1,245,831
Longview Power LLC, Letter of Credit
3.500% due 02/28/2013 (b)	166,667	118,333
Longview Power LLC, Tranche B
3.625% due 02/28/2014 (b)	500,000	355,000
Longview Power LLC, Tranche Delayed Draw
3.625% due 02/28/2014 (b)	583,333	414,167
NRG Energy, Inc.
2.970% due 02/01/2013 (b)	1,371,188	1,268,207
NRG Energy, Inc., Tranche L
2.820% due 02/01/2013 (b)	732,624	677,601
Tenaska Power, 1st Lien Term Loan
2.319% due 12/15/2013 (b)	844,573	778,817
Tenaska Power, Term Loan
1.359% due 12/15/2011 (b)	90,298	83,268
3.459% due 12/15/2013 (b)	288,051	268,968

		5,836,041

Financial Services - 1.48%
BNY ConvergEx Group, Tranche 1
3.320% due 08/17/2013 (b)	1,250,000	1,131,250
Emdeon Business Services LLC, Tranche 1B
2.847% due 11/16/2013 (b)	458,286	427,352
Emdeon Business Services LLC, Tranche 2
5.849% due 05/16/2014 (b)	1,000,000	825,000
Linsco/Private Ledger Corp., Tranche B
2.615% due 06/27/2013 (b)	2,345,193	2,020,776
TD Ameritrade Holding Corp.
1.840% due 12/31/2012 (b)	1,000,000	946,563
TPF Generation Holdings LLC, Tranche 2
4.569% due 12/15/2014 (b)	2,050,000	1,633,168
VNU Nielsen Financial LLC, Tranche B
2.382% due 08/09/2013 (b)	1,888,607	1,672,597

		8,656,706

Food & Beverages - 0.56%
Dole Foods Company, Tranche B
7.965% due 04/12/2013 (b)	621,150	616,297
Dole Foods Company, Tranche C
7.974% due 04/12/2013 (b)	2,314,460	2,296,380
Dole Foods, Letter of Credit
7.979% due 04/12/2013 (b)	354,415	351,646

		3,264,323

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Gas & Pipeline Utilities - 0.52%
Dynegy Holdings, Inc.
1.820% due 04/02/2013 (b)	$1,989,517	$1,785,592
Dynegy Holdings, Inc., Tranche B
1.820% due 03/31/2013 (b)	59,988	53,839
Energy Transfer Equity
2.706% due 11/01/2012 (b)	1,250,000	1,182,291

		3,021,722

Healthcare Products - 0.11%
AGA Medical Corp., Tranche B
2.695% due 04/28/2013 (b)	800,000	668,000
Healthcare Services - 0.38%
Carestream Health, Inc., Tranche B
2.319% due 04/30/2013 (b)	646,077	554,011
Healthsouth Corp., Tranche B
2.849% due 03/10/2013 (b)	817,590	750,820
Rural/Metro Operating Company, LLC
3.901% due 03/04/2011 (b)	165,778	157,489
3.960% due 03/04/2011 (b)	113,039	107,387
Sun Healthcare Group, Inc.
3.175% due 04/12/2014 (b)	594,672	522,320
Sun Healthcare Group, Inc., Letter of Credit
3.220% due 04/12/2014 (b)	124,251	109,134

		2,201,161

Insurance - 0.32%
AmWINS Group, Inc.
3.438% due 06/07/2013 (b)	2,242,510	1,351,112
6.790% due 06/07/2014 (b)	1,950,000	546,000

		1,897,112

Internet Service Provider - 0.31%
Web Services
7.00% due 08/04/2014 (b)	2,039,750	1,815,377
Leisure Time - 2.16%
BLB Wembley Holdings, Inc.
4.750% due 06/30/2011 (b)	682,622	215,026
Bombardier Recreational Products, Inc., Tranche B
3.950% due 06/26/2013 (b)	594,937	309,367
CCM Merger, Inc.
8.500% due 07/21/2012 (b)	671,236	508,461
Greektown Casino LLC, Tranche B
5.000% due 12/03/2012 (b)	1,600,000	373,333
Greektown Holdings, LLC
5.000% due 03/23/2014 (b)	758,453	176,972
11.750% due 06/01/2009 (b)	3,137,655	3,043,525
Greenwood Racing
2.680% due 11/14/2011 (b)	972,395	875,156
HMSC
5.819% due 04/03/2014 (b)	550,000	141,167
HMSC, Tranche 1 Lien
2.569% due 04/03/2014 (b)	395,960	217,778
Live Nation Worldwide
4.136% due 12/21/2013 (b)	460,392	418,957
National Cinemedia LLC
3.080% due 02/13/2015 (b)	312,000	284,115
Penn National Gaming, Inc.
2.115% due 05/26/2012 (b)	4,009,722	3,770,570

The accompanying notes are an integral part of the financial statements.
302

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Leisure Time (continued)
Regal Cinemas Corp.
4.97% due 11/10/2010 (b)	$247,462	$237,021
Riviera Holding Corp.
4.250% due 06/08/2014 (b)	1,250,000	562,500
Yonkers Racing Corp.
10.500% due 08/12/2011 (b)	1,559,853	1,530,606

		12,664,554

Machinery-Electrical - 0.06%
Alliance Laundry Systems
3.613% due 01/27/2012 (b)	360,000	333,000
Machinery-General Indust - 0.06%
Rexnord Holdings, Inc.
9.68% due 02/21/2013 (b)	1,461,029	365,257
Medical-Hospitals - 0.87%
Community Health Systems, Inc., Tranche B
2.898% due 06/30/2014 (b)	2,716,388	2,410,177
Community Health Systems, Inc., Tranche Delayed
Draw
2.569% due 06/30/2014 (b)	138,578	122,957
HCA, Inc., Tranche B
3.470% due 11/01/2013 (b)	1,815,518	1,615,584
Health Management Associate, Inc.
2.970% due 02/28/2014 (b)	1,127,767	973,827

		5,122,545

Paper - 0.72%
Georgia-Pacific Corp., Tranche B
3.229% due 12/23/2012 (b)	2,387,398	2,212,223
Georgia-Pacific Corp., Tranche B2
2.653% due 12/22/2012 (b)	2,145,024	1,987,633

		4,199,856

Real Estate - 0.26%
Capital Automotive LP
2.170% due 12/16/2010 (b)	2,169,789	1,526,084
Retail - 0.28%
Toys R Us, Inc., Tranche B
3.418% due 12/01/2008 (b)	2,007,345	1,617,346
Software - 0.08%
Vertafore, Inc.
3.161% due 03/15/2012 (b)	498,728	458,830
Telecommunications Equipment &
Services - 0.87%
Intelsat Corp., Term Loan B2A
2.914% due 01/03/2014 (b)	165,850	151,101
Intelsat Corp., Term Loan B2B
2.914% due 01/03/2014 (b)	165,800	151,055
Intelsat Corp., Term Loan B2C
2.914% due 01/03/2014 (b)	165,800	151,055
Intelsat, Ltd., Tranche B
2.914% due 07/28/2011 (b)	3,010,782	2,815,081
Level 3 Communications, Inc.
3.164% due 03/01/2014 (b)	2,250,000	1,804,687

		5,072,979

Tires & Rubber - 0.56%
Goodyear Tire & Rubber Company, Tranche 2
2.070% due 04/30/2014 (b)	3,950,000	3,302,571

U. S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Transportation - 0.66%
Oshkosh Truck Corp., Tranche B
7.243% due 12/06/2013 (b)	$635,481	$544,130
Rail America CND, Term Loan B
5.200% due 08/14/2009 (b)	212,800	203,224
Rail America US, Term Loan B
5.200% due 08/14/2009 (b)	3,287,200	3,139,276

		3,886,630

TOTAL TERM LOANS (Cost $124,952,207)		$112,850,600

REPURCHASE AGREEMENTS - 7.98%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$46,737,273 on 06/01/2009,
collateralized by $47,516,000
Federal Home Loan Bank, 0.875%
due 03/30/2010 (valued at
$47,694,185, including interest)	$46,737,000	$46,737,000

TOTAL REPURCHASE AGREEMENTS
(Cost $46,737,000)		$46,737,000

Total Investments (U.S. High Yield Bond Fund)
(Cost $645,036,664) - 101.18%		$592,519,937
Other assets and liabilities, net - (1.18)%		(6,935,819)

TOTAL NET ASSETS - 100.00%		$585,584,118

U. S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.46%
Aerospace - 0.85%
General Dynamics Corp.	49,100	$2,793,790
Lockheed Martin Corp.	2,460	205,730
Rockwell Collins, Inc.	1,700	72,114
United Technologies Corp.	50,600	2,662,066

		5,733,700
Air Travel - 0.01%
Southwest Airlines Company	14,100	95,034
Apparel & Textiles - 0.35%
Coach, Inc. *	80,400	2,112,108
Polo Ralph Lauren Corp., Class A	4,000	215,280

		2,327,388
Auto Parts - 0.27%
AutoZone, Inc. *	7,830	1,191,335
Genuine Parts Company	3,400	113,832
Johnson Controls, Inc.	13,700	273,041
O'Reilly Automotive, Inc. *	5,900	212,695

		1,790,903
Auto Services - 0.02%
Copart, Inc. *	3,600	110,484
Automobiles - 0.11%
Ford Motor Company *	98,700	567,525

The accompanying notes are an integral part of the financial statements.
303

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
PACCAR, Inc.	5,100	$152,235

		719,760
Banking - 0.32%
BB&T Corp.	35,500	795,910
City National Corp.	1,200	43,884
Comerica, Inc.	8,500	184,280
First Horizon National Corp.	5,000	60,700
Hudson City Bancorp, Inc.	24,900	319,467
KeyCorp	4,400	22,000
PNC Financial Services Group, Inc.	4,400	200,420
U.S. Bancorp	28,700	551,040

		2,177,701
Biotechnology - 3.20%
Amgen, Inc. *	396,000	19,776,240
Biogen Idec, Inc. *	15,600	807,924
Cephalon, Inc. * (a)	3,500	204,085
Genzyme Corp. *	5,400	319,356
Illumina, Inc. *	4,200	154,182
Myriad Genetics, Inc. *	6,600	238,656

		21,500,443
Building Materials & Construction - 0.01%
Masco Corp.	7,300	75,628
Business Services - 0.40%
Affiliated Computer Services, Inc., Class A *	4,200	188,748
Alliance Data Systems Corp. * (a)	4,300	174,150
Automatic Data Processing, Inc.	11,900	452,319
Dun & Bradstreet Corp.	600	49,074
FactSet Research Systems, Inc. (a)	1,100	58,190
Fiserv, Inc. *	5,900	249,924
Global Payments, Inc.	16,300	586,148
H & R Block, Inc.	23,600	344,560
Manpower, Inc.	1,900	80,769
Moody's Corp.	12,600	345,114
URS Corp. *	2,700	129,816

		2,658,812
Cable & Television - 0.40%
Cablevision Systems Corp., Class A	7,100	135,113
Comcast Corp., Class A	131,200	1,806,624
DIRECTV Group, Inc. * (a)	15,300	344,250
Time Warner Cable, Inc. *	7,912	243,610
Time Warner, Inc.	6,700	156,914

		2,686,511
Cellular Communications - 0.03%
MetroPCS Communications, Inc. *	6,200	106,206
NII Holdings, Inc. *	3,500	71,610

		177,816
Chemicals - 0.08%
Dow Chemical Company	18,600	328,848
FMC Corp.	2,400	130,440
The Scotts Company, Class A	3,100	106,330

		565,618
Colleges & Universities - 0.01%
Career Education Corp. *	2,300	46,184

U. S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computer Services - 0.03%
NetApp, Inc. *	10,700	$208,650
Computers & Business Equipment - 4.85%
Apple, Inc. *	2,740	372,119
Cisco Systems, Inc. *	1,028,400	19,025,400
Cognizant Technology Solutions Corp.,
Class A *	5,000	125,950
Dell, Inc. *	115,900	1,342,122
EMC Corp. *	22,600	265,550
Hewlett-Packard Company	32,000	1,099,200
International Business Machines Corp.	94,010	9,991,383
SanDisk Corp. *	5,600	87,696
Western Digital Corp. *	10,500	260,925

		32,570,345
Construction Materials - 0.11%
The Sherwin-Williams Company	11,900	628,320
Vulcan Materials Company	3,200	141,728

		770,048
Containers & Glass - 0.03%
Pactiv Corp. *	8,000	179,200
Cosmetics & Toiletries - 4.48%
Avon Products, Inc.	38,400	1,019,904
Colgate-Palmolive Company	112,900	7,445,755
Estee Lauder Companies, Inc., Class A	24,500	810,460
Kimberly-Clark Corp.	72,900	3,782,781
Procter & Gamble Company	328,200	17,046,708

		30,105,608
Crude Petroleum & Natural Gas - 0.69%
Apache Corp.	4,370	368,216
Cabot Oil & Gas Corp.	6,900	242,397
Chesapeake Energy Corp.	16,000	362,560
Cimarex Energy Company	6,100	198,982
EOG Resources, Inc.	5,290	387,175
EXCO Resources, Inc. *	9,100	140,049
Noble Energy, Inc.	4,600	273,608
Occidental Petroleum Corp.	17,600	1,181,136
Patterson-UTI Energy, Inc.	11,400	163,476
Pioneer Natural Resources Company	8,600	241,832
Plains Exploration & Production Company *	7,100	200,788
Southwestern Energy Company *	11,200	486,864
Sunoco, Inc.	5,800	176,494
XTO Energy, Inc.	4,400	188,188

		4,611,765
Domestic Oil - 0.01%
Frontier Oil Corp.	3,600	62,892
Drugs & Health Care - 1.87%
Wyeth	279,800	12,551,828
Educational Services - 0.65%
Apollo Group, Inc., Class A *	49,000	2,895,900
ITT Educational Services, Inc. *	15,400	1,413,566
Strayer Education, Inc. (a)	410	75,551

		4,385,017
Electrical Equipment - 0.01%
FLIR Systems, Inc. *	3,300	74,118

The accompanying notes are an integral part of the financial statements.
304

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities - 0.26%
Consolidated Edison, Inc.	9,600	$340,416
FirstEnergy Corp.	7,400	279,646
PG&E Corp.	17,800	653,438
Southern Company	12,700	360,807
Teco Energy, Inc.	8,600	96,492

		1,730,799
Electronics - 0.12%
Amphenol Corp., Class A	3,300	110,187
Arrow Electronics, Inc. *	5,600	135,464
Avnet, Inc. *	7,100	163,371
L-3 Communications Holdings, Inc.	5,200	382,252

		791,274
Energy - 0.02%
Progress Energy, Inc.	2,900	102,979
Financial Services - 0.99%
Capital One Financial Corp.	4,100	100,204
Citigroup, Inc. (a)	100,700	374,604
Fidelity National Financial, Inc., Class A	5,100	71,094
Goldman Sachs Group, Inc.	5,590	808,146
JPMorgan Chase & Company	10,900	402,210
Morgan Stanley	18,100	548,792
People's United Financial, Inc.	9,100	143,780
SEI Investments Company	13,600	209,848
T. Rowe Price Group, Inc.	4,700	190,679
Visa, Inc.	2,700	182,817
Wells Fargo & Company	120,600	3,075,300
Western Union Company	31,200	550,056

		6,657,530
Food & Beverages - 7.29%
Campbell Soup Company	24,100	668,052
Dean Foods Company *	3,000	56,400
General Mills, Inc.	59,100	3,024,738
H.J. Heinz Company	20,900	764,522
Hansen Natural Corp. *	2,800	102,704
Hershey Company	23,700	834,714
J.M. Smucker Company	2,400	96,624
Kellogg Company	32,600	1,409,950
Kraft Foods, Inc., Class A	50,376	1,315,317
McCormick & Company, Inc.	3,000	91,560
PepsiCo, Inc.	322,500	16,786,125
Ralcorp Holdings, Inc. *	1,800	103,086
Sysco Corp.	8,500	203,660
The Coca-Cola Company	474,000	23,301,840
Tyson Foods, Inc., Class A	17,100	227,772

		48,987,064
Furniture & Fixtures - 0.03%
Leggett & Platt, Inc.	12,400	182,032
Gas & Pipeline Utilities - 0.03%
Spectra Energy Corp.	12,100	194,205
Healthcare Products - 6.40%
Baxter International, Inc.	10,900	557,971
Boston Scientific Corp. *	12,900	121,260
C.R. Bard, Inc.	2,400	171,576

U. S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Covidien, Ltd.	5,200	$185,744
Edwards Lifesciences Corp. *	2,000	127,680
Gen-Probe, Inc. *	1,300	55,419
Johnson & Johnson	590,200	32,555,432
Medtronic, Inc.	159,500	5,478,825
Stryker Corp.	10,300	395,932
Varian Medical Systems, Inc. *	5,300	189,528
Zimmer Holdings, Inc. *	72,000	3,207,600

		43,046,967
Healthcare Services - 3.74%
Cardinal Health, Inc.	27,300	975,975
Cerner Corp. *	1,100	64,119
Covance, Inc. *	2,600	109,252
Coventry Health Care, Inc. *	27,200	490,960
DaVita, Inc. *	2,200	99,242
Express Scripts, Inc. *	17,000	1,088,850
McKesson Corp.	35,600	1,464,940
Medco Health Solutions, Inc. *	3,600	165,204
Omnicare, Inc.	8,300	224,349
Quest Diagnostics, Inc.	9,000	469,980
UnitedHealth Group, Inc.	557,800	14,837,480
WellPoint, Inc. *	110,400	5,141,328

		25,131,679
Holdings Companies/Conglomerates - 0.02%
Textron, Inc.	9,800	112,700
Homebuilders - 0.02%
NVR, Inc. *	247	122,240
Hotels & Restaurants - 0.79%
McDonald's Corp.	87,300	5,149,827
Starbucks Corp. *	9,600	138,144

		5,287,971
Household Products - 0.21%
Church & Dwight, Inc.	2,400	120,648
Clorox Company	19,900	1,043,556
Energizer Holdings, Inc. *	4,400	229,944

		1,394,148
Industrial Machinery - 0.06%
Parker-Hannifin Corp.	7,500	316,950
W.W. Grainger, Inc.	1,400	110,362

		427,312
Industrials - 0.31%
Fastenal Company (a)	28,700	953,414
General Electric Company	86,400	1,164,672

		2,118,086
Insurance - 1.40%
AFLAC, Inc.	9,100	323,050
Allstate Corp.	48,300	1,242,759
Aon Corp.	2,500	90,000
Arthur J. Gallagher & Company	2,600	54,470
Assurant, Inc.	6,200	146,506
Brown & Brown, Inc.	8,800	169,664
Chubb Corp.	34,200	1,356,030
CNA Financial Corp.	4,000	58,040

The accompanying notes are an integral part of the financial statements.
305

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
First American Corp.	2,200	$50,204
Hartford Financial Services Group, Inc.	11,000	157,740
HCC Insurance Holdings, Inc.	2,400	59,256
Markel Corp. *	640	182,400
Marsh & McLennan Companies, Inc.	42,300	800,316
MetLife, Inc.	16,700	526,050
Old Republic International Corp.	14,675	150,125
Progressive Corp. *	29,400	474,222
Prudential Financial, Inc.	1,800	71,838
The Travelers Companies, Inc.	64,300	2,614,438
Torchmark Corp.	9,800	393,568
Transatlantic Holdings, Inc.	2,200	85,162
Unum Group	12,100	207,031
W.R. Berkley Corp.	10,400	225,576

		9,438,445
International Oil - 10.60%
Anadarko Petroleum Corp.	4,200	200,676
Chevron Corp.	392,600	26,174,642
ConocoPhillips	122,500	5,615,400
Exxon Mobil Corp.	560,600	38,877,610
Nabors Industries, Ltd. *	21,300	380,844

		71,249,172
Internet Content - 1.58%
Google, Inc., Class A *	25,430	10,610,159
Internet Retail - 0.49%
Amazon.com, Inc. *	8,700	678,513
eBay, Inc. *	143,100	2,521,422
Netflix, Inc. * (a)	2,600	102,492

		3,302,427
Internet Software - 0.12%
McAfee, Inc. *	7,700	302,071
Symantec Corp. *	34,000	530,060

		832,131
Leisure Time - 0.01%
Penn National Gaming, Inc. *	1,700	56,219
Liquor - 0.01%
Constellation Brands, Inc., Class A *	4,300	49,708
Manufacturing - 0.86%
3M Company	84,200	4,807,820
Danaher Corp.	4,100	247,435
Harley-Davidson, Inc. (a)	12,400	210,428
Tyco International, Ltd. *	19,150	528,732

		5,794,415
Metal & Metal Products - 0.01%
Reliance Steel & Aluminum Company	2,600	98,774
Mining - 0.01%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	1,300	70,759
Petroleum Services - 0.34%
Baker Hughes, Inc.	3,900	152,334
BJ Services Company	14,400	225,216
ENSCO International, Inc.	7,100	276,119

U. S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Halliburton Company	18,700	$428,791
Helmerich & Payne, Inc.	8,800	307,736
Valero Energy Corp.	39,500	883,615

		2,273,811
Pharmaceuticals - 12.13%
Abbott Laboratories	264,700	11,927,382
Allergan, Inc.	1,300	57,369
AmerisourceBergen Corp.	25,900	960,890
Bristol-Myers Squibb Company	202,100	4,025,832
Celgene Corp. *	9,800	413,952
Eli Lilly & Company	277,200	9,582,804
Endo Pharmaceutical Holdings, Inc. *	3,800	60,534
Forest Laboratories, Inc. *	113,300	2,684,077
Gilead Sciences, Inc. *	60,100	2,590,310
King Pharmaceuticals, Inc. *	12,000	113,520
Merck & Company, Inc.	304,800	8,406,384
Mylan, Inc. * (a)	8,500	112,285
Pfizer, Inc.	2,569,200	39,026,148
Schering-Plough Corp.	48,400	1,180,960
Vertex Pharmaceuticals, Inc. *	9,700	289,157
Watson Pharmaceuticals, Inc. *	3,900	117,975

		81,549,579
Publishing - 0.02%
McGraw-Hill Companies, Inc.	4,400	132,396
Railroads & Equipment - 0.66%
Burlington Northern Santa Fe Corp.	18,650	1,351,006
CSX Corp.	22,700	720,952
Kansas City Southern *	5,200	85,748
Norfolk Southern Corp.	27,400	1,019,280
Union Pacific Corp.	25,800	1,271,166

		4,448,152
Retail Grocery - 0.12%
SUPERVALU, Inc.	9,190	152,554
The Kroger Company	28,700	654,360

		806,914
Retail Trade - 9.42%
Abercrombie & Fitch Company, Class A (a)	8,200	246,902
Advance Auto Parts, Inc.	6,400	272,576
American Eagle Outfitters, Inc.	5,400	79,974
Bed Bath & Beyond, Inc. *	37,600	1,056,936
Best Buy Company, Inc.	13,900	487,890
Dollar Tree, Inc. *	12,000	537,240
Family Dollar Stores, Inc.	15,400	466,158
Home Depot, Inc.	289,800	6,711,768
J.C. Penney Company, Inc.	2,600	67,834
Kohl's Corp. *	28,800	1,223,136
Limited Brands, Inc.	11,500	143,865
Lowe's Companies, Inc.	124,700	2,370,547
PetSmart, Inc.	5,900	120,124
Ross Stores, Inc.	12,300	481,668
Sears Holdings Corp. * (a)	1,300	73,905
Staples, Inc.	35,200	719,840
Target Corp.	30,600	1,202,580
TJX Companies, Inc.	12,400	365,924

The accompanying notes are an integral part of the financial statements.
306

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Urban Outfitters, Inc. *	14,000	$285,880
Walgreen Company	313,900	9,351,081
Wal-Mart Stores, Inc.	744,800	37,046,352

		63,312,180
Sanitary Services - 0.07%
Aqua America, Inc.	6,500	107,185
Waste Management, Inc.	12,900	355,911

		463,096
Semiconductors - 0.14%
Altera Corp.	11,900	202,538
Broadcom Corp., Class A *	5,400	137,592
Linear Technology Corp. (a)	4,900	114,709
LSI Logic Corp. *	19,900	88,953
National Semiconductor Corp.	9,100	126,308
Xilinx, Inc.	13,600	282,064

		952,164
Software - 9.47%
Adobe Systems, Inc. *	2,300	64,814
BMC Software, Inc. *	5,000	170,500
Citrix Systems, Inc. *	10,300	323,523
Intuit, Inc. *	6,500	176,930
Microsoft Corp.	1,592,900	33,275,681
Oracle Corp.	1,501,700	29,418,303
Red Hat, Inc. *	7,500	149,625
VMware, Inc. Class A *	2,200	68,288

		63,647,664
Steel - 0.08%
Nucor Corp.	9,700	425,927
Steel Dynamics, Inc.	8,800	131,472

		557,399
Telecommunications Equipment &
Services - 3.70%
DigitalGlobe, Inc. *	5,062	91,268
QUALCOMM, Inc.	568,900	24,798,351

		24,889,619
Telephone - 1.90%
AT&T, Inc.	245,705	6,091,027
CenturyTel, Inc.	7,800	240,630
Frontier Communications Corp.	6,300	45,864
Verizon Communications, Inc.	218,400	6,390,384

		12,767,905
Tobacco - 3.68%
Altria Group, Inc.	413,000	7,058,170
Lorillard, Inc.	3,400	232,322
Philip Morris International, Inc.	408,800	17,431,232

		24,721,724
Toys, Amusements & Sporting Goods - 0.03%
Hasbro, Inc.	8,400	213,444
Transportation - 0.14%
C.H. Robinson Worldwide, Inc.	18,900	960,498
Trucking & Freight - 0.39%
FedEx Corp.	3,900	216,177

U. S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
J.B. Hunt Transport Services, Inc.	4,600	$141,358
Ryder Systems, Inc.	3,200	90,176
United Parcel Service, Inc., Class B	42,100	2,152,994

		2,600,705

TOTAL COMMON STOCKS (Cost $694,418,379)		$648,271,898

SHORT TERM INVESTMENTS - 0.33%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$224,258	$2,242,575

TOTAL SHORT TERM INVESTMENTS
(Cost $2,242,575)		$2,242,575

REPURCHASE AGREEMENTS - 5.72%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$38,454,224 on 06/01/2009,
collateralized by $36,070,000
Federal Home Loan Mortgage
Corp., 5.00% due 02/16/2017
(valued at $39,226,125, including
interest)	$38,454,000	$38,454,000

TOTAL REPURCHASE AGREEMENTS
(Cost $38,454,000)		$38,454,000

Total Investments (U.S. Multi Sector Fund)
(Cost $735,114,954) - 102.51%		$688,968,473
Other assets and liabilities, net - (2.51)%		(16,862,281)

TOTAL NET ASSETS - 100.00%		$672,106,192

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.84%
Aerospace - 3.60%
Goodrich Corp.	43,470	$2,110,034
Auto Parts - 4.57%
Autoliv, Inc.	80,300	2,230,734
O'Reilly Automotive, Inc. *	12,400	447,020

		2,677,754
Banking - 5.64%
BB&T Corp.	34,300	769,006
Comerica, Inc.	17,800	385,904
KeyCorp	52,900	264,500
Northern Trust Corp.	32,639	1,881,638

		3,301,048
Business Services - 6.40%
Perot Systems Corp., Class A *	187,910	2,566,851
Robert Half International, Inc.	55,300	1,182,867

		3,749,718
Chemicals - 4.28%
Valspar Corp.	109,580	2,503,903

The accompanying notes are an integral part of the financial statements.
307

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment - 2.28%
Diebold, Inc.	54,010	$1,335,127
Containers & Glass - 1.71%
Sonoco Products Company	41,200	1,003,632
Cosmetics & Toiletries - 1.91%
Estee Lauder Companies, Inc., Class A	33,810	1,118,435
Crude Petroleum & Natural Gas - 3.27%
EOG Resources, Inc.	9,800	717,262
Hess Corp.	17,980	1,197,288

		1,914,550
Electrical Utilities - 6.05%
American Electric Power Company, Inc.	67,130	1,768,204
Wisconsin Energy Corp.	44,970	1,774,516

		3,542,720
Electronics - 6.42%
Agilent Technologies, Inc. *	58,600	1,068,278
Flextronics International, Ltd. *	221,531	877,263
Zebra Technologies Corp., Class A *	83,230	1,816,911

		3,762,452
Energy - 0.36%
NRG Energy, Inc. *	9,400	211,500
Financial Services - 4.85%
Charles Schwab Corp.	31,300	550,880
Fidelity National Information Services, Inc.	72,000	1,386,720
Invesco, Ltd.	57,790	904,414

		2,842,014
Food & Beverages - 3.50%
ConAgra Foods, Inc.	78,430	1,458,014
Sysco Corp.	24,600	589,416

		2,047,430
Gas & Pipeline Utilities - 4.77%
El Paso Corp.	286,760	2,795,910
Healthcare Products - 3.84%
Beckman Coulter, Inc.	41,490	2,248,758
Healthcare Services - 6.03%
Brookdale Senior Living, Inc.	92,900	1,076,711
Healthsouth Corp. *	207,580	2,457,747

		3,534,458
Household Products - 2.85%
Newell Rubbermaid, Inc.	144,760	1,666,188
Insurance - 10.60%
ACE, Ltd.	39,065	1,718,469
Aspen Insurance Holdings, Ltd.	61,767	1,426,200
Marsh & McLennan Companies, Inc.	73,999	1,400,061
Willis Group Holdings, Ltd.	62,455	1,663,177

		6,207,907
Internet Retail - 1.07%
eBay, Inc. *	35,500	625,510
Manufacturing - 7.38%
Harley-Davidson, Inc. (a)	90,801	1,540,893
Pentair, Inc.	92,150	2,306,514

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Snap-on, Inc.	15,300	$476,595

		4,324,002
Office Furnishings & Supplies - 2.80%
Avery Dennison Corp.	59,600	1,642,576
Real Estate - 1.10%
Simon Property Group, Inc., REIT	5,700	304,779
Weingarten Realty Investors, REIT	21,300	338,244

		643,023
Software - 1.56%
Teradata Corp. *	42,300	913,680

TOTAL COMMON STOCKS (Cost $57,579,294)		$56,722,329

SHORT TERM INVESTMENTS - 45.84%
Federal Home Loan Bank Discount Notes
zero coupon due 06/01/2009	$26,000,000	$25,999,924
John Hancock Collateral Investment Trust,
0.7339% (c)(g)	84,951	849,507

TOTAL SHORT TERM INVESTMENTS
(Cost $26,849,431)		$26,849,431

Total Investments (Value Fund)
(Cost $84,428,725) - 142.68%		$83,571,760
Other assets and liabilities, net - (42.68)%		(24,998,030)

TOTAL NET ASSETS - 100.00%		$58,573,730

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.65%
Aerospace - 2.64%
Empresa Brasileira de Aeronautica SA, ADR * (a)	184,218	$3,533,301
United Technologies Corp.	164,738	8,666,866

		12,200,167
Air Travel - 1.30%
Copa Holdings SA, Class A	172,528	6,007,425
Auto Services - 0.41%
RSC Holdings, Inc. * (a)	318,156	1,915,299
Banking - 1.61%
PNC Financial Services Group, Inc.	163,366	7,441,321
Broadcasting - 0.30%
CBS Corp., Class B	189,516	1,398,628
Cellular Communications - 3.48%
America Movil SAB de CV, Series L, ADR	418,836	16,053,984
Chemicals - 4.05%
Celanese Corp., Series A	420,863	8,631,900
Lanxess AG	152,564	3,557,789
PPG Industries, Inc.	146,931	6,534,022

		18,723,711

The accompanying notes are an integral part of the financial statements.
308

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Coal - 5.80%
Alpha Natural Resources, Inc. *	320,401	$8,827,047
CONSOL Energy, Inc.	335,142	13,794,445
Foundation Coal Holdings, Inc.	142,680	4,187,658

		26,809,150
Commercial Services - 0.62%
AerCap Holdings NV *	449,396	2,876,134
Computers & Business Equipment - 2.90%
International Business Machines Corp.	125,974	13,388,517
Cosmetics & Toiletries - 1.76%
Avon Products, Inc.	305,554	8,115,514
Crude Petroleum & Natural Gas - 4.82%
Devon Energy Corp.	182,023	11,511,135
Noble Energy, Inc.	153,155	9,109,659
W&T Offshore, Inc. (a)	159,400	1,625,880

		22,246,674
Diversified Minerals - 1.35%
Vale SA	325,310	6,229,687
Electrical Utilities - 1.66%
Enel SpA	403,800	2,409,299
Entergy Corp.	70,350	5,249,517

		7,658,816
Energy - 0.16%
Rosetta Resources, Inc. * (f)	87,051	759,955
Financial Services - 8.19%
Apollo Investment Corp.	259,601	1,430,402
CIT Group, Inc. (a)	446,973	1,711,907
Goldman Sachs Group, Inc.	66,654	9,636,169
Invesco, Ltd.	485,957	7,605,227
JPMorgan Chase & Company	241,836	8,923,748
Morgan Stanley	280,882	8,516,342

		37,823,795
Food & Beverages - 1.14%
Dean Foods Company *	278,210	5,230,348
Vintage Wine Trust, Inc. (f)	88,261	25,596

		5,255,944
Gas & Pipeline Utilities - 0.83%
El Paso Corp.	394,373	3,845,137
Healthcare Products - 1.69%
Baxter International, Inc.	152,125	7,787,279
Household Appliances - 1.50%
Black & Decker Corp.	215,977	6,926,382
Household Products - 0.84%
Newell Rubbermaid, Inc.	338,823	3,899,853
Industrial Machinery - 1.76%
AGCO Corp. *	281,205	8,115,576
Industrials - 1.24%
Aecom Technology Corp. *	179,104	5,715,209
Insurance - 5.71%
ACE, Ltd.	286,291	12,593,941
Loews Corp.	177,203	4,793,341

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	234,982	$7,401,933
Tower Group, Inc.	66,472	1,588,016

		26,377,231
International Oil - 10.00%
Anadarko Petroleum Corp.	175,284	8,375,069
ConocoPhillips	217,902	9,988,628
Murphy Oil Corp.	87,992	5,192,408
Petroleo Brasileiro SA, ADR	513,738	22,619,884

		46,175,989
Manufacturing - 3.19%
Eaton Corp.	165,655	7,205,992
Tyco International, Ltd.	272,395	7,520,826

		14,726,818
Metal & Metal Products - 1.77%
Southern Copper Corp.	391,134	8,186,435
Mining - 2.50%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	159,153	8,662,698
Grupo Mexico SA	3,079,496	2,899,009

		11,561,707
Petroleum Services - 1.66%
PetroHawk Energy Corp. *	303,498	7,648,150
Pharmaceuticals - 3.40%
AmerisourceBergen Corp.	224,150	8,315,965
Bristol-Myers Squibb Company	371,269	7,395,678

		15,711,643
Railroads & Equipment - 3.04%
Union Pacific Corp.	284,707	14,027,514
Real Estate - 0.99%
DiamondRock Hospitality Company, REIT	381,185	2,477,703
Host Hotels & Resorts, Inc., REIT	225,480	2,115,002

		4,592,705
Retail Trade - 1.87%
TJX Companies, Inc.	292,833	8,641,502
Steel - 1.62%
Schnitzer Steel Industries, Inc.	137,379	7,492,651
Telecommunications Equipment &
Services - 2.85%
CommScope, Inc. *	251,277	6,593,508
Harris Stratex Networks, Inc., Class A *	43,957	209,673
Nokia Oyj, SADR	416,203	6,367,906

		13,171,087
Telephone - 3.52%
Harris Corp.	423,666	13,167,539
Windstream Corp.	369,734	3,109,463

		16,277,002
Tobacco - 4.22%
Lorillard, Inc.	284,983	19,472,888
Transport-Marine - 0.21%
General Maritime Corp.	102,550	982,429

The accompanying notes are an integral part of the financial statements.
309

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight - 1.05%
Ryder Systems, Inc.	172,356	$4,856,992

TOTAL COMMON STOCKS (Cost $462,388,064)		$451,096,900

PREFERRED STOCKS - 0.47%
Chemicals - 0.34%
Celanese Corp., 4.25%	56,623	1,584,878
Financial Services - 0.13%
Wells Fargo & Company, Series L, 7.50%	800	596,000

TOTAL PREFERRED STOCKS (Cost $1,712,174)		$2,180,878

SHORT TERM INVESTMENTS - 1.31%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$6,027,000	$6,027,000

TOTAL SHORT TERM INVESTMENTS
(Cost $6,027,000)		$6,027,000

REPURCHASE AGREEMENTS - 1.59%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$7,351,043 on 6/1/2009,
collateralized by $7,325,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at $7,498,969,
including interest)	$7,351,000	$7,351,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,351,000)		$7,351,000

Total Investments (Value & Restructuring Fund)
(Cost $477,478,238) - 101.02%		$466,655,778
Other assets and liabilities, net - (1.02)%		(4,725,032)

TOTAL NET ASSETS - 100.00%		$461,930,746

Vista Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.35%
Aerospace - 0.40%
BE Aerospace, Inc. *	33,167	$493,525
Agriculture - 2.15%
Agrium, Inc.	16,100	792,442
Monsanto Company	12,800	1,051,520
The Mosaic Company	14,800	809,560

		2,653,522
Apparel & Textiles - 0.55%
Coach, Inc. *	26,100	685,647
Auto Parts - 1.76%
Autoliv, Inc.	25,300	702,834
O'Reilly Automotive, Inc. * (a)	41,000	1,478,050

		2,180,884

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking - 0.30%
Greenhill & Company, Inc.	5,100	$374,850
Biotechnology - 0.31%
Charles River Laboratories International, Inc. *	12,100	380,303
Business Services - 2.99%
Macrovision Solutions Corp. *	83,400	1,882,338
Tetra Tech, Inc. *	24,400	626,348
URS Corp. *	24,700	1,187,576

		3,696,262
Cable & Television - 0.44%
DIRECTV Group, Inc. * (a)	24,198	544,455
Cellular Communications - 0.95%
Leap Wireless International, Inc. *	15,200	569,848
MetroPCS Communications, Inc. *	35,613	610,051

		1,179,899
Chemicals - 3.80%
Celanese Corp., Series A	70,600	1,448,006
CF Industries Holdings, Inc.	11,900	923,916
Syngenta AG	3,481	847,432
Terra Industries, Inc.	11,800	327,922
The Scotts Company, Class A	33,700	1,155,910

		4,703,186
Coal - 0.46%
Alpha Natural Resources, Inc. *	20,500	564,775
Colleges & Universities - 0.45%
Corinthian Colleges, Inc. *	35,753	549,881
Computers & Business Equipment - 0.54%
Western Digital Corp. *	26,800	665,980
Construction & Mining Equipment - 1.55%
Bucyrus International, Inc., Class A	33,600	963,648
Joy Global, Inc.	27,500	947,925

		1,911,573
Crude Petroleum & Natural Gas - 2.28%
Southwestern Energy Company *	28,700	1,247,589
Ultra Petroleum Corp. *	13,200	597,696
Whiting Petroleum Corp. *	20,700	970,002

		2,815,287
Domestic Oil - 1.63%
Denbury Resources, Inc. *	57,674	991,416
Range Resources Corp.	22,300	1,021,563

		2,012,979
Electrical Equipment - 0.50%
Vestas Wind Systems AS *	8,500	621,999
Electrical Utilities - 1.96%
Quanta Services, Inc. *	106,475	2,428,695
Electronics - 1.15%
AU Optronics Corp. ADR	79,600	827,044
LG Display Company, Ltd., ADR (a)	50,103	590,714

		1,417,758
Energy - 1.29%
McDermott International, Inc. *	72,400	1,590,628

The accompanying notes are an integral part of the financial statements.
310

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services - 7.22%
CME Group, Inc.	2,100	$675,444
Fidelity National Financial, Inc., Class A	50,130	698,812
IntercontinentalExchange, Inc. *	11,900	1,282,701
Janus Capital Group, Inc.	127,800	1,295,892
Jefferies Group, Inc. *	44,600	964,698
Lazard, Ltd., Class A	29,900	845,572
Morgan Stanley	61,200	1,855,584
TD Ameritrade Holding Corp. *	38,400	654,336
Waddell & Reed Financial, Inc., Class A	26,800	653,920

		8,926,959
Healthcare Products - 1.03%
Edwards Lifesciences Corp. *	9,900	632,016
St. Jude Medical, Inc. *	16,500	643,830

		1,275,846
Healthcare Services - 4.79%
Cerner Corp. * (a)	22,500	1,311,525
Express Scripts, Inc. *	29,300	1,876,665
Medco Health Solutions, Inc. *	19,900	913,211
Omnicare, Inc.	46,660	1,261,220
UnitedHealth Group, Inc.	20,853	554,690

		5,917,311
Homebuilders - 1.91%
KB Home	80,600	1,209,000
NVR, Inc. *	1,200	593,880
Toll Brothers, Inc. *	29,800	553,684

		2,356,564
Hotels & Restaurants - 2.86%
Boyd Gaming Corp. *	27,500	276,100
Brinker International, Inc.	68,179	1,220,404
Darden Restaurants, Inc.	16,765	606,390
P.F. Chang's China Bistro, Inc. *	19,500	622,830
The Cheesecake Factory, Inc. *	34,700	593,717
Wynn Resorts, Ltd. * (a)	5,700	211,242

		3,530,683
Industrial Machinery - 2.22%
Cameron International Corp. *	40,000	1,249,200
Flowserve Corp.	12,800	941,696
Ingersoll-Rand Company, Ltd., Class A	27,100	548,233

		2,739,129
Industrials - 2.25%
Aecom Technology Corp. *	68,207	2,176,485
Shaw Group, Inc. *	22,400	609,280

		2,785,765
International Oil - 0.76%
Nabors Industries, Ltd. *	52,700	942,276
Internet Retail - 0.50%
Netflix, Inc. * (a)	15,700	618,894
Internet Service Provider - 1.72%
Equinix, Inc. *	8,700	647,280
Netease.com, Inc., ADR * (a)	42,751	1,478,330

		2,125,610

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software - 3.32%
Digital River, Inc. *	18,900	$720,657
McAfee, Inc. *	49,053	1,924,349
Shanda Interactive Entertainment, Ltd. * (a)	25,403	1,463,721

		4,108,727
Investment Companies - 0.50%
Powershares QQQ * (a)	17,400	617,004
Leisure Time - 3.80%
International Game Technology	19,400	336,784
Las Vegas Sands Corp. * (a)	114,900	1,138,659
Melco Crown Entertainment, Ltd., ADR *	53,500	322,070
Penn National Gaming, Inc. *	33,100	1,094,617
Pinnacle Entertainment, Inc. *	53,300	567,645
Royal Caribbean Cruises, Ltd. (a)	37,200	560,232
WMS Industries, Inc. *	19,200	681,024

		4,701,031
Manufacturing - 0.42%
Harley-Davidson, Inc. (a)	30,400	515,888
Metal & Metal Products - 2.25%
Crown Holdings, Inc. *	79,201	1,861,223
Precision Castparts Corp.	11,200	924,784

		2,786,007
Mining - 3.29%
Agnico Eagle Mines, Ltd.	12,100	748,506
Cliffs Natural Resources, Inc.	23,500	640,375
Freeport-McMoRan Copper & Gold, Inc.,
Class B	35,800	1,948,594
Kinross Gold Corp.	36,400	736,008

		4,073,483
Oil & Gas Drilling - 1.04%
Atwood Oceanics, Inc. *	48,500	1,283,310
Oil Comp-Explor&Prodtn - 0.55%
Continental Resources, Inc. * (a)	23,100	683,991
Petroleum Services - 3.88%
Oceaneering International, Inc. *	18,800	966,696
PetroHawk Energy Corp. *	88,814	2,238,113
Weatherford International, Ltd. *	76,900	1,591,830

		4,796,639
Pharmaceuticals - 1.77%
Alexion Pharmaceuticals, Inc. *	26,400	963,600
Mylan, Inc. * (a)	83,200	1,099,072
Onyx Pharmaceuticals, Inc. *	5,100	120,666

		2,183,338
Retail Trade - 7.85%
Advance Auto Parts, Inc.	29,300	1,247,887
Aeropostale, Inc. *	41,800	1,447,116
Bed Bath & Beyond, Inc. *	20,500	576,255
Best Buy Company, Inc.	15,700	551,070
Big Lots, Inc. *	26,400	607,464
Dollar Tree, Inc. *	42,800	1,916,156
Family Dollar Stores, Inc.	60,100	1,819,227
Ross Stores, Inc.	39,260	1,537,422

		9,702,597

The accompanying notes are an integral part of the financial statements.
311

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors - 8.41%
Altera Corp.	39,600	$673,992
ASML Holding NV	29,800	616,860
Broadcom Corp., Class A *	74,900	1,908,452
Marvell Technology Group, Ltd. *	79,900	913,257
Microsemi Corp. *	91,031	1,225,277
PMC-Sierra, Inc. *	203,000	1,540,770
Semtech Corp. *	57,800	930,002
Silicon Laboratories, Inc. *	28,800	968,256
Teradyne, Inc. *	132,800	949,520
Xilinx, Inc.	32,300	669,902

		10,396,288
Steel - 1.77%
AK Steel Holding Corp.	43,292	619,076
Allegheny Technologies, Inc.	16,400	580,724
Companhia Siderurgica Nacional SA, SADR	40,400	990,608

		2,190,408
Telecommunications Equipment &
Services - 5.43%
American Tower Corp., Class A *	39,800	1,268,426
CommScope, Inc. *	16,830	441,619
Corning, Inc.	123,800	1,819,860
SBA Communications Corp. *	124,588	3,185,715

		6,715,620
Telephone - 0.99%
Sprint Nextel Corp. *	238,400	1,227,760
Transportation - 1.85%
C.H. Robinson Worldwide, Inc.	11,300	574,266
Diana Shipping, Inc.	42,444	765,265
Expeditors International of Washington, Inc.	17,900	587,299
Genco Shipping & Trading, Ltd.	13,700	358,255

		2,285,085
Travel Services - 0.51%
Ctrip.com International, Ltd., ADR	15,500	634,725

TOTAL COMMON STOCKS (Cost $109,893,726)		$121,593,026

INVESTMENT COMPANIES - 0.49%
Investment Companies - 0.49%
iShares Russell 2000 Index Fund (a)	12,100	608,267

TOTAL INVESTMENT COMPANIES (Cost $574,648)		$608,267

SHORT TERM INVESTMENTS - 5.41%
John Hancock Collateral Investment
Trust, 0.7339% (c)(g)	$668,885	$6,688,854

TOTAL SHORT TERM INVESTMENTS
(Cost $6,688,854)		$6,688,854

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 11.83%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$14,634,085 on 06/01/2009,
collateralized by $14,530,000
Federal National Mortgage
Association, 5.85% due
08/17/2017 (valued at
$14,929,575, including interest)	$14,634,000	$14,634,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,634,000)		$14,634,000

Total Investments (Vista Fund)
(Cost $131,791,228) - 116.08%		$143,524,147
Other assets and liabilities, net - (16.08)%		(19,886,654)

TOTAL NET ASSETS - 100.00%		$123,637,493

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
ARS - Argentine Peso
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
COP - Colombian Peso
CZK - Czech Koruna
DKK - Danish Krone
EGP - Egyptian Pound
EUR - European Currency
GBP - British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NGN - Nigerian Naira
NZD - New Zealand Dollar
NOK - Norwegian Krone
PHP - Philippines Peso
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - US Dollar
UYU - Uruguayan Peso
ZAR - South African Rand

The accompanying notes are an integral part of the financial statements.
312

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Key to Security Abbreviations and Legend
ADR - American Depositary Receipts
ADS - American Depositary Shares
BKNT - Bank Note
CDO - Collateralized Debt Obligation
ESOP - Employee Stock Ownership Program
EMTN - European Medium Term Note
ETF - Exchange Traded Fund
EWCO - European Written Call Option
GDR - Global Depositary Receipts
GMTN - Global Medium Term Note
GTD - Guaranteed
IO - Interest Only (Carries notional principal amount)
MTN - Medium Term Note
NIM - Net Interest Margin
NVDR - Non Voting Depositary Receipts
OTC - Over The Counter
PIK - Paid In Kind
PO - Principal Only
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBA - Small Business Administration
SBI - Shares Beneficial Interest
SADR - Sponsored American Depositary Receipts
SPDR - Standard & Poor's Depositary Receipts
TBA - To Be Announced
TIPS - Treasury Inflation Protected Security

^ Non-Income Producing, issuer is in bankruptcy and is in default of interest payments

* Non-Income Producing

(a) All or a portion of this security was out on loan

(b) Variable rate obligation. The coupon rate shown represents the rate at period end.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(d) Principal amount of security is adjusted for inflation.

(e) Security Fair Valued on May 31, 2009.

(f) 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g) John Hancock Collateral Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the annualized seven-day yield at May 31, 2009.

(h) The subadviser is an affiliate of the adviser.

(i) Variable Rate Preferred

(j) Delisted

(k) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

** Purchased on a forward commitment

*** At period end, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.
313

Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Securities held by the Funds are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued, as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investment in John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at its net asset value each business day.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 — Quoted prices in active markets for identical securities.

• Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security . These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Funds’ Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of May 31, 2009. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at market value.

Active Bond Fund			All Cap Core Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$771,301	$111,688	Level 1 – Quoted Prices	$338,919,811	$5,352,119
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	537,422,605	-	Inputs	41,809,735	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	9,071,309	-	Inputs	-	-

Total	$547,265,215	$111,688	Total	$380,729,546	$5,352,119

All Cap Growth Fund			All Cap Value Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$77,390,787	-	Level 1 – Quoted Prices	$161,624,040	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	6,108,786	-	Inputs	24,118,000	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$83,499,573	-	Total	$185,742,040	-

Alpha Opportunities Fund			Alternative Asset Allocation Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$476,510,060	-	Level 1 – Quoted Prices	$1,176,290	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	70,819,049	-	Inputs	-	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$547,329,109	-	Total	$1,176,290	-

American Diversified Growth & Income Fund			American Fundamental Holdings Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$6,744,165	-	Level 1 – Quoted Prices	$4,519,326	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	-	-	Inputs	-	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$6,744,165	-	Total	$4,519,326	-

American Global Diversification Fund			Blue Chip Growth Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$4,420,936	-	Level 1 – Quoted Prices	$1,288,276,387	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	-	-	Inputs	18,712,861	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$4,420,936	-	Total	$1,306,989,248	-

Capital Appreciation Fund			Core Bond Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$932,679,017	-	Level 1 – Quoted Prices	-	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	61,940,153	-	Inputs	$354,982,075	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$994,619,170	-	Total	$354,982,075	-

Emerging Markets Value Fund			Emerging Small Company Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$332,615,507	-	Level 1 – Quoted Prices	$25,269,722	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	679,644,523	-	Inputs	1,860,680	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	143,350	-	Inputs	-	-
Total	$1,012,403,380	-	Total	$27,130,402	-

Equity-Income Fund			Fundamental Value Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$701,878,081	-	Level 1 – Quoted Prices	$1,032,997,085	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	19,906,120	-	Inputs	178,874,010	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$721,784,201	-	Total	$1,211,871,095	-

Global Agribusiness Fund			Global Bond Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$2,003,531	-	Level 1 – Quoted Prices	$64,728	$606,868
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	230,724	-	Inputs	640,406,230	17,933,928
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	5,194,773	-
Total	$2,234,255	-	Total	$645,665,731	$18,540,796

Global Infrastructure Fund			Global Real Estate Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$1,456,209	-	Level 1 – Quoted Prices	$227,444,540	-

			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	383,312	-	Inputs	187,122,477	($3,092,084)
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$1,839,521	-	Total	$414,567,017	($3,092,084)

Global Timber Fund			High Income Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$1,404,536	-	Level 1 – Quoted Prices	$42,196,822
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	542,140	-	Inputs	299,162,284	($451,924)
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	27,011,218	(2,642,080)
Total	$1,946,676	-	Total	$368,370,324	($3,094,004)

High Yield Fund			Index 500 Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$10,591,030	-	Level 1 – Quoted Prices	$1,869,489,239	$10,555,362
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	1,065,832,620	-	Inputs	78,276,445	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	14,706,772	-	Inputs	-	-
Total	$1,091,130,422	-	Total	$1,947,765,684	$10,555,362

International Equity Index Fund			International Opportunities Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$83,508,526	$305,987	Level 1 – Quoted Prices	$205,137,415	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	313,070,984	792,934	Inputs	516,778,922	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	323,057	-	Inputs	-	-
Total	$396,902,567	$1,098,921	Total	$721,916,337	-

International Small Cap Fund			International Small Company Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$27,877,617	-	Level 1 – Quoted Prices	$26,009,358	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	233,719,097	-	Inputs	175,962,926	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	1,838	-
Total	$261,596,714	-	Total	$201,974,122	-

International Value Fund			Investment Quality Bond Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$217,250,687	-	Level 1 – Quoted Prices	$6,775	($409,770)
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	940,853,430	-	Inputs	169,248,550	(537,034)
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$1,158,104,117	-	Total	$169,255,325	($946,804)

Large Cap Fund			Large Cap Value Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	186,658,847	-	Level 1 – Quoted Prices	$452,413,111	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	5,462,000	-	Inputs	907,000	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	192,120,847	-	Total	$453,320,111	-

Mid Cap Index Fund			Mid Cap Intersection Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$378,051,330	$2,907,037	Level 1 – Quoted Prices	$76,669,848	$79,512
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	39,607,000	-	Inputs	1,100,000	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$417,658,330	$2,907,037	Total	$77,769,848	$79,512

Mid Cap Stock Fund			Mid Cap Value Equity Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$531,253,075	-	Level 1 – Quoted Prices	$109,580,610	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	62,376,092	-	Inputs	11,403,888	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$593,629,167	-	Total	$120,984,498	-

Mid Value Fund			Natural Resources Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$121,502,121	-	Level 1 – Quoted Prices	$539,630,101	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	29,670,913	-	Inputs	139,195,069	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$151,173,034	-	Total	$678,825,170	-

Optimized All Cap Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$3,404,017	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$3,404,017	-

Real Estate Equity Fund			Real Estate Securities Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$164,700,504	-	Level 1 – Quoted Prices	$65,041,466	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	19,660,868	-	Inputs	898,000	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$184,361,372	-	Total	$65,939,466	-

Real Return Bond Fund			Short Term Government Income Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$372,500	$1,269,743	Level 1 – Quoted Prices	-	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	1,395,491,484	7,035,085	Inputs	$19,248,184	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	42,996	-	Inputs	820,875	-
Total	$1,395,906,980	$8,304,828	Total	$20,069,059	-

Small Cap Growth Fund			Small Cap Index Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$111,962,737	-	Level 1 – Quoted Prices	$115,588,983	$499,944
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	3,100,000	-	Inputs	5,232,000	-

			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	171	-
Total	$115,062,737	-	Total	$120,821,154	$499,944

Small Cap Opportunities Fund			Small Cap Value Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$98,316,637	-	Level 1 – Quoted Prices	$30,746,672	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	3,461,000	-	Inputs	6,200,000	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$101,777,637	-	Total	$36,946,672	-

Small Company Growth Fund			Small Company Value Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$132,340,584	-	Level 1 – Quoted Prices	$385,125,472	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	436,000	-	Inputs	7,462,020	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$132,776,584	-	Total	$392,587,492	-

Smaller Company Growth Fund			Spectrum Income Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$133,165,946	$106,578	Level 1 – Quoted Prices	$137,766,325	($407,134)
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	4,187,000	-	Inputs	665,455,111	(501,778)
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	1,129,045	-
Total	$137,352,946	$106,578	Total	$804,350,481	($908,912)

Strategic Bond Fund			Strategic Income Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$303,616	($854,238)	Level 1 – Quoted Prices	$4,246,774	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	487,382,668	-	Inputs	407,320,575	($13,689,743)
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	7,894,956	-	Inputs	10,494,650	(262,953)
Total	$495,581,240	($854,238)	Total	$422,061,999	($13,952,696)

Total Bond Market Fund			Total Return Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	-	-	Level 1 – Quoted Prices	$8,251,431	$19,860,154
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	$397,310,046	-	Inputs	2,320,084,546	9,706,359
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	816,290	-
Total	$397,310,046	-	Total	$2,329,152,267	$29,566,513

U.S. Government Securities Fund			U.S. High Yield Bond Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$23,787	($268,920)	Level 1 – Quoted Prices	-	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	156,804,174	-	Inputs	$592,484,937	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	857,439	-	Inputs	35,000	-
Total	$157,685,400	($268,920)	Total	$592,519,937	-

U.S. Multi Sector Fund			Value Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$650,514,473	$615,888	Level 1 – Quoted Prices	$57,571,836	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	38,454,000	-	Inputs	25,999,924	-
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	-	-	Inputs	-	-
Total	$688,968,473	$615,888	Total	$83,571,760	-

Value & Restructuring Fund			Vista Fund
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*	Valuation Inputs:	Securities	Instruments*
Level 1 – Quoted Prices	$451,727,217	-	Level 1 – Quoted Prices	$127,420,716	-
			Level 2 – Other Significant Observable
Level 2 – Other Significant Observable Inputs	14,902,965	-	Inputs	16,103,431	($15,731)
			Level 3 – Significant Unobservable
Level 3 – Significant Unobservable Inputs	25,596	-	Inputs	-	-
Total	$466,655,778	-	Total	$143,524,147	($15,731)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at market value.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Active Bond Fund			Core Bond Fund
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	$15,261,255		Balance as of 8/31/08	$1,439,613	-
Accrued discounts/premiums	51,374	-	Accrued discounts/premiums		-
Realized gain (loss)	195,708	-	Realized gain (loss)	(165,998)	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(8,009,662)	-	(depreciation)	37,387	-
Net purchases (sales)	(323,504)	-	Net purchases (sales)	(1,311,002)	-
Transfers in and/or out of Level 3	1,896,138	-	Transfers in and/or out of Level 3		-
Balance as of 5/31/09	$9,071,309	-	Balance as of 5/31/09	-	-

Emerging Markets Value Fund			Equity-Income Fund
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	$148,620	-	Balance as of 8/31/08	$5,492,346	-
Accrued discounts/premiums		-	Accrued discounts/premiums		-
Realized gain (loss)	(24,897)	-	Realized gain (loss)		-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(21,034)	-	(depreciation)	307,654	-
Net purchases (sales)		-	Net purchases (sales)	(5,800,000)	-
Transfers in and/or out of Level 3	40,661	-	Transfers in and/or out of Level 3	-	-
Balance as of 5/31/09	$143,350	-	Balance as of 5/31/09	-	-

Emerging Small Company Fund			Fundamental Value Fund
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	-	-	Balance as of 8/31/08	$2,457,280	-
Accrued discounts/premiums		-	Accrued discounts/premiums	-	-
Realized gain (loss)		-	Realized gain (loss)	-	-
Change in unrealized appreciation		-	Change in unrealized appreciation
(depreciation)	($39,208)	-	(depreciation)	-	-
Net purchases (sales)		-	Net purchases (sales)	-	-
Transfers in and/or out of Level 3	39,208		Transfers in and/or out of Level 3	(2,457,280)	-
Balance as of 5/31/09	-		Balance as of 5/31/09	-	-

Global Bond Fund			High Income Fund
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	$20,375,886	-	Balance as of 8/31/08	$37,575,120	-
Accrued discounts/premiums	(29,043)	-	Accrued discounts/premiums	366,293	-

Realized gain (loss)	42,709	-	Realized gain (loss)	(59,379)	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(701,265)	-	(depreciation)	(15,771,665)	$881,020
Net purchases (sales)	(4,086,216)	-	Net purchases (sales)	7,879,812	(3,523,100)
Transfers in and/or out of Level 3	(10,407,298)	-	Transfers in and/or out of Level 3	(2,978,963)	-
Balance as of 5/31/09	$5,194,773	-	Balance as of 5/31/09	$27,011,218	($2,642,080)

High Yield Fund			International Equity Index Fund
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	$5,849,979	-	Balance as of 8/31/08	$49,973
Accrued discounts/premiums	68,887	-	Accrued discounts/premiums	-
Realized gain (loss)	(2,610,345)	-	Realized gain (loss)	(36,898)
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(6,994,443)	-	(depreciation)	(315,786)
Net purchases (sales)	6,098,550	-	Net purchases (sales)	1,064
Transfers in and/or out of Level 3	12,294,144	-	Transfers in and/or out of Level 3	624,704
Balance as of 5/31/09	$14,706,772	-	Balance as of 5/31/09	$323,057	-

International Small Company Fund			International Small Cap
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	$839,314	-	Balance as of 8/31/08	-
Accrued discounts/premiums	-	-	Accrued discounts/premiums	-
Realized gain (loss)	(388,696)	-	Realized gain (loss)	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(742,180)	-	(depreciation)	($7,979,646)
Net purchases (sales)	(217,117)	-	Net purchases (sales)	2,022,391
Transfers in and/or out of Level 3	510,517	-	Transfers in and/or out of Level 3	5,957,255
Balance as of 5/31/09	$1,838	-	Balance as of 5/31/09	-	-

Investment Quality Bond Fund			Real Return Bond Fund
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	$22,342	-	Balance as of 8/31/08	$585,998	-
Accrued discounts/premiums	553	-	Accrued discounts/premiums	21	-
Realized gain (loss)	(63,470)	-	Realized gain (loss)	1,126	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	64,065	-	(depreciation)	4,785	-
Net purchases (sales)	(23,490)	-	Net purchases (sales)	(186,723)	-
Transfers in and/or out of Level 3	-	-	Transfers in and/or out of Level 3	(362,211)	-
Balance as of 5/31/09	-	-	Balance as of 5/31/09	$42,996	-

Short Term Government Income Fund			Small Cap Index Fund
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	-	-	Balance as of 8/31/08	-	-
Accrued discounts/premiums	-	-	Accrued discounts/premiums	-	-
Realized gain (loss)	-	-	Realized gain (loss)	-	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	-	-	(depreciation)	$171	-
Net purchases (sales)	$820,875	-	Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	-	Transfers in and/or out of Level 3	-	-
Balance as of 5/31/09	$820,875	-	Balance as of 5/31/09	$171	-

Small Cap Opportunities Fund			Spectrum Income Fund
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	$156,600	-	Balance as of 8/31/08	$2,456,779	-
Accrued discounts/premiums	-	-	Accrued discounts/premiums	2,878	-
Realized gain (loss)	(1,127,333)	-	Realized gain (loss)	(85,176)	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	993,690	-	(depreciation)	(328,241)	-
Net purchases (sales)	(22,957)	-	Net purchases (sales)	(1,189,185)	-
Transfers in and/or out of Level 3	-	-	Transfers in and/or out of Level 3	271,990	-
Balance as of 5/31/09	-	-	Balance as of 5/31/09	$1,129,045	-

Strategic Bond Fund			Strategic Income Fund
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	$11,286,509	-	Balance as of 8/31/08	$7,455,685	-
Accrued discounts/premiums	607,240	-	Accrued discounts/premiums	70,499	-
Realized gain (loss)	(157,742)	-	Realized gain (loss)	1,614,028	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(1,309,201)	-	(depreciation)	(1,279,882)	$279,382
Net purchases (sales)	(4,460,312)	-	Net purchases (sales)	(301,938)	(542,335)
Transfers in and/or out of Level 3	1,928,462	-	Transfers in and/or out of Level 3	2,936,258	-
Balance as of 5/31/09	$7,894,956	-	Balance as of 5/31/09	$10,494,650	($262,953)

Total Return Fund			U.S. Government Securities Fund
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	$15,899,500	-	Balance as of 8/31/08	$3,094,073	-
Accrued discounts/premiums	187	-	Accrued discounts/premiums	356	-
Realized gain (loss)	1,219	-	Realized gain (loss)	30,961	-

Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(260,483)	-	(depreciation)	20,628	-
Net purchases (sales)	(254,764)	-	Net purchases (sales)	(2,464,720)	-
Transfers in and/or out of Level 3	(14,569,369)	-	Transfers in and/or out of Level 3	176,141	-
Balance as of 5/31/09	816,290	-	Balance as of 5/31/09	$857,439	-

U.S. High Yield Bond			Value & Restructuring Fund
	Investments in	Other Financial		Investments in	Other Financial
	Securities	Instruments		Securities	Instruments
Balance as of 8/31/08	-	-	Balance as of 8/31/08	$208,261	-
Accrued discounts/premiums	$33,377	-	Accrued discounts/premiums	-	-
Realized gain (loss)	-	-	Realized gain (loss)	(846,372)	-
Change in unrealized appreciation			Change in unrealized appreciation
(depreciation)	(348,377)	-	(depreciation)	938,287	-
Net purchases (sales)	-	-	Net purchases (sales)	(274,580)	-
Transfers in and/or out of Level 3	350,000	-	Transfers in and/or out of Level 3	-	-
Balance as of 5/31/09	$35,000	-	Balance as of 5/31/09	$25,596	-

Delayed -Delivery Transactions All Funds, with the exception of Absolute Return Portfolio and the American Funds, may purchase or sell debt securities on a when-issued or delayed -delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed -delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed -delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed -delivery transaction after it is entered into, and may sell delayed -delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed -delivery basis, the Fund does not participate in future gains and losses with respect to the security. The Fund may receive compensation for interest forgone in the purchase of delayed -delivery securities. The market values of the securities purchased on a forward -delivery basis are identified in the Fund of Investments

In a “To Be Announced” (TBA) transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

Inflation -Indexed Bonds All Funds, with the exception of the Absolute Return Portfolio may invest in inflation indexed bonds which are fixed-income securities whose principal value is periodically adjusted to a rate of inflation both increase or decrease, such as the Consumer Price Index. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation -indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation as described above.

Short Sales Certain Funds may make short sales of securities. A short sale is a transaction in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of the security. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Certain of the Funds may also make short sales “against the box.’’ In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, the Fund will have sufficient cash and/or liquid assets to cover its short position. Possible losses from short sales which are not against the box may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Interest expense relates to the Funds’ liability with respect to short sale transactions by the Funds. Interest expense is recorded as incurred.

Loan participations and assignments A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of a Fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a Fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest and, in the event of a bankruptcy of a borrower, a Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower and, in the case of a loan participation, the intermediary. A Fund may have limited rights to enforce the terms of an underlying loan. Fees associated with loan amendments are accrued daily.

Repurchase Agreements Each Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank for the benefit of the Fund and the counterparty.

Securities Lending The Funds may lend fund securities from time to time in order to earn additional income. The Funds retain beneficial ownership of the securities they have loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Funds receive cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities, and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required cash collateral is delivered to the Funds on the next business day or returned to the borrower if over collateralized. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Cash collateral received is invested in JHCIT. The Funds may receive compensation for lending their securities in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower is unable to return the securities loaned upon sale of a security or other Fund instructions because of insolvency or other reasons, the Funds could experience delays and costs in recovering the securities loaned or in gaining access to the collateral and could be prevented from voting on a proxy statement. The Funds bear the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Cost of Investment Securities for Federal Income Tax Purposes The cost of investments owned on May 31, 2009, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Active Bond Fund	607,202,378	15,301,869	(75,239,032)	(59,937,163)
All Cap Core Fund	374,797,649	30,553,128	(24,621,231)	5,931,897
All Cap Growth Fund	78,399,697	7,525,813	(2,425,937)	5,099,876
All Cap Value Fund	180,122,869	12,413,284	(6,794,113)	5,619,171
Alpha Opportunities Fund	491,185,728	59,453,850	(3,310,469)	56,143,381
Alternative Asset Allocation Fund	1,003,595	172,695	-	172,695
American Diversified Growth & Income Fund	6,537,148	223,779	(16,762)	207,017
American Fundamental Holdings Fund	4,354,434	164,892	-	164,892

American Global Diversification Fund	4,302,810	120,157	(2,031)	118,126
Blue Chip Growth Fund	1,224,749,577	168,938,118	(86,698,447)	82,239,671
Capital Appreciation Fund	917,378,525	115,637,566	(38,396,921)	77,240,645
Core Bond Fund	352,943,121	5,498,814	(3,459,860)	2,038,954
Emerging Markets Value Fund	975,004,450	161,254,605	(123,855,675)	37,398,930
Emerging Small Company Fund	26,682,284	3,039,195	(2,591,077)	448,118

Equity-Income Fund	878,107,830	22,533,408	(178,857,037)	(156,323,629)
Fundamental Value Fund	1,389,763,938	51,110,631	(229,003,474)	(177,892,843)
Global Agribusiness Fund	1,916,632	348,792	(31,169)	317,623
Global Bond Fund	717,026,314	8,354,942	(79,715,525)	(71,360,583)
Global Infrastructure Fund	1,926,484	83,666	(170,629)	(86,963)
Global Real Estate Fund	414,339,614	52,367,132	(52,139,729)	227,403
Global Timber Fund	1,736,511	292,260	(82,095)	210,165
High Income Fund	600,188,585	21,229,639	(253,047,900)	(231,818,261)
High Yield Fund	1,426,004,164	37,698,747	(372,572,489)	(334,873,742)
Index 500 Fund	2,098,621,659	71,877,270	(222,733,245)	(150,855,975)
International Equity Index Fund	466,753,325	22,534,349	(92,385,107)	(69,850,758)

International Opportunities Fund	649,195,879	107,462,539	(34,742,081)	72,720,458
International Small Cap Fund	335,874,467	19,357,399	(93,635,152)	(74,277,753)
International Small Company Fund	313,658,990	9,171,356	(120,856,224)	(111,684,868)
International Value Fund	1,479,344,971	42,155,491	(363,396,345)	(321,240,854)
Investment Quality Bond Fund	176,252,984	2,726,008	(9,723,667)	(6,997,659)
Large Cap Fund	209,703,547	14,092,638	(31,675,338)	(17,582,700)
Large Cap Value Fund	482,724,511	26,826,837	(56,231,237)	(29,404,400)

Mid Cap Index Fund	486,347,250	14,819,228	(83,508,148)	(68,688,920)
Mid Cap Intersection Fund	79,692,085	7,803,121	(9,725,358)	(1,922,237)
Mid Cap Stock Fund	582,806,362	45,096,356	(34,273,551)	10,822,805
Mid Cap Value Equity Fund	136,220,654	4,892,883	(20,129,039)	(15,236,156)
Mid Value Fund	144,632,648	8,519,205	(1,978,819)	6,540,386
Natural Resources Fund	700,824,735	50,003,198	(72,002,763)	(21,999,565)
Optimized All Cap Fund	3,417,960	331,157	(345,100)	(13,943)
Real Estate Equity Fund	210,107,331	7,524,035	(33,269,994)	(25,745,959)
Real Estate Securities Fund	67,844,940	5,020,153	(6,925,627)	(1,905,474)
Real Return Bond Fund	1,403,397,675	32,869,937	(40,360,632)	(7,490,695)
Short Term Government Income Fund	20,061,112	67,241	(59,294)	7,947
Small Cap Growth Fund	102,967,897	15,641,002	(3,546,162)	12,094,840
Small Cap Index Fund	118,612,044	13,143,217	(10,934,107)	2,209,110
Small Cap Opportunities Fund	104,679,926	14,265,392	(17,167,681)	(2,902,289)
Small Cap Value Fund	35,822,610	1,774,573	(650,511)	1,124,062
Small Company Growth Fund	143,949,483	12,014,886	(23,187,785)	(11,172,899)
Small Company Value Fund	468,717,437	36,181,062	(112,311,007)	(76,129,945)
Smaller Company Growth Fund	125,018,889	18,777,918	(6,443,861)	12,334,057
Spectrum Income Fund	853,615,659	28,393,590	(77,658,768)	(49,265,178)
Strategic Bond Fund	591,448,888	8,453,413	(104,321,061)	(95,867,648)
Strategic Income Fund	462,672,468	15,872,749	(56,483,218)	(40,610,469)
Total Bond Market Fund	389,854,118	11,642,230	(4,186,302)	7,455,928
Total Return Fund	2,382,111,854	42,688,021	(95,647,608)	(52,959,587)
U.S. Government Securities Fund	181,732,949	3,036,114	(27,083,663)	(24,047,549)
U.S. High Yield Bond Fund	646,185,836	9,126,006	(62,791,905)	(53,665,899)

U.S. Multi Sector Fund	755,342,099	19,455,704	(85,829,330)	(66,373,626)
Value Fund	84,728,409	1,797,247	(2,953,896)	(1,156,649)
Value & Restructuring Fund	482,271,723	44,301,883	(59,917,828)	(15,615,945)
Vista Fund	132,677,490	13,198,165	(2,351,508)	10,846,657

Foreign Currency Translation The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

FINANCIAL INSTRUMENTS

The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Funds to disclose information to assist investors in understanding how the Funds use derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Funds’ financial position, results of operations, and cash flows. All disclosure changes have been made in accordance with the Statement and incorporated for the current period as part of the Notes to the Financial Statements included below.

Options

Each Fund may purchase and sell put and call options on securities, securities indices, currencies and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. A Fund may use options to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains. In addition, a Fund may use options to facilitate Fund investment transactions by protecting a Fund against a change in the market price of the investment, enhance potential gains, or a substitute for the purchase or sale of securities or currency.

Options listed on an exchange, if no closing price is available, are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Using an independent pricing source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked -to-market” to reflect the current market value of the option written. If an option expires, or if the Fund buys an offsetting option, the Fund realizes a gain or loss depending on whether the exercise price of the option is more or less than the value of the underlying instrument at the time of the offsetting transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, with the proceeds of the sale increased by the premium received. If a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchases upon exercise of the option. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put) and as a result, bears the market risk of an unfavorable change in the price of the underlying securities.

When a Fund purchases an option, the premium paid by the Fund is included in the Schedule of Investments and subsequently “marked -to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

Writing puts and buying calls may increase a Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Fund’s exposure to such changes. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties

The following summarizes the Funds’ use of option contracts and the contracts held as of May 31, 2009:

Options on Exchange -Traded Futures Contracts

Global Bond Fund

The Fund uses written options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

				Number of	Notional
Fund	Name of Issuer	Exercise Price	Expiration Date	Contracts	Amount	Premium	Value

Global Bond Fund	Calls

	Eurodollar Futures	$98.63	Sep 2009	49	122,500	$8,096	($81,769)

				49	122,500	$8,096	($81,769)
	Puts

	Eurodollar Futures	$97.25	Jun 2009	305	762,500	$196,713	($1,906)

	Eurodollar Futures	98.50	Jun 2009	120	300,000	51,900	(750)
	U.K. 90-Day LIBOR Futures	92.00	Dec 2009	136	17,000,000	53,893	-
	U.K. 90-Day LIBOR Futures	93.00	Jun 2009	200	25,000,000	118,594	-

				761	43,062,500	$421,100	(2,656)

Real Return Bond Fund
The Fund uses written options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Real Return Bond Fund	Puts

	Eurodollar Futures	$98.50	Sep 2009	138	345,000	$32,980	($7,763)

	Eurodollar Futures	98.63	Sep 2009	65	162,500	10,231	(4,469)

				203	507,500	$43,211	($12,232)

Strategic Bond Fund
The Fund uses written options contracts to enhance potential gain, manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and foreign currencies and maintain diversity and liquidity of the portfolio.

Strategic Bond Fund	Calls

	Eurodollar Futures	$99.25	Sep 2009	20	50,000	$5,410	($6,500)
	U.S. Treasury 10-Year Note Futures	120.00	Jun 2009	23	23,000	22,897	(8,266)
	U.S. Treasury 10-Year Note Futures	121.00	Jun 2009	50	50,000	28,416	(10,937)
	U.S. Treasury 10-Year Note Futures	124.00	Aug 2009	23	23,000	17,146	(7,547)

				116	146,000	$73,869	($33,250)

	Puts

	Eurodollar Futures	$98.38	Jun 2009	22	55,000	$6,513	($137)
	U.S. Treasury 10-Year Note Futures	$116.00	Aug 2009	23	23,000	$17,506	($42,766)
	U.S. Treasury 10-Year Note Futures	$115.00	Jun 2009	27	27,000	$14,332	($17,297)

				72	105,000	$38,351	($60,200)

Total Return Fund
The Fund uses written options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Total Return Fund	Puts

	Eurodollar Futures	$98.50	Jun 2009	3	7,500	$780	($19)

				3	7,500	$780	($19)

U.S. Government Securities
The Fund uses written options to enhance potential gain, manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and foreign currencies and maintain diversity and liquidity of the portfolio.

U.S. Government Securities	Calls

	Eurodollar Futures	$97.63	Sep 2009	114	285,000	$88,330	($469,538)

				114	285,000	$88,330	($469,538)

Interest Rate Swaptions

Global Bond Fund

The Fund uses written options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

				Pay/Receive
				Floating	Exercise	Expiration		Notional
Fund	Name of Issuer	Counterparty	Floating Rate Index	Rate	Rate	Date		Amount	Premium	Value

Global Bond Fund	Calls

	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.35%	Jun 2009	EUR	1,000,000	$3,100	($175)

								1,000,000	$3,100	($175)
	Puts

	2-Year Interest Rate Swap	HSBC Bank USA, N.A.	6 Month EUR-EURIBOR	Receive	5.29%	Jun 2009	EUR	7,700,000	$102,350	($1)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	6 Month EUR-EURIBOR	Receive	4.00%	Jun 2009	EUR	1,800,000	17,405	(41)
	7-Year Interest Rate Swap	Barclays Bank PLC	6 Month EUR-EURIBOR	Receive	4.00%	Jun 2009	EUR	2,000,000	22,237	(46)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.30%	Aug 2009	USD	36,400,000	91,000	(31,042)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Aug 2009	USD	5,300,000	9,938	(4,520)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	4,400,000	9,970	(5,133)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	23,500,000	108,100	(73,123)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.50%	Jun 2009	USD	1,300,000	2,600	(9,485)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.50%	Jun 2009	USD	1,000,000	1,125	(7,296)

	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.50%	Jun 2009	USD	3,100,000	5,205	(22,618)

								86,500,000	$369,930	($153,305)

Real Return Bond Fund
The Fund uses written options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity to the portfolio.

Real Return Bond Fund Calls

	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.35%	Jun 2009	USD	5,500,000	$17,050	($963)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.35%	Jun 2009	USD	5,200,000	10,530	(911)

								10,700,000	$27,580	($1,874)
	Puts

	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	17,000,000	$279,890	($262,441)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	5,000,000	160,750	(77,189)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.50%	Jun 2009	USD	300,000	660	(2,189)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.50%	Jun 2009	USD	5,500,000	6,188	(40,129)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.50%	Jun 2009	USD	5,400,000	10,505	(39,399)

								33,200,000	$457,993	($421,347)
Total Return Fund
The Fund uses written options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity to the portfolio.

Total Return Fund	Puts

	7-Year Interest Rate
	Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	18,000,000	$67,200	($56,009)
	7-Year Interest Rate
	Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	5,000,000	26,000	(15,558)
	2-Year Interest Rate
	Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	5,000,000	21,700	(3,459)
	2-Year Interest Rate
	Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	4,000,000	16,200	(2,767)
	2-Year Interest Rate
	Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	4,000,000	16,600	(2,767)
	2-Year Interest Rate
	Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	1,500,000	6,450	(1,038)
	7-Year Interest Rate
	Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	12,000,000	54,450	(27,954)

								49,500,000	$208,600	($109,552)

Foreign Currency Options

High Income Fund

The Fund uses written options to hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

			Expiration	Notional
Fund	Name of Issuer	Exercise Price	Date	Amount	Premium	Value

High Income Fund	Calls

	U.S. Dollar versus Canadian Dollar	$1.30	Apr 2010	196,000,000	$3,523,100	($2,642,080)

				196,000,000	$3,523,100	($2,642,080)
Strategic Income Fund
The Fund uses written options to gain exposure to foreign currencies, to enhance potential gain, to hedge against anticipated currency exchange rates, and to maintain diversity and liquidity of the portfolio.

Strategic Income Fund	Calls

	U.S. Dollar versus Canadian Dollar	$1.30	Feb 2010	$10,700,000	$267,500	($122,087)
	U.S. Dollar versus Canadian Dollar	1.30	Apr 2010	10,450,000	274,835	(140,866)

				21,150,000	$542,335	($262,953)

Futures

Each Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. A Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, a Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. A Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

The following summarizes the open futures contracts held as of May 31, 2009:

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Active Bond Fund
The Fund uses futures manage duration of the portfolio.

Active Bond Fund	U.S. Treasury 10-Year Note Futures	80	Short	Sep 2009	$9,360,000	$111,688

					$9,360,000	$111,688

All Cap Core Fund
The Fund uses futures to gain exposure to certain securities markets.

All Cap Core Fund	Russell 2000 Mini Index Futures	483	Long	Jun 2009	$24,212,790	$5,034,693

	S&P 500 E Mini Index Futures	246	Long	Jun 2009	11,292,630	317,426

					$35,505,420	$5,352,119
Global Bond Fund
The Fund uses futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes and foreign exchange rates, gain exposure to certain securities markets and short term interest rate and to maintain diversity and liquidity of the portfolio.

Global Bond Fund	3-Month EURIBOR Futures	7	Long	Jun 2010	$2,436,369	$10,762
	3-Month EURIBOR Futures	204	Long	Sep 2010	70,822,519	194,847
	3-Month EURIBOR Futures	283	Long	Dec 2010	97,933,825	94,230
	3-Month EURIBOR Futures	5	Long	Mar 2011	1,725,773	618
	3-Month Sterling Futures	681	Long	Sep 2010	134,698,205	461,830
	3-Month Sterling Futures	405	Long	Dec 2010	79,746,831	242,699
	3-Month Sterling Futures	24	Long	Mar 2011	4,706,827	7,539
	10-Year German Euro-BUND Futures	123	Long	Jun 2009	20,784,476	(244,259)

	10-Year German Euro-BUND Futures	118	Long	Sep 2009	19,831,148	24,098
	10-Year Japan Government Bond Futures	21	Long	Jun 2009	30,065,176	(101,071)

					$462,751,149	$691,293
Index 500 Fund
The Fund uses futures to gain exposure to certain securities markets.
Index 500 Fund	S&P 500 Index Futures	408	Long	Jun 2009	$93,646,200	$10,555,362

					$93,646,200	$10,555,362
International Equity Index Fund
The Fund uses futures contracts to gain exposure to certain securities markets.

International Equity Index Fund	ASX SPI 200 Index Futures	17	Long	Jun 2009	$1,293,113	$20,136
	CAC 40 Index Futures	48	Long	Jun 2009	2,216,228	33,381
	DAX Index Futures	7	Long	Jun 2009	1,221,153	2,487
	FTSE 100 Index Futures	31	Long	Jun 2009	2,199,873	(4,270)
	FTSE JSE Top 40 Index Futures	38	Long	Jun 2009	987,255	14,168

	Hang Seng Stock Index Futures	3	Long	Jun 2009	351,188	21,399
	IBEX 35 Index Futures	5	Long	Jun 2009	666,524	4,858
	MSCI Taiwan Stock Index Futures	117	Long	Jun 2009	2,963,610	109,052
	OMX 30 Stock Index Futures	80	Long	Jun 2009	820,669	(11,922)
	S&P TSE 60 Index Futures	15	Long	Jun 2009	1,735,837	69,301
	Topix Index Futures	39	Long	Jun 2009	3,665,460	47,397

					$18,120,910	$305,987
Investment Quality Bond Fund
The Fund uses futures contracts to manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and to maintain the diversity and liquidity of the portfolio.

Investment Quality Bond Fund	10-Year German Euro-BUND Futures	47	Long	Jun 2009	$7,942,036	($265,865)
	U.S. Treasury 10-Year Note Futures	97	Short	Sep 2009	11,349,000	(110,131)
	U.S. Treasury 30-Year Bond Futures	18	Short	Sep 2009	2,117,812	(33,774)

					$21,408,848	($409,770)
Mid Cap Index Fund
The Fund uses futures contracts to gain exposure to certain securities markets.

Mid Cap Index Fund	S&P Midcap 400 EMini Index Futures	787	Long	Jun 2009	$45,252,500	$2,907,037

					$45,252,500	$2,907,037
Mid Cap Intersection Fund
The Fund uses futures contracts to gain exposure to certain securities markets.

Mid Cap Intersection Fund	S&P Midcap 400 EMini Index Futures	11	Long	Jun 2009	$632,500	$79,512

					$632,500	$79,512
Real Return Bond Fund
The Fund uses futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes and foreign exchange rates, gain exposure to certain securities markets and short term interest rate and maintain diversity and liquidity of the portfolio.

Real Return Bond Fund	EURIBOR Futures	32	Long	Jun 2010	$11,137,689	$25,447
	EURIBOR Futures	93	Long	Sep 2010	32,286,736	47,659

	EURIBOR Futures	62	Long	Dec 2010	21,455,467	14,243
	Eurodollar Futures	207	Long	Mar 2010	51,188,513	1,150,562
	Eurodollar Futures	15	Long	Jun 2010	3,699,188	44,063

					$119,767,593	$1,281,974
Small Cap Index Fund
The Fund uses futures contracts to gain exposure to certain securities markets.

Small Cap Index Fund	Russell 2000 Mini Index Futures	153	Long	Jun 2009	$7,669,890	$499,944

					$7,669,890	$499,944
Smaller Company Growth Fund
The Fund uses futures contracts to gain exposure to certain securities markets.

Smaller Company Growth Fund	Russell 2000 Mini Index Futures	9	Long	Jun 2009	$451,170	$106,578

					$451,170	$106,578
Spectrum Income Fund
The Fund uses futures contracts to hedge against anticipated interest rate and currency exchange rates.

Spectrum Income Fund	2-Year German Euro-SCHATZ Futures	56	Long	Jun 2009	$8,563,512	($12,306)
	5-Year German Euro-BOBL Futures	22	Long	Jun 2009	3,574,482	(49,296)
	10-Year German Euro-BUND Futures	8	Long	Jun 2009	1,351,836	(43,033)
	U.S. Treasury 30-Year Bond Futures	1	Long	Sep 2009	117,656	2,590
	Euro Currency Futures	15	Short	Jun 2009	2,649,563	(292,748)
	U.K. Long Gilt Bond Futures	7	Short	Sep 2009	1,326,805	2,829
	U.S. Treasury 2-Year Note Futures	4	Short	Sep 2009	867,250	(1,204)
	U.S. Treasury 5-Year Note Futures	4	Short	Sep 2009	461,875	(352)
	U.S. Treasury 10-Year Note Futures	16	Short	Sep 2009	1,872,000	(3,223)
	U.S. Treasury 30-Year Bond Futures	4	Short	Sep 2009	470,625	(10,391)

					$21,255,604	($407,134)
Strategic Bond Fund

The Fund uses futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Strategic Bond Fund	10-Year German Euro-BUND Futures	3	Long	Jun 2009	$506,938	($18,761)
	Eurodollar Futures	1	Long	Jun 2009	248,350	4,008
	Eurodollar Futures	87	Long	Sep 2009	21,590,138	128,359
	Eurodollar Futures	8	Long	Dec 2009	1,981,200	8,464
	Eurodollar Futures	110	Long	Mar 2010	27,201,625	82,143
	Eurodollar Futures	19	Long	Jun 2010	4,685,638	(6,973)
	Eurodollar Futures	36	Long	Sep 2010	8,851,500	9,700

	U.S. Treasury 2-Year Note Futures	42	Long	Sep 2009	9,106,125	514
	U.S. Treasury 5-Year Note Futures	601	Long	Sep 2009	69,396,719	(546,767)
	U.S. Treasury 10-Year Note Futures	168	Long	Sep 2009	19,656,000	(245,459)
	U.S. Treasury 30-Year Bond Futures	125	Long	Sep 2009	14,707,031	(176,016)

					$177,931,264	($760,788)
Total Return Fund
The Fund uses futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes and foreign exchange rates, gain exposure to certain securities markets and short term interest rates and maintain diversity and liquidity of the portfolio.

Total Return Fund	3-Month Sterling Futures	433	Long	Jun 2009	$86,423,706	$3,946,733
	3-Month Sterling Futures	37	Long	Dec 2009	7,381,198	265,740
	3-Month Sterling Futures	18	Long	Mar 2010	3,585,398	20,810
	3-Month Sterling Futures	38	Long	Jun 2010	7,544,606	27,572
	3-Month Sterling Futures	38	Long	Sep 2010	7,516,199	22,489
	3-Month Sterling Futures	38	Long	Dec 2010	7,482,419	14,458
	3-Month Sterling Futures	20	Long	Mar 2011	3,922,356	(1,351)
	EURIBOR Futures	60	Long	Jun 2009	20,949,964	846,687
	EURIBOR Futures	21	Long	Mar 2010	7,325,436	38,758

	EURIBOR Futures	18	Long	Jun 2010	6,264,950	34,849
	EURIBOR Futures	16	Long	Sep 2010	5,554,707	29,206
	EURIBOR Futures	18	Long	Dec 2010	6,229,007	29,996
	Eurodollar Futures	845	Long	Jun 2009	209,855,750	5,748,512
	Eurodollar Futures	629	Long	Sep 2009	156,094,213	4,005,312
	Eurodollar Futures	517	Long	Dec 2009	128,035,050	3,163,125
	Eurodollar Futures	375	Long	Mar 2010	92,732,813	2,416,900
	Eurodollar Futures	264	Long	Jun 2010	65,105,700	303,450

	Eurodollar Futures	18	Long	Sep 2010	4,425,750	115,300
	Eurodollar Futures	207	Long	Dec 2010	50,709,825	(49,100)
	U.S. Treasury 5-Year Note Futures	331	Long	Jun 2009	38,535,641	(117,226)
	U.S. Treasury 5-Year Note Futures	617	Long	Sep 2009	71,244,219	(614,547)
	U.S. Treasury 10-Year Note Futures	160	Long	Sep 2009	18,720,000	(387,500)

					$1,005,638,907	$19,860,173
U.S. Government Securities Fund
The Fund uses futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate or currency exchange rates, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

U.S. Government Securities
Fund	Eurodollar Futures	114	Long	Sep 2009	$28,290,525	$334,825
	Eurodollar Futures	51	Long	Jun 2010	12,577,238	75,833
	Eurodollar Futures	57	Long	Sep 2010	14,014,875	71,706
	Eurodollar Futures	60	Long	Mar 2011	14,351,250	(13,120)
	U.S. Treasury 2-Year Note Futures	27	Long	Sep 2009	5,853,938	472
	U.S. Treasury 5-Year Note Futures	484	Long	Sep 2009	55,886,875	(439,803)
	U.S. Treasury 10-Year Note Futures	200	Short	Sep 2009	23,400,000	205,498
	U.S. Treasury 30-Year Bond Futures	46	Short	Sep 2009	5,412,188	(34,793)

					$159,786,889	$200,618

U.S. Multi Sector Fund
The Fund uses futures contracts to hedge against anticipated changes in securities markets, gain exposure to certain securities markets and to maintain the diversity and liquidity of the portfolio.

U.S. Multi Sector Fund	S&P 500 E Mini Index Futures	294	Long	Jun 2009	$13,496,070	$615,888

					$13,496,070	$615,888

Swap Contracts

Each Fund may enter interest rate, credit default, cross-currency, and other forms of swaps to manage its exposure to credit, currency and interest rate risks, or to enhance income. Swaps are privately negotiated agreements between counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, a Fund will hold cash and/or liquid securities equal to the net amount of the Fund’s exposure, in order to satisfy the Fund’s obligations in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as unrealized appreciation/depreciation on the Fund’s Statement of Assets and Liabilities. If market quotations are not readily available or deemed reliable, certain swaps may fair valued in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Upfront payments made/received by the Fund represent payments to compensate for differences between the stated terms of the swap and prevailing market conditions, including credit spreads, currency exchange rates, interest rates and other relevant factors. These payments are amortized or accreted for financial reporting purposes, with the un-amortized/un -accreted portion included in the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that a counterparty may default on its obligation under the swap or disagree as to the meaning of the swap’s terms, and that there may be unfavorable interest rate changes. A Fund may also suffer losses if it is unable to terminate outstanding swaps or reduce its exposure through offsetting transactions.

Each Fund is party to International Swap Dealers Association, Inc. (ISDA) Master Agreements with select counterparties. These Agreements govern over-the-counter derivative transactions (including foreign exchanges) entered into by the Fund and those counterparties. ISDA Master Agreements typically include standard representations and warranties as well as provisions outlining the general obligations of the Fund and counterparties relating to collateral, events of default, termination events and other standard provisions. Termination events may include a decline in the Fund’s net asset value below a certain point over a certain period of time, as specified in the Schedule to the ISDA Master Agreement; such an event may entitle counterparties to terminate early and calculate related damages for some or all outstanding transactions under the Agreement’s damage calculation provisions. An election by a counterparty to terminate an ISDA Master Agreement could have a material impact on the Fund’s financial statements. Due to declines in the Fund’s net assets during the year ended May 31, 2009, one or more counterparties may be entitled to terminate early, although none has done so. The Schedule to the ISDA Master Agreement may give counterparties the right to require the Fund to post additional collateral as opposed to giving the counterparties the right to terminate the Agreement.

Interest Rate Swap Agreements Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. A Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

The following summarizes the contracts held as of May 31, 2009.

Global Bond Fund

The Fund uses interest rate swaps to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates and a substitute for securities purchased.

								Unamortized
				USD		Payments		Upfront	Unrealized
		Notional		Notional	Payments Made by	Received by	Maturity	Payment Paid	Appreciation
Fund	Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Market Value

Global Bond Fund
	Barclays Bank PLC	31,400,000	EUR	$41,608,141	6 Month EURIBOR	Fixed 2.500%	Sep 2011	$68,475	$78,992	$147,467
	Barclays Bank PLC	30,000,000	SEK	4,440,300	3 Month STIBOR	Fixed 4.500%	Mar 2014	(30,265)	314,251	283,986
	Barclays Bank PLC	2,200,000	USD	2,200,000	3 Month LIBOR	Fixed 3.100%	May 2016	-	-	-
	Deutsche Bank AG	1,800,000	EUR	2,320,829	6 Month EURIBOR	Fixed 3.000%	Sep 2011	5,106	16,731	21,837
	Deutsche Bank AG	49,600,000	AUD	31,877,918	3 Month BBR-BBSW	Fixed 4.500%	Jun 2012	20,171	(419,985)	(399,814)
	Deutsche Bank AG	4,600,000	EUR	6,045,552	6 Month EURIBOR	Fixed 3.000%	Sep 2012	25,699	-	25,699
	JP Morgan Chase Bank	28,900,000	EUR	38,295,391	6 Month EURIBOR	Fixed 3.000%	Sep 2012	193,411	153,957	347,368
	Morgan Stanley Capital Services, Inc.	18,500,000	USD	18,500,000	3 Month LIBOR	Fixed 4.000%	Dec 2019	(288,045)	154,888	(133,157)
	The Royal Bank of Scotland PLC	4,990,000,000	JPY	50,988,607	6 Month LIBOR	Fixed 1.500%	Dec 2013	1,386,892	1,453,861	2,840,753
	UBS AG	470,000,000	JPY	4,832,624	6 Month LIBOR	Fixed 1.500%	Jun 2018	102,449	80,464	182,913

				$201,109,362				$1,483,893	$1,833,159	$3,317,052

Investment Quality Bond Fund
The Fund uses interest rate swaps in order to hedge against anticipated interest rate changes and to manage the duration of the portfolio.
Investment Quality Bond Fund
	JP Morgan Chase Bank	2,480,000	USD	$2,480,000	Fixed 4.3175%	3 Month LIBOR	Dec 2028	-	($153,868)	($153,868)
	JP Morgan Chase Bank	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Mar 2039	-	96,340	96,340

				$3,405,000				-	($57,528)	($57,528)

Real Return Bond Fund
The Fund uses interest rate swaps to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates and a substitute for securities purchased.
Real Return Bond Fund
	Barclays Bank PLC	2,900,000	GBP	$5,443,740	6 Month LIBOR	Fixed 5.000%	Jun 2009	($1,090)	$40,080	$38,990
	Barclays Bank PLC	14,552,761	BRL	11,120,393	CDI	Fixed 10.680%	Jan 2012	(118,669)	(163,231)	(281,900)
	Barclays Bank PLC	5,500,000	EUR	6,645,650	FRCPXTOB	Fixed 2.138%	Jan 2016	-	54,834	54,834
	Barclays Bank PLC	3,000,000	GBP	6,094,947	UKRPI	Fixed 3.250%	Dec 2017	10,902	200,228	211,130
	BNP Paribas	2,200,000	EUR	2,614,040	FRCPXTOB	Fixed 2.040%	Feb 2011	-	97,195	97,195
	BNP Paribas	3,600,000	EUR	4,757,399	FRCPXTOB	Fixed 1.988%	Dec 2011	-	96,491	96,491
	Citibank N.A	2,000,000	EUR	2,884,700	FRCPXTOB	Fixed 2.110%	Nov 2012	-	37,560	37,560
	Credit Suisse International	5,600,000	GBP	10,819,479	6 Month LIBOR	Fixed 5.000%	Sep 2010	(66,783)	442,829	376,046
	Deutsche Bank AG	7,500,000	GBP	15,049,513	6 Month LIBOR	Fixed 6.000%	Mar 2010	54,520	525,593	580,113
	Goldman Sachs	2,600,000	EUR	3,799,248	6 Month EURIBOR	Fixed 4.500%	Mar 2011	(4,158)	203,323	199,165
	Goldman Sachs	2,600,000	GBP	5,131,100	UKRPI	Fixed 3.110%	Jan 2018	-	139,472	139,472
	JP Morgan Chase Bank	2,700,000	EUR	3,428,053	FRCPXTOB	Fixed 2.028%	Oct 2011	-	106,982	106,982
	JP Morgan Chase Bank	1,500,000	EUR	1,912,124	FRCPXTOB	fixed 2.353%	Oct 2016	-	(39,863)	(39,863)

Morgan Stanley Capital Services Inc.	6,059,390	BRL	4,763,208	CDI	Fixed 10.115%	Jan 2012	(104,417)	(155,432)	(259,849)
The Royal Bank of Scotland PLC	6,600,000	GBP	12,746,259	6 Month LIBOR	Fixed 5.000%	Sep 2010	(80,669)	521,906	441,237
The Royal Bank of Scotland PLC	4,900,000	GBP	9,764,581	UKRPI	Fixed 3.183%	Dec 2017	3,544	269,698	273,242
The Royal Bank of Scotland PLC	1,100,000	GBP	2,231,459	UKRPI	Fixed 3.440%	Sep 2027	-	1,586	1,586
UBS AG	2,300,000	EUR	2,908,693	FRCPXTOB	Fixed 2.095%	Oct 2011	-	104,815	104,815
UBS AG	1,600,000	EUR	2,029,041	FRCPXTOB	Fixed 2.350%	Oct 2016	-	(37,312)	(37,312)
UBS AG	1,600,000	EUR	2,029,041	Fixed 2.275%	FRCPXTOB	Oct 2016	-	12,391	12,391

			$116,172,668				($306,820)	$2,459,145	$2,152,325

Spectrum Income Fund
The Fund uses interest rate swaps to hedge against anticipated currency exchange rates and interest rates.

Spectrum Income Fund
JP Morgan Chase Bank	232,000,000	KRW	$250,256	3 Month CD-KSDA	Fixed 5.055%	Jun 2012	-	$8,938	$8,938
JP Morgan Chase Bank	592,000,000	KRW	636,559	3 Month CD-KSDA	Fixed 5.180%	Jun 2012	-	23,913	23,913

			$886,815				-	$32,851	$32,851

Total Return Fund
The Fund uses interest rate swaps to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates and a substitute for securities purchased.
Total Return Fund
Bank of America N.A.	2,600,000	USD	$2,600,000	Fixed 5.000%	3 Month LIBOR	Dec 2038	($192,995)	($291,813)	($484,808)
Barclays Bank PLC	5,800,000	GBP	11,414,329	6 Month LIBOR	Fixed 5.000%	Jun 2009	(6,419)	86,579	80,160
Barclays Bank PLC	6,013,391	BRL	3,248,431	CDI	Fixed 11.360%	Jan 2010	-	260	260
Barclays Bank PLC	104,100,000	USD	104,100,000	3 Month LIBOR	Fixed 3.000%	Feb 2011	(863,157)	4,615,797	3,752,640
Barclays Bank PLC	616,577	BRL	383,992	CDI	Fixed 10.600%	Jan 2012	-	(564)	(564)
Barclays Bank PLC	500,000	EUR	668,075	FRCPXTOB	Fixed 1.960%	Apr 2012	-	10,075	10,075
BNP Paribas	3,500,000	EUR	5,117,176	6 Month EURIBOR	Fixed 4.5%	Mar 2014	(50,823)	457,293	406,470
Citibank N.A	2,500,000	USD	2,500,000	Fixed 5.000%	3 Month LIBOR	Dec 2038	38,014	(504,176)	(466,162)
Credit Suisse International	1,100,000	GBP	2,144,835	6 Month LIBOR	Fixed 5.000%	Jun 2009	(841)	16,044	15,203
Credit Suisse International	13,600,000	USD	13,600,000	3 Month LIBOR	Fixed 4.000%	Jun 2011	515,032	193,566	708,598
Credit Suisse International	22,800,000	USD	22,800,000	Fixed 3.000%	3 Month LIBOR	Jun 2029	(1,401,611)	4,590,579	3,188,968
Deutsche Bank AG	2,500,000	AUD	1,774,875	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	6,798	(1,724)	5,074
Deutsche Bank AG	4,200,000	USD	4,200,000	3 Month LIBOR	Fixed 4.000%	Jun 2011	132,370	86,462	218,832
Deutsche Bank AG	3,600,000	AUD	2,543,400	6 Month BBR-BBSW	Fixed 5.000%	Jun 2013	13,615	(39,745)	(26,130)
Deutsche Bank AG	1,400,000	GBP	2,480,031	6 Month LIBOR	Fixed 5.000%	Mar 2014	682	191,532	192,214
Goldman Sachs Capital Markets LP	1,000,000	GBP	1,847,050	6 Month LIBOR	Fixed 5.250%	Mar 2014	(189)	156,431	156,242
HSBC Bank USA, N.A.	298,158	BRL	318,167	CDI	Fixed 14.765%	Jan 2012	2,831	17,762	20,593
HSBC Bank USA, N.A.	3,500,000	GBP	6,942,957	6 Month LIBOR	Fixed 5.000%	Sep 2013	31,993	438,779	470,772
HSBC Bank USA, N.A.	958,794	BRL	597,321	CDI	Fixed 10.610%	Jan 2012	-	(739)	(739)
JP Morgan Chase Bank, N.A.	411,051	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	-	(376)	(376)
Merrill Lynch Capital Services, Inc.	2,070,064	BRL	1,074,014	CDI	Fixed 12.948%	Jan 2010	132	42,449	42,581
Merrill Lynch Capital Services, Inc.	5,554,811	BRL	2,993,571	CDI	Fixed 11.430%	Jan 2010	-	5,388	5,388
Merrill Lynch Capital Services, Inc.	11,100,000	USD	11,100,000	3 Month LIBOR	Fixed 4.000%	Jun 2011	250,194	328,147	578,341
Merrill Lynch Capital Services, Inc.	5,035,226	BRL	3,936,605	CDI	Fixed 11.980%	Jan 2012	-	95,008	95,008

Merrill Lynch Capital Services, Inc.	954,107	BRL	1,012,701	CDI	Fixed 14.765%	Jan 2012	5,719	60,178	65,897
Merrill Lynch Capital Services, Inc.	5,400,000	USD	5,400,000	Fixed 5.000%	3 Month LIBOR	Dec 2038	(156,523)	(850,387)	(1,006,910)
Morgan Stanley Capital Services, Inc.	5,046,649	BRL	2,616,128	CDI	Fixed 12.780%	Jan 2010	237	91,662	91,899
				Brazil Cetip
Morgan Stanley Capital Services, Inc.	3,793,567	BRL	2,469,501	Interbank Deposit	Fixed 12.670%	Jan 2010	(2,631)	53,551	50,920
Morgan Stanley Capital Services, Inc.	3,600,000	USD	3,600,000	Fixed 5.000%	3 Month LIBOR	Dec 2038	73,150	(744,423)	(671,273)
The Royal Bank of Scotland PLC	199,000,000	USD	199,000,000	3 Month LIBOR	Fixed 3.150%	Dec 2010	-	7,647,796	7,647,796
The Royal Bank of Scotland PLC	101,000,000	USD	101,000,000	3 Month LIBOR	Fixed 3.000%	Feb 2011	(251,918)	3,892,808	3,640,890
The Royal Bank of Scotland PLC	2,700,000	USD	2,700,000	3 Month LIBOR	Fixed 4.000%	Jun 2011	61,776	78,902	140,678
The Royal Bank of Scotland PLC	2,000,000	EUR	2,667,001	FRCPXTOB	Fixed 1.955%	Mar 2012	-	38,480	38,480
The Royal Bank of Scotland PLC	3,400,000	EUR	4,534,240	FRCPXTOB	Fixed 1.950%	Mar 2012	-	63,237	63,237
The Royal Bank of Scotland PLC	2,500,000	GBP	4,617,624	6 Month LIBOR	Fixed 5.250%	Mar 2014	(1,891)	392,497	390,606
The Royal Bank of Scotland PLC	4,000,000	USD	4,000,000	Fixed 5.000%	3 Month LIBOR	Dec 2038	(272,459)	(473,400)	(745,859)
				Brazil Cetip
UBS AG	3,543,734	BRL	2,471,681	Interbank Deposit	Fixed 12.410%	Jan 2010	(3,320)	53,717	50,397
UBS AG	52,100,000	AUD	37,053,526	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	28,075	77,671	105,746
UBS AG	20,500,000	AUD	13,486,949	6 Month BBR-BBSW	Fixed 4.250%	Sep 2011	170,774	(68,686)	102,088
UBS AG	6,102,436	BRL	4,551,967	CDI	Fixed 10.575%	Jan 2012	(103,181)	20,124	(83,057)

			$599,822,140				($1,976,566)	$20,826,741	$18,850,175

Credit default swap agreements Credit default swaps (CDS) involve the exchange of a fixed -rate premium (paid by “the Buyer”) for protection against the loss in value of an underlying debt instrument, reference entity or index, in the event of a defined credit event (such as default or bankruptcy) . Under the terms of the swap, one party acts as a “guarantor” (the “Seller”), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the Seller agrees to remedies that are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. Each Fund may enter into CDS in which a Fund may act as the Buyer or Seller. By acting as the Seller, in circumstances in which a Fund does not hold offsetting cash equivalent positions equaling the notional amount of the swap, a Fund effectively incurs economic leverage because it would be obligated to pay the Buyer such notional amount in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

If a Fund is the Seller and a credit event occurs, the Fund will either pay to the Buyer the notional amount of the swap and take delivery of the reference obligation, other deliverable obligations, or securities comprising the reference index, or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or securities comprising the referenced index. If a Fund is the Buyer and a credit event occurs, the Fund will either receive an amount equal to the notional amount of the swap and deliver the reference obligation, other deliverable obligations, or securities comprising the referenced index, or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers, considering either industry standard recovery rates or entity specific factors and considerations, until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS on corporate issues, sovereign issues of an emerging country and asset-backed securities, involve the Buyer making a stream of payments to the Seller in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs on corporate issues, or sovereign issues of an emerging country and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest -to-deliver option (the Buyer’s right to choose the deliverable obligation with the lowest value following a credit event). Deliverable obligations on CDS on asset-backed securities would be limited to the specific reference obligation, as performance for asset-backed securities can vary. Prepayments, principal paydowns and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent. The Fund may use CDS on these types of securities to provide a measure of protection against the issuer’s default, or to take an active long or short position with respect to the likelihood of default.

CDS on credit indices involve the Buyer making a stream of payments to the Seller in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to represent some part of the credit market.

These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market, based on the sector of the index. Components of the indices include investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings. Credit indices are traded using CDS with standardized terms, including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every year, and for most indices, each name has an equal weight in the index. Each Fund may use CDS on credit indices to hedge a Fund’s exposure to CDS or bonds, which is less expensive than buying many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, are utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end, and are disclosed in the table below. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of May 31, 2009, for which the Fund is the Seller, are disclosed in the footnotes to the tables below. These potential amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same reference entity or entities.

The following summarizes the contracts that the Fund held as a Buyer of protection, as of May 31, 2009.

Global Bond Fund

The Fund uses credit default swaps to enhance potential gain, hedge against potential credit events, and gain exposure to security or credit indices.

							Unamortized
							Upfront
				USD	(Pay)/Receive		Payment	Unrealized
				Notional	Fixed	Maturity	Paid	Appreciation	Market
Counterparty	Reference Obligation	Notional Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Bank of America
N.A.	CBS Corp.	1,800,000	USD	$1,800,000	(1.000)%	Jun 2019	$235,409	$136,247	$371,656

Bank of America
N.A.	CDX.NA.IG.8	7,027,200	USD	7,027,200	(0.600)%	Jun 2017	86,631	421,334	507,965

Bank of America
N.A.	Dow Jones CDX.NA.IG.7	5,443,200	USD	5,443,200	(0.650)%	Dec 2016	(30,275)	314,182	283,907

Bank of America
N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	-	(63,175)	(63,175)

Bank of America
N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	-	131,595	131,595

Bank of America
N.A.	McKesson Corp.	600,000	USD	600,000	(0.380)%	Mar 2017	-	(177)	(177)

Bank of America
N.A.	Rio Tinto Alcan, Inc.	700,000	USD	700,000	(0.290)%	Mar 2011	-	3,718	3,718

Bank of America
N.A.	The Home Depot, Inc.	1,000,000	USD	1,000,000	(1.100)%	Mar 2016	-	(10,902)	(10,902)

Bank of America
N.A.	UBS AG	5,100,000	USD	5,100,000	(2.280)%	Jun 2018	-	(371,560)	(371,560)

Bank of America
N.A.	Viacom, Inc.	600,000	USD	600,000	(3.200)%	Jun 2011	-	(24,947)	(24,947)

Bank of America
N.A.	Vivendi	2,000,000	USD	2,000,000	(1.280)%	Jun 2013	-	(6,223)	(6,223)

Bank of America
N.A.	Xstrata Canada Corp.	3,000,000	USD	3,000,000	(0.910)%	Jun 2012	-	201,723	201,723

Barclays Bank PLC	CDX.NA.IG.8	3,123,200	USD	3,123,200	(0.600)%	Jun 2017	97,777	187,259	285,036

Barclays Bank PLC	CDX.NA.IG.8	21,569,600	USD	21,569,600	(0.600)%	Jun 2017	237,030	1,293,264	1,530,294

Barclays Bank PLC	Citigroup, Inc.	6,000,000	USD	6,000,000	(0.870)%	Jun 2018	-	755,889	755,889

	Itraxx Europe Hivol Series 6
Barclays Bank PLC	Version 1	1,200,000	EUR	1,591,050	(0.850)%	Dec 2016	(6,735)	144,006	137,271

Barclays Bank PLC	Norfolk Southern	2,000,000	USD	2,000,000	(0.450)%	Sep 2014	-	(1,398)	(1,398)

Barclays Bank PLC	Southwest Airlines Company	500,000	USD	500,000	(0.640)%	Mar 2017	-	25,662	25,662

Barclays Bank PLC	Wachovia Bank	400,000	USD	400,000	(2.700)%	Sep 2013	-	(25,940)	(25,940)

Barclays Bank PLC	Wells Fargo & Company	1,400,000	USD	1,400,000	(1.030)%	Sep 2018	-	(7,490)	(7,490)

Barclays Bank PLC	XL Capital, Ltd.	300,000	USD	300,000	(0.310)%	Mar 2012	-	31,774	31,774

BNP Paribas	D.R. Horton, Inc.	800,000	USD	800,000	(4.030)%	Jun 2011	-	(27,392)	(27,392)

	JP Morgan Chase &
BNP Paribas	Company	1,800,000	USD	1,800,000	(0.737)%	Mar 2018	-	12,222	12,222

	The Bear Stearns
BNP Paribas	Companies, Inc.	2,000,000	USD	2,000,000	(2.180)%	Mar 2018	-	(204,697)	(204,697)

BNP Paribas	Vivendi	800,000	USD	800,000	(1.743)%	Jun 2013	-	(17,699)	(17,699)

BNP Paribas	Vivendi	800,000	USD	800,000	(1.780)%	Jun 2013	-	(18,886)	(18,886)

BNP Paribas	Vivendi	700,000	USD	700,000	(1.820)%	Jun 2013	-	(17,549)	(17,549)

Citibank N.A	Autozone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	-	(1,215)	(1,215)

Citibank N.A	HSBC Finance Corp.	1,700,000	USD	1,700,000	(0.430)%	Mar 2014	-	239,743	239,743

Citibank N.A	Nabors Industries, Inc.	2,000,000	USD	2,000,000	(0.820)%	Mar 2018	-	65,726	65,726

Citibank N.A	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	-	2,566	2,566

Citibank N.A	Sara Lee Corp.	500,000	USD		(0.330)%	Sep 2011	-	111	111

				500,000

Credit Suisse
International	Johnson Controls, Inc.	600,000	USD	600,000	(0.240)%	Mar 2011	-	22,489	22,489

Credit Suisse
International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	-	79,911	79,911

Credit Suisse
International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	-	18,964	18,964

Deutsche Bank AG	ACE, Ltd.	300,000	USD	300,000	(0.390)%	Jun 2014	-	11,020	11,020

Deutsche Bank AG	Altria Group, Inc.	2,000,000	USD	2,000,000	(1.455)%	Mar 2019	-	(75,659)	(75,659)

Deutsche Bank AG	Bank of America Corp.	700,000	USD	700,000	(1.720)%	Dec 2013	-	(6,970)	(6,970)

Deutsche Bank AG	CDX.NA.IG.12	9,300,000	USD	9,300,000	(1.000)%	Jun 2014	364,801	143,141	507,942

Deutsche Bank AG	CDX.NA.IG.8	9,174,400	USD	9,174,400	(0.600)%	Jun 2017	56,175	550,074	606,249

Deutsche Bank AG	CDX.NA.IG.9	5,172,800	USD	5,172,800	(0.800)%	Dec 2017	170,954	267,716	438,670

Deutsche Bank AG	Citigroup, Inc.	1,800,000	USD	1,800,000	(1.336)%	Sep 2018	-	172,354	172,354

	JP Morgan Chase &
Deutsche Bank AG	Company	400,000	USD	400,000	(0.720)%	Mar 2018	-	3,230	3,230

	Nationwide Health Properties,
Deutsche Bank AG	Inc.	600,000	USD	600,000	(0.620)%	Sep 2011	-	42,631	42,631

	Tate & Lyle Public Limited
Deutsche Bank AG	Company	300,000	USD	300,000	(0.510)%	Dec 2014	-	14,101	14,101

Goldman Sachs
International	CDX.NA.IG.10	12,297,600	USD	12,297,600	(1.500)%	Jun 2018	(373,790)	31,051	(342,739)

Goldman Sachs
International	CDX.NA.IG.12	8,600,000	USD	8,600,000	(1.000)%	Jun 2019	392,869	129,375	522,244

JP Morgan Chase
Bank	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	-	34,904	34,904

JP Morgan Chase
Bank	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	-	34,904	34,904

JP Morgan Chase	ITRAXX EUROPE HIVOL
Bank	SERIES 6 VERSION 1	300,000	EUR	398,865	(0.850)%	Dec 2016	(1,678)	36,001	34,323

JP Morgan Chase
Bank	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	-	2,906	2,906

JP Morgan Chase
Bank	Nisource Finance Corp.	200,000	USD	200,000	(0.620)%	Sep 2014	-	18,317	18,317

JP Morgan Chase
Bank	Sabre Holdings Corp.	700,000	USD	700,000	(0.930)%	Sep 2011	-	184,459	184,459

JP Morgan Chase
Bank	Sprint Nextel Corp.	1,000,000	USD	1,000,000	(1.065)%	Dec 2016	-	110,439	110,439

Merrill Lynch Capital	American General Finance
Services, Inc.	Corp.	2,000,000	USD	2,000,000	(1.370)%	Dec 2017	-	964,952	964,952

Merrill Lynch Capital
Services, Inc.	Boston Scientific Corp.	700,000	USD	700,000	(0.510)%	Jun 2011	-	7,629	7,629

Morgan Stanley
Capital Services, Inc.	CDX.NA.IG.12	11,300,000	USD	11,300,000	(1.000)%	Jun 2014	433,653	173,924	607,577

Morgan Stanley
Capital Services, Inc.	Motorola, Inc.	700,000	USD	700,000	(0.725)%	Dec 2017	-	58,449	58,449

Morgan Stanley
Capital Services, Inc.	Simon Property Group, LP	1,000,000	USD	1,000,000	(1.047)%	Jun 2016	-	62,693	62,693

The Royal Bank of
Scotland PLC	CVS Caremark Corp.	700,000	USD	700,000	(0.550)%	Sep 2011	-	(995)	(995)

The Royal Bank of
Scotland PLC	Daimler Chrysler AG	300,000	USD	300,000	(0.620)%	Sep 2011	-	6,966	6,966

The Royal Bank of	The Bear Stearns
Scotland PLC	Companies, Inc.	2,400,000	USD	2,400,000	(2.223)%	Mar 2018	-	(253,442)	(253,442)

UBS AG	BAE Systems PLC	700,000	USD	700,000	(0.140)%	Dec 2011	-	14,844	14,844

UBS AG	Capital One Financial Corp.	600,000	USD	600,000	(0.350)%	Sep 2011	-	20,149	20,149

	JP Morgan Chase &
UBS AG	Company	1,200,000	USD	1,200,000	(0.730)%	Mar 2018	-	8,783	8,783

	American Electric Power
Wachovia Bank N.A.	Company, Inc.	2,000,000	USD	2,000,000	(0.450)%	Jun 2015	-	20,277	20,277

				$160,497,915			$1,662,821	$6,077,358	$7,740,179

Investment Quality Bond Fund

The Fund uses credit default swaps to hedge against potential credit events and to gain exposure to security or credit indices

Goldman Sachs
International	Macy’s, Inc.	500,000	USD	$500,000	(0.027)%	Sep 2013	-	($2,232)	($2,232)

UBS Securities, LLC	Cytec Industries, Inc.	475,000	USD	475,000	(0.016)%	Dec 2013	-	11,948	11,948

	Everest Reinsurance
UBS Securities, LLC	Holdings, Inc.	600,000	USD	600,000	(0.018)%	Dec 2013	-	(18,722)	(18,722)

				$1,575,000			-	($9,006)	($9,006)

Real Return Bond Fund

The Fund uses credit default swaps to enhance potential gain, hedge against potential credit events, and gain exposure to security or credit indices.

Bank of America N.A.	YUM! Brands, Inc	2,000,000	USD	$2,000,000	(1.245)%	Mar 2018	-	($83,540)	($83,540)

	The Black & Decker
Barclays Bank PLC	Corp.	1,000,000	USD	1,000,000	(1.180)%	Dec 2014	-	8,917	8,917

	International Lease
BNP Paribas	Finance Corp.	600,000	USD	600,000	(1.600)%	Dec 2013	-	136,843	136,843

Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	64,022	64,022

Citibank N.A	Omnicom Group, Inc	1,250,000	USD	1,250,000	(0.940)%	Jun 2016	-	(6,592)	(6,592)

Deutsche Bank AG	CDX.NA.IG.12	61,600,000	USD	61,600,000	(1.000)%	Jun 2014	2,157,141	948,118	3,105,259

Deutsche Bank AG	Home Depot, Inc.	1,250,000	USD	1,250,000	(1.565)%	Mar 2016	-	(49,604)	(49,604)

						Sep
Deutsche Bank AG	Macy's, Inc	1,000,000	USD	1,000,000	(2.100)%	2017	-	10,769	10,769

Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	14,301	14,301

Goldman Sachs Group, Inc.	CDX.NA.IG.12	33,300,000	USD	33,300,000	(1.000)%	Jun 2014	842,124	512,538	1,354,662

	Qwest Capital Funding,					Sep
JP Morgan Chase Bank	Inc.	1,000,000	USD	1,000,000	(3.250)%	2009	-	736	736

Merrill Lynch Capital
Services, Inc.	CDX.NA.IG.9	22,350,400	USD	22,350,400	(0.600)%	Dec 2012	1,298,059	937,187	2,235,246

Morgan Stanley Capital
Services Inc.	CDX.NA.IG.12	14,100,000	USD	14,100,000	(1.000)%	Jun 2014	527,538	216,848	744,386

Morgan Stanley Capital
Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	-	(13,093)	(13,093)

Morgan Stanley Capital
Services, Inc.	Target Corp.	1,000,000	USD	1,000,000	(1.200)%	Mar 2018	-	(43,655)	(43,655)

The Royal Bank of Scotland
PLC	Macy's, Inc	1,000,000	USD	1,000,000	(2.111)%	Dec 2016	-	12,467	12,467

				$145,950,400			$4,824,862	$2,666,262	$7,491,124

Spectrum Income Fund

The Fund uses credit default swaps to hedge against potential credit events.

JP Morgan Chase
Bank	United Utilities PLC	100,000	EUR	$148,715	(0.240)%	Mar 2013	-	($2,073)	($2,073)
JP Morgan Chase
Bank	Rentokil Initial PLC	50,000	EUR	75,908	(2.580)%	Mar 2013	-	(1,174)	(1,174)
JP Morgan Chase
Bank	Electrolux AB	75,000	EUR	118,661	(1.180)%	Jun 2013	-	(1,471)	(1,471)
JP Morgan Chase	British Telecommunications
Bank	PLC	40,000	EUR	51,938	(1.760)%	Mar 2014	-	121	121

				$395,222			-	($4,597)	($4,597)

Total Return Fund

The Fund uses credit default swaps to enhance potential gain, hedge against potential credit events, and gain exposure to security or credit indices.

Deutsche Bank AG	CDX.NA.IG.12	2,200,000	USD	$2,200,000	(1.000)%	Jun 2014	$73,646	($39,785)	$33,861
Merrill Lynch
International	CDX.NA.HY.12	7,326,000	USD	7,326,000	(5.000)%	Jun 2014	1,739,390	(458,131)	1,281,259

				$9,526,000			$1,813,036	($497,916)	$1,315,120

The following summarizes the contracts that the Fund held as a Seller of protection, as of May 31, 2009.

Global Bond Fund

The Fund uses credit default swaps to enhance potential gain, to take a long position in the exposure of the benchmark credit and to gain exposure to security or credit index.

								Upfront
		Implied Credit			USD			Payment	Unrealized
	Reference	Spread at 5-31-	Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Counterparty	Obligation	2009	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

	General Electric
Barclays Bank PLC	Capital Corp.	4.29%	5,000,000	USD	$5,000,000	5.000%	Jun 2014	$208,514	($48,611)	$159,903

Credit Suisse International	ABX.HE.AA.06-1	n/a	800,000	USD	800,000	0.320%	Jul 2045	(282,763)	(626,000)	(908,763)
							May
Deutsche Bank AG	ABX.HE.AAA.06-2	n/a	998,558	USD	998,558	0.110%	2046	(367,331)	(668,927)	(1,036,258)

	Federative Republic
JP Morgan Chase Bank	of Brazil	1.19%	1,700,000	USD	1,700,000	1.345%	Aug 2011	-	12,342	12,342
	Federative Republic
Merrill Lynch International	of Brazil	1.19%	2,000,000	USD	2,000,000	1.340%	Aug 2011	-	14,272	14,272
Morgan Stanley Capital	Federative Republic
Services, Inc.	of Brazil	1.19%	4,100,000	USD	4,100,000	1.380%	Aug 2011	-	33,325	33,325

					$14,598,558			($441,580)	($1,283,599)	($1,725,179)

Real Return Bond Fund

The Fund uses credit default swaps to enhance potential gain, to take a long position in the exposure of the benchmark credit and to gain exposure to security or credit index.

	Ford Motor Credit
Barclays Bank PLC	Company LLC	8.55%	500,000	USD	$500,000	3.800%	Sep 2012	-	($60,687)	($60,687)
	General Electric
Barclays Bank PLC	Capital Corp.	4.43%	300,000	USD	300,000	1.010%	Mar 2013	-	(32,817)	(32,817)

Citibank N.A	Citi Group, Inc.	11.47%	2,000,000	USD	2,000,000	5.000%	Dec 2013	(394,246)	(358,925)	(753,171)
	General Electric
Citibank N.A	Capital Corp.	4.41%	8,600,000	USD	8,600,000	3.725%	Dec 2013	-	(154,931)	(154,931)

					$11,400,000			($394,246)	($607,360)	($1,001,606)

Total Return Fund

The Fund uses credit default swaps to enhance potential gain, to take a long position in the exposure of the benchmark credit and to gain exposure to security or credit index.

Bank of America N.A.	General Motors Corp.	169.27%	5,000,000	USD	$5,000,000	8.950%	Mar 2013	-	($4,161,603)	($4,161,603)
Barclays Bank PLC	CDX.NA.IG.9	n/a	15,070,411	USD	15,070,411	0.758%	Dec 2012	-	166,438	166,438

	Ford Motor Credit
Barclays Bank PLC	Company LLC	8.55%	2,500,000	USD	2,500,000	4.150%	Sep 2012	-	(277,820)	(277,820)

Barclays Bank PLC	GAZPROM	4.65%	5,300,000	USD	5,300,000	1.600%	Dec 2012	-	(468,876)	(468,876)
	General Electric
Barclays Bank PLC	Capital Corp.	4.45%	3,900,000	USD	3,900,000	0.620%	Mar 2011	-	(249,944)	(249,944)
	General Electric
Barclays Bank PLC	Capital Corp.	4.45%	3,900,000	USD	3,900,000	0.640%	Dec 2012	-	(452,696)	(452,696)

Barclays Bank PLC	GMAC LLC	8.30%	2,500,000	USD	2,500,000	3.650%	Sep 2012	-	(298,459)	(298,459)

Barclays Bank PLC	GMAC LLC	8.30%	1,300,000	USD	1,300,000	4.800%	Sep 2012	-	(111,297)	(111,297)

Barclays Bank PLC	SLM Corp.	12.32%	300,000	USD	300,000	5.100%	Jun 2009	-	1,709	1,709

BNP Paribas	General Motors Corp.	172.92%	200,000	USD	200,000	4.800%	Dec 2012	-	(172,416)	(172,416)

Citibank N.A	CDX.NA.HY.8	n/a	5,844,900	USD	5,844,900	0.355%	Jun 2012	-	(371,983)	(371,983)

Citibank N.A	CDX.NA.HY.8	n/a	4,870,750	USD	4,870,750	0.360%	Jun 2012	-	(309,274)	(309,274)

Citibank N.A	CDX.NA.HY.8	n/a	1,363,810	USD	1,363,810	0.401%	Jun 2012	-	(84,963)	(84,963)

Citibank N.A	CDX.NA.HY.8	n/a	600,000	USD	600,000	2.179%	Jun 2012	-	(140,301)	(140,301)
	General Electric
Citibank N.A	Capital Corp.	3.96%	200,000	USD	200,000	1.100%	Mar 2010	-	(4,128)	(4,128)
	General Electric
Citibank N.A	Capital Corp.	3.96%	100,000	USD	100,000	1.150%	Mar 2010	-	(2,014)	(2,014)
	General Electric
Citibank N.A	Capital Corp.	4.41%	1,000,000	USD	1,000,000	5.000%	Jun 2011	($47,951)	69,619	21,668
	General Electric
Citibank N.A	Capital Corp.	4.41%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(45,479)	67,147	21,668
	General Electric
Citibank N.A	Capital Corp.	4.41%	600,000	USD	600,000	4.325%	Dec 2013	-	3,458	3,458

Citibank N.A	General Motors Corp.	172.92%	500,000	USD	500,000	4.600%	Dec 2012	-	(431,765)	(431,765)
	Berkshire Hathaway,
Deutsche Bank AG	Inc.	2.77%	1,600,000	USD	1,600,000	0.850%	Mar 2013	-	(102,365)	(102,365)

Deutsche Bank AG	CDX.NA.IG.10	n/a	1,944,569	USD	1,944,569	0.530%	Jun 2013	-	6,575	6,575

Deutsche Bank AG	CDX.NA.IG.9	n/a	9,917,303	USD	9,917,303	0.708%	Dec 2012	-	91,866	91,866
	Ford Motor Credit
Deutsche Bank AG	Company LLC	8.55%	1,000,000	USD	1,000,000	5.650%	Sep 2012	-	(67,219)	(67,219)
	General Electric
Deutsche Bank AG	Capital Corp.	4.50%	500,000	USD	500,000	1.500%	Sep 2011	-	(30,377)	(30,377)
	United Mexican
Deutsche Bank AG	States	0.90%	1,000,000	USD	1,000,000	2.850%	Dec 2009	-	24,366	24,366
Goldman Sachs International	CDX.NA.IG.10	n/a		USD	2,430,711	0.463%	Jun 2013	-	1,687

			2,430,711							1,687

Goldman Sachs International	CDX.NA.IG.9	n/a	875,056	USD	875,056	0.548%	Dec 2017	-	4,693	4,693
	General Electric
Goldman Sachs International	Capital Corp.	3.96%	500,000	USD	500,000	0.830%	Dec 2009	-	(7,906)	(7,906)

JP Morgan Chase Bank	CDX.NA.IG.9	n/a	1,944,569	USD	1,944,569	0.553%	Dec 2017	-	11,127	11,127

Merrill Lynch International	CDX.NA.HY.8	n/a	1,300,000	USD	1,300,000	1.833%	Jun 2012	-	(316,893)	(316,893)
	General Electric
Merrill Lynch International	Capital Corp.	3.96%	4,300,000	USD	4,300,000	1.080%	Dec 2009	-	(59,758)	(59,758)

Merrill Lynch International	GMAC LLC	10.81%	3,200,000	USD	3,200,000	1.850%	Sep 2009	-	(77,371)	(77,371)
Morgan Stanley Capital
Services, Inc.	CDX.NA.HY.8	n/a	1,300,000	USD	1,300,000	2.080%	Jun 2012	-	(307,678)	(307,678)
Morgan Stanley Capital
Services, Inc.	CDX.NA.IG.9	n/a	3,900,000	USD	3,900,000	0.963%	Dec 2012	-	8,521	8,521
Morgan Stanley Capital	Federative Republic
Services, Inc.	of Brazil	1.64%	900,000	USD	900,000	1.660%	Mar 2013	-	3,655	3,655
Morgan Stanley Capital
Services, Inc.	GAZPROM	4.63%	1,000,000	USD	1,000,000	2.180%	Feb 2013	-	(73,867)	(73,867)
The Royal Bank of Scotland	General Electric
PLC	Capital Corp.	3.95%	600,000	USD	600,000	1.100%	Sep 2009	-	(4,032)	(4,032)
The Royal Bank of Scotland
PLC	Republic of Indonesia	2.18%	2,000,000	USD	2,000,000	0.450%	Jun 2009	-	(451)	(451)

UBS AG	GAZPROM	4.63%	1,000,000	USD	1,000,000	2.180%	Feb 2013	-	(73,868)	(73,868)

					$97,262,079			($93,430)	($8,198,463)	($8,291,893)

Currency symbols are
BA-CDOR	Bankers' Acceptances-Canadian Deposit Offering Rate	defined as follows:
Australian
BBR	Bank Bill Rate	AUD	Dollar
BBSW	Bank Bill Swap Rate	BRL	Brazilian Real
Canadian
CDI	Brazil Interbank Deposit Rate	CAD	Dollar
CMS	Constant Maturity Swap	EUR	Euro
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	GBP	British Pound
EURIBOR	Euro Interbank Offered Rate	JPY	Japanese Yen
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index	KRW	Korean Won
LIBOR	London Interbank Offered Rate	MXN	Mexican Peso
UKRPI	United Kingdom Retail Price Index	SEK	Swedish Krona
3M KW-CDC	3 months Korean Won	USD	U.S. Dollar

Forward Foreign Currency Contracts Each Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, each Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency.

Transaction hedging involves entering into a forward currency transaction which generally arises in connection with the purchase or sale of an investment or receipt of income. Position hedging involves entering into a currency transaction with respect to a Fund’s securities denominated or generally quoted in a specific currency. A Fund utilizes currency cross hedging by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or expects to have an exposure. Each Fund may engage in proxy hedging in order to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its portfolio securities. Proxy hedging is often used when it is generally difficult to hedge a currency to which a Fund is exposed against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some of the Fund’s securities are (or are expected to be) denominated, and to buy dollars. The amount of the contract would not exceed the market value of a Fund’s portfolio securities denominated in linked currencies.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. A Fund could be exposed to risk if the value of the currency declines in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

Additionally, a Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, a fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that a fund will succeed in pursuing contractual remedies. Thus, a Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

The following summarizes the foreign currency exchange contracts held as of May 31, 2009:

Global Bond Fund

The Fund uses forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

				Unrealized
	Principal Amount Covered by	Principal Amount Covered by		Appreciation
Currency	Contract	Contract (USD)	Settlement Date	(Depreciation)

Buys

Australian Dollar	312,000	$236,040	6/4/2009	$13,803
Australian Dollar	295,000	228,216	6/11/2009	7,892
Brazilian Real	81,530	37,745	6/2/2009	3,691
Brazilian Real	81,530	41,323	6/2/2009	113
Brazilian Real	1,399,467	683,000	8/4/2009	18,440
Brazilian Real	1,401,174	684,000	8/4/2009	18,296
Canadian Dollar	5,114,539	4,225,178	6/8/2009	459,791
Canadian Dollar	164,000	149,369	6/8/2009	857
Chilean Peso	112,100,000	194,079	11/19/2009	5,711
Chinese Yuan Renminbi	981,648	153,000	7/15/2009	(8,971)
Chinese Yuan Renminbi	1,449,630	210,000	9/8/2009	3,083
Chinese Yuan Renminbi	1,388,200	200,000	9/8/2009	4,053
Chinese Yuan Renminbi	6,444,215	930,000	9/8/2009	17,243
Chinese Yuan Renminbi	2,912,175	420,000	9/8/2009	8,064
Chinese Yuan Renminbi	1,173,510	170,000	9/8/2009	2,496

Chinese Yuan Renminbi	6,521,690	1,057,000	5/17/2010	(83,633)
Chinese Yuan Renminbi	7,353,720	1,188,000	5/17/2010	(90,452)
Danish Krone	1,258,000	220,578	6/4/2009	18,236
Danish Krone	19,058,000	3,206,258	6/4/2009	411,636
Euro	2,063,000	2,892,314	6/15/2009	23,844
Euro	2,429,000	3,309,576	6/15/2009	123,941
Euro	8,425,000	11,588,901	6/15/2009	320,274
Euro	59,916,000	81,617,695	6/15/2009	3,076,684
Hungarian Forint	127,146	618	10/20/2009	-
Japanese Yen	198,267,000	2,074,357	6/4/2009	6,584
Japanese Yen	96,130,679	1,017,267	6/4/2009	(8,313)
Japanese Yen	3,789,228,000	38,135,662	6/4/2009	1,634,749
Japanese Yen	426,302,791	4,490,479	6/4/2009	(16,154)
Japanese Yen	76,202,677	767,000	6/4/2009	32,797
Japanese Yen	992,599,000	10,330,967	6/4/2009	87,005
Japanese Yen	9,783,692,000	99,834,889	6/4/2009	2,851,319
Japanese Yen	90,000,000	913,446	6/4/2009	31,163
Japanese Yen	59,290,866	459,000	6/15/2009	7,206
Malaysian Ringgit	830,918	226,100	8/12/2009	11,085
Malaysian Ringgit	642,182	175,916	8/12/2009	7,394
Malaysian Ringgit	741,231	201,888	8/12/2009	9,696
Philippine Peso	10,681,782	221,476	8/6/2009	3,085
Philippine Peso	6,804,550	140,300	8/6/2009	2,750
Philippine Peso	4,530,903	93,740	8/6/2009	1,512
Philippine Peso	1,600,000	35,746	12/24/2010	(3,392)
Pound Sterling	14,295,000	22,142,979	7/2/2009	959,457
Pound Sterling	650,000	1,049,391	7/2/2009	1,087
Pound Sterling	2,135,000	3,347,861	7/2/2009	102,555
South Korean Won	6,203,790	4,600	7/30/2009	383
South Korean Won	10,607,110	7,900	7/30/2009	620
South Korean Won	6,170,900	4,600	7/30/2009	357
South Korean Won	1,929,511	1,442	7/30/2009	108
Swedish Krona	14,692,000	1,598,112	6/4/2009	343,465
Taiwan Dollar	249,380	7,400	8/10/2009	344
Taiwan Dollar	87,711	2,616	8/10/2009	108
Taiwan Dollar	114,102	3,392	8/10/2009	151
Taiwan Dollar	234,045	7,000	8/10/2009	268

		$300,938,416		$10,422,481

Sells

Australian Dollar	315,000	$232,561	6/11/2009	($19,554)
Australian Dollar	4,748,943	3,730,983	6/29/2009	(64,837)
Brazilian Real	81,530	41,323	6/2/2009	(113)
Brazilian Real	81,530	42,854	6/2/2009	1,418
Brazilian Real	81,530	37,186	8/4/2009	(3,679)
Canadian Dollar	613,000	526,232	6/8/2009	(35,282)
Canadian Dollar	6,145,000	5,113,504	6/8/2009	(515,377)
Chilean Peso	100,207,200	172,741	11/19/2009	(5,853)
Chinese Yuan Renminbi	329,718	47,238	7/15/2009	(1,139)
Chinese Yuan Renminbi	651,930	93,000	7/15/2009	(2,652)
Chinese Yuan Renminbi	13,367,730	1,893,446	9/8/2009	(71,492)
Chinese Yuan Renminbi	13,875,410	1,932,508	5/17/2010	(138,407)
Euro	459,000	59,290,866	6/15/2009	(33,642)
Euro	5,923,000	8,006,593	6/15/2009	(365,875)
Euro	2,364,000	3,202,700	6/15/2009	(138,937)
Euro	766,000	1,084,461	6/15/2009	1,681
Euro	33,000	45,846	6/15/2009	(802)
Euro	4,075,000	5,715,880	6/15/2009	(44,344)
Euro	10,277,000	14,477,878	6/15/2009	(49,196)
Indian Rupee	105,620	2,000	7/6/2009	(234)
Indian Rupee	105,140	2,000	7/6/2009	(224)
Indian Rupee	93,591	1,796	7/6/2009	(184)
Japanese Yen	5,100,000	53,775	6/4/2009	248
Japanese Yen	9,660,000	99,736	6/4/2009	(1,652)
Japanese Yen	48,019,000	492,533	6/4/2009	(11,458)
Malaysian Ringgit	2,183,083	615,296	8/12/2009	(7,864)
Mexican Peso	329,090	22,079	11/27/2009	(2,279)
Philippine Peso	21,254,940	441,532	8/6/2009	(5,306)
Philippine Peso	1,600,000	33,106	12/24/2010	752
Pound Sterling	1,763,000	2,700,387	7/2/2009	(148,833)
Singapore Dollar	5,454	3,584	7/30/2009	(192)
South African Rand	92,876	9,520	11/18/2009	(1,817)

		$110,165,144		($1,667,125)

Global Real Estate Fund
The Fund uses foreign forward currency contracts to hedge against anticipated currency exchange rates.

Buys

Euro	4,587,000	$6,457,156	6/30/2009	$26,027
Japanese Yen	187,000,000	2,335,175	6/30/2009	(4,151)

Pound Sterling	1,442,000	1,967,489	6/30/2009	(4,712)

		$10,759,820		$17,164

Sells

Australian Dollar	35,552,000	$27,229,277	6/30/2009	($1,185,255)
Canadian Dollar	11,290,000	9,862,329	6/30/2009	(481,170)
Euro	21,443,000	29,524,009	6/30/2009	(783,141)
Japanese Yen	23,997,000	67,276,082	6/30/2009	669,564
Pound Sterling	6,344,000,000	37,616,497	6/30/2009	(1,165,824)
Singapore Dollar	4,043,000	14,896,778	6/30/2009	(164,593)
Swedish Krona	21,756,000	535,419	6/30/2009	1,171

		$186,940,391		($3,109,248)

High Income Fund
The Fund uses foreign forward currency contracts to hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Sells

Canadian Dollar	3,200,000	$2,582,103	6/30/2009	($349,624)
Pound Sterling	595,000	859,299	6/30/2009	(102,300)

		$3,441,402		($451,924)

International Equity Index Fund
The Fund use forward foreign currency contracts to gain exposure to foreign currencies and a substitute for a securities purchase.

Buys

Australian Dollar	1,000,000	$658,470	6/26/2009	$141,006
Canadian Dollar	1,000,000	788,208	6/26/2009	127,928
Euro	2,000,000	2,607,300	6/26/2009	219,555
Hong Kong Dollar	1,000,000	1,413,930	6/26/2009	(50)
Japanese Yen	200,000,000	129,081	6/26/2009	62,126
Pound Sterling	1,000,000	2,037,594	6/26/2009	202,226
Swedish Krona	3,000,000	356,286	6/26/2009	40,143

		$7,990,869		$792,934

Investment Quality Bond Fund
The Fund uses foreign forward currency contracts to hedge against anticipated currency exchange rates and to gain exposure to foreign currencies.

Buys

Australian Dollar	1,910,000	$1,365,268	6/17/2009	$162,750
Brazilian Real	898,000	393,860	6/17/2009	60,916
Czech Koruna	1,502,000	73,054	6/17/2009	5,745
Czech Koruna	9,482,000	461,411	6/17/2009	36,041
Czech Koruna	11,016,000	558,748	6/17/2009	19,182
Mexican Peso	3,825,000	289,323	6/17/2009	383
Mexican Peso	4,250,000	321,403	6/17/2009	494
Mexican Peso	4,462,000	337,519	6/17/2009	434
Mexican Peso	4,463,000	337,543	6/17/2009	486
Singapore Dollar	1,900,000	1,305,169	6/17/2009	10,233

		$5,443,298		$296,664

Sells

Australian Dollar	1,910,000	$1,197,570	6/17/2009	($330,448)
Brazilian Real	1,010,000	499,185	6/17/2009	(12,311)
Brazilian Real	2,246,000	921,665	6/17/2009	(215,780)
Czech Koruna	5,500,000	251,199	6/17/2009	(37,347)
Czech Koruna	16,500,000	757,054	6/17/2009	(108,582)
Singapore Dollar	950,000	629,806	6/17/2009	(27,895)
Singapore Dollar	950,000	622,900	6/17/2009	(34,801)

		$4,879,379		($767,164)

Real Return Bond Fund
The Fund uses forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

Buys

Australian Dollar	3,341,000	$2,466,627	6/11/2009	$207,394
Brazilian Real	11,269,955	4,756,820	6/2/2009	970,947
Brazilian Real	745,498	340,022	8/4/2009	33,636
Canadian Dollar	25,000	21,931	6/8/2009	969
Chinese Yuan Renminbi	8,004,362	1,242,000	7/15/2009	(67,589)
Chinese Yuan Renminbi	7,051,536	1,080,000	7/15/2009	(45,389)
Chinese Yuan Renminbi	9,778,800	1,450,000	9/8/2009	(12,602)
Chinese Yuan Renminbi	2,964,635	430,000	9/8/2009	5,775
Chinese Yuan Renminbi	10,264,560	1,520,000	9/8/2009	(11,200)
Chinese Yuan Renminbi	1,856,775	273,800	3/29/2010	2,512
Chinese Yuan Renminbi	214,700	31,774	3/29/2010	176

Chinese Yuan Renminbi	1,527,578	226,140	3/29/2010	1,183
Chinese Yuan Renminbi	5,504,305	816,065	3/29/2010	3,047
Chinese Yuan Renminbi	1,469,600	217,300	3/29/2010	1,396
Chinese Yuan Renminbi	13,700	2,027	3/29/2010	12
Euro	372,000	505,085	6/15/2009	20,757
Euro	427,000	588,011	6/15/2009	15,576
Japanese Yen	432,469,000	4,524,681	6/4/2009	14,362
Japanese Yen	4,808,000	50,592	6/4/2009	(129)
Malaysian Ringgit	53,930	15,113	8/12/2009	281
Mexican Peso	108,767	7,427	11/27/2009	624
Philippine Peso	2,800,000	62,556	12/24/2010	(5,936)
Pound Sterling	221,000	346,547	7/2/2009	10,616
Singapore Dollar	969,088	670,000	7/30/2009	861

		$21,644,518		$1,147,279

Sells

Australian Dollar	3,466,305	$2,723,285	6/29/2009	($47,325)
Brazilian Real	11,269,955	4,669,056	6/2/2009	(1,058,711)
Chinese Yuan Renminbi	4,525,228	664,400	7/15/2009	452
Chinese Yuan Renminbi	3,519,513	503,687	9/8/2009	(13,650)
Euro	2,250,000	3,064,955	6/15/2009	(115,538)
Japanese Yen	605,070,000	6,089,564	6/4/2009	(261,039)
Japanese Yen	1,636,810,000	16,706,238	6/4/2009	(473,147)
Mexican Peso	378,918	25,422	11/27/2009	(2,624)
Philippine Peso	6,912,808	143,618	8/6/2009	(1,709)
Philippine Peso	2,800,000	57,935	12/24/2010	1,316
Pound Sterling	3,772,000	5,836,133	7/2/2009	(259,872)
Singapore Dollar	969,088	649,479	7/30/2009	(21,382)
Swiss Franc	915,000	779,327	6/4/2009	(77,586)

		$41,913,099		($2,330,815)

Spectrum Income Fund
The Fund uses forward foreign currency contracts to hedge against anticipated currency exchange rates.

Buys

Australian Dollar	408,894	$307,958	8/20/2009	$17,639
Brazilian Real	1,307,894	610,873	8/4/2009	44,669
Canadian Dollar	285,082	243,687	8/20/2009	17,588
Czech Koruna	3,766,700	187,968	8/20/2009	9,230
Euro	55,000	75,701	7/13/2009	2,026

Euro	4,410,070	5,951,610	8/20/2009	278,740
Hungarian Forint	227,265,000	1,070,692	7/13/2009	51,768
Hungarian Forint	16,425,068	76,042	8/19/2009	4,497
Indian Rupee	21,390,600	420,000	7/27/2009	31,549
Indian Rupee	21,060,220	441,000	8/20/2009	2,559
Indonesian Rupiah	2,317,680,000	222,000	8/20/2009	(707)
Japanese Yen	52,834,920	557,472	8/20/2009	(2,440)
Mexican Peso	8,161,555	613,190	8/20/2009	(640)
Norwegian Krone	3,893,643	598,102	8/20/2009	18,122
Pound Sterling	295,000	434,034	7/28/2009	42,662
Pound Sterling	235,343	359,875	8/20/2009	20,381
South African Rand	1,867,910	220,000	8/20/2009	11,416
South Korean Won	148,362,500	112,438	7/20/2009	6,638
South Korean Won	329,570,800	244,000	7/28/2009	20,690
South Korean Won	1,252,238,400	1,008,000	8/20/2009	(497)
Swedish Krona	2,121,935	270,855	8/20/2009	9,518
Taiwan Dollar	18,269,860	553,000	7/27/2009	13,427

		$14,578,497		$598,835

Sells

Australian Dollar	69,803	$54,553	8/20/2009	($1,030)
Brazilian Real	9,171,352	4,211,287	7/20/2009	(399,822)
Brazilian Real	4,574,080	2,042,000	8/4/2009	(250,619)
Canadian Dollar	2,710,000	2,256,265	6/30/2009	(226,541)
Danish Krone	905,066	163,361	8/20/2009	(8,163)
Euro	740,000	1,004,372	7/13/2009	(41,412)
Euro	687,155	948,000	8/20/2009	(22,782)
Hungarian Forint	227,265,000	1,093,146	7/13/2009	(29,315)
Japanese Yen	135,000,000	1,388,775	7/13/2009	(28,814)
Japanese Yen	73,365,431	767,942	8/20/2009	(2,764)
Malaysian Ringgit	1,766,538	490,160	7/14/2009	(14,538)
Mexican Peso	24,315,000	1,813,740	7/20/2009	(18,821)
Mexican Peso	12,446,153	937,634	7/21/2009	(267)
Mexican Peso	28,907,516	2,171,538	8/20/2009	1,940
Polish Zloty	2,792,067	838,610	8/20/2009	(33,235)
Pound Sterling	21,139	33,706	8/20/2009	(451)
South African Rand	2,845,378	324,260	8/20/2009	(28,255)
Turkish Lira	241,523	147,450	7/21/2009	(8,174)
Turkish Lira	1,596,120	1,005,841	8/20/2009	(15,804)

		$21,692,640		($1,128,867)

Strategic Income Fund

The Fund uses forward foreign currency exchange contracts gain exposure to foreign currencies, to enhance potential gain, to hedge against anticipated currency exchange rates, and to maintain diversity and liquidity of the portfolio.

Buys

Australian Dollar	35,000	$24,003	6/30/2009	$3,970
Canadian Dollar	11,826,132	7,600,000	6/30/2009	693,944
Canadian Dollar	25,527,995	15,700,000	6/30/2009	2,573,296
Canadian Dollar	31,513,714	19,500,000	6/30/2009	2,534,950
Canadian Dollar	16,249,161	10,450,000	6/30/2009	423,598
Canadian Dollar	11,629,995	7,400,000	6/30/2009	330,067
Euro	10,000,000	16,784,500	6/30/2009	462,327
Euro	44,000,000	72,048,530	6/30/2009	3,422,956
Euro	1,900,000	2,560,773	6/30/2009	124,653
Euro	32,300,000	44,369,465	6/30/2009	1,282,773
Euro	3,800,000	5,120,766	6/30/2009	250,086
Euro	3,800,000	5,161,274	6/30/2009	209,577
Euro	1,900,000	2,575,602	6/30/2009	109,824
Euro	900,000	1,206,239	6/30/2009	65,805
Pound Sterling	6,247,522	11,202,432	6/30/2009	1,028,233

		$221,703,584		$13,516,059

Sells

Canadian Dollar	16,784,500	$10,000,000	6/30/2009	($1,705,874)
Canadian Dollar	135,331,356	92,306,058	6/30/2009	(14,092,840)
Euro	7,600,000	11,826,132	6/30/2009	(600,962)
Euro	15,700,000	25,527,995	6/30/2009	(1,375,545)
Euro	19,500,000	31,513,714	6/30/2009	(1,224,145)
Euro	10,450,000	16,249,161	6/30/2009	(306,532)
Euro	7,400,000	11,629,995	6/30/2009	(134,102)
Euro	37,657,367	51,063,389	6/30/2009	(2,160,854)
Euro	1,900,000	2,571,888	6/30/2009	(113,538)
Euro	32,300,000	44,558,629	6/30/2009	(1,093,609)
Euro	3,800,000	5,143,680	6/30/2009	(227,171)
Euro	3,800,000	5,180,806	6/30/2009	(190,045)
Euro	1,900,000	2,599,352	6/30/2009	(86,074)
New Zealand Dollar	6,247,522	18,241,969	6/30/2009	(2,820,362)
Pound Sterling	32,933,686	9,022,671	6/30/2009	(1,074,149)

		$337,435,439		($27,205,802)

Total Return Fund

The Fund uses forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and maintain the diversity and liquidity of the portfolio

Buys

Australian Dollar	3,802,000	$2,806,979	6/11/2009	$236,011
Australian Dollar	421,000	330,757	6/29/2009	5,748
Brazilian Real	317,064	130,134	6/2/2009	31,008
Brazilian Real	21,838,690	10,250,075	6/2/2009	849,076
Brazilian Real	981,036	476,000	6/2/2009	22,595
Brazilian Real	5,338,471	2,694,727	6/2/2009	18,462
Brazilian Real	605,954	252,481	6/2/2009	55,485
Brazilian Real	7,848,986	3,823,179	8/4/2009	110,887
Brazilian Real	5,215,371	2,427,448	8/4/2009	186,599
Canadian Dollar	24,000	21,054	6/8/2009	930
Canadian Dollar	756,000	615,798	6/8/2009	76,706
Canadian Dollar	1,185,000	1,060,488	6/8/2009	24,984
Chinese Yuan Renminbi	14,024,622	2,169,000	7/15/2009	(111,287)
Chinese Yuan Renminbi	46,988,037	7,263,900	7/15/2009	(369,748)
Chinese Yuan Renminbi	14,124,212	2,167,000	7/15/2009	(94,675)
Chinese Yuan Renminbi	15,321,390	2,377,100	7/15/2009	(129,124)
Chinese Yuan Renminbi	5,017,808	725,312	9/8/2009	12,262
Chinese Yuan Renminbi	3,192,860	460,000	9/8/2009	9,322
Chinese Yuan Renminbi	14,620,830	2,110,000	9/8/2009	39,133
Chinese Yuan Renminbi	6,517,725	940,000	9/8/2009	18,048
Chinese Yuan Renminbi	2,692,170	390,000	9/8/2009	5,725
Chinese Yuan Renminbi	2,096,807	310,500	3/29/2010	1,532
Chinese Yuan Renminbi	2,101,712	310,500	3/29/2010	2,262
Chinese Yuan Renminbi	12,801,390	1,893,000	3/29/2010	12,014
Euro	256,000	352,531	6/15/2009	9,338
Japanese Yen	31,014,000	40,770	6/4/2009	13,380
Japanese Yen	25,100,000	312,132	6/4/2009	11,027
Philippine Peso	4,400,000	252,414	12/24/2010	(9,329)
Pound Sterling	26,000	98,302	7/2/2009	1,249
Singapore Dollar	1,243,904	860,000	7/30/2009	1,105

		$47,921,581		$1,040,725

Sells

Brazilian Real	317,064	$132,000	6/2/2009	($29,143)
Brazilian Real	21,838,690	10,182,482	6/2/2009	(916,670)

Brazilian Real	981,036	484,889	6/2/2009	(13,706)
Brazilian Real	5,338,471	2,512,985	6/2/2009	(200,204)
Brazilian Real	605,954	252,000	6/2/2009	(55,966)
Brazilian Real	8,947,970	4,081,172	8/4/2009	(403,726)
Chinese Yuan Renminbi	9,409,503	1,318,000	7/15/2009	(62,576)
Chinese Yuan Renminbi	18,135,640	2,577,710	7/15/2009	(83,176)
Chinese Yuan Renminbi	42,443,552	6,050,600	7/15/2009	(176,778)
Chinese Yuan Renminbi	10,651,876	1,515,247	7/15/2009	(47,611)
Chinese Yuan Renminbi	9,817,691	1,375,746	7/15/2009	(64,720)
Chinese Yuan Renminbi	13,342,832	1,907,005	9/8/2009	(54,273)
Chinese Yuan Renminbi	11,280,821	1,614,420	9/8/2009	(43,761)
Chinese Yuan Renminbi	2,986,260	426,000	9/8/2009	(12,954)
Chinese Yuan Renminbi	4,431,480	632,000	9/8/2009	(19,388)
Euro	10,747,000	14,639,585	6/15/2009	(551,858)
Philippine Peso	4,649,000	91,041	12/24/2010	2,067
Pound Sterling	4,400,000	7,193,049	7/2/2009	(320,293)
Singapore Dollar	1,243,904	817,625	7/30/2009	(43,480)

		$57,803,556		($3,098,216)

Vista Fund
The Trust uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currency and maintain the diversity and liquidity of the portfolio

Buys

Swiss Franc	341,210	$314,523	6/30/2009	$5,130

		$314,523		$5,130

Sells

Danish Krone	790,259	$324,800	6/30/2009	($5,818)
Swiss Franc	1,742,500	725,288	6/30/2009	(15,043)

		$1,050,088		($20,861)

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at the end of the period are representative of the activity for written options during the period ended May 31 2009.

Fair Value of Derivative Instruments by Risk Category

The table below summarizes the fair values of derivatives held by the Funds at May 31, 2009 by risk category:

Active Bond Fund			All Cap Core Fund

Derivatives not accounted for			Derivatives not accounted for
as hedging instruments under	Asset Derivatives	Liability Derivatives	as hedging instruments under	Asset Derivatives	Liability Derivatives
FAS 133	Fair Value	Fair Value	FAS 133	Fair Value	Fair Value

Interest rate contracts*	$111,688	-	Interest rate contracts	-	-
Foreign exchange contracts	-	-	Foreign exchange contracts	-	-
Credit Contracts	-	-	Credit Contracts	-	-
Equity Contracts	-	-	Equity Contracts*	$5,352,119	-
Total	$111,688	-	Total	$5,352,119	-
* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

Global Bond Fund			Global Real Estate Fund

Derivatives not accounted for			Derivatives not accounted for
as hedging instruments under	Asset Derivatives	Liability Derivatives	as hedging instruments under	Asset Derivatives	Liability Derivatives
FAS 133	Fair Value	Fair Value	FAS 133	Fair Value	Fair Value
Interest rate contracts*	$4,886,646	($1,116,206)	Interest rate contracts	-	-
Foreign exchange contracts	10,641,354	(1,882,139)	Foreign exchange contracts	$696,762	($3,788,846)
Credit Contracts	9,439,076	(3,424,076)	Credit Contracts	-	-
Equity Contracts	-	-	Equity Contracts	-	-
Total	$24,967,076	($6,422,421)	Total	$696,762	($3,788,846)
* Includes cumulative appreciation/depreciation of futures contracts.

High Income Fund			Index 500 Fund

Derivatives not accounted for			Derivatives not accounted for
as hedging instruments under	Asset Derivatives	Liability Derivatives	as hedging instruments under	Asset Derivatives	Liability Derivatives
FAS 133	Fair Value	Fair Value	FAS 133	Fair Value	Fair Value
Interest rate contracts	-	-	Interest rate contracts*	-	-
Foreign exchange contracts	2,642,080	($3,094,004)	Foreign exchange contracts	-	-
Credit Contracts	-	-	Credit Contracts	-	-
Equity Contracts	1,075,040	-	Equity Contracts	$10,555,362	-
Total	$3,717,120	($3,094,004)	Total	$10,555,362	-
			* Includes cumulative appreciation/depreciation of futures contracts.

International Equity Index Fund			Investment Quality Bond Fund

Derivatives not accounted for			Derivatives not accounted for
as hedging instruments under	Asset Derivatives	Liability Derivatives	as hedging instruments under	Asset Derivatives	Liability Derivatives
FAS 133	Fair Value	Fair Value	FAS 133	Fair Value	Fair Value
Interest rate contracts	-	-	Interest rate contracts*	$96,340	($563,638)
Foreign exchange contracts	$792,984	($50)	Foreign exchange contracts	296,664	(767,164)
Credit Contracts	-	-	Credit Contracts	11,948	(20,954)
Equity Contracts*	322,179	(16,192)	Equity Contracts	-	-
Total	$1,115,163	($16,242)	Total	$404,952	($1,351,756)
* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

Mid Cap Index Fund			Mid Cap Intersection Fund

Derivatives not accounted for			Derivatives not accounted for
as hedging instruments under	Asset Derivatives	Liability Derivatives	as hedging instruments under	Asset Derivatives	Liability Derivatives
FAS 133	Fair Value	Fair Value	FAS 133	Fair Value	Fair Value
Interest rate contracts	-	-	Interest rate contracts	-	-
Foreign exchange contracts	-	-	Foreign exchange contracts	-	-
Credit Contracts	-	-	Credit Contracts	-	-
Equity Contracts*	$2,907,037	-	Equity Contracts*	$79,512	-
Total	$2,907,037	-	Total	$79,512	-
* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

Real Return Bond Fund			Small Cap index Fund

Derivatives not accounted for			Derivatives not accounted for
as hedging instruments under	Asset Derivatives	Liability Derivatives	as hedging instruments under	Asset Derivatives	Liability Derivatives
FAS 133	Fair Value	Fair Value	FAS 133	Fair Value	Fair Value
Interest rate contracts*	$4,053,223	($1,054,377)	Interest rate contracts	-	-

Foreign exchange contracts	1,291,892	(2,475,428)	Foreign exchange contracts	-	-
Credit Contracts	7,687,608	(1,198,090)	Credit Contracts	-	-
Equity Contracts	-	-	Equity Contracts*	$499,944	-
Total	$13,032,723	($4,727,895)	Total	$499,944	-

* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

Smaller Company Growth Fund			Spectrum Income Fund

Derivatives not accounted for			Derivatives not accounted for
as hedging instruments under	Asset Derivatives	Liability Derivatives	as hedging instruments under	Asset Derivatives	Liability Derivatives
FAS 133	Fair Value	Fair Value	FAS 133	Fair Value	Fair Value
Interest rate contracts	-	-	Interest rate contracts*	$38,270	($119,805)
Foreign exchange contracts	-	-	Foreign exchange contracts*	605,059	(1,427,839)
Credit Contracts	-	-	Credit Contracts	121	(4,718)
Equity Contracts*	$106,578	-	Equity Contracts	-	-
Total	$106,578	-	Total	$643,450	($1,552,362)
* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

Strategic Bond Fund			Strategic Income Fund

Derivatives not accounted for			Derivatives not accounted for
as hedging instruments under	Asset Derivatives	Liability Derivatives	as hedging instruments under	Asset Derivatives	Liability Derivatives
FAS 133	Fair Value	Fair Value	FAS 133	Fair Value	Fair Value
Interest rate contracts*	$233,188	($1,087,426)	Interest rate contracts	-	-
Foreign exchange contracts	6	-	Foreign exchange contracts	$14,955,481	($27,468,755)
Credit Contracts	-	-	Credit Contracts	-	-
Equity Contracts	-	-	Equity Contracts	13,000	-
Total	$233,194	($1,087,426)	Total	$14,968,481	($27,468,755)
* Includes cumulative appreciation/depreciation of futures contracts.

Total Return Fund			U.S. Government Securities Fund

Derivatives not accounted for			Derivatives not accounted for
as hedging instruments under	Asset Derivatives	Liability Derivatives	as hedging instruments under	Asset Derivatives	Liability Derivatives
FAS 133	Fair Value	Fair Value	FAS 133	Fair Value	Fair Value
Interest rate contracts*	56,342,094	($4,765,173)	Interest rate contracts*	$688,334	($957,254)
Foreign exchange contracts	1,756,955	(3,814,446)	Foreign exchange contracts	-	-
Credit Contracts	1,682,551	(8,659,324)	Credit Contracts	-	-

Equity Contracts	-	-	Equity Contracts	-	-
Total	$59,781,600	($17,238,943)	Total	$688,334	($957,254)
* Includes cumulative appreciation/depreciation of futures contracts.			* Includes cumulative appreciation/depreciation of futures contracts.

U.S. Multi Sector Fund			Vista Fund

Derivatives not accounted for			Derivatives not accounted for
as hedging instruments under	Asset Derivatives	Liability Derivatives	as hedging instruments under	Asset Derivatives	Liability Derivatives
FAS 133	Fair Value	Fair Value	FAS 133	Fair Value	Fair Value
Interest rate contracts	-	-	Interest rate contracts	-	-
Foreign exchange contracts	-	-	Foreign exchange contracts	$5,130	($20,861)
Credit Contracts	-	-	Credit Contracts	-	-
Equity Contracts*	$615,888	-	Equity Contracts	-	-
Total	$615,888	-	Total	$5,130	($20,861)

* Includes cumulative appreciation/depreciation of futures contracts.

Stripped securities Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represent an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

RISKS & UNCERTAINTIES

Fixed Income Risk Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Derivatives and Counterparty Risk The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

Mortgage security risk Certain Funds of the trust may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Risks Associated with Foreign Investments Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash, securities or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Investing in High Yield Securities Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Fund may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Emerging Markets Risk Certain Funds invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country.

Floating Rate Loan Liquidity Risk Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

John Hancock
MUTUAL FUNDS

John Hancock Optimized Value Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2009

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)
(showing percentage of total net assets)

Optimized Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.48%
Aerospace - 1.14%
General Dynamics Corp.	67,525	$3,842,173
Air Travel - 0.65%
Continental Airlines, Inc., Class B *	232,776	2,169,472
Banking - 4.85%
Bank of New York Mellon Corp.	55,531	1,542,651
Credit Suisse Group AG, SADR	46,922	2,103,513
Hudson City Bancorp, Inc.	200,805	2,576,328
PNC Financial Services Group, Inc.	158,870	7,236,529
U.S. Bancorp	147,294	2,828,045

		16,287,066
Biotechnology - 0.62%
Amgen, Inc. *	41,994	2,097,180
Building Materials & Construction - 0.67%
Eagle Materials, Inc.	92,027	2,263,864
Business Services - 2.36%
Alliance Data Systems Corp. * (a)	104,135	4,217,467
Convergys Corp. *	171,304	1,584,562
SAIC, Inc. *	122,131	2,133,629

		7,935,658
Cable & Television - 2.04%
Comcast Corp., Class A	296,899	4,088,299
Viacom, Inc., Class B *	124,480	2,759,722

		6,848,021
Chemicals - 0.91%
Celanese Corp., Series A	148,318	3,042,002
Computers & Business Equipment - 1.82%
Cisco Systems, Inc. *	183,433	3,393,511
International Business Machines Corp.	25,404	2,699,937

		6,093,448
Containers & Glass - 2.32%
Owens-Illinois, Inc. *	158,614	4,541,119
Pactiv Corp. *	145,359	3,256,041

		7,797,160
Cosmetics & Toiletries - 2.91%
Colgate-Palmolive Company	74,449	4,909,912
Procter & Gamble Company	93,630	4,863,142

		9,773,054
Crude Petroleum & Natural Gas - 4.22%
Marathon Oil Corp.	116,443	3,712,203
Plains Exploration & Production Company *	137,204	3,880,129
XTO Energy, Inc.	154,076	6,589,831

		14,182,163
Electrical Utilities - 3.43%
Dominion Resources, Inc.	138,908	4,415,885
DPL, Inc.	136,063	2,960,731
FirstEnergy Corp.	45,424	1,716,573
FPL Group, Inc.	43,056	2,433,956

		11,527,145
Energy - 2.36%
Duke Energy Corp.	128,855	1,823,298

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Sempra Energy	133,213	$6,085,170

		7,908,468
Financial Services - 14.51%
Bank of America Corp.	389,426	4,388,831
Broadridge Financial Solutions, Inc.	167,129	2,767,656
Citigroup, Inc. * (a)	322,574	1,199,975
Goldman Sachs Group, Inc.	27,709	4,005,890
JPMorgan Chase & Company	303,381	11,194,759
Morgan Stanley	125,454	3,803,765
NASDAQ OMX Group, Inc. *	222,194	4,690,516
SLM Corp. *	662,433	4,378,682
State Street Corp.	94,235	4,377,216
Wells Fargo & Company	310,553	7,919,102

		48,726,392
Food & Beverages - 2.93%
ConAgra Foods, Inc.	116,547	2,166,608
Flowers Foods, Inc.	169,981	3,598,498
McCormick & Company, Inc.	133,240	4,066,485

		9,831,591
Healthcare Products - 4.59%
Baxter International, Inc.	104,952	5,372,493
Gen-Probe, Inc. *	69,683	2,970,586
Johnson & Johnson	128,190	7,070,961

		15,414,040
Healthcare Services - 2.30%
DaVita, Inc. *	75,985	3,427,683
Express Scripts, Inc. *	66,814	4,279,437

		7,707,120
Hotels & Restaurants - 2.02%
Brinker International, Inc.	61,054	1,092,867
Yum! Brands, Inc.	164,253	5,688,081

		6,780,948
Household Appliances - 0.99%
Stanley Works	93,066	3,322,456
Household Products - 1.16%
Newell Rubbermaid, Inc.	139,639	1,607,245
Tupperware Brands Corp.	94,604	2,300,769

		3,908,014
Industrials - 2.64%
Aecom Technology Corp. *	45,629	1,456,021
General Electric Company	549,666	7,409,498

		8,865,519
Insurance - 4.61%
ACE, Ltd.	62,736	2,759,757
American Financial Group, Inc.	127,008	2,720,511
Arch Capital Group, Ltd. *	44,889	2,554,633
Endurance Specialty Holdings, Ltd.	94,064	2,583,938
Lincoln National Corp.	256,655	4,863,612

		15,482,451
International Oil - 8.57%
Chevron Corp.	128,836	8,589,496
ConocoPhillips	152,416	6,986,750

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Exxon Mobil Corp.	190,284	$13,196,195

		28,772,441
Petroleum Services - 4.32%
ENSCO International, Inc.	91,660	3,564,658
Noble Corp.	125,974	4,329,726
Total SA, SADR	57,712	3,327,097
Transocean, Ltd. *	41,398	3,290,313

		14,511,794
Pharmaceuticals - 3.74%
Abbott Laboratories	127,613	5,750,242
Mylan, Inc. * (a)	197,326	2,606,676
Pfizer, Inc.	277,180	4,210,364

		12,567,282
Real Estate - 2.30%
Brookfield Properties Corp. REIT	173,166	1,309,135
Macerich Company, REIT (a)	127,596	2,153,820
Public Storage, REIT	25,085	1,670,912
SL Green Realty Corp., REIT (a)	112,714	2,581,151

		7,715,018
Retail Trade - 3.30%
Aaron, Inc., Class B	92,366	3,008,361
Best Buy Company, Inc.	35,591	1,249,244
CVS Caremark Corp.	58,439	1,741,482
Ross Stores, Inc.	129,506	5,071,455

		11,070,542
Sanitary Services - 3.31%
Ecolab, Inc.	70,644	2,638,553
Republic Services, Inc.	224,925	5,126,041
Stericycle, Inc. *	66,700	3,333,666

		11,098,260
Semiconductors - 2.41%
Intel Corp.	160,278	2,519,570
PMC-Sierra, Inc. *	393,781	2,988,798
Xilinx, Inc.	124,695	2,586,174

		8,094,542
Software - 0.74%
Red Hat, Inc. *	123,806	2,469,930
Telecommunications Equipment &
Services - 2.29%
Embarq Corp.	182,900	7,685,458
Telephone - 2.45%
AT&T, Inc.	270,189	6,697,985
Verizon Communications, Inc.	52,618	1,539,603

		8,237,588

TOTAL COMMON STOCKS (Cost $324,339,339)		$334,028,260

SHORT TERM INVESTMENTS - 3.23%
John Hancock Collateral Investment
Trust, 0.7339% (c)(f)	1,084,547	$10,845,465

TOTAL SHORT TERM INVESTMENTS
(Cost $10,845,465)		$10,845,465

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State
Street Corp. dated 05/29/2009 at
0.07% to be repurchased at
$938,005 on 6/1/2009,
collateralized by $735,000 U.S.
Treasury Bonds, 6.875% due
08/17/2025 (valued at $962,630,
including interest)	$938,000	$938,000

TOTAL REPURCHASE AGREEMENTS
(Cost $938,000)		$938,000

Total Investments (Optimized Value Fund)
(Cost $336,122,804)† - 102.99%		$345,811,725
Other assets and liabilities, net - (2.99)%		(10,024,248)

TOTAL NET ASSETS - 100.00%		$335,787,477

Footnotes

Percentages are stated as a percent of net assets.

* Non-Income Producing

(a) All or a portion of this security was out on loan

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f) John Hancock Collateral Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the annualized seven-day yield at May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $339,315,532. Net unrealized appreciation aggregated $6,496,193, of which $34,288,396 related to appreciated investment securities and $27,792,203 related to depreciated investment securities.

Key to Security Abbreviations and Legend

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
2

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing

Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$344,873,725	-

Level 2 – Other Significant Observable Inputs	938,000	-

Level 3 – Significant Unobservable Inputs	-	-

Total	$345,811,725	-

• Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, are stated at market value.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess cash collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Risk and uncertainties
Sector risk — financial services
The Fund may focus its investments in a particular industry, sector of the economy or invest in a limited number of companies. The focus is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, this may make the Fund’s value more volatile and investment values may rise and fall more rapidly than a fund that is less focused.

More information

Trustees
James M. Oates, *Chairman***
James R. Boyle†
Grace K. Fey†**
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman**
Hassell H. McClellan**
Steven M. Roberts*
John D. Richardson*
Trustee Emeritus (since December 2006)

*Member of the Audit Committee
**Member of the Compliance Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Optimized Value Fund.

326Q3 5/09
7/09

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 15, 2009

/S/Charles A. Rizzo .
Charles A. Rizzo
Chief Financial Officer

Date: July 15, 2009